            As filed with the Securities and Exchange Commission on May 1, 2006.
                                                      Registration No. 333-83558
                                                                        811-6584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 11

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         (formerly, The Manufacturers Life Insurance Company of New York
                               Separate Account A)
                           (Exact name of Registrant)

                     JOHN HANCOCK LIFE INSURANCE COMPANY OF
                   NEW YORK (formerly, The Manufacturers Life
                         Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive,Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, Esquire
                 John Hancock Life Insurance Company of New York
                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 2006 pursuant to paragraph (b) of Rule 485,
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item          Caption in Prospectus
Part A

1.............    Cover Page
2.............    Appendix A:  Special Terms
3.............    Summary
4.............    Appendix B:  Table of Accumulation Values
5                 General Information about Us, The Variable Account, the Trust .
6                 Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees;
                  Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the Contract
7.............    Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net Investment Factor;
                    Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost Averaging;
                    Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner
                    Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification
8.............    Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity
                    Benefit Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments;
                    Transfers During the Pay Out During the Pay Out Period
9.............    Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period Provisions; Death
                    Benefit Period
10............    Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net
                    Investment Factor; Distribution of Contracts
11............    Withdrawals; Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to Review
12............    Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification Requirements; Qualified
                    Retirement Plans; Appendix C:  Qualified Plan Types
13............    Legal Proceedings
14............    Statement of Additional Information - Table of Contents

Part B .......    Caption in Statement of Additional Information

15............    Cover Page
16............    Table of Contents
17............    General Information and History.
18............    Services-Independent Auditors, Services-Servicing Agent
19............    Not Applicable
20............    Services - Principal Underwriter
21............    Performance Data
22............    Not Applicable
23............    Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                         (Venture III Variable Annuity)
                          (currently issued contracts)

                             (JOHN HANCOCK(R) LOGO)

                             JOHN HANCOCK ANNUITIES

                                                    Prospectus dated May 1, 2006

                          VENTURE III VARIABLE ANNUITY


This Prospectus describes interests in VENTURE III flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture III variable annuity Contract for the name of your issuing Company.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. We will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. We show the Fund's manager in bold above the name of the Fund:



AIM CAPITAL MANAGEMENT, INC.
   Mid Cap Core Trust

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust
   U.S. Large Cap Trust

CAPITAL RESEARCH AND MANAGEMENT COMPANY
   American Bond Trust
   American Growth Trust
   American Growth-Income Trust
   American International Trust

DAVIS SELECTED ADVISERS, L.P.

   Financial Services Trust
   Fundamental Value Trust

DEUTSCHE ASSET MANAGEMENT, INC.
   Real Estate Securities Trust

GRANTHAM, MAYO, VAN OTTERLOO & Co. LLC
   International Core Trust

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Index Allocation Trust
   Lifestyle Aggressive Trust
   Lifestyle Balanced Trust
   Lifestyle Conservative Trust
   Lifestyle Growth Trust
   Lifestyle Moderate Trust
   Money Market Trust
   Pacific Rim Trust

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust
   Total Return Trust

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust
   Equity-Income Trust
   Health Sciences Trust
   Science & Technology Trust
   Small Company Value Trust

TEMPLETON INVESTMENT COUNSEL, LLC

   International Small Cap Trust
   International Value Trust

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust

VAN KAMPEN

   Value Trust

WELLINGTON MANAGEMENT COMPANY, LLP

   Investment Quality Bond Trust

   Mid Cap Stock Trust
   Natural Resources Trust
   Small Cap Growth Trust
   Small Cap Value Trust

WESTERN ASSET MANAGEMENT CO.
   High Yield Trust
   Strategic Bond Trust
   U.S. Government Securities Trust



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


    ANNUITIES SERVICE CENTER                            MAILING ADDRESS
      601 Congress Street                            Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                  www.johnhancockannuities.com


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


    ANNUITIES SERVICE CENTER                            MAILING ADDRESS
      601 Congress Street                            Post Office Box 55013
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                   www.johnhancocknewyork.com

         Venture III 2006

                                TABLE OF CONTENTS





GLOSSARY OF SPECIAL TERMS ................................................     1
OVERVIEW .................................................................     3
FEE TABLES ...............................................................     7
   EXAMPLES ..............................................................     8
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS.........    11
   THE COMPANIES .........................................................    11
   THE SEPARATE ACCOUNTS .................................................    12
   THE FUNDS .............................................................    12
   VOTING INTEREST .......................................................    18
DESCRIPTION OF THE CONTRACT ..............................................    19
   ELIGIBLE PLANS ........................................................    19
   ACCUMULATION PERIOD PROVISIONS ........................................    19
      Purchase Payments ..................................................    19
      Accumulation Units .................................................    19
      Value of Accumulation Units ........................................    20
      Net Investment Factor ..............................................    20
      Transfers Among Investment Options .................................    20
      Maximum Number of Investment Options ...............................    21
      Telephone and Electronic Transactions ..............................    21
      Special Transfer Services-Dollar Cost Averaging ....................    22
      Special Transfer Services-Asset Rebalancing Program ................    22
      Withdrawals ........................................................    23
      Special Withdrawal Services-The Income Plan ........................    23
      Death Benefit During Accumulation Period ...........................    24
   PAY-OUT PERIOD PROVISIONS .............................................    25
      General ............................................................    25
      Annuity Options ....................................................    25
      Determination of Amount of the First Variable Annuity
         Benefit Payment .................................................    27
      Annuity Units and the Determination of Subsequent Variable
         Annuity Benefit Payments ........................................    27
      Transfers During Pay-out Period ....................................    27
      Death Benefit During Pay-out Period ................................    27
   OTHER CONTRACT PROVISIONS .............................................    27
      Right to Review ....................................................    27
      Ownership ..........................................................    28
      Annuitant ..........................................................    28
      Beneficiary ........................................................    29
      Modification .......................................................    29
      Our Approval .......................................................    29
      Misstatement and Proof of Age, Sex or Survival .....................    29
   FIXED INVESTMENT OPTIONS ..............................................    29
   OPTIONAL BENEFITS .....................................................    30
      Principal Plus for Life ............................................    30
      Annual Step Death Benefit ..........................................    38
CHARGES AND DEDUCTIONS ...................................................    40
   WITHDRAWAL CHARGES ....................................................    40
      Waiver of Applicable Withdrawal Charge - Confinement to
         Eligible Nursing Home ...........................................    41
   ASSET-BASED CHARGES ...................................................    41
      Daily Administration Fee ...........................................    41
      Mortality and Expense Risks Fee ....................................    41
      Distribution Fee ...................................................    42
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS ....................    42
   PREMIUM TAXES .........................................................    42
FEDERAL TAX MATTERS ......................................................    44
   INTRODUCTION ..........................................................    44
   OUR TAX STATUS ........................................................    44
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ..........................    44
   NON-QUALIFIED CONTRACTS ...............................................    44
      Undistributed Gains ................................................    44
      Taxation of Annuity Payments .......................................    45
      Surrenders, Withdrawals and Death Benefits .........................    45
      Taxation of Death Benefit Proceeds .................................    45
      Penalty Tax on Premature Distributions .............................    46
      Puerto Rico Non-Qualified Contracts ................................    46
      Diversification Requirements .......................................    46
   QUALIFIED CONTRACTS ...................................................    47
      Penalty Tax on Premature Distributions .............................    47
      Tax-Free Rollovers .................................................    48
      Loans ..............................................................    48
      Puerto Rico Contracts Issued to Fund Retirement Plans ..............    49
   SEE YOUR OWN TAX ADVISER ..............................................    49
GENERAL MATTERS ..........................................................    50
   ASSET ALLOCATION SERVICES .............................................    50
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ..............    50
   DISTRIBUTION OF CONTRACTS .............................................    50
      Standard Compensation ..............................................    50
      Additional Compensation and Revenue Sharing ........................    51
      Differential Compensation ..........................................    51
   CONFIRMATION STATEMENTS ...............................................    51
   REINSURANCE ARRANGEMENTS ..............................................    51
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE .................   A-1
APPENDIX B: PRINCIPAL PLUS FOR LIFE EXAMPLES .............................   B-1
APPENDIX C: QUALIFIED PLAN TYPES .........................................   C-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ...............................   U-1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents



General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Auditors...................................................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1



JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents



General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Auditors...................................................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1

                            Glossary of Special Terms


The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.



ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.



ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.



ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.



BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.



CODE: The Internal Revenue Code of 1986, as amended.



COMPANY: John Hancock USA or John Hancock New York.



CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.



CONTRACT: The variable annuity contract offered by this Prospectus.



CONTRACT ANNIVERSARY: The anniversary of the Contract Date.



CONTRACT DATE: The date of issue of the Contract.



CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.



CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.



DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.



FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.



FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.



FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.



GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.



INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.



JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.



JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).



LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.



MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.



NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.



OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.



PROSPECTUS: This Prospectus that describes interests in the Contract.



PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.



QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.



QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



RIDER: An optional benefit that you may elect for an additional charge.



SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.



SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.



UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.



VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.



VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.


Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.


WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?


The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.


WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers tax-deferred treatment of earnings, a death benefit and an optional death benefit, an optional guaranteed minimum withdrawal benefit, and annuity benefit payments.



In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFIT, AND GUARANTEED FEES.



We will pay a death benefit to your Beneficiary if you die during the Accumulation Period, which is described in this Prospectus under "Death Benefit During Accumulation Period". For an additional fee, you may elect an optional death benefit called the "Annual Step Death Benefit". The Contract also offers an optional, guaranteed minimum withdrawal benefit called "Principal Plus for Life" for an additional fee. We provide more information about these benefits in this Prospectus under the section, "Optional Benefits".



We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.


HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?


We use the term Purchase Payment to refer to the investment you make in the Contract. The table below shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for subsequent Purchase Payments. Generally, you may make additional Purchase Payments at any time.



MINIMUM INITIAL PURCHASE PAYMENT   MINIMUM SUBSEQUENT PURCHASE PAYMENT
--------------------------------   -----------------------------------
             $10,000                               $30

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.


WHAT ARE MY INVESTMENT CHOICES?


There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.



VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.



Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.



FIXED INVESTMENT OPTIONS. Currently, we do not make any Fixed Investment Options available, other than a DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.


HOW CAN I CHANGE MY INVESTMENT CHOICES?


ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.



TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.



The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


CAN I TAKE OUT ANY OF MY MONEY?


During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?

For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The following Riders are available under the Contract. The availability of the Riders may vary by state. For additional information on these Riders, please see the section entitled "Optional Benefits".


1) PRINCIPAL PLUS FOR LIFE



We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "Guaranteed Withdrawal Amount" each year. The initial Guaranteed Withdrawal Amount equals 5% of a "Guaranteed Withdrawal Balance". The initial Guaranteed Withdrawal Balance equals your initial Purchase Payment for the Contract, up to a $5 million maximum. You can withdraw the Guaranteed Withdrawal Amount each year until the Guaranteed Withdrawal Balance is depleted to zero. In addition, after you attain age 65, we will calculate a "Lifetime Income Amount". If you subsequently limit your annual withdrawals to the Lifetime Income Amount, we will make the Lifetime Income Amount benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your Contract Value reduces to zero.



THE LIFETIME INCOME AMOUNT WILL EQUAL THE GUARANTEED WITHDRAWAL AMOUNT IF YOU DO NOT TAKE ANY WITHDRAWALS UNTIL YOUR AGE 65 CONTRACT ANNIVERSARY (I.E., THE CONTRACT ANNIVERSARY ON OR NEXT FOLLOWING YOUR 65TH BIRTHDAY), OR IF YOU PURCHASE A CONTRACT AFTER YOU ATTAIN AGE 65. IF YOU PURCHASE A CONTRACT FOR TWO OR MORE OWNERS, THE LIFETIME INCOME AMOUNT APPLIES ONLY TO THE LIFE OF THE OLDEST OWNER.



Under Principal Plus for Life, you choose how much Contract Value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the Guaranteed Withdrawal Amount in any year, we may reduce the Guaranteed Withdrawal Amount that we guarantee for future withdrawals. Similarly, we may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the Lifetime Income Amount in any year after you attain age 65. We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Optional Benefits - Principal Plus for Life" section of the Prospectus.



YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT. THE LIFETIME INCOME AMOUNT MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GUARANTEED WITHDRAWAL BALANCE TO ZERO.



We reduce the Guaranteed Withdrawal Balance each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the Lifetime Income Amount will equal 5% of the Guaranteed Withdrawal Balance at that time. We will increase the Guaranteed Withdrawal Balance by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, we may also increase or "Step-Up" the Guaranteed Withdrawal Balance on certain dates. You may also increase the amounts we guarantee by making additional Purchase Payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH PRINCIPAL PLUS FOR LIFE.



IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option (We describe the currently available Investment Options for Contracts issued with Principal Plus for Life in the "Optional Benefits" section of this Prospectus.)



Principal Plus for Life is available only at Contract issue and cannot be revoked once elected. Principal Plus for Life is not available if you are over age 80.



2)   ANNUAL STEP DEATH BENEFIT



Under the Annual Step Death Benefit Rider, we guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step Death Benefit is available only at Contract issue and cannot be revoked once elected. You may not purchase the Annual Step Death Benefit Rider, however, if you (or any joint Owner) are over age 80.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?


Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options, based on your value in each.



If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.


WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:


- full or partial withdrawals (including surrenders and systematic withdrawals);



-    payment of any death benefit proceeds; and


-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:


-    the type of the distribution;



-    when the distribution is made;



-    the nature of any Qualified Plan for which the contract is being used; and


-    the circumstances under which the payments are made.


If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.



Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.



IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.



We provide additional information on taxes in the "Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


CAN I RETURN MY CONTRACT?


In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value on the date of cancellation and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.


WILL I RECEIVE A CONFIRMATION STATEMENT?


We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture III Contract. These fees are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).



THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



                     CONTRACT OWNER TRANSACTION EXPENSES(A)



MAXIMUM WITHDRAWAL CHARGE(B)
(as percentage of Purchase Payments)
   First Year                            6%
   Second Year                           5%
   Third Year                            4%
   Thereafter                            0%

TRANSFER FEE(C)
   Maximum Fee                         $25
   Current Fee                         $ 0



(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").



(B) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of each Purchase Payment.



(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.


THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.


               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES



ANNUAL CONTRACT FEE                                            NONE
-------------------                                            ----
ANNUAL SEPARATE ACCOUNT EXPENSES(A)
(as a percentage of average  Contract Value)
Mortality and  Expense Risks Fee                               1.25%
Distribution Fee                                               0.25%
Daily Administration Fee (asset based)                         0.15%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                         1.65%
   (With No Optional Riders Reflected)

OPTIONAL BENEFITS
FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Annual Step Death Benefit Fee                         0.20%
   TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(B)                   1.85%

FEES DEDUCTED FROM CONTRACT VALUE
Optional Principal Plus for Life Fee(C)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Maximum fee                                                 0.75%
   Current fee                                                 0.40%



(A) A daily fee reflected as a percentage of the Variable Investment Options unless otherwise noted.



(B) Amount shown includes the Mortality and Expense Risks Fee, Distribution Fee, Daily Administration Fee as well as the optional Annual Step Death Benefit Fee.



(C) The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND PROSPECTUS.



TOTAL ANNUAL FUND OPERATING EXPENSES                    MINIMUM   MAXIMUM
------------------------------------                    -------   -------
Range of expenses that are deducted from Fund assets,
   including management fees, Rule 12b-1 fees, and
   other expenses                                        0.77%     1.42%



EXAMPLES



We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Example 1 pertains to a Contract with the optional benefit Riders shown below. Example 2 pertains to a Contract without optional benefit Riders.



EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES CONTRACT WITH OPTIONAL BENEFIT RIDERS



The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA
PRINCIPAL PLUS FOR LIFE AND ANNUAL STEP DEATH BENEFIT



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
If you surrender the Contract at the end
   of the applicable time period:           $958     $1,618    $2,106    $4,313

If you annuitize, or do not surrender
   the Contract at the end of the
   applicable time period:                  $408     $1,245    $2,106    $4,313



JOHN HANCOCK NEW YORK
PRINCIPAL PLUS FOR LIFE AND ANNUAL STEP DEATH BENEFIT



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
If you surrender the Contract at the end
   of the applicable time period:           $958     $1,618    $2,106    $4,313

If you annuitize, or do not surrender
   the Contract at the end of the
   applicable time period:                  $408     $1,245    $2,106    $4,313



EXAMPLE 2: MINIMUM FUND OPERATING EXPENSES -CONTRACT WITH NO OPTIONAL BENEFIT RIDERS



The next example assumes that you invest $10,000 in a Contract, but with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                           ------   -------   -------   --------
If you surrender the Contract at the end
   of the applicable time period:           $800     $1,144    $1,287    $2,743

If you annuitize, or do not surrender
   the Contract at the end of the
   applicable time period:                  $245     $  753    $1,287    $2,743



JOHN HANCOCK NEW YORK                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------                      ------   -------   -------   --------
If you surrender the Contract at the end
   of the applicable time period:           $800     $1,144    $1,287    $2,743

If you annuitize, or do not surrender
   the Contract at the end of the
   applicable time period:                  $245     $  753    $1,287    $2,743

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THIS TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



                                                                                                     TOTAL FUND
                                                               MANAGEMENT      12B-1       OTHER       ANNUAL
                                                                  FEES          FEES     EXPENSES     EXPENSES
                                                               ----------   -----------  --------   -----------
                                                                            (Series II)             (Series II)
JOHN HANCOCK TRUST (SERIES II):
   American Bond Trust (See Notes 1, 2 and 3.)                    0.43%        0.75%       0.04%       1.22%
   American Growth Trust (See Notes 1 and 3.)                     0.33%        0.75%       0.04%       1.12%
   American Growth-Income Trust (See Notes 1 and 3.)              0.28%        0.75%       0.05%       1.08%
   American International Trust (See Notes 1 and 3.)              0.52%        0.75%       0.08%       1.35%
   Blue Chip Growth Trust (See Notes 1, 2 and 4.)                 0.81%        0.25%       0.07%       1.13%
   Capital Appreciation Trust (See Notes 1 and 2.)                0.81%        0.25%       0.05%       1.11%
   Classic Value Trust (See Note 2.)                              0.80%        0.25%       0.24%       1.29%
   Core Bond Trust (See Notes 1 and 5.)                           0.67%        0.25%       0.07%       0.99%
   Core Equity Trust (See Notes 1 and 2.)                         0.79%        0.25%       0.06%       1.10%
   Equity-Income (See Notes 1, 2 and 4.)                          0.81%        0.25%       0.05%       1.11%
   Financial Services Trust (See Notes 1, 2 and 6.)               0.82%        0.25%       0.09%       1.16%
   Fundamental Value Trust (See Notes 1, 2 and 6.)                0.77%        0.25%       0.05%       1.07%
   Global Allocation Trust (See Notes 1 and 2.)                   0.85%        0.25%       0.19%       1.29%
   Global Bond Trust (See Note 2.)                                0.70%        0.25%       0.12%       1.07%
   Health Sciences Trust (See Notes 1, 2 and 4.)                  1.05%        0.25%       0.12%       1.42%
   High Yield Trust (See Notes 1 and 2.)                          0.66%        0.25%       0.07%       0.98%
   Income & Value Trust (See Note 2.)                             0.79%        0.25%       0.08%       1.12%
   Index Allocation Trust (See Notes 1, 2 and 7.)                 0.05%        0.25%       0.50%       0.80%
   International Opportunities Trust (See Notes 1, 2 and 4.)      0.90%        0.25%       0.06%       1.21%
   International Small Cap Trust (See Notes 1 and 2.)             0.92%        0.25%       0.21%       1.38%
   International Value Trust (See Notes 1, 2 and 8.)              0.82%        0.25%       0.19%       1.26%
   Investment Quality Bond Trust (See Notes 1 and 2.)             0.60%        0.25%       0.09%       0.94%
   Lifestyle Aggressive Trust (See Notes 1 and 9.)                0.05%        0.25%       0.95%       1.25%
   Lifestyle Balanced Trust (See Notes 1 and 9.)                  0.05%        0.25%       0.86%       1.16%
   Lifestyle Conservative Trust (See Notes 1 and 9.)              0.05%        0.25%       0.78%       1.08%
   Lifestyle Growth Trust (See Notes 1 and 9.)                    0.05%        0.25%       0.89%       1.19%
   Lifestyle Moderate Trust (See Notes 1 and 9.)                  0.05%        0.25%       0.81%       1.11%
   Mid Cap Core Trust (See Note 2.)                               0.87%        0.25%       0.08%       1.20%
   Mid Cap Stock Trust (See Notes 1 and 2.)                       0.84%        0.25%       0.08%       1.17%
   Money Market Trust (See Notes 1 and 2.)                        0.48%        0.25%       0.04%       0.77%
   Natural Resources Trust (See Notes 1 and 2.)                   1.00%        0.25%       0.07%       1.32%
   Pacific Rim Trust (See Notes 1 and 2.)                         0.80%        0.25%       0.24%       1.29%
   Real Estate Securities Trust (See Notes 1 and 2.)              0.70%        0.25%       0.06%       1.01%
   Science & Technology Trust (See Notes 1, 2 and 4.)             1.05%        0.25%       0.07%       1.37%
   Small Cap Growth Trust (See Notes 1, 2 and 3.)                 1.07%        0.25%       0.06%       1.38%
   Small Cap Opportunities Trust (See Notes 1 and 2.)             0.99%        0.25%       0.08%       1.32%
   Small Cap Value Trust (See Notes 1 and 10.)                    1.07%        0.25%       0.05%       1.37%
   Small Company Value Trust (See Notes 1 and 2.)                 1.03%        0.25%       0.05%       1.33%
   Strategic Bond Trust (See Notes 1 and 2.)                      0.67%        0.25%       0.08%       1.00%
   Total Return Trust (See Note 2.)                               0.70%        0.25%       0.07%       1.02%
   U.S. Government Securities Trust (See Notes 1 and 2.)          0.59%        0.25%       0.07%       0.91%
   U.S. Large Cap Trust (See Notes 1 and 2.)                      0.83%        0.25%       0.06%       1.14%
   Value Trust (See Notes 1 and 2.)                               0.74%        0.25%       0.06%       1.05%


NOTES TO FUND EXPENSE TABLE:


1. The management fee shown for this Fund reflects the method of calculating the advisory fee that became effective during October, 2005 and assumes these changes were in effect for the year ended December 31, 2005. Under this method, the applicable portion of the Fund's aggregate net assets are combined with the applicable portions of one or more other funds having the same subadviser for the purpose of determining advisory fee break points.



2. The amounts shown for this Fund reflect the advisory fee rates and the rates for Rule 12b-1 fees that became effective April 29, 2005. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

3. Amounts shown reflect the aggregate annual operating expenses of this Fund and its corresponding master fund. During the year ended December 31, 2005, Capital Research Management Company (the adviser to the corresponding master fund for this Fund) voluntarily reduced investment advisory fees to rates provided by an amended agreement effective April 1, 2004. If this fee waiver had been reflected, the management fee shown for the American Bond, American Growth-Income, American Growth and American International Funds would be 0.39%, 0.30%, 0.25% and 0.47%, respectively, and the Total Fund Annual Expenses shown for Series II Class shares of such Funds would be 1.18%, 1.09%, 1.05% and 1.30%, respectively.



4. The subadviser has voluntarily agreed to waive a portion of its subadvisory fee for John Hancock Trust's Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust series. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Funds"). Under the voluntary agreement, the subadviser will reduce its fee by 5.00% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $750 million and, effective November 1, 2006, by an additional 2.50% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $1.5 billion. The adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee for that Fund is reduced. These voluntary fee waivers may be terminated at any time by the subadviser or the adviser.



5.   This Fund commenced operations on April 29, 2005.



6. The management fee shown reflects the rates of advisory fees for the Financial Services Trust and Fundamental Value Trust that became effective October 14, 2005. Prior to that date, the adviser voluntarily agreed to reduce its advisory fee for the respective Fund to such rates (0.85% of the first $50 million of the respective Fund's average annual net assets; 0.80% of the next $450 million and 0.75% of the respective Fund's average annual net assets over $500 million).



7. The adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than the Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and expenses of underlying funds in which it invests) until May 1, 2007. This reimbursement may be terminated any time after May 1, 2007. If the adviser had not reimbursed such expenses, "Other Expenses" shown for this Fund would have been 0.57%, based on estimates of expenses for the current fiscal year, and Total Fund Annual Expenses shown for Series II Class shares of this Fund would have been 0.87%.



8. Effective December 9, 2003, due to a decrease in the subadvisory fees for the International Value Trust, the adviser voluntarily agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for each such Fund does not exceed 0.35% (0.45% effective April 29, 2005) of the Fund's average net assets. For the year ended December 31, 2005, the effective annual advisory fee for the International Value Trust was 0.78%. This voluntary fee waiver may be terminated at any time by the adviser.



9. The management fees and Rule 12b-1 fees shown for this Fund reflect the rates that became effective during March 1, 2005 and assume these rates were in effect for the year ended December 31, 2005. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, Absolute Return Trust and the Index Allocation Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust.



10. This Fund commenced operations on April 29, 2005. "Other Expenses" shown in the table for this Fund are based on estimates for the current fiscal year.



A Table of Accumulation Unit Values relating to the Contract is included in "Appendix U" to this Prospectus.



LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of our respective Separate Account may be found in the Statement of Additional Information.

        General Information about Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.


Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.



John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.



John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.



The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.


John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:


A++                 Superior companies have a very strong ability
A.M. Best           to meet their obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder
Fitch               and contract obligations; 2nd category of 24

AA+                 Very strong financial security
Standard & Poor's   characteristics; 2nd category of 21


John Hancock USA has also received the following rating from Moody's:

Aa2 Moody's         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:



- the liability to pay contractual claims under the contracts is assumed by another insurer; or



- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.


You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.



For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.



The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.



We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.



We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE FUNDS


When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of John Hancock Trust.



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.



The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.



The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



- If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.40% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") are "fund-of funds" that invest in other underlying funds. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for the Fund, and associated investment risks.



Each of the John Hancock Trust's American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Funds ("JHT American Funds") invests in Series 2 shares of the corresponding investment portfolio of a "master" fund and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.


                               JOHN HANCOCK TRUST


      (We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)



AIM CAPITAL MANAGEMENT, INC.


     Mid Cap Core Trust


Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.


CAPITAL GUARDIAN TRUST COMPANY

     Income & Value Trust


Seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the Fund's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

     U.S. Large Cap Trust


Seeks long-term growth of capital and income by investing the Fund's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.



CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)


     American Bond Trust


Invests all of its assets in Class 2 shares of the Bond Trust, a series of American Fund Insurance Series (master fund). The Bond Trust seeks to maximize current income and preserve capital by normally investing 80% of its assets in bonds, (at least 65% in investment grade debt securities and up to 35% in so-called "junk bonds"), the issuers of which may be domiciled outside the United States.


     American Growth Trust


Invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.


     American Growth-Income Trust


Invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.


     American International Trust


Invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.



DAVIS SELECTED ADVISERS, L.P.


     Financial Services Trust


Seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.


     Fundamental Value Trust


Seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The Fund may also invest in U.S. companies with smaller capitalizations.



DEUTSCHE ASSET MANAGEMENT, INC.


     Real Estate Securities Trust


Seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.


GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC


     International Core Trust (formerly International Stock Trust)



Seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that make up the MSCI EAFE Index.


JENNISON ASSOCIATES LLC

     Capital Appreciation Trust


Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.

LEGG MASON CAPITAL MANAGEMENT, INC.


     Core Equity Trust


Seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.



MARSICO CAPITAL MANAGEMENT, LLC


     International Opportunities Trust


Seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund normally invests in issuers from at least three different countries not including the U.S. The Fund may invest in common stocks of companies operating in emerging markets.



MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED


     Index Allocation Trust


Seeks long-term growth of capital with current income also a consideration by investing in a number of other index Funds of John Hancock Trust.



     Lifestyle Aggressive **



Seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other Funds of the Trust ("Underlying Funds") which invest primarily in equity securities.



     Lifestyle Balanced **



Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Funds which invest primarily in equity securities.



     Lifestyle Conservative **



Seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Funds which invest primarily in equity securities.



     Lifestyle Growth **



Seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Funds which invest primarily in equity securities.



     Lifestyle Moderate **



Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Funds which invest primarily in equity securities.


     Money Market Trust


Seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.


     Pacific Rim Trust


Seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


MUNDER CAPITAL MANAGEMENT

     Small Cap Opportunities Trust

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index*.



PACIFIC INVESTMENT MANAGEMENT COMPANY LLC


     Global Bond Trust


Seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the Fund's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.


     Total Return Trust


Seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the Fund's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


PZENA INVESTMENT MANAGEMENT, LLC

     Classic Value Trust


Seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets in domestic equity securities.





T. ROWE PRICE ASSOCIATES, INC.

     Blue Chip Growth Trust


Seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the Fund's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.


     Equity-Income Trust


Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.


     Health Sciences Trust


Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


     Science & Technology Trust


Seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the Fund's objective.



     Small Company Value Trust



Seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.



TEMPLETON INVESTMENT COUNSEL, LLC


     International Small Cap Trust


Seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

     International Value Trust


Seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.



UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.


     Global Allocation Trust


Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.



VAN KAMPEN


     Value Trust


Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.


WELLINGTON MANAGEMENT COMPANY, LLP

     Investment Quality Bond Trust


Seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.


     Mid Cap Stock Trust


Seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.


     Natural Resources Trust


Seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.


     Small Cap Growth Trust


Seeks long-term capital appreciation by investing, under normal market conditions, primarily in small-cap companies that are believed to offer above average potential for growth in revenues and earnings.



     Small Cap Value Trust



Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.



WESTERN ASSET MANAGEMENT COMPANY



     High Yield Trust



Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.



     U.S. Government Securities Trust



Seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.



     Strategic Bond Trust



Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the Fund's investment objective.

* Russell 2000(R) is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust.



** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.



VOTING INTEREST


You instruct us how to vote Fund shares.


We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.



During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.



During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.



We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                          Description of the Contract

ELIGIBLE PLANS


The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). We also designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.


ACCUMULATION PERIOD PROVISIONS


We may impose restrictions on your ability to make initial and subsequent Purchase Payments.



Purchase Payments



You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $10,000. Subsequent Purchase Payments must be at least $30. All Purchase Payments must be in U.S. dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval to you in order to make the payment.



John Hancock USA may reduce or eliminate the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:



- You purchase your contract through a 1035 exchange or a qualified plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions;



- You purchase more than one new contract and such contracts cannot be combined AND the average initial Purchase Payments for these new contracts is equal to or greater than $50,000;



- You and your spouse each purchase at least one new contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000;



- You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each contract is a plan participant AND the average initial Purchase Payment for these new contracts is equal to or greater than $50,000.



If permitted by state law, John Hancock USA may cancel a Contract at the end of any TWO consecutive Contract Years in which no Purchase Payments have been made, if both:


- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-    the Contract Value at the end of such two year period is less than $2,000.


Contracts issued by John Hancock New York may be cancelled at the end of any THREE consecutive Contract Years in which no Purchase Payments have been made as described above.



As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").



You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).


Accumulation Units


During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.



We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.



We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.



Value of Accumulation Units



The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.



We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:



     your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.


Net Investment Factor


The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:


Where (a) is:


- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus



- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.



Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.



Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.


Transfers Among Investment Options


During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.


Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option since such activity may expose a variable Investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.



To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:


-    restricting the number of transfers made during a defined period;



-    restricting the dollar amount of transfers;



- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and



-    restricting transfers into and out of certain Sub-Account(s).


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options


We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.





We permit you to make certain types of transactions by telephone or electronically through the internet.


Telephone and Electronic Transactions


When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:


-    Any loss or theft of your password; or


-    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.



We make available Dollar Cost Averaging and Asset Rebalancing programs .



Special Transfer Services-Dollar Cost Averaging



We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.



From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.



The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.



Special Transfer Services-Asset Rebalancing Program



We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

- annually on December 26th (or the next Business Day if December 26th is not a Business Day).




You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

Withdrawals


During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.



When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".



There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.



We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:



- the New York Stock Exchange is closed (other than customary weekend and holiday closings);



-    trading on the New York Stock Exchange is restricted;



- an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or


- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix C: "Qualified Plan Types").



You may make Systematic "Income Plan" withdrawals .



Special Withdrawal Services-The Income Plan



We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the IP program.

If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.



Death Benefit During Accumulation Period



The Contracts described in this Prospectus provide for the distribution of a death benefit before a Contract's Maturity Date.



AMOUNT OF DEATH BENEFIT. The death benefit payable under the Contract will be the greater of:



-    the Contract Value; or


- the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.


The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



     (i)  is equal to the death benefit prior to the withdrawal; and


     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:


-    a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or

-    any other proof satisfactory to us.


If there are any Unpaid Loans, the death benefit equals the death benefit, as described above, minus the amount of Unpaid Loans (including unpaid interest).



DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts". Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix C:
"Qualified Plan Types").



In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.



We will pay the death benefit to the Beneficiary if any Contract Owner dies before the Maturity Date. If there is a surviving Owner, that contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").



If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:



-    The Beneficiary will become the Owner.



- We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.



-    No additional Purchase Payments may be made.


-    We will waive withdrawal charges for all future distributions.


- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.



- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.



- Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.



A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.



Please see "Optional Benefits" for a discussion of benefits available to Beneficiaries under the optional Annual Step Death Benefit.





PAY-OUT PERIOD PROVISIONS


You have a choice of several different ways of receiving annuity benefit payments from us.



General



Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions may be required from Qualified Contracts before the Maturity Date.



You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.


Annuity Options


Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity Option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account Value of each investment option at the Maturity Date. IRS regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.


Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

We guarantee the following Annuity Options in the Contract.

     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.


If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.


PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining Period Certain.



FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.



We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.



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Determination of Amount of the First Variable Annuity Benefit Payment


We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.


The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments


We will base variable annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.



The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.



We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first variable annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.72%.


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.


Transfers During Pay-out Period



Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS





You have a right to cancel your Contract.


Right to Review


You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the

Business Day on which we receive your returned Contract.



No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.



If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.



(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.



You own the Contract.



Ownership


Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.


In the case of Non-Qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.



You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.



In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Qualified Contract to any person other than us.





The Annuitant is either you or someone you designate.




Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us. We must approve any change.


On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.


If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by charges that would otherwise apply upon withdrawal.


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The Beneficiary is the person you designate to receive the death benefit if you die.



Beneficiary



The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.


Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity benefit payments.


FIXED INVESTMENT OPTIONS



Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.



INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. If we do, a Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.



Fixed Investment Options are not available with John Hancock USA Contracts issued in the State of Oregon. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.



TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.



You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.



Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.



RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.



                                       29

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WITHDRAWALS. You may make total and partial withdrawals of amounts held in a
Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".



We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).



If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.



Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix C "Qualified Plan Types".



LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECT THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.



CHARGES. No asset based charges are deducted from Fixed Investment Options.


OPTIONAL BENEFITS

Principal Plus for Life


DEFINITIONS We use the following definitions to describe how the Principal Plus for Life optional benefit Rider works:



Guaranteed Withdrawal Balance means:



- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;



- The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;



-    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.



Guaranteed Withdrawal Amount means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;



- The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;



-    The maximum Guaranteed Withdrawal Amount at any time is $250,000.


Covered Person means:


- The person whose life we use to determine the duration of the Lifetime Income Amount payments;



- The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



Lifetime Income Amount means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the contract;



- We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)



- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.


Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.


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


Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".



Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.


OVERVIEW. The optional Principal Plus for Life Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed the Principal Plus for Life Rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount". If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the contract and even if your Contract Value reduces to zero.



We provide additional information about Principal Plus for Life in the following sections:



- "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFIT OF PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL PROFESSIONALS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS FOR LIFE.


- "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.


- "Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount may increase on certain dates to reflect favorable market performance.



- "Additional Purchase Payments" - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.



- "Investment Options" - describes the special limitations we impose on the Investment Options we make available.


- "Life Expectancy Distributions" - describes our special program to provide minimum distribution amounts required under certain sections of the Code.

- "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

- "Death Benefits" - describes how Principal Plus for Life affects the death benefits provided under your Contract.

-    "Termination" - describes when Principal Plus for Life benefits end.

- "Principal Plus for Life fee" - provides further information on the fee we charge for this benefit.

You may elect Principal Plus for Life only at the time you purchase a Contract, provided:


-    the Rider is available for sale in the state where the contract was sold;



- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and


-    you have not yet attained age 81.


We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Principal Plus For Life Fee").



EFFECT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:


-    the Contract Value immediately after the withdrawal; or

- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. After the Age 65 Contract Anniversary, we also will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions" below).



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. Similarly, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Principal Plus For Life Fee" and "Termination" sections below).



IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT, WE WILL RECALCULATE AMOUNTS WE GUARANTEE FOR FUTURE WITHDRAWALS. WE MAY RESET GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES TO REFLECT REDUCTIONS THAT EXCEED THE AMOUNT OF YOUR WITHDRAWALS. A RESET ALSO MAY REDUCE THE TOTAL AMOUNT GUARANTEED BELOW THE TOTAL OF YOUR PURCHASE PAYMENTS AND MAY REDUCE OR ELIMINATE FUTURE GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES. WITHDRAWALS IN EXCESS OF THE LIFETIME INCOME AMOUNT MAY REDUCE OR ELIMINATE FUTURE LIFETIME INCOME AMOUNT VALUES.



Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



BONUS QUALIFICATION AND EFFECT. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:



- by an amount equal to 5% of total Purchase Payments to the contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise



- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.



Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount. The Guaranteed Withdrawal Amount will equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. The Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



STEP-UP OF GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Principal Plus For Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Principal Plus For Life Fee").


The Step-Up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Contract Date up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect. After the 9th Contract Anniversary, in states where permitted, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.


If you decline an automatic Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups.



Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



ADDITIONAL PURCHASE PAYMENTS. Effect of Additional Purchase Payments. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:



In the case of the Guaranteed Withdrawal Amount, to equal the lesser of:



- 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



- the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment; and



In the case of the Lifetime Income Amount, to equal the lesser of:



- 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



- The Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.



We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Purchase Payment limits, in general. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase", as described below. Other limitations on additional payments may vary by state.



Special Purchase Payment limits on "Non-Qualified" Contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



Special Purchase Payment limits on "qualified" Contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:



- on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;



- for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but



-    we will not accept any Purchase Payment after the oldest Owner becomes age
     81.

You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified contracts, including IRAs.



General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.


INVESTMENT OPTIONS. While Principal Plus for Life is in effect, under our current rules you must invest 100% of your Contract Value at all times either:


(a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Available Lifestyle, Index Allocation And Money Market Investment Options" below); or



(b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Available Model Allocations" below).



You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.



YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.



Available Lifestyle, Index Allocation and Money Market Investment Options. If you purchase a Contract with Principal Plus for Life, you may allocate your Contract Value to any one, or any combination of the available Lifestyle, Index Allocation or Money Market Investment Options and you may also use our DCA program from the Money Market or the DCA Fixed Investment Option in connection with your selected Investment Options.



These Investment Options invest in the following Funds:


-    Lifestyle Growth

-    Lifestyle Balanced

-    Lifestyle Moderate

-    Lifestyle Conservative

-    Index Allocation

-    Money Market


FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THE PROSPECTUS AS WELL AS THE PROSPECTUS FOR THE APPLICABLE FUNDS. YOU CAN OBTAIN A COPY OF THE FUNDS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



Available Model Allocations. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from the DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.


The Model Allocations are:


MODEL ALLOCATION NAME             MODEL ALLOCATION PERCENTAGE           FUND NAME
---------------------             ---------------------------           ---------
Fundamental Holdings of America               25%               American Growth-Income
                                              25%               American Growth
                                              15%               American International
                                              35%               American Bond

MODEL ALLOCATION NAME             MODEL ALLOCATION PERCENTAGE           FUND NAME
---------------------             ---------------------------           ---------
Global Balanced                               30%               Fundamental Value
                                              20%               Global Bond
                                              25%               Global Allocation
                                              25%               American International

Blue Chip Balanced                            30%               American Growth
                                              30%               American Growth-Income
                                              40%               Investment Quality Bond



IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



If you elect to purchase Principal Plus for Life you may invest your Contract Value only in the Investment Options we make available with this benefit.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.



We also reserve the right to limit the actual percentages you may allocate to certain Investment Options under the model allocations, to require that you choose certain Investment Options in conjunction with other Investment Options under the model allocations, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.


LIFE EXPECTANCY DISTRIBUTIONS. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:


- pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or



- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified death benefit Stretch Distributions"); or


-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").


Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.



WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE", HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.



WE DESIGNED OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM TO PROVIDE MINIMUM LIFETIME DISTRIBUTIONS AS DESCRIBED OR AS REQUIRED UNDER CERTAIN SECTIONS OF THE CODE. WITHDRAWALS UNDER OUR AUTOMATIC LIFE EXPECTANCY DISTRIBUTION PROGRAM WILL NOT BE TREATED AS EXCESS WITHDRAWALS AND WILL NOT RESET THE GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT.



No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.



SETTLEMENT PHASE. We automatically make settlement payments during Principal Plus for Life's "settlement phase". The "settlement phase" begins if total withdrawals during the Contract Year, are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.


At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:


- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").



- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.



DEATH BENEFITS. Death benefits before the settlement phase. If any Owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY  IS:     THEN
                            PRINCIPAL PLUS FOR LIFE:

1. The deceased Owner's     -    Does not continue with respect to the Lifetime Income Amount, but
spouse and the deceased          continues with respect to the Guaranteed Withdrawal Amount if the
Owner is the Covered             death benefit or the Guaranteed Withdrawal Balance is greater than
Person                           zero. We will automatically Step-Up the Guaranteed Withdrawal
                                 Balance to equal the initial death benefit we determine, if greater than the Guaranteed Withdrawal Balance prior to the death benefit.

                            -    Enters the settlement phase if a withdrawal would deplete the
                                 Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                            -    Continues to impose the Principal Plus for Life fee.

                            -    Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Principal Plus for Life fee at that time.

2. Not the deceased         Continues in the same manner as 1., except that Principal Plus for Life
Owner's spouse and the      does not continue to be eligible for any remaining Bonuses and Step-Ups,
deceased Owner is the       other than the initial Step-Up of the Guaranteed Withdrawal Balance to
Covered Person              equal the death benefit, if greater than the Guaranteed Withdrawal
                            Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

3. The deceased Owner's     Continues in the same manner as 1., except that Principal Plus for Life
spouse and the deceased     continues with respect to the Lifetime Income Amount for the
Owner is not the Covered    Beneficiary. If the Lifetime Income Amount has not been determined prior
Person                      to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached age 65.

4. Not the deceased         Continues in the same manner as 1., except that Principal Plus for Life
Owner's spouse and the      continues with respect to the Lifetime Income Amount for the
deceased Owner is not       Beneficiary. If the Lifetime Income Amount has not been determined prior
the Covered Person          to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached age 65.

                            In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit
                            Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.



DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life Rider. If the Covered Person dies during the settlement phase, we reduce the Lifetime Income Amount to zero. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION. You may not terminate the Principal Plus for Life Rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:



- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;



-    the date an Annuity Option under the contract begins;



- the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or



-    termination of the contract.



PRINCIPAL PLUS FOR LIFE FEE. We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance". The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.


WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.



Examples. Please refer to Appendix B for hypothetical examples that illustrate the benefits under Principal Plus for Life.


Annual Step Death Benefit


You may elect the optional Annual Step Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. Election of this optional benefit may only be made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:



-    the death benefit described under "Death Benefit During Accumulation
     Period"; or


-    the Annual Step Death Benefit.


The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



     (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal; and


     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


If the oldest Owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.



If the Beneficiary under the Contract is the contract Owner's surviving spouse and elects continue the Contract, the Contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new contract Owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner's death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first death benefit is paid.



TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT. The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Optional Annual Step Death Benefit) as the new Owner.



ANNUAL STEP DEATH BENEFIT FEE. A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account for the Annual Step Death Benefit.

QUALIFIED PLANS. If you intend to use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix C to the Prospectus). Please consult your tax advisor.


THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

                             Charges and Deductions


We assess charges and deductions under the Contract against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectus. For information on the Optional Benefits fees, see "Optional Benefits" above.


WITHDRAWAL CHARGES


If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge (contingent deferred sales charge) against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than 3 complete Contract Years. There is never a withdrawal charge with respect to i) earnings accumulated in the Contract, ii) certain other free withdrawal amounts described below or iii) Purchase Payments that have been in the Contract more than 3 complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested.



Each withdrawal from the Contract is allocated first to the "free withdrawal amount" and second to "unliquidated Purchase Payments". In any Contract Year, the free withdrawal amount for that year is the greater of:



- 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and


- the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).


Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment options.



If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to Purchase Payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.



Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge.



Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.



                            MAXIMUM WITHDRAWAL CHARGE
                      (as percentage of Purchase Payments)



First Year    6%
Second Year   5%
Third Year    4%
Thereafter    0%


The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

We deduct the withdrawal charge from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when we deduct it from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.


Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.


For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus.


Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home



(John Hancock USA Contracts only)



In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:



- the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;



-    the confinement began at least one year after the Contract Date;



-    confinement was prescribed by an "physician";



- both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;



- the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.



An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.



A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.



"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the Owner was confined, (b) the name and location of the "Eligible Nursing Home", (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the "Eligible Nursing Home".



The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "Federal Tax Matters").



ASSET-BASED CHARGES



We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.



Daily Administration Fee



We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.






Mortality and Expense Risks Fee



The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.



Distribution Fee



We deduct a daily fee in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis from each Sub-Account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts. We cannot increase the fee during the life of the Contract.


REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

- We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

- We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

- We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

- We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

- We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of our, any of our affiliates, or John Hancock Trust. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.


PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                           PREMIUM TAX RATE
STATE OR    ---------------------------------------------
TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
---------   -------------------   -----------------------
CA                 0.50%                 2.35%
GUAM               4.00%                 4.00%
ME(A)              0.00%                 2.00%
NV                 0.00%                 3.50%
PR                 3.00%                 3.00%
SD(A)              0.00%                 1.25%(B)
WV                 1.00%                 1.00%
WY                 0.00%                 1.00%

----------

(A)  We pay premium tax upon receipt of Purchase Payment.



(B)  0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.


The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS



At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.



We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.



The optional Principal Plus for Life Rider available under the Contract provides benefits that differ from those traditionally offered under variable annuity contracts. If this Rider is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Guaranteed Withdrawal Amount or Lifetime Income Amount provisions of the Rider even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.



If you purchase a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


NON-QUALIFIED CONTRACTS

(Contracts Not Purchased to Fund a Qualified Plan)

Undistributed Gains


Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.



However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.



Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."


Surrenders, Withdrawals and Death Benefits


When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.



When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., the Principal Plus for Life Rider, might have on the amount that is treated as the Contract Value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser shoruld be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.


Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:



- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or



- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or


- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.


After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:



- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:


-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);

- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;


- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;


-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts


(John Hancock USA Contracts)



Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.


Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.


We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.


QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)


The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.


Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.



Special rules govern the time at which distributions to the Owner and Beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to Beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit, such as the Principal Plus for Life Rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated Beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified

Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;


- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or



- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.


When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:


-    a traditional IRA to another traditional IRA;



- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;



- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and


- a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.


WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments", and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.



The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.


Puerto Rico Contracts Issued to Fund Retirement Plans


(John Hancock USA Contracts)


The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters

ASSET ALLOCATION SERVICES


We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACT.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM


(for Contracts issued by John Hancock USA)


Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:


- termination of employment in the Texas public institutions of higher education;



-    retirement;



-    death; or


-    the participant's attainment of age 70 1/2.


Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.


DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contract offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.


JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contract for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contract through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contract directly to potential purchasers. Signator Investors, Inc is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contract. The individual representative who sells you the Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contract described in this Prospectus that they would not pay in connection with the sale of other contracts issued by unaffiliated companies.


A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contract, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.



Standard Compensation



The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7.00% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase

Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. Contract Owners do not pay this compensation directly. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").



Additional Compensation and Revenue Sharing


To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contract, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.


Differential Compensation


Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.

CONFIRMATION STATEMENTS


We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.


REINSURANCE ARRANGEMENTS


From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees, or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge


EXAMPLE 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.


                                                           WITHDRAWAL CHARGE
CONTRACT     HYPOTHETICAL   FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED   PERCENT    AMOUNT
--------   --------------   ---------------   ----------   -------   -------
1              55,000           5,000(A)        50,000        6%      3,000
2              50,500           5,000(B)        45,500        5%      2,275
3              35,000           5,000(C)        45,000        4%      1,200
4              70,000          20,000(D)        50,000        0%          0


During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.



(A) In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).


(B) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).


(C) In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000X 10%=$5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount.


(D) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.


EXAMPLE 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.


                                                                            WITHDRAWAL CHARGE
HYPOTHETICAL CONTRACT   PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
        VALUE                REQUESTED           AMOUNT        LIQUIDATED   PERCENT    AMOUNT
---------------------   ------------------   ---------------   ----------   -------   -------
65,000                         2,000            15,000(A)             0        5%         0
49,000                         5,000             3,000(B)         2,000        5%       100
52,000                         7,000             4,000(C)         3,000        5%       150
44,000                         8,000                 0(D)         8,000        5%       400

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.


(B) The Contract has negative accumulated earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.


(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                  Appendix B: Principal Plus for Life Examples





The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus for Life optional benefit Rider. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.



EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.



                      GUARANTEED   LIFETIME                            GUARANTEED WITHDRAWAL
CONTRACT   PURCHASE   WITHDRAWAL    INCOME     WITHDRAWAL                    BALANCE ON
  YEAR     PAYMENTS     AMOUNT      AMOUNT        TAKEN      BONUS      CONTRACT ANNIVERSARY
--------   --------   ----------   --------    ----------   ------     ---------------------
At issue   $100,000       N/A          N/A       $    0     $    0          $100,000(A)
1                 0    $5,000(A)       N/A            0      5,000(B)        105,000(C)
2                 0      5250(C)       N/A            0      5,000           110,000
3                 0     5,500          N/A            0      5,000           115,000
4                 0     5,750          N/A            0      5,000           120,000
5                 0     6,000          N/A            0      5,000           125,000
6                 0     6,250          N/A            0      5,000           130,000
7                 0     6,500          N/A            0      5,000           135,000
8                 0     6,750          N/A            0      5,000           140,000
9                 0     7,000          N/A            0      5,000           145,000
10                0     7,250          N/A            0      5,000           150,000
11                0     7,500       $7,500(D)     7,500          0           142,500
12                0     7,500        7,500        7,500          0           135,000
13                0     7,500        7,500        7,500          0           127,500
14                0     7,500        7,500        7,500          0           120,000
15                0     7,500        7,500        7,500          0           112,500
20                0     7,500        7,500        7,500          0            75,000
25                0     7,500        7,500        7,500          0            37,500
30                0     7,500        7,500        7,500          0                 0
31+               0         0        7,500        7,500          0                 0



(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).



(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).



(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.



                                         GUARANTEED        LIFETIME INCOME                              GUARANTEED WITHDRAWAL
                                    WITHDRAWAL AMOUNT       AMOUNT AFTER                                 BALANCE ON CONTRACT
CONTRACT YEAR  PURCHASE PAYMENTS  AFTER PURCHASE PAYMENT  PURCHASE PAYMENT  WITHDRAWAL TAKEN   BONUS         ANNIVERSARY
-------------  -----------------  ----------------------  ----------------  ----------------  ------    ---------------------
   At issue       $100,000                    --                   N/A          $    0        $    0         $100,000
      1                  0                $5,000                $5,000               0         5,000          105,000
      2             10,000(A)              5,750(A)              5,750               0         5,500(B)       120,500
      3                  0                 6,025                 6,025           6,025(C)          0(D)       114,475(C)
      4                  0                 6,025                 6,025               0         5,500          119,975
      5                  0                 6,025                 6,025               0         5,500          125,475



(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D)  No bonus is payable in any year that a withdrawal is taken.



EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                                       GUARANTEED                                            HYPOTHETICAL
                                  WITHDRAWAL AMOUNT   LIFETIME INCOME                      CONTRACT VALUE ON   GUARANTEED WITHDRAWAL
                                    AFTER PURCHASE     AMOUNT AFTER                      CONTRACT ANNIVERSARY   BALANCE ON CONTRACT
CONTRACT YEAR  PURCHASE PAYMENTS       PAYMENT       PURCHASE PAYMENT  WITHDRAWAL TAKEN   PRIOR TO RIDER FEE       ANNIVERSARY
-------------  -----------------  -----------------  ----------------  ----------------  --------------------  ---------------------
   At issue         $100,000          $   --             $   --           $    --             $     --              $100,000
      1                    0           5,000                 --             5,000              102,000                95,000
      2                    0           5,000                 --             5,000              103,828                90,000(A)
      3                    0           5,000              4,500(A)          5,000              105,781(B)            105,781(B)
      4                    0           5,289(C)           5,289(C)          5,289               94,946               100,492
      5                    0           5,289              5,289            10,000(C)            79,898                79,898
      6                    0           3,995(D)           3,995(D)



(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

                        Appendix C: Qualified Plan Types


TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.


The Contract may be issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.


The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.


Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



-    made after the Owner attains age 59 1/2;



-    made after the Owner's death;



-    attributable to the Owner being disabled; or


- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.


Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:


-    you have adjusted gross income over $100,000; or


-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The Contract may be issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:


- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



-    earnings on those contributions; and


- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)


In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.



Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:


- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and


- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                   Appendix U: Accumulation Unit Value Tables


The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.



We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).



The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:



-    Venture III Contracts with no optional benefit Riders;



-    Venture III Contracts with the Annual Step Death Benefit optional benefit
     Rider.



Please note that Principal Plus for Life is deducted from Contract Value and, therefore, is not reflected in the accumulation unit values.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
             ACCUMULATION UNIT VALUES- VENTURE III VARIABLE ANNUITY

                                  YEAR         YEAR       YEAR      YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- ----------
AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)
Contracts with no Optional Benefits
         Value at Start of Year $ 12.500000         --         --         --       --       --       --       --       --       --
           Value at End of Year   12.405025         --         --         --       --       --       --       --       --       --
       Venture III No. of Units   3,566,287         --         --         --       --       --       --       --       --       --
    NY Venture III No. of Units     711,816         --         --         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   12.500000         --         --         --       --       --       --       --       --       --
           Value at End of Year   12.402457         --         --         --       --       --       --       --       --       --
       Venture III No. of Units      74,043         --         --         --       --       --       --       --       --       --
    NY Venture III No. of Units      63,355         --         --         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   12.500000         --         --         --       --       --       --       --       --       --
           Value at End of Year   12.394769         --         --         --       --       --       --       --       --       --
       Venture III No. of Units   2,994,445         --         --         --       --       --       --       --       --       --

AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003) Contracts with no Optional Benefits
         Value at Start of Year   16.780106  15.244028  12.500000         --       --       --       --       --       --       --
           Value at End of Year   19.079472  16.780106  15.244028         --       --       --       --       --       --       --
       Venture III No. of Units  13,041,370  8,375,265  2,475,448         --       --       --       --       --       --       --
    NY Venture III No. of Units   1,184,869    341,820    131,990         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   16.766196  15.239027  12.500000         --       --       --       --       --       --       --
           Value at End of Year   19.054167  16.766196  15.239027         --       --       --       --       --       --       --
       Venture III No. of Units   1,559,117  1,351,116    858,573         --       --       --       --       --       --       --
    NY Venture III No. of Units   1,281,340    825,367    245,799         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   16.724537  15.224034  12.500000         --       --       --       --       --       --       --
           Value at End of Year   18.978428  16.724537  15.224034         --       --       --       --       --       --       --
       Venture III No. of Units  10,175,695  6,880,421  2,612,352         --       --       --       --       --       --       --

AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003) Contracts with no Optional Benefits
         Value at Start of Year   16.596120  15.362725  12.500000         --       --       --       --       --       --       --
           Value at End of Year   17.188296  16.596120  15.362725         --       --       --       --       --       --       --
       Venture III No. of Units  12,287,959  6,992,566  1,544,985         --       --       --       --       --       --       --
    NY Venture III No. of Units   1,227,423    282,665     76,292         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   16.582346  15.357677  12.500000         --       --       --       --       --       --       --
           Value at End of Year   17.165461  16.582346  15.357677         --       --       --       --       --       --       --
       Venture III No. of Units     723,902    730,270    446,416         --       --       --       --       --       --       --
    NY Venture III No. of Units   1,141,109    639,202    165,437         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   16.541142  15.342564  12.500000         --       --       --       --       --       --       --
           Value at End of Year   17.097220  16.541142  15.342564         --       --       --       --       --       --       --
       Venture III No. of Units   9,004,004  5,153,685  1,644,885         --       --       --       --       --       --       --

                                  YEAR         YEAR       YEAR      YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- ----------
AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
         Value at Start of Year   19.248449  16.480578  12.500000         --       --       --       --       --       --       --
           Value at End of Year   22.885476  19.248449  16.480578         --       --       --       --       --       --       --
       Venture III No. of Units   6,653,279  3,491,453    586,657         --       --       --       --       --       --       --
    NY Venture III No. of Units     479,884    102,347     15,027         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   19.232496  16.475177  12.500000         --       --       --       --       --       --       --
           Value at End of Year   22.855124  19.232496  16.475177         --       --       --       --       --       --       --
       Venture III No. of Units     682,654    521,883    275,436         --       --       --       --       --       --       --

                                  YEAR         YEAR       YEAR      YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- ----------
    NY Venture III No. of Units     585,234    301,739     70,097         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year $ 19.184723 $16.458965 $12.500000         --       --       --       --       --       --       --
           Value at End of Year   22.764307  19.184723  16.458965         --       --       --       --       --       --       --
       Venture III No. of Units   4,498,519  2,393,198    525,458         --       --       --       --       --       --       --

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
         Value at Start of Year   12.942556  12.090745   9.527205  11.661149       --       --       --       --       --       --
           Value at End of Year   13.414252  12.942556  12.090745   9.527205       --       --       --       --       --       --
       Venture III No. of Units   2,875,894  2,397,411  1,497,368    467,566       --       --       --       --       --       --
    NY Venture III No. of Units     192,392    129,971     79,549     28,105       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   13.855314  12.949904  10.209299  12.500000       --       --       --       --       --       --
           Value at End of Year   14.353122  13.855314  12.949904  10.209299       --       --       --       --       --       --
       Venture III No. of Units   1,106,527  1,287,623  1,447,638    746,218       --       --       --       --       --       --
    NY Venture III No. of Units     255,418    205,768    133,615    114,270       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   13.800581  12.918162  10.199546  12.500000       --       --       --       --       --       --
           Value at End of Year   14.275058  13.800581  12.918162  10.199546       --       --       --       --       --       --
       Venture III No. of Units   1,678,672  1,183,363    492,024     67,960       --       --       --       --       --       --

CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
         Value at Start of Year   11.951649  11.124546   8.742892  11.443160       --       --       --       --       --       --
           Value at End of Year   13.367255  11.951649  11.124546   8.742892       --       --       --       --       --       --
       Venture III No. of Units     765,855    643,607    565,726    202,403       --       --       --       --       --       --
    NY Venture III No. of Units      20,075     21,384     11,100     11,847       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   13.038242  12.142016   9.547302  12.500000       --       --       --       --       --       --
           Value at End of Year   14.575285  13.038242  12.142016   9.547302       --       --       --       --       --       --
       Venture III No. of Units     614,695    714,630    788,230    397,347       --       --       --       --       --       --
    NY Venture III No. of Units      42,337     45,087     36,933     26,055       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   12.986742  12.112259   9.538178  12.500000       --       --       --       --       --       --
           Value at End of Year   14.496031  12.986742  12.112259   9.538178       --       --       --       --       --       --
       Venture III No. of Units     357,179    273,041    174,607     39,623       --       --       --       --       --       --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
         Value at Start of Year   13.745437  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year   14.768328  13.745437         --         --       --       --       --       --       --       --
       Venture III No. of Units     178,689    121,626         --         --       --       --       --       --       --       --
    NY Venture III No. of Units      19,768     17,716         --         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   13.740877  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year   14.756073  13.740877         --         --       --       --       --       --       --       --
       Venture III No. of Units      40,825     11,187         --         --       --       --       --       --       --       --
    NY Venture III No. of Units      25,715     18,657         --         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   13.727218  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year   14.719380  13.727218         --         --       --       --       --       --       --       --
       Venture III No. of Units     127,848     67,852         --         --       --       --       --       --       --       --

                                  YEAR         YEAR       YEAR      YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- ----------
CORE BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
         Value at Start of Year   12.500000         --         --         --       --       --       --       --       --       --
           Value at End of Year   12.462826         --         --         --       --       --       --       --       --       --
       Venture III No. of Units         391         --         --         --       --       --       --       --       --       --
    NY Venture III No. of Units         121         --         --         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   12.500000         --         --         --       --       --       --       --       --       --
           Value at End of Year   12.458696         --         --         --       --       --       --       --       --       --
       Venture III No. of Units         414         --         --         --       --       --       --       --       --       --

                                  YEAR         YEAR       YEAR      YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- ----------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year $ 12.500000         --         --         --       --       --       --       --       --       --
           Value at End of Year   12.446319         --         --         --       --       --       --       --       --       --
       Venture III No. of Units       3,739         --         --         --       --       --       --       --       --       --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
         Value at Start of Year   14.055449  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year   14.624002  14.055449         --         --       --       --       --       --       --       --
       Venture III No. of Units     984,498    517,680         --         --       --       --       --       --       --       --
    NY Venture III No. of Units      60,439     14,371         --         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   14.050793  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year   14.611870  14.050793         --         --       --       --       --       --       --       --
       Venture III No. of Units      94,766     76,892         --         --       --       --       --       --       --       --
    NY Venture III No. of Units      59,349     21,952         --         --       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   14.036828  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year   14.575546  14.036828         --         --       --       --       --       --       --       --
       Venture III No. of Units     640,016    334,984         --         --       --       --       --       --       --       --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
         Value at Start of Year   14.882379  13.202023  10.702893  12.848754       --       --       --       --       --       --
           Value at End of Year   15.184057  14.882379  13.202023  10.702893       --       --       --       --       --       --
       Venture III No. of Units   4,382,894  4,038,819  2,428,665    789,636       --       --       --       --       --       --
    NY Venture III No. of Units     317,099    247,244    186,829     94,077       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   14.459352  12.833195  10.409074  12.500000       --       --       --       --       --       --
           Value at End of Year   14.745104  14.459352  12.833195  10.409074       --       --       --       --       --       --
       Venture III No. of Units   2,573,331  2,845,382  3,022,629  1,472,896       --       --       --       --       --       --
    NY Venture III No. of Units     464,276    354,708    170,015    208,253       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   14.402241  12.801739  10.399131  12.500000       --       --       --       --       --       --
           Value at End of Year   14.664912  14.402241  12.801739  10.399131       --       --       --       --       --       --
       Venture III No. of Units   2,534,354  2,129,976    922,828     72,429       --       --       --       --       --       --

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
         Value at Start of Year   14.702700  13.578107  10.347728  12.638293       --       --       --       --       --       --
           Value at End of Year   15.854914  14.702700  13.578107  10.347728       --       --       --       --       --       --
       Venture III No. of Units     617,520    644,275    585,235    239,270       --       --       --       --       --       --
    NY Venture III No. of Units      33,508     31,040     24,981      5,638       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   14.522649  13.418556  10.231240  12.500000       --       --       --       --       --       --
           Value at End of Year   15.652956  14.522649  13.418556  10.231240       --       --       --       --       --       --
       Venture III No. of Units     380,115    431,763    468,599    175,574       --       --       --       --       --       --
    NY Venture III No. of Units      66,298     75,100     40,520     28,212       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   14.465294  13.385674  10.221472  12.500000       --       --       --       --       --       --
           Value at End of Year   15.567838  14.465294  13.385674  10.221472       --       --       --       --       --       --
       Venture III No. of Units     278,434    267,698    193,147     25,104       --       --       --       --       --       --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

                                  YEAR         YEAR       YEAR      YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- ----------
Contracts with no Optional Benefits
         Value at Start of Year   14.855745  13.552445  10.633144  12.594671       --       --       --       --       --       --
           Value at End of Year   15.884823  14.855745  13.552445  10.633144       --       --       --       --       --       --
       Venture III No. of Units   4,405,762  2,947,953  1,743,830    515,915       --       --       --       --       --       --
    NY Venture III No. of Units     175,138     74,489     39,812     87,372       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   14.724657  13.439595  10.549867  12.500000       --       --       --       --       --       --
           Value at End of Year   15.736804  14.724657  13.439595  10.549867       --       --       --       --       --       --
       Venture III No. of Units   1,767,029  1,917,991  1,873,345    929,985       --       --       --       --       --       --
    NY Venture III No. of Units     318,196    254,902    120,094     99,581       --       --       --       --       --       --

Venture III New

                                  YEAR         YEAR       YEAR      YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- ----------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year $ 14.666493 $13.406652 $10.539789 $12.500000       --       --       --       --       --       --
           Value at End of Year   15.651225  14.666493  13.406652  10.539789       --       --       --       --       --       --
       Venture III No. of Units   2,625,432  1,597,541    724,423     40,455       --       --       --       --       --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
         Value at Start of Year   13.183540  11.911549   9.575126  11.800056       --       --       --       --       --       --
           Value at End of Year   13.737958  13.183540  11.911549   9.575126       --       --       --       --       --       --
       Venture III No. of Units   2,344,078    838,415    241,284     49,036       --       --       --       --       --       --
    NY Venture III No. of Units     137,976     26,592      8,273      2,183       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   13.947145  12.607788  10.139860  12.500000       --       --       --       --       --       --
           Value at End of Year   14.526422  13.947145  12.607788  10.139860       --       --       --       --       --       --
       Venture III No. of Units     300,268    271,077    215,426    121,427       --       --       --       --       --       --
    NY Venture III No. of Units     109,834     99,867     76,541     11,718       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   13.892059  12.576878  10.130181  12.500000       --       --       --       --       --       --
           Value at End of Year   14.447430  13.892059  12.576878  10.130181       --       --       --       --       --       --
       Venture III No. of Units   1,364,373    531,937    155,717     12,394       --       --       --       --       --       --

GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
         Value at Start of Year   18.331732  16.932377  14.946973  13.065634       --       --       --       --       --       --
           Value at End of Year   16.832660  18.331732  16.932377  14.946973       --       --       --       --       --       --
       Venture III No. of Units   2,482,846  1,609,236    862,965    266,414       --       --       --       --       --       --
    NY Venture III No. of Units      94,948     43,981     18,393     17,778       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   17.515004  16.186110  14.295351  12.500000       --       --       --       --       --       --
           Value at End of Year   16.074715  17.515004  16.186110  14.295351       --       --       --       --       --       --
       Venture III No. of Units     577,708    551,915    592,595    207,523       --       --       --       --       --       --
    NY Venture III No. of Units     102,785     91,274     44,080     73,987       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   17.445870  16.146477  14.281750  12.500000       --       --       --       --       --       --
           Value at End of Year   15.987312  17.445870  16.146477  14.281750       --       --       --       --       --       --
       Venture III No. of Units   1,552,367    793,677    263,005      9,637       --       --       --       --       --       --

HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
         Value at Start of Year   14.424059  12.746949   9.534743  11.223440       --       --       --       --       --       --
           Value at End of Year   15.951784  14.424059  12.746949   9.534743       --       --       --       --       --       --
       Venture III No. of Units   1,011,800  1,089,573    772,102    299,587       --       --       --       --       --       --
    NY Venture III No. of Units      58,297     51,998     42,899      8,334       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   16.043469  14.185179  10.615849  12.500000       --       --       --       --       --       --
           Value at End of Year   17.733870  16.043469  14.185179  10.615849       --       --       --       --       --       --
       Venture III No. of Units     550,178    605,996    587,894    255,642       --       --       --       --       --       --
    NY Venture III No. of Units     134,034    128,574     67,695     33,548       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
         Value at Start of Year   15.980101  14.150421  10.605710  12.500000       --       --       --       --       --       --
           Value at End of Year   17.637420  15.980101  14.150421  10.605710       --       --       --       --       --       --
       Venture III No. of Units     588,658    541,226    310,055     14,361       --       --       --       --       --       --
HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)

                                  YEAR         YEAR       YEAR      YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- ----------
Contracts with no Optional Benefits
         Value at Start of Year   15.145567  13.891244  11.370655  12.141727       --       --       --       --       --       --
           Value at End of Year   15.428438  15.145567  13.891244  11.370655       --       --       --       --       --       --
       Venture III No. of Units   1,797,146  2,120,483  1,762,068    284,891       --       --       --       --       --       --
    NY Venture III No. of Units     126,053    163,790    175,755     16,234       --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year   15.571927  14.289454  11.702451  12.500000       --       --       --       --       --       --
           Value at End of Year   15.854859  15.571927  14.289454  11.702451       --       --       --       --       --       --
       Venture III No. of Units     646,754  1,098,262  1,233,595    310,509       --       --       --       --       --       --
    NY Venture III No. of Units     100,941    171,945    143,636     43,415       --       --       --       --       --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED     ENDED       ENDED     ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- --------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year $15.510445 $14.254457 $11.691304 $12.500000     --       --       --       --       --       --
        Value at End of Year  15.768654  15.510445  14.254457  11.691304     --       --       --       --       --       --
    Venture III No. of Units    800,087    872,757    542,096     54,491     --       --       --       --       --       --

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  13.730294  12.995332  10.461390  12.065818     --       --       --       --       --       --
        Value at End of Year  14.179404  13.730294  12.995332  10.461390     --       --       --       --       --       --
    Venture III No. of Units  1,597,506  1,816,378  1,187,425    299,598     --       --       --       --       --       --
 NY Venture III No. of Units     94,668     87,863     50,556     21,089     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.205594  13.451943  10.834389  12.500000     --       --       --       --       --       --
        Value at End of Year  14.662929  14.205594  13.451943  10.834389     --       --       --       --       --       --
    Venture III No. of Units    943,761  1,149,939  1,027,704    389,937     --       --       --       --       --       --
 NY Venture III No. of Units    253,761    224,293    107,445     42,937     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  14.149495  13.418984  10.824045  12.500000     --       --       --       --       --       --
        Value at End of Year  14.583201  14.149495  13.418984  10.824045     --       --       --       --       --       --
    Venture III No. of Units    917,091  1,196,450    534,443     27,012     --       --       --       --       --       --

INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
      Value at Start of Year  12.500000         --         --         --     --       --       --       --       --       --
        Value at End of Year  15.341517         --         --         --     --       --       --       --       --       --
    Venture III No. of Units    144,781         --         --         --     --       --       --       --       --       --
 NY Venture III No. of Units      1,006         --         --         --     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  12.500000         --         --         --     --       --       --       --       --       --
        Value at End of Year  15.336432         --         --         --     --       --       --       --       --       --
    Venture III No. of Units     56,591         --         --         --     --       --       --       --       --       --
 NY Venture III No. of Units      6,025         --         --         --     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  12.500000         --         --         --     --       --       --       --       --       --
        Value at End of Year  15.321220         --         --         --     --       --       --       --       --       --
    Venture III No. of Units     53,237         --         --         --     --       --       --       --       --       --

INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  18.468207  15.534502  10.206568  12.923106     --       --       --       --       --       --
        Value at End of Year  19.960658  18.468207  15.534502  10.206568     --       --       --       --       --       --
    Venture III No. of Units    551,672    508,429    316,160    137,846     --       --       --       --       --       --
 NY Venture III No. of Units     25,055     22,890      7,350      4,073     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  17.840011  15.013613   9.869257  12.500000     --       --       --       --       --       --
        Value at End of Year  19.272082  17.840011  15.013613   9.869257     --       --       --       --       --       --
    Venture III No. of Units    172,609    234,775    276,036     78,980     --       --       --       --       --       --
 NY Venture III No. of Units     77,841     84,383     35,182      4,421     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  17.769580  14.976847   9.859838  12.500000     --       --       --       --       --       --
        Value at End of Year  19.167310  17.769580  14.976847   9.859838     --       --       --       --       --       --
    Venture III No. of Units    333,776    354,469    157,210      9,734     --       --       --       --       --       --

INTERNATIONAL STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)

                                YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED     ENDED       ENDED     ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- --------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
      Value at Start of Year  14.483618  12.765244   9.962987  12.868047     --       --       --       --       --       --
        Value at End of Year  16.484777  14.483618  12.765244   9.962987     --       --       --       --       --       --
    Venture III No. of Units    488,083    509,688    450,208    176,920     --       --       --       --       --       --
 NY Venture III No. of Units      8,135      8,907      4,807     14,269     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.050808  12.389988   9.674956  12.500000     --       --       --       --       --       --
        Value at End of Year  15.984195  14.050808  12.389988   9.674956     --       --       --       --       --       --
    Venture III No. of Units    329,380    395,719    422,409    284,865     --       --       --       --       --       --
 NY Venture III No. of Units     17,799     19,936     16,892     12,367     --       --       --       --       --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED     ENDED       ENDED     ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- --------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year $13.995306 $12.359623 $ 9.665705 $12.500000     --       --       --       --       --       --
        Value at End of Year  15.897270  13.995306  12.359623   9.665705     --       --       --       --       --       --
    Venture III No. of Units    125,223    133,773    101,503     28,119     --       --       --       --       --       --

INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  17.515517  14.671519  10.320663  13.194820     --       --       --       --       --       --
        Value at End of Year  19.005873  17.515517  14.671519  10.320663     --       --       --       --       --       --
    Venture III No. of Units  2,365,952  1,963,880  1,169,969    396,766     --       --       --       --       --       --
 NY Venture III No. of Units    111,421     65,522     48,600     56,165     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  16.571302  13.887566   9.774073  12.500000     --       --       --       --       --       --
        Value at End of Year  17.972367  16.571302  13.887566   9.774073     --       --       --       --       --       --
    Venture III No. of Units  1,778,386  1,776,210  1,735,805    872,145     --       --       --       --       --       --
 NY Venture III No. of Units    274,198    239,822    155,887     40,129     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  16.505871  13.853534   9.764733  12.500000     --       --       --       --       --       --
        Value at End of Year  17.874645  16.505871  13.853534   9.764733     --       --       --       --       --       --
    Venture III No. of Units  1,308,769  1,011,065    524,999     13,226     --       --       --       --       --       --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  14.560248  14.145464  13.410129  12.572482     --       --       --       --       --       --
        Value at End of Year  14.612716  14.560248  14.145464  13.410129     --       --       --       --       --       --
    Venture III No. of Units  1,409,281    788,314    688,538    287,878     --       --       --       --       --       --
 NY Venture III No. of Units    401,675     46,103     38,438     36,633     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.457233  14.052420  13.328579  12.500000     --       --       --       --       --       --
        Value at End of Year  14.502086  14.457233  14.052420  13.328579     --       --       --       --       --       --
    Venture III No. of Units    503,001    789,728    900,531    419,580     --       --       --       --       --       --
 NY Venture III No. of Units    117,279     82,884     69,069    127,399     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  14.400139  14.017992  13.315887  12.500000     --       --       --       --       --       --
        Value at End of Year  14.423226  14.400139  14.017992  13.315887     --       --       --       --       --       --
    Venture III No. of Units    742,543    424,978    261,061     25,767     --       --       --       --       --       --

LARGE CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  12.285043  11.782886   9.564734  11.840595     --       --       --       --       --       --
        Value at End of Year  12.081617  12.285043  11.782886   9.564734     --       --       --       --       --       --
    Venture III No. of Units  1,329,866  1,476,772  1,240,492    437,895     --       --       --       --       --       --
 NY Venture III No. of Units     88,515     86,595     59,592     48,413     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  12.952105  12.428913  10.094184  12.500000     --       --       --       --       --       --
        Value at End of Year  12.731269  12.952105  12.428913  10.094184     --       --       --       --       --       --
    Venture III No. of Units  1,053,481  1,213,022  1,301,240    635,202     --       --       --       --       --       --
 NY Venture III No. of Units    358,362    398,919    325,705     54,024     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  12.900915  12.398438  10.084538  12.500000     --       --       --       --       --       --
        Value at End of Year  12.661997  12.900915  12.398438  10.084538     --       --       --       --       --       --
    Venture III No. of Units    568,378    611,324     45,555     13,459     --       --       --       --       --       --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

                                YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED       ENDED     ENDED       ENDED     ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- --------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
      Value at Start of Year  15.138919  13.261867   9.993367  12.481030     --       --       --       --       --       --
        Value at End of Year  16.451344  15.138919  13.261867   9.993367     --       --       --       --       --       --
    Venture III No. of Units  3,739,525  3,500,583  1,645,281    174,966     --       --       --       --       --       --
 NY Venture III No. of Units    211,686    202,664    123,453     65,066     --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  15.141947  13.271161  10.005369  12.500000     --       --       --       --       --       --
        Value at End of Year  16.446429  15.141947  13.271161  10.005369     --       --       --       --       --       --
    Venture III No. of Units  2,053,300  2,154,929  1,976,258    622,163     --       --       --       --       --       --
 NY Venture III No. of Units  1,238,355  1,214,706    592,625     20,954     --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED      ENDED       ENDED     ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year $ 15.082149 $ 13.238642 $  9.995815 $12.500000    --       --       --       --       --       --
        Value at End of Year   16.357014   15.082149   13.238642   9.995815    --       --       --       --       --       --
    Venture III No. of Units   3,479,824   3,436,912   1,576,341     19,680    --       --       --       --       --       --

LIFESTYLE BALANCED TRUST (FORMERLY LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year   15.209160   13.634469   11.180582  12.327537    --       --       --       --       --       --
        Value at End of Year   15.979079   15.209160   13.634469  11.180582    --       --       --       --       --       --
    Venture III No. of Units  94,296,454  37,702,364  10,629,539  1,901,755    --       --       --       --       --       --
 NY Venture III No. of Units   4,738,222   1,650,704     555,532    168,815    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   15.401622   13.813917   11.333399  12.500000    --       --       --       --       --       --
        Value at End of Year   16.173228   15.401622   13.813917  11.333399    --       --       --       --       --       --
    Venture III No. of Units   9,920,421   9,759,355   9,000,114  2,866,630    --       --       --       --       --       --
 NY Venture III No. of Units   5,378,750   3,354,894   1,316,951    486,764    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year   15.340795   13.780067   11.322585  12.500000    --       --       --       --       --       --
        Value at End of Year   16.085280   15.340795   13.780067  11.322585    --       --       --       --       --       --
    Venture III No. of Units  55,966,479  25,445,741   7,057,793    183,344    --       --       --       --       --       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year   14.669371   13.744482   12.526309  12.551523    --       --       --       --       --       --
        Value at End of Year   14.834829   14.669371   13.744482  12.526309    --       --       --       --       --       --
    Venture III No. of Units   9,393,143   5,445,174   2,396,267    439,049    --       --       --       --       --       --
 NY Venture III No. of Units     504,755     207,725     133,615     54,752    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   14.589891   13.676874   12.470921  12.500000    --       --       --       --       --       --
        Value at End of Year   14.747100   14.589891   13.676874  12.470921    --       --       --       --       --       --
    Venture III No. of Units   1,164,691   1,468,065   1,727,749    785,173    --       --       --       --       --       --
 NY Venture III No. of Units     684,576     292,196     191,143    237,071    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year   14.532273   13.643360   12.459034  12.500000    --       --       --       --       --       --
        Value at End of Year   14.666899   14.532273   13.643360  12.459034    --       --       --       --       --       --
    Venture III No. of Units   3,457,488   2,136,364     878,833     11,178    --       --       --       --       --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year   15.124169   13.417365   10.537942  12.345414    --       --       --       --       --       --
        Value at End of Year   16.143470   15.124169   13.417365  10.537942    --       --       --       --       --       --
    Venture III No. of Units  96,307,550  37,246,678   9,147,664  1,221,069    --       --       --       --       --       --
 NY Venture III No. of Units   3,888,784   1,885,475     508,291     49,114    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   15.293355   13.574266   10.666497  12.500000    --       --       --       --       --       --
        Value at End of Year   16.315932   15.293355   13.574266  10.666497    --       --       --       --       --       --
    Venture III No. of Units   8,510,674   8,582,094   7,642,690  2,318,975    --       --       --       --       --       --
 NY Venture III No. of Units   4,979,384   3,205,885   1,015,744    324,491    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year   15.232955   13.540994   10.656315  12.500000    --       --       --       --       --       --
        Value at End of Year   16.227210   15.232955   13.540994  10.656315    --       --       --       --       --       --
    Venture III No. of Units  66,073,107  27,495,124   6,423,351     75,942    --       --       --       --       --       --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

                                YEAR        YEAR        YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED      ENDED       ENDED     ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
      Value at Start of Year   14.999837   13.733715   11.849812  12.455604    --       --       --       --       --       --
        Value at End of Year   15.345154   14.999837   13.733715  11.849812    --       --       --       --       --       --
    Venture III No. of Units  23,696,672  11,582,654   4,375,936    898,122    --       --       --       --       --       --
 NY Venture III No. of Units     972,142     564,943     215,066     81,435    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   15.033490   13.771413   11.888265  12.500000    --       --       --       --       --       --
        Value at End of Year   15.371921   15.033490   13.771413  11.888265    --       --       --       --       --       --
    Venture III No. of Units   2,947,609   3,473,439   3,593,850  1,246,184    --       --       --       --       --       --
 NY Venture III No. of Units   1,665,305     998,003     387,094    214,108    --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED      ENDED       ENDED     ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year $ 14.974101 $ 13.737664 $ 11.876927 $12.500000    --       --       --       --       --       --
        Value at End of Year   15.288301   14.974101   13.737664  11.876927    --       --       --       --       --       --
    Venture III No. of Units  10,558,478   5,301,216   1,857,801     34,204    --       --       --       --       --       --

MID CAP CORE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
      Value at Start of Year   16.990840   15.135149   12.500000         --    --       --       --       --       --       --
        Value at End of Year   17.697987   16.990840   15.135149         --    --       --       --       --       --       --
    Venture III No. of Units     387,718     343,304     201,343         --    --       --       --       --       --       --
 NY Venture III No. of Units      29,763      40,501      20,504         --    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   16.976776   15.130185   12.500000         --    --       --       --       --       --       --
        Value at End of Year   17.674522   16.976776   15.130185         --    --       --       --       --       --       --
    Venture III No. of Units      63,822      89,751      48,056         --    --       --       --       --       --       --
 NY Venture III No. of Units      41,745      98,814      51,742         --    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year   16.934560   15.115286   12.500000         --    --       --       --       --       --       --
        Value at End of Year   17.604230   16.934560   15.115286         --    --       --       --       --       --       --
    Venture III No. of Units     221,679     243,114     110,465         --    --       --       --       --       --       --

MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year   15.651048   13.399635    9.595389  11.871001    --       --       --       --       --       --
        Value at End of Year   17.616489   15.651048   13.399635   9.595389    --       --       --       --       --       --
    Venture III No. of Units   2,162,180   1,750,637   1,301,845    270,179    --       --       --       --       --       --
 NY Venture III No. of Units      78,688      55,175      33,593     33,898    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   16.458620   14.098106   10.100601  12.500000    --       --       --       --       --       --
        Value at End of Year   18.516250   16.458620   14.098106  10.100601    --       --       --       --       --       --
    Venture III No. of Units   1,190,521   1,043,898   1,108,921    470,778    --       --       --       --       --       --
 NY Venture III No. of Units     231,243     194,931     112,955     47,469    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year   16.393632   14.063561   10.090950  12.500000    --       --       --       --       --       --
        Value at End of Year   18.415590   16.393632   14.063561  10.090950    --       --       --       --       --       --
    Venture III No. of Units   1,352,596   1,054,442     634,970      2,327    --       --       --       --       --       --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year   12.135513   12.263567   12.420152  12.476982    --       --       --       --       --       --
        Value at End of Year   12.230815   12.135513   12.263567  12.420152    --       --       --       --       --       --
    Venture III No. of Units   4,457,608   2,613,385   2,483,355  1,435,813    --       --       --       --       --       --
 NY Venture III No. of Units     386,402     361,164     222,804    200,546    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   12.141864   12.276141   12.439109  12.500000    --       --       --       --       --       --
        Value at End of Year   12.231129   12.141864   12.276141  12.439109    --       --       --       --       --       --
    Venture III No. of Units   1,477,736   1,517,588   2,110,911  1,967,421    --       --       --       --       --       --
 NY Venture III No. of Units     206,103     122,567     313,967    565,393    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year   12.093901   12.246054   12.427253  12.500000    --       --       --       --       --       --
        Value at End of Year   12.164600   12.093901   12.246054  12.427253    --       --       --       --       --       --
    Venture III No. of Units   2,706,502   1,411,618     731,580     61,394    --       --       --       --       --       --

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)

                                YEAR        YEAR        YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED      ENDED       ENDED     ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
      Value at Start of Year   21.701596   17.786425   12.500000     --        --       --       --       --       --       --
        Value at End of Year   31.256944   21.701596   17.786425     --        --       --       --       --       --       --
    Venture III No. of Units     679,763     491,491     118,335     --        --       --       --       --       --       --
 NY Venture III No. of Units      36,487      24,341      11,654     --        --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   21.683626   17.780593   12.500000     --        --       --       --       --       --       --
        Value at End of Year   31.215522   21.683626   17.780593     --        --       --       --       --       --       --
    Venture III No. of Units     510,142     363,500     217,836     --        --       --       --       --       --       --
 NY Venture III No. of Units      70,979      49,771      20,424     --        --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED      ENDED       ENDED     ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year $ 21.629775 $ 17.763098 $ 12.500000         --    --       --       --       --       --       --
        Value at End of Year   31.091556   21.629775   17.763098         --    --       --       --       --       --       --
    Venture III No. of Units     554,874     420,594     127,146         --    --       --       --       --       --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year   16.970541   14.772045   10.687117  13.476975    --       --       --       --       --       --
        Value at End of Year   20.937537   16.970541   14.772045  10.687117    --       --       --       --       --       --
    Venture III No. of Units     484,961     334,235     313,910     88,949    --       --       --       --       --       --
 NY Venture III No. of Units      24,196      10,490       2,175        484    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   15.719562   13.689980    9.909224  12.500000    --       --       --       --       --       --
        Value at End of Year   19.384470   15.719562   13.689980   9.909224    --       --       --       --       --       --
    Venture III No. of Units     401,349     296,557     230,924    103,642    --       --       --       --       --       --
 NY Venture III No. of Units      56,001      49,762      33,108      5,834    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year   15.657484   13.656433    9.899754  12.500000    --       --       --       --       --       --
        Value at End of Year   19.279095   15.657484   13.656433   9.899754    --       --       --       --       --       --
    Venture III No. of Units     318,021     254,982     101,718        537    --       --       --       --       --       --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year   22.499805   17.360006   12.702902  13.427582    --       --       --       --       --       --
        Value at End of Year   24.712132   22.499805   17.360006  12.702902    --       --       --       --       --       --
    Venture III No. of Units   1,197,178   1,321,526     958,408    371,522    --       --       --       --       --       --
 NY Venture III No. of Units      48,150      44,969      26,331     33,209    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   20.917923   16.147570   11.821624  12.500000    --       --       --       --       --       --
        Value at End of Year   22.963269   20.917923   16.147570  11.821624    --       --       --       --       --       --
    Venture III No. of Units     566,773     720,356     748,678    457,392    --       --       --       --       --       --
 NY Venture III No. of Units     121,253     103,622      55,444     81,806    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year   20.835346   16.108031   11.810352  12.500000    --       --       --       --       --       --
        Value at End of Year   22.838433   20.835346   16.108031  11.810352    --       --       --       --       --       --
    Venture III No. of Units     613,953     765,647     333,783     18,135    --       --       --       --       --       --

SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
      Value at Start of Year   12.500000          --          --         --    --       --       --       --       --       --
        Value at End of Year   15.800825          --          --         --    --       --       --       --       --       --
    Venture III No. of Units     177,098          --          --         --    --       --       --       --       --       --
 NY Venture III No. of Units         683          --          --         --    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   12.500000          --          --         --    --       --       --       --       --       --
        Value at End of Year   15.795593          --          --         --    --       --       --       --       --       --
    Venture III No. of Units      80,821          --          --         --    --       --       --       --       --       --
 NY Venture III No. of Units       2,437          --          --         --    --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year   12.500000          --          --         --    --       --       --       --       --       --
        Value at End of Year   15.779928          --          --         --    --       --       --       --       --       --
    Venture III No. of Units      78,343          --          --         --    --       --       --       --       --       --

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)

                                YEAR        YEAR        YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED      ENDED       ENDED     ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
      Value at Start of Year   21.342308   17.291875   12.500000     --        --       --       --       --       --       --
        Value at End of Year   22.591391   21.342308   17.291875     --        --       --       --       --       --       --
    Venture III No. of Units     806,725     254,329      59,939     --        --       --       --       --       --       --
 NY Venture III No. of Units      32,017       2,878          38     --        --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in  NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year   21.324613   17.286206   12.500000     --        --       --       --       --       --       --
        Value at End of Year   22.561415   21.324613   17.286206     --        --       --       --       --       --       --
    Venture III No. of Units     465,918      70,908      17,378     --        --       --       --       --       --       --
 NY Venture III No. of Units     114,661      23,672       6,795     --        --       --       --       --       --       --

                                YEAR       YEAR       YEAR       YEAR     YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year $21.271647 $17.269212 $12.500000         --       --       --       --       --       --       --
        Value at End of Year  22.471750  21.271647  17.269212         --       --       --       --       --       --       --
    Venture III No. of Units    600,588    181,511     53,999         --       --       --       --       --       --       --
SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
      Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
        Value at End of Year  14.234274         --         --         --       --       --       --       --       --       --
    Venture III No. of Units    291,038         --         --         --       --       --       --       --       --       --
 NY Venture III No. of Units      4,835         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
        Value at End of Year  14.229566         --         --         --       --       --       --       --       --       --
    Venture III No. of Units     72,897         --         --         --       --       --       --       --       --       --
 NY Venture III No. of Units      9,531         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
        Value at End of Year  14.215428         --         --         --       --       --       --       --       --       --
    Venture III No. of Units     93,639         --         --         --       --       --       --       --       --       --
SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  18.576036  15.116060  11.505543  14.080585       --       --       --       --       --       --
        Value at End of Year  19.512373  18.576036  15.116060  11.505543       --       --       --       --       --       --
    Venture III No. of Units  2,236,737  2,430,543  1,761,384    614,080       --       --       --       --       --       --
 NY Venture III No. of Units    120,806    113,567     82,962     58,245       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  16.469112  13.408283  10.210756  12.500000       --       --       --       --       --       --
        Value at End of Year  17.290634  16.469112  13.408283  10.210756       --       --       --       --       --       --
    Venture III No. of Units  1,612,445  1,912,889  1,911,009    929,346       --       --       --       --       --       --
 NY Venture III No. of Units    299,276    292,522    194,102    140,797       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  16.404097  13.375438  10.201010  12.500000       --       --       --       --       --       --
        Value at End of Year  17.196655  16.404097  13.375438  10.201010       --       --       --       --       --       --
    Venture III No. of Units  1,504,042  1,509,955    748,523     41,340       --       --       --       --       --       --
STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  15.363692  14.681293  13.217126  12.681238       --      --        --       --       --       --
        Value at End of Year  15.481727  15.363692  14.681293  13.217126       --      --        --       --       --       --
    Venture III No. of Units  1,935,818  1,374,409    731,600    199,341       --      --        --       --       --       --
 NY Venture III No. of Units    144,159     69,421     47,473      9,379       --      --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  15.124141  14.459631  13.024081  12.500000       --      --        --       --       --       --
        Value at End of Year  15.232731  15.124141  14.459631  13.024081       --      --        --       --       --       --
    Venture III No. of Units    344,500    402,567    494,156    198,913       --      --        --       --       --       --
 NY Venture III No. of Units    182,102    141,989     83,675     86,329       --      --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  15.064431  14.424221  13.011678  12.500000       --      --        --       --       --       --
        Value at End of Year  15.149912  15.064431  14.424221  13.011678       --      --        --       --       --       --
    Venture III No. of Units  1,221,568    753,789    197,544      7,865       --      --        --       --       --       --
TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)

                                YEAR       YEAR       YEAR       YEAR     YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
      Value at Start of Year  14.181967  13.770063  13.348694  12.525844    --         --        --       --       --       --
        Value at End of Year  14.264224  14.181967  13.770063  13.348694    --         --        --       --       --       --
    Venture III No. of Units  4,055,380  4,271,882  3,688,116  1,428,781    --         --        --       --       --       --
 NY Venture III No. of Units    339,003    361,284    283,169    236,863    --         --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.134043  13.730415  13.316914  12.500000    --         --        --       --       --       --
        Value at End of Year  14.208930  14.134043  13.730415  13.316914    --         --        --       --       --       --
    Venture III No. of Units  2,679,092  3,243,797  3,740,167  2,269,393    --         --        --       --       --       --
 NY Venture III No. of Units    420,975    417,710    345,500    584,424    --         --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR     YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year $14.078249 $13.696789 $13.304234 $12.500000       --       --       --       --       --       --
        Value at End of Year  14.131682  14.078249  13.696789  13.304234       --       --       --       --       --       --
    Venture III No. of Units  1,806,043  1,653,518  1,148,470    124,496       --       --       --       --       --       --
U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
      Value at Start of Year  13.066805  12.500000         --         --       --       --       --       --       --       --
        Value at End of Year  12.964305  13.066805         --         --       --       --       --       --       --       --
    Venture III No. of Units    495,325     71,835         --         --       --       --       --       --       --       --
 NY Venture III No. of Units     40,163     18,636         --         --       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued  prior to 5-5-2003 in all other states)
      Value at Start of Year  13.062474  12.500000         --         --       --       --       --       --       --       --
        Value at End of Year  12.953542  13.062474         --         --       --       --       --       --       --       --
    Venture III No. of Units    424,410         85         --         --       --       --       --       --       --       --
 NY Venture III No. of Units     87,301     19,626         --         --       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or contracts with GEM (all issue dates)
      Value at Start of Year  13.049486  12.500000         --         --       --       --       --       --       --       --
        Value at End of Year  12.921319  13.049486         --         --       --       --       --       --       --       --
    Venture III No. of Units    304,919     51,871         --         --       --       --       --       --       --       --
U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  13.352760  13.219027  13.228371  12.615206       --       --       --       --       --       --
        Value at End of Year  13.325803  13.352760  13.219027  13.228371       --       --       --       --       --       --
    Venture III No. of Units  1,535,167  2,276,112  1,868,640    706,239       --       --       --       --       --       --
 NY Venture III No. of Units    114,800    119,680    136,243     52,169       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  13.213383  13.087595  13.103404  12.500000       --       --       --       --       --       --
        Value at End of Year  13.180139  13.213383  13.087595  13.103404       --       --       --       --       --       --
    Venture III No. of Units   831,527   1,280,511  1,696,560  1,055,375       --       --       --       --       --       --
 NY Venture III No. of Units    144,792    219,941    252,802    293,643       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  13.161193  13.055529  13.090912  12.500000       --       --       --       --       --       --
        Value at End of Year  13.108456  13.161193  13.055529  13.090912       --       --       --       --       --       --
    Venture III No. of Units    357,519    413,421    341,401     15,548       --       --       --       --       --       --
U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  13.591728  12.664320   9.419481  11.886116       --       --       --       --       --       --
        Value at End of Year  14.135691  13.591728  12.664320   9.419481       --       --       --       --       --       --
    Venture III No. of Units  1,602,506  1,961,610  1,462,835    642,992       --       --       --       --       --       --
 NY Venture III No. of Units    150,052    155,958    132,369     38,532       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.274847  13.307497   9.902818  12.500000       --       --       --       --       --       --
        Value at End of Year  14.838746  14.274847  13.307497   9.902818       --       --       --       --       --       --
    Venture III No. of Units  1,714,204  2,067,264  2,066,680  1,174,328       --       --       --       --       --       --
 NY Venture III No. of Units    319,494    429,814    341,199     78,162       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  14.218473  13.274886   9.893359  12.500000       --       --       --       --       --       --
        Value at End of Year  14.758060  14.218473  13.274886   9.893359       --       --       --       --       --       --
    Venture III No. of Units    585,268    654,850     76,646      7,784       --       --       --       --       --       --
UTILITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

                                YEAR       YEAR       YEAR       YEAR     YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
      Value at Start of Year  16.807837  13.222661  10.012642  11.514948       --       --       --       --       --       --
        Value at End of Year  19.271293  16.807837  13.222661  10.012642       --       --       --       --       --       --
    Venture III No. of Units    552,143    485,377    347,539    136,524       --       --       --       --       --       --
 NY Venture III No. of Units     27,420      9,793      5,898      1,856       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  18.221642  14.342071  10.865724  12.500000       --       --       --       --       --       --
        Value at End of Year  20.881905  18.221642  14.342071  10.865724       --       --       --       --       --       --
    Venture III No. of Units    233,855    225,798    190,234    101,440       --       --       --       --       --       --
 NY Venture III No. of Units     64,311     51,787     14,381      9,361       --       --       --       --       --       --

                                YEAR       YEAR       YEAR       YEAR     YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year $18.149695 $14.306938 $10.855356 $12.500000       --       --       --       --       --       --
         Value at End of Year 20.768391  18.149695  14.306938  10.855356       --       --       --       --       --       --
    Venture III No. of Units    330,595    255,137    110,420     17,159       --       --       --       --       --       --
VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  14.838145  13.113578   9.618617  12.656613       --       --       --       --       --       --
        Value at End of Year  16.399020  14.838145  13.113578   9.618617       --       --       --       --       --       --
    Venture III No. of Units    652,914    805,980    399,055    135,128       --       --       --       --       --       --
 NY Venture III No. of Units     28,146     24,103      4,930      3,908       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.635222  12.940716   9.496575  12.500000       --       --       --       --       --       --
        Value at End of Year  16.166695  14.635222  12.940716   9.496575       --       --       --       --       --       --
    Venture III No. of Units    234,496    269,435    282,804    195,802       --       --       --       --       --       --
 NY Venture III No. of Units     45,053     48,220     19,711     22,239       --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  14.577434  12.909015   9.487504  12.500000       --       --       --       --       --       --
        Value at End of Year  16.078797  14.577434  12.909015   9.487504       --       --       --       --       --       --
    Venture III No. of Units    317,248    290,234    142,695     26,508       --       --       --       --       --       --

                                    VERSION B
                         (Venture III Variable Annuity)
                            (prior contracts version)

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                                                    Prospectus dated May 1, 2006

                          Venture III Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS


This Prospectus describes interests in VENTURE III flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we", "us", "our", or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture variable annuity contract for the name of your issuing Company. We do not authorize this Prospectus for use in connection with the purchase of a new Venture III variable annuity Contract on or after May 1, 2006.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:



JOHN HANCOCK TRUST
500 Index Trust
Active Bond  Trust
All Cap Core Trust
All Cap Growth Trust
All Cap Value Trust
American Blue Chip Income & Growth Trust
American Bond Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Classic Value Trust
Core Bond Trust
Core Equity Trust
Dynamic Growth Trust
Emerging Growth Trust
Emerging Small Company Trust
Equity-Income Trust
Financial Services Trust
Fundamental Value Trust
Global Trust
Global Allocation Trust
Global Bond Trust
Health Sciences Trust
High Yield Trust
Income & Value Trust
Index Allocation Trust
International Core Trust (formerly
International Stock  Trust)
International Equity Index Trust A
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust
Large Cap Value Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Core Trust
Mid Cap Index Trust
Mid Cap Stock Trust
Mid Cap Value Trust
Money Market Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust
Quantitative Mid Cap Trust
Quantitative Value Trust
Real Estate Securities Trust
Real Return Bond Trust
Science & Technology Trust
Small Cap Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Trust
Small Company Value Trust
Special Value Trust
Strategic Bond Trust
Strategic Income Trust
Strategic Opportunities Trust
Strategic Value Trust
Total Return Trust
Total Stock Market Index Trust
U.S. Core Trust (formerly Growth & Income Trust)
U.S. Global Leaders Growth Trust
U.S. Government Securities Trust
U.S. High Yield Bond Trust
U.S. Large Cap Trust
Utilities Trust
Value Trust



FAM VARIABLE SERIES FUNDS, INC. (1)
Mercury Basic Value V. I. Fund
Mercury Value Opportunities
V. I. Fund
Mercury Global Allocation
V. I. Fund





PIMCO VARIABLE
INSURANCE TRUST
PIMCO VIT All Asset Portfolio


(1) Not available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


    ANNUITIES SERVICE CENTER                             MAILING ADDRESS
       601 Congress Street                            Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                  www.johnhancockannuities.com


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


    ANNUITIES SERVICE CENTER                             MAILING ADDRESS
       601 Congress Street                            Post Office Box 55013
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                   www.johnhancocknewyork.com

                                Table of Contents


GLOSSARY OF SPECIAL TERMS .................................................    1
OVERVIEW ..................................................................    3
FEE TABLES ................................................................    7
   EXAMPLES ...............................................................    9
GENERAL INFORMATION ABOUT  US, THE  SEPARATE ACCOUNTS AND THE FUNDS .......   14
   THE COMPANIES ..........................................................   14
   THE SEPARATE ACCOUNTS ..................................................   15
   THE FUNDS ..............................................................   15
   VOTING INTEREST ........................................................   23
DESCRIPTION OF THE CONTRACT ...............................................   24
   ELIGIBLE PLANS .........................................................   24
   ACCUMULATION PERIOD PROVISIONS .........................................   24
      Purchase Payments ...................................................   24
      Accumulation Units ..................................................   24
      Value of Accumulation Units .........................................   25
      Net Investment Factor ...............................................   25
      Transfers Among Investment Options ..................................   25
      Maximum Number of Investment Options ................................   26
      Telephone and Electronic Transactions ...............................   26
      Special Transfer Services-Dollar Cost Averaging .....................   27
      Special Transfer Services - Asset Rebalancing Program ...............   27
      Withdrawals .........................................................   28
      Special Withdrawal Services - The Income Plan .......................   28
      Optional Guaranteed Minimum Withdrawal Benefits .....................   28
      Death Benefit During the Accumulation Period ........................   29
      Optional Enhanced Death Benefits ....................................   30
   PAY-OUT PERIOD PROVISIONS ..............................................   30
      General .............................................................   30
      Annuity Options .....................................................   31
      Determination of Amount of the First Variable Annuity Benefit
         Payment...........................................................   32
      Annuity Units and the Determination of Subsequent Variable Annuity
         Benefit Payments..................................................   32
      Transfers During Pay-out Period .....................................   33
      Death Benefit During Pay-out Period .................................   33
      Optional Guaranteed Minimum Income Benefits .........................   33
   OTHER CONTRACT PROVISIONS ..............................................   33
      Right to Review .....................................................   33
      Ownership ...........................................................   34
      Annuitant ...........................................................   34
      Beneficiary .........................................................   34
      Modification ........................................................   34
      Our Approval ........................................................   34
      Misstatement and Proof of Age, Sex or Survival ......................   34
   FIXED INVESTMENT OPTIONS ...............................................   35
 CHARGES AND DEDUCTIONS ...................................................   37
   WITHDRAWAL CHARGES .....................................................   37
   ASSET-BASED CHARGES ....................................................   38
      Daily Administration Fee ............................................   38
      Distribution Fee ....................................................   38
      Mortality and Expense Risks Fee .....................................   38
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS .....................   38
   PREMIUM TAXES ..........................................................   39
FEDERAL TAX MATTERS .......................................................   40
   INTRODUCTION ...........................................................   40
   OUR TAX STATUS .........................................................   40
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ...........................   40
   NON-QUALIFIED CONTRACTS ................................................   40
      Undistributed Gains .................................................   40
      Taxation of Annuity Payments ........................................   41
      Surrenders, Withdrawals and Death Benefits ..........................   41
      Taxation of Death Benefit Proceeds ..................................   41
      Penalty Tax on Premature Distributions ..............................   42
      Puerto Rico Non-Qualified Contracts .................................   42
      Diversification Requirements ........................................   42
   QUALIFIED CONTRACTS ....................................................   42
      Penalty Tax on Premature Distributions ..............................   43
      Tax-Free Rollovers ..................................................   44
      Loans ...............................................................   44
      Puerto Rico Contracts Issued to Fund Retirement Plans ...............   44
   SEE YOUR OWN TAX ADVISER ...............................................   45
GENERAL MATTERS ...........................................................   46
   ASSET ALLOCATION SERVICES ..............................................   46
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ...............   46
   DISTRIBUTION OF CONTRACTS ..............................................   46
      Standard Compensation ...............................................   46
      Additional Compensation and Revenue Sharing .........................   47
      Differential Compensation ...........................................   47
   CONFIRMATION STATEMENTS ................................................   47
   REINSURANCE ARRANGEMENTS ...............................................   47
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE ..................    1
APPENDIX B: QUALIFIED PLAN TYPES ..........................................    1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS ..............................    1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS ...............    1
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS ...................    1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ................................    1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H



Statement of Additional Information



Table of Contents



General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Registered Public Accountant...............................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1



JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A



Statement of Additional Information



Table of Contents



General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Registered Public Accountant...............................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1

                            Glossary of Special Terms



The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.



ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.



ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.



ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.



BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.



CODE: The Internal Revenue Code of 1986, as amended.



COMPANY: John Hancock USA or John Hancock New York.



CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.



CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.



CONTRACT ANNIVERSARY: The anniversary of the Contract Date.



CONTRACT DATE: The date of issue of the Contract.



CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.



CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.



DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.



FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.



FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.



FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.



GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.



INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.



JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.



JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).



LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.



MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.



NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.



OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.



PROSPECTUS: This Prospectus that describes interests in the Contract.



PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.



QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.



QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



RIDER: An optional benefit that you may elect for an additional charge.



SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.



SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.



UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.



VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.



VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview


This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.


Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.


WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?


The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.



This Prospectus describes Contracts purchased before May 1, 2006. For these purposes, "purchase" means that you completed an application and we received it before May 1, 2006. In certain instances, your Contract may have a Contract Date after this date.



We do not authorize this Prospectus for use in connection with the purchase of a new Venture III Variable Annuity Contract on or after May 1, 2006. Although we still offer Venture III Contracts for sale, we make the offer through different prospectuses.


WHO ISSUED MY CONTRACT?


Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.


WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earning under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. Generally, the amount of the death benefit will be the greater of: (a) the Contract Value or (b) the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.


HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?


We use the term Purchase Payment to refer to the investments you make in the Contract. We required you to pay at least $10,000 to purchase a Contract. Each subsequent Purchase Payment must be at least $30. Additional Purchase Payments generally may be made at any time.


If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?


There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.



Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.



FIXED INVESTMENT OPTIONS. We currently do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option. If available the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.


HOW CAN I CHANGE MY INVESTMENT CHOICES?


ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.



TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.





The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

CAN I TAKE OUT ANY OF MY MONEY?


During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.



WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?



This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of are these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased:


We describe the following optional benefit Riders in the Appendices to this
Prospectus:


Appendix C: Optional Enhanced Death Benefits


-    Annual Step Death Benefit.


- Guaranteed Earnings Multiplier Death Benefit - not offered in New York or Washington;



-    Triple Protection Death Benefit - not offered in New York;

Appendix D: Optional Guaranteed Minimum Withdrawal Benefits



-    Principal Plus;


-    Principal Plus for Life.


Appendix E: Optional Guaranteed Minimum Income Benefits



-    Guaranteed Retirement Income Program - offered by John Hancock USA;



-    Guaranteed Retirement Income Program - offered by John Hancock New York.


WHAT CHARGES DO I PAY UNDER THE CONTRACT?


Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each Variable Investment Options you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.


If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:


- full or partial withdrawals (including surrenders and systematic withdrawals);



-    payment of any death benefit proceeds; and


-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:


-    the type of the distribution;



-    when the distribution is made;



-    the nature of any Qualified Plan for which the Contract is being used and


-    the circumstances under which the payments are made.


If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.


Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.


IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?


In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?


We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables



The following tables describe the fees and expenses you will paid at the time you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Contract. The tables also describe the fees as well as information about optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).



THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



                     CONTRACT OWNER TRANSACTION EXPENSES(A)



MAXIMUM WITHDRAWAL CHARGE
(as percentage of Purchase Payments)(B)
   First Year                                6%
   Second Year                               5%
   Third Year                                4%
   Thereafter                                0%

TRANSFER FEE(C)                            $25
   Maximum Fee                             $ 0
   Current Fee



(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").



(B) The charge is taken within the specified period of years measured from the date of payment.



(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.


               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES



ANNUAL CONTRACT FEE                                           JOHN HANCOCK USA   JOHN HANCOCK NEW YORK
-------------------                                           ----------------   ---------------------
                                                                     $0                   $0
ANNUAL SEPARATE ACCOUNT EXPENSES(A)
Mortality and expense risks fee                                     1.25%                1.25%
Distribution fee                                                    0.25%                0.25%
Administration fee- asset based                                     0.15%                0.15%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                              1.65%                1.65%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS
FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Annual Step Death Benefit Fee(B)                           0.20%                0.20%
Optional Guaranteed Earnings Multiplier Benefit Fee                 0.20%             not offered
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                              2.05%                1.85%
(With Annual Step Death Benefit and Guaranteed Earnings
   Multiplier fee reflected, as applicable)

FEES DEDUCTED FROM CONTRACT VALUE
Guaranteed Minimum Withdrawal Benefits(C)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Maximum Fee                                                      0.75%                0.75%
   Current Fee - Principal Plus for Life                            0.40%                0.40%
   Current Fee - Principal Plus                                     0.30%                0.30%
Guaranteed Minimum Income Programs(D)
(as a percentage of Income Base)
   Guaranteed Retirement Income Program I                        not offered             0.30%
   Guaranteed Retirement Income Program II                          0.45%                0.45%
   Guaranteed Retirement Income Program III                         0.50%             not offered
Triple Protection Death Benefit(E)                                  0.50%             not offered
(as a percentage of Triple Protection Death Benefit)



(A) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.



(B) The charge for the optional Annual Step Death Benefit is 0.05% of the value of the Variable Investment Options if you purchased the Rider from John Hancock USA prior to May 2003 or from John Hancock New York prior to August 2005



(C) The current charge is 0.40% for Principal Plus for Life and 0.30% for Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.



(D) Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus. Availability varied by state and when you purchased your Contract. See Appendix E for availability.



(E) Subject to state availability, John Hancock USA offered the Triple Protection Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Program II or Guaranteed Retirement Income Program III.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.


TOTAL ANNUAL FUND OPERATING EXPENSES                      MINIMUM(A)   MAXIMUM
------------------------------------                      ----------   -------
Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses for Contracts issued on and after May 13, 2002      0.76%      1.60%

Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses for Contracts issued prior to May 13, 2002          0.56%      1.40%



(A) For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Accounts invests in Class 1 Fund shares for certain Variable Investment Options available under those Contracts.

EXAMPLES


We provide the following examples that are intended to help you compare the costs of investing in the Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.



JOHN HANCOCK USA VENTURE III CONTRACTS WITH OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit, Guaranteed Earnings Multiplier, and Principal Plus for Life optional Riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



   Example 1. Maximum Fund operating expenses- John Hancock USA Contract with optional benefit Riders



                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                    $993     $1,723    $2,283    $4,635

If you annuitize,  or do not surrender the
Contract at the end of the applicable time
period:                                        $446     $1,245    $2,283    $4,635



JOHN HANCOCK USA VENTURE III CONTRACTS WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit, Guaranteed Earnings Multiplier and the previously offered Guaranteed Retirement Income Program III optional benefit Rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds that are available to Contracts issued after May 13, 2002. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



   Example 2. Maximum Fund operating expenses- John Hancock USA Contract with optional benefit Riders:



                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                    $967     $1,646    $2,152    $4,442

If you annuitize,  or do not surrender the
Contract at the end of the applicable time
period:                                        $420     $1,275    $2,152    $4,442



JOHN HANCOCK USA VENTURE III CONTRACTS WITH NO OPTIONAL BENEFITS. The following example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds that are available to such Contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



 Example 3. Minimum Fund operating expenses - John Hancock USA Contract with no optional benefit Riders:



                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                    $799     $1,141    $1,283    $2,734

If you annuitize,  or do not surrender the
Contract at the end of the applicable time
period:                                        $244     $  750    $1,283    $2,734



JOHN HANCOCK USA PREVIOUSLY ISSUED VENTURE III CONTRACTS ELIGIBLE TO INVEST IN SERIES I SHARES OF THE JOHN HANCOCK TRUST. The next two examples apply to Venture III Contracts issued prior to May 13, 2002 and assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. Example 5 also assumes that we issued the Contract with three optional Riders that were available at the time: Annual Step Death Benefit, Guaranteed Earnings Multiplier and Guaranteed Retirement Income Program II. This example also assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 Example 4. Maximum Fund operating expenses- Previously issued John Hancock USA
           Contract with optional Riders (issued before May 13, 2002)



                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                    $962     $1,633    $2,132    $4,417

If you annuitize,  or do not surrender the
Contract at the end of the applicable time
period:                                        $415     $1,262    $2,132    $4,417



The fifth example also applies to Contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 5. Minimum Fund operating expenses - Previously issued John Hancock USA
         Contract with no optional Riders (issued before May 13, 2002):



                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                    $780     $1,084    $1,182    $2,533

If you annuitize,  or do not surrender the
Contract at the end of the applicable time
period:                                        $224     $  690    $1,182    $2,533



JOHN HANCOCK NEW YORK VENTURE III CONTRACTS WITH OPTIONAL BENEFITS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and Principal Plus for Life optional Riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 6. Maximum Fund operating expenses - John Hancock New York Contract with optional Riders:



                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                    $975     $1,668    $2,190    $4,467

If you annuitize,  or do not surrender the
Contract at the end of the applicable time
period:                                        $426     $1,297    $2,190    $4,467



JOHN HANCOCK NEW YORK VENTURE III CONTRACTS WITH PREVIOUSLY OFFERED OPTIONAL BENEFITS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and the previously offered Guaranteed Retirement Income Program II optional benefit Rider. This example also assumes that your Contract has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 7. Maximum Fund operating expenses - John Hancock New York Contract with previously offered optional Riders:



                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                    $930     $1,536    $1,969    $4,116

If you annuitize,  or do not surrender the
Contract at the end of the applicable time
period:                                        $380     $1,161    $1,969    $4,116



JOHN HANCOCK NEW YORK VENTURE III CONTRACTS WITH NO OPTIONAL BENEFITS The next example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     Example 8. Minimum Fund operating expenses - John Hancock New York Contract with no optional Riders:



                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                         $799     $1,141    $1,283    $2,734
If you annuitize,  or do not surrender the
   Contract at the end of the applicable time
   period:                                         $244     $  750    $1,283    $2,734



THE FOLLOWING TABLE DESCRIBES TO OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOU CONTRACT WAS ISSUED AFTER MAY 13, 2005. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST FUND IN SERIES I SHARES OF THAT FUND (EXCEPT IN THE CASE OF FUNDS THAT COMMENCED OPERATIONS ON OR AFTER MAY 13, 2002.)



                                                                                                           TOTAL FUND    TOTAL FUND
                                                        MANAGEMENT      12B-1        12B-1        OTHER      ANNUAL        ANNUAL
                                                           FEES         FEES          FEES      EXPENSES    EXPENSES      EXPENSES
                                                        ----------   ----------   -----------   --------   ----------   -----------
JOHN HANCOCK TRUST:                                                  (Series I)   (Series II)              (Series I)   (Series II)
   500 Index Trust (See Notes 1 and 2.)                    0.46%        0.05%        0.25%        0.05%       0.56%        0.76%
   Active Bond Trust                                       0.60%        0.05%        0.25%        0.07%       0.72%        0.92%
   All Cap Core Trust (See Notes 1 and 2.)                 0.80%        0.05%        0.25%        0.07%       0.92%        1.12%
   All Cap Growth Trust (See Notes 1 and 2.)               0.85%        0.05%        0.25%        0.06%       0.96%        1.16%
   All Cap Value Trust (See Notes 1 and 2.)                0.83%        0.05%        0.25%        0.07%       0.95%        1.15%
   American Blue Chip Income and Growth Trust
      (See Notes 1 and 3.)                                 0.44%        0.60%        0.75%        0.04%       1.08%        1.23%
   American Bond Trust (See Notes 1, 2 and 3.)             0.43%        0.60%        0.75%        0.04%       1.07%        1.22%
   American Growth Trust (See Notes 1 and 3.)              0.33%        0.60%        0.75%        0.04%       0.97%        1.12%
   American Growth-Income Trust (See Notes 1 and 3.)       0.28%        0.60%        0.75%        0.05%       0.93%        1.08%
   American International Trust (See Notes 1 and 3.)       0.52%        0.60%        0.75%        0.08%       1.20%        1.35%
   Blue Chip Growth Trust (See Notes 1, 2 and 4.)          0.81%        0.05%        0.25%        0.07%       0.93%        1.13%
   Capital Appreciation Trust (See Notes 1 and 2.)         0.81%        0.05%        0.25%        0.05%       0.91%        1.11%
   Classic Value Trust (See Note 2.)                       0.80%        0.05%        0.25%        0.24%       1.09%        1.29%
   Core Bond Trust (See Notes 1 and 5.)                    0.67%        0.05%        0.25%        0.07%       0.79%        0.99%
   Core Equity Trust (See Notes 1 and 2.)                  0.79%        0.05%        0.25%        0.06%       0.90%        1.10%
   Dynamic Growth Trust (See Notes 1 and 2.)               0.95%        0.05%        0.25%        0.07%       1.07%        1.27%
   Emerging Growth Trust (See Notes 1 and 2.)              0.80%        0.05%        0.25%        0.08%       0.93%        1.13%
   Emerging Small Company Trust (See Notes 1 and 2.)       0.97%        0.05%        0.25%        0.07%       1.09%        1.29%
   Equity-Income (See Notes 1, 2 and 4.)                   0.81%        0.05%        0.25%        0.05%       0.91%        1.11%
   Financial Services Trust (See Notes 1, 2 and 6.)        0.82%        0.05%        0.25%        0.09%       0.96%        1.16%
   Fundamental Value Trust (See Notes 1, 2 and 6.)         0.77%        0.05%        0.25%        0.05%       0.87%        1.07%
   Global Trust (See Notes 1, 2 and 7.)                    0.82%        0.05%        0.25%        0.16%       1.03%        1.23%
   Global Allocation Trust (See Notes 1 and 2.)            0.85%        0.05%        0.25%        0.19%       1.09%        1.29%
   Global Bond Trust (See Note 2.)                         0.70%        0.05%        0.25%        0.12%       0.87%        1.07%
   Health Sciences Trust (See Notes 1, 2 and 4.)           1.05%        0.05%        0.25%        0.12%       1.22%        1.42%
   High Yield Trust (See Notes 1 and 2.)                   0.66%        0.05%        0.25%        0.07%       0.78%        0.98%
   Income & Value Trust (See Note 2.)                      0.79%        0.05%        0.25%        0.08%       0.92%        1.12%
   Index Allocation Trust (See Notes 1, 2 and 8.)          0.05%        0.05%        0.25%        0.50%       0.60%        0.80%
   International Core Trust (formerly "International
      Stock") (See Notes 1 and 2.)                         0.89%        0.05%        0.25%        0.07%       1.01%        1.21%
   International Equity Index Trust A (See Notes
      1, 2 and 3.)                                         0.54%        0.05%        0.25%        0.09%       0.68%        0.88%
   International Opportunities Trust (See Notes
      1 and 2.)                                            0.90%        0.05%        0.25%        0.06%       1.01%        1.21%
   International Small Cap Trust (See Notes 1 and 2.)      0.92%        0.05%        0.25%        0.21%       1.18%        1.38%
   International Value Trust (See Notes 1, 2 and 7.)       0.82%        0.05%        0.25%        0.19%       1.06%        1.26%

                                                                                                           TOTAL FUND    TOTAL FUND
                                                        MANAGEMENT      12B-1        12B-1        OTHER      ANNUAL        ANNUAL
                                                           FEES         FEES          FEES      EXPENSES    EXPENSES      EXPENSES
                                                        ----------   ----------   -----------   --------   ----------   -----------
JOHN HANCOCK TRUST:                                                  (Series I)   (Series II)              (Series I)   (Series II)
   Investment Quality Bond Trust (See Notes 1 and 2.)      0.60%        0.05%        0.25%        0.09%       0.74%        0.94%
   Large Cap Trust (See Notes 1, 2 and 3.)                 0.84%        0.05%        0.25%        0.05%       0.94%        1.14%
   Large Cap Value Trust (See Notes 1 and 2.)              0.84%        0.05%        0.25%        0.08%       0.97%        1.17%
   Lifestyle Aggressive Trust (See Notes 1 and 9.)         0.05%        0.05%        0.25%        0.95%       1.05%        1.25%
   Lifestyle Balanced Trust (See Notes 1 and 9.)           0.05%        0.05%        0.25%        0.86%       0.96%        1.16%
   Lifestyle Conservative Trust (See Notes 1 and 9.)       0.05%        0.05%        0.25%        0.78%       0.88%        1.08%
   Lifestyle Growth Trust (See Notes 1 and 9.)             0.05%        0.05%        0.25%        0.89%       0.99%        1.19%
   Lifestyle Moderate Trust (See Notes 1 and 9.)           0.05%        0.05%        0.25%        0.81%       0.91%        1.11%
   Mid Cap Core Trust (See Note 2.)                        0.87%        0.05%        0.25%        0.08%       1.00%        1.20%
   Mid Cap Index Trust (See Notes 1 and 2.)                0.49%        0.05%        0.25%        0.04%       0.58%        0.78%
   Mid Cap Stock Trust (See Notes 1 and 2.)                0.84%        0.05%        0.25%        0.08%       0.97%        1.17%
   Mid Cap Value Trust (See Notes 1 and 2.)                0.85%        0.05%        0.25%        0.05%       0.95%        1.15%
   Money Market Trust (See Notes 1 and 2.)                 0.48%        0.05%        0.25%        0.04%       0.57%        0.77%
   Natural Resources Trust (See Notes 1 and 2.)            1.00%        0.05%        0.25%        0.07%       1.12%        1.32%
   Pacific Rim Trust (See Notes 1 and 2.)                  0.80%        0.05%        0.25%        0.24%       1.09%        1.29%
   Quantitative All Cap Trust (See Notes 1 and 2.)         0.71%        0.05%        0.25%        0.06%       0.82%        1.02%
   Quantitative Mid Cap Trust (See Notes 1 and 2.)         0.74%        0.05%        0.25%        0.10%       0.89%        1.09%
   Quantitative Value Trust (See Notes 1 and 2.)           0.70%        0.05%        0.25%        0.06%       0.81%        1.01%
   Real Estate Securities Trust (See Notes 1 and 2.)       0.70%        0.05%        0.25%        0.06%       0.81%        1.01%
   Real Return Bond Trust (See Note 2.)                    0.70%        0.05%        0.25%        0.07%       0.82%        1.02%
   Science & Technology Trust (See Notes 1, 2 and 4.)      1.05%        0.05%        0.25%        0.07%       1.17%        1.37%
   Small Cap Trust (See Notes 1, 2 and 5.)                 0.85%        0.05%        0.25%        0.03%       0.93%        1.13%
   Small Cap Growth Trust (See Note 1.)                    1.07%        0.05%        0.25%        0.06%       1.18%        1.38%
   Small Cap Index Trust (See Notes 1 and 2.)              0.49%        0.05%        0.25%        0.04%       0.58%        0.78%
   Small Cap Opportunities Trust (See Notes 1 and 2.)      0.99%        0.05%        0.25%        0.08%       1.12%        1.32%
   Small Cap Value Trust (See Notes 1 and 10.)             1.07%        0.05%        0.25%        0.05%       1.17%        1.37%
   Small Company Trust (See Notes 1 and 2.)                1.04%        0.05%        0.25%        0.31%       1.40%        1.60%
   Small Company Value Trust (See Notes 1 and 2.)          1.03%        0.05%        0.25%        0.05%       1.13%        1.33%
   Special Value Trust (See Notes 1 and 2.)                1.00%        0.05%        0.25%        0.21%       1.26%        1.46%
   Strategic Bond Trust (See Notes 1 and 2.)               0.67%        0.05%        0.25%        0.08%       0.80%        1.00%
   Strategic Income Trust (See Notes 1 and 2.)             0.73%        0.05%        0.25%        0.30%       1.08%        1.28%
   Strategic Opportunities Trust (See Notes 1 and 2.)      0.80%        0.05%        0.25%        0.08%       0.93%        1.13%
   Strategic Value Trust (See Notes 1 and 2.)              0.85%        0.05%        0.25%        0.08%       0.98%        1.18%
   Total Return Trust (See Note 2.)                        0.70%        0.05%        0.25%        0.07%       0.82%        1.02%
   Total Stock Market Index Trust (See Notes
      1 and 2.)                                            0.49%        0.05%        0.25%        0.04%       0.58%        0.78%
   U.S. Core Trust (formerly "Growth & Income")
      (See Note 2.)                                        0.76%        0.05%        0.25%        0.05%       0.86%        1.06%
   U.S. Global Leaders Growth Trust (See Notes
      1 and 2.)                                            0.70%        0.05%        0.25%        0.06%       0.81%        1.01%
   U.S. Government Securities Trust (See Notes
      1 and 2.)                                            0.59%        0.05%        0.25%        0.07%       0.71%        0.91%
   U.S. High Yield Bond Trust (See Notes 1 and 5.)         0.74%        0.05%        0.25%        0.21%       1.00%        1.20%
   U.S. Large Cap Trust (See Notes 1 and 2.)               0.83%        0.05%        0.25%        0.06%       0.94%        1.14%
   Utilities Trust (See Notes 1 and 2.)                    0.85%        0.05%        0.25%        0.19%       1.09%        1.29%
   Value Trust (See Notes 1 and 2.)                        0.74%        0.05%        0.25%        0.06%       0.85%        1.05%
FAM VARIABLE SERIES FUNDS, INC. (CLASS II):
   Mercury Basic Value F.I. Fund                           0.60%         N/A         0.15%        0.07%        N/A         0.82%
   Mercury Global Allocation V.I. Fund                     0.65%         N/A         0.15%        0.12%        N/A         0.92%
   Mercury Value Opportunities V.I. Fund                   0.75%         N/A         0.15%        0.09%        N/A         0.99%
PIMCO VARIABLE INSURANCE TRUST (CLASS M):
   VIT All Asset Portfolio (See Note 11.)                  0.20%         N/A         0.25%        1.08%        N/A         1.53%


NOTES TO FUND EXPENSE TABLE:

     1. The management fee shown for this Fund reflects the method of calculating the advisory fee that became effective during October, 2005 and assumes these changes were in effect for the year ended December 31, 2005. Under this method, the applicable portion of the Fund's aggregate net assets are combined with the applicable portions of one or more other funds having the same subadviser for the purpose of determining advisory fee break points.



     2. The amounts shown for this Fund reflect the advisory fee rates and the rates for Rule 12b-1 fees that became effective April 29, 2005. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.



     3. Amounts shown reflect the aggregate annual operating expenses of this Fund and its corresponding master fund. During the year ended December 31, 2005, Capital Research Management Company (the adviser to the corresponding master fund) voluntarily reduced investment advisory fees to rates provided by an amended agreement effective April 1, 2004. If this fee waiver had been reflected, the management fee shown for the American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth and American International Funds would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47%, respectively; the Total Fund
          Annual Expenses shown for Series I Class shares of such Funds would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%, respectively; and Total Fund
          Annual Expenses shown for Series II Class shares of such Funds would be 1.19%, 1.18%, 1.09%, 1.05% and 1.30%, respectively.



     4. The subadviser has voluntarily agreed to waive a portion of its subadvisory fee for John Hancock Trust's Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust series. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Funds"). Under the voluntary agreement, the subadviser will reduce its fee by 5.00% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $750 million and, effective November 1, 2006, by an additional 2.50% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $1.5 billion. The adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee for that Fund is reduced. These voluntary fee waivers may be terminated at any time by the subadviser or the adviser.



     5.   This Fund commenced operations on April 29, 2005.



     6. The management fee shown reflects the rates of advisory fees for the Financial Services Trust and Fundamental Value Trust that became effective October 14, 2005. Prior to that date, the adviser voluntarily agreed to reduce its advisory fee for the respective Fund to such rates (0.85% of the first $50 million of the respective Fund's average annual net assets; 0.80% of the next $450 million and 0.75% of the respective Fund's average annual net assets over $500 million).



     7. Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the adviser voluntarily agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for each such Fund does not exceed 0.35% (0.45% effective April 29, 2005) of the Fund's average net assets. For the year ended December 31, 2005, the effective annual advisory fee for the Global Trust and the International Value Trust was 0.77% and 0.78%, respectively. These voluntary fee waivers may be terminated at any time by the adviser.



     8. The adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than the Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and expenses of underlying funds in which it invests) until May 1, 2007. This reimbursement may be terminated any time after May 1, 2007. If the adviser had not reimbursed such expenses, "Other Expenses" shown for this Fund would have been 0.57%, based on estimates of expenses for the current fiscal year, and Total Fund Annual Expenses shown for Series I Class shares and Series II Class shares of this Fund would have been 0.67% and 0.87%, respectively.



     9. The management fees and Rule 12b-1 fees shown for this Fund reflect the rates that became effective during March 1, 2005 and assume these rates were in effect for the year ended December 31, 2005. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, Absolute Return Trust and the Index Allocation Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust.



     10. This Fund commenced operations on April 29, 2005. "Other Expenses" shown in the table for this Fund are based on estimates for the current fiscal year.



     11. "Other Expenses" for the PIMCO All Asset Portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset Portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds' expenses (0.63%) are estimated based upon an allocation of the Fund's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Fund's current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.



We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.


LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Account may be found in the Statements of Additional Information.

       General Information About Us, the Separate Accounts and the Funds


THE COMPANIES


We are subsidiaries of Manulife Financial Corporation.



Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.



John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.



John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.



The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.


John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:


A++                 Superior companies  have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

AA+                 Very strong financial security characteristics; 2nd category of
Standard & Poor's   21


John Hancock USA has also received the following rating from Moody's:

Aa2                 Excellent in financial strength; 3rd
Moody's             category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:



- the liability to pay contractual claims under the contracts is assumed by another insurer; or


- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.


You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.



For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.



The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.



We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS


When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Fund of:



-    the John Hancock Trust; or



- the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio"; or



- for certain John Hancock USA Contracts issued before January 28, 2002, the FAM Variable Series Funds, Inc. with respect to the "Mercury Basic Value V.I. Fund," the "Mercury Value Opportunities V.I. Fund" and the "Mercury Global Allocation V.I. Fund".



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other Variable Annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.


The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.



The John Hancock Trust, the PIMCO Variable Insurance Trust ("PIMCO Trust") and FAM Variable Series Fund, Inc. are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.


The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

The Mercury Basic Value V.I. Fund, Mercury Value Opportunities V.I. Fund, and the Mercury Global Allocation V.I. Fund receive investment advisory services from Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors. Mercury Advisors has retained Merrill Lynch Asset Management U.K. Limited ("MLAM UK", an affiliate, to act as the investment sub-adviser to the Global Allocation V.I. Fund and may pay MLAM UK a portion of the annual management fee it receives.


     - If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution Of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") and the PIMCO All Asset Portfolio are "fund-of funds" that invest in other underlying funds. The prospectuses for each of the JHT Funds of Funds and the PIMCO All Asset Portfoliocontain a description of the underlying funds for the Fund, and associated investment risks.



Each of the John Hancock Trust's American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Funds ("JHT American Funds") invests in Series 2 shares of the corresponding investment portfolio of a "master" fund and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.


                               JOHN HANCOCK TRUST


      (We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)



AIM CAPITAL MANAGEMENT, INC.

   All Cap Growth Trust                 Seeks long-term capital appreciation by investing the Fund's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

   Mid Cap Core Trust                   Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   Small Company Trust                  Seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Small
                                        Company Trust.

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust                 Seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the Fund's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

   U.S. Large Cap Trust                 Seeks long-term growth of capital and income by investing the Fund's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)
   American Blue Chip Income &          Invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a
   Growth Trust                         series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

   American Bond Trust                  Invests all of its assets in Class 2 shares of the Bond Trust, a series of American Fund
                                        Insurance Series (master fund). The Bond Trust seeks to maximize current income and preserve capital by normally investing 80% of its assets in bonds, (at least 65% in investment grade debt securities and up to 35% in so-called "junk bonds"), the issuers of which may be domiciled outside the United States.

   American Growth Trust                Invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund
                                        Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

   American Growth-Income Trust         Invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American
                                        Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

   American International Trust         Invests all of its assets in Class 2 shares of the International Fund, a series of American
                                        Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust             Seeks growth of capital by investing primarily in common stocks of financial companies.
                                        During normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

   Fundamental Value Trust              Seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The Fund may also invest in U.S. companies with smaller capitalizations.

DECLARATION MANAGEMENT & RESEARCH COMPANY
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                                       17

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
   Active Bond Trust **                 Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

DEUTSCHE ASSET MANAGEMENT, INC.
   All Cap Core Trust                   Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the
                                        Russell 3000 * Index.

   Dynamic Growth Trust                 Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

   Real Estate Securities Trust         Seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts
                                        ("REITS") and real estate companies.

FIDELITY MANAGEMENT & RESEARCH COMPANY
   Strategic Opportunities Trust        Seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   U.S. Core Trust                      Seeks long-term growth of capital and income, consistent with prudent investment risk, by
   (formerly, Growth & Income Trust)    investing in primarily in a diversified portfolio of common stock of U.S. issuers which the subadviser believes are of high quality.

   International Core Trust             Seeks long-term growth of capital by investing in stocks and other securities with equity
   (formerly, International Stock       characteristics of companies located in the developed countries that make up the MSCI EAFE
   Trust)                               Index.

INDEPENDENCE INVESTMENT LLC
   Small Cap Trust                      Seeks maximum capital appreciation consistent with reasonable risk to principal by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is under $2 billion.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust           Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust                    Seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.
                                        The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

LORD ABBETT & CO. LLC

   All Cap Value Trust                  Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

   Mid Cap Value Trust                  Seeks capital appreciation by investing, under normal market conditions, at least 80% of the
                                        Fund's net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalization of roughly $500 million to $10 billion.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust    Seeks long-term growth of capital by investing, under normal market conditions, at least 65%
                                        of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The
                                        Fund normally invests in issuers from at least three different countries not including the
                                        U.S. The Fund may invest in common stocks of companies operating in emerging markets.

MASSACHUSETTS FINANCIAL SERVICES COMPANY

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
   Strategic Value Trust                Seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.

   Utilities Trust                      Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

MERCURY ADVISORS

   Large Cap Value Trust                Seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

   500 Index Trust                      Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500* Composite Stock Price Index.

   Index Allocation Trust               Seeks long-term growth of capital with current income also a consideration by investing in a number of other index Funds of John Hancock Trust.

   Lifestyle Aggressive ***             Seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other Funds of the Trust ("Underlying
                                        Portfolios") which invest primarily in equity securities.

   Lifestyle Balanced ***               Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle
                                        Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

   Lifestyle Conservative ***           Seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying
                                        Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

   Lifestyle Growth ***                 Seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in
                                        Underlying Portfolios which invest primarily in equity securities.

   Lifestyle Moderate ***               Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle
                                        Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

   Mid Cap Index Trust                  Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P* Mid Cap 400 Index.

   Money Market Trust                   Seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

   Pacific Rim Trust                    Seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region

   Quantitative All Cap Trust           Seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The Fund will generally focus on equity securities of
                                        U.S. companies across the three market capitalization ranges of large, mid and small.

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
   Quantitative Mid Cap Trust           Seeks long-term growth of capital by investing, under normal market conditions, at least 80%
                                        of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

   Quantitative Value Trust             Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

   Small Cap Index Trust                Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000* Index.

   Total Stock Market Index Trust       Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.

MUNDER CAPITAL MANAGEMENT

   Small Cap Opportunities Trust        Seeks long-term capital appreciation by investing, under normal circumstances, at least 80%
                                        of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000* Index.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   Global Bond Trust                    Seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the Fund's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

   Real Return Bond Trust               Seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.

   Total Return Trust                   Seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the
                                        Fund's assets in a diversified portfolio of fixed income securities of varying maturities.
                                        The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

PZENA INVESTMENT MANAGEMENT, LLC

   Classic Value Trust                  Seeks long-term growth of capital by investing, under normal market conditions, at least 80%
                                        of its net assets in domestic equity securities.

RCM CAPITAL MANAGEMENT LLC

   Emerging Small Company Trust         Seeks long-term growth of capital by investing, under normal market conditions, at least 80%
                                        of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth* Index ("small cap stocks") at the time of purchase.

SOVEREIGN ASSET MANAGEMENT LLC

   Active Bond Trust **                 Seeks income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.

   Emerging Growth Trust                Seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.

   Strategic Income Trust               Seeks a high level of current income by investing, under normal market conditions, primarily in foreign government and corporate debt securities from developed and emerging markets;
                                        U.S. Government and agency securities; and U.S. high yield bonds.

SSGA FUNDS MANAGEMENT, INC.

   International Equity Index Trust A   Seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets by attempting to track the performance of the MSCI All
                                        Country World ex-US Index*. (Series I shares are available for sale to contracts purchased prior to May 13, 2002; Series II shares are available for sale to contracts purchased on or after May 13, 2002).

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
SUSTAINABLE GROWTH ADVISERS, L.P.

   U.S. Global Leaders Growth Trust     Seeks long-term growth of capital by investing, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."

T. ROWE PRICE ASSOCIATES, INC.

   Blue Chip Growth Trust               Seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the Fund's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the Fund are expected to pay dividends.

   Equity-Income Trust                  Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

   Health Sciences Trust                Seeks long-term capital appreciation by investing, under normal market conditions, at least
                                        80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

   Science & Technology Trust           Seeks long-term growth of capital by investing, under normal market condition, at least 80%
                                        of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the Fund's objective.

   Small Company Value Trust            Seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000* Index at the time of purchase.

TEMPLETON GLOBAL ADVISORS LIMITED

   Global Trust                         Seeks long-term capital appreciation by investing, under normal market conditions, at least
                                        80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL,  LLC

   International Small Cap Trust        Seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

   International Value Trust            Seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

   Global Allocation Trust              Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the
                                        U.S.

   Large Cap Trust                      Seeks to maximize total return, consisting of capital appreciation and current income by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies.

VAN KAMPEN

   Value Trust                          Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap
                                        Value* Index.

WELLINGTON MANAGEMENT COMPANY, LLP

   Investment Quality Bond Trust        Seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

   Mid Cap Stock Trust                  Seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

   Natural Resources Trust              Seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

   Small Cap Growth Trust               Seeks long-term capital appreciation by investing, under normal market conditions, primarily in small-cap companies that are believed to offer above average potential for growth in revenues and earnings.

   Small Cap Value Trust                Seeks long-term capital appreciation by investing, under normal market conditions, at least
                                        80% of its assets in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

WELLS FARGO FUND MANAGEMENT, LLC

   Core Bond Trust                      Seeks total return consisting of income and capital appreciation by investing, under normal market conditions, in a broad range of investment-grade debt securities. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

   U.S. High Yield Bond Trust           Seeks total return with a high level of current income by investing, under normal market conditions, primarily in below investment-grade debt securities (sometimes referred to as
                                        "junk bonds" or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

WESTERN ASSET MANAGEMENT COMPANY

   High Yield Trust                     Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

   Special Value Trust                  Seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value* Index.

   Strategic Bond Trust                 Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the Fund's investment objective.

   U.S. Government Securities Trust     Seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

                      FAM VARIABLE SERIES FUNDS, INC. ****

MERCURY ADVISORS

   Mercury Basic Value V. I. Fund       The investment objective of the Fund is to seek capital appreciation and, secondarily, income.

   Mercury Value Opportunities V. I.    The investment objective of the Fund is to seek long-term growth of capital.
   Fund

MERRILL LYNCH ASSET MANAGEMENT U.K. LIMITED.

   Mercury Global Allocation V. I.      The investment objective of the Fund is to seek high total investment return.
   Fund

                         PIMCO VARIABLE INSURANCE TRUST

PACIFIC INVESTMENT MANAGEMENT COMPANY

   PIMCO VIT All Asset Portfolio        The Fund invests primarily in a diversified mix of: (a) common stocks of large and mid sized
                                        U.S. companies, and (b) bonds with an overall intermediate term average maturity.



* "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.



** The Active Bond Trust is subadvised by Declaration Management & Research LLC and Sovereign Asset Management LLC.



*** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.



**** Not available to John Hancock USA Contracts issued on or after January 28,
     2002 or with any John Hancock New York Contract.


VOTING INTEREST

You instruct us how to vote Fund shares.


We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in the Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.



During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.



During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.


We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract

ELIGIBLE PLANS


Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). The Contracts is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.


ACCUMULATION PERIOD PROVISIONS


Purchase Payments



We impose limits on the minimum amount of subsequent Purchase Payments.



You make Purchase Payments to us at our Annuities Service Center. The minimum initial Purchase Payment was $10,000. Subsequent Purchase Payments must be at least $30. You may make Purchase Payments at any time. Purchase Payments must be in U.S. dollars.



We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval in order for you to make the Purchase Payment.



John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:



     You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions.



- You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts was equal to or greater than $50,000;



- You and your spouse each purchased at least one new Contract AND the average initial Purchase Payments for the new Contract(s) was equal to or greater than $50,000;



- You purchased multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each Contract was a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.



If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:



- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and


-    the Contract Value at the end of such two year period is less than $2,000.


Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.



We may vary the cancellation of Contract provisions in certain other states in order to comply with state insurance laws and regulations. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").



You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).


Accumulation Units


During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.



We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.


Value of Accumulation Units


We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.



The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.



We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:



your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.


Net Investment Factor


The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:


Where (a) is:


- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period, plus;



- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.



Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.



Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.


Transfers Among Investment Options


During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent

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permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.


We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.



Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another variable investment option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:


-    restricting the number of transfers made during a defined period;



-    restricting the dollar amount of transfers;



- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and



-    restricting transfers into and out of certain Sub-Account(s).


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


Maximum Number of Investment Options


There is no limit on the number of Investment Options to which you may allocate Purchase Payments.



Telephone and Electronic Transactions


We permit you to make certain types of transactions by telephone or electronically through the internet.

We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the respective telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-    any loss or theft of your password; or



-    any unauthorized use of your password.


We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.


We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.


Special Transfer Services-Dollar Cost Averaging



We make available Dollar Cost Averaging and Asset Rebalancing programs.



We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.



From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.



The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.



Special Transfer Services - Asset Rebalancing Program



We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program). You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.



We will permit asset rebalancing only on the following time schedules:



- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);



- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or



- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Withdrawals


You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.


During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.



When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".



There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.



We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:



- the New York Stock Exchange is closed (other than customary weekend and holiday closings);



-    trading on the New York Stock Exchange is restricted;



- an emergency exists, as determined by the SEC, in which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or


- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").


Special Withdrawal Services - The Income Plan


You may make Systematic "Income Plan" withdrawals.



We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuities Service Center. We do not charge a fee to participate in the IP program.



Optional Guaranteed Minimum Withdrawal Benefits



Please see Appendix D "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Principal Plus and Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Principal Plus for Life and Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial Purchase Payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.



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Death Benefit During the Accumulation Period


If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.



The Contracts described in this Prospectus provide for distribution of a death benefit if a Contract Owner dies before a Contract's Maturity Date. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.


AMOUNT OF DEATH BENEFIT. The death benefit under the Contracts is the greater of:

-    the Contract Value; or


-    the Minimum Death Benefit.



We will decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix C: "Optional Enhanced Death Benefit").



MINIMUM DEATH BENEFIT. We determine the Minimum Death Benefit as follows:
Minimum death benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with partial withdrawals.



We reduce the Minimum Death Benefit proportionally in connection with partial withdrawals. The amount deducted equals the death benefit under your Contract before the withdrawal times the ratio of the partial withdrawal amount divided by your Contract Value before the withdrawal.



We may reset the Minimum Death Benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a payment made on that date. This treatment of Contract Value as a payment is not included in cumulative Purchase Payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.



DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:


-    a certified copy of a death certificate or;

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

-    any other proof satisfactory to us.





DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts". Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix B: "Qualified Plan Types").



In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.



We will pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any

Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



The death benefit may be taken in the form of a lump sum immediately. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").


If the death benefit payable upon the death of an Owner is not taken as a lump sum under our current administrative procedures, the Contract will continue subject to the following:


-    The Beneficiary will become the Contract Owner.



- Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at our Annuities Service Center of due proof of the Owner's death.



-    No additional Purchase Payments may be made.


-    Withdrawal charges will be waived for all future distributions.


- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In this case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.



- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which must begin within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If the distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.



- Alternatively, if the Contract is not a qualified contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.



Optional Enhanced Death Benefits


Your Venture III Contract may include one or more of the following enhanced death benefit Riders:


-    Annual Step Death Benefit;



- Guaranteed Earnings Multiplier benefit (not offered in New York and Washington); and



-    Triple Protection Death Benefit (not offered in New York).



These optional death benefit Riders under the Contracts were not available in all states, and were subject to our underwriting rules at the time you purchased your Contract.



For an extra fee, these optional death benefit Riders could enhance the minimum death benefit payable under your Contract, subject to the terms and limitations contained in the Rider. We provide a general description of each of these Riders in Appendix C to this Prospectus.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, AND ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY OPTIONAL ENHANCED DEATH BENEFIT RIDES THAT YOU MAY HAVE PURCHASED.


PAY-OUT PERIOD PROVISIONS


General



You have a choice of several different ways of receiving annuity benefit payments from us.



Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the pay-out period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest Annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.



You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.


Annuity Options


Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account Value of each Investment Option at the Maturity Date. IRS regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.






Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.



We guarantee the following Annuity Options in the Contract.



     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.



     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.



     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co- Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co- Annuitant may receive only one payment if the Annuitant and co- Annuitant die prior to the date the second payment is due.



     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co- Annuitant die prior to the end of the tenth year.



In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.



     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.



     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co- Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co- Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.


     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.



PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the period certain, we will reduce the remaining annuity benefit payments during the remaining period certain.



FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.



We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.


Determination of Amount of the First Variable Annuity Benefit Payment


We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.



The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans .. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.


Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments


We will base variable annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.



The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.



A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.72%.

Transfers During Pay-out Period


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.



Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period


If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.



Optional Guaranteed Minimum Income Benefits



Please see Appendix E "Optional Guaranteed Minimum Income Benefits" for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.


OTHER CONTRACT PROVISIONS


Right to Review



You have a right to cancel your Contract within the permitted time.



You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.



No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.



If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.



(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

Ownership



You own the Contract.



Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.



In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.



Any change of Ownership or assignment must be made in writing and received by us at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.



In the case of Qualified Contracts, Ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.






Annuitant



The Annuitant is either you or someone you designate.



The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co- Annuitant". The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.



On the death of the Annuitant prior to the Maturity Date, the co- Annuitant, if living, becomes the Annuitant. If there is no living co- Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.



If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges that would otherwise apply upon withdrawal.






Beneficiary


The Beneficiary is the person you designate to receive the death benefit if you die.


The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of beneficiaries.


Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED INVESTMENT OPTIONS



Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.



INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.



If you purchased a John Hancock USA Contract prior to October 7, 2002, you may have elected a one-year Fixed Investment Option. You may no longer make new Purchase Payments to the one-year Fixed Investment Option, but you may transfer money from your Variable Investment Options to the one-year Fixed Investment Option. If you purchased a John Hancock USA Contract on or after October 7, 2002, you may not make Purchase Payments or transfers to the one -year Fixed Investment Option.



Fixed Investment Options are not available with John Hancock USA Contracts issued in the State of Oregon. The States of Washington and New York also restrict Purchase Payments to the Fixed Investment Options if a Guaranteed Retirement Income Program benefit is elected. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.



TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.



You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.



Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.



RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.



WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".



We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).



If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.



Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix C "Qualified Plan Types".

LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.



CHARGES. No asset based charges are deducted from Fixed Investment Options.

                             Charges and Deductions



We assess the charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefit Riders, see the Fee Tables.


WITHDRAWAL CHARGES


If you make a withdrawal from your Contract during the Accumulation Period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than three complete Contract Years. There is never a withdrawal charge with respect to earnings accumulated in the Contract, certain other amounts available for withdrawal described below ("free withdrawal amount") or Purchase Payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.



Each withdrawal from the Contract is allocated first to the "free withdrawal amount" and second to "unliquidated Purchase Payments". In any Contract Year, the amount available without withdrawal charges for that year is the greater of:



- 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); or



- the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).



The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from Variable Investment Options and then to withdrawals from Fixed Investment Options beginning with those with the shortest guarantee period first and the longest guarantee period last.



Withdrawals in excess of the free withdrawal amount may be subject to withdrawal charges. A withdrawal charge will be assessed against Purchase Payments liquidated that have been in the Contract for less than three years. Purchase Payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been liquidated.



Upon a full surrender of a John Hancock USA Contract, the excess of all unliquidated Purchase Payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.



Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the table below.



                            MAXIMUM WITHDRAWAL CHARGE



                           (AS % OF PURCHASE PAYMENTS)



First Year    6%
Second Year   5%
Third Year    4%
Thereafter    0%



The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.



The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.



There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.



Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.



For examples of calculation of the withdrawal charge, see Appendix A: "Examples of Calculation of Withdrawal Charge". In the case of group annuity contracts issued by John Hancock USA, we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.


ASSET-BASED CHARGES


We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.



Daily Administration Fee



A daily charge in an amount equal to 0.15% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account Investment Option. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each variable Investment Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.



Distribution Fee



A daily fee in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.



Mortality and Expense Risks Fee



The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit see "Death Benefit During Accumulation Period". The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.



To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the Fixed Investment Option.


REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS


We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:



- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;



- The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;



- The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;



- Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;



- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;


- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.



John Hancock USA will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.


PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                                    PREMIUM TAX RATE
                     ---------------------------------------------
STATE OR TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
------------------   -------------------   -----------------------
CA                          0.50%                  2.35%
GUAM                        4.00%                  4.00%
ME(A)                       0.00%                  2.00%
NV                          0.00%                  3.50%
PR                          3.00%                  3.00%
SD(A)                       0.00%                  1.25%(B)
WV                          1.00%                  1.00%
WY                          0.00%                  1.00%



(A)  We pay premium tax upon receipt of Purchase Payment.



(B)  0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.


This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.


The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS



At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.



We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.



The optional Guaranteed Minimum Withdrawal Benefit Riders (i.e., Principal Plus and Principal Plus for Life) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Rider's "settlement phase" even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.



If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


NON-QUALIFIED CONTRACTS

(Contracts Not Purchased to Fund a Qualified Plan)

Undistributed Gains


Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.



However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.



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Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.



Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."


Surrenders, Withdrawals and Death Benefits


When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.



When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect certain optional benefits, e.g., the Principal Plus for Life Rider, might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated .



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.


Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:



- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or



- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or



- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.



After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:



- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or



- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.



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Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:


-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);


- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;



- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;


-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts


(John Hancock USA Contracts)


Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.


Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.


Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.



We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.


QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)


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The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.


Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co- Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co- Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.



Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program, Principal Plus or Principal Plus for Life may affect the amount of the required minimum distributions that must be made under the Contract. These special rules may also affect your ability to use any guaranteed retirement income optional benefit Riders in connection with certain Qualified Plans, including IRAs. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;


- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or



- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the



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     tax law).


These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.


When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:


-    a traditional IRA to another traditional IRA;



- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;



- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and



- a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.


In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.


WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.



The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.


Puerto Rico Contracts Issued to Fund Retirement Plans


(John Hancock USA Contracts)



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The tax laws of Puerto Rico vary significantly from the provisions of the
Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER


The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.



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                                 General Matters


ASSET ALLOCATION SERVICES


We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM


(for Contracts issued by John Hancock  USA)



Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity contract issued under the ORP only upon:



- termination of employment in the Texas public institutions of higher education;



-    retirement;



-    death; or


-    the participant's attainment of age 70 1/2.


Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.


DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.


JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").


We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.



JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.


A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.


Standard Compensation



The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 6% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will



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pay as ongoing compensation. This compensation is not paid directly by Contract
Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").



Additional Compensation and Revenue Sharing


To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.


Differential Compensation


Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.

CONFIRMATION STATEMENTS


We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.





REINSURANCE ARRANGEMENTS


From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge


EXAMPLE 1 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.

                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------   --------------   ---------------   ----------    -------   ------
    1          55,000           5,000(A)        50,000         6%      3,000
    2          50,500           5,000(B)        45,500         5%      2,275
    3          35,000           5,000(C)        45,000         4%      1,200
    4          70,000          20,000(D)        50,000         0%          0


During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.


(A) In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).

(B) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).


(C) In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000X 10%=$5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for all John Hancock New York Contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).


(D) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.


EXAMPLE 2 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.


                                                                     WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE        REQUESTED            AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------------   ------------------   ---------------   ----------    -------   ------
    65,000              2,000            15,000(A)             0         5%         0
    49,000              5,000             3,000(B)         2,000         5%       100
    52,000              7,000             4,000(C)         3,000         5%       150
    44,000              8,000                 0(D)         8,000         5%       400

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types


TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.


The Contract may be issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.


The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.


Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



-    made after the Owner attains age 59 1/2;



-    made after the Owner's death;



-    attributable to the Owner being disabled; or


- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.


Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:

-    you have adjusted gross income over $100,000; or

-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guarantee Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:


- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



-    earnings on those contributions; and


- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)


PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)


In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.



Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:


- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and


- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits



This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Venture III Contract. If you purchased an optional enhanced death benefit Rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Federal Tax Matters section of the Prospectus for information about optional benefit Riders.



The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.



     1.   Annual Step Death Benefit



     2. Guaranteed Earning Multiplier Death Benefit - Not offered in New York or Washington



     3.   Triple Protection Death Benefit - Not offered in New York


ANNUAL STEP DEATH BENEFIT


If you elected the optional Annual Step Death Benefit, we impose an additional daily charge at any annual rate of 0.20% of the value of the variable Investment Accounts. If you purchased the Annual Step Death Benefit Rider from John Hancock USA prior to May 5, 2003 or from John Hancock New York prior to August 1, 2005, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. Once you elect this benefit, it is irrevocable.



Under this benefit, if the Owner dies before the Contract's date of maturity, we will pay an "Annual Step Benefit" to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step Benefit replaces a lower death benefit under the terms of the Contract.)



The Annual Step Death Benefit is the greatest "Anniversary Value" after the effective date of the Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, MINUS amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.


We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Annual Step Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


If the oldest Owner was age 80 or older on the effective date of the optional Annual Step Death Benefit, The Annual Step Death Benefit would have been zero. Therefore, if the oldest owner of a contract was age 80 or older the Optional Annual Step Death Benefit may not have been elected.



If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the optional Annual Step Death Benefit payable upon the death of the surviving spouse, we treat the death benefit paid upon the first Owner's death as a payment to the Contract. This payment will not be included in cumulative payments. In addition, we will not consider payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death in the determination of the Annual Step Death Benefit for the surviving spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner's death.



TERMINATION OF THE ANNUAL STEP DEATH BENEFIT. THE ANNUAL STEP DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST TO OCCUR OF (A) THE date the Contract terminates,
(b) the Maturity Date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including The Annual Step Death Benefit) as the new Owner.



QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix E: "Optional Guaranteed Minimum Income Benefits"). Please consult your tax advisor.


THE CONTINUATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT FOR A SURVIVING SPOUSE MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED EARNINGS MULTIPLIER (NOT AVAILABLE IN NY AND WASHINGTON)


If you elected the optional Guaranteed Earnings Multiplier benefit, we impose an additional daily charge at an annual rate of 0.20% of the value of each variable Investment Account. With this benefit, on the death of any Contract Owner prior to the Maturity

Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under Guaranteed Earnings Multiplier. Election of Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.



Subject to the maximum amount described below, Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.



The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.



If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.



We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Guaranteed Earnings Multiplier benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



If the Beneficiary under the Contract is the deceased Owner's spouse and elects to continue the Contract, Guaranteed Earnings Multiplier will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.



For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner's death and the Guaranteed Earnings Multiplier benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.



TERMINATION OF GUARANTEED EARNINGS MULTIPLIER. Guaranteed Earnings Multiplier will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.



QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Guaranteed Earnings Multiplier) may have on your plan (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits"). Please consult your tax advisor.



THE ELECTION OF GUARANTEED EARNINGS MULTIPLIER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.


TRIPLE PROTECTION DEATH BENEFIT (NOT AVAILABLE IN NY)


If you elected the optional Triple Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Triple Protection death benefit). The Triple Protection death benefit was available for Contracts issued between December 8, 2004 and December 31, 2004. If you elected Triple Protection death benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.



Under this benefit, if the Owner dies before the Contract's date of maturity, the Triple Protection death benefit replaces any death benefit payable under the terms of your Contract. The Triple Protection death benefit is equal to an "Enhanced Earnings Death Benefit" factor plus the greatest of:


-    the Contract Value;

-    the Return of Purchase Payments Death Benefit Factor;

-    the Annual Step Death Benefit Factor; or

-    the Graded Death Benefit Factor.

We deduct any Debt under your Contract from the amount described above.

ENHANCED EARNINGS DEATH BENEFIT FACTOR. For purposes of the Triple Protection death benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the Triple Protection death benefit Rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.



EXAMPLE. Assume a single Purchase Payment of $100,000 is made into the Contract, no additional Purchase Payments are made and there are no partial withdrawals. Assume the Contract Value on the date the Triple Protection death benefit is determined is equal to $175,000:


     Earnings Basis is equal to 150% of $100,000 or $150,000.


     Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF TRIPLE PROTECTION DEATH BENEFIT, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).


The Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or
$12,500.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR. The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.



ANNUAL STEP DEATH BENEFIT FACTOR. For purposes of the Triple Protection death benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection death benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.



GRADED DEATH BENEFIT FACTOR. For purposes of the Triple Protection death benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:



(1) is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:


  NUMBER OF COMPLETE YEARS       PAYMENT
PAYMENT HAS BEEN IN CONTRACT   MULTIPLIER*
----------------------------   -----------
              0                    100%
              1                    110%
              2                    120%
              3                    130%
              4                    140%
              5                    150%


* If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.



(2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.



The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.



THE TRIPLE PROTECTION DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.



WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.



The guaranteed death benefits provided by Triple Protection death benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes



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total partial withdrawals taken during that Contract Year to exceed 5% the
Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.



DETERMINATION AND DISTRIBUTION OF TRIPLE PROTECTION DEATH BENEFIT. We determine the death benefit paid under Triple Protection death benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in good order.



If the Beneficiary is the deceased Owner's spouse, and the Triple Protection death benefit is not taken in one sum under our current administrative practices, the Contract and the Triple Protection death benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Triple Protection death benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.



For purposes of calculating the second Triple Protection death benefit, payable upon the death of the surviving spouse:



- The Triple Protection death benefit paid upon the first Owner's death ("first Triple Protection death benefit") is not treated as a Purchase Payment to the Contract.



- In determining the Enhanced Earnings Death Benefit Factor, on the date the first Triple Protection death benefit was paid, the Earnings Basis is reset to equal the first Triple Protection death benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Triple Protection death benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Triple Protection death benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.



- In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection death benefit was paid will be considered.



INVESTMENT OPTIONS. At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection death benefit Rider is chosen.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.



TERMINATION OF TRIPLE PROTECTION DEATH BENEFIT RIDER. The Owner may not terminate the Triple Protection death benefit Rider. However, Triple Protection death benefit will terminate automatically upon the earliest of:


-    the date the Contract terminates;

-    the Maturity Date; or


- the later of the date on which the Triple Protection death benefit is paid, or the date on which the second Triple Protection death benefit is paid, if the Contract and Triple Protection death benefit Rider are continued by the surviving spouse after the death of the original Owner.



DETERMINATION OF TRIPLE PROTECTION DEATH BENEFIT FEE. Prior to termination of the Triple Protection death benefit Rider, on each Contract Anniversary, the Triple Protection death benefit fee is calculated by multiplying 0.50% by the Triple Protection death benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection death benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.



If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection death benefit fee from the amount paid upon withdrawal. The Triple Protection death benefit fee will be determined based on the Triple Protection death benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection death benefit fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.



QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Triple Protection death benefit) may have on your plan (see Appendix B:
"Qualified Plan Types"). Please consult your tax advisor.



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


           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits



This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Venture III Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.


PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE

Definitions.

We use the following definitions to describe how the Principal Plus and Principal Plus for Life optional benefits work:


Guaranteed Withdrawal Balance means:



- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;



- The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;



-    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.



Guaranteed Withdrawal Amount means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;



- The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;



-    The maximum Guaranteed Withdrawal Amount at any time is $250,000.



Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".



Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Principal Plus and Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

We use additional terms to describe Principal Plus for Life:

Covered Person means:


- The person whose life we use to determine the duration of the Lifetime Income Amount payments;



- The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



Lifetime Income Amount or Lifetime Income Amount means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract;



- We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later);



- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.


Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview


The Principal Plus and Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount" . In addition, under the Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.


We provide additional information about Principal Plus and Principal Plus for Life in the following sections:


- Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.


- Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.


- Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.



- Additional Purchase Payments - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.



- Investment Options - describes the special limitations we impose in the Investment Options we make available.



- Life Expectancy Distributions - describes our special programs to provide minimum distribution amounts required under certain sections of The Code.


- Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.


- Death Benefits - describes how these Riders affect the death benefits provided under your Contract.


- Termination - describes when Principal Plus and Principal Plus for Life benefits end.

- Principal Plus and Principal Plus for Life fees - provides further information on the fees we charge for these benefit.

-

- You could elect Principal Plus or Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:


-    the Rider was available for sale in the state where the Contract was sold;



- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and



- you had not yet attained age 81. (On Principal Plus for Qualified Contracts only).



We reserve the right to accept or refuse to issue either Principal Plus or Principal Plus for Life at our sole discretion. Once you elected Principal Plus or Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Fees For Principal Plus and Principal Plus for Life").


Effect of Withdrawals


We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:


-    the Contract Value immediately after the withdrawal; or


- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (see "Rider Fee" and "Termination").



Under Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.



Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Rider Fee" and "Termination").



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.


Bonus Qualification and Effect


We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. The Bonus Period under Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:



- by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effect of Withdrawals" below); otherwise



- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.



Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.



Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).



Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount



RECALCULATION OF VALUES. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.



STEP-UP DATES. Step-Up Dates occur only while a Principal Plus or Principal Plus for Life Rider is in effect. Under Principal Plus and for Contracts issued with the Principal Plus for Life Rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts



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issued with the Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-Up Dates. Under this enhanced schedule, Step-Up Dates under Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.



If you purchased a Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Principal Plus for Life Rider will increase Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-Up Dates under the initial schedule.



STEP-UPS UNDER PRINCIPAL PLUS. Under Principal Plus, you may elect to increase ("Step-Up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will continue to require an Owner to elect a Step-Up within 30 days of the respective Step-Up Date.



Each time a Step-Up goes into effect, the Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see "Fees For Principal Plus And Principal Plus For Life").



If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.



STEP-UPS UNDER PRINCIPAL PLUS FOR LIFE. we will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Principal Plus For Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Principal Plus For Life Fee").



Under Principal Plus for Life, we will automatically Step-Up the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount and Lifetime Income Amount, if applicable) to equal a higher recalculated value. Each time a Step-Up goes into effect. The Principal Plus for Life fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Fees For Principal Plus And Principal Plus For Life").



If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.



Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).


Additional Purchase Payments


EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million).



In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

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We will also recalculate the Lifetime Income Amount under Principal Plus for
Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date.



We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).



PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase", as described below. Other limitations on additional payments may vary by state.



SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:



- under Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000;



- under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA"; but



- under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.



We do not require you to obtain our prior approval for other Purchase Payments under Principal Plus, unless the Contract Value would exceed $1,000,000 following that Purchase Payment. You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.



GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.


Investment Options

While Principal Plus or Principal Plus for Life is in effect under your Contract, under our current rules you must invest 100% of your Contract Value at all times either:


a) among the Lifestyle, Index Allocation and Money Market Fund Investment Options available under your Contract (see "Available Lifestyle, Index Allocation And Money Market Fund Investment Options" below); or



b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations" below).



You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract Value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.



YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.



AVAILABLE LIFESTYLE, INDEX ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. You may allocate your Contract Value to any one, or any combination, of the available Lifestyle, Index Allocation or Money Market Fund Investment Options and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market or the DCA fixed account Investment Option in connection with your selected Investment Options.



These Investment Options invest in the following Funds:

-    Lifestyle Growth

-    Lifestyle Balanced

-    Lifestyle Moderate

-    Lifestyle Conservative

-    Index Allocation

-    Money Market


FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



AVAILABLE MODEL ALLOCATIONS. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.


The Model Allocations are:


                                     MODEL ALLOCATION
MODEL ALLOCATION NAME                   PERCENTAGE                    FUND NAME
---------------------                ----------------   ------------------------------------
Fundamental Holdings of America             25%                American Growth-Income
                                            25%                   American Growth
                                            15%         American International American Bond
                                            35%
Value Strategy                              30%                    Equity-Income
(not available after February 10,           30%                     Core Equity
2006)(1)                                    20%                     Active Bond
                                            20%                    Strategic Bond
Growth Blend                                40%                   Blue Chip Growth
(not available after February 10,           20%                   Active Bond Fund
2006)(1)                                    20%                American Growth-Income
                                            20%                    Strategic Bond
Global Balanced                             30%                  Fundamental Value
                                            20%                     Global Bond
                                            25%                  Global Allocation
                                            25%                American International
Blue Chip Balanced                          30%                   American Growth
                                            30%                American Growth-Income
                                            40%               Investment Quality Bond
Core Holdings of America                    25%                American Growth-Income
(not available after August 1,                                    American Growth
2005)(1)                                    25%                American International
                                            15%                   Active Bond Fund
                                            35%
CoreSolution                                34%                   Strategic Income
(not available after April 30,              33%              U.S. Global Leaders Growth
2005)(1)                                                           Classic Value
                                            33%

                                     MODEL ALLOCATION
MODEL ALLOCATION NAME                   PERCENTAGE                    FUND NAME
---------------------                ----------------   ------------------------------------
Value Blend                                 40%                    Equity-Income
(not available after April 30,              20%                   American Growth
2005)(1)                                    20%                     Active Bond
                                            20%                    Strategic Bond
Global                                      30%                     Global Bond
(not available after April 30,              20%                    U.S. Large Cap
2005)(1)                                    20%                   Blue Chip Growth
                                            30%                 International Value


(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the Lifestyle Portfolios, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.



IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.



We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.


UNDER PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.

Life Expectancy Distributions - Principal Plus for Life

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:


- pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or



- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or


-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").


Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of The Code. We reserve the right to make any changes we deem necessary to comply with The Code and Treasury Regulations.


WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS

AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.


Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.


Life Expectancy Distributions - Principal Plus


The Company's Life Expectancy Amount for each year is equal to the greater of:



- the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or



- the Guaranteed Withdrawal Balance as of applicable date divided by the Owner's Life Expectancy.



The Life Expectancy Amount calculation provided under Principal Plus is based on the Company's understanding and interpretation of the requirements under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for sucH distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor prior to electing Principal Plus.



WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.



We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of The Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Principal Plus for
Life) the Lifetime Income Amount.


NO LOANS UNDER 403(B) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Principal Plus for Life.

Settlement Phase


IN GENERAL. We automatically make settlement payments during the "settlement phase" under Principal Plus and Principal Plus for Life. Under Principal Plus, the "settlement phase" begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, but the withdrawal reduces the Contract Value to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Principal Plus for Life, the "settlement phase" begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.



PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.


This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.


PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:


- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").



- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.


Death Benefits


DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Principal Plus and Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum.


If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY IS:              , THEN PRINCIPAL PLUS
----------------------              ---------------------
1. the Deceased Owners Spouse       -    Continues if the Guaranteed Withdrawal
                                         Balance is greater than zero.

                                    -    Within 30 days following the date we
                                         determine the death benefit under the
                                         Contract, provides the Beneficiary with
                                         an option to elect to Step-Up the
                                         Guaranteed Withdrawal Balance if the
                                         death benefit on the date of
                                         determination is greater than the
                                         Guaranteed Withdrawal Balance.

                                    -    Enters the settlement phase if a
                                         withdrawal would deplete the Contract
                                         Value to zero, and the Guaranteed
                                         Withdrawal Balance is still greater
                                         than zero. (Death Benefit distributions
                                         will be treated as withdrawals. Some
                                         methods of Death Benefit distribution
                                         may result in distribution amounts in
                                         excess of both the Guaranteed
                                         Withdrawal Amount and the Life
                                         Expectancy Distributions. In such
                                         cases, the Guaranteed Withdrawal
                                         Balance may be automatically reset,
                                         thereby possibly reducing the
                                         Guaranteed Minimum Withdrawal Benefit
                                         provided under this Rider.)

                                    -    Continues to impose the Principal Plus
                                         fee.

                                    -    Continues to be eligible for any
                                         remaining Bonuses and Step-Ups, but we
                                         will change the date we determine and
                                         apply these benefits to future
                                         anniversaries of the date we determine
                                         the initial death benefit. Remaining
                                         eligible Step-Up Dates will also be
                                         measured beginning from the death
                                         benefit determination date but the
                                         latest Step-Up date will be no later
                                         than the 30th Contract Anniversary
                                         after the Contract Date.

2. not the deceased Owners spouse   Continues in the same manner as above,
                                    except that Principal Plus does not continue
                                    to be eligible for any remaining Bonuses and
                                    Step-Ups, other than the initial Step-Up of
                                    the Guaranteed Withdrawal Balance to equal
                                    the death benefit, if greater than the
                                    Guaranteed Withdrawal Balance prior to the
                                    death benefit.



                                    THEN
IF THE BENEFICIARY IS:              PRINCIPAL PLUS FOR LIFE:
----------------------              ------------------------
1. The deceased Owner's spouse      -    Does not continue with respect to the
and the deceased Owner is the            Lifetime Income Amount, but continues
Covered Person                           with respect to the Guaranteed
                                         Withdrawal Amount if the death benefit
                                         or the Guaranteed Withdrawal Balance is
                                         greater than zero. We will
                                         automatically Step-Up the Guaranteed
                                         Withdrawal Balance to equal the initial
                                         death benefit we determine, if greater
                                         than the Guaranteed Withdrawal Balance
                                         prior to the death benefit.

                                    -    Enters the settlement phase if a
                                         withdrawal would deplete the Contract
                                         Value to zero, and the Guaranteed
                                         Withdrawal Balance is still greater
                                         than zero.

                                    -    Continues to impose the Principal Plus
                                         for Life fee.

                                    -    Continues to be eligible for any
                                         remaining Bonuses and Step-Ups, but we
                                         will change the date we determine and
                                         apply these benefits to future
                                         anniversaries of the date we determine
                                         the initial death benefit. We will
                                         permit the spouse to opt out of the
                                         initial death benefit Step-Up, if any,
                                         and any future Step-Ups if we increase
                                         the rate of the Principal Plus for Life
                                         fee at that time.

2. Not the deceased Owner's         Continues in the same manner as 1., except
spouse and the deceased Owner is    that Principal Plus for Life does not
the Covered Person                  continue to be eligible for any remaining
                                    Bonuses and Step-Ups, other than the initial
                                    Step-Up of the Guaranteed Withdrawal Balance
                                    to equal the death benefit, if greater than
                                    the Guaranteed Withdrawal Balance prior to
                                    the death benefit. We will permit the
                                    Beneficiary to opt out of the initial death
                                    benefit Step-Up, if any, if we increase the
                                    rate of the Principal Plus for Life fee at
                                    that time.

                                    THEN
IF THE BENEFICIARY IS:              PRINCIPAL PLUS FOR LIFE:
----------------------              ------------------------
3. The deceased Owner's spouse      Continues in the same manner as 1., except
and the deceased Owner is not the   that Principal Plus for Life continues with
Covered Person                      respect to the Lifetime Income Amount for
                                    the Beneficiary. If the Lifetime Income
                                    Amount has not been determined prior to the
                                    payment of any portion of the death benefit,
                                    we will determine the initial Lifetime
                                    Income Amount on an anniversary of the date
                                    we determine the death benefit after the
                                    Covered Person has reached age 65.

4. Not the deceased Owner's         Continues in the same manner as 1., except
spouse and the deceased Owner is    that Principal Plus for Life continues with
not the Covered Person              respect to the Lifetime Income Amount for
                                    the Beneficiary. If the Lifetime Income
                                    Amount has not been determined prior to the
                                    payment of any portion of the death benefit,
                                    we will determine the initial Lifetime
                                    Income Amount on an anniversary of the date
                                    we determine the death benefit after the
                                    Covered Person has reached age 65.

                                    In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the Guaranteed
                                    Withdrawal Balance to equal the death
                                    benefit, if greater than the Guaranteed
                                    Withdrawal Balance prior to the death
                                    benefit. We will permit the Beneficiary to opt out of the initial death benefit
                                    Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.



DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. (Under the Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.


Termination


You may not terminate either the Principal Plus or the Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:


- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or


- under Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero the date an Annuity Option under the Contract begins; or



- under Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or


-    the Maturity Date under a Contract issued with Principal Plus; or

-    the date an Annuity Option begins under Principal Plus for Life; or

-    termination of the Contract.

Fees for Principal Plus and Principal Plus for Life


We charge an additional annual fee on each Contract Anniversary for Principal Plus and Principal Plus for Life. The Principal Plus fee is equal to 0.30% and the Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.


WE RESERVE THE RIGHT TO INCREASE THE FEES FOR PRINCIPAL PLUS AND/OR PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus or Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A PRINCIPAL PLUS OR PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.


Examples




PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE EXAMPLES


The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus and Principal Plus for Life optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.


Principal Plus - Examples


EXAMPLE 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-Ups.



                           GUARANTEED
                PURCHASE   WITHDRAWAL                              GUARANTEED WITHDRAWAL BALANCE
CONTRACT YEAR   PAYMENTS     AMOUNT     WITHDRAWAL TAKEN   BONUS      ON CONTRACT ANNIVERSARY
-------------   --------   ----------   ----------------   -----   -----------------------------
   At issue      100,000                                                     100,000(A)
          1            0    5,000(A)        5,000           0                 95,000
          2            0    5,000           5,000(B)        0(B)              90,000(C)
          3            0    5,000           5,000           0                 85,000
          4            0    5,000           5,000           0                 80,000
          5            0    5,000           5,000           0                 75,000
         10            0    5,000           5,000           0                 50,000
         20            0    5,000           5,000           0                      0(D)



(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no bonus in any year that a withdrawal is taken.



(C) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).



(D) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the rider will terminate.



EXAMPLE 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-Ups.



                            GUARANTEED WITHDRAWAL
                PURCHASE         AMOUNT AFTER       WITHDRAWAL             GUARANTEED WITHDRAWAL BENEFIT
CONTRACT YEAR   PAYMENTS       PURCHASE PAYMENT        TAKEN     BONUS        ON CONTRACT ANNIVERSARY
-------------   --------    ---------------------   ----------   -----     -----------------------------
   At issue     100,000                                                              100,000
          1           0            5,000                 0       5,000(A)            105,000(A)
          2      10,000(B)         5,750(B)              0       5,500               120,500
          3           0            6,025             6,025(C)        0(D)            114,475(C)
          4           0            6,025                 0       5,500               119,975
          5           0            6,025                 0       5,500               125,475



(A) In this example, there is no withdrawal during the first contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 - $5,250).



(B) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the
     Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D)  No bonus is payable in any year that a withdrawal is taken.



EXAMPLE 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).



                            GUARANTEED                   HYPOTHETICAL
                            WITHDRAWAL                 CONTRACT VALUE ON
                           AMOUNT AFTER                   CONTRACT                      GUARANTEED
                PURCHASE     PURCHASE     WITHDRAWAL     ANNIVERSARY               WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS     PAYMENT        TAKEN        PRIOR TO FEE      BONUS   CONTRACT ANNIVERSARY
-------------   --------   ------------   ----------   -----------------   -----   ---------------------
  At issue       100,000                                                                  100,000
         1             0       5,000        5,000          102,000             0           95,000
         2             0       5,000        5,000          103,828             0           90,000
         3             0       5,000        5,000          105,781(A)          0          105,781(A)
         4             0       5,289(B)     5,289           94,946             0          100,492
         5             0       5,289       10,000(C)        79,898(C)          0           79,898(C)



(A) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(C) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).


Principal Plus for Life- Examples


EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.



                           GUARANTEED     LIFETIME                                 GUARANTEED
                PURCHASE   WITHDRAWAL      INCOME    WITHDRAWAL               WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS     AMOUNT        AMOUNT      TAKEN       BONUS       CONTRACT ANNIVERSARY
-------------   --------   ----------     --------   ----------    -----      ---------------------
At issue        $100,000          N/A        N/A       $    0     $    0           $100,000(A)
       1               0       $5,000(A)     N/A            0      5,000(B)         105,000(C)
       2               0         5250(C)     N/A            0      5,000            110,000
       3               0        5,500        N/A            0      5,000            115,000
       4               0        5,750        N/A            0      5,000            120,000
       5               0        6,000        N/A            0      5,000            125,000
       6               0        6,250        N/A            0      5,000            130,000
       7               0        6,500        N/A            0      5,000            135,000
       8               0        6,750        N/A            0      5,000            140,000
       9               0        7,000        N/A            0      5,000            145,000
      10               0        7,250        N/A            0      5,000            150,000
      11               0        7,500     $7,500(D)     7,500          0            142,500
      12               0        7,500      7,500        7,500          0            135,000
      13               0        7,500      7,500        7,500          0            127,500
      14               0        7,500      7,500        7,500          0            120,000
      15               0        7,500      7,500        7,500          0            112,500
      20               0        7,500      7,500        7,500          0             75,000
      25               0        7,500      7,500        7,500          0             37,500
      30               0        7,500      7,500        7,500          0                  0
      31+              0            0      7,500        7,500          0                  0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).



(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).



(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).



EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.



                             GUARANTEED   LIFETIME
                             WITHDRAWAL    INCOME
                               AMOUNT      AMOUNT                                  GUARANTEED
                               AFTER       AFTER                               WITHDRAWAL BALANCE
                PURCHASE      PURCHASE    PURCHASE   WITHDRAWAL                   ON CONTRACT
CONTRACT YEAR   PAYMENTS      PAYMENT      PAYMENT     TAKEN       BONUS          ANNIVERSARY
-------------   --------     ----------   --------   ----------    -----      ------------------
At issue        $100,000          --          N/A     $    0      $    0          $100,000
    1                  0      $5,000       $5,000          0       5,000           105,000
    2             10,000(A)    5,750(A)     5,750          0       5,500(B)        120,500
    3                  0       6,025        6,025      6,025(C)        0(D)        114,475(C)
    4                  0       6,025        6,025          0       5,500           119,975
    5                  0       6,025        6,025          0       5,500           125,475



(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D)  No bonus is payable in any year that a withdrawal is taken.



EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                           GUARANTEED   LIFETIME
                           WITHDRAWAL    INCOME                   HYPOTHETICAL
                             AMOUNT      AMOUNT                  CONTRACT VALUE         GUARANTEED
                             AFTER       AFTER                     ON CONTRACT      WITHDRAWAL BALANCE
                PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL   ANNIVERSARY PRIOR      ON CONTRACT
CONTRACT YEAR   PAYMENTS    PAYMENT      PAYMENT     TAKEN         TO RIDER FEE        ANNIVERSARY
-------------   --------   ----------   --------   ----------   -----------------   ------------------
  At issue      $100,000    $   --      $   --      $    --         $     --             $100,000
     1                 0     5,000          --        5,000          102,000               95,000
     2                 0     5,000          --        5,000          103,828               90,000(A)
     3                 0     5,000       4,500(A)     5,000          105,781(B)           105,781(B)
     4                 0     5,289(C)    5,289(C)     5,289           94,946              100,492
     5                 0     5,289       5,289       10,000(C)        79,898               79,898
     6                 0     3,995(D)    3,995(D)

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

             APPENDIX E: Optional Guaranteed Minimum Income Benefits



This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Venture II Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR Contract. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.



The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.



          John Hancock USA
          Guaranteed Retirement Income Program II
          Guaranteed Retirement Income Program III



          John Hancock New York
          Guaranteed Retirement Income Program I
          Guaranteed Retirement Income Program II



The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity benefit payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.



JOHN HANCOCK USA



AVAILABILITY OF GUARANTEED RETIREMENT INCOME PROGRAM. Two versions of the Guaranteed Retirement Income Program were offered with John Hancock USA Contracts. Guaranteed Retirement Income Program II was available for Contracts issued between July, 2001, and May, 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Program III was available for Contracts issued between May, 2003 and May, 2004 (beginning and end dates may vary by state). Any differences between Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III are described below.



EXERCISE OF GUARANTEED RETIREMENT INCOME PROGRAM. Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:


may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.



INCOME BASE. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


Growth Factor Income Base

The Growth Factor Income Base is equal to (a) less (b), where:


- is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and


- is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME PROGRAM II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



GUARANTEED RETIREMENT INCOME PROGRAM III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



GUARANTEED RETIREMENT INCOME PROGRAM II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



GUARANTEED RETIREMENT INCOME PROGRAM III INCOME BASE REDUCTIONS: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.


Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


MONTHLY INCOME FACTORS. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").



     Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III.



     Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Program II issued prior to January 27, 2003 (availability may vary by state).



     Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Program III and for Contracts issued with Guaranteed Retirement Income Program II on or after January 27, 2003 (availability may vary by state).



The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.



GUARANTEED RETIREMENT INCOME PROGRAM FEE. The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME PROGRAM RIDER   ANNUAL FEE
------------------------------------------   ----------
GUARANTEED RETIREMENT INCOME PROGRAM II         0.45%
GUARANTEED RETIREMENT INCOME PROGRAM III        0.50%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the pay-out period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity benefit payments will be treated as a full withdrawal



TERMINATION OF GUARANTEED RETIREMENT INCOME PROGRAM. Guaranteed Retirement Income Program will terminate upon the earliest to occur of:



- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;


-    the termination of the Contract for any reason; or


-    the exercise of the Guaranteed Retirement Income Program benefit.



QUALIFIED PLANS. The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.



Hence, you should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.



In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.



GUARANTEED RETIREMENT INCOME PROGRAM DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAM SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.



JOHN HANCOCK NEW YORK



GUARANTEED RETIREMENT INCOME PROGRAM. The optional Guaranteed Retirement Income Program guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Program Rider. If the Guaranteed Retirement Income Program benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by Guaranteed Retirement Income Program, we will pay the monthly annuity benefit payments available under the Contract. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.



AVAILABILITY OF GUARANTEED RETIREMENT INCOME PROGRAM. Two versions of the Guaranteed Retirement Income Program were offered. Guaranteed Retirement Income Program I was available for Contracts issued between September 10, 2001, and July 21, 2003. Guaranteed Retirement Income Program II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II are described below.



EXERCISE OF GUARANTEED RETIREMENT INCOME PROGRAM. Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.



INCOME BASE. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Program II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.



Growth Factor Income Base (Guaranteed Retirement Income Program II only).


The Growth Factor Income Base is equal to (a) less (b), where:


- is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and


- is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.


Growth Factor: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.


Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").


LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN


The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.



GUARANTEED RETIREMENT INCOME PROGRAM FEE. The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME PROGRAM RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Program I          0.30%
Guaranteed Retirement Income Program II         0.45%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the pay-out period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity benefit payments will be treated as a full withdrawal



TERMINATION OF GUARANTEED RETIREMENT INCOME PROGRAM. Guaranteed Retirement Income Program will terminate upon the earliest to occur of:



- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;


-    the termination of the Contract for any reason; or


-    the exercise of the Guaranteed Retirement Income Program benefit.



QUALIFIED PLANS. The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.



Hence, you should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.



In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.



GUARANTEED RETIREMENT INCOME PROGRAM DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAM SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

                   Appendix U: Accumulation Unit Value Tables



The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.



We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)



The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows Accumulation Units reflecting the daily charges for:



-    Venture III Contracts with no optional benefit Riders;



-    Venture III Contracts with the Annual Step Death Benefit optional benefit
     Rider;



- Venture III Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;



- Venture III Contracts with the Annual Step Death Benefit optional benefit Rider and the Guaranteed Earnings Multiplier optional benefit Rider.



Please note that Guaranteed Retirement Income Program, Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Principal Plus, Principal Plus for Life and Triple Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       John Hancock Life Insurance Company of New York Separate Account A

             Accumulation Unit Values- Venture III Variable Annuity

                                  YEAR        YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED     ENDED      ENDED       ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ----------  --------- -------- -------- -------- -------- --------
500 INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

        Value at Start of Year $ 13.124674 $12.130947 $ 9.652858 $11.811211         --       --       --       --       --       --
          Value at End of Year   13.441958  13.124674  12.130947   9.652858         --       --       --       --       --       --
      Venture III No. of Units   1,824,433  2,010,939  1,481,693    448,996         --       --       --       --       --       --
   NY Venture III No. of Units     246,021    282,858    184,130     85,184         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   13.871766  12.827902  10.212534  12.500000         --       --       --       --       --       --
          Value at End of Year   14.200027  13.871766  12.827902  10.212534         --       --       --       --       --       --
      Venture III No. of Units   1,839,123  2,470,054  1,213,117  1,294,117         --       --       --       --       --       --
   NY Venture III No. of Units     177,509    187,769    117,994     58,512         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

        Value at Start of Year   13.816981  12.796469  10.202778  12.500000         --       --       --       --       --       --
          Value at End of Year   14.122807  13.816981  12.796469  10.202778         --       --       --       --       --       --
      Venture III No. of Units   1,032,338  1,066,842    744,387     30,754         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   13.798758  12.785998  10.199530  12.500000         --       --       --       --       --       --
          Value at End of Year   14.097154  13.798758  12.785998  10.199530         --       --       --       --       --       --
      Venture III No. of Units     183,646    286,279    300,208    195,953         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year   16.051541  14.895820  12.500000         --         --       --       --       --       --       --
          Value at End of Year   16.374150  16.051541  14.895820         --         --       --       --       --       --       --
      Venture III No. of Units      28,340     26,872     17,696         --         --       --       --       --       --       --

500 INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

        Value at Start of Year   10.028854   9.247369   7.344179   9.637624  10.191156       --       --       --       --       --
          Value at End of Year   10.288118  10.028854   9.247369   7.344179   9.637624       --       --       --       --       --
      Venture III No. of Units     450,422    577,609    739,839    825,987    193,219       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

        Value at Start of Year   12.233328  11.285714   8.967490  11.773758  12.500000       --       --       --       --       --
          Value at End of Year   12.543347  12.233328  11.285714   8.967490  11.773758       --       --       --       --       --
      Venture III No. of Units     522,464    756,774    907,550    930,640      6,321       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))

        Value at Start of Year   12.170731  11.244851   8.948424  11.766387  12.500000       --       --       --       --       --
          Value at End of Year   12.460509  12.170731  11.244851   8.948424  11.766387       --       --       --       --       --
      Venture III No. of Units      22,129     39,466     28,154     30,754      6,321       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   12.149924  11.231260   8.942069  11.763930  12.500000       --       --       --       --       --
          Value at End of Year   12.433001  12.149924  11.231260   8.942069  11.763930       --       --       --       --       --
      Venture III No. of Units     115,214    154,538    180,277    188,859     75,325       --       --       --       --       --

ACTIVE BOND TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits

        Value at Start of Year   12.500000         --         --         --         --       --       --       --       --       --
          Value at End of Year   12.546328         --         --         --         --       --       --       --       --       --
      Venture III No. of Units  14,310,227         --         --         --         --       --       --       --       --       --

                                   YEAR        YEAR      YEAR       YEAR       YEAR      YEAR     YEAR    YEAR      YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05    12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------   --------  ---------  ---------  --------- -------- -------- -------- -------- --------
   NY Venture III No. of Units     934,643         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   12.500000         --         --         --         --       --       --       --       --       --
          Value at End of Year   12.542123         --         --         --         --       --       --       --       --       --
      Venture III No. of Units     419,575         --         --         --         --       --       --       --       --       --
   NY Venture III No. of Units   1,290,676         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

        Value at Start of Year   12.500000         --         --         --         --       --       --       --       --       --
          Value at End of Year   12.529493         --         --         --         --       --       --       --       --       --
      Venture III No. of Units   8,618,280         --         --         --         --       --       --       --       --       --

                                 YEAR         YEAR      YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED        ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ---------  ---------  ---------  --------  -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year $ 12.500000         --         --         --        --        --       --       --       --       --
          Value at End of Year   12.525294         --         --         --        --        --       --       --       --       --
      Venture III No. of Units      74,129         --         --         --        --        --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year   12.500000         --         --         --        --        --       --       --       --       --
          Value at End of Year   12.512691         --         --         --        --        --       --       --       --       --
      Venture III No. of Units     517,554         --         --         --        --        --       --       --       --       --

ACTIVE BOND TRUST - SERIES I SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits (not issued in NY)

        Value at Start of Year   12.500000         --         --         --        --        --       --       --       --       --
          Value at End of Year   12.559248         --         --         --        --        --       --       --       --       --
      Venture III No. of Units     207,281         --         --         --        --        --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

        Value at Start of Year   12.500000         --         --         --        --        --       --       --       --       --
          Value at End of Year   12.555037         --         --         --        --        --       --       --       --       --
      Venture III No. of Units     167,286         --         --         --        --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not  issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

        Value at Start of Year   12.500000         --         --         --         --       --       --       --       --       --
          Value at End of Year   12.542393         --         --         --         --       --       --       --       --       --
      Venture III No. of Units       4,069         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   12.500000         --         --         --         --       --       --       --       --       --
          Value at End of Year   12.538189         --         --         --         --       --       --       --       --       --
      Venture III No. of Units      48,888         --         --         --         --       --       --       --       --       --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002) Contracts with no Optional Benefits

        Value at Start of Year          --  12.447664   9.474119  12.392523         --       --       --       --       --       --
          Value at End of Year          --  13.370729  12.447664   9.474119         --       --       --       --       --       --
      Venture III No. of Units          --    554,848    513,252    184,567         --       --       --       --       --       --
   NY Venture III No. of Units          --     25,667     19,575     42,198         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year          --  12.545357   9.553245  12.500000         --       --       --       --       --       --
          Value at End of Year          --  13.468892  12.545357   9.553245         --       --       --       --       --       --
      Venture III No. of Units          --    493,991    483,962    276,403         --       --       --       --       --       --
   NY Venture III No. of Units          --     76,237     55,954     32,572         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

        Value at Start of Year          --  12.514608   9.544114  12.500000         --       --       --       --       --       --
          Value at End of Year          --  13.415687  12.514608   9.544114         --       --       --       --       --       --
      Venture III No. of Units          --    326,940    247,043      9,420         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year          --  12.504379   9.541075  12.500000         --       --       --       --       --       --
          Value at End of Year          --  13.398018  12.504379   9.541075         --       --       --       --       --       --
      Venture III No. of Units          --     90,073    103,156     64,297         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year          --  15.697601  12.500000         --         --       --       --       --       --       --
          Value at End of Year          --  16.794152  15.697601         --         --       --       --       --       --       --
      Venture III No. of Units          --     15,466     13,943         --         --       --       --       --       --       --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

                                 YEAR         YEAR      YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 Ended        Ended     Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended
                                12/31/05     12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                --------     --------  --------- ---------- ---------- -------- -------- -------- -------- --------
        Value at Start of Year        --    11.831013   8.984433  12.172856  13.583483       --       --       --       --       --
          Value at End of Year        --    12.714680  11.831013   8.984433  12.172856       --       --       --       --       --
      Venture III No. of Units        --      264,572    305,049    289,211     95,319       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003
 (not issued in NY))

        Value at Start of Year        --    10.808261   8.211854  11.131670  12.500000       --       --       --       --       --
          Value at End of Year        --    11.609717  10.808261   8.211854  11.131670       --       --       --       --       --
      Venture III No. of Units        --      238,429    292,016    263,220      2,666       --       --       --       --       --

                                   YEAR       YEAR      YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                  Ended       ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05    12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------  ---------  ---------  ---------  --------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))

        Value at Start of Year        --   $10.769101 $ 8.194374 $11.124693 $12.500000       --       --       --       --       --
          Value at End of Year        --    11.550257  10.769101   8.194374  11.124693       --       --       --       --       --
      Venture III No. of Units        --        6,455      8,912      9,420      2,666       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year          --  10.756101   8.188562  11.122368  12.500000       --       --       --       --       --
          Value at End of Year          --  11.530542  10.756101   8.188562  11.122368       --       --       --       --       --
      Venture III No. of Units          --     93,666    113,266    108,717     29,592       --       --       --       --       --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES II SHARES (units first credited 5-13-2002) Contracts with no Optional Benefits

        Value at Start of Year   13.843354  12.127142   9.392813  11.157487         --       --       --       --       --       --
          Value at End of Year   14.828250  13.843354  12.127142   9.392813         --       --       --       --       --       --
      Venture III No. of Units     145,995    161,214    179,382    102,575         --       --       --       --       --       --
   NY Venture III No. of Units       6,072      3,870      2,836      3,755         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or  issued prior to 5-5-2003 in all other states)

        Value at Start of Year   15.488613  13.575224  10.519639  12.500000         --       --       --       --       --       --
          Value at End of Year   16.582292  15.488613  13.575224  10.519639         --       --       --       --       --       --
      Venture III No. of Units      98,547    186,545    201,009     98,190         --       --       --       --       --       --
   NY Venture III No. of Units      32,954     18,302     17,524      1,371         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or  Contracts with GEM (all issue dates)

        Value at Start of Year   15.427425  13.541947  10.509596  12.500000         --       --       --       --       --       --
          Value at End of Year   16.492106  15.427425  13.541947  10.509596         --       --       --       --       --       --
      Venture III No. of Units      28,697     66,175     29,866        644         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   15.407111  13.530881  10.506249  12.500000         --       --       --       --       --       --
          Value at End of Year   16.462177  15.407111  13.530881  10.506249         --       --       --       --       --       --
      Venture III No. of Units      14,319     15,102     21,357      8,464         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year   17.309342  15.224346  12.500000         --         --       --       --       --       --       --
          Value at End of Year   18.467038  17.309342  15.224346         --         --       --       --       --       --       --
      Venture III No. of Units       6,049      5,404      1,042         --         --       --       --       --       --       --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (units first  credited 8-01-2001)
 Contracts with no Optional Benefits (not issued in NY)

        Value at Start of Year   16.754980  14.643345  11.316875  15.388542  16.428700       --       --       --       --       --
          Value at End of Year   17.978039  16.754980  14.643345  11.316875  15.388542       --       --       --       --       --
      Venture III No. of Units      40,652     54,411     67,904     75,128     11,150       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

        Value at Start of Year   12.727064  11.128627   8.604872  11.706670  12.500000       --       --       --       --       --
          Value at End of Year   13.649297  12.727064  11.128627   8.604872  11.706670       --       --       --       --       --
      Venture III No. of Units      68,812     96,801     97,966    113,181        214       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
 (not issued in NY))

       Value at Start of Year          --  11.088322   8.586561   11.699336  12.500000       --       --       --       --       --
          Value at End of Year          --  12.661903  11.088322   8.586561  11.699336       --       --       --       --       --
      Venture III No. of Units          --         --      2,545        644        214       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   12.640273  11.074927   8.580476  11.696894  12.500000       --       --       --       --       --
          Value at End of Year   13.529219  12.640273  11.074927   8.580476  11.696894       --       --       --       --       --
      Venture III No. of Units      55,974     51,222     47,477     24,767      3,148       --       --       --       --       --

ALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

                                 YEAR         YEAR      YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED        ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------  ---------  ---------  ---------  --------  -------- -------- -------- -------- --------
        Value at Start of Year   12.542810  11.992594   9.451441  11.789116        --        --       --       --       --       --
          Value at End of Year   13.420220  12.542810  11.992594   9.451441        --        --       --       --       --       --
      Venture III No. of Units     434,770    462,122    370,909    124,053        --        --       --       --       --       --
   NY Venture III No. of Units      34,207     36,166     21,602     15,156        --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or  issued prior to 5-5-2003 in all other states)

        Value at Start of Year   13.281593  12.705341  10.018167  12.500000        --        --       --       --       --       --
          Value at End of Year   14.203607  13.281593  12.705341  10.018167        --        --       --       --       --       --
      Venture III No. of Units     297,339    438,693    451,315    228,302        --        --       --       --       --       --
   NY Venture III No. of Units     127,457    161,605    133,554     28,524        --        --       --       --       --       --

                                 YEAR         YEAR      YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED        ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------   --------   --------  -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

        Value at Start of Year $ 13.229135 $12.674210 $10.008595 $12.500000         --       --       --       --       --       --
          Value at End of Year   14.126362  13.229135  12.674210  10.008595         --       --       --       --       --       --
      Venture III No. of Units     169,488    219,198    128,736      6,015         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   13.211695  12.663850  10.005411  12.500000         --       --       --       --       --       --
          Value at End of Year   14.100708  13.211695  12.663850  10.005411         --       --       --       --       --       --
      Venture III No. of Units      34,839     78,076    106,067     90,488         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year   15.592353  14.968279  12.500000         --         --       --       --       --       --       --
          Value at End of Year   16.616706  15.592353  14.968279         --         --       --       --       --       --       --
      Venture III No. of Units      14,715     13,776     10,409         --         --       --       --       --       --       --

ALL CAP GROWTH TRUST - SERIES I SHARES (units first credited 8-01-2001) Contracts with no Optional Benefits (not issued in NY)

        Value at Start of Year   17.497591  16.700075  13.136686  17.667879  18.852247       --       --       --       --       --
          Value at End of Year   18.759577  17.497591  16.700075  13.136686  17.667879       --       --       --       --       --
      Venture III No. of Units      89,514    113,838    130,133    151,490     35,124       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

        Value at Start of Year   11.523502  11.003800   8.660177  11.653136  12.500000       --       --       --       --       --
          Value at End of Year   12.348462  11.523502  11.003800   8.660177  11.653136       --       --       --       --       --
      Venture III No. of Units     145,664    241,172    238,783    251,749      8,374       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
 (not issued in NY))

        Value at Start of Year   11.464522  10.963947   8.641749  11.645841  12.500000       --       --       --       --       --
          Value at End of Year   12.266906  11.464522  10.963947   8.641749  11.645841       --       --       --       --       --
      Venture III No. of Units       9,014     10,212     19,114     19,502      8,374       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   11.444916  10.950696   8.635618  11.643403  12.500000       --       --       --       --       --
          Value at End of Year   12.239813  11.444916  10.950696   8.635618  11.643403       --       --       --       --       --
      Venture III No. of Units      52,140     64,513     97,820     93,012     27,423       --       --       --       --       --

ALL CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits

        Value at Start of Year   13.725754  12.051359   8.867339  11.474899         --       --       --       --       --       --
          Value at End of Year   14.233062  13.725754  12.051359   8.867339         --       --       --       --       --       --
      Venture III No. of Units     942,064  1,166,096    562,813     81,179         --       --       --       --       --       --
   NY Venture III No. of Units      73,911     54,276     24,782      9,080         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   14.932238  13.117229   9.656423  12.500000         --       --       --       --       --       --
          Value at End of Year   15.476422  14.932238  13.117229   9.656423         --       --       --       --       --       --
      Venture III No. of Units     381,046    491,188    444,272    194,899         --       --       --       --       --       --
   NY Venture III No. of Units     191,896    207,579    135,616     33,747         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

        Value at Start of Year   14.873269  13.085078   9.647188  12.500000         --       --       --       --       --       --
          Value at End of Year   15.392275  14.873269  13.085078   9.647188         --       --       --       --       --       --
      Venture III No. of Units     679,789    652,985    364,983      7,884         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   14.853661  13.074386   9.644122  12.500000         --       --       --       --       --       --
          Value at End of Year   15.364323  14.853661  13.074386   9.644122         --       --       --       --       --       --
      Venture III No. of Units      58,565     47,276     55,028     26,380         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year   17.250503  15.206955  12.500000         --         --       --       --       --       --       --

                                  YEAR        YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED        ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                --------    ---------  --------   --------   --------  -------- -------- -------- -------- --------
          Value at End of Year   17.816883  17.250503  15.206955         --         --       --       --       --       --       --
      Venture III No. of Units      73,169     55,207     26,576         --         --       --       --       --       --       --

ALL CAP VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

        Value at Start of Year   13.743516  12.049941   8.853798  12.473142  12.358472       --       --       --       --       --
          Value at End of Year   14.291347  13.743516  12.049941   8.853798  12.473142       --       --       --       --       --
      Venture III No. of Units     145,087    203,269    301,527    276,456    139,769       --       --       --       --       --

                                  YEAR        YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ----------  --------  -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

        Value at Start of Year $ 13.811028 $12.115197 $ 8.906189 $12.553231 $12.500000       --       --       --       --       --
          Value at End of Year   14.354393  13.811028  12.115197   8.906189  12.553231       --       --       --       --       --
      Venture III No. of Units     124,010    188,315    168,168    164,435      1,015       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))

        Value at Start of Year   13.740355  12.071343   8.887248  12.545380  12.500000       --       --       --       --       --
          Value at End of Year   14.259603  13.740355  12.071343   8.887248  12.545380       --       --       --       --       --
      Venture III No. of Units       3,494      5,386      6,173      7,884      1,015       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   13.716867  12.056747   8.880934  12.542764  12.500000       --       --       --       --       --
          Value at End of Year   14.228126  13.716867  12.056747   8.880934  12.542764       --       --       --       --       --
      Venture III No. of Units      47,104     66,655     67,745     53,533     12,061       --       --       --       --       --

AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003) Contracts with no Optional Benefits

        Value at Start of Year   16.395088  15.273687  12.500000         --         --       --       --       --       --       --
          Value at End of Year   17.202436  16.395088  15.273687         --         --       --       --       --       --       --
      Venture III No. of Units   1,959,140  1,985,698    948,047         --         --       --       --       --       --       --
   NY Venture III No. of Units     169,247    162,561    104,654         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   16.381502  15.268682  12.500000         --         --       --       --       --       --       --
          Value at End of Year   17.179614  16.381502  15.268682         --         --       --       --       --       --       --
      Venture III No. of Units     308,209    388,717    288,812         --         --       --       --       --       --       --
   NY Venture III No. of Units     338,484    320,556    170,467         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or
 Contracts with GEM (all issue dates)

        Value at Start of Year   16.340787  15.253650  12.500000         --         --       --       --       --       --       --
          Value at End of Year   17.111302  16.340787  15.253650         --         --       --       --       --       --       --
      Venture III No. of Units   1,628,742  1,712,912    942,836         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   16.327248  15.248651  12.500000         --         --       --       --       --       --       --
          Value at End of Year   17.088608  16.327248  15.248651         --         --       --       --       --       --       --
      Venture III No. of Units      76,063     87,684     63,220         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year   16.286664  15.233642  12.500000         --         --       --       --       --       --       --
          Value at End of Year   17.020655  16.286664  15.233642         --         --       --       --       --       --       --
      Venture III No. of Units     128,693    128,696     72,296         --         --       --       --       --       --       --

AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)
 Contracts with no Optional Benefits

        Value at Start of Year   12.500000         --         --         --         --       --       --       --       --       --
          Value at End of Year   12.405025         --         --         --         --       --       --       --       --       --
      Venture III No. of Units   3,566,287         --         --         --         --       --       --       --       --       --
   NY Venture III No. of Units     711,816         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   12.500000         --         --         --         --       --       --       --       --       --
          Value at End of Year   12.402457         --         --         --         --       --       --       --       --       --
      Venture III No. of Units      74,043         --         --         --         --       --       --       --       --       --
   NY Venture III No. of Units      63,355         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or
 Contracts with GEM (all issue dates)

        Value at Start of Year   12.500000         --         --         --         --       --       --       --       --       --
          Value at End of Year   12.394769         --         --         --         --       --       --       --       --       --
      Venture III No. of Units   2,994,445         --         --         --         --       --       --       --       --       --

                                 YEAR         YEAR      YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED        ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------    --------  --------   --------   --------  -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   12.500000         --        --         --         --        --       --       --       --       --
          Value at End of Year   12.392208         --        --         --         --        --       --       --       --       --
      Venture III No. of Units       6,797         --        --         --         --        --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year          --         --        --         --         --        --       --       --       --       --
          Value at End of Year   12.384515         --        --         --         --        --       --       --       --       --
      Venture III No. of Units      91,751         --        --         --         --        --       --       --       --       --

                                 YEAR         YEAR      YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED        ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------  ----------  --------  ---------   --------  -------- -------- -------- -------- --------
AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

        Value at Start of Year $ 16.780106 $15.244028 $12.500000        --         --        --       --       --       --       --
          Value at End of Year   19.079472  16.780106  15.244028        --         --        --       --       --       --       --
      Venture III No. of Units  13,041,370  8,375,265  2,475,448        --         --        --       --       --       --       --
   NY Venture III No. of Units   1,184,869    341,820    131,990        --         --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   16.766196  15.239027  12.500000        --         --        --       --       --       --       --
          Value at End of Year   19.054167  16.766196  15.239027        --         --        --       --       --       --       --
      Venture III No. of Units   1,559,117  1,351,116    858,573        --         --        --       --       --       --       --
   NY Venture III No. of Units   1,281,340    825,367    245,799        --         --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

        Value at Start of Year   16.724537  15.224034  12.500000        --         --        --       --       --       --       --
          Value at End of Year   18.978428  16.724537  15.224034        --         --        --       --       --       --       --
      Venture III No. of Units  10,175,695  6,880,421  2,612,352        --         --        --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   16.710649  15.219032  12.500000        --         --        --       --       --       --       --
          Value at End of Year   18.953223  16.710649  15.219032        --         --        --       --       --       --       --
      Venture III No. of Units     236,527    252,328    173,612        --         --        --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year   16.669113  15.204047  12.500000        --         --        --       --       --       --       --
          Value at End of Year   18.877881  16.669113  15.204047        --         --        --       --       --       --       --
      Venture III No. of Units     553,681    419,925    180,221        --         --        --       --       --       --       --

AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

        Value at Start of Year   16.596120  15.362725  12.500000        --         --        --       --       --       --       --
          Value at End of Year   17.188296  16.596120  15.362725        --         --        --       --       --       --       --
      Venture III No. of Units  12,287,959  6,992,566  1,544,985        --         --        --       --       --       --       --
   NY Venture III No. of Units   1,227,423    282,665     76,292        --         --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   16.582346  15.357677  12.500000        --         --        --       --       --       --       --
          Value at End of Year   17.165461  16.582346  15.357677        --         --        --       --       --       --       --
      Venture III No. of Units     723,902    730,270    446,416        --         --        --       --       --       --       --
   NY Venture III No. of Units   1,141,109    639,202    165,437        --         --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

        Value at Start of Year   16.541142  15.342564  12.500000        --         --        --       --       --       --       --
          Value at End of Year   17.097220  16.541142  15.342564        --         --        --       --       --       --       --
      Venture III No. of Units   9,004,004  5,153,685  1,644,885        --         --        --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   16.527434  15.337532  12.500000        --         --        --       --       --       --       --
          Value at End of Year   17.074541  16.527434  15.337532        --         --        --       --       --       --       --
      Venture III No. of Units      99,134    193,184    107,141        --         --        --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year   16.486348  15.322435  12.500000        --         --        --       --       --       --       --
          Value at End of Year   17.006642  16.486348  15.322435        --         --        --       --       --       --       --
      Venture III No. of Units     607,590    462,271    208,488        --         --        --       --       --       --       --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

        Value at Start of Year   19.248449  16.480578  12.500000        --         --        --       --       --       --       --
          Value at End of Year   22.885476  19.248449  16.480578        --         --        --       --       --       --       --

                                 YEAR         YEAR      YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED        ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------  ---------  ---------  --------   --------  -------- -------- -------- -------- --------
      Venture III No. of Units   6,653,279  3,491,453    586,657        --         --        --       --       --       --       --
   NY Venture III No. of Units     479,884    102,347     15,027        --         --        --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   19.232496  16.475177  12.500000        --         --        --       --       --       --       --
          Value at End of Year   22.855124  19.232496  16.475177        --         --        --       --       --       --       --
      Venture III No. of Units     682,654    521,883    275,436        --         --        --       --       --       --       --
   NY Venture III No. of Units     585,234    301,739     70,097        --         --        --       --       --       --       --

                                 YEAR         YEAR      YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED        ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ---------   ---------- ---------  ---------   --------  -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

        Value at Start of Year $ 19.184723 $16.458965 $12.500000         --         --       --       --       --       --       --
          Value at End of Year   22.764307  19.184723  16.458965         --         --       --       --       --       --       --
      Venture III No. of Units   4,498,519  2,393,198    525,458         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   19.168809  16.453567  12.500000         --         --       --       --       --       --       --
          Value at End of Year   22.734087  19.168809  16.453567         --         --       --       --       --       --       --
      Venture III No. of Units     126,331    110,296     19,661         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year   19.121188  16.437377  12.500000         --         --       --       --       --       --       --
          Value at End of Year   22.643737  19.121188  16.437377         --         --       --       --       --       --       --
      Venture III No. of Units     295,957    180,409     50,920         --         --       --       --       --       --       --

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

        Value at Start of Year   12.942556  12.090745   9.527205  11.661149         --       --       --       --       --       --
          Value at End of Year   13.414252  12.942556  12.090745   9.527205         --       --       --       --       --       --
      Venture III No. of Units   2,875,894  2,397,411  1,497,368    467,566         --       --       --       --       --       --
   NY Venture III No. of Units     192,392    129,971     79,549     28,105         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   13.855314  12.949904  10.209299  12.500000         --       --       --       --       --       --
          Value at End of Year   14.353122  13.855314  12.949904  10.209299         --       --       --       --       --       --
      Venture III No. of Units   1,106,527  1,287,623  1,447,638    746,218         --       --       --       --       --       --
   NY Venture III No. of Units     255,418    205,768    133,615    114,270         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

        Value at Start of Year   13.800581  12.918162  10.199546  12.500000         --       --       --       --       --       --
          Value at End of Year   14.275058  13.800581  12.918162  10.199546         --       --       --       --       --       --
      Venture III No. of Units   1,678,672  1,183,363    492,024     67,960         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   13.782369  12.907592  10.196295  12.500000         --       --       --       --       --       --
          Value at End of Year   14.249113  13.782369  12.907592  10.196295         --       --       --       --       --       --
      Venture III No. of Units     111,893    148,744    161,025    104,192         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

        Value at Start of Year   15.679183  14.706108  12.500000         --         --       --       --       --       --       --
          Value at End of Year   16.185945  15.679183  14.706108         --         --       --       --       --       --       --
      Venture III No. of Units     163,658    120,990     49,072         --         --       --       --       --       --       --

BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

        Value at Start of Year   21.626140  20.165015  15.870738  21.302974  21.898240       --       --       --       --       --
          Value at End of Year   22.463880  21.626140  20.165015  15.870738  21.302974       --       --       --       --       --
      Venture III No. of Units     224,831    273,059    405,084    400,734    169,381       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

        Value at Start of Year   12.308902  11.483029   9.042156  12.143192  12.500000       --       --       --       --       --
          Value at End of Year   12.779348  12.308902  11.483029   9.042156  12.143192       --       --       --       --       --
      Venture III No. of Units     446,496    591,541    700,061    733,780      6,710       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))

        Value at Start of Year   12.245907  11.441458   9.022933  12.135598  12.500000       --       --       --       --       --
          Value at End of Year   12.694941  12.245907  11.441458   9.022933  12.135598       --       --       --       --       --
      Venture III No. of Units      43,523     51,035     71,726     67,960      6,710       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

        Value at Start of Year   12.224988  11.427637   9.016527  12.133063  12.500000       --       --       --       --       --

                                 YEAR         YEAR      YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED        ENDED     ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04  12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ----------  ---------  ---------  ---------  --------  -------- -------- -------- -------- --------
          Value at End of Year   12.666951  12.224988  11.427637   9.016527  12.133063       --       --       --       --       --
      Venture III No. of Units     165,401    205,182    200,869    210,871     69,505       --       --       --       --       --

CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

        Value at Start of Year   11.951649  11.124546   8.742892  11.443160         --       --       --       --       --       --
          Value at End of Year   13.367255  11.951649  11.124546   8.742892         --       --       --       --       --       --
      Venture III No. of Units     765,855    643,607    565,726    202,403         --       --       --       --       --       --
   NY Venture III No. of Units      20,075     21,384     11,100     11,847         --       --       --       --       --       --

                               YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year $13.038242 $12.142016 $ 9.547302 $12.500000         --       --       --       --       --       --
       Value at End of Year  14.575285  13.038242  12.142016   9.547302         --       --       --       --       --       --
   Venture III No. of Units    614,695    714,630    788,230    397,347         --       --       --       --       --       --
NY Venture III No. of Units     42,337     45,087     36,933     26,055         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year  12.986742  12.112259   9.538178  12.500000         --       --       --       --       --       --
       Value at End of Year  14.496031  12.986742  12.112259   9.538178         --       --       --       --       --       --
   Venture III No. of Units    357,179    273,041    174,607     39,623         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  12.969608  12.102351   9.535141  12.500000         --       --       --       --       --       --
       Value at End of Year  14.469692  12.969608  12.102351   9.535141         --       --       --       --       --       --
   Venture III No. of Units     80,330    100,979    108,546     65,452         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year  15.891750  14.851408  12.500000         --         --       --       --       --       --       --
       Value at End of Year  17.703326  15.891750  14.851408         --         --       --       --       --       --       --
   Venture III No. of Units     16,881     16,513     12,116         --         --       --       --       --       --       --

CAPITAL APPRECIATION TRUST - SERIES I SHARES (units first credited 8-01-2001) Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   8.205412   7.630471   5.991604   8.779269   9.195935       --       --       --       --       --
       Value at End of Year   9.201080   8.205412   7.630471   5.991604   8.779269       --       --       --       --       --
   Venture III No. of Units    254,549    358,348    387,166    366,979     80,024       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year  11.075538  10.304647   8.095466  11.867934  12.500000       --       --       --       --       --
       Value at End of Year  12.413295  11.075538  10.304647   8.095466  11.867934       --       --       --       --       --
   Venture III No. of Units    240,673    289,125    339,054    367,924      4,837       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
     Value at Start of Year  11.018836  10.267322   8.078245  11.860509  12.500000       --       --       --       --       --
       Value at End of Year  12.331295  11.018836  10.267322   8.078245  11.860509       --       --       --       --       --
   Venture III No. of Units     11,535     13,330     18,973     39,623      4,837       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  11.000004  10.254916   8.072512  11.858037  12.500000       --       --       --       --       --
       Value at End of Year  12.304093  11.000004  10.254916   8.072512  11.858037       --       --       --       --       --
   Venture III No. of Units     67,060     94,529    109,634    103,157     20,129       --       --       --       --       --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004) Contracts with no Optional Benefits
     Value at Start of Year  13.745437  12.500000         --         --         --       --       --       --       --       --
       Value at End of Year  14.768328  13.745437         --         --         --       --       --       --       --       --
   Venture III No. of Units    178,689    121,626         --         --         --       --       --       --       --       --
NY Venture III No. of Units     19,768     17,716         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  13.740877  12.500000         --         --         --       --       --       --       --       --
       Value at End of Year  14.756073  13.740877         --         --         --       --       --       --       --       --
   Venture III No. of Units     40,825     11,187         --         --         --       --       --       --       --       --
NY Venture III No. of Units     25,715     18,657         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or
Contracts with GEM (all issue dates)
     Value at Start of Year  13.727218  12.500000         --         --         --       --       --       --       --       --
       Value at End of Year  14.719380  13.727218         --         --         --       --       --       --       --       --
   Venture III No. of Units    127,848     67,852         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

                               YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year  13.722679  12.500000         --         --         --       --       --       --       --       --
       Value at End of Year  14.707182  13.722679         --         --         --       --       --       --       --       --
   Venture III No. of Units      6,688      2,559         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year  13.709034  12.500000         --         --         --       --       --       --       --       --
       Value at End of Year  14.670608  13.709034         --         --         --       --       --       --       --       --
   Venture III No. of Units      5,933      4,832         --         --         --       --       --       --       --       --

                               YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
CORE BOND TRUST - SERIES II SHARES (units first credited 5-01-2005) Contracts with no Optional Benefits
     Value at Start of Year $12.500000         --         --         --         --       --       --       --       --       --
       Value at End of Year  12.462826         --         --         --         --       --       --       --       --       --
   Venture III No. of Units        391         --         --         --         --       --       --       --       --       --
NY Venture III No. of Units        121         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
       Value at End of Year  12.458696         --         --         --         --       --       --       --       --       --
   Venture III No. of Units        414         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
       Value at End of Year  12.446319         --         --         --         --       --       --       --       --       --
   Venture III No. of Units      3,739         --         --         --         --       --       --       --       --       --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
     Value at Start of Year  14.055449  12.500000         --         --         --       --       --       --       --       --
       Value at End of Year  14.624002  14.055449         --         --         --       --       --       --       --       --
   Venture III No. of Units    984,498    517,680         --         --         --       --       --       --       --       --
NY Venture III No. of Units     60,439     14,371         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  14.050793  12.500000         --         --         --       --       --       --       --       --
       Value at End of Year  14.611870  14.050793         --         --         --       --       --       --       --       --
   Venture III No. of Units     94,766     76,892         --         --         --       --       --       --       --       --
NY Venture III No. of Units     59,349     21,952         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year  14.036828  12.500000         --         --         --       --       --       --       --       --
       Value at End of Year  14.575546  14.036828         --         --         --       --       --       --       --       --
   Venture III No. of Units    640,016    334,984         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  14.032175  12.500000         --         --         --       --       --       --       --       --
       Value at End of Year  14.563458  14.032175         --         --         --       --       --       --       --       --
   Venture III No. of Units      7,103     20,008         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year  14.018233  12.500000         --         --         --       --       --       --       --       --
       Value at End of Year  14.527250  14.018233         --         --         --       --       --       --       --       --
   Venture III No. of Units     38,636     21,509         --         --         --       --       --       --       --       --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II SHARES (units first credited 5-13-2002) Contracts with no Optional Benefits
     Value at Start of Year         --  13.565799  13.186201  12.504601         --       --       --       --       --       --
       Value at End of Year         --  13.830617  13.565799  13.186201         --       --       --       --       --       --
   Venture III No. of Units         --  7,401,186    695,637    252,850         --       --       --       --       --       --
NY Venture III No. of Units         --    254,299     48,803     23,178         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year         --  13.549724  13.177160  12.500000         --       --       --       --       --       --
       Value at End of Year         --  13.807295  13.549724  13.177160         --       --       --       --       --       --
   Venture III No. of Units         --    476,849    501,679    253,046         --       --       --       --       --       --
NY Venture III No. of Units         --    417,666     56,838     67,059         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year         --  13.516543  13.164614  12.500000         --       --       --       --       --       --

                               YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year         --  13.752779  13.516543  13.164614         --       --       --       --       --       --
   Venture III No. of Units         --  4,302,819    206,340     16,141         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year         --  13.505491  13.160436  12.500000         --       --       --       --       --       --
       Value at End of Year         --  13.734656  13.505491  13.160436         --       --       --       --       --       --
   Venture III No. of Units         --     85,622    106,307     70,827         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year         --  12.529076  12.500000         --         --       --       --       --       --       --
       Value at End of Year         --  12.722519  12.529076         --         --       --       --       --       --       --
   Venture III No. of Units         --    311,393     33,885         --         --       --       --       --       --       --

                               YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I SHARES (units first credited 8-01-2005)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year         -- $18.084366 $17.576042 $16.605167 $16.388809       --       --       --       --       --
       Value at End of Year         --  18.472878  18.084366  17.576042  16.605167       --       --       --       --       --
   Venture III No. of Units         --    176,824    206,285    225,423     40,386       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year         --  13.790481  13.409549  12.675169  12.500000       --       --       --       --       --
       Value at End of Year         --  14.079685  13.790481  13.409549  12.675169       --       --       --       --       --
   Venture III No. of Units         --    188,742    225,752    305,030     26,252       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
     Value at Start of Year         --  13.740598  13.381106  12.667251  12.500000       --       --       --       --       --
       Value at End of Year         --  14.007679  13.740598  13.381106  12.667251       --       --       --       --       --
   Venture III No. of Units         --      3,694      6,559     16,141     26,252       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year         --  13.724016  13.371638  12.664622  12.500000       --       --       --       --       --
       Value at End of Year         --  13.983764  13.724016  13.371638  12.664622       --       --       --       --       --
   Venture III No. of Units         --     84,618     86,438     78,504     34,146       --       --       --       --       --

DYNAMIC GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year  13.164527  12.164875   9.578097  11.842904         --       --       --       --       --       --
       Value at End of Year  14.504882  13.164527  12.164875   9.578097         --       --       --       --       --       --
   Venture III No. of Units    462,359    528,200    541,610     87,128         --       --       --       --       --       --
NY Venture III No. of Units     23,011     18,994     17,929      4,320         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  13.876630  12.829323  10.106305  12.500000         --       --       --       --       --       --
       Value at End of Year  15.281869  13.876630  12.829323  10.106305         --       --       --       --       --       --
   Venture III No. of Units    478,947    605,108    709,524     82,533         --       --       --       --       --       --
NY Venture III No. of Units     27,519     33,123     40,444      5,544         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year  13.821803  12.797885  10.096656  12.500000         --       --       --       --       --       --
       Value at End of Year  15.198766  13.821803  12.797885  10.096656         --       --       --       --       --       --
   Venture III No. of Units    164,259    101,183    104,025      4,726         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  13.803584  12.787417  10.093444  12.500000         --       --       --       --       --       --
       Value at End of Year  15.171161  13.803584  12.787417  10.093444         --       --       --       --       --       --
   Venture III No. of Units    181,834     94,881    184,625     13,216         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year  16.721014  15.513383  12.500000         --         --       --       --       --       --       --
       Value at End of Year  18.350189  16.721014  15.513383         --         --       --       --       --       --       --
   Venture III No. of Units     56,261     11,368     28,603         --         --       --       --       --       --       --

DYNAMIC GROWTH TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   4.489166   4.149140   3.269019   4.639280   5.329139       --       --       --       --       --
       Value at End of Year   4.963389   4.489166   4.149140   3.269019   4.639280       --       --       --       --       --
   Venture III No. of Units    623,403    827,660    981,398    289,494    114,862       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year  10.397356   9.614621   7.578932  10.761173  12.500000       --       --       --       --       --
       Value at End of Year  11.489988  10.397356   9.614621   7.578932  10.761173       --       --       --       --       --
   Venture III No. of Units    280,749    441,186    518,212    140,674      3,436       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))

                               YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year  10.344111   9.579794   7.562801  10.754429  12.500000       --       --       --       --       --
       Value at End of Year  11.414064  10.344111   9.579794   7.562801  10.754429       --       --       --       --       --
   Venture III No. of Units      8,051      9,149     15,496      4,726      3,436       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  10.326423   9.568210   7.557425  10.752178  12.500000       --       --       --       --       --
       Value at End of Year  11.388869  10.326423   9.568210   7.557425  10.752178       --       --       --       --       --
   Venture III No. of Units    222,815    225,775    268,434     46,340     24,817       --       --       --       --       --

                               YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
EMERGING GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003) Contracts with no Optional Benefits
     Value at Start of Year $16.949671 $16.158911 $12.500000         --         --       --       --       --       --       --
       Value at End of Year  17.903389  16.949671  16.158911         --         --       --       --       --       --       --
   Venture III No. of Units     60,906     72,374     28,839         --         --       --       --       --       --       --
NY Venture III No. of Units      2,115      1,792        281         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  16.935617  16.153611  12.500000         --         --       --       --       --       --       --
       Value at End of Year  17.879631  16.935617  16.153611         --         --       --       --       --       --       --
   Venture III No. of Units     11,805     11,246      7,937         --         --       --       --       --       --       --
NY Venture III No. of Units     17,623     13,145      8,439         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year  16.893527  16.137719  12.500000         --         --       --       --       --       --       --
       Value at End of Year  17.808539  16.893527  16.137719         --         --       --       --       --       --       --
   Venture III No. of Units     55,386     45,303     13,253         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  16.879552  16.132438  12.500000         --         --       --       --       --       --       --
       Value at End of Year  17.784948  16.879552  16.132438         --         --       --       --       --       --       --
   Venture III No. of Units     12,262      6,010      5,961         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year  16.837596  16.116569  12.500000         --         --       --       --       --       --       --
       Value at End of Year  17.714248  16.837596  16.116569         --         --       --       --       --       --       --
   Venture III No. of Units      2,029      2,310      1,165         --         --       --       --       --       --       --

EMERGING SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year  13.607657  12.428445   9.058585  11.864879         --       --       --       --       --       --
       Value at End of Year  14.035567  13.607657  12.428445   9.058585         --       --       --       --       --       --
   Venture III No. of Units    973,157  1,033,645    835,003    174,849         --       --       --       --       --       --
NY Venture III No. of Units     32,329     32,486     22,745     15,125         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  14.317145  13.083021   9.540441  12.500000         --       --       --       --       --       --
       Value at End of Year  14.760010  14.317145  13.083021   9.540441         --       --       --       --       --       --
   Venture III No. of Units    576,528    721,122    813,809    284,420         --       --       --       --       --       --
NY Venture III No. of Units     99,979     96,469     46,979     19,621         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year  14.260613  13.050958   9.531326  12.500000         --       --       --       --       --       --
       Value at End of Year  14.679762  14.260613  13.050958   9.531326         --       --       --       --       --       --
   Venture III No. of Units    616,145    624,965    444,605      5,714         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  14.241810  13.040296   9.528294  12.500000         --       --       --       --       --       --
       Value at End of Year  14.653113  14.241810  13.040296   9.528294         --       --       --       --       --       --
   Venture III No. of Units    160,149     71,109    154,311     57,058         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year  17.612588  16.150962  12.500000         --         --       --       --       --       --       --
       Value at End of Year  18.094145  17.612588  16.150962         --         --       --       --       --       --       --
   Venture III No. of Units     83,935     30,299     31,578         --         --       --       --       --       --       --

EMERGING SMALL COMPANY TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year  16.949671  16.831817  12.246107  17.585667  17.911806       --       --       --       --       --
       Value at End of Year  19.077816  16.949671  16.831817  12.246107  17.585667       --       --       --       --       --

                               YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
   Venture III No. of Units    136,855      6,561    208,059    187,231     45,391       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year  16.935617  11.587592   8.434835  12.118671  12.500000       --       --       --       --       --
       Value at End of Year  13.120694  16.935617  11.587592   8.434835  12.118671       --       --       --       --       --
   Venture III No. of Units    185,432      2,628    327,397    284,440      2,557       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
     Value at Start of Year  16.893527  11.545630   8.416899  12.111098  12.500000       --       --       --       --       --
       Value at End of Year  13.034017  16.893527  11.545630   8.416899  12.111098       --       --       --       --       --
   Venture III No. of Units     18,488         75     27,653     28,910      2,557       --       --       --       --       --

                               YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year $16.879552 $11.531676 $ 8.410923 $12.108565 $12.500000       --       --       --       --       --
       Value at End of Year  13.005257  16.879552  11.531676   8.410923  12.108565       --       --       --       --       --
   Venture III No. of Units     91,110         52    127,291    110,428     25,841       --       --       --       --       --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year  14.882379  13.202023  10.702893  12.848754         --       --       --       --       --       --
       Value at End of Year  15.184057  14.882379  13.202023  10.702893         --       --       --       --       --       --
   Venture III No. of Units  4,382,894  4,038,819  2,428,665    789,636         --       --       --       --       --       --
NY Venture III No. of Units    317,099    247,244    186,829     94,077         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  14.459352  12.833195  10.409074  12.500000         --       --       --       --       --       --
       Value at End of Year  14.745104  14.459352  12.833195  10.409074         --       --       --       --       --       --
   Venture III No. of Units  2,573,331  2,845,382  3,022,629  1,472,896         --       --       --       --       --       --
NY Venture III No. of Units    464,276    354,708    170,015    208,253         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year  14.402241  12.801739  10.399131  12.500000         --       --       --       --       --       --
       Value at End of Year  14.664912  14.402241  12.801739  10.399131         --       --       --       --       --       --
   Venture III No. of Units  2,534,354  2,129,976    922,828     72,429         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  14.383246  12.791261  10.395821  12.500000         --       --       --       --       --       --
       Value at End of Year  14.638276  14.383246  12.791261  10.395821         --       --       --       --       --       --
   Venture III No. of Units    295,590    431,918    447,595    254,248         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year  16.818170  14.979182  12.500000         --         --       --       --       --       --       --
       Value at End of Year  17.090789  16.818170  14.979182         --         --       --       --       --       --       --
   Venture III No. of Units    130,409    113,811     51,449         --         --       --       --       --       --       --

EQUITY-INCOME TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year  27.864315  24.674518  19.976038  23.419227  23.987293       --       --       --       --       --
       Value at End of Year  28.484603  27.864315  24.674518  19.976038  23.419227       --       --       --       --       --
   Venture III No. of Units    339,253    450,077    484,523    535,366    133,370       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year  14.430566  12.785015  10.355686  12.146730  12.500000       --       --       --       --       --
       Value at End of Year  14.744455  14.430566  12.785015  10.355686  12.146730       --       --       --       --       --
   Venture III No. of Units    801,467  1,052,521  1,142,868  1,276,620     28,697       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
     Value at Start of Year  14.356729  12.738737  10.333675  12.139130  12.500000       --       --       --       --       --
       Value at End of Year  14.647090  14.356729  12.738737  10.333675  12.139130       --       --       --       --       --
   Venture III No. of Units     52,412     55,715     74,231     72,429     28,697       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  14.332181  12.723328  10.326336  12.136595  12.500000       --       --       --       --       --
       Value at End of Year  14.614762  14.332181  12.723328  10.326336  12.136595       --       --       --       --       --
   Venture III No. of Units    251,739    327,655    316,798    469,145     72,763       --       --       --       --       --

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year  14.702700  13.578107  10.347728  12.638293         --       --       --       --       --       --
       Value at End of Year  15.854914  14.702700  13.578107  10.347728         --       --       --       --       --       --
   Venture III No. of Units    617,520    644,275    585,235    239,270         --       --       --       --       --       --
NY Venture III No. of Units     33,508     31,040     24,981      5,638         --       --       --       --       --       --

                               YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  14.522649  13.418556  10.231240  12.500000         --       --       --       --       --       --
       Value at End of Year  15.652956  14.522649  13.418556  10.231240         --       --       --       --       --       --
   Venture III No. of Units    380,115    431,763    468,599    175,574         --       --       --       --       --       --
NY Venture III No. of Units     66,298     75,100     40,520     28,212         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year  14.465294  13.385674  10.221472  12.500000         --       --       --       --       --       --
       Value at End of Year  15.567838  14.465294  13.385674  10.221472         --       --       --       --       --       --
   Venture III No. of Units    278,434    267,698    193,147     25,104         --       --       --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01  12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- --------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year $14.446232 $13.374740 $10.218222 $12.500000         --       --       --       --       --       --
        Value at End of Year  15.539574  14.446232  13.374740  10.218222         --       --       --       --       --       --
    Venture III No. of Units     69,839     74,119      6,863     54,273         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  16.862052  15.634885  12.500000         --         --       --       --       --       --       --
        Value at End of Year  18.111131  16.862052  15.634885         --         --       --       --       --       --       --
    Venture III No. of Units     32,445     30,536     21,333         --         --       --       --       --       --       --

FINANCIAL SERVICES TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  13.256232  12.210054   9.292550  11.504833 12.109477        --       --       --       --       --
        Value at End of Year  14.314742  13.256232  12.210054   9.292550 11.504833        --       --       --       --       --
    Venture III No. of Units    179,945    280,690    313,309    329,587    79,463        --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 not issued in NY))
      Value at Start of Year  13.593885  12.527328   9.538791  11.815615 12.500000        --       --       --       --       --
        Value at End of Year  14.672050  13.593885  12.527328   9.538791 11.815615        --       --       --       --       --
    Venture III No. of Units    113,493    147,080    157,593    162,475        --        --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
      Value at Start of Year  13.524311  12.481976   9.518501  11.808217 12.500000        --       --       --       --       --
        Value at End of Year  14.575147  13.524311  12.481976   9.518501 11.808217        --       --       --       --       --
    Venture III No. of Units      6,553     15,814     22,989     25,104        --        --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  13.501225  12.466911   9.511759  11.805755 12.500000        --       --       --       --       --
        Value at End of Year  14.543022  13.501225  12.466911   9.511759 11.805755        --       --       --       --       --
    Venture III No. of Units     95,825    131,727    132,728    147,104    30,899        --       --       --       --       --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  14.855745  13.552445  10.633144  12.594671        --        --       --       --       --       --
        Value at End of Year  15.884823  14.855745  13.552445  10.633144        --        --       --       --       --       --
    Venture III No. of Units  4,405,762  2,947,953  1,743,830    515,915        --        --       --       --       --       --
 NY Venture III No. of Units    175,138     74,489     39,812     87,372        --        --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.724657  13.439595  10.549867  12.500000        --        --       --       --       --       --
        Value at End of Year  15.736804  14.724657  13.439595  10.549867        --        --       --       --       --       --
    Venture III No. of Units  1,767,029  1,917,991  1,873,345    929,985        --        --       --       --       --       --
 NY Venture III No. of Units    318,196    254,902    120,094     99,581        --        --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  14.666493  13.406652  10.539789  12.500000        --        --       --       --       --       --
        Value at End of Year  15.651225  14.666493  13.406652  10.539789        --        --       --       --       --       --
    Venture III No. of Units  2,625,432  1,597,541    724,423     40,455        --        --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  14.647175  13.395703  10.536441  12.500000        --        --       --       --       --       --
        Value at End of Year  15.622816  14.647175  13.395703  10.536441        --        --       --       --       --       --
    Venture III No. of Units    181,238    193,886    199,283    157,548        --        --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  16.788033  15.376750  12.500000         --        --        --       --       --       --       --
        Value at End of Year  17.879526  16.788033  15.376750         --        --        --       --       --       --       --
    Venture III No. of Units    151,883     83,418     46,913         --        --        --       --       --       --       --

FUNDAMENTAL VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

                                 YEAR       YEAR      YEAR       YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                                ENDED      ENDED     ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED     ENDED
                               12/31/05   12/31/04  12/31/03   12/31/02  12/31/01  12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                              ---------  ---------  ---------  --------- --------- --------- -------- -------- -------- --------
      Value at Start of Year  13.428205  12.211223   9.561490  11.600607 11.960105        --       --       --       --       --
        Value at End of Year  14.377102  13.428205  12.211223   9.561490 11.600607        --       --       --       --       --
    Venture III No. of Units    584,896    797,463  1,102,100  1,126,983   489,147        --       --       --       --       --
Contracts with the Annual Step Death Benefit GEM (issued prior to 5-5-2003 (not issued in NY)
      Value at Start of Year  13.952931  12.694757   9.945065  12.072032 12.500000        --       --       --       --       --
        Value at End of Year  14.931470  13.952931  12.694757   9.945065 12.072032        --       --       --       --       --
    Venture III No. of Units    658,777    957,799  1,022,920  1,103,460    40,942        --       --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- -------- -------- -------- --------

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
      Value at Start of Year $13.881560 $12.648823 $ 9.923939 $12.064485 $12.500000       --        --       --       --       --
        Value at End of Year  14.832896  13.881560  12.648823   9.923939  12.064485       --        --       --       --       --
    Venture III No. of Units     53,878     32,731     39,988     40,455     40,942       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  13.857847  12.633542   9.916901  12.061966  12.500000       --        --       --       --       --
        Value at End of Year  14.800180  13.857847  12.633542   9.916901  12.061966       --        --       --       --       --
    Venture III No. of Units    379,986    404,510    373,487    361,506    116,042       --        --       --       --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  13.183540  11.911549   9.575126  11.800056         --       --        --       --       --       --
        Value at End of Year  13.737958  13.183540  11.911549   9.575126         --       --        --       --       --       --
    Venture III No. of Units  2,344,078    838,415    241,284     49,036         --       --        --       --       --       --
 NY Venture III No. of Units    137,976     26,592      8,273      2,183         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  13.947145  12.607788  10.139860  12.500000         --       --        --       --       --       --
        Value at End of Year  14.526422  13.947145  12.607788  10.139860         --       --        --       --       --       --
    Venture III No. of Units    300,268    271,077    215,426    121,427         --       --        --       --       --       --
 NY Venture III No. of Units    109,834     99,867     76,541     11,718         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  13.892059  12.576878  10.130181  12.500000         --       --        --       --       --       --
        Value at End of Year  14.447430  13.892059  12.576878  10.130181         --       --        --       --       --       --
    Venture III No. of Units  1,364,373    531,937    155,717     12,394         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  13.873751  12.566607  10.126955  12.500000         --       --        --       --       --       --
        Value at End of Year  14.421207  13.873751  12.566607  10.126955         --       --        --       --       --       --
    Venture III No. of Units     27,023     30,370     34,337     20,731         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  16.348045  14.830076  12.500000         --         --       --        --       --       --       --
        Value at End of Year  16.967731  16.348045  14.830076         --         --       --        --       --       --       --
    Venture III No. of Units     99,196     51,466     10,306         --         --       --        --       --       --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  10.621190   9.578808   7.702576  10.197351  10.834371       --        --       --       --       --
        Value at End of Year  11.096081  10.621190   9.578808   7.702576  10.197351       --        --       --       --       --
    Venture III No. of Units     72,936     92,760    110,472    137,152     40,851       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year  12.187943  10.997305   8.847644  11.719158  12.500000       --        --       --       --       --
        Value at End of Year  12.726550  12.187943  10.997305   8.847644  11.719158       --        --       --       --       --
    Venture III No. of Units     79,038    103,250    105,136    134,626         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
      Value at Start of Year  12.125553  10.957473   8.828827  11.711820  12.500000       --        --       --       --       --
        Value at End of Year  12.642477  12.125553  10.957473   8.828827  11.711820       --        --       --       --       --
    Venture III No. of Units     10,591     10,796     11,919     12,394         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  12.104837  10.944234   8.822564  11.709378  12.500000       --        --       --       --       --
        Value at End of Year  12.614590  12.104837  10.944234   8.822564  11.709378       --        --       --       --       --
    Venture III No. of Units     24,348     34,794     40,883    135,425     11,123       --        --       --       --       --

GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

                                 YEAR       YEAR      YEAR       YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                                ENDED      ENDED     ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED     ENDED
                               12/31/05   12/31/04  12/31/03   12/31/02  12/31/01  12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                              ---------  ---------  ---------  --------- --------- --------- -------- -------- -------- --------
      Value at Start of Year  18.331732  16.932377  14.946973  13.065634        --        --       --       --       --       --
        Value at End of Year  16.832660  18.331732  16.932377  14.946973        --        --       --       --       --       --
    Venture III No. of Units  2,482,846  1,609,236    862,965    266,414        --        --       --       --       --       --
 NY Venture III No. of Units     94,948     43,981     18,393     17,778        --        --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  17.515004  16.186110  14.295351  12.500000        --        --       --       --       --       --
        Value at End of Year  16.074715  17.515004  16.186110  14.295351        --        --       --       --       --       --
    Venture III No. of Units    577,708    551,915    592,595    207,523        --        --       --       --       --       --
 NY Venture III No. of Units    102,785     91,274     44,080     73,987        --        --       --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year $17.445870 $16.146477 $14.281750 $12.500000         --       --        --       --       --       --
        Value at End of Year  15.987312  17.445870  16.146477  14.281750         --       --        --       --       --       --
    Venture III No. of Units  1,552,367    793,677    263,005      9,637         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  17.422887  16.133296  14.277221  12.500000         --       --        --       --       --       --
        Value at End of Year  15.958285  17.422887  16.133296  14.277221         --       --        --       --       --       --
    Venture III No. of Units     74,572    105,122     99,515     51,802         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  14.461843  13.411572  12.500000         --         --       --        --       --       --       --
        Value at End of Year  13.226348  14.461843  13.411572         --         --       --        --       --       --       --
    Venture III No. of Units    116,178     80,275     59,221         --         --       --        --       --       --       --

GLOBAL BOND TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  19.559001  18.037496  15.890969  13.448939  13.259113       --        --       --       --       --
        Value at End of Year  17.981109  19.559001  18.037496  15.890969  13.448939       --        --       --       --       --
    Venture III No. of Units    123,116    141,559    135,305    122,886      8,068       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year  18.392205  16.969963  14.957944  12.665620  12.500000       --        --       --       --       --
        Value at End of Year  16.900006  18.392205  16.969963  14.957944  12.665620       --        --       --       --       --
    Venture III No. of Units    116,053    151,103    141,883    159,585      1,821       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
      Value at Start of Year  18.298149  16.908591  14.926222  12.657716  12.500000       --        --       --       --       --
        Value at End of Year  16.788441  18.298149  16.908591  14.926222  12.657716       --        --       --       --       --
    Venture III No. of Units      6,703     14,147     12,385      9,637      1,821       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  18.266917  16.888191  14.915657  12.655085  12.500000       --        --       --       --       --
        Value at End of Year  16.751423  18.266917  16.888191  14.915657  12.655085       --        --       --       --       --
    Venture III No. of Units     32,345     31,689     36,711     43,687      4,688       --        --       --       --       --

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  14.349048  12.737013  10.177657  12.324414         --       --        --       --       --       --
        Value at End of Year  15.596883  14.349048  12.737013  10.177657         --       --        --       --       --       --
    Venture III No. of Units    440,210    328,873    237,217    109,336         --       --        --       --       --       --
 NY Venture III No. of Units     12,723      9,161      4,890      6,453         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.534304  12.907925  10.319378  12.500000         --       --        --       --       --       --
        Value at End of Year  15.790358  14.534304  12.907925  10.319378         --       --        --       --       --       --
    Venture III No. of Units    323,448    358,860    338,502    215,905         --       --        --       --       --       --
 NY Venture III No. of Units     53,562     30,068     15,472     15,985         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  14.476898  12.876284  10.309521  12.500000         --       --        --       --       --       --
        Value at End of Year  15.704495  14.476898  12.876284  10.309521         --       --        --       --       --       --
    Venture III No. of Units    189,376    131,024     76,294     18,265         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  14.457803  12.865753  10.306231  12.500000         --       --        --       --       --       --
        Value at End of Year  15.675974  14.457803  12.865753  10.306231         --       --        --       --       --       --
    Venture III No. of Units     33,789     42,942     40,555     25,931         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  16.903271  15.064561  12.500000         --         --       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                              ---------  ---------  ---------  --------- ---------- --------- -------- -------- -------- --------
        Value at End of Year  18.300087  16.903271  15.064561         --         --       --        --       --       --       --
    Venture III No. of Units     15,693      9,974      4,657         --         --       --        --       --       --       --

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  19.560024  17.329337  13.821990  17.371743  18.932407       --        --       --       --       --
        Value at End of Year  21.303555  19.560024  17.329337  13.821990  17.371743       --        --       --       --       --
    Venture III No. of Units     71,685    103,717    132,638    153,924     68,230       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year $12.774840 $11.323632 $ 9.036317 $11.362716 $12.500000       --        --       --       --       --
        Value at End of Year  13.906629  12.774840  11.323632   9.036317  11.362716       --        --       --       --       --
    Venture III No. of Units     93,754    118,180    124,289    174,250      1,126       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
      Value at Start of Year  12.709470  11.282635   9.017096  11.355598  12.500000       --        --       --       --       --
        Value at End of Year  13.814786  12.709470  11.282635   9.017096  11.355598       --        --       --       --       --
    Venture III No. of Units      9,186      9,095     17,187     18,265      1,126       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  12.687743  11.268996   9.010705  11.353229  12.500000       --        --       --       --       --
        Value at End of Year  13.784289  12.687743  11.268996   9.010705  11.353229       --        --       --       --       --
    Venture III No. of Units     97,354    112,476    100,494     93,038     14,279       --        --       --       --       --

GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS TRUST EFF 4-29-05) - SERIES II SHARES (units first credited
8-04-2003)
Contracts with no Optional Benefits
      Value at Start of Year         --  13.915189  12.500000         --         --       --        --       --       --       --
        Value at End of Year         --  13.933872  13.915189         --         --       --        --       --       --       --
    Venture III No. of Units         --      9,707     19,667         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year         --  13.901020  12.500000         --         --       --        --       --       --       --
        Value at End of Year         --  13.884836  13.901020         --         --       --        --       --       --       --
    Venture III No. of Units         --        142        143         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year         --  13.915189  12.500000         --         --       --        --       --       --       --
        Value at End of Year         --  13.933872  13.915189         --         --       --        --       --       --       --
    Venture III No. of Units         --      9,707     19,667         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year         --  13.901020  12.500000         --         --       --        --       --       --       --
        Value at End of Year         --  13.884836  13.901020         --         --       --        --       --       --       --
    Venture III No. of Units         --        142        143         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year         --  13.892531  12.500000         --         --       --        --       --       --       --
        Value at End of Year         --  13.855506  13.892531         --         --       --        --       --       --       --

GROWTH & INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  12.412328  11.843741   9.525105  11.563082         --       --        --       --       --       --
        Value at End of Year  12.434326  12.412328  11.843741   9.525105         --       --        --       --       --       --
    Venture III No. of Units  1,446,914  1,647,147  1,357,569    453,624         --       --        --       --       --       --
 NY Venture III No. of Units    117,697    139,437     97,353     69,557         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  13.400354  12.792926  10.293610  12.500000         --       --        --       --       --       --
        Value at End of Year  13.417411  13.400354  12.792926  10.293610         --       --        --       --       --       --
    Venture III No. of Units  1,142,432  1,505,611  1,564,714    701,296         --       --        --       --       --       --
 NY Venture III No. of Units    231,550    306,910    237,376    157,975         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  13.347440  12.761586  10.283785  12.500000         --       --        --       --       --       --
        Value at End of Year  13.344452  13.347440  12.761586  10.283785         --       --        --       --       --       --
    Venture III No. of Units    759,238    847,551    471,703     46,298         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  13.329829  12.751140  10.280506  12.500000         --       --        --       --       --       --
        Value at End of Year  13.320200  13.329829  12.751140  10.280506         --       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                              ---------  ---------  ---------  --------- ---------- --------- -------- -------- -------- --------
    Venture III No. of Units    143,910    190,792    210,033    114,115         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  15.533742  14.881736  12.500000         --         --       --        --       --       --       --
        Value at End of Year  15.499334  15.533742  14.881736         --         --       --        --       --       --       --
    Venture III No. of Units     75,794     71,022     33,796         --         --       --        --       --       --       --

GROWTH & INCOME TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  23.639930  22.509721  18.077695  24.289203  25.399185       --        --       --       --       --
        Value at End of Year  23.726364  23.639930  22.509721  18.077695  24.289203       --        --       --       --       --
    Venture III No. of Units    293,782    377,834    503,113    534,526    192,389       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year $11.577551 $11.029558 $ 8.862332 $11.913393 $12.500000       --        --       --       --       --
        Value at End of Year  11.614096  11.577551  11.029558   8.862332  11.913393       --        --       --       --       --
    Venture III No. of Units    640,661    913,120  1,024,581  1,025,162     31,888       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
      Value at Start of Year  11.518267  10.989611   8.843472  11.905935  12.500000       --        --       --       --       --
        Value at End of Year  11.537349  11.518267  10.989611   8.843472  11.905935       --        --       --       --       --
    Venture III No. of Units     27,048     30,729     46,925     46,298     31,888       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  11.498591  10.976335   8.837200  11.903453  12.500000       --        --       --       --       --
        Value at End of Year  11.511903  11.498591  10.976335   8.837200  11.903453       --        --       --       --       --
    Venture III No. of Units    248,509    327,149    394,503    428,051    130,404       --        --       --       --       --

HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  14.424059  12.746949   9.534743  11.223440         --       --        --       --       --       --
        Value at End of Year  15.951784  14.424059  12.746949   9.534743         --       --        --       --       --       --
    Venture III No. of Units  1,011,800  1,089,573    772,102    299,587         --       --        --       --       --       --
 NY Venture III No. of Units     58,297     51,998     42,899      8,334         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  16.043469  14.185179  10.615849  12.500000         --       --        --       --       --       --
        Value at End of Year  17.733870  16.043469  14.185179  10.615849         --       --        --       --       --       --
    Venture III No. of Units    550,178    605,996    587,894    255,642         --       --        --       --       --       --
 NY Venture III No. of Units    134,034    128,574     67,695     33,548         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  15.980101  14.150421  10.605710  12.500000         --       --        --       --       --       --
        Value at End of Year  17.637420  15.980101  14.150421  10.605710         --       --        --       --       --       --
    Venture III No. of Units    588,658    541,226    310,055     14,361         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  15.959023  14.138853  10.602331  12.500000         --       --        --       --       --       --
        Value at End of Year  17.605376  15.959023  14.138853  10.602331         --       --        --       --       --       --
    Venture III No. of Units    124,753    123,486    134,349     58,653         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  16.897181  14.992537  12.500000         --         --       --        --       --       --       --
        Value at End of Year  18.612465  16.897181  14.992537         --         --       --        --       --       --       --
    Venture III No. of Units     63,089     59,654     40,234         --         --       --        --       --       --       --

HEALTH SCIENCES TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  14.563722  12.840795   9.583435  13.390760  12.786642       --        --       --       --       --
        Value at End of Year  16.137302  14.563722  12.840795   9.583435  13.390760       --        --       --       --       --
    Venture III No. of Units    286,983    373,518    522,566    543,042    207,903       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year  14.325124  12.636757   9.435859  13.191182  12.500000       --        --       --       --       --
        Value at End of Year  15.865008  14.325124  12.636757   9.435859  13.191182       --        --       --       --       --
    Venture III No. of Units    265,282    342,683    350,008    339,355      3,599       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
      Value at Start of Year  14.251835  12.591031   9.415806  13.182940  12.500000       --        --       --       --       --
        Value at End of Year  15.760255  14.251835  12.591031   9.415806  13.182940       --        --       --       --       --
    Venture III No. of Units      6,542      5,453     12,004     14,361      3,599       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  14.227479  12.575813   9.409123  13.180193  12.500000       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                              ---------  ---------  ---------  --------- ---------- --------- -------- -------- -------- --------
        Value at End of Year  15.725474  14.227479  12.575813   9.409123  13.180193       --        --       --       --       --
    Venture III No. of Units    117,394    145,164    165,233    176,335     46,697       --        --       --       --       --

HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  15.145567  13.891244  11.370655  12.141727         --       --        --       --       --       --
        Value at End of Year  15.428438  15.145567  13.891244  11.370655         --       --        --       --       --       --
    Venture III No. of Units  1,797,146  2,120,483  1,762,068    284,891         --       --        --       --       --       --
 NY Venture III No. of Units    126,053    163,790    175,755     16,234         --       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year $15.571927 $14.289454 $11.702451 $12.500000         --       --        --       --       --       --
        Value at End of Year  15.854859  15.571927  14.289454  11.702451         --       --        --       --       --       --
    Venture III No. of Units    646,754  1,098,262  1,233,595    310,509         --       --        --       --       --       --
 NY Venture III No. of Units    100,941    171,945    143,636     43,415         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  15.510445  14.254457  11.691304  12.500000         --       --        --       --       --       --
        Value at End of Year  15.768654  15.510445  14.254457  11.691304         --       --        --       --       --       --
    Venture III No. of Units    800,087    872,757    542,096     54,491         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  15.489994  14.242800  11.687584  12.500000         --       --        --       --       --       --
        Value at End of Year  15.740008  15.489994  14.242800  11.687584         --       --        --       --       --       --
    Venture III No. of Units     62,867    118,927    161,852     39,407         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  14.895606  13.716878  12.500000         --         --       --        --       --       --       --
        Value at End of Year  15.113401  14.895606  13.716878         --         --       --        --       --       --       --
    Venture III No. of Units     96,377    178,225     73,648         --         --       --        --       --       --       --

HIGH YIELD TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  15.175076  13.891585  11.348366  12.388789  12.878927       --        --       --       --       --
        Value at End of Year  15.479357  15.175076  13.891585  11.348366  12.388789       --        --       --       --       --
    Venture III No. of Units    241,663    343,184    572,282    426,440    177,553       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year  14.660969  13.427690  10.974884  11.987059  12.500000       --        --       --       --       --
        Value at End of Year  14.947494  14.660969  13.427690  10.974884  11.987059       --        --       --       --       --
    Venture III No. of Units    219,258    334,866    400,190    256,238      3,624       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
      Value at Start of Year  14.585968  13.379105  10.951578  11.979562  12.500000       --        --       --       --       --
        Value at End of Year  14.848800  14.585968  13.379105  10.951578  11.979562       --        --       --       --       --
    Venture III No. of Units     51,756     61,876     58,692     54,491      3,624       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  14.561077  13.362964  10.943828  11.977070  12.500000       --        --       --       --       --
        Value at End of Year  14.816071  14.561077  13.362964  10.943828  11.977070       --        --       --       --       --
    Venture III No. of Units     70,122    150,394    231,535    152,818     23,587       --        --       --       --       --

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  13.730294  12.995332  10.461390  12.065818         --       --        --       --       --       --
        Value at End of Year  14.179404  13.730294  12.995332  10.461390         --       --        --       --       --       --
    Venture III No. of Units  1,597,506  1,816,378  1,187,425    299,598         --       --        --       --       --       --
 NY Venture III No. of Units     94,668     87,863     50,556     21,089         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.205594  13.451943  10.834389  12.500000         --       --        --       --       --       --
        Value at End of Year  14.662929  14.205594  13.451943  10.834389         --       --        --       --       --       --
    Venture III No. of Units    943,761  1,149,939  1,027,704    389,937         --       --        --       --       --       --
 NY Venture III No. of Units    253,761    224,293    107,445     42,937         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  14.149495  13.418984  10.824045  12.500000         --       --        --       --       --       --
        Value at End of Year  14.583201  14.149495  13.418984  10.824045         --       --        --       --       --       --
    Venture III No. of Units    917,091  1,196,450    534,443     27,012         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                              ---------  ---------  ---------  --------- ---------- --------- -------- -------- -------- --------
      Value at Start of Year  14.130840  13.408012  10.820604  12.500000         --       --        --       --       --       --
        Value at End of Year  14.556722  14.130840  13.408012  10.820604         --       --        --       --       --       --
    Venture III No. of Units    124,401    159,627    144,050     57,010         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  15.170618  14.416264  12.500000         --         --       --        --       --       --       --
        Value at End of Year  15.604484  15.170618  14.416264         --         --       --        --       --       --       --
    Venture III No. of Units     76,555     91,542     56,698         --         --       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- -------- -------- -------- --------
INCOME & VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year $20.086607 $18.972143 $15.248938 $18.440571 $18.678710       --        --       --       --       --
        Value at End of Year  20.790265  20.086607  18.972143  15.248938  18.440571       --        --       --       --       --
    Venture III No. of Units    296,296    374,814    361,461    315,040     79,229       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year  13.367350  12.632027  10.158114  12.290367  12.500000       --        --       --       --       --
        Value at End of Year  13.828735  13.367350  12.632027  10.158114  12.290367       --        --       --       --       --
    Venture III No. of Units    335,218    511,095    443,764    448,378      7,959       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
      Value at Start of Year  13.298961  12.586301  10.136519  12.282680  12.500000       --        --       --       --       --
        Value at End of Year  13.737414  13.298961  12.586301  10.136519  12.282680       --        --       --       --       --
    Venture III No. of Units     11,416     17,097     23,174     27,012      7,959       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  13.276229  12.571095  10.129331  12.280120  12.500000       --        --       --       --       --
        Value at End of Year  13.707101  13.276229  12.571095  10.129331  12.280120       --        --       --       --       --
    Venture III No. of Units    100,800    162,405    159,514    157,833     47,904       --        --       --       --       --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
      Value at Start of Year  14.621376  12.500000         --         --         --       --        --       --       --       --
        Value at End of Year  16.740309  14.621376         --         --         --       --        --       --       --       --
    Venture III No. of Units    403,664    337,941         --         --         --       --        --       --       --       --
 NY Venture III No. of Units     36,615     25,103         --         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.616527  12.500000         --         --         --       --        --       --       --       --
        Value at End of Year  16.726412  14.616527         --         --         --       --        --       --       --       --
    Venture III No. of Units    335,510    358,653         --         --         --       --        --       --       --       --
 NY Venture III No. of Units     45,556     48,108         --         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  14.602007  12.500000         --         --         --       --        --       --       --       --
        Value at End of Year  16.684842  14.602007         --         --         --       --        --       --       --       --
    Venture III No. of Units    255,295    218,106         --         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  14.597181  12.500000         --         --         --       --        --       --       --       --
        Value at End of Year  16.671019  14.597181         --         --         --       --        --       --       --       --
    Venture III No. of Units     21,823     42,376         --         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  14.582668  12.500000         --         --         --       --        --       --       --       --
        Value at End of Year  16.629555  14.582668         --         --         --       --        --       --       --       --
    Venture III No. of Units     11,860      9,318         --         --         --       --        --       --       --       --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  14.644673  12.500000         --         --         --       --        --       --       --       --
        Value at End of Year  16.798844  14.644673         --         --         --       --        --       --       --       --
    Venture III No. of Units     37,794     51,643         --         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year  14.639807  12.500000         --         --         --       --        --       --       --       --
        Value at End of Year  16.784899  14.639807         --         --         --       --        --       --       --       --
    Venture III No. of Units     96,260    137,510         --         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                              ---------  ---------  ---------  --------- ---------- --------- -------- -------- -------- --------
      Value at Start of Year  14.625267  12.500000         --         --         --        --       --       --       --       --
        Value at End of Year  16.743181  14.625267         --         --         --        --       --       --       --       --
    Venture III No. of Units      1,690      1,250         --         --         --        --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  14.620416  12.500000         --         --         --        --       --       --       --       --
        Value at End of Year  16.729279  14.620416         --         --         --        --       --       --       --       --
    Venture III No. of Units     26,017     24,487         --         --         --        --       --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- -------- -------- -------- --------
INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
      Value at Start of Year $12.500000         --         --         --         --       --        --       --       --       --
        Value at End of Year  15.341517         --         --         --         --       --        --       --       --       --
    Venture III No. of Units    144,781         --         --         --         --       --        --       --       --       --
 NY Venture III No. of Units      1,006         --         --         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  12.500000         --         --         --         --       --        --       --       --       --
        Value at End of Year  15.336432         --         --         --         --       --        --       --       --       --
    Venture III No. of Units     56,591         --         --         --         --       --        --       --       --       --
 NY Venture III No. of Units      6,025         --         --         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  12.500000         --         --         --         --       --        --       --       --       --
        Value at End of Year  15.321220         --         --         --         --       --        --       --       --       --
    Venture III No. of Units     53,237         --         --         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  12.500000         --         --         --         --       --        --       --       --       --
        Value at End of Year  15.316149         --         --         --         --       --        --       --       --       --
    Venture III No. of Units      6,809         --         --         --         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  12.500000         --         --         --         --       --        --       --       --       --
        Value at End of Year  15.300939         --         --         --         --       --        --       --       --       --
    Venture III No. of Units     30,054         --         --         --         --       --        --       --       --       --

INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  18.468207  15.534502  10.206568  12.923106         --       --        --       --       --       --
        Value at End of Year  19.960658  18.468207  15.534502  10.206568         --       --        --       --       --       --
    Venture III No. of Units    551,672    508,429    316,160    137,846         --       --        --       --       --       --
 NY Venture III No. of Units     25,055     22,890      7,350      4,073         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  17.840011  15.013613   9.869257  12.500000         --       --        --       --       --       --
        Value at End of Year  19.272082  17.840011  15.013613   9.869257         --       --        --       --       --       --
    Venture III No. of Units    172,609    234,775    276,036     78,980         --       --        --       --       --       --
 NY Venture III No. of Units     77,841     84,383     35,182      4,421         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  17.769580  14.976847   9.859838  12.500000         --       --        --       --       --       --
        Value at End of Year  19.167310  17.769580  14.976847   9.859838         --       --        --       --       --       --
    Venture III No. of Units    333,776    354,469    157,210      9,734         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  17.746163  14.964601   9.856697  12.500000         --       --        --       --       --       --
        Value at End of Year  19.132518  17.746163  14.964601   9.856697         --       --        --       --       --       --
    Venture III No. of Units     43,454     69,407     66,406     46,421         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  21.283927  17.974839  12.500000         --         --       --        --       --       --       --
        Value at End of Year  22.912379  21.283927  17.974839         --         --       --        --       --       --       --
    Venture III No. of Units     25,876     28,603     14,669         --         --       --        --       --       --       --

INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  18.755616  15.750610  10.334358  12.616712  13.367973       --        --       --       --       --
        Value at End of Year  20.313661  18.755616  15.750610  10.334358  12.616712       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                              ---------  ---------  ---------  --------- ---------- --------- -------- -------- -------- --------
    Venture III No. of Units     47,391     64,365     59,349     57,816     13,083       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year  17.348142  14.575939   9.568402  11.687448  12.500000       --        --       --       --       --
        Value at End of Year  18.779909  17.348142  14.575939   9.568402  11.687448       --        --       --       --       --
    Venture III No. of Units     31,531     46,825     41,942     27,695        321       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
      Value at Start of Year  17.259400  14.523185   9.548061  11.680121  12.500000       --        --       --       --       --
        Value at End of Year  18.655922  17.259400  14.523185   9.548061  11.680121       --        --       --       --       --
    Venture III No. of Units      1,169      3,085      9,655      9,734        321       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year $17.229899 $14.505634 $ 9.541288 $11.677685 $12.500000       --        --       --       --       --
        Value at End of Year  18.614757  17.229899  14.505634   9.541288  11.677685       --        --       --       --       --
    Venture III No. of Units     84,068     21,580     28,195     49,057     11,321       --        --       --       --       --

INTERNATIONAL STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  14.483618  12.765244   9.962987  12.868047         --       --        --       --       --       --
        Value at End of Year  16.484777  14.483618  12.765244   9.962987         --       --        --       --       --       --
    Venture III No. of Units    488,083    509,688    450,208    176,920         --       --        --       --       --       --
 NY Venture III No. of Units      8,135      8,907      4,807     14,269         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.050808  12.389988   9.674956  12.500000         --       --        --       --       --       --
        Value at End of Year  15.984195  14.050808  12.389988   9.674956         --       --        --       --       --       --
    Venture III No. of Units    329,380    395,719    422,409    284,865         --       --        --       --       --       --
 NY Venture III No. of Units     17,799     19,936     16,892     12,367         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  13.995306  12.359623   9.665705  12.500000         --       --        --       --       --       --
        Value at End of Year  15.897270  13.995306  12.359623   9.665705         --       --        --       --       --       --
    Venture III No. of Units    125,223    133,773    101,503     28,119         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  13.976842  12.349503   9.662625  12.500000         --       --        --       --       --       --
        Value at End of Year  15.868390  13.976842  12.349503   9.662625         --       --        --       --       --       --
    Venture III No. of Units     43,834     65,951     75,853     70,786         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  18.405332  16.286845  12.500000         --         --       --        --       --       --       --
        Value at End of Year  20.864973  18.405332  16.286845         --         --       --        --       --       --       --
    Venture III No. of Units      8,058      6,902      6,302         --         --       --        --       --       --       --

INTERNATIONAL STOCK TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  12.936882  11.378475   8.879457  11.527320  12.212749       --        --       --       --       --
        Value at End of Year  14.754587  12.936882  11.378475   8.879457  11.527320       --        --       --       --       --
    Venture III No. of Units     99,150    122,226    140,930    131,348     35,653       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year  13.038216  11.473346   8.957969  11.635074  12.500000       --        --       --       --       --
        Value at End of Year  14.862751  13.038216  11.473346   8.957969  11.635074       --        --       --       --       --
    Venture III No. of Units     88,700    136,031    154,065    176,546      1,577       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
      Value at Start of Year  12.971477  11.431790   8.938910  11.627790  12.500000       --        --       --       --       --
        Value at End of Year  14.764581  12.971477  11.431790   8.938910  11.627790       --        --       --       --       --
    Venture III No. of Units     18,995     20,912     25,089     28,119      1,577       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  12.949312  11.417982   8.932575  11.625360  12.500000       --        --       --       --       --
        Value at End of Year  14.732014  12.949312  11.417982   8.932575  11.625360       --        --       --       --       --
    Venture III No. of Units     51,870     67,431     76,243     81,325     27,818       --        --       --       --       --

INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  17.515517  14.671519  10.320663  13.194820         --       --        --       --       --       --
        Value at End of Year  19.005873  17.515517  14.671519  10.320663         --       --        --       --       --       --
    Venture III No. of Units  2,365,952  1,963,880  1,169,969    396,766         --       --        --       --       --       --
 NY Venture III No. of Units    111,421     65,522     48,600     56,165         --       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                              ---------  ---------  ---------  --------- ---------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at End of Year  17.972367  16.571302  13.887566   9.774073         --       --        --       --       --       --
    Venture III No. of Units  1,778,386  1,776,210  1,735,805    872,145         --       --        --       --       --       --
 NY Venture III No. of Units    274,198    239,822    155,887     40,129         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  16.505871  13.853534   9.764733  12.500000         --       --        --       --       --       --
        Value at End of Year  17.874645  16.505871  13.853534   9.764733         --       --        --       --       --       --
    Venture III No. of Units  1,308,769  1,011,065    524,999     13,226         --       --        --       --       --       --

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year $16.484112 $13.842199 $ 9.761622 $12.500000         --       --        --       --       --       --
        Value at End of Year  17.842191  16.484112  13.842199   9.761622         --       --        --       --       --       --
    Venture III No. of Units    247,003    151,299    168,196     97,871         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  20.550785  17.283080  12.500000         --         --       --        --       --       --       --
        Value at End of Year  22.210653  20.550785  17.283080         --         --       --        --       --       --       --
    Venture III No. of Units    120,713     62,710     38,651         --         --       --        --       --       --       --

INTERNATIONAL VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
      Value at Start of Year  14.400513  12.045466   8.453467  10.459987  10.762649       --        --       --       --       --
        Value at End of Year  15.658687  14.400513  12.045466   8.453467  10.459987       --        --       --       --       --
    Venture III No. of Units    417,916    377,884    383,809    345,356     61,580       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year  16.452869  13.769068   9.667908  11.968682  12.500000       --        --       --       --       --
        Value at End of Year  17.881443  16.452869  13.769068   9.667908  11.968682       --        --       --       --       --
    Venture III No. of Units    348,919    283,755    286,750    288,965      4,571       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
      Value at Start of Year  16.368662  13.719209   9.647340  11.961174  12.500000       --        --       --       --       --
        Value at End of Year  17.763346  16.368662  13.719209   9.647340  11.961174       --        --       --       --       --
    Venture III No. of Units     29,355      7,261      9,676     13,226      4,571       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  16.340688  13.702625   9.640492  11.958679  12.500000       --        --       --       --       --
        Value at End of Year  17.724137  16.340688  13.702625   9.640492  11.958679       --        --       --       --       --
    Venture III No. of Units    126,013    104,824    116,289     97,258     12,424       --        --       --       --       --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
      Value at Start of Year  14.560248  14.145464  13.410129  12.572482         --       --        --       --       --       --
        Value at End of Year  14.612716  14.560248  14.145464  13.410129         --       --        --       --       --       --
    Venture III No. of Units  1,409,281    788,314    688,538    287,878         --       --        --       --       --       --
 NY Venture III No. of Units    401,675     46,103     38,438     36,633         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
      Value at Start of Year  14.457233  14.052420  13.328579  12.500000         --       --        --       --       --       --
        Value at End of Year  14.502086  14.457233  14.052420  13.328579         --       --        --       --       --       --
    Venture III No. of Units    503,001    789,728    900,531    419,580         --       --        --       --       --       --
 NY Venture III No. of Units    117,279     82,884     69,069    127,399         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
      Value at Start of Year  14.400139  14.017992  13.315887  12.500000         --       --        --       --       --       --
        Value at End of Year  14.423226  14.400139  14.017992  13.315887         --       --        --       --       --       --
    Venture III No. of Units    742,543    424,978    261,061     25,767         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
      Value at Start of Year  14.381138  14.006517  13.311657  12.500000         --       --        --       --       --       --
        Value at End of Year  14.397011  14.381138  14.006517  13.311657         --       --        --       --       --       --
    Venture III No. of Units     59,544     85,289    137,550     78,495         --       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
      Value at Start of Year  13.038177  12.717659  12.500000         --         --       --        --       --       --       --
        Value at End of Year  13.033043  13.038177  12.717659         --         --       --        --       --       --       --
    Venture III No. of Units     35,487     33,403     15,991         --         --       --        --       --       --       --

INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

                                YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED    ENDED    ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
                              ---------  ---------  ---------  --------- ---------- --------- -------- -------- -------- --------
      Value at Start of Year  17.177225  16.662143  15.783782  14.596065  14.548528       --        --       --       --       --
        Value at End of Year  17.279213  17.177225  16.662143  15.783782  14.596065       --        --       --       --       --
    Venture III No. of Units     95,627    168,152    199,382    241,676     79,417       --        --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
      Value at Start of Year  14.746605  14.311576  13.563910  12.549501  12.500000       --        --       --       --       --
        Value at End of Year  14.826768  14.746605  14.311576  13.563910  12.549501       --        --       --       --       --
    Venture III No. of Units    145,901    203,908    281,029    338,463     36,249       --        --       --       --       --

                               YEAR        YEAR        YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR
                               ENDED      ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED
                             12/31/05    12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ----------  --------  --------  --------  -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year $14.671153 $14.259793 $13.535125 $12.541663 $12.500000        --        --        --        --       --
       Value at End of Year  14.728863  14.671153  14.259793  13.535125  12.541663        --        --        --        --       --
   Venture III No. of Units      7,439     11,049     13,473     25,767     36,249        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  14.646103  14.242579  13.525539  12.539051  12.500000        --        --        --        --       --
       Value at End of Year  14.696388  14.646103  14.242579  13.525539  12.539051        --        --        --        --       --
   Venture III No. of Units    119,558    147,811    164,404    223,041     70,365        --        --        --        --       --
LARGE CAP GROWTH TRUST - SERIES II SHARES (units first credited
5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year  12.285043  11.782886   9.564734  11.840595         --        --        --        --        --       --
       Value at End of Year  12.081617  12.285043  11.782886   9.564734         --        --        --        --        --       --
   Venture III No. of Units  1,329,866  1,476,772  1,240,492    437,895         --        --        --        --        --       --
NY Venture III No. of Units     88,515     86,595     59,592     48,413         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  12.952105  12.428913  10.094184  12.500000         --        --        --        --        --       --
       Value at End of Year  12.731269  12.952105  12.428913  10.094184         --        --        --        --        --       --
   Venture III No. of Units  1,053,481  1,213,022  1,301,240    635,202         --        --        --        --        --       --
NY Venture III No. of Units    358,362    398,919    325,705     54,024         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or
Contracts with GEM (all issue dates)
     Value at Start of Year  12.900915  12.398438  10.084538  12.500000         --        --        --        --        --       --
       Value at End of Year  12.661997  12.900915  12.398438  10.084538         --        --        --        --        --       --
   Venture III No. of Units    568,378    611,324     45,555     13,459         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  12.883936  12.388316  10.081330  12.500000         --        --        --        --        --       --
       Value at End of Year  12.639036  12.883936  12.388316  10.081330         --        --        --        --        --       --
   Venture III No. of Units     89,460    101,051    135,004     90,514         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after
5-5-2003)
     Value at Start of Year  15.214354  14.651116  12.500000         --         --        --        --        --        --       --
       Value at End of Year  14.902853  15.214354  14.651116         --         --        --        --        --        --       --
   Venture III No. of Units     45,580     32,842     26,494         --         --        --        --        --        --       --
LARGE CAP GROWTH TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year  15.587143  14.925307  12.107110  15.950869  17.312358        --        --        --        --       --
       Value at End of Year  15.370201  15.587143  14.925307  12.107110  15.950869        --        --        --        --       --
   Venture III No. of Units    265,189    347,545    379,071    420,217    109,977        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003
(not issued in NY))
     Value at Start of Year  11.162316  10.693727   8.678872  11.439961  12.500000        --        --        --        --       --
       Value at End of Year  11.001474  11.162316  10.693727   8.678872  11.439961        --        --        --        --       --
   Venture III No. of Units    344,821    535,598    620,112    672,721      9,276        --        --        --        --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year  11.105180  10.654992   8.660404  11.432796  12.500000        --        --        --        --       --
       Value at End of Year  10.928800  11.105180  10.654992   8.660404  11.432796        --        --        --        --       --
   Venture III No. of Units     19,012     30,300     45,555     47,632      9,276        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  11.086209  10.642123   8.654260  11.430412  12.500000        --        --        --        --       --
       Value at End of Year  10.904690  11.086209  10.642123   8.654260  11.430412        --        --        --        --       --
   Venture III No. of Units    226,691    254,429    251,384    370,673     40,103        --        --        --        --       --
LARGE CAP TRUST - SERIES II SHARES (units first
credited 5-01-2005)
Contracts with no Optional Benefits

                               YEAR        YEAR        YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR
                               ENDED      ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED
                             12/31/05    12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97 12/31/96
                             ---------  ---------   --------   --------   --------  --------  --------  --------  -------- --------
     Value at Start of Year  12.500000         --         --         --         --        --        --        --        --       --
       Value at End of Year  13.771538         --         --         --         --        --        --        --        --       --
   Venture III No. of Units      3,117         --         --         --         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  12.500000         --         --         --         --        --        --        --        --       --
       Value at End of Year  13.766971         --         --         --         --        --        --        --        --       --
   Venture III No. of Units      3,843         --         --         --         --        --        --        --        --       --
NY Venture III No. of Units        176         --         --         --         --        --        --        --        --       --

                               YEAR        YEAR        YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR
                               ENDED      ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED
                             12/31/05    12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ----------  --------  --------  --------  -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or
Contracts with GEM (all issue dates)
     Value at Start of Year $12.500000         --         --         --         --        --        --        --        --       --
       Value at End of Year  13.753296         --         --         --         --        --        --        --        --       --
   Venture III No. of Units      3,601         --         --         --         --        --        --        --        --       --

LARGE CAP VALUE TRUST - SERIES II SHARES (units first credited
5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year  18.844382  15.764264  12.500000         --         --        --        --        --        --       --
       Value at End of Year  21.366136  18.844382  15.764264         --         --        --        --        --        --       --
   Venture III No. of Units    511,731    273,710     81,629         --         --        --        --        --        --       --
NY Venture III No. of Units     26,031     12,343        861         --         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  18.828756  15.759084  12.500000         --         --        --        --        --        --       --
       Value at End of Year  21.337786  18.828756  15.759084         --         --        --        --        --        --       --
   Venture III No. of Units    171,268     91,834      7,623         --         --        --        --        --        --       --
NY Venture III No. of Units     27,951     19,031     11,164         --         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or
Contracts with GEM (all issue dates)
     Value at Start of Year  18.781986  15.743584  12.500000         --         --        --        --        --        --       --
       Value at End of Year  21.253004  18.781986  15.743584         --         --        --        --        --        --       --
   Venture III No. of Units    315,857    138,211     41,873         --         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  18.766420  15.738428  12.500000         --         --        --        --        --        --       --
       Value at End of Year  21.224802  18.766420  15.738428         --         --        --        --        --        --       --
   Venture III No. of Units     60,611     26,724        498         --         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after
5-5-2003)
     Value at Start of Year  18.719780  15.722930  12.500000         --         --        --        --        --        --       --
       Value at End of Year  21.140428  18.719780  15.722930         --         --        --        --        --        --       --
   Venture III No. of Units     26,753      7,061      1,844         --         --        --        --        --        --       --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year  15.138919  13.261867   9.993367  12.481030         --        --        --        --        --       --
       Value at End of Year  16.451344  15.138919  13.261867   9.993367         --        --        --        --        --       --
   Venture III No. of Units  3,739,525  3,500,583  1,645,281    174,966         --        --        --        --        --       --
NY Venture III No. of Units    211,686    202,664    123,453     65,066         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  15.141947  13.271161  10.005369  12.500000         --        --        --        --        --       --
       Value at End of Year  16.446429  15.141947  13.271161  10.005369         --        --        --        --        --       --
   Venture III No. of Units  2,053,300  2,154,929  1,976,258    622,163         --        --        --        --        --       --
NY Venture III No. of Units  1,238,355  1,214,706    592,625     20,954         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or
Contracts with GEM (all issue dates)
     Value at Start of Year  15.082149  13.238642   9.995815  12.500000         --        --        --        --        --       --
       Value at End of Year  16.357014  15.082149  13.238642   9.995815         --        --        --        --        --       --
   Venture III No. of Units  3,479,824  3,436,912  1,576,341     19,680         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  15.062247  13.227795   9.992622  12.500000         --        --        --        --        --        --
       Value at End of Year  16.327296  15.062247  13.227795   9.992622         --        --        --        --        --        --
   Venture III No. of Units    228,050    250,519    219,644     99,657         --        --        --        --        --        --
Contracts with the Annual Step Death Benefit and GEM (issued on or after
5-5-2003)
     Value at Start of Year  18.116158  15.933705  12.500000         --         --        --        --        --        --       --
       Value at End of Year  19.608352  18.116158  15.933705         --         --        --        --        --        --       --
   Venture III No. of Units    370,668    388,358    223,845         --         --        --        --        --        --       --

                               YEAR        YEAR        YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR
                               ENDED      ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED
                             12/31/05    12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97 12/31/96
                             ---------  ---------  ---------  ---------  ---------  --------  --------  --------  -------- --------
LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES
I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year  14.846236  13.005463   9.800163  12.565579  13.142476        --        --        --        --       --
       Value at End of Year  16.157401  14.846236  13.005463   9.800163  12.565579        --        --        --        --       --
   Venture III No. of Units    204,235    303,369    188,984    190,227     25,184        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003
(not issued in NY))
     Value at Start of Year  13.979846  12.252635   9.237487  11.850047  12.500000        --        --        --        --       --
       Value at End of Year  15.206907  13.979846  12.252635   9.237487  11.850047        --        --        --        --       --
   Venture III No. of Units    335,991    397,658    325,147    292,431      1,949        --        --        --        --       --

                               YEAR        YEAR        YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR
                               ENDED      ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED
                             12/31/05    12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ----------  --------  --------  --------  -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year $13.908310 $12.208281 $ 9.217842 $11.842624 $12.500000        --        --        --        --       --
       Value at End of Year  15.106492  13.908310  12.208281   9.217842  11.842624        --        --        --        --       --
   Venture III No. of Units     14,607     14,773     14,728     19,680      1,949        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  13.884521  12.193514   9.211296  11.840156  12.500000        --        --        --        --       --
       Value at End of Year  15.073143  13.884521  12.193514   9.211296  11.840156        --        --        --        --       --
   Venture III No. of Units    109,718    140,531    122,785    120,911     19,005        --        --        --        --       --

LIFESTYLE BALANCED TRUST (FORMERLY LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year  15.209160  13.634469  11.180582  12.327537         --        --        --        --        --       --
       Value at End of Year  15.979079  15.209160  13.634469  11.180582         --        --        --        --        --       --
   Venture III No. of Units 94,296,454 37,702,364 10,629,539  1,901,755         --        --        --        --        --       --
NY Venture III No. of Units  4,738,222  1,650,704    555,532    168,815         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  15.401622  13.813917  11.333399  12.500000         --        --        --        --        --       --
       Value at End of Year  16.173228  15.401622  13.813917  11.333399         --        --        --        --        --       --
   Venture III No. of Units  9,920,421  9,759,355  9,000,114  2,866,630         --        --        --        --        --       --
NY Venture III No. of Units  5,378,750  3,354,894  1,316,951    486,764         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or
Contracts with GEM (all issue dates)
     Value at Start of Year  15.340795  13.780067  11.322585  12.500000         --        --        --        --        --       --
       Value at End of Year  16.085280  15.340795  13.780067  11.322585         --        --        --        --        --       --
   Venture III No. of Units 55,966,479 25,445,741  7,057,793    183,344         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  15.320561  13.768789  11.318976  12.500000         --        --        --        --        --       --
       Value at End of Year  16.056061  15.320561  13.768789  11.318976         --        --        --        --        --       --
   Venture III No. of Units  2,092,464  2,147,299  1,902,040    640,910         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after
5-5-2003)
     Value at Start of Year  16.128566  14.516768  12.500000         --         --        --        --        --        --       --
       Value at End of Year  16.877598  16.128566  14.516768         --         --        --        --        --        --       --
   Venture III No. of Units  3,369,127  2,197,134  1,035,517         --         --        --        --        --        --       --

LIFESTYLE BALANCED TRUST (FORMERLY LIFESTYLE BALANCED 640 TRUST) - SERIES I
SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year  18.378638  16.463825  13.500740  15.242085  15.555750        --        --        --        --       --
       Value at End of Year  19.323172  18.378638  16.463825  13.500740  15.242085        --        --        --        --       --
   Venture III No. of Units  1,774,783  2,007,240  1,711,418  1,494,115    306,070        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003
(not issued in NY))
     Value at Start of Year  14.694746  13.170349  10.805397  12.205200  12.500000        --        --        --        --       --
       Value at End of Year  15.442248  14.694746  13.170349  10.805397  12.205200        --        --        --        --       --
   Venture III No. of Units  1,992,227  2,277,577  2,120,763  1,798,668      6,123        --        --        --        --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year  14.619557  13.122672  10.782427  12.197559  12.500000        --        --        --        --       --
       Value at End of Year  15.340293  14.619557  13.122672  10.782427  12.197559        --        --        --        --       --
   Venture III No. of Units    231,639    187,058    161,405    183,344      6,123        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  14.594574  13.106824  10.774795  12.195023  12.500000        --        --        --        --       --
       Value at End of Year  15.306429  14.594574  13.106824  10.774795  12.195023        --        --        --        --       --
   Venture III No. of Units  1,403,312  1,504,706  1,375,475  1,136,156    245,748        --        --        --        --       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

                               YEAR        YEAR        YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR
                               ENDED      ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED
                             12/31/05    12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97 12/31/96
                             ---------  ---------  ---------  ---------  ---------  --------  --------  --------  -------- --------
     Value at Start of Year  14.669371  13.744482  12.526309  12.551523         --        --        --        --        --       --
       Value at End of Year  14.834829  14.669371  13.744482  12.526309         --        --        --        --        --       --
   Venture III No. of Units  9,393,143  5,445,174  2,396,267    439,049         --        --        --        --        --       --
NY Venture III No. of Units    504,755    207,725    133,615     54,752         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  14.589891  13.676874  12.470921  12.500000         --        --        --        --        --       --
       Value at End of Year  14.747100  14.589891  13.676874  12.470921         --        --        --        --        --       --
   Venture III No. of Units  1,164,691  1,468,065  1,727,749    785,173         --        --        --        --        --       --
NY Venture III No. of Units    684,576    292,196    191,143    237,071         --        --        --        --        --       --

                               YEAR        YEAR        YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR
                               ENDED      ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED
                             12/31/05    12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97 12/31/96
                            ---------- ---------- ---------- ---------- ----------  --------  --------  --------  -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or
Contracts with GEM (all issue dates)
     Value at Start of Year $14.532273 $13.643360 $12.459034 $12.500000         --        --        --        --        --       --
       Value at End of Year  14.666899  14.532273  13.643360  12.459034         --        --        --        --        --       --
   Venture III No. of Units  3,457,488  2,136,364    878,833     11,178         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  14.513110  13.632204  12.455071  12.500000         --        --        --        --        --       --
       Value at End of Year  14.640250  14.513110  13.632204  12.455071         --        --        --        --        --       --
   Venture III No. of Units    259,431    257,387    365,880    221,760         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after
5-5-2003)
     Value at Start of Year  14.091319  13.255928  12.500000         --         --        --        --        --        --       --
       Value at End of Year  14.193526  14.091319  13.255928         --         --        --        --        --        --       --
   Venture III No. of Units    567,074    280,001    145,481         --         --        --        --        --        --       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) -
SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year  19.327860  18.096503  16.492074  16.482670  16.436319        --        --        --        --       --
       Value at End of Year  19.560572  19.327860  18.096503  16.492074  16.482670        --        --        --        --       --
   Venture III No. of Units    275,146    314,008    390,941    450,477    132,143        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003
(not issued in NY))
     Value at Start of Year  14.651524  13.724973  12.514382  12.513503  12.500000        --        --        --        --       --
       Value at End of Year  14.820541  14.651524  13.724973  12.514382  12.513503        --        --        --        --       --
   Venture III No. of Units    230,460    304,138    368,076    394,634      4,879        --        --        --        --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year  14.576568  13.675309  12.487808  12.505683  12.500000        --        --        --        --       --
       Value at End of Year  14.722676  14.576568  13.675309  12.487808  12.505683        --        --        --        --       --
   Venture III No. of Units      5,251      7,153      9,355     11,178      4,879        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  14.551671  13.658793  12.478970  12.503081  12.500000        --        --        --        --       --
       Value at End of Year  14.690205  14.551671  13.658793  12.478970  12.503081        --        --        --        --       --
   Venture III No. of Units     98,194    113,234     96,118    138,479     71,318        --        --        --        --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year  15.124169  13.417365  10.537942  12.345414         --        --        --        --        --       --
       Value at End of Year  16.143470  15.124169  13.417365  10.537942         --        --        --        --        --       --
   Venture III No. of Units 96,307,550 37,246,678  9,147,664  1,221,069         --        --        --        --        --       --
NY Venture III No. of Units  3,888,784  1,885,475    508,291     49,114         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year  15.293355  13.574266  10.666497  12.500000         --        --        --        --        --       --
       Value at End of Year  16.315932  15.293355  13.574266  10.666497         --        --        --        --        --       --
   Venture III No. of Units  8,510,674  8,582,094  7,642,690  2,318,975         --        --        --        --        --       --
NY Venture III No. of Units  4,979,384  3,205,885  1,015,744    324,491         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or
Contracts with GEM (all issue dates)
     Value at Start of Year  15.232955  13.540994  10.656315  12.500000         --        --        --        --        --       --
       Value at End of Year  16.227210  15.232955  13.540994  10.656315         --        --        --        --        --       --
   Venture III No. of Units 66,073,107 27,495,124  6,423,351     75,942         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year  15.212876  13.529929  10.652927  12.500000         --        --        --        --        --       --
       Value at End of Year  16.197734  15.212876  13.529929  10.652927         --        --        --        --        --       --
   Venture III No. of Units  1,619,428  1,741,522  1,520,746    631,146         --        --        --        --        --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after
5-5-2003)
     Value at Start of Year  17.038038  15.175979  12.500000         --         --        --        --        --        --       --

                               YEAR        YEAR        YEAR      YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR
                               ENDED      ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED
                             12/31/05    12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97 12/31/96
                             ---------  ---------  ---------  ---------  ---------  --------  --------  --------  -------- --------
       Value at End of Year  18.113956  17.038038  15.175979         --         --        --        --        --        --       --
   Venture III No. of Units  2,896,914  1,650,078    756,310         --         --        --        --        --        --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES
(units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year  17.019485  15.100432  11.849829  14.315720  14.735583        --        --        --        --       --
       Value at End of Year  18.192018  17.019485  15.100432  11.849829  14.315720        --        --        --        --       --
   Venture III No. of Units  1,372,384  1,371,887  1,278,452  1,181,524    286,359        --        --        --        --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year $14.326199 $12.717199 $ 9.984603 $12.068379 $12.500000       --       --       --       --       --
    Value at End of Year  15.305550  14.326199  12.717199   9.984603  12.068379       --       --       --       --       --
      Venture III No. of
                   Units  1,929,805  2,209,873  1,906,901  1,801,133      6,575       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year  14.252881  12.671161   9.963377  12.060834  12.500000       --       --       --       --       --
    Value at End of Year  15.204461  14.252881  12.671161   9.963377  12.060834       --       --       --       --       --
      Venture III No. of
                   Units    105,686     68,477     63,807     75,942      6,575       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  14.228530  12.655845   9.956305  12.058318  12.500000       --       --       --       --       --
    Value at End of Year  15.170921  14.228530  12.655845   9.956305  12.058318       --       --       --       --       --
      Venture III No. of
                   Units    959,607  1,053,932    966,730    823,238    148,069       --       --       --       --       --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year  14.999837  13.733715  11.849812  12.455604         --       --       --       --       --       --
    Value at End of Year  15.345154  14.999837  13.733715  11.849812         --       --       --       --       --       --
      Venture III No. of
                   Units 23,696,672 11,582,654  4,375,936    898,122         --       --       --       --       --       --
   NY Venture III No. of
                   Units    972,142    564,943    215,066     81,435         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  15.033490  13.771413  11.888265  12.500000         --       --       --       --       --       --
    Value at End of Year  15.371921  15.033490  13.771413  11.888265         --       --       --       --       --       --
      Venture III No. of
                   Units  2,947,609  3,473,439  3,593,850  1,246,184         --       --       --       --       --       --
   NY Venture III No. of
                   Units  1,665,305    998,003    387,094    214,108         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  14.974101  13.737664  11.876927  12.500000         --       --       --       --       --       --
    Value at End of Year  15.288301  14.974101  13.737664  11.876927         --       --       --       --       --       --
 Venture III No. of Units 10,558,478  5,301,216  1,857,801    34,204         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  14.954394  13.726448  11.873154  12.500000         --       --       --       --       --       --
    Value at End of Year  15.260576  14.954394  13.726448  11.873154         --       --       --       --       --       --
      Venture III No. of    536,227    649,668    587,221    279,254         --       --       --       --       --       --
                   Units

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  15.104613  13.885213  12.500000         --         --       --       --       --       --       --
    Value at End of Year  15.390838  15.104613  13.885213         --         --       --       --       --       --       --
 Venture III No. of Units    986,641    712,600    327,981        --         --       --       --       --       --       --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  19.098413  17.486321  15.087623  15.984331  16.172399       --       --       --       --       --
    Value at End of Year  19.566797  19.098413  17.486321  15.087623  15.984331       --       --       --       --       --
 Venture III No. of Units    528,972    635,589    624,029   557,523    115,445       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year  14.700722  13.466590  11.625111  12.322172  12.500000       --       --       --       --       --
    Value at End of Year  15.053744  14.700722  13.466590  11.625111  12.322172       --       --       --       --       --
 Venture III No. of Units    638,792    744,900    783,613   851,567      8,967       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
 (not issued in NY))
  Value at Start of Year  14.625498  13.417828  11.600405  12.314464  12.500000       --       --       --       --       --
    Value at End of Year  14.954326  14.625498  13.417828  11.600405  12.314464       --       --       --       --       --
 Venture III No. of Units     24,007     21,112     36,387    34,204      8,967       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  14.600514  13.401637  11.592190  12.311897  12.500000       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
    Value at End of Year  14.921341  14.600514  13.401637  11.592190  12.311897       --       --       --       --       --
 Venture III No. of Units    288,994    372,448    511,850    500,929    159,770       --       --       --       --       --

MERCURY BASIC VALUE V.I. FUND (FORMERLY MERRILL LYNCH BASIC VALUE V.I. FUND) - CLASS II SHARES (units first credited 7-20-1998)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  14.055326  12.881154   9.842178  12.186911  12.500000       --       --       --       --       --
    Value at End of Year  14.210588  14.055326  12.881154   9.842178  12.186911       --       --       --       --       --
 Venture III No. of Units     1,328         --         --         --         --       --       --       --       --       --
 Venture III No. of Units        --      5,719      7,270      7,361      1,275       --       --       --       --       --


                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year $14.277389 $13.091226 $10.007673 $10.610880 $12.500000       --       --       --       --       --
    Value at End of Year  14.427907  14.277389  13.091226  10.007673  10.610880       --       --       --       --       --
 Venture III No. of Units    12,255     15,165     15,240     14,836         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year         --  13.043818   9.986389  10.610880  12.500000       --       --       --       --       --
    Value at End of Year         --  14.204301  13.043818   9.986389  10.610880       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year         --  13.028057   9.979306  12.387691  12.500000       --       --       --       --       --
    Value at End of Year         --  14.180035  13.028057   9.979306  12.387691       --       --       --       --       --

MERCURY GLOBAL ALLOCATION V.I. FUND (FORMERLY, MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND) - CLASS II SHARES (units first credited
11-21-2003)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year         --  14.908200  13.812889         --         --       --       --       --       --       --
    Value at End of Year         --  16.746399  14.908200         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year         --  17.151964  15.892669         --         --       --       --       --       --       --
    Value at End of Year         --  19.257165  17.151964         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year         --  17.089868  15.837724         --         --       --       --       --       --       --
    Value at End of Year         --  19.158629  17.089868         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year         --  17.069232  15.819464         --         --       --       --       --       --       --
    Value at End of Year         --  19.125904  17.069232         --         --       --       --       --       --       --

MERCURY VALUE OPPORTUNITIES V.I. FUND (FORMERLY, MERRILL LYNCH VALUE OPPORTUNITIES V.I. FUND (FORMERLY "MERRILL LYNCH SMALL CAP
 VALUE V. I. FUND") - CLASS II SHARES (units first credited 7-20-1998) Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  17.507612  15.505126  11.051980  14.756455  12.500000       --       --       --       --       --
    Value at End of Year  18.985215  17.507612  15.505126  11.051980  14.756455       --       --       --       --       --
 Venture III No. of Units     7,024      7,926     10,803     10,911      7,527       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year  15.724179  13.932655   9.936083  10.299734  12.500000       --       --       --       --       --
    Value at End of Year  17.042783  15.724179  13.932655   9.936083  10.299734       --       --       --       --       --
 Venture III No. of Units     4,376      4,472      4,532      4,671         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year         --  13.882224   9.914958  10.299734  12.500000       --       --       --       --       --
    Value at End of Year         --  15.643710  13.882224   9.914958  10.299734       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year         --  13.865460   9.907923  13.262114  12.500000       --       --       --       --       --
    Value at End of Year         --  15.616999  13.865460   9.907923  13.262114       --       --       --       --       --

MID CAP CORE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
  Value at Start of Year  16.990840  15.135149  12.500000         --         --       --       --       --       --       --
    Value at End of Year  17.697987  16.990840  15.135149         --         --       --       --       --       --       --
 Venture III No. of Units   387,718    343,304    201,343         --         --       --       --       --       --       --
   NY Venture III No. of     29,763     40,501     20,504         --         --       --       --       --       --       --
                   Units

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  16.976776  15.130185  12.500000         --         --       --       --       --       --       --
    Value at End of Year  17.674522  16.976776  15.130185         --         --       --       --       --       --       --
 Venture III No. of Units    63,822     89,751     48,056         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units     41,745     98,814     51,742         --         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  16.934560  15.115286  12.500000         --         --       --       --       --       --       --
    Value at End of Year  17.604230  16.934560  15.115286         --         --       --       --       --       --       --
 Venture III No. of Units   221,679    243,114    110,465         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  16.920510  15.110324  12.500000         --         --       --       --       --       --       --
    Value at End of Year  17.580858  16.920510  15.110324         --         --       --       --       --       --       --
 Venture III No. of Units     7,503     12,799      8,264         --         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year $16.878461 $15.095447 $12.500000         --         --       --       --       --       --       --
    Value at End of Year  17.510952  16.878461  15.095447         --         --       --       --       --       --       --
 Venture III No. of Units    23,820     22,544     16,944         --         --       --       --       --       --       --

MID CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year  15.701105  13.803063  10.446948  13.063020         --       --       --       --       --       --
    Value at End of Year  17.266146  15.701105  13.803063  10.446948         --       --       --       --       --       --
 Venture III No. of Units   777,606    789,337    578,414    153,193         --       --       --       --       --       --
   NY Venture III No. of
                   Units     45,505     42,610     23,420     35,062         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  15.004583  13.197348   9.993492  12.500000         --       --       --       --       --       --
    Value at End of Year  16.491984  15.004583  13.197348   9.993492         --       --       --       --       --       --
 Venture III No. of Units   524,786    605,135    632,676    346,118         --       --       --       --       --       --
   NY Venture III No. of
                   Units    115,037    119,148     72,672     26,727         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  14.945326  13.165014   9.983954  12.500000         --       --       --       --       --       --
    Value at End of Year  16.402310  14.945326  13.165014   9.983954         --       --       --       --       --       --
 Venture III No. of Units   515,525    511,084    295,326      1,169         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  14.925609  13.154235   9.980766  12.500000         --       --       --       --       --       --
    Value at End of Year  16.372512  14.925609  13.154235   9.980766         --       --       --       --       --       --
 Venture III No. of Units    72,368    106,929    110,364     59,448         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  18.002151  15.889526  12.500000         --         --       --       --       --       --       --
    Value at End of Year  19.717803  18.002151  15.889526         --         --       --       --       --       --       --
 Venture III No. of Units    27,551     21,883     18,378         --         --       --       --       --       --       --

MID CAP INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  16.114510  14.144608  10.685918  12.805647  12.923685       --       --       --       --       --
    Value at End of Year  17.757013  16.114510  14.144608  10.685918  12.805647       --       --       --       --       --
 Venture III No. of Units   132,888    152,792    202,602    161,361     28,983       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year  15.476488  13.591381  10.273100  12.317115  12.500000       --       --       --       --       --
    Value at End of Year  17.045469  15.476488  13.591381  10.273100  12.317115       --       --       --       --       --
 Venture III No. of Units   191,144    260,098    271,347    258,651      3,203       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year  15.397313  13.542198  10.251258  12.309409  12.500000       --       --       --       --       --
    Value at End of Year  16.932924  15.397313  13.542198  10.251258  12.309409       --       --       --       --       --
 Venture III No. of Units     6,992      6,949      7,126      1,169      3,203       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  15.370988  13.525824  10.243985  12.306843  12.500000       --       --       --       --       --
    Value at End of Year  16.895556  15.370988  13.525824  10.243985  12.306843       --       --       --       --       --
 Venture III No. of Units    68,406     76,236     75,013    111,154     16,546       --       --       --       --       --

MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year  15.651048  13.399635   9.595389  11.871001         --       --       --       --       --       --
    Value at End of Year  17.616489  15.651048  13.399635   9.595389         --       --       --       --       --       --
 Venture III No. of Units 2,162,180  1,750,637  1,301,845    270,179         --       --       --       --       --       --
   NY Venture III No. of
                   Units     78,688     55,175     33,593     33,898         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  16.458620  14.098106  10.100601  12.500000         --       --       --       --       --       --
    Value at End of Year  18.516250  16.458620  14.098106  10.100601         --       --       --       --       --       --
 Venture III No. of Units 1,190,521  1,043,898  1,108,921    470,778         --       --       --       --       --       --
   NY Venture III No. of
                   Units    231,243    194,931    112,955     47,469         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  16.393632  14.063561  10.090950  12.500000         --       --       --       --       --       --
    Value at End of Year  18.415590  16.393632  14.063561  10.090950         --       --       --       --       --       --
 Venture III No. of Units 1,352,596  1,054,442    634,970      2,327         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year $16.372012 $14.052054 $10.087730 $12.500000         --       --       --       --       --       --
    Value at End of Year  18.382133  16.372012  14.052054  10.087730         --       --       --       --       --       --
 Venture III No. of Units   146,800    128,480    130,373     76,387         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  18.226877  15.667622  12.500000         --         --       --       --       --       --       --
    Value at End of Year  20.434180  18.226877  15.667622         --         --       --       --       --       --       --
 Venture III No. of Units   124,862    110,240     61,204         --         --       --       --       --       --       --

MID CAP STOCK TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  12.867467  10.989664   7.849726  10.305876  10.223407       --       --       --       --       --
    Value at End of Year  14.501747  12.867467  10.989664   7.849726  10.305876       --       --       --       --       --
 Venture III No. of Units   494,884    378,185    398,229    349,686     81,844       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year  15.574551  13.308373   9.510684  12.492798  12.500000       --       --       --       --       --
    Value at End of Year  17.543915  15.574551  13.308373   9.510684  12.492798       --       --       --       --       --
 Venture III No. of Units   472,099    465,827    519,332    411,914      6,547       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year  15.494815  13.260165   9.490451  12.484975  12.500000       --       --       --       --       --
    Value at End of Year  17.428009  15.494815  13.260165   9.490451  12.484975       --       --       --       --       --
 Venture III No. of Units     9,418      9,400     23,248     11,558      6,547       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  15.468345  13.244140   9.483712  12.482364  12.500000       --       --       --       --       --
    Value at End of Year  17.389576  15.468345  13.244140   9.483712  12.482364       --       --       --       --       --
 Venture III No. of Units   207,376    214,910    285,760    195,459     53,822       --       --       --       --       --

MID CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year  17.182183  14.063217  11.425215  13.178405         --       --       --       --       --       --
    Value at End of Year  18.213594  17.182183  14.063217  11.425215         --       --       --       --       --       --
 Venture III No. of Units 2,676,295  2,841,264  1,871,116    691,652         --       --       --       --       --       --
   NY Venture III No. of
                   Units    138,879    121,447     69,806     91,791         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  16.276189  13.328360  10.833606  12.500000         --       --       --       --       --       --
    Value at End of Year  17.244617  16.276189  13.328360  10.833606         --       --       --       --       --       --
 Venture III No. of Units 1,936,626  2,299,574  2,359,949  1,190,734         --       --       --       --       --       --
   NY Venture III No. of
                   Units    427,207    391,738    225,965    112,237         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  16.211925  13.295703  10.823274  12.500000         --       --       --       --       --       --
    Value at End of Year  17.150869  16.211925  13.295703  10.823274         --       --       --       --       --       --
 Venture III No. of Units 1,746,231  1,709,773    891,759     44,437         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  16.190566  13.284836  10.819828  12.500000         --       --       --       --       --       --
    Value at End of Year  17.119736  16.190566  13.284836  10.819828         --       --       --       --       --       --
 Venture III No. of Units   365,042    496,235    470,354    274,196         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  18.980491  15.597483  12.500000         --         --       --       --       --       --       --
    Value at End of Year  20.039781  18.980491  15.597483         --         --       --       --       --       --       --
 Venture III No. of Units   147,276    150,617     88,023         --         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
MID CAP VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  17.278144  14.113941  11.446104  12.945151  12.507840       --       --       --       --       --
    Value at End of Year  18.356318  17.278144  14.113941  11.446104  12.945151       --       --       --       --       --
 Venture III No. of Units   472,621    667,733    692,949    725,241    151,681       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year  17.307471  14.144985  11.477020  12.986625  12.500000       --       --       --       --       --
    Value at End of Year  18.378308  17.307471  14.144985  11.477020  12.986625       --       --       --       --       --
 Venture III No. of Units   621,742    782,002    810,601    869,847     11,864       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year $17.218926 $14.093791 $11.452627 $12.978503 $12.500000       --       --       --       --       --
    Value at End of Year  18.256956  17.218926  14.093791  11.452627  12.978503       --       --       --       --       --
 Venture III No. of Units    20,289     37,560     40,962     44,437     11,864       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  17.189511  14.076760  11.444511  12.975798  12.500000       --       --       --       --       --
    Value at End of Year  18.216689  17.189511  14.076760  11.444511  12.975798       --       --       --       --       --
 Venture III No. of Units   292,470    375,914    274,159    264,964     63,706       --       --       --       --       --

MID VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  13.958589         --         --         --         --       --       --       --       --       --
 Venture III No. of Units    37,150         --         --         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units      1,266         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  13.953971         --         --         --         --       --       --       --       --       --
 Venture III No. of Units    20,183         --         --         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units      1,128         --         --         --         --       --       --       --       --       --

 Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  13.940107         --         --         --         --       --       --       --       --       --
 Venture III No. of Units    23,834         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  13.935495         --         --         --         --       --       --       --       --       --
 Venture III No. of Units    14,364         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  13.921653         --         --         --         --       --       --       --       --       --
 Venture III No. of Units     9,333         --         --         --         --       --       --       --       --       --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year  12.135513  12.263567  12.420152  12.476982         --       --       --       --       --       --
    Value at End of Year  12.230815  12.135513  12.263567  12.420152         --       --       --       --       --       --
 Venture III No. of Units 4,457,608  2,613,385  2,483,355  1,435,813         --       --       --       --       --       --
   NY Venture III No. of
                   Units    386,402    361,164    222,804    200,546         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  12.141864  12.276141  12.439109  12.500000         --       --       --       --       --       --
    Value at End of Year  12.231129  12.141864  12.276141  12.439109         --       --       --       --       --       --
 Venture III No. of Units 1,477,736  1,517,588  2,110,911  1,967,421         --       --       --       --       --       --
   NY Venture III No. of
                   Units    206,103    122,567    313,967    565,393         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  12.093901  12.246054  12.427253  12.500000         --       --       --       --       --       --
    Value at End of Year  12.164600  12.093901  12.246054  12.427253         --       --       --       --       --       --
 Venture III No. of Units 2,706,502  1,411,618    731,580     61,394         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  12.077955  12.236045  12.423303  12.500000         --       --       --       --       --       --
    Value at End of Year  12.142504  12.077955  12.236045  12.423303         --       --       --       --       --       --
 Venture III No. of Units   309,180    363,462    228,877    363,599         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on  or after 5-5-2003)
  Value at Start of Year  12.180008  12.357999  12.500000            --       --      --       --       --       --       --
    Value at End of Year  12.226792  12.180008  12.357999            --       --      --       --       --       --       --
 Venture III No. of Units   404,852    301,161    179,964            --       --      --       --       --       --       --

MONEY MARKET TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  12.589853  12.697270  12.833898  12.895798  12.857677       --       --       --       --       --
    Value at End of Year  12.714084  12.589853  12.697270  12.833898  12.895798       --       --       --       --       --
 Venture III No. of Units   322,364    431,108    739,705  1,453,977    651,917       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year $12.218199 $12.328626 $12.467518 $12.533918 $12.500000       --       --       --       --       --
    Value at End of Year  12.332616  12.218199  12.328626  12.467518  12.533918       --       --       --       --       --
 Venture III No. of Units   564,750    646,844    813,415  1,722,514    121,926       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year  12.155704  12.284027  12.441060  12.526094  12.500000       --       --       --       --       --
    Value at End of Year  12.251186  12.155704  12.284027  12.441060  12.526094       --       --       --       --       --
 Venture III No. of Units    29,552     62,791     39,223     61,394    121,926       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  12.134914  12.269168  12.432238  12.523480  12.500000       --       --       --       --       --
    Value at End of Year  12.224145  12.134914  12.269168  12.432238  12.523480       --       --       --       --       --
 Venture III No. of Units   185,651    170,388    166,699    863,062    551,853       --       --       --       --       --

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
  Value at Start of Year  21.701596  17.786425  12.500000         --         --       --       --       --       --       --
    Value at End of Year  31.256944  21.701596  17.786425         --         --       --       --       --       --       --
 Venture III No. of Units   679,763    491,491    118,335         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units     36,487     24,341     11,654         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  21.683626  17.780593  12.500000         --         --       --       --       --       --       --
    Value at End of Year  31.215522  21.683626  17.780593         --         --       --       --       --       --       --
 Venture III No. of Units   510,142    363,500    217,836         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units     70,979     49,771     20,424         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  21.629775  17.763098  12.500000         --         --       --       --       --       --       --
    Value at End of Year  31.091556  21.629775  17.763098         --         --       --       --       --       --       --
 Venture III No. of Units   554,874    420,594    127,146         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  21.611852  17.757275  12.500000         --         --       --       --       --       --       --
    Value at End of Year  31.050333  21.611852  17.757275         --         --       --       --       --       --       --
 Venture III No. of Units    88,906     50,175     31,605         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  21.558188  17.739809  12.500000         --         --       --       --       --       --       --
    Value at End of Year  30.927015  21.558188  17.739809         --         --       --       --       --       --       --
 Venture III No. of Units    73,708     28,858      5,467         --         --       --       --       --       --       --

OVERSEAS EQUITY TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  15.134751         --         --         --         --       --       --       --       --       --
 Venture III No. of Units    64,770         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  15.129746         --         --         --         --       --       --       --       --       --
 Venture III No. of Units    15,453         --         --         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units      4,295         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  15.114728         --         --         --         --       --       --       --       --       --
 Venture III No. of Units    21,650         --         --         --         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  15.109718         --         --         --         --       --       --       --       --       --
 Venture III No. of Units     7,620         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  15.094716         --         --         --         --       --       --       --       --       --
 Venture III No. of Units    10,013         --         --         --         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year         -- $14.150722 $10.010302 $12.974060         --       --       --       --       --       --
    Value at End of Year         --  15.528252  14.150722  10.010302         --       --       --       --       --       --
 Venture III No. of Units        --    570,019    317,889    184,066         --       --       --       --       --       --
   NY Venture III No. of
                   Units         --     24,404     12,925      7,480         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year         --  13.622510   9.641458  12.500000         --       --       --       --       --       --
    Value at End of Year         --  14.941139  13.622510   9.641458         --       --       --       --       --       --
 Venture III No. of Units        --    331,843    325,599    252,300         --       --       --       --       --       --
   NY Venture III No. of
                   Units         --     72,615     25,076     13,229         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year         --  13.589131   9.632245  12.500000         --       --       --       --       --       --
    Value at End of Year         --  14.882137  13.589131   9.632245         --       --       --       --       --       --
 Venture III No. of Units        --    235,635    118,496      2,345         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year         --  13.578018   9.629170  12.500000         --       --       --       --       --       --
    Value at End of Year         --  14.862517  13.578018   9.629170         --       --       --       --       --       --
 Venture III No. of Units        --    145,592     37,591     19,627         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year         --  17.899785  12.500000         --         --       --       --       --       --       --
    Value at End of Year         --  19.563686  17.899785         --         --       --       --       --       --       --
 Venture III No. of Units        --     61,639      4,640         --         --       --       --       --       --       --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year         --  11.418499   8.070566  10.444462  11.328059       --       --       --       --       --
    Value at End of Year         --  12.555243  11.418499   8.070566  10.444462       --       --       --       --       --
 Venture III No. of Units        --    144,765    141,443    165,874     36,514       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year         --  12.436745   8.794649  11.387239  12.500000       --       --       --       --       --
    Value at End of Year         --  13.668010  12.436745   8.794649  11.387239       --       --       --       --       --
 Venture III No. of Units        --    133,321    150,058    152,627        173       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
 (not issued in NY))
  Value at Start of Year         --  12.391721   8.775947  11.380104  12.500000       --       --       --       --       --
    Value at End of Year         --  13.598078  12.391721   8.775947  11.380104       --       --       --       --       --
 Venture III No. of Units        --      1,343      2,441      2,345        173       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year         --  12.376751   8.769721  11.377732  12.500000       --       --       --       --       --
    Value at End of Year         --  13.574826  12.376751   8.769721  11.377732       --       --       --       --       --
 Venture III No. of Units        --     63,866     30,148     50,642      6,459       --       --       --       --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year  16.970541  14.772045  10.687117  13.476975         --       --       --       --       --       --
    Value at End of Year  20.937537  16.970541  14.772045  10.687117         --       --       --       --       --       --
 Venture III No. of Units   484,961    334,235    313,910     88,949         --       --       --       --       --       --
   NY Venture III No. of
                   Units     24,196     10,490      2,175        484         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  15.719562  13.689980   9.909224  12.500000         --       --       --       --       --       --
    Value at End of Year  19.384470  15.719562  13.689980   9.909224         --       --       --       --       --       --
 Venture III No. of Units   401,349    296,557    230,924    103,642         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
   NY Venture III No. of     56,001     49,762     33,108      5,834         --       --       --       --       --       --
                   Units

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  15.657484  13.656433   9.899754  12.500000         --       --       --       --       --       --
    Value at End of Year  19.279095  15.657484  13.656433   9.899754         --       --       --       --       --       --
 Venture III No. of Units   318,021    254,982    101,718        537         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  15.636854  13.645273   9.896593  12.500000         --       --       --       --       --       --
    Value at End of Year  19.244107  15.636854  13.645273   9.896593         --       --       --       --       --       --
 Venture III No. of Units    40,792     44,329     38,717      7,229         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year $20.885631 $18.252955 $12.500000         --         --       --       --       --       --       --
    Value at End of Year  25.665349  20.885631  18.252955         --         --       --       --       --       --       --
 Venture III No. of Units    31,423     27,491     22,767         --         --       --       --       --       --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  10.007594   8.703482   6.287752   7.308701   7.603140       --       --       --       --       --
    Value at End of Year  12.379492  10.007594   8.703482   6.287752   7.308701       --       --       --       --       --
 Venture III No. of Units    79,291    112,687    136,386    108,733     61,078       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year  16.166820  14.067127  10.167731  11.824607  12.500000       --       --       --       --       --
    Value at End of Year  19.988559  16.166820  14.067127  10.167731  11.824607       --       --       --       --       --
 Venture III No. of Units    73,379     54,008     37,168     33,772        361       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year  16.084077  14.016174  10.146089  11.817183  12.500000       --       --       --       --       --
    Value at End of Year  19.856583  16.084077  14.016174  10.146089  11.817183       --       --       --       --       --
 Venture III No. of Units       107        129        268        537        361       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  16.056601  13.999250  10.138893  11.814713  12.500000       --       --       --       --       --
    Value at End of Year  19.812776  16.056601  13.999250  10.138893  11.814713       --       --       --       --       --
 Venture III No. of Units    12,229      6,213     12,978     18,651        912       --       --       --       --       --

PIMCO VIT ALL ASSET PORTFOLIO - CLASS M SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
  Value at Start of Year  13.848564  12.500000         --         --         --       --       --       --       --       --
    Value at End of Year  14.431816  13.848564         --         --         --       --       --       --       --       --
 Venture III No. of Units   706,874     76,998         --         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units     16,003        865         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  13.843983  12.500000         --         --         --       --       --       --       --       --
    Value at End of Year  14.419844  13.843983         --         --         --       --       --       --       --       --
 Venture III No. of Units   437,009     76,612         --         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units    157,252     44,529         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  13.830221  12.500000         --         --         --       --       --       --       --       --
    Value at End of Year  14.383990  13.830221         --         --         --       --       --       --       --       --
 Venture III No. of Units   289,925     35,267         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  13.825649  12.500000         --         --         --       --       --       --       --       --
    Value at End of Year  14.372062  13.825649         --         --         --       --       --       --       --       --
 Venture III No. of Units    21,067     19,229         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  13.811900  12.500000         --         --         --       --       --       --       --       --
    Value at End of Year  14.336314  13.811900         --         --         --       --       --       --       --       --
 Venture III No. of Units    20,534      1,049         --         --         --       --       --       --       --       --

QUANTITATIVE ALL CAP TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
  Value at Start of Year  17.347808  15.380200  12.500000         --         --       --       --       --       --       --
    Value at End of Year  18.491562  17.347808  15.380200         --         --       --       --       --       --       --
 Venture III No. of Units    14,729      6,731      4,328         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units        856        860         --         --         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  17.333422  15.375155  12.500000         --         --       --       --       --       --       --
    Value at End of Year  18.467027  17.333422  15.375155         --         --       --       --       --       --       --
 Venture III No. of Units     8,207        684      4,049         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units      6,941      6,990      5,527         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or  Contracts with GEM (all issue dates)
  Value at Start of Year  17.290349  15.360025  12.500000         --         --       --       --       --       --       --
    Value at End of Year  18.393606  17.290349  15.360025         --         --       --       --       --       --       --
 Venture III No. of Units    18,443     36,490      5,674         --         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year         -- $15.354982 $12.500000         --         --       --       --       --       --       --
    Value at End of Year         --  17.276008  15.354982         --         --       --       --       --       --       --
 Venture III No. of Units        --        983         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  17.233077  15.339873  12.500000         --         --       --       --       --       --       --
    Value at End of Year  18.296166  17.233077  15.339873         --         --       --       --       --       --       --
 Venture III No. of Units     1,786      1,937      1,574         --         --       --       --       --       --       --

QUANTITATIVE MID CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year  15.305359  13.199297   9.700786  12.291491         --       --       --       --       --       --
    Value at End of Year  17.071006  15.305359  13.199297   9.700786         --       --       --       --       --       --
 Venture III No. of Units   189,346    148,228     89,981     22,133         --       --       --       --       --       --
   NY Venture III No. of
                   Units      9,903     19,878      9,400      1,821         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  15.544496  13.412249   9.862213  12.500000         --       --       --       --       --       --
    Value at End of Year  17.329093  15.544496  13.412249   9.862213         --       --       --       --       --       --
 Venture III No. of Units   144,739    134,711    128,830     59,910         --       --       --       --       --       --
   NY Venture III No. of
                   Units     19,167     17,868      6,549      6,951         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  15.483093  13.379370   9.852784  12.500000         --       --       --       --       --       --
    Value at End of Year  17.234864  15.483093  13.379370   9.852784         --       --       --       --       --       --
 Venture III No. of Units    98,119     80,946     29,791      2,463         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  15.462681  13.368436   9.849650  12.500000         --       --       --       --       --       --
    Value at End of Year  17.203563  15.462681  13.368436   9.849650         --       --       --       --       --       --
 Venture III No. of Units     7,966     10,575     10,242      4,978         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  18.116062  15.686017  12.500000         --         --       --       --       --       --       --
    Value at End of Year  20.125576  18.116062  15.686017         --         --       --       --       --       --       --
 Venture III No. of Units     6,934      5,151      3,144         --         --       --       --       --       --       --

QUANTITATIVE MID CAP TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  12.159586  10.458280   7.674908  10.087326  11.372501       --       --       --       --       --
    Value at End of Year  13.590692  12.159586  10.458280   7.674908  10.087326       --       --       --       --       --
 Venture III No. of Units    46,617     52,250     51,043     50,378      6,044       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year  13.307899  11.451664   8.408113  11.056543  12.500000       --       --       --       --       --
    Value at End of Year  14.866743  13.307899  11.451664   8.408113  11.056543       --       --       --       --       --
 Venture III No. of Units    52,568     58,120     60,884     57,203         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year  13.239784  11.410195   8.390229  11.049613  12.500000       --       --       --       --       --
    Value at End of Year  14.768563  13.239784  11.410195   8.390229  11.049613       --       --       --       --       --
 Venture III No. of Units       330      1,634      2,179      2,463         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  13.217161  11.396411   8.384271  11.047303  12.500000       --       --       --       --       --
    Value at End of Year  14.735979  13.217161  11.396411   8.384271  11.047303       --       --       --       --       --
 Venture III No. of Units    12,151     23,133     12,693     20,554        639       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
QUANTITATIVE VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
  Value at Start of Year  14.500571  12.500000         --         --         --       --       --       --       --       --
    Value at End of Year  15.521468  14.500571         --         --         --       --       --       --       --       --
 Venture III No. of Units    48,446      4,284         --         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units        163         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  14.495768  12.500000         --         --         --       --       --       --       --       --
    Value at End of Year  15.508590  14.495768         --         --         --       --       --       --       --       --
 Venture III No. of Units    41,133      1,321         --         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units        927         --         --         --         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year $14.481363 $12.500000         --         --         --       --       --       --       --       --
    Value at End of Year  15.470041  14.481363         --         --         --       --       --       --       --       --
 Venture III No. of Units     7,515        967         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  14.476562  12.500000         --         --         --       --       --       --       --       --
    Value at End of Year  15.457203  14.476562         --         --         --       --       --       --       --       --
 Venture III No. of Units       468        471         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year         --  12.500000         --         --         --       --       --       --       --       --
    Value at End of Year         --  14.462180         --         --         --       --       --       --       --       --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year  22.499805  17.360006  12.702902  13.427582         --       --       --       --       --       --
    Value at End of Year  24.712132  22.499805  17.360006  12.702902         --       --       --       --       --       --
 Venture III No. of Units 1,197,178  1,321,526    958,408    371,522         --       --       --       --       --       --
   NY Venture III No. of
                   Units     48,150     44,969     26,331     33,209         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  20.917923  16.147570  11.821624  12.500000         --       --       --       --       --       --
    Value at End of Year  22.963269  20.917923  16.147570  11.821624         --       --       --       --       --       --
 Venture III No. of Units   566,773    720,356    748,678    457,392         --       --       --       --       --       --
   NY Venture III No. of
                   Units    121,253    103,622     55,444     81,806         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  20.835346  16.108031  11.810352  12.500000         --       --       --       --       --       --
    Value at End of Year  22.838433  20.835346  16.108031  11.810352         --       --       --       --       --       --
 Venture III No. of Units   613,953    765,647    333,783     18,135         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  20.807916  16.094888  11.806602  12.500000         --       --       --       --       --       --
    Value at End of Year  22.797006  20.807916  16.094888  11.806602         --       --       --       --       --       --
 Venture III No. of Units   124,890    152,972    152,575     91,989         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  20.243721  15.682026  12.500000         --         --       --       --       --       --       --
    Value at End of Year  22.145736  20.243721  15.682026         --         --       --       --       --       --       --
 Venture III No. of Units    72,841     83,658     35,464         --         --       --       --       --       --       --

REAL ESTATE SECURITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  24.956417  19.215936  14.039348  13.913544  13.919999       --       --       --       --       --
    Value at End of Year  27.458274  24.956417  19.215936  14.039348  13.913544       --       --       --       --       --
 Venture III No. of Units   188,012    247,494    264,917    266,268     39,205       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year  22.214869  17.113563  12.509571  12.403674  12.500000       --       --       --       --       --
    Value at End of Year  24.429704  22.214869  17.113563  12.509571  12.403674       --       --       --       --       --
 Venture III No. of Units   171,824    255,261    265,024    255,266     11,076       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year  22.101250  17.051656  12.483003  12.395916  12.500000       --       --       --       --       --
    Value at End of Year  24.268441  22.101250  17.051656  12.483003  12.395916       --       --       --       --       --
 Venture III No. of Units     6,384     24,127     31,185     18,135     11,076       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  22.063526  17.031078  12.474170  12.393335  12.500000       --       --       --       --       --
    Value at End of Year  24.214951  22.063526  17.031078  12.474170  12.393335       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
 Venture III No. of Units    51,849     75,797     69,864     82,310     25,944       --       --       --       --       --

REAL RETURN BOND TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
  Value at Start of Year  13.858598  12.958589  12.500000         --         --       --       --       --       --       --
    Value at End of Year  13.797933  13.858598  12.958589         --         --       --       --       --       --       --
 Venture III No. of Units 2,001,717  2,015,752    694,471         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units    176,928    139,565     96,503         --         --       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year $13.847111 $12.954331 $12.500000         --         --       --       --       --       --       --
    Value at End of Year  13.779624  13.847111  12.954331         --         --       --       --       --       --       --
 Venture III No. of Units   435,130    534,620    415,081         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units    293,002    224,928     48,673         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  13.812662  12.941550  12.500000         --         --       --       --       --       --       --
    Value at End of Year  13.724802  13.812662  12.941550         --         --       --       --       --       --       --
 Venture III No. of Units 1,168,944  1,153,879    731,647         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  13.801190  12.937290  12.500000         --         --       --       --       --       --       --
    Value at End of Year  13.706543  13.801190  12.937290         --         --       --       --       --       --       --
 Venture III No. of Units    98,904    100,383     58,343         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  13.766871  12.924535  12.500000         --         --       --       --       --       --       --
    Value at End of Year  13.652029  13.766871  12.924535         --         --       --       --       --       --       --
 Venture III No. of Units   111,484    139,292     80,811         --         --       --       --       --       --       --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year  10.811722  10.906148   7.368796   9.909366         --       --       --       --       --       --
    Value at End of Year  10.829359  10.811722  10.906148   7.368796         --       --       --       --       --       --
 Venture III No. of Units   975,766  1,201,486  1,130,156    184,060         --       --       --       --       --       --
   NY Venture III No. of
                   Units     85,514     90,668     73,783      6,103         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  13.620276  13.746139   9.292277  12.500000         --       --       --       --       --       --
    Value at End of Year  13.635681  13.620276  13.746139   9.292277         --       --       --       --       --       --
 Venture III No. of Units   520,780    677,523    785,025    202,175         --       --       --       --       --       --
   NY Venture III No. of
                   Units    124,014    144,225    110,727     25,846         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  13.566483  13.712452   9.283395  12.500000         --       --       --       --       --       --
    Value at End of Year  13.561529  13.566483  13.712452   9.283395         --       --       --       --       --       --
 Venture III No. of Units   532,896    580,571    411,007      5,580         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  13.548589  13.701244   9.280436  12.500000         --       --       --       --       --       --
    Value at End of Year  13.536887  13.548589  13.701244   9.280436         --       --       --       --       --       --
 Venture III No. of Units    64,311     74,166    123,891     52,918         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  15.966134  16.170333  12.500000         --         --       --       --       --       --       --
    Value at End of Year  15.928502  15.966134  16.170333         --         --       --       --       --       --       --
 Venture III No. of Units    42,766     53,131     38,435         --         --       --       --       --       --       --

SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  12.070466  12.165419   8.223253  14.113845  16.449799       --       --       --       --       --
    Value at End of Year  12.120661  12.070466  12.165419   8.223253  14.113845       --       --       --       --       --
 Venture III No. of Units   249,641    354,318    442,928    179,857     57,406       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year   8.807004   8.880742   6.005954  10.313402  12.500000       --       --       --       --       --
    Value at End of Year   8.839220   8.807004   8.880742   6.005954  10.313402       --       --       --       --       --
 Venture III No. of Units   316,805    392,679    437,547    282,494      4,076       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year   8.761904   8.848557   5.993162  10.306931  12.500000       --       --       --       --       --
    Value at End of Year   8.780814   8.761904   8.848557   5.993162  10.306931       --       --       --       --       --
 Venture III No. of Units     3,560      8,664     16,904      5,580      4,076       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year   8.746927   8.837861   5.988905  10.304778  12.500000       --       --       --       --       --
    Value at End of Year   8.761431   8.746927   8.837861   5.988905  10.304778       --       --       --       --       --
 Venture III No. of Units   130,547    167,848    331,907    150,920     55,036       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
  Value at Start of Year $12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  15.800825         --         --         --         --       --       --       --       --       --
 Venture III No. of Units   177,098         --         --         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units        683         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  15.795593         --         --         --         --       --       --       --       --       --
 Venture III No. of Units    80,821         --         --         --         --       --       --       --       --       --
   NY Venture III No. of
                   Units      2,437         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  15.779928         --         --         --         --       --       --       --       --       --
 Venture III No. of Units    78,343         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  15.774704         --         --         --         --       --       --       --       --       --
 Venture III No. of Units     1,082         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  12.500000         --         --         --         --       --       --       --       --       --
    Value at End of Year  15.759048         --         --         --         --       --       --       --       --       --
 Venture III No. of Units     5,849         --         --         --         --       --       --       --       --       --

SMALL CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
  Value at Start of Year  16.158254  14.025090   9.810708  12.921851         --       --       --       --       --       --
    Value at End of Year  16.483014  16.158254  14.025090   9.810708         --       --       --       --       --       --
 Venture III No. of Units   639,496    649,660    492,023    124,484         --       --       --       --       --       --
   NY Venture III No. of
                   Units     29,011     21,977     16,147     23,187         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
  Value at Start of Year  15.610151  13.556141   9.487407  12.500000         --       --       --       --       --       --
    Value at End of Year  15.915966  15.610151  13.556141   9.487407         --       --       --       --       --       --
 Venture III No. of Units   521,675    568,237    624,153    268,338         --       --       --       --       --       --
   NY Venture III No. of
                   Units    122,961    131,345     73,769     23,713         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
  Value at Start of Year  15.548509  13.522919   9.478339  12.500000         --       --       --       --       --       --
    Value at End of Year  15.829445  15.548509  13.522919   9.478339         --       --       --       --       --       --
 Venture III No. of Units   456,066    482,820    307,301      2,660         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
  Value at Start of Year  15.528002  13.511860   9.475320  12.500000         --       --       --       --       --       --
    Value at End of Year  15.800683  15.528002  13.511860   9.475320         --       --       --       --       --       --
 Venture III No. of Units    61,834     76,647     85,100     57,304         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
  Value at Start of Year  19.169848  16.705957  12.500000         --         --       --       --       --       --       --
    Value at End of Year  19.477337  19.169848  16.705957         --         --       --       --       --       --       --
 Venture III No. of Units    19,880     20,584     17,485         --         --       --       --       --       --       --

SMALL CAP INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
  Value at Start of Year  14.773203  12.801395   8.926733  11.557294  11.506253       --       --       --       --       --
    Value at End of Year  15.097565  14.773203  12.801395   8.926733  11.557294       --       --       --       --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR     YEAR      YEAR     YEAR     YEAR    YEAR
                           ENDED      ENDED      ENDED       ENDED      ENDED    ENDED     ENDED    ENDED    ENDED   ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                         ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
 Venture III No. of Units   101,535    111,695    166,389    121,096     14,176       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
  Value at Start of Year  15.868313  13.757234   9.598062  12.432687  12.500000       --       --       --       --       --
    Value at End of Year  16.208638  15.868313  13.757234   9.598062  12.432687       --       --       --       --       --
 Venture III No. of Units   165,319    201,964    251,915    198,216      1,266       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))
  Value at Start of Year  15.787139  13.707465   9.577659  12.424901  12.500000       --       --       --       --       --
    Value at End of Year  16.101637  15.787139  13.707465   9.577659  12.424901       --       --       --       --       --
 Venture III No. of Units     6,997     10,322     10,447      2,660      1,266       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year  $ 15.760164 $ 13.690899 $ 9.570860 $  12.422319 $12.500000       --       --       --       --       --
       Value at End of Year    16.066111   15.760164  13.690899     9.570860  12.422319       --       --       --       --       --
   Venture III No. of Units       44,081      59,294     63,048       94,702      7,324       --       --       --       --       --

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits

     Value at Start of Year    21.342308   17.291875  12.500000           --         --       --       --       --       --       --
       Value at End of Year    22.591391   21.342308  17.291875           --         --       --       --       --       --       --
   Venture III No. of Units      806,725     254,329     59,939           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units       32,017       2,878         38           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    21.324613   17.286206  12.500000           --         --       --       --       --       --       --
       Value at End of Year    22.561415   21.324613  17.286206           --         --       --       --       --       --       --
   Venture III No. of Units      465,918      70,908     17,378           --         --       --       --       --       --       --
      NY Venture III No. of      114,661      23,672      6,795           --         --       --       --       --       --       --
                      Units

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

       Value at End of Year    22.471750   21.271647  17.269212           --         --       --       --       --       --       --
       Value at End of Year    22.471750   21.271647  17.269212           --         --       --       --       --       --       --
   Venture III No. of Units      600,588     181,511     53,999           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    21.254009   17.263548  12.500000           --          --      --       --       --       --       --
       Value at End of Year    22.441920   21.254009  17.263548           --          --      --       --       --       --       --
   Venture III No. of Units       39,445      18,993     90,696           --          --      --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    21.201227   17.246575  12.500000           --          --      --       --       --       --       --
       Value at End of Year    22.352761   21.201227  17.246575           --          --      --       --       --       --       --
   Venture III No. of Units       37,110      14,306      5,881           --          --      --       --       --       --       --

SMALL CAP OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year    12.500000          --         --           --          --      --       --       --       --       --
       Value at End of Year    22.620826          --         --           --          --      --       --       --       --       --
   Venture III No. of Units      142,270          --         --           --          --      --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year    12.500000          --         --           --          --      --       --       --       --       --
       Value at End of Year    22.590808          --         --           --          --      --       --       --       --       --
   Venture III No. of Units      146,030          --         --           --          --      --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    22.501032          --         --           --         --       --       --       --       --       --
   Venture III No. of Units        1,513          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    22.471163          --         --           --         --       --       --       --       --       --
   Venture III No. of Units       95,549          --         --           --         --       --       --       --       --       --

SMALL CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    14.144604          --         --           --         --       --       --       --       --       --
   Venture III No. of Units        1,803          --         --           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units           72          --         --           --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    14.139925          --         --           --         --       --       --       --       --       --
   Venture III No. of Units        6,265          --         --           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units        2,656          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    14.125877          --         --           --         --       --       --       --       --       --
   Venture III No. of Units       12,639          --         --           --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year  $ 12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    14.121205          --         --           --         --       --       --       --       --       --
   Venture III No. of Units        1,323          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    14.107181          --         --           --         --       --       --       --       --       --
   Venture III No. of Units          364          --         --           --         --       --       --       --       --       --

SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    14.234274          --         --           --         --       --       --       --       --       --
   Venture III No. of Units      291,038          --         --           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units        4,835          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    14.229566          --         --           --         --       --       --       --       --       --
   Venture III No. of Units       72,897          --         --           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units        9,531          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    14.215428          --         --           --         --       --       --       --       --       --
   Venture III No. of Units       93,639          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    14.210720          --         --           --         --       --       --       --       --       --
   Venture III No. of Units        8,198          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    14.196612          --         --           --         --       --       --       --       --       --
   Venture III No. of Units       22,693          --         --           --         --       --       --       --       --       --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited
5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year           --   12.901400   9.393008    12.939785         --       --       --       --       --       --
       Value at End of Year           --   13.581778  12.901400     9.393008         --       --       --       --       --       --
   Venture III No. of Units           --   1,057,471    821,306      265,584         --       --       --       --       --       --
      NY Venture III No. of
                      Units           --      53,231     33,016       18,573         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year           --   12.452707   9.070868    12.500000         --       --       --       --       --       --
       Value at End of Year           --   13.102854  12.452707     9.070868         --       --       --       --       --       --
   Venture III No. of Units           --   1,071,424  1,067,398      478,150         --       --       --       --       --       --
NY Venture III No. of Units           --     188,429    124,416       19,341         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year           --   12.422207   9.062208    12.500000         --       --       --       --       --       --
       Value at End of Year           --   13.051120  12.422207     9.062208         --       --       --       --       --       --
   Venture III No. of Units           --     889,536    546,646       12,145         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year           --   12.412061   9.059320    12.500000         --       --       --       --       --       --
       Value at End of Year           --   13.033916  12.412061     9.059320         --       --       --       --       --       --
   Venture III No. of Units           --      71,277     90,696       53,391         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year           --   16.206671  12.500000           --         --       --       --       --       --       --
       Value at End of Year           --   16.993063  16.206671           --         --       --       --       --       --       --
   Venture III No. of Units           --      41,071     26,962           --         --       --       --       --       --       --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited
8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year           --   12.133841   8.829509    12.058116  12.219420       --       --       --       --       --
       Value at End of Year           --   12.793206  12.133841     8.829509  12.058116       --       --       --       --       --
   Venture III No. of Units           --     275,802    319,465      322,040     58,747       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year           -- $ 12.242875 $ 8.913306 $  12.178671 $12.500000       --       --       --       --       --
       Value at End of Year           --   12.901687  12.242875     8.913306  12.178671       --       --       --       --       --
   Venture III No. of Units           --     316,014    372,895      364,615     10,681       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates not issued in NY))

     Value at Start of Year           --   12.198568   8.894344    12.171046  12.500000       --       --       --       --       --
       Value at End of Year           --   12.835676  12.198568     8.894344  12.171046       --       --       --       --       --
   Venture III No. of Units           --       5,671      8,316       12,145     10,681       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year           --   12.183827   8.888032    12.168505  12.500000       --       --       --       --       --
       Value at End of Year           --   12.813729  12.183827     8.888032  12.168505       --       --       --       --       --
   Venture III No. of Units           --     204,268    207,926      199,977     22,152       --       --       --       --       --

SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year    15.044608   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    15.685780   15.044608         --           --         --       --       --       --       --       --
   Venture III No. of Units      228,347      75,065         --           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units        3,017          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    15.039623   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    15.672776   15.039623         --           --         --       --       --       --       --       --
   Venture III No. of Units       29,216       3,612         --           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units          846          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    15.024675   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    15.633809   15.024675         --           --         --       --       --       --       --       --
   Venture III No. of Units       36,537      23,197         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    15.019705   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    15.620859   15.019705         --           --         --       --       --       --       --       --
   Venture III No. of Units       10,960       4,666         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    15.004776   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    15.582019   15.004776         --           --         --       --       --       --       --       --
   Venture III No. of Units        3,679       3,409         --           --         --       --       --       --       --       --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year    18.576036   15.116060  11.505543    14.080585         --       --       --       --       --       --
       Value at End of Year    19.512373   18.576036  15.116060    11.505543         --       --       --       --       --       --
   Venture III No. of Units    2,236,737   2,430,543  1,761,384      614,080         --       --       --       --       --       --
      NY Venture III No. of
                      Units      120,806     113,567     82,962       58,245         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    16.469112   13.408283  10.210756    12.500000         --       --       --       --       --       --
       Value at End of Year    17.290634   16.469112  13.408283    10.210756         --       --       --       --       --       --
   Venture III No. of Units    1,612,445   1,912,889  1,911,009      929,346         --       --       --       --       --       --
      NY Venture III No. of
                      Units      299,276     292,522    194,102      140,797         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    16.404097   13.375438  10.201010    12.500000         --       --       --       --       --       --
       Value at End of Year    17.196655   16.404097  13.375438    10.201010         --       --       --       --       --       --
   Venture III No. of Units    1,504,042   1,509,955    748,523       41,340         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    16.382482   13.364515  10.197768    12.500000         --       --       --       --       --       --
       Value at End of Year    17.165435   16.382482  13.364515    10.197768         --       --       --       --       --       --
   Venture III No. of Units      200,783     342,303    282,478      159,691         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    18.691495   15.271109  12.500000           --         --       --       --       --       --       --
       Value at End of Year    19.555543   18.691495  15.271109           --         --       --       --       --       --       --
   Venture III No. of Units       82,189     131,148     65,180           --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
SMALL COMPANY VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year  $ 19.364563 $ 15.725754 $11.960450 $  12.925755 $12.779817       --       --       --       --       --
       Value at End of Year    20.388484   19.364563  15.725754    11.960450  12.925755       --       --       --       --       --
   Venture III No. of Units      440,746     610,555    658,413      634,847    137,793       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year    18.867322   15.329629  11.664988    12.612748  12.500000       --       --       --       --       --
       Value at End of Year    19.855069   18.867322  15.329629    11.664988  12.612748       --       --       --       --       --
   Venture III No. of Units      433,769     606,663    637,716      661,005     13,189       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

     Value at Start of Year    18.770822   15.274154  11.640194    12.604862  12.500000       --       --       --       --       --
       Value at End of Year    19.724004   18.770822  15.274154    11.640194  12.604862       --       --       --       --       --
   Venture III No. of Units       22,391      26,322     41,726       41,340     13,189       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    18.738753   15.255705  11.631943    12.602235  12.500000       --       --       --       --       --
       Value at End of Year    19.680508   18.738753  15.255705    11.631943  12.602235       --       --       --       --       --
   Venture III No. of Units      140,455     291,525    268,943      233,288     63,197       --       --       --       --       --

SPECIAL VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits

     Value at Start of Year    18.440333   15.629832  12.500000           --         --       --       --       --       --       --
       Value at End of Year    19.100756   18.440333  15.629832           --         --       --       --       --       --       --
   Venture III No. of Units       64,036      55,925     13,039           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units        1,899       1,944        947           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    18.425047   15.624705  12.500000           --         --       --       --       --       --       --
       Value at End of Year    19.075418   18.425047  15.624705           --         --       --       --       --       --       --
   Venture III No. of Units        5,988      12,726      1,905           --         --       --       --       --       --       --
      NY Venture III No. of       12,468      12,028      4,205           --         --       --       --       --       --       --
                      Units

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    18.379252   15.609324  12.500000           --         --       --       --       --       --       --
       Value at End of Year    18.999575   18.379252  15.609324           --         --       --       --       --       --       --
   Venture III No. of Units       45,610      48,103     15,073           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    18.364031   15.604207  12.500000           --         --       --       --       --       --       --
       Value at End of Year    18.974385   18.364031  15.604207           --         --       --       --       --       --       --
   Venture III No. of Units        3,682       4,367      3,066           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    18.318383   15.588845  12.500000           --         --       --       --       --       --       --
       Value at End of Year    18.898939   18.318383  15.588845           --         --       --       --       --       --       --
   Venture III No. of Units        2,684       2,833      7,681           --         --       --       --       --       --       --

STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year    15.363692   14.681293  13.217126    12.681238         --       --       --       --       --       --
       Value at End of Year    15.481727   15.363692  14.681293    13.217126         --       --       --       --       --       --
   Venture III No. of Units    1,935,818   1,374,409    731,600      199,341         --       --       --       --       --       --
      NY Venture III No. of
                      Units      144,159      69,421     47,473        9,379         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    15.124141   14.459631  13.024081    12.500000         --       --       --       --       --       --
       Value at End of Year    15.232731   15.124141  14.459631    13.024081         --       --       --       --       --       --
   Venture III No. of Units      344,500     402,567    494,156      198,913         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
     NY Venture III No. of
                      Units     182,102     141,989     83,675       86,329         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    15.064431   14.424221  13.011678    12.500000         --       --       --       --       --       --
       Value at End of Year    15.149912   15.064431  14.424221    13.011678         --       --       --       --       --       --
   Venture III No. of Units    1,221,568     753,789    197,544        7,865         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    15.044558   14.412429  13.007548    12.500000         --       --       --       --       --       --
       Value at End of Year    15.122384   15.044558  14.412429    13.007548         --       --       --       --       --       --
   Venture III No. of Units       43,313      72,879     83,515       52,117         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year  $ 13.488853 $ 12.941526 $12.500000          --         --       --       --       --       --       --
       Value at End of Year    13.538375   13.488853  12.941526           --         --       --       --       --       --       --
   Venture III No. of Units      115,872      84,711     19,571           --         --       --       --       --       --       --

STRATEGIC BOND TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year    19.777881   18.851344  16.942885    15.808358  15.636470       --       --       --       --       --
       Value at End of Year    19.979884   19.777881  18.851344    16.942885  15.808358       --       --       --       --       --
   Venture III No. of Units      123,426     180,879    160,200      118,693     23,734       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year    15.799393   15.066776  13.548238    12.647340  12.500000       --       --       --       --       --
       Value at End of Year    15.952802   15.799393  15.066776    13.548238  12.647340       --       --       --       --       --
   Venture III No. of Units      128,519     174,724    190,846      123,232      4,812       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

     Value at Start of Year    15.718575   15.012276  13.519486    12.639442  12.500000       --       --       --       --       --
       Value at End of Year    15.847474   15.718575  15.012276    13.519486  12.639442       --       --       --       --       --
   Venture III No. of Units        4,362       9,063      9,640        7,865      4,812       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    15.691734   14.994155  13.509914    12.636812  12.500000       --       --       --       --       --
       Value at End of Year    15.812526   15.691734  14.994155    13.509914  12.636812       --       --       --       --       --
   Venture III No. of Units       49,657      58,930     81,169       64,005      7,332       --       --       --       --       --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited
5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year           --   11.545878   9.270921    11.176534         --       --       --       --       --       --
       Value at End of Year           --   12.069021  11.545878     9.270921         --       --       --       --       --       --
   Venture III No. of Units           --     473,573    463,299      193,976         --       --       --       --       --       --
      NY Venture III No. of
                      Units           --      29,740     25,641       42,059         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year           --   12.902525  10.365441    12.500000         --       --       --       --       --       --
       Value at End of Year           --   13.480380  12.902525    10.365441         --       --       --       --       --       --
   Venture III No. of Units           --     584,007    631,182      313,890         --       --       --       --       --       --
      NY Venture III No. of
                      Units           --      58,319     57,142       19,777         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year           --   12.870913  10.355534    12.500000         --       --       --       --       --       --
       Value at End of Year           --   13.427134  12.870913    10.355534         --       --       --       --       --       --
   Venture III No. of Units           --     290,089    180,067        6,655         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year           --   12.860371  10.352231    12.500000         --       --       --       --       --       --
       Value at End of Year           --   13.409417  12.860371    10.352231         --       --       --       --       --       --
   Venture III No. of Units           --     140,760    156,701      127,270         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year           --   14.516135  12.500000           --         --       --       --       --       --       --
       Value at End of Year           --   15.113120  14.516135           --         --       --       --       --       --       --
   Venture III No. of Units           --      26,231     16,521           --         --       --       --       --       --       --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited
8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year           --    9.625797   7.713797    10.898344  11.491985       --       --       --       --       --
       Value at End of Year           --   10.089005   9.625797     7.713797  10.898344       --       --       --       --       --
   Venture III No. of Units           --     281,922    299,602      337,579     93,971       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
     Value at Start of Year           --   10.403829   8.341450    11.791031  12.500000       --       --       --       --       --
       Value at End of Year           --   10.899006  10.403829     8.341450  11.791031       --       --       --       --       --
   Venture III No. of Units           --     459,993    513,126      582,524      3,810       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

     Value at Start of Year           --   10.366149   8.323706    11.783648  12.500000       --       --       --       --       --
       Value at End of Year           --   10.843210  10.366149     8.323706  11.783648       --       --       --       --       --
   Venture III No. of Units           --       2,519      4,507        6,655      3,810       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year           -- $ 10.353624 $ 8.317788 $  11.781186 $12.500000       --       --       --       --       --
       Value at End of Year           --   10.824678  10.353624     8.317788  11.781186       --       --       --       --       --
   Venture III No. of Units           --      86,540    115,290      132,025     67,667       --       --       --       --       --

STRATEGIC INCOME TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits

     Value at Start of Year    13.460520   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    13.504989   13.460520         --           --         --       --       --       --       --       --
   Venture III No. of Units      210,144      70,921         --           --         --       --       --       --       --       --
      NY Venture III No. of       27,411      18,640         --           --         --       --       --       --       --       --
                      Units

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    13.456061   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    13.493789   13.456061         --           --         --       --       --       --       --       --
   Venture III No. of Units       65,847       4,572         --           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units       50,440      23,487         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    13.442692   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    13.460229   13.442692         --           --         --       --       --       --       --       --
   Venture III No. of Units      186,092      84,315         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    13.438241   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    13.449067   13.438241         --           --         --       --       --       --       --       --
   Venture III No. of Units        1,420       3,062         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    13.424880   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    13.415609   13.424880         --           --         --       --       --       --       --       --
   Venture III No. of Units        9,711       7,650         --           --         --       --       --       --       --       --

STRATEGIC OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year    10.867778    9.831290   7.956590    12.128718         --       --       --       --       --       --
       Value at End of Year    11.711401   10.867778   9.831290     7.956590         --       --       --       --       --       --
   Venture III No. of Units      334,152     371,134    304,615      118,519         --       --       --       --       --       --
      NY Venture III No. of
                      Units        9,616       9,400      6,980        5,652         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    11.185706   10.123966   8.197543    12.500000         --       --       --       --       --       --
       Value at End of Year    12.048006   11.185706  10.123966     8.197543         --       --       --       --       --       --
   Venture III No. of Units      364,014     476,434    534,952      258,022         --       --       --       --       --       --
      NY Venture III No. of
                      Units       16,796      17,190     10,783        8,850         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    11.141500   10.099132   8.189696    12.500000         --       --       --       --       --       --
       Value at End of Year    11.982461   11.141500  10.099132     8.189696         --       --       --       --       --       --
   Venture III No. of Units      259,133     335,200    217,406        7,523         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    11.126800   10.090869   8.187087    12.500000         --       --       --       --       --       --
       Value at End of Year    11.960681   11.126800  10.090869     8.187087         --       --       --       --       --       --
   Venture III No. of Units       42,545      46,995     51,338       30,273         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    15.981579   14.515469  12.500000           --         --       --       --       --       --       --
       Value at End of Year    17.153632   15.981579  14.515469           --         --       --       --       --       --       --
   Venture III No. of Units       11,843       8,122      5,404           --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
STRATEGIC OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year    18.251275   16.520961  13.346692    22.159728  25.156266       --       --       --       --       --
       Value at End of Year    19.699364   18.251275  16.520961    13.346692  22.159728       --       --       --       --       --
   Venture III No. of Units       63,469      84,438     96,580      104,292     14,316       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year     8.959536    8.114196   6.558439    10.894550  12.500000       --       --       --       --       --
       Value at End of Year     9.665590    8.959536   8.114196     6.558439  10.894550       --       --       --       --       --
   Venture III No. of Units      141,060     224,142    251,177      296,124      9,469       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

     Value at Start of Year  $  8.913663 $  8.084801 $ 6.544483 $  10.887723 $12.500000       --       --       --       --       --
       Value at End of Year     9.601737    8.913663   8.084801     6.544483  10.887723       --       --       --       --       --
   Venture III No. of Units        1,246       4,226      8,615        7,523      9,469       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year     8.898420    8.075022   6.539831    10.885446  12.500000       --       --       --       --       --
       Value at End of Year     9.580530    8.898420   8.075022     6.539831  10.885446       --       --       --       --       --
   Venture III No. of Units       42,030      64,683     81,657       92,531     22,580       --       --       --       --       --

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits

     Value at Start of Year    13.676015   11.804094   9.325864    11.883508         --       --       --       --       --       --
       Value at End of Year    13.381606   13.676015  11.804094     9.325864         --       --       --       --       --       --
   Venture III No. of Units      443,948     480,426    330,022       83,925         --       --       --       --       --       --
      NY Venture III No. of
                      Units       22,355      19,800      6,785        3,533         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    14.366513   12.406298   9.806543    12.500000         --       --       --       --       --       --
       Value at End of Year    14.050230   14.366513  12.406298     9.806543         --       --       --       --       --       --
   Venture III No. of Units      219,140     255,690    256,896      141,909         --       --       --       --       --       --
      NY Venture III No. of
                      Units       52,154      47,897     18,276       34,800         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    14.309779   12.375906   9.797175    12.500000         --       --       --       --       --       --
       Value at End of Year    13.973818   14.309779  12.375906     9.797175         --       --       --       --       --       --
   Venture III No. of Units      239,367     245,268    172,326       46,866         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    14.290909   12.365784   9.794058    12.500000         --       --       --       --       --       --
       Value at End of Year    13.948434   14.290909  12.365784     9.794058         --       --       --       --       --       --
   Venture III No. of Units       24,230      26,643     30,334       16,945         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    17.250275   14.948942  12.500000           --         --       --       --       --       --       --
       Value at End of Year    16.811719   17.250275  14.948942           --         --       --       --       --       --       --
   Venture III No. of Units       16,330      17,608     11,341           --         --       --       --       --       --       --

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year    11.139193    9.598785   7.577610    10.581831  11.372482       --       --       --       --       --
       Value at End of Year    10.925030   11.139193   9.598785     7.577610  10.581831       --       --       --       --       --
   Venture III No. of Units      153,819     186,805    207,736      222,003     43,972       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year    12.159321   10.483095   8.279854    11.568273  12.500000       --       --       --       --       --
       Value at End of Year    11.919593   12.159321  10.483095     8.279854  11.568273       --       --       --       --       --
   Venture III No. of Units      145,076     197,678    195,166      253,289      1,245       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

     Value at Start of Year    12.097062   10.445118   8.262230    11.561026  12.500000       --       --       --       --       --
       Value at End of Year    11.840840   12.097062  10.445118     8.262230  11.561026       --       --       --       --       --
   Venture III No. of Units        5,444      46,144     48,905       46,866      1,245       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    12.076407   10.432501   8.256374    11.558615  12.500000       --       --       --       --       --
       Value at End of Year    11.814739   12.076407  10.432501     8.256374  11.558615       --       --       --       --       --
   Venture III No. of Units       62,510      69,068     89,700       97,380     22,359       --       --       --       --       --
TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
     Value at Start of Year    14.181967   13.770063  13.348694    12.525844         --       --       --       --       --       --
       Value at End of Year    14.264224   14.181967  13.770063    13.348694         --       --       --       --       --       --
   Venture III No. of Units    4,055,380   4,271,882  3,688,116    1,428,781         --       --       --       --       --       --
      NY Venture III No. of
                      Units      339,003     361,284    283,169      236,863         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    14.134043   13.730415  13.316914    12.500000         --       --       --       --       --       --
       Value at End of Year    14.208930   14.134043  13.730415    13.316914         --       --       --       --       --       --
   Venture III No. of Units    2,679,092   3,243,797  3,740,167    2,269,393         --       --       --       --       --       --
      NY Venture III No. of
                      Units      420,975     417,710    345,500      584,424         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year  $ 14.078249 $ 13.696789 $13.304234 $  12.500000         --       --       --       --       --       --
       Value at End of Year    14.131682   14.078249  13.696789    13.304234         --       --       --       --       --       --
   Venture III No. of Units    1,806,043   1,653,518  1,148,470      124,496         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    14.059682   13.685592  13.300010    12.500000         --       --       --       --       --       --
       Value at End of Year    14.106012   14.059682  13.685592    13.300010         --       --       --       --       --       --
   Venture III No. of Units      370,639     435,854    566,374      396,702         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    12.840954   12.518111  12.500000           --         --       --       --       --       --       --
       Value at End of Year    12.864009   12.840954  12.518111           --         --       --       --       --       --       --
   Venture III No. of Units      152,513     187,010    124,121           --         --       --       --       --       --       --

TOTAL RETURN TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year    16.330866   15.819221  15.314133    14.216074  13.912457       --       --       --       --       --
       Value at End of Year    16.462014   16.330866  15.819221    15.314133  14.216074       --       --       --       --       --
   Venture III No. of Units      678,650     891,028  1,072,260    1,445,513    309,022       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year    14.670229   14.217728  13.770668    12.789672  12.500000       --       --       --       --       --
       Value at End of Year    14.780661   14.670229  14.217728    13.770668  12.789672       --       --       --       --       --
   Venture III No. of Units      816,731   1,117,633  1,420,034    1,827,800     46,568       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

     Value at Start of Year    14.595185   14.166295  13.741449    12.781691  12.500000       --       --       --       --       --
       Value at End of Year    14.683079   14.595185  14.166295    13.741449  12.781691       --       --       --       --       --
   Venture III No. of Units       88,416     112,185    131,301      124,496     46,568       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    14.570278   14.149209  13.731734    12.779035  12.500000       --       --       --       --       --
       Value at End of Year    14.650719   14.570278  14.149209    13.731734  12.779035       --       --       --       --       --
   Venture III No. of Units      284,000     398,695    449,544      588,469    194,521       --       --       --       --       --

TOTAL STOCK MARKET INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year    13.795381   12.568032   9.804582    12.003319         --       --       --       --       --       --
       Value at End of Year    14.304970   13.795381  12.568032     9.804582         --       --       --       --       --       --
   Venture III No. of Units      406,518     479,910    525,659      122,800         --       --       --       --       --       --
      NY Venture III No. of
                      Units       69,242      61,545     44,972       10,275         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    14.347282   13.077379  10.207029    12.500000         --       --       --       --       --       --
       Value at End of Year    14.869841   14.347282  13.077379    10.207029         --       --       --       --       --       --
   Venture III No. of Units      342,595     408,338    426,605      156,620         --       --       --       --       --       --
      NY Venture III No. of
                      Units      208,141     233,882    112,148       16,300         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    14.290616   13.045337  10.197284    12.500000         --       --       --       --       --       --
       Value at End of Year    14.788968   14.290616  13.045337    10.197284         --       --       --       --       --       --
   Venture III No. of Units      341,843     283,265    170,872        8,489         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    14.271768   13.034659  10.194035    12.500000         --       --       --       --       --       --
       Value at End of Year    14.762111   14.271768  13.034659    10.194035         --       --       --       --       --       --
   Venture III No. of Units       44,365      53,204     64,988       26,237         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    16.590815   15.175489  12.500000           --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
       Value at End of Year    17.135195   16.590815  15.175489           --         --       --       --       --       --       --
   Venture III No. of Units       13,571      24,670     20,779           --         --       --       --       --       --       --

TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year    10.589961    9.635326   7.503914     9.692272  10.176022       --       --       --       --       --
       Value at End of Year    11.010141   10.589961   9.635326     7.503914   9.692272       --       --       --       --       --
   Venture III No. of Units       77,655     150,518    157,636      135,388     42,924       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year  $ 12.924053 $ 11.764902 $ 9.166981 $  11.846265 $12.500000       --       --       --       --       --
       Value at End of Year    13.430148   12.924053  11.764902     9.166981  11.846265       --       --       --       --       --
   Venture III No. of Units      104,354     122,312    166,760      128,273        182       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

     Value at Start of Year    12.857906   11.722288   9.147475    11.838850  12.500000       --       --       --       --       --
       Value at End of Year    13.341445   12.857906  11.722288     9.147475  11.838850       --       --       --       --       --
   Venture III No. of Units        3,199      13,741     13,904        8,489        182       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    12.835949   11.708141   9.140988    11.836381  12.500000       --       --       --       --       --
       Value at End of Year    13.312027   12.835949  11.708141     9.140988  11.836381       --       --       --       --       --
   Venture III No. of Units       33,756      48,624     59,374       51,456      4,897       --       --       --       --       --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits

     Value at Start of Year    13.066805   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    12.964305   13.066805         --           --         --       --       --       --       --       --
   Venture III No. of Units      495,325      71,835         --           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units       40,163      18,636         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    13.062474   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    12.953542   13.062474         --           --         --       --       --       --       --       --
   Venture III No. of Units      424,410          85         --           --         --       --       --       --       --       --
      NY Venture III No. of
                      Units       87,301      19,626         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    13.049486   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    12.921319   13.049486         --           --         --       --       --       --       --       --
   Venture III No. of Units      304,919      51,871         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    13.045166   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    12.910600   13.045166         --           --         --       --       --       --       --       --
   Venture III No. of Units       58,861          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    13.032206   12.500000         --           --         --       --       --       --       --       --
       Value at End of Year    12.878499   13.032206         --           --         --       --       --       --       --       --
   Venture III No. of Units       26,557       5,083         --           --         --       --       --       --       --       --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    12.950895          --         --           --         --       --       --       --       --       --
   Venture III No. of Units      153,310          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    12.940143          --         --           --         --       --       --       --       --       --
   Venture III No. of Units      254,132          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    12.907963          --         --           --         --       --       --       --       --       --
   Venture III No. of Units        4,212          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
       Value at End of Year    12.897247          --         --           --         --       --       --       --       --       --
   Venture III No. of Units       48,085          --         --           --         --       --       --       --       --       --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year    13.352760   13.219027  13.228371    12.615206         --       --       --       --       --       --
       Value at End of Year    13.325803   13.352760  13.219027    13.228371         --       --       --       --       --       --
   Venture III No. of Units    1,535,167   2,276,112  1,868,640      706,239         --       --       --       --       --       --
      NY Venture III No. of
                      Units      114,800     119,680    136,243       52,169         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year  $ 13.213383 $ 13.087595 $13.103404 $  12.500000         --       --       --       --       --       --
       Value at End of Year    13.180139   13.213383  13.087595    13.103404         --       --       --       --       --       --
   Venture III No. of Units      831,527   1,280,511  1,696,560    1,055,375         --       --       --       --       --       --
      NY Venture III No. of
                      Units      144,792     219,941    252,802      293,643         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    13.161193   13.055529  13.090912    12.500000         --       --       --       --       --       --
       Value at End of Year    13.108456   13.161193  13.055529    13.090912         --       --       --       --       --       --
   Venture III No. of Units      357,519     413,421    341,401       15,548         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    13.143837   13.044856  13.086765    12.500000         --       --       --       --       --       --
       Value at End of Year    13.084646   13.143837  13.044856    13.086765         --       --       --       --       --       --
   Venture III No. of Units      168,320     265,357    432,596      245,705         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    12.461012   12.385790  12.500000           --         --       --       --       --       --       --
       Value at End of Year    12.386347   12.461012  12.385790           --         --       --       --       --       --       --
   Venture III No. of Units       28,701      46,691     45,968           --         --       --       --       --       --       --

U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (units first credited 8-01-2001) Contracts with no Optional Benefits
(not issued in NY)

     Value at Start of Year    15.756371   15.569817  15.559146    14.647092  14.436950       --       --       --       --       --
       Value at End of Year    15.743938   15.756371  15.569817    15.559146  14.647092       --       --       --       --       --
   Venture III No. of Units      163,744     263,651    358,655      516,015    121,534       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year    13.629862   13.475239  13.472743    12.689331  12.500000       --       --       --       --       --
       Value at End of Year    13.612325   13.629862  13.475239    13.472743  12.689331       --       --       --       --       --
   Venture III No. of Units      189,994     298,512    405,665      639,740     26,818       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))

     Value at Start of Year    13.560125   13.426478  13.444151    12.681412  12.500000       --       --       --       --       --
       Value at End of Year    13.522425   13.560125  13.426478    13.444151  12.681412       --       --       --       --       --
   Venture III No. of Units       15,132      20,866     23,225       42,239     26,818       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    13.536977   13.410281  13.434646    12.678773  12.500000       --       --       --       --       --
       Value at End of Year    13.492618   13.536977  13.410281    13.434646  12.678773       --       --       --       --       --
   Venture III No. of Units       47,907      86,647    210,255      487,625     78,307       --       --       --       --       --

U.S. HIGH YIELD BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    12.858589          --         --           --         --       --       --       --       --       --
   Venture III No. of Units       19,752          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    12.854330          --         --           --         --       --       --       --       --       --
   Venture III No. of Units       12,890          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    12.841547          --         --           --         --       --       --       --       --       --
   Venture III No. of Units        1,513          --         --           --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    12.500000          --         --           --         --       --       --       --       --       --
       Value at End of Year    12.837297          --         --           --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
   Venture III No. of Units        5,217          --         --           --         --       --       --       --       --       --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year    13.591728   12.664320   9.419481    11.886116         --       --       --       --       --       --
       Value at End of Year    14.135691   13.591728  12.664320     9.419481         --       --       --       --       --       --
   Venture III No. of Units    1,602,506   1,961,610  1,462,835      642,992         --       --       --       --       --       --
      NY Venture III No. of
                      Units      150,052     155,958    132,369       38,532         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year  $ 14.274847 $ 13.307497 $ 9.902818 $  12.500000         --       --       --       --       --       --
       Value at End of Year    14.838746   14.274847  13.307497     9.902818         --       --       --       --       --       --
   Venture III No. of Units    1,714,204   2,067,264  2,066,680    1,174,328         --       --       --       --       --       --
      NY Venture III No. of
                      Units      319,494     429,814    341,199       78,162         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    14.218473   13.274886   9.893359    12.500000         --       --       --       --       --       --
       Value at End of Year    14.758060   14.218473  13.274886     9.893359         --       --       --       --       --       --
   Venture III No. of Units      585,268     654,850     76,646        7,784         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    14.199735   13.264045   9.890208    12.500000         --       --       --       --       --       --
       Value at End of Year    14.731264   14.199735  13.264045     9.890208         --       --       --       --       --       --
   Venture III No. of Units      161,390     300,120    220,893      155,489         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    16.370100   15.314397  12.500000           --         --       --       --       --       --       --
       Value at End of Year    16.957493   16.370100  15.314397           --         --       --       --       --       --       --
   Venture III No. of Units       48,942      91,385     30,859           --         --       --       --       --       --       --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year    13.138724   12.211016   9.057170    12.307781  12.658745       --       --       --       --       --
       Value at End of Year    13.676088   13.138724  12.211016     9.057170  12.307781       --       --       --       --       --
   Venture III No. of Units      470,989     655,604    627,288      642,670    118,594       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year    12.872436   11.969518   8.882477    12.076441  12.500000       --       --       --       --       --
       Value at End of Year    13.392238   12.872436  11.969518     8.882477  12.076441       --       --       --       --       --
   Venture III No. of Units      490,787     677,477    725,126      805,400     13,438       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))

     Value at Start of Year    12.806545   11.926177   8.863588    12.068885  12.500000       --       --       --       --       --
       Value at End of Year    13.303775   12.806545  11.926177     8.863588  12.068885       --       --       --       --       --
   Venture III No. of Units       36,858      55,972     76,646       68,919     13,438       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    12.784664   11.911766   8.857296    12.066364  12.500000       --       --       --       --       --
       Value at End of Year    13.274423   12.784664  11.911766     8.857296  12.066364       --       --       --       --       --
   Venture III No. of Units      128,844     223,280    198,149      208,756     43,256       --       --       --       --       --

UTILITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year    16.807837   13.222661  10.012642    11.514948         --       --       --       --       --       --
       Value at End of Year    19.271293   16.807837  13.222661    10.012642         --       --       --       --       --       --
   Venture III No. of Units      552,143     485,377    347,539      136,524         --       --       --       --       --       --
      NY Venture III No. of
                      Units       27,420       9,793      5,898        1,856         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    18.221642   14.342071  10.865724    12.500000         --       --       --       --       --       --
       Value at End of Year    20.881905   18.221642  14.342071    10.865724         --       --       --       --       --       --
   Venture III No. of Units      233,855     225,798    190,234      101,440         --       --       --       --       --       --
      NY Venture III No. of
                      Units       64,311      51,787     14,381        9,361         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    18.149695   14.306938  10.855356    12.500000         --       --       --       --       --       --
       Value at End of Year    20.768391   18.149695  14.306938    10.855356         --       --       --       --       --       --
   Venture III No. of Units      330,595     255,137    110,420       17,159         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
     Value at Start of Year    18.125780   14.295247  10.851911    12.500000         --       --       --       --       --       --
       Value at End of Year    20.730689   18.125780  14.295247    10.851911         --       --       --       --       --       --
   Venture III No. of Units       62,875      54,183     37,657       14,272         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

     Value at Start of Year    19.016315   15.020136  12.500000           --         --       --       --       --       --       --
       Value at End of Year    21.716710   19.016315  15.020136           --         --       --       --       --       --       --
   Venture III No. of Units       45,405      29,784     12,075           --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED    ENDED   ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                             ----------- ----------- ---------- ------------ ---------- -------- -------- -------- -------- --------
UTILITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)

     Value at Start of Year  $ 11.710274 $  9.198854 $ 6.951501 $   9.243770 $10.844677       --       --       --       --       --
       Value at End of Year    13.456892   11.710274   9.198854     6.951501   9.243770       --       --       --       --       --
   Venture III No. of Units      174,178     252,067    276,737      264,826     76,161       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))

     Value at Start of Year    13.425966   10.551871   7.977953    10.614010  12.500000       --       --       --       --       --
       Value at End of Year    15.420799   13.425966  10.551871     7.977953  10.614010       --       --       --       --       --
   Venture III No. of Units      100,167     115,721    119,753      119,237        567       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))

     Value at Start of Year    13.357274   10.513672   7.960992    10.607363  12.500000       --       --       --       --       --
       Value at End of Year    15.318994   13.357274  10.513672     7.960992  10.607363       --       --       --       --       --
   Venture III No. of Units        6,172      19,800     15,233       17,159        567       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

     Value at Start of Year    13.334453   10.500964   7.955341    10.605146  12.500000       --       --       --       --       --
       Value at End of Year    15.285191   13.334453  10.500964     7.955341  10.605146       --       --       --       --       --
   Venture III No. of Units       33,725      41,942     32,834       32,617     15,856       --       --       --       --       --

VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits

     Value at Start of Year    14.838145   13.113578   9.618617    12.656613         --       --       --       --       --       --
       Value at End of Year    16.399020   14.838145  13.113578     9.618617         --       --       --       --       --       --
   Venture III No. of Units      652,914     805,980    399,055      135,128         --       --       --       --       --       --
      NY Venture III No. of
                      Units       28,146      24,103      4,930        3,908         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

     Value at Start of Year    14.635222   12.940716   9.496575    12.500000         --       --       --       --       --       --
       Value at End of Year    16.166695   14.635222  12.940716     9.496575         --       --       --       --       --       --
   Venture III No. of Units      234,496     269,435    282,804      195,802         --       --       --       --       --       --
      NY Venture III No. of
                      Units       45,053      48,220     19,711       22,239         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)

     Value at Start of Year    14.577434   12.909015   9.487504    12.500000         --       --       --       --       --       --
       Value at End of Year    16.078797   14.577434  12.909015     9.487504         --       --       --       --       --       --
   Venture III No. of Units      317,248     290,234    142,695       26,508         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year    14.558218   12.898462   9.484479    12.500000         --       --       --       --       --       --
       Value at End of Year    16.049614   14.558218  12.898462     9.484479         --       --       --       --       --       --
   Venture III No. of Units       43,909      50,385     56,142       21,726         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year    18.416813   16.341700  12.500000           --         --       --       --       --       --       --
       Value at End of Year    20.273142   18.416813  16.341700           --         --       --       --       --       --       --
   Venture III No. of Units       22,585      26,969     16,361           --         --       --       --       --       --       --

Value Trust - Series I Shares (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year    20.316970   17.934088  13.139390    17.304087  17.953510       --       --       --       --       --
       Value at End of Year    22.495273   20.316970  17.934088    13.139390  17.304087       --       --       --       --       --
   Venture III No. of Units      126,879     199,666    171,980      265,249     76,144       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year    14.014638   12.377130   9.072620    11.954290  12.500000       --       --       --       --       --
       Value at End of Year    15.509501   14.014638  12.377130     9.072620  11.954290       --       --       --       --       --
   Venture III No. of Units      133,116     199,589    186,281      217,663      8,999       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates
(not issued in NY))

                               [JOHN HANCOCK LOGO]





                                                    Prospectus dated May 1, 2006





                         Wealthmark ML3 Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS




This Prospectus describes interests in WEALTHMARK ML3 flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. These Contracts are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. Unless otherwise specified, "we", "us", "our", or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture variable annuity contract for the name of your issuing Company.




VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:




AIM VARIABLE INSURANCE FUNDS                                                                DWS VARIABLE SERIES I
AIM V. I. Utilities Fund                          DWS VARIABLE SERIES I                     DWS Janus Growth Opportunities VIP
                                                  DWS Bond VIP                              DWS Large Cap Value VIP
ALGER AMERICAN FUND                               DWS Capital Growth VIP                    DWS Legg Mason Aggressive Growth VIP
Alger American Balanced                           DWS Global Opportunities VIP              DWS Mercury Large Cap Core VIP
Alger American Leveraged AllCap                   DWS Growth & Income VIP                   DWS MFS Strategic Value VIP
                                                  DWS Health Care VIP                       DWS Mid Cap Growth VIP
CREDIT SUISSE TRUST                               DWS International VIP                     DWS Moderate Allocation VIP
Credit Suisse Trust-Emerging Markets                                                        DWS Money Market VIP
Credit Suisse Trust Global Small Cap              DWS VARIABLE SERIES II                    DWS Oak Strategic Equity VIP
                                                  DWS Balanced VIP                          DWS Small Cap Growth VIP
DREYFUS INVESTMENT PORTFOLIOS                     DWS Blue Chip VIP                         DWS Strategic Income VIP
Dreyfus I.P. MidCap Stock                         DWS Conservative Allocation VIP           DWS Technology VIP
                                                  DWS Core Fixed Income VIP                 DWS Templeton Foreign Value VIP
THE DREYFUS SOCIALLY RESPONSIBLE                  DWS Davis Venture Value VIP               DWS Turner Mid Cap Growth VIP
GROWTH FUND, INC.                                 DWS Dreman Financial Services VIP
Dreyfus Socially Responsible Growth               DWS Dreman High Return Equity VIP         JOHN HANCOCK TRUST
Fund Inc.                                         DWS Dreman Small Cap Value VIP            Lifestyle Aggressive
                                                  DWS Global Thematic VIP                   Lifestyle Balanced
DWS INVESTMENTS VIT FUNDS TRUST                   DWS Government & Agency Securities VIP    Lifestyle Conservative
DWS Equity 500 Index VIP                          DWS Growth Allocation VIP                 Lifestyle Growth
DWS RREEF Real Estate Securities VIP              DWS High Income VIP                       Lifestyle Moderate
                                                  DWS Income Allocation VIP
                                                  DWS International Select Equity VIP
                                                  DWS Janus Growth & Income VIP







CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



            JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)              JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


     ANNUITIES SERVICE CENTER               MAILING ADDRESS              ANNUITIES SERVICE CENTER              MAILING ADDRESS
       601 Congress Street               Post Office Box 55230              601 Congress Street             Post Office Box 55013
 Boston, Massachusetts 02210-2805     Boston, Massachusetts 02205-        Boston, Massachusetts             Boston, Massachusetts
 (617) 663-3000 or (800) 344-1029                 5230                          02210-2805                        02205-5013
                                      www.johnhancockannuities.com       (877) 391-3748 or (800)          www.johnhancocknewyork.com
                                                                                 551-2078

                                Table of Contents







GLOSSARY OF SPECIAL TERMS.................................1            ASSET-BASED CHARGES.....................................34

OVERVIEW..................................................3              Daily Administration Fee..............................34

FEE TABLES................................................7              Distribution Fee......................................34

  EXAMPLES................................................8              Mortality and Expense Risks Fee.......................34

GENERAL INFORMATION ABOUT US, THE                                      REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS......34
SEPARATE ACCOUNTS AND THE FUNDS                           14
                                                                       PREMIUM TAXES...........................................35
  THE COMPANIES...........................................14
                                                                     FEDERAL TAX MATTERS.......................................36
  THE SEPARATE ACCOUNTS...................................15
                                                                       INTRODUCTION............................................36
  THE FUNDS...............................................15
                                                                       OUR TAX STATUS..........................................36
  VOTING INTEREST.........................................20
                                                                       SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS............36
DESCRIPTION OF THE CONTRACT...............................21
                                                                       NON-QUALIFIED CONTRACTS.................................36
  ELIGIBLE PLANS..........................................21
                                                                         Undistributed Gains...................................36
  ACCUMULATION PERIOD PROVISIONS..........................21
                                                                         Taxation of Annuity Payments..........................37
    Purchase Payments.....................................21
                                                                         Surrenders, Withdrawals and Death Benefits............37
    Accumulation Units....................................21
                                                                         Taxation of Death Benefit Proceeds....................37
    Value of Accumulation Units...........................22
                                                                         Penalty Tax on Premature Distributions................38
    Net Investment Factor.................................22
                                                                         Puerto Rico Non-Qualified Contracts...................38
    Transfers Among Investment Options....................22
                                                                         Diversification Requirements..........................38
    Maximum Number of Investment Options..................23
                                                                       QUALIFIED CONTRACTS.....................................38
    Telephone and Electronic Transactions.................23
                                                                         Penalty Tax on Premature Distributions................39
    Special Transfer Services-Dollar Cost Averaging.......24
                                                                         Tax-Free Rollovers....................................40
    Special Transfer Services - Asset
    Rebalancing Program...................................24
                                                                         Loans.................................................40
    Withdrawals...........................................25
                                                                         Puerto Rico Contracts Issued to Fund Retirement Plans.40
    Special Withdrawal Services -- The Income Plan........25
                                                                       SEE YOUR OWN TAX ADVISER................................41
    Optional Guaranteed Minimum Withdrawal Benefits.......25
                                                                     GENERAL MATTERS...........................................42
    Death Benefit During the Accumulation Period..........26
                                                                       ASSET ALLOCATION SERVICES...............................42
    Optional Enhanced Death Benefits......................27
                                                                       RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT
                                                                       PROGRAM                                                 42
  PAY-OUT PERIOD PROVISIONS...............................27
                                                                       DISTRIBUTION OF CONTRACTS...............................42
    General...............................................27
                                                                           Standard Compensation...............................42
    Annuity Options.......................................28
                                                                         Additional Compensation and Revenue Sharing...........43
    Determination of Amount of the First Variable
    Annuity Benefit Payment                               29
                                                                         Differential Compensation.............................43
    Annuity Units and the Determination of
    Subsequent Variable Annuity Benefit Payments          29
                                                                       CONFIRMATION STATEMENTS.................................43
    Transfers During Pay-out Period.......................30
                                                                       REINSURANCE ARRANGEMENTS................................43
    Death Benefit During Pay-out Period...................30
                                                                       APPENDIX A:  EXAMPLES OF CALCULATION OF
                                                                       WITHDRAWAL CHARGE                                       1
    Optional Guaranteed Minimum Income Benefits...........30
                                                                       APPENDIX B:  QUALIFIED PLAN TYPES.......................1
  OTHER CONTRACT PROVISIONS...............................30
                                                                       APPENDIX C:  OPTIONAL ENHANCED DEATH BENEFITS...........1
    Right to Review.......................................30
                                                                       APPENDIX D:  OPTIONAL GUARANTEED MINIMUM WITHDRAWAL
                                                                       BENEFITS                                                1
    Ownership.............................................31
                                                                     APPENDIX E:  OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS..1
    Annuitant.............................................31
                                                                     APPENDIX U:  ACCUMULATION UNIT VALUE
    Beneficiary...........................................31
                                                                     TABLES....................................................1
    Modification..........................................31

    Our Approval..........................................31

    Misstatement and Proof of Age, Sex or Survival........31

  FIXED INVESTMENT OPTIONS................................32

CHARGES AND DEDUCTIONS....................................33

  WITHDRAWAL CHARGES......................................33


We provide additional information about the Contracts and the Separate
Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents

General Information and History..............................................3

Accumulation Unit Value Tables...............................................3

Services.....................................................................3

         Independent Registered Public Accountant............................3

         Servicing Agent.....................................................3
         Principal Underwriter...............................................3
         Special Compensation and Reimbursement Arrangements.................4

Appendix A: Audited Financial Statements.....................................A-1



JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents

General Information and History..............................................3

Accumulation Unit Value Tables...............................................3

Services.....................................................................3

         Independent Registered Public Accountant............................3

         Servicing Agent.....................................................3

         Principal Underwriter...............................................3

         Special Compensation and Reimbursement Arrangements.................4

Appendix A:  Audited Financial Statements....................................A-1

                            Glossary of Special Terms




The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.



ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.



ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.




ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.




BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.




CODE: The Internal Revenue Code of 1986, as amended.



COMPANY: John Hancock USA or John Hancock New York.



CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.




CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.



CONTRACT ANNIVERSARY: The anniversary of the Contract Date.



CONTRACT DATE: The date of issue of the Contract.




CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.




CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.




DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.




FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.




FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.



FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.




GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.




INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.




JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.




JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).



LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.




MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.



NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.



OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.




PROSPECTUS: This Prospectus that describes interests in the Contract.




PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.




QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.




QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



RIDER: An optional benefit that you may elect for an additional charge.




SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.




SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.




UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.



VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.




VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview



This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.



Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.



WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?



The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.



We no longer offer the Contracts described in this Prospectus for sale; however, you may make additional Purchase Payments as permitted under your Contract.



WHO ISSUED MY CONTRACT?



Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.



WHAT ARE SOME BENEFITS OF THE CONTRACT?



The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earning under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. Generally, the amount of the death benefit will be the greater of: (a) the Contract Value or (b) the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.



HOW DOES THE CONTRACT WORK?



Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.



HOW CAN I INVEST MONEY IN THE CONTRACT?



We use the term Purchase Payment to refer to the investments you make in the Contract. We required you to pay at least $10,000 to purchase a Contract. Each subsequent Purchase Payment must be at least $30. Additional Purchase Payments generally may be made at any time.



If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.



WHAT ARE MY INVESTMENT CHOICES?



There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.




VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.



Allocating assets only to one or a small number of the Variable Investment Options (other than the Asset Allocation Funds) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.



FIXED INVESTMENT OPTIONS. Currently, we do not make available any Fixed Investment Options, other than the DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.



HOW CAN I CHANGE MY INVESTMENT CHOICES?



ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.



TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.



The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.



CAN I TAKE OUT ANY OF MY MONEY?



During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.



WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?



This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased:



We describe the following optional benefit Riders in the Appendices to this
Prospectus:



Appendix C:  Optional Enhanced Death Benefits
-  Enhanced Earnings Death Benefit -- not offered in New York or Washington;



-  Accelerated Beneficiary Protection Death Benefit -- not offered in New York.



-  Annual Step-Up Death Benefit.




Appendix D:  Optional Guaranteed Minimum Withdrawal Benefits
o  Guaranteed Principal Plus;

-  Guaranteed Principal Plus for Life.



Appendix E:  Optional Guaranteed Minimum Income Benefits
-  Guaranteed Retirement Income Benefits -- offered by John Hancock USA;
-  Guaranteed Retirement Income Benefits -- offered by John Hancock New York.



WHAT CHARGES DO I PAY UNDER THE CONTRACT?



Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each Variable Investment Options you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.



If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.



WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?



In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:
- full or partial withdrawals (including surrenders and systematic withdrawals);
-  payment of any death benefit proceeds; and
-  periodic payments under one of our annuity payment options.



How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:
-  the type of the distribution;
-  when the distribution is made;
-  the nature of any Qualified Plan for which the Contract is being used; and
-  the circumstances under which the payments are made.



If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.



Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.



IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.



We provide additional information on taxes in the "Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.



CAN I RETURN MY CONTRACT?



In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.



WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Wealthmark ML3 Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions" . The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).







THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



                      CONTRACT OWNER TRANSACTION EXPENSES(A)




MAXIMUM WITHDRAWAL CHARGE
(as percentage of Purchase Payments)(B)
     First Year                                           6%

     Second Year                                          5%

     Third Year                                           4%

     Thereafter                                           0%




  TRANSFER FEE(C)

      Maximum Fee                                       $25

      Current Fee                                       $ 0
                                                         --





(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General
Matters -- Premium Taxes").



(B) The charge is taken within the specified period of years measured from the date of payment.



(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.



               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES




                                                                                   JOHN HANCOCK USA           JOHN HANCOCK NEW YORK
                                                                                   ----------------           ---------------------
ANNUAL CONTRACT FEE                                                                    $ 0                          $ 0

====================================================================================================================================
ANNUAL SEPARATE ACCOUNT EXPENSES(A)
Mortality and expense risks fee                                                         1.25%                        1.25%

Distribution fee                                                                        0.25%                        0.25%

Daily Administration fee- asset based                                                   0.15%                        0.15%

TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                                  1.65%                        1.65%

(With No Optional Riders Reflected)

========================================================================== ========================= ===============================

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Annual Step-Up Death Benefit Fee(B)                                            0.20%                       0.20%

  Optional Enhanced Earnings Death Benefit Benefit Fee                                  0.20%                    not offered

TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                                  2.05%                       1.85%

(With Annual Step-Up Death Benefit and Enhanced Earnings Death Benefit fee reflected, as applicable)




FEES DEDUCTED FROM CONTRACT VALUE
Guaranteed Minimum Withdrawal Benefits(C)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)

         Maximum Fee                                                                    0.75%                        0.75%

         Current Fee - Guaranteed Principal Plus for Life                               0.40%                        0.40%

         Current Fee -- Guaranteed Principal Plus                                       0.30%                        0.30%

Guaranteed Minimum Income Programs(D)

(as a percentage of Income Base)
           Guaranteed Retirement Income Benefit II                                      0.45%                        0.45%

           Guaranteed Retirement Income Benefit III                                     0.50%                     not offered

Accelerated Beneficiary Protection Death Benefit(E)                                     0.50%                     not offered

(as a percentage of Accelerated Beneficiary Protection Death Benefit)






(A) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.



(B) The charge for the optional Annual Step-Up Death Benefit is 0.05% of the value of the Variable Investment Options if you purchased the Rider from John Hancock USA prior to May 2003 or from John Hancock New York prior to August 2005



(C) The current charge is 0.40% for Guaranteed Principal Plus for Life and 0.30% for Guaranteed Principal Plus . We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.



(D) Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Guaranteed Principal Plus. Availability varied by state and when you purchased your Contract. See Appendix E for availability.



(E) Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Guaranteed Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III.





THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.



TOTAL ANNUAL FUND OPERATING EXPENSES                       MINIMUM(A)    MAXIMUM
Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses                                                      0.65%        7.01%




EXAMPLES



The following examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Examples 1 and 2 pertain to Wealthmark ML3 Contracts with optional benefit Riders and Example 3 pertains to Wealthmark ML3 Contracts without optional benefit Riders.

EXAMPLE 1. Maximum Fund operating expenses -- Wealthmark ML3 Contract with optional benefit Riders




WEALTHMARK ML3 CONTRACT WITH OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-Up Death Benefit, Enhanced Earnings Death Benefit and Guaranteed Principal Plus for Life optional Riders. For John Hancock New York, this example assumes that you invest in a Contract with the Annual Step-Up Death Benefit and Guaranteed Principal Plus for Life Riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



  JOHN HANCOCK USA
ANNUAL STEP-UP DEATH BENEFIT, ENHANCED EARNINGS DEATH BENEFIT AND
PRINCIPAL PLUS FOR LIFE



                                                        1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                        ------       -------        -------       --------
If you surrender the Contract at the end of the
applicable time period:                                   $1,482      $3,088        $4,449         $7,992

If you annuitize, or do not surrender the
Contract at the end of the applicable time period:        $  966      $2,781        $4,449         $7,992





  JOHN HANCOCK NEW YORK
ANNUAL STEP-UP DEATH BENEFIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE




                                                        1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                        ------       -------        -------       --------
If you surrender the Contract at the end of the

applicable time period:                                 $1,464        $3,041        $4,379         $7,901
If you annuitize, or do not surrender the Contract

at the end of the applicable time period:               $  947        $2,732        $4,379         $7,901




EXAMPLE 2. Maximum Fund operating expenses- Wealthmark ML3 Contract with previously offered optional benefit Riders:



WEALTHMARK ML3 CONTRACT WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-Up Death Benefit, Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit rider. For John Hancock New York, this example assumes you invest in a Contract with the Annual Step-Up Death Benefit and Guaranteed Retirement Income Benefit II Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA
ANNUAL STEP-UP DEATH BENEFIT, ENHANCED EARNINGS DEATH BENEFIT AND
GUARANTEED RETIREMENT INCOME BENEFIT III




                                                        1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                        ------       -------        -------       --------
If you surrender the Contract at the end of the
applicable time period:                                 $1,455        $3,015        $4,331         $7,849

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  940        $2,706        $4,331         $7,849




JOHN HANCOCK NEW YORK
ANNUAL STEP-UP DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT II





                                                        1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                        ------       -------        -------       --------
If you surrender the Contract at the end of the
applicable time period:                                 $1,433        $2,956        $4,244         $7,739

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  916        $2,645        $4,244         $7,739

EXAMPLE 3. Minimum Fund operating expenses -- Wealthmark ML3 Contract with no optional Riders:



WEALTHMARK ML3 CONTRACT WITH NO OPTIONAL BENEFIT RIDERS. The third example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



  JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK
NO OPTIONAL BENEFIT RIDERS




                                                        1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                        ------       -------        -------       --------
If you surrender the Contract at the end of the
applicable time period:                                  $795         $1,130        $1,263         $2,694

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                $240         $  738         $1,263         $2,694




THE FOLLOWING TABLE DESCRIBES TO OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.





                                                                                                                        TOTAL
                                                                  MANAGEMENT       RULE 12B-1         OTHER             ANNUAL
                                                                     FEES             FEES           EXPENSES          EXPENSES
                                                                  ----------       ----------        --------          --------
AIM VARIABLE INSURANCE FUNDS (SERIES I):
AIM V. I. Utilities Fund Portfolio (See Note 1.)                    0.60%             N/A              0.36%             0.96%

ALGER AMERICAN FUND:
Alger American Balanced Portfolio                                   0.75%            0.25%             0.06%             1.06%
Alger American Leveraged AllCap Portfolio                           0.85%            0.25%             0.06%             1.16%

CREDIT SUISSE TRUST:
Credit Suisse Trust-Emerging Markets Portfolio                      1.25%             N/A              0.40%             1.65%
(See Note 2.)
Credit Suisse Trust Global Small Cap Portfolio                      1.25%             N/A              0.34%             1.59%
(See Note 2.)

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. MidCap Stock Portfolio (See Note 3.)                   0.75%            0.25%             0.04%             1.04%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund, Inc.                      0.75%            0.25%             0.06%             1.06%

DWS INVESTMENTS VIT FUNDS TRUST:
DWS Equity 500 Index VIP (See Note 4.)                              0.19%            0.25%             0.28%             0.72%
   (formerly, "Scudder VIT Equity 500 Index")

DWS RREEF Real Estate Securities VIP (See Note 5.)                  0.90%            0.25%             0.68%             1.83%
   (formerly, "Scudder Real Estate Securities")

DWS VARIABLE SERIES I:
DWS Bond VIP (See Note 6.)                                          0.48%            0.25%             0.31%             1.04%
   (formerly, "Scudder Bond Portfolio")

DWS Capital Growth VIP (See Note 6.)                                0.46%            0.25%             0.18%             0.89%
   (formerly, "Scudder Capital Growth Portfolio")

DWS Global Opportunities VIP (See Note 6.)                          0.98%            0.25%             0.31%             1.54%
   (formerly, "Scudder Global Discovery Portfolio")

DWS Growth & Income VIP (See Note 6.)                               0.47%            0.25%             0.23%             0.95%
   (formerly, "Scudder Growth and Income Portfolio")

DWS Health Care VIP (See Note 6.)                                   0.75%            0.25%             0.27%             1.27%
   (formerly, "Scudder Health Sciences Portfolio")


                                                                                                                        TOTAL
                                                                 MANAGEMENT       RULE 12B-1          OTHER             ANNUAL
                                                                    FEES             FEES            EXPENSES          EXPENSES
                                                                 ----------       ----------         --------          --------
DWS VARIABLE SERIES II:
DWS Balanced VIP (See Note 7.)                                      0.45%            0.25%             0.21%             0.91%
   (formerly, "Scudder Total Return Portfolio")

DWS Blue Chip VIP (See Note 7.)                                     0.65%            0.25%             0.19%             1.09%
   (formerly, "Scudder Blue Chip Portfolio")

DWS Conservative Allocation VIP (See Notes 7 and 8.)                0.15%            0.25%             0.54%             0.94%
   (formerly, "Scudder Income & Growth Strategy Portfolio")

DWS Core Fixed Income VIP (See Note 7.)                             0.60%            0.25%             0.22%             1.07%
   (formerly, "Scudder Fixed Income Portfolio")

DWS Davis Venture Value VIP (See Note 7.)                           0.94%            0.25%             0.22%             1.41%
   (formerly, "SVS Davis Venture Value Portfolio")

DWS Dreman Financial Services VIP                                   0.75%            0.25%             0.29%             1.29%
   (formerly, "SVS Dreman Financial Services Portfolio")

DWS Dreman High Return Equity VIP (See Note 7.)                     0.73%            0.25%             0.19%             1.17%
   (formerly, "SVS Dreman High Return Equity Portfolio")

DWS Dreman Small Cap Value VIP (See Note 7.)                        0.75%            0.25%             .0.19%            1.19%
   (formerly, "SVS Dreman Small Cap Value Portfolio")

DWS Global Thematic VIP (See Note 7.)                               1.00%            0.25%             0.54%             1.79%
   (formerly, "Scudder Global Blue Chip Portfolio")

DWS Government & Agency Securities VIP                              0.55%            0.25%             0.22%             1.02%
   (formerly, "Scudder Government & Agency Securities
   Portfolio")

DWS Growth Allocation VIP (See Notes 7 and 8.)                      0.15%            0.25%             0.25%             0.65%
   (formerly, "Scudder Growth Strategy Portfolio")

DWS High Income VIP                                                 0.60%            0.25%             0.25%             1.10%
   (formerly, "Scudder High Income Portfolio")

DWS Income Allocation VIP (See Notes 7 and 8.)                      0.15%            0.25%             1.13%             1.53%
   (formerly, "Scudder Conservative Income Strategy
   Portfolio")

DWS International Select Equity VIP                                 0.75%            0.25%             0.26%             1.26%
   (formerly, "Scudder International Select Equity Portfolio")

DWS Janus Growth & Income VIP (See Note 7.)                         0.75%            0.25%             0.26%             1.26%
   (formerly, "SVS Janus Growth and Income Portfolio")

DWS Janus Growth Opportunities VIP (See Note 7.)                    0.75%            0.25%             0.25%             1.25%
   (formerly, "SVS Janus Growth Opportunities Portfolio")

DWS Legg Mason Aggressive Growth VIP (See Note 7.)                  0.80%            0.25%             0.68%             1.73%
   (formerly, "DWS Salomon Aggressive Growth VIP")

DWS Large Cap Value VIP (See Note 7.)                               0.75%            0.25%             0.21%             1.21%
   (formerly, "Scudder Large Cap Value Portfolio")

DWS Mercury Large Cap Core VIP (See Note 7.)                        0.90%            0.25%             5.86%             7.01%
   (formerly, "Scudder Mercury Large Cap Core Portfolio")

DWS MFS Strategic Value VIP (See Note 7.)                           0.95%            0.25%             0.45%             1.65%
   (formerly, "SVS MFS Strategic Value Portfolio")

DWS Mid Cap Growth VIP (See Note 7.)                                0.75%            0.25%             0.40%             1.40%
   (formerly, "Scudder Mid Cap Growth Portfolio")

DWS Moderate Allocation VIP (See Notes 7 and 8.)                    0.15%            0.25%             0.26%             0.66%
   (formerly, "Scudder Growth & Income Strategy Portfolio")

DWS Money Market VIP                                                0.46%            0.25%             0.18%             0.89%
   (formerly, "Scudder Money Market Portfolio")

DWS Oak Strategic Equity VIP (See Note 7.)                          0.75%            0.25%             0.35%             1.35%
   (formerly, "SVS Oak Strategic Equity Portfolio")

DWS Small Cap Growth VIP (See Note 7.)                              0.65%            0.25%             0.22%             1.12%
   (formerly, "Scudder Small Cap Growth  Portfolio")

DWS Strategic Income VIP (See Note 7.)                              0.65%            0.25%             0.35%             1.25%
   (formerly, "Scudder Strategic Income Portfolio")

DWS Technology VIP (See Note 7.)                                    0.75%            0.25%             0.26%             1.26%
   (formerly, "Scudder Technology Growth Portfolio")

DWS Templeton Foreign Value VIP (See Note 7.)                       0.95%            0.25%             1.97%             3.17%
   (formerly, "Scudder Templeton Foreign Value Portfolio")

DWS Turner Mid Cap Growth VIP (See Note 7.)                         0.80%            0.25%             0.31%             1.36%
   (formerly, "SVS Turner Mid Cap Growth Portfolio")





                                                                                                                        TOTAL
                                                                 MANAGEMENT       RULE 12B-1          OTHER             ANNUAL
                                                                    FEES             FEES            EXPENSES          EXPENSES
                                                                 ----------       ----------         --------          --------
JOHN HANCOCK TRUST (SERIES II SHARES)
Lifestyle Aggressive Trust (See Note 9.)                            0.05%            0.25%             0.95%             1.25%

Lifestyle Balanced Trust (See Note 9.)                              0.05%            0.25%             0.86%             1.16%

Lifestyle Conservative Trust (See Note 9.)                          0.05%            0.25%             0.78%             1.08%

Lifestyle Growth Trust (See Note 9.)                                0.05%            0.25%             0.89%             1.19%

Lifestyle Moderate Trust (See Note 9.)                              0.05%            0.25%             0.81%             1.11%




1. Effective September 23, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares of the Fund to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.93% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.



2. Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and /or reimbursements may be discontinued at any time. In the case of the Credit Suisse Trust Emerging Markets Portfolio and the Credit Suisse Trust Global Small Cap Portfolio there is a 0.25% and 0.19% expense reimbursement respectively, which results in a net total annual expense of 1.40% for each of these Funds. In addition, for the period beginning March 1, 2006 through February 28, 2007 Credit Suisse Asset Management, LLC will voluntarily waive an additional 0.05% of its advisory fee for the Credit Suisse Emerging Market Portfolio.



3. The Dreyfus Corporation has agreed, until July 31, 2006, to waive receipt of its fees and/or assume the expenses of the Dreyfus I.P. Mid Cap Stock Portfolio so that the expenses do not exceed 0.90% (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings). In addition, there is a 0.04% expense reimbursement. Had the expense reimbursement been included in the amount shown, the net total annual expense for the Fund would be 1.00%.



4. Amounts shown for the DWS Equity 500 Index VIP Fund are restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. "Other Expenses" are based on estimated amounts for the current fiscal year. Effective September 19, 2005, the Advisor contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.53% for Class B shares until April 30, 2009.



5. Amounts shown for the DWS RREEF Real Estate Securities VIP Fund are restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. Through May 31, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at 1.500%, for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses. In addition, from June 1, 2006, through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at ratios no higher than 1.499%, for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.



6. Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for either a one year or three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to specific levels. For the following Funds, the period of limitation is ONE year for the limit amounts set forth after the Fund names: DWS Bond VIP (1.11%), DWS Global Opportunities VIP (1.24%), DWS Health Care VIP (1.35%), DWS International VIP (1.37%). In the case of DWS Bond VIP, Class B shares commenced operations on May 3, 2005 and "Other Expenses" shown above are based on estimated amounts for the current fiscal year. For the following Funds, the period of limitation is THREE years for the limit amounts set forth after the Fund names: DWS Capital Growth VIP (0.86%) and DWS Growth & Income VIP (0.89%). In the case of the DWS Capital Growth VIP, this reduction in the net Total Annual Expenses is caused by a reduction in the Other Expenses as described above to 0.16%. In the case of the DWS Growth & Income VIP this reduction in the net Total Annual Expenses is caused by reduction of both the Management Fee to 0.45% and the Other Expenses to 0.19%.



7. Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for either a one year or three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to specific levels. For Class B shares of the following Funds, the period of limitation is ONE YEAR COMMENCING MAY 1, 2005 for the limit amounts set forth after the Fund name:
     DWS Dreman Financial Services VIP (1.39%) , DWS Dreman High Return Equity VIP (1.27%), DWS Janus Growth Opportunities VIP (1.35%), DWS Technology VIP (1.35%), DWS Large Cap Value VIP (1.20%), DWS Dreman Small Cap Value VIP (1.24%), DWS Core Fixed Income VIP (1.20%), DWS Blue Chip VIP (1.35%), DWS Income Allocation VIP (0.75%), DWS Moderate Allocation VIP (0.75%), DWS Growth Allocation VIP (0.75%), DWS Conservative Allocation VIP (0.75%). For the Class B shares of the following Funds, the period of limitation is ONE YEAR COMMENCING ON OCTOBER 1, 2005 for the limit amounts set forth after the Fund name: DWS Mid Cap Growth VIP (1.308%), DWS Davis Venture Value VIP (1.253%), DWS Global Thematic VIP (1.44%), DWS Salomon Aggressive Growth VIP (1.308%), DWS Janus Growth & Income VIP (1.253%), DWS Mercury Large Cap Core VIP

     (1.20%), DWS MFS Strategic Value VIP (1.26%), DWS Oak Strategic
     Equity VIP (1.301%), DWS Strategic Income VIP (1.199%), DWS Templeton Foreign Value VIP (1.34%), DWS Turner Mid Cap Growth VIP (1.337%). For Class B shares of the following Funds, the period of limitation is THREE YEARS COMMENCING ON MAY 1, 2005 for the limit amounts set forth after the Fund name: DWS Small Cap Growth VIP (1.09%) and DWS Balanced VIP (0.89%). In the case of DWS Balanced VIP, DWS Janus Growth & Income VIP, and DWS Janus Growth Opportunities VIP, management fees have been restated to reflect the new fee schedule for the respective Fund effective May 2, 2005. In the case of DWS Legg Mason Aggressive Growth VIP, management fees have been restated to reflect the new fee schedule for the Fund effective August 1, 2005. In the case of DWS Oak Strategic Equity VIP and DWS Turner Mid Cap Growth VIP, management fees have been restated to reflect the new fee schedule for the respective Fund effective October 1, 2005.



8. This Fund will also indirectly bear its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. These indirect fees and expenses are not reflected in the table above.



9.   Each of the Lifestyle Trusts may invest in other series of the John
     Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Funds' adviser currently pays a portion of the expenses of each Lifestyle Trust.




We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.



LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Account may be found in the Statements of Additional Information.

General Information about Us, the Separate Accounts and the Funds




THE COMPANIES




We are subsidiaries of Manulife Financial Corporation.




Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.



John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.



John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.



The ultimate parent of both companies is Manulife Financial Corporation , a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.



John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:



A++                     Superior companies have a very strong
                        ability to meet their obligations; 1st
A.M. Best               category of 16


AA+                     Very strong capacity to meet
Fitch                   policyholder and contract obligations;

                        2nd category of 24

AA+                     Very strong financial security
Standard & Poor's       characteristics; 2nd category of 21

John Hancock USA has also received the following rating from Moody's:


Aa2                      Excellent in financial strength; 3rd
Moody's                  category of 21



These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.



With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:



- the liability to pay contractual claims under the contracts is assumed by another insurer; or



- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS




We use our Separate Accounts to support the Variable Investment Options you choose.



You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.



For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.



The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.



We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.



We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.



THE FUNDS



When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Fund of:



-        AIM Variable Insurance Fund; or
-        The Alger American Fund; or
-        Credit Suisse Trust; or
-        Dreyfus Investment Portfolios; or
-        The Dreyfus Socially Responsible Growth Fund, Inc.; or
-        DWS Variable Series I; or
-        DWS Variable Series II; or
-        DWS Investments VIT Funds Trust; or
-        John Hancock Trust.



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other Variable Annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.



The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.



The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.



Each of the above mutual funds are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



     If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.50% of assets may be made by a Fund's investment adviser or its affiliates. We or our affiliates pay Scudder Funds Distributors, Inc., the principal underwriter for Funds of DWS Variable Series I, DWS Variable Series II and DWS Investments VIT Funds Trust, a percentage of some or all of the amounts allocated we or our affiliates receive as additional compensation for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Each of the John Hancock Trust's Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") are "fund-of funds" that invest in other underlying funds. The prospectuses for each of the JHT Funds of Funds contain a description of the underlying funds for the Fund, and associated investment risks.



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



              WE SHOW THE FUND'S MANAGER (I.E., SUBADVISER) IN BOLD
                          ABOVE THE NAME OF THE FUND.





                                                   AIM VARIABLE INSURANCE FUNDS


AIM ADVISORS, INC.
     AIM V. I. Utilities Fund Portfolio                  Seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.





                                                    ALGER AMERICAN FUND



FRED ALGER MANAGEMENT, INC.
     Alger American Balanced Portfolio                    Seeks current income and long-term capital appreciation.

     Alger American Leveraged AllCap Portfolio            Seeks long-term capital appreciation.


                                                        CREDIT SUISSE TRUST


CREDIT SUISSE ASSET MANAGEMENT, LLC
     Credit Suisse Trust-Emerging Markets Portfolio      Seeks long-term growth of capital by investing in equity securities of emerging markets.

     Credit Suisse Trust Global Small Cap Portfolio      Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.




                                                   DREYFUS INVESTMENT PORTFOLIOS

THE DREYFUS CORPORATION
     Dreyfus I.P. MidCap Stock Portfolio                 Seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard &
                                                         Poors's MidCap 400(R) * Index.







                                          THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC

THE DREYFUS CORPORATION
     Dreyfus Socially Responsible Growth Fund Inc.       Seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the
                                                         Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.





                                                   DWS INVESTMENTS VIT FUNDS TRUST
                                           (FORMERLY, SCUDDER INVESTMENTS VIT FUNDS TRUST)


DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
     DWS Equity 500 VIP                                  Seeks to replicate, as closely as possible, before deduction of expenses,
     (formerly, Scudder VIT Equity 500 Index)            the performance of the Standard & Poor's 500* Composite Stock Price Index,
                                                         which emphasizes stocks of large U.S. companies.


     DWS RREEF Real Estate Securities VIP                Seeks long-term capital appreciation and current income by investing
     (formerly, Scudder Real Estate                      primarily in real estate securities.
     Securities Portfolio)






                                                       DWS VARIABLE SERIES I
                                               (FORMERLY, SCUDDER VARIABLE SERIES I)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
     DWS Bond VIP                                        Seeks to provide a high level of income consistent with a high quality
      (formerly, Bond Portfolio)                         portfolio of Debt securities. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

     DWS Capital Growth VIP                              Seeks to maximize long-term capital growth through a broad and flexible
     (formerly, Capital Growth Portfolio)                investment program.

     DWS Global Opportunities VIP                        Seeks above-average capital appreciation over the long term by investing
     (formerly, Global Discovery Portfolio)              primarily in the equity securities of small companies located throughout the world.

     DWS Growth & Income VIP                             Seeks long-term growth of capital, current income and growth of income.
     (formerly, Growth and Income Portfolio)



                                                       DWS VARIABLE SERIES I
                                               (FORMERLY, SCUDDER VARIABLE SERIES I)


     DWS Health Care VIP                                 Seeks long-term growth of capital by investing at least 80% of total
     (formerly, Health Sciences Portfolio)               assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

     DWS International VIP                               Seeks long-term growth of capital primarily through diversified holdings
     (formerly, International Portfolio)                 of marketable foreign equity investments.






                                                   DWS SCUDDER VARIABLE SERIES II
                                               (FORMERLY, SCUDDER VARIABLE SERIES II)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC
     DWS Balanced VIP                                    Seeks high total return, a combination of income and capital appreciation.
     (formerly, Scudder Total Return Portfolio)

     DWS Blue Chip VIP                                   Seeks growth of capital and income.
     (formerly, Scudder Blue Chip Portfolio)

     DWS Conservative Allocation VIP                     Seeks a balance of current income and long-term growth of capital with an
     (formerly, Scudder Income & Growth Strategy         emphasis on current income.
     Portfolio)

     DWS Core Fixed Income VIP                           Seeks high current income.
     (formerly, Scudder Fixed Income Portfolio)

     DWS Davis Venture Value VIP                         Seeks growth of capital.
     (formerly, SVS Davis Venture Value Portfolio)

     DWS Dreman Financial Services VIP                   Seeks long-term capital appreciation.
     (formerly, SVS Dreman Financial Services Portfolio)

     DWS Dreman High Return Equity VIP                   Seeks to achieve a high rate of total return.
     (formerly, SVS Dreman High Return Equity Portfolio)

     DWS Dreman Small Cap Value VIP                      Seeks long-term capital appreciation.
     (formerly, SVS Dreman Small Cap Value Portfolio)

     DWS Global Thematic VIP                             Seeks long-term capital growth.
     (formerly, Scudder Global Blue Chip Portfolio)

     DWS Government & Agency Securities VIP              Seeks high current income consistent with preservation of capital.
     (formerly, Scudder Government & Agency Securities
     Portfolio)

     DWS Growth Allocation VIP                           Seeks long-term growth of capital.
     (formerly, Scudder Growth Strategy Portfolio)

     DWS High Income VIP                                 Seeks to provided a high level of current income
     (formerly, Scudder High Income Portfolio)

     DWS Income Allocation VIP                           Seeks current income and, as a secondary objective, long-term growth of
     (formerly, Scudder Conservative Income Strategy     capital.
     Portfolio)

     DWS International Select Equity VIP                 Seeks capital appreciation.
     (formerly, Scudder International Select Equity
     Portfolio)

     DWS Janus Growth & Income VIP                       Seeks long-term capital growth and current income.
     (formerly, SVS Janus Growth and Income Portfolio)




                                                   DWS SCUDDER VARIABLE SERIES II
                                               (FORMERLY, SCUDDER VARIABLE SERIES II)


     DWS Janus Growth Opportunities VIP                  Seeks long-term growth of capital in a manner consistent with the
     (formerly, SVS Janus Growth Opportunities           preservation of capital.
     Portfolio)

     DWS Large Cap Value VIP                             Seeks to achieve a high rate of total return.
     (formerly, Scudder Large Cap Value Portfolio)

     DWS Legg Mason Aggressive Growth VIP                Seeks capital appreciation.
     (formerly, Scudder Salomon Aggressive Growth)

     DWS Mercury Large Cap Core VIP                      Seeks long-term capital growth by investing primarily in a diversified
     (formerly, Scudder Mercury Large Cap Core           portfolio of equity securities of large-cap companies located in the U.S.
     Portfolio)

     DWS MFS Strategic Value VIP                         Seeks capital appreciation.
     (formerly, SVS MFS Strategic Value Portfolio)

     DWS Mid Cap Growth VIP                              Seeks long-term capital growth
     (formerly, Scudder Mid Cap Growth Portfolio)

     DWS Moderate Allocation VIP                         Seeks a balance of long-term growth of capital and current income with an
     (formerly, Scudder Growth & Income Strategy         emphasis on growth of capital.
     Portfolio)

     DWS Money Market VIP                                Seeks maximum current income to the extent consistent with stability of
     (formerly, Scudder Money Market Portfolio)          principal.

     DWS Oak Strategic Equity VIP                        Seeks long-term capital growth.
     (formerly, SVS Oak Strategic Equity Portfolio)

     DWS Small Cap Growth VIP                            Seeks maximum appreciation of investors' capital.
     (formerly, Scudder Small Cap Growth Portfolio)

     DWS Strategic Income VIP                            Seeks high current return through investing mainly in Bonds issued by US
     (formerly, Scudder Strategic Income Portfolio)      and foreign corporations and governments.

     DWS Technology VIP                                  Seeks growth of capital.
     (formerly, Scudder Technology Growth Portfolio)

     DWS Templeton Foreign Value VIP                     Seeks long-term capital growth by investing, under normal market
     (formerly, Scudder Templeton Foreign Value          conditions, at least 80% of its net assets in equity securities of
     Portfolio)                                          companies outside the U.S., including emerging markets.

     DWS Turner Mid Cap Growth VIP                       Seeks capital appreciation.
     (formerly, SVS Turner Mid Cap Growth Portfolio)



                                                        JOHN HANCOCK TRUST

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
Lifestyle Aggressive Trust **                            Seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

                                                        JOHN HANCOCK TRUST


Lifestyle Balanced Trust**                               Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying
                                                         Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

Lifestyle Conservative Trust**                           Seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the
                                                         Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in
                                                         Underlying Portfolios which invest primarily in equity securities.

Lifestyle Growth Trust**                                 Seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

Lifestyle Moderate Trust**                               Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying
                                                         Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.




*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Funds are sponsored, endorsed, managed, advised, sold or promoted by the McGraw-Hill companies, Inc. and it does not make any representation regarding the advisability of investing in any of the index Funds.



** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds




VOTING INTEREST




You instruct us how to vote Fund shares.



We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.



During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.



During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.



We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract



ELIGIBLE PLANS



Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). The Contracts is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.



ACCUMULATION PERIOD PROVISIONS



We impose limits on the minimum amount of subsequent Purchase Payments.



Purchase Payments



You make Purchase Payments to us at our Annuities Service Center. The minimum initial Purchase Payment was $10,000. Subsequent Purchase Payments must be at least $30. You may make Purchase Payments at any time. Purchase Payments must be in U.S. dollars.



We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval in order for you to make the Purchase Payment.



John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:



     You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions.



     You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts was equal to or greater than $50,000;



     You and your spouse each purchased at least one new Contract AND the average initial Purchase Payments for the new Contract(s) was equal to or greater than $50,000;



     You purchased multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each Contract was a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.



If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:



     the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and



     the Contract Value at the end of such two year period is less than $2,000.



Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.



We may vary the cancellation of Contract provisions in certain other states in order to comply with state insurance laws and regulations. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").



You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).



Accumulation Units



During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.



We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.



We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.



We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.


Value of Accumulation Units


The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.



We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if: your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.


Net Investment Factor


The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:


Where (a) is:


- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period, plus;



- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.



Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.



Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.


Transfers Among Investment Options


During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.



To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:


-    restricting the number of transfers made during a defined period;



-    restricting the dollar amount of transfers;



- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and



-    restricting transfers into and out of certain Sub-Account(s).



In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


Maximum Number of Investment Options


There is no limit on the number of Investment Options to which you may allocate Purchase Payments.



We permit you to make certain types of transactions by telephone or electronically through the internet.



Telephone and Electronic Transactions



We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the respective telephone number or internet address shown on the first page of this Prospectus.


To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:


-   Any loss or theft of your password; or



-   Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.



We make available Dollar Cost Averaging and Asset Rebalancing programs.


Special Transfer Services-Dollar Cost Averaging


We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.



From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.



The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.


Special Transfer Services - Asset Rebalancing Program


We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.



We will permit asset rebalancing only on the following time schedules:



- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);



- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or



- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.



Withdrawals



During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under The Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.



When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".



There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.



We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:



- the New York Stock Exchange is closed (other than customary weekend and holiday closings);



-        trading on the New York Stock Exchange is restricted;



- an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or -


-        the SEC, by order, so permits for the protection of security holders;
         provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").



You may make Systematic "Income Plan" withdrawals.


Special Withdrawal Services -- The Income Plan


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. We do not charge a fee to participate in the IP program.



Optional Guaranteed Minimum Withdrawal Benefits



Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Guaranteed Principal Plus for Life and Guaranteed Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.



If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.



Death Benefit During the Accumulation Period



The Contracts described in this Prospectus generally provide for distribution of death benefits if a Contract Owner dies before a Contract's Maturity Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner on the date of issue. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.



AMOUNT OF DEATH BENEFIT. The death benefit under the Contracts is the greater of:



-        the Contract Value; or



-        the minimum death benefit.



We will decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix C: "Optional Enhanced Death Benefit").



MINIMUM DEATH BENEFIT. We determine the Minimum Death Benefit as follows:
Minimum death benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with partial withdrawals.



We reduce the minimum death benefit proportionally in connection with partial withdrawals. The amount deducted equals the death benefit under your Contract before the withdrawal times the ratio of the partial withdrawal amount divided by your Contract Value before the withdrawal.



We may reset the minimum death benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a payment made on that date. This treatment of Contract Value as a payment is not included in cumulative Purchase Payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in Ownership or if Ownership is transferred to the Owner's spouse.



DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our the respective Annuities Service Center shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our respective Annuities Service Center:



-        a certified copy of a death certificate or;


- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

-        any other proof satisfactory to us.


If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts". Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a qualified plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a qualified plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix B: "Qualified Plan Types").



In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



The death benefit may be taken in the form of a lump sum immediately. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").



If the death benefit payable upon the death of an Owner is not taken as a lump sum under our current administrative procedures, the Contract will continue subject to the following:



-        The Beneficiary will become the Contract Owner.



- Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at our Annuities Service Center of due proof of the Owner's death.



-        No additional Purchase Payments may be made.




-        Withdrawal charges will be waived for all future distributions.



- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In this case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.



- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which must begin within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If the distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.



- Alternatively, if the Contract is not a qualified contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.



Optional Enhanced Death Benefits



Your Wealthmark ML3 Contract may include one or more of the following enhanced death benefit Riders:



-        Annual Step-Up Death Benefit;



-        Enhanced Earnings Death Benefit (not offered in New York and
         Washington); and



-        Accelerated Beneficiary Protection Death Benefit (not offered in New
         York).



These optional death benefit Riders under the Contracts were not available in all states, and were subject to our underwriting rules at the time you purchased your Contract.



For an extra fee, these optional death benefit Riders could enhance the minimum death benefit payable under your Contract, subject to the terms and limitations contained in the Rider. We provide a general description of each of these Riders in Appendix C to this Prospectus.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, AND ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY OPTIONAL ENHANCED DEATH BENEFIT RIDES THAT YOU MAY HAVE PURCHASED.


PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.



General



Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the pay-out period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest Annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.



You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.


Annuity Options


Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account value of each Investment Option at the Maturity Date. IRS regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.



Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.



We guarantee the following Annuity Options in the Contract.



         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments , an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.



         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.



         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments , an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.



         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.



In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.



         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.



         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.


         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.



PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the period certain, we will reduce the remaining annuity benefit payments during the remaining period certain.



FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.



We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.



Determination of Amount of the First Variable Annuity Benefit Payment



We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.



The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.


Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments


We will base variable annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.



The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.



A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.72%.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.


Transfers During Pay-out Period


Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period


If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.



Optional Guaranteed Minimum Income Benefits



Please (see Appendix E: "Optional Guaranteed Minimum Income Benefits") for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.



OTHER CONTRACT PROVISIONS



You have a right to cancel your Contract within the permitted time.



Right to Review



You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.



No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.



If you purchased your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.



(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.



Ownership



Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.



In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.



Any change of Ownership or assignment must be made in writing and received by us at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.



In the case of Qualified Contracts, Ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of The Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.



The Annuitant is either you or someone you designate.



Annuitant



The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant". The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.



On the death of the Annuitant prior to the Maturity Date, the co- Annuitant, if living, becomes the Annuitant. If there is no living co- Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.



If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges that would otherwise apply upon withdrawal.



The Beneficiary is the person you designate to receive the death benefit if you die.



Beneficiary



The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of beneficiaries.


Modification


We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.


Our Approval


We reserve the right to accept or reject any Contract application at our sole discretion.



The fixed account Investment Option(s) are not (is not) a security.


Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED INVESTMENT OPTIONS



Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.



INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.



Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.



TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.



You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.



Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.



RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.



WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".



We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).



If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.



Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix C "Qualified Plan Types".



LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE GUARANTEED PRINCIPAL PLUS FOR LIFE OR GUARANTEED PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.

CHARGES.  No asset based charges are deducted from Fixed Investment Options.

                             Charges and Deductions



Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefit Riders, see the Fee Tables.


WITHDRAWAL CHARGES


If you make a withdrawal from your Contract during the Accumulation Period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than three complete Contract Years. There is never a withdrawal charge with respect to earnings accumulated in the Contract, certain other amounts available for withdrawal described below or Purchase Payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.



Each withdrawal from the Contract is allocated first to the amount available without withdrawal charges and second to "unliquidated Purchase Payments". In any Contract Year, the amount available without withdrawal charges for that year is the greater of:



- 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); or



- the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).



The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account Investment Options and then to withdrawals from fixed account Investment Options beginning with those with the shortest guarantee period first and the longest guarantee period last.



Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against Purchase Payments liquidated that have been in the Contract for less than three years. Purchase Payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been liquidated.



Upon a full surrender of a John Hancock USA Contract, the excess of all unliquidated Purchase Payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.



Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the table below.



                            MAXIMUM WITHDRAWAL CHARGE
                           (AS % OF PURCHASE PAYMENTS)



                                   First Year         6%
                                   Second Year        5%
                                   Third Year         4%
                                   Thereafter         0%



The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.



The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.



There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.



Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the

Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.



For examples of calculation of the withdrawal charge, (see Appendix A: "Examples of Calculation of Withdrawal Charge"). In the case of group annuity contracts issued by John Hancock Life Insurance Company (U.S.A.), we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.



ASSET-BASED CHARGES



We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.



Daily Administration Fee



A daily charge in an amount equal to 0.15% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account Investment Option. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each variable Investment Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.



Distribution Fee



A daily fee in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.



Mortality and Expense Risks Fee



The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.



To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the Fixed Investment Option.



REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS



We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:



- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;



- The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;



- The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;



-        Any prior or existing relationship with us will be considered.
         Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;



- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses; o There may be other circumstances of which we are not presently aware, which could result in reduced expenses.



If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.



John Hancock USA will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.



PREMIUM TAXES



We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.



We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                           PREMIUM TAX RATE
                    QUALIFIED              NON-QUALIFIED
                    CONTRACTS                CONTRACTS
                    ---------              -------------
CA                    0.50%                    2.35%
GUAM                  4.00%                    4.00%
ME(A)                 0.00%                    2.00%
NV                    0.00%                    3.50%
PR                    3.00%                    3.00%
SD(A)                 0.00%                    1.25%(B)
WV                    1.00%                    1.00%
WY                    0.00%                    1.00%



(A) We pay premium tax upon receipt of Purchase Payment.



(B) 0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters


INTRODUCTION


The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.



SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS



At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.



We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.



The optional Guaranteed Minimum Withdrawal Benefit Riders (i.e., Guaranteed Principal Plus and Guaranteed Principal Plus for Life) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Rider's "settlement phase" even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.



If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.



NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund a Qualified Plan)



Undistributed Gains



Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.



However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments



When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.



In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.



Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."



Surrenders, Withdrawals and Death Benefits



When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.



When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect certain optional benefits, e.g., the Guaranteed Principal Plus for Life Rider, might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.





Taxation of Death Benefit Proceeds


All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.



Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:



o if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or



o if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or



o If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.



After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:



o if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

o if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.


Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:



o        received on or after the date on which the Contract Owner reaches age
         59 1/2;



o attributable to the Contract Owner becoming disabled (as defined in the tax law);



o made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;



o made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;



o        made under a single-premium immediate annuity contract; or



o made with respect to certain annuities issued in connection with structured settlement agreements.



Puerto Rico Non-Qualified Contracts
(John Hancock USA Contracts)



Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.



Diversification Requirements



Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.



In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.



We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)



The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.



We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.



The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.



Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.



Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life may affect the amount of the required minimum distributions that must be made under the Contract. These special rules may also affect your ability to use any guaranteed retirement income optional benefit Riders in connection with certain Qualified Plans, including IRAs. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution . In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.



Penalty Tax on Premature Distributions



There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:



o        received on or after the date on which the Contract Owner reaches age
         59 1/2;

o received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or



o made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.



When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.



Tax-Free Rollovers



If permitted under your plan, you may make a tax-free rollover from:



o        a traditional IRA to another traditional IRA;



o a traditional IRA to another Qualified Plan, including a Section 403(b) plan;



o any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



o any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;



o a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and



o a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.



In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.



WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding . An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.



The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment

Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.



Puerto Rico Contracts Issued to Fund Retirement Plans
(John Hancock USA Contracts)



The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.



SEE YOUR OWN TAX ADVISER



The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters


ASSET ALLOCATION SERVICES


We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.



RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)



Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity contract issued under the ORP only upon:



o termination of employment in the Texas public institutions of higher education;



o        retirement;



o        death; or



o        the participant's attainment of age 70 1/2.



Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.


DISTRIBUTION OF CONTRACTS


We pay compensation for sales of the Contracts.



John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.


JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").


We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.



JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.



A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.



Standard Compensation



The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 6% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").



Additional Compensation and Revenue Sharing



To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.



These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



Differential Compensation



Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.


CONFIRMATION STATEMENTS


We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.





REINSURANCE ARRANGEMENTS


From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits , Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge



EXAMPLE 1 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.



                                                                                         WITHDRAWAL CHARGE
       CONTRACT             HYPOTHETICAL        FREE WITHDRAWAL        PAYMENTS       ----------------------
         YEAR              CONTRACT VALUE            AMOUNT           LIQUIDATED      PERCENT         AMOUNT
       --------            --------------       ---------------       ----------      -------         ------
          1                    55,000                5,000 (A)          50,000         6%             3,000
          2                    50,500                5,000 (B)          45,500         5%             2,275
          3                    35,000                5,000 (C)          45,000         4%             1,200
          4                    70,000               20,000 (D)          50,000         0%                 0



During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.



(A) In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).



(B) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).




(C) In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000X 10%=$5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for all John Hancock New York Contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).




(D) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.



EXAMPLE 2 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.



                                                                                                      WITHDRAWAL CHARGE
    HYPOTHETICAL          PARTIAL WITHDRAWAL       FREE WITHDRAWAL        PAYMENTS               ----------------------------
   CONTRACT VALUE             REQUESTED                AMOUNT            LIQUIDATED              PERCENT               AMOUNT
   --------------         ------------------       ---------------       ----------              -------               ------
        65,000                  2,000               15,000 (A)                   0                   5%                     0

        49,000                  5,000                3,000 (B)               2,000                   5%                   100

        52,000                  7,000                4,000 (C)               3,000                   5%                   150

        44,000                  8,000                    0 (D)               8,000                   5%                   400



The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.


(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.


(B) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.



(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.



(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types



TRADITIONAL IRAS



Individual Retirement Annuities



Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.



Distributions



In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.



The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.



ROTH IRAS



Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.



Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



o        made after the Owner attains age 59 1/2;



o        made after the Owner's death;



o        attributable to the Owner being disabled; or



o        a qualified first-time homebuyer distribution within the meaning of
         Section 72(t)(2)(F) of the Code.



In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.



Conversion to a Roth IRA



You can convert a traditional IRA to a Roth IRA, unless:



o        you have adjusted gross income over $100,000; or



o        you are a married taxpayer filing a separate return.



The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.



SIMPLE IRA PLANS



In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guarantee Retirement Income Program benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.



SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)



Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.



TAX-SHELTERED ANNUITIES



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences . In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made .


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:


o contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



o        earnings on those contributions; and



o earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.



These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)



PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(a)



In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".



Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.



Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS



The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.



DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS



Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.



A Section 457 plan must satisfy several conditions, including the following:



o it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and



o all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.



When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits



This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Wealthmark ML3 Contract. If you purchased an optional enhanced death benefit Rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.



The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.



         1.       Annual Step-Up Death Benefit



         2. Enhanced Earnings Death Benefit -- Not offered in New York or Washington



         3. Accelerated Beneficiary Protection Death Benefit -- Not offered in New York



ANNUAL STEP-UP DEATH BENEFIT



If you elected the optional Annual Step-Up Death Benefit, we impose an additional daily charge at any annual rate of 0.20% of the value of the variable Investment Accounts. If you purchased the Annual Step-Up Rider from John Hancock USA prior to May 5, 2003 or from John Hancock New York prior to August 1, 2005, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. Once you elect this benefit, it is irrevocable.



Under this benefit, if the Owner dies before the Contract's date of maturity, we will pay an "Annual Step-Up Benefit" to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step-Up Benefit replaces a lower death benefit under the terms of the Contract.)



The Annual Step-Up Death Benefit is the greatest "Anniversary Value" after the effective date of the Annual Step-Up Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, MINUS amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.



We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Annual Step-Up Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the optional Annual Step-Up Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the optional Annual Step-Up Death Benefit payable upon the death of the surviving spouse, we treat the death benefit paid upon the first Owner's death as a payment to the Contract. This payment will not be included in cumulative payments. In addition, we will not consider payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death in the determination of the Annual Step-Up Death Benefit for the surviving spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner's death.



TERMINATION OF THE ANNUAL STEP-UP DEATH BENEFIT. THE ANNUAL STEP-UP DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST TO OCCUR OF (A) THE date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Annual Step-Up Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including The Annual Step-Up Death Benefit) as the new Owner.



QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan (see Appendix E: "Optional Guaranteed Minimum Income Benefits"). Please consult your tax advisor.



THE CONTINUATION OF THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT TO AN EXISTING CONTRACT FOR A SURVIVING SPOUSE MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.



ENHANCED EARNINGS DEATH BENEFIT (NOT AVAILABLE IN NY AND WASHINGTON)

If you elected the optional Enhanced Earnings Death Benefit, we impose an additional daily charge at an annual rate of 0.20% of the value of each variable Investment Account. With this benefit, on the death of any Contract Owner prior to the Maturity Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.



Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.



The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.



If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.



We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Enhanced Earnings Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



If the Beneficiary under the Contract is the deceased Owner's spouse and elects to continue the Contract, the Enhanced Earnings Death Benefit will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Enhanced Earnings Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.



For purposes of calculating the Enhanced Earnings Death Benefit payable on the death of the surviving spouse, the Enhanced Earnings Death Benefit will be equal to zero on the date of the first Contract Owner's death and the Enhanced Earnings Death Benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Enhanced Earnings Death Benefit.



TERMINATION OF THE ENHANCED EARNINGS DEATH BENEFIT. The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Enhanced Earnings Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.



QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Enhanced Earnings Death Benefit) may have on your plan (see Appendix D:
"Optional Guaranteed Minimum Withdrawal Benefits"). Please consult your tax advisor.



THE ELECTION OF THE ENHANCED EARNINGS DEATH BENEFIT ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.



ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT (NOT AVAILABLE IN NY)



If you elected the optional Accelerated Beneficiary Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit). The Accelerated Beneficiary Protection Death Benefit was available for Contracts issued between December 8, 2004 and December 31, 2004. If you elected the Accelerated Beneficiary Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.



Under this benefit, if the Owner dies before the Contract's date of maturity, the Accelerated Beneficiary Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Accelerated Beneficiary Protection Death Benefit is equal to an "Enhanced Earnings Death Benefit" factor plus the greatest of:



o        the Contract Value;



o        the Return of Purchase Payments Death Benefit Factor;



o        the Annual Step-Up Death Benefit Factor; or



o        the Graded Death Benefit Factor.

We deduct any Debt under your Contract from the amount described above.



ENHANCED EARNINGS DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.



EXAMPLE. Assume a single Purchase Payment of $100,000 is made into the Contract, no additional Purchase Payments are made and there are no partial withdrawals. Assume the Contract Value on the date the Accelerated Beneficiary Protection Death Benefit is determined is equal to $175,000:



         Earnings Basis is equal to 150% of $100,000 or $150,000.



         Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).



The Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or
$12,500.



RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR. The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.



ANNUAL STEP-UP DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.



GRADED DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus
(2) where:



(1) is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:



    NUMBER OF COMPLETE YEARS
  PAYMENT HAS BEEN IN CONTRACT                      PAYMENT MULTIPLIER*
  ----------------------------                      -------------------
                0                                           100%

                1                                           110%

                2                                           120%

                3                                           130%

                4                                           140%

                5                                           150%



*If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.




(2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.



The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.



THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP-UP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.



WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.



DETERMINATION AND DISTRIBUTION OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT. We determine the death benefit paid under Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in good order.



If the Beneficiary is the deceased Owner's spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.



For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving spouse:



o The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner's death ("first Accelerated Beneficiary Protection Death Benefit") is not treated as a Purchase Payment to the Contract.



o In determining the Enhanced Earnings Death Benefit Factor, on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.



o In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.



INVESTMENT OPTIONS. At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.



TERMINATION OF ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT RIDER. The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:



o        the date the Contract terminates;



o        the Maturity Date; or



o the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.



DETERMINATION OF ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FEE. Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.



If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.



QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Accelerated Beneficiary Protection Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits



This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.



The following guaranteed minimum withdrawal benefits may have been available to you when you purchased your Contract.



         Guaranteed Principal Plus - available December 8 2003 (May 20, 2004 for New York Contracts) to August 15, 2004; and Guaranteed Principal Plus for Life -- available August 16, 2004 to December 31, 2005.



For John Hancock New York Contracts, Guaranteed Principal Plus and Guaranteed Principal Plus for Life may not have been available through all distribution partners.



GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE



Definitions.



We use the following definitions to describe how the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefits work:



Guaranteed Withdrawal Balance means:



o The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;



o The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;



o        The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.



Guaranteed Withdrawal Amount means:



o The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;



o The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;



o        The maximum Guaranteed Withdrawal Amount at any time is $250,000.



Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Guaranteed Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".



Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.



For purposes of the following description of Guaranteed Principal Plus and Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.



We use additional terms to describe Guaranteed Principal Plus for Life:



Covered Person means:



o The person whose life we use to determine the duration of the Lifetime Income Amount payments;



o The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



Lifetime Income Amount or Lifetime Income Amount means:



o The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract;



o We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later);



o The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.



Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview



The Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". In addition, under the Guaranteed Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Guaranteed Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.



We provide additional information about Guaranteed Principal Plus and Guaranteed Principal Plus for Life in the following sections:



o Effect of Withdrawals -- describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.



o Bonus Qualification and Effect -- describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.



o Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount -- describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Guaranteed Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.



o Additional Purchase Payments -- describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Guaranteed Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.



o Investment Options -- describes the special limitations we impose in the Investment Options we make available.



o Life Expectancy Distributions -- describes our special programs to provide minimum distribution amounts required under certain sections of The Code.



o Settlement Phase -- describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.



o Death Benefits -- describes how these Riders affect the death benefits provided under your Contract.



o Termination -- describes when Guaranteed Principal Plus and Guaranteed Principal Plus for Life benefits end.



o Guaranteed Principal Plus and Guaranteed Principal Plus for Life fees -- provides further information on the fees we charge for these benefit.



o You could elect Guaranteed Principal Plus or Guaranteed Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:



o the Rider was available for sale in the state where the Contract was sold;



o you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and



o you had not yet attained age 81. (On Guaranteed Principal Plus for Qualified Contracts only).



We reserve the right to accept or refuse to issue either Guaranteed Principal Plus or Guaranteed Principal Plus for Life at our sole discretion. Once you elected Guaranteed Principal Plus or Guaranteed Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Fees For Guaranteed Principal Plus and Guaranteed Principal Plus for Life").



Effect of Withdrawals



We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:



o        the Contract Value immediately after the withdrawal; or



o the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Guaranteed Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Guaranteed Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



Guaranteed Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (see "Rider Fee" and "Termination").



Under Guaranteed Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Guaranteed Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.



Guaranteed Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Rider Fee" and "Termination").



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Guaranteed Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Guaranteed Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.



Bonus Qualification and Effect



We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Guaranteed Principal Plus is the first 5 Contract Years. The Bonus Period under Guaranteed Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:



o by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effect of Withdrawals" below); otherwise



o by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.



Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Guaranteed Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.



Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount



RECALCULATION OF VALUES. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Guaranteed Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.



STEP-UP DATES. Step-Up Dates occur only while a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider is in effect. Under Guaranteed Principal Plus and for Contracts issued with the Guaranteed Principal Plus for Life Rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Guaranteed Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-Up Dates. Under this enhanced schedule, Step-Up Dates under Guaranteed Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.



If you purchased a Guaranteed Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Guaranteed Principal Plus for Life Rider will increase Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-Up Dates under the initial schedule.



STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS. Under Guaranteed Principal Plus, you may elect to increase ("Step-Up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the Guaranteed Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Guaranteed Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will continue to require an Owner to elect a Step-Up within 30 days of the respective Step-Up Date.



Each time a Step-Up goes into effect, the Guaranteed Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Guaranteed Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see "Fees For Guaranteed Principal Plus And Guaranteed Principal Plus For Life").



If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance and the special endorsement to your Guaranteed Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.



STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS FOR LIFE. we will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Guaranteed Principal Plus For Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Guaranteed Principal Plus For Life Fee").



Under Guaranteed Principal Plus for Life, we will automatically Step-Up the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount and Lifetime Income Amount, if applicable) to equal a higher recalculated value. Each time a Step-Up goes into effect. The Guaranteed Principal Plus for Life fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Fees For Guaranteed Principal Plus And Guaranteed Principal Plus For Life").



If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.



Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).



Additional Purchase Payments



EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million).



In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.



We will also recalculate the Lifetime Income Amount under Guaranteed Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date.



We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).



PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase", as described below. Other limitations on additional payments may vary by state.



SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



o on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:



o under Guaranteed Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000;



o under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA"; but



o under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.



We do not require you to obtain our prior approval for other Purchase Payments under Guaranteed Principal Plus, unless the Contract Value would exceed $1,000,000 following that Purchase Payment. You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.



GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Guaranteed Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.



Investment Options



While Guaranteed Principal Plus or Guaranteed Principal Plus for Life is in effect under your Contract, under our current rules you must invest 100% of your Contract Value at all times either:



a) among the DWS Asset Allocation and Money Market Investment Options available under your Contract (see "Available DWS Asset Allocation and Money Market Investment Options" below); or



b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations" below).



You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract Value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the

Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions -- Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.



YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.




Available DWS Asset Allocation and Money Market Investment Options. You may allocate your Contract Value to any one, or any combination, of the available DWS Asset Allocation or Money Market Fund Investment Options and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market or a DCA fixed account Investment Option in connection with your selected Investment Options.



These Investment Options invest in the following Funds:

         DWS Income Allocation
         DWS Conservative Allocation
         DWS Moderate Allocation
         DWS Growth Allocation
         DWS Money Market



FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



Available Model Allocations. For applications received on or after December 8, 2003 (for John Hancock USA Contracts) and May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, the Model Allocations listed below were among the available Investment Options. These Model Allocations were no longer available for Contracts issued with Guaranteed Principal Plus as of August 16, 2004.



If you allocated Contract Value to the Model Allocations listed below as of August 16, 2004 you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Investment Option under our DCA program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the DWS Asset Allocation Funds or to any Variable Investment Option.



Model Allocations The following eight Model Allocations were available with Guaranteed Principal Plus for Contract issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each portfolio within the Model Allocation.



The Model Allocations are:



                                             PERCENTAGE OF
        MODEL ALLOCATION NAME                  ALLOCATION         PORTFOLIO NAME
        ---------------------                -------------        --------------
SCUDDER CONSERVATIVE INCOME STRATEGY             64.00%           Scudder Fixed Income

                                                  5.00%           Scudder High Income

                                                  5.00%           Scudder Strategic Income

                                                  4.00%           Scudder Capital Growth

                                                  3.00%           Scudder International

                                                  3.00%           SVS Janus Growth And Income

                                                  3.00%           SVS MFS Strategic Value

                                                  2.00%           Scudder Blue Chip

                                                  2.00%           Scudder Growth And Income

                                                  2.00%           Scudder Real Estate Securities

                                                  1.00%           Scudder Large Cap Value

                                                  1.00%           Scudder Global Discovery

                                                  1.00%           Scudder International Select Equity

                                                  1.00%           Scudder Small Cap Growth

                                                  1.00%           SVS Davis Venture Value

                                                  1.00%           SVS Dreman High Return Equity

                                             PERCENTAGE OF
        MODEL ALLOCATION NAME                  ALLOCATION         PORTFOLIO NAME
        ---------------------                -------------        --------------
                                                  1.00%           SVS Dreman Small Cap Value

SCUDDER GROWTH STRATEGY                          14.00%           Scudder International

                                                 14.00%           Scudder Capital Growth

                                                 13.00%           SVS MFS Strategic Value

                                                 11.00%           Scudder Fixed Income

                                                  8.00%           SVS Davis Venture Value

                                                  6.00%           Scudder Growth And Income

                                                  5.00%           Scudder Blue Chip

                                                  5.00%           SVS Janus Growth And Income

                                                  4.00%           Scudder Real Estate Securities

                                                  3.00%           Scudder Large Cap Value

                                                  3.00%           SVS Dreman High Return Equity

                                                  3.00%           SVS Dreman Small Cap Value

                                                  3.00%           SVS Oak Strategic Equity

                                                  2.00%           Scudder Global Discovery

                                                  2.00%           Scudder International Select Equity

                                                  2.00%           Scudder Small Cap Growth

                                                  1.00%           Scudder High Income

                                                  1.00%           Scudder Strategic Income

SCUDDER GROWTH & INCOME STRATEGY                 32.00%           Scudder Fixed Income

                                                 10.00%           Scudder Capital Growth

                                                  9.00%           Scudder International

                                                  9.00%           SVS MFS Strategic Value

                                                  4.00%           Scudder Blue Chip

                                                  4.00%           Scudder Growth And Income

                                                  4.00%           SVS Davis Venture Value

                                                  4.00%           SVS Janus Growth And Income

                                                  3.00%           Scudder Large Cap Value

                                                  3.00%           Scudder High Income

                                                  3.00%           Scudder Real Estate Securities

                                                  3.00%           SVS Oak Strategic Equity

                                                  2.00%           Scudder Global Discovery

                                                  2.00%           Scudder International Select Equity

                                                  2.00%           Scudder Small Cap Growth

                                                  2.00%           Scudder Strategic Income

                                                  2.00%           SVS Dreman High Return Equity

                                                  2.00%           SVS Dreman Small Cap Value

SCUDDER INCOME & GROWTH STRATEGY                 46.00%           Scudder Fixed Income

                                                  8.00%           Scudder Capital Growth

                                                  7.00%           SVS MFS Strategic Value

                                                  6.00%           Scudder International

                                                  4.00%           Scudder High Income

                                                  4.00%           SVS Janus Growth And Income

                                                  3.00%           Scudder Blue Chip

                                                  3.00%           Scudder Growth And Income

                                                  3.00%           Scudder Strategic Income

                                                  3.00%           SVS Davis Venture Value

                                                  2.00%           Scudder Large Cap Value

                                                  2.00%           Scudder Global Discovery

                                                  2.00%           Scudder International Select Equity

                                                  2.00%           Scudder Real Estate Securities

                                                  2.00%           SVS Dreman High Return Equity

                                                  2.00%           SVS Dreman Small Cap Value

                                             PERCENTAGE OF
        MODEL ALLOCATION NAME                  ALLOCATION         PORTFOLIO NAME
        ---------------------                -------------        --------------
                                                  1.00%           Scudder Small Cap Growth

GROWTH FOCUS                                     40.00%           Scudder Fixed Income

                                                 30.00%           Scudder Capital Growth

                                                 15.00%           SVS Janus Growth And Income

                                                 15.00%           SVS Oak Strategic Equity

SECTOR FOCUS                                     40.00%           Scudder Fixed Income

                                                 15.00%           Scudder Health Sciences

                                                 15.00%           Scudder Real Estate Securities

                                                 15.00%           Scudder Technology Growth

                                                 15.00%           SVS Dreman Finanical Services

US ALL-CAPITALIZATION                            40.00%           Scudder Fixed Income

                                                 15.00%           Scudder Capital Growth

                                                 15.00%           Scudder Small Cap Growth

                                                 15.00%           SVS MFS Strategic Value

                                                 15.00%           SVS Turner Mid Cap Growth

VALUE FOCUS                                      40.00%           Scudder Fixed Income

                                                 15.00%           Scudder Large Cap Value

                                                 15.00%           SVS Davis Venture Value

                                                 15.00%           SVS Dreman High Return Equity

                                                 15.00%           SVS MFS Strategic Value



IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.



We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.



UNDER GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.



Life Expectancy Distributions -- Guaranteed Principal Plus for Life
You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:



o        pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
         Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or



o pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

o as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").



Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of The Code. We reserve the right to make any changes we deem necessary to comply with The Code and Treasury Regulations.



WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Guaranteed Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.



Life Expectancy Distributions -- Guaranteed Principal Plus



The Company's Life Expectancy Amount for each year is equal to the greater of:



o the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or



o the Guaranteed Withdrawal Balance as of applicable date divided by the Owner's Life Expectancy.




The Life Expectancy Amount calculation provided under Guaranteed Principal Plus is based on the Company's understanding and interpretation of the requirements under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Guaranteed Principal Plus may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor prior to electing Guaranteed Principal Plus.



WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES GUARANTEED PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.



We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of The Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Guaranteed Principal Plus for Life) the Lifetime Income Amount.



NO LOANS UNDER 403(b) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Guaranteed Principal Plus for Life.



Settlement Phase



IN GENERAL. We automatically make settlement payments during the "settlement phase" under Guaranteed Principal Plus and Guaranteed Principal Plus for Life. Under Guaranteed Principal Plus, the "settlement phase" begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, but the withdrawal reduces the Contract Value to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Guaranteed Principal Plus for Life, the "settlement phase" begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.



GUARANTEED PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Guaranteed Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions -- Payment of Death Benefit" provision of this Prospectus.



This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Guaranteed Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Guaranteed Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions -- Payment of Death Benefit" provision of this Prospectus.



GUARANTEED PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:



o You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal
         Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").



o You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



o We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



o After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.



Death Benefits



DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus and Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum.



If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:




IF THE BENEFICIARY IS:            THEN GUARANTEED PRINCIPAL PLUS
----------------------            ------------------------------



IF THE BENEFICIARY IS:        THEN GUARANTEED PRINCIPAL PLUS
----------------------        ------------------------------
1.  the Deceased              Continues if the Guaranteed Withdrawal
Owners Spouse                 Balance is greater than zero.

                              Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-Up the Guaranteed Withdrawal Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal Balance.

                              Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero. (Death Benefit distributions will be treated as withdrawals. Some methods of Death
                              Benefit distribution may result in distribution amounts in excess of both the Guaranteed
                              Withdrawal Amount and the Life Expectancy
                              Distributions. In such cases, the Guaranteed
                              Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum
                              Withdrawal Benefit provided under this Rider.)

                              Continues to impose the Guaranteed Principal Plus fee.

                              Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up date will be no later than the 30th Contract
                              Anniversary after the Contract Date.

2.  not the deceased          Continues in the same manner as above, except that
Owners spouse                 Guaranteed Principal Plus does not continue to be
                              eligible for any remaining Bonuses and Step-Ups,
                              other than the initial Step-Up of the Guaranteed
                              Withdrawal Balance to equal the death benefit, if
                              greater than the Guaranteed Withdrawal Balance
                              prior to the death benefit.




IF THE BENEFICIARY IS:        THEN GUARANTEED PRINCIPAL PLUS FOR LIFE:
----------------------        ----------------------------------------
1. The deceased Owner's       Does not continue with respect to the Lifetime
spouse and the deceased       Income Amount, but continues with respect to the
Owner is the Covered          Guaranteed Withdrawal Amount if the death benefit
Person                        or the Guaranteed Withdrawal Balance is greater
                              than zero. We will automatically Step-Up the
                              Guaranteed Withdrawal Balance to equal the initial
                              death benefit we determine, if greater than the
                              Guaranteed Withdrawal Balance prior to the death
                              benefit.

                              Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                              Continues to impose the Guaranteed Principal Plus for Life fee.

                              Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Guaranteed Principal Plus for Life fee at that time.

2. Not the deceased           Continues in the same manner as 1., except that
Owner's spouse and the        Guaranteed Principal Plus for Life does not
deceased Owner is the         continue to be eligible for any remaining Bonuses
Covered Person                and Step-Ups, other than the initial Step-Up of
                              the Guaranteed Withdrawal Balance to equal the
                              death benefit, if greater than the Guaranteed
                              Withdrawal Balance prior to the death benefit. We
                              will permit the Beneficiary to opt out of the
                              initial death benefit Step-Up, if any, if we
                              increase the rate of the Guaranteed Principal Plus
                              for Life fee at that time.

3. The deceased Owner's       Continues in the same manner as 1., except that
spouse and the deceased       Guaranteed Principal Plus for Life continues with
Owner is not the Covered      respect to the Lifetime Income Amount for the
Person                        Beneficiary. If the Lifetime Income Amount has not
                              been determined prior to the payment of any
                              portion of the death benefit, we will determine
                              the initial Lifetime Income Amount on an
                              anniversary of the date we determine the death
                              benefit after the Covered Person has reached age
                              65.

IF THE BENEFICIARY IS:        THEN GUARANTEED PRINCIPAL PLUS FOR LIFE:
----------------------        ----------------------------------------
4. Not the deceased           Continues in the same manner as 1., except that
Owner's spouse and the        Guaranteed Principal Plus for Life continues with
deceased Owner is not the     respect to the Lifetime Income Amount for the
Covered Person                Beneficiary. If the Lifetime Income Amount has not
                              been determined prior to the payment of any
                              portion of the death benefit, we will determine
                              the initial Lifetime Income Amount on an
                              anniversary of the date we determine the death
                              benefit after the Covered Person has reached age
                              65.

                              In this case, Guaranteed Principal Plus for Life does not continue to be eligible for any remaining
                              Bonuses and Step-Ups, other than the initial
                              Step-Up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Guaranteed Principal
                              Plus for Life fee at that time.



DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. (Under the Guaranteed Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



Termination



You may not terminate either the Guaranteed Principal Plus or the Guaranteed Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:



o the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or



o under Guaranteed Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero the date an Annuity Option under the Contract begins; or



o under Guaranteed Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or



o         the Maturity Date under a Contract issued with Guaranteed Principal
          Plus; or



o the date an Annuity Option begins under Guaranteed Principal Plus for Life; or



o         termination of the Contract.



Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life



We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus and Guaranteed Principal Plus for Life. The Guaranteed Principal Plus fee is equal to 0.30% and the Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.



WE RESERVE THE RIGHT TO INCREASE THE FEES FOR GUARANTEED PRINCIPAL PLUS AND/OR GUARANTEED PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.



If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Guaranteed Principal Plus or Guaranteed Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



THE ADDITION OF A GUARANTEED PRINCIPAL PLUS OR GUARANTEED PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR GUARANTEED PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE

INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.



Examples



GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE EXAMPLES



The following examples provide hypothetical illustrations of the benefits provided under the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.



Guaranteed Principal Plus - Examples




EXAMPLE 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-Ups.



                                                                                                GUARANTEED
                                                                                             WITHDRAWAL BALANCE
                                        GUARANTEED                                              ON CONTRACT
 CONTRACT YEAR   PURCHASE PAYMENTS   PURCHASE PAYMENT       WITHDRAWAL TAKEN       BONUS     BENEFIT ANNIVERSARY
 -------------   -----------------   ----------------       ----------------       -----     -------------------
    At issue          100,000                                                                     100,000(A)

           1                0            5,000(A)            5,000                   0             95,000

           2                0            5,000               5,000(B)                0(B)          90,000(C)

           3                0            5,000               5,000                   0             85,000

           4                0            5,000               5,000                   0             80,000

           5                0            5,000               5,000                   0             75,000

          10                0            5,000               5,000                   0             50,000

          20                0            5,000               5,000                   0                  0(D)



(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no bonus in any year that a withdrawal is taken.



(C) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).



(D) In this example, withdrawals equal to the Guaranteed Withdrawal
Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the rider will terminate.



EXAMPLE 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-Ups.



                                                                                                    GUARANTEED
                                      GUARANTEED WITHDRAWAL                                         WITHDRAWAL
                                           AMOUNT AFTER                                         BENEFIT OF CONTRACT
 CONTRACT YEAR   PURCHASE PAYMENTS      PURCHASE PAYMENT       WITHDRAWAL TAKEN       BONUS         ANNIVERSARY
 -------------   -----------------    ---------------------    ----------------       -----     -------------------
     At issue              100,000                                                                         100,000

            1                    0                    5,000                  0        5,000(A)             105,000(A)

            2               10,000(B)                 5,750(B)               0        5,500                120,500

            3                    0                    6,025              6,025(C)         0(D)             114,475(C)

            4                    0                    6,025                  0        5,500                119,975

            5                    0                    6,025                  0        5,500                125,475



(A) In this example, there is no withdrawal during the first contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 - $5,250).



(B) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) =$5,750).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D) No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).



                                       GUARANTEED                            HYPOTHETICAL
                                       WITHDRAWAL                         CONTRACT VALUE ON
                                      AMOUNT AFTER                             CONTRACT                     GUARANTEED WITHDRAWAL
                       PURCHASE         PURCHASE                          ANNIVERSARY PRIOR                  BALANCE ON CONTRACT
  CONTRACT YEAR        PAYMENTS         PAYMENT       WITHDRAWAL TAKEN          TO FEE            BONUS          ANNIVERSARY
------------------  ---------------   ------------    ----------------    -----------------      ------     --------------------
          At issue          100,000                                                                                       100,000

                 1                0        5,000                 5,000              102,000           0                    95,000

                 2                0        5,000                 5,000              103,828           0                    90,000

                 3                0        5,000                 5,000              105,781(A)        0                   105,781(A)

                 4                0        5,289(B)              5,289               94,946           0                   100,492

                 5                0        5,289                10,000(C)            79,898(C)        0                    79,898(C)




(A) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(C) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).



Guaranteed Principal Plus for Life- Examples



EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.



                                                                                                                 GUARANTEED
                                                                                                             WITHDRAWAL BALANCE
                                       GUARANTEED         LIFETIME INCOME                                        ON CONTRACT
 CONTRACT YEAR   PURCHASE PAYMENTS   WITHDRAWAL AMOUNT         AMOUNT        WITHDRAWAL TAKEN     BONUS          ANNIVERSARY
---------------- -----------------   -----------------    ---------------    ----------------     -----      -------------------
       At issue    $       100,000                N/A                N/A         $        0     $      0             $    100,000(A)

           1                     0     $        5,000(A)             N/A                  0        5,000(B)               105,000(C)

           2                     0               5250(C)             N/A                  0        5,000                  110,000

           3                     0              5,500                N/A                  0        5,000                  115,000

           4                     0              5,750                N/A                  0        5,000                  120,000

           5                     0              6,000                N/A                  0        5,000                  125,000

           6                     0              6,250                N/A                  0        5,000                  130,000

           7                     0              6,500                N/A                  0        5,000                  135,000

           8                     0              6,750                N/A                  0        5,000                  140,000

           9                     0              7,000                N/A                  0        5,000                  145,000

          10                     0              7,250                N/A                  0        5,000                  150,000

          11                     0              7,500          $  7,500(D)            7,500            0                  142,500

          12                     0              7,500              7,500              7,500            0                  135,000

          13                     0              7,500              7,500              7,500            0                  127,500

          14                     0              7,500              7,500              7,500            0                  120,000

          15                     0              7,500              7,500              7,500            0                  112,500

          20                     0              7,500              7,500              7,500            0                   75,000

          25                     0              7,500              7,500              7,500            0                   37,500

          30                     0              7,500              7,500              7,500            0                        0

          31+                    0                  0              7,500              7,500            0                        0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).



(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).



(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).



EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.



                                         GUARANTEED                                                                GUARANTEED
                                         WITHDRAWAL      LIFETIME INCOME                                       WITHDRAWAL BALANCE
                                        AMOUNT AFTER      AMOUNT AFTER                                             ON CONTRACT
  CONTRACT YEAR   PURCHASE PAYMENTS   PURCHASE PAYMENT   PURCHASE PAYMENT   WITHDRAWAL TAKEN      BONUS            ANNIVERSARY
----------------  -----------------   ----------------   ----------------   ----------------      -----        ------------------
     At issue     $       100,000                --                N/A        $          0        $      0          $    100,000

         1                      0         $    5,000        $    5,000                   0           5,000               105,000

         2                 10,000(A)           5,750(A)          5,750                   0           5,500(B)            120,500

         3                      0              6,025             6,025               6,025(C)            0(D)            114,475(C)

         4                      0              6,025             6,025                   0           5,500               119,975

         5                      0              6,025             6,025                   0           5,500               125,475



(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D) No bonus is payable in any year that a withdrawal is taken.




EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                                                                                            HYPOTHETICAL
                                   GUARANTEED          LIFETIME                           CONTRACT VALUE ON       GUARANTEED
                                   WITHDRAWAL       INCOME AMOUNT                             CONTRACT        WITHDRAWAL BALANCE
                    PURCHASE      AMOUNT AFTER      AFTER PURCHASE                        ANNIVERSARY PRIOR      ON CONTRACT
 CONTRACT YEAR      PAYMENTS    PURCHASE PAYMENT        PAYMENT       WITHDRAWAL TAKEN       TO RIDER FEE         ANNIVERSARY
 -------------      ---------   ----------------    --------------    ----------------    -----------------   ------------------
    At issue       $   100,000   $            --      $         --      $           --       $          --      $        100,000
       1                     0             5,000                --               5,000             102,000                95,000

       2                     0             5,000                --               5,000             103,828                90,000(A)

       3                     0             5,000             4,500(A)            5,000             105,781(B)            105,781(B)

       4                     0            5,289C             5,289(C)            5,289              94,946               100,492

       5                     0             5,289             5,289              10,000(C)           79,898                79,898

       6                     0             3,995(D)          3,995(D)

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefits




This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark ML3 Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.



The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.



         John Hancock USA
         Guaranteed Retirement Income Benefit II
         Guaranteed Retirement Income Benefit III



         John Hancock New York
         Guaranteed Retirement Income Benefit II



The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity benefit payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.



JOHN HANCOCK USA



Availability of Guaranteed Retirement Income Benefits



John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001, and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III are described below.



Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:



o may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and



o must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.



Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III



The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.



Growth Factor Income Base: The Growth Factor Income Base is equal to (a) less
(b), where:



          (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and



                    (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME BENEFIT II Growth Factor: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



GUARANTEED RETIREMENT INCOME BENEFIT III Growth Factor: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



GUARANTEED RETIREMENT INCOME BENEFIT II Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



GUARANTEED RETIREMENT INCOME BENEFIT III Income Base Reductions: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.



Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions -- Annuity Options").



         Life Annuity with a 10-Year Period Certain -- Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.



         Joint and Survivor Life Annuity with a 20-Year Period Certain -- Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).



         Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).



The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.



Guaranteed Retirement Income Benefit Fee



The risk assumed by us associated with Guaranteed Retirement Income Benefit is that annuity benefits payable under Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER                      ANNUAL FEE
------------------------------------------                      ----------
Guaranteed Retirement Income Benefit II                            0.45%
Guaranteed Retirement Income Benefit III                           0.50%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.



Termination of Guaranteed Retirement Income Benefit



Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:



o the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;



o         the termination of the Contract for any reason; or



o         the exercise of the Guaranteed Retirement Income Benefit.



Qualified Plans



The use of Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Benefit is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Benefit.



Hence, you should consider that since (a) Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.



In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.



GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.



JOHN HANCOCK NEW YORK



Availability of Guaranteed Retirement Income Benefit



John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.



Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:



o may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and



o must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.



Income Base



The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity benefit payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

Growth Factor Income Base (GUARANTEED RETIREMENT INCOME BENEFIT II only): The Growth Factor Income Base is equal to (a) less (b), where:



     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and



         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.



Growth Factor: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see"Pay-Out Period Provisions -- Annuity Options"):



o         Life Annuity with a 10-Year Period Certain;



o         Joint and Survivor Life Annuity with a 20-Year Period Certain.



The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.



Guaranteed Retirement Income Benefit Fee



The risk assumed by us associated with Guaranteed Retirement Income Benefit is that annuity benefits payable under Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the"Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.



GUARANTEED RETIREMENT INCOME BENEFIT RIDER           ANNUAL FEE
------------------------------------------           ----------
Guaranteed Retirement Income Benefit II                 0.45%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity benefit payments will be treated as a full withdrawal



Termination of Guaranteed Retirement Income Benefit



Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

o the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;



o         the termination of the Contract for any reason; or



o         the exercise of the Guaranteed Retirement Income Benefit.



Qualified Plans



The use of Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Benefit is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Benefit.



You should consider that since (a) Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.



In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.



GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

                   APPENDIX U: ACCUMULATION UNIT VALUE TABLES



The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.



We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)



The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows Accumulation Units reflecting the daily charges for:



o         Wealthmark ML3 Contracts with no optional benefit Riders;



o Wealthmark ML3 Contracts with the Annual Step-Up Death Benefit optional benefit Rider;



o Wealthmark ML3 Contracts with the Enhanced Earnings Death Benefit optional benefit Rider;



o Wealthmark ML3 Contracts with the Annual Step-Up Death Benefit optional benefit Rider and the Enhanced Earnings Death Benefit optional benefit Rider.



Please note that Guaranteed Retirement Income Benefit II, Guaranteed Retirement Income Benefit III, Guaranteed Principal Plus, Guaranteed Principal Plus for Life and Accelerated Beneficiary Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

            ACCUMULATION UNIT VALUES- WEALTHMARK ML3 VARIABLE ANNUITY


                                   YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
AIM V.I. UTILITIES FUND PORTFOLIO (FORMERLY, INVESCO VIF-UTILITIES FUND PORTFOLIO) -SERIES I SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
         Value at Start of Year $19.308088 $15.887461 $13.749481 $12.500000    --       --       --       --       --       --
           Value at End of Year  22.190552  19.308088  15.887461  13.749481    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     58,086     43,917     29,487        509    --       --       --       --       --       --
  NYWealthmark ML3 No. of Units      9,575      9,210      6,681         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year  19.286540  15.877680  13.747885  12.500000    --       --       --       --       --       --
           Value at End of Year  22.154734  19.286540  15.877680  13.747885    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     26,382     21,166     24,167      1,823    --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     43,123     34,600     20,038         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  19.222027  15.848371  13.743092  12.500000    --       --       --       --       --       --
           Value at End of Year  22.047642  19.222027  15.848371  13.743092    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     42,795     29,212     22,690         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year  19.200571  15.838617  13.741494  12.500000    --       --       --       --       --       --
           Value at End of Year  22.012076  19.200571  15.838617  13.741494    --       --       --       --       --       --
    Wealthmark ML3 No. of Units      8,168      8,675      4,624         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year  17.457981  14.422808  12.500000         --    --       --       --       --       --       --
           Value at End of Year  19.984421  17.457981  14.422808         --    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     10,481      9,605      8,079         --    --       --       --       --       --       --

ALGER AMERICAN BALANCED PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
         Value at Start of Year  17.695994  14.946458  12.797948  12.500000    --       --       --       --       --       --
           Value at End of Year  16.308066  17.695994  14.946458  12.797948    --       --       --       --       --       --
    Wealthmark ML3 No. of Units   368,707      92,140    288,197      7,280    --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     36,092      6,431     24,611         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year  17.676252  14.937246  12.796458  12.500000    --       --       --       --       --       --
           Value at End of Year  16.281712  17.676252  14.937246  12.796458    --       --       --       --       --       --
    Wealthmark ML3 No. of Units    113,502     43,928    168,446     11,414    --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     98,839     35,475     77,986         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  17.617102  14.909664  12.791987  12.500000    --       --       --       --       --       --
           Value at End of Year  16.203000  17.617102  14.909664  12.791987    --       --       --       --       --       --
    Wealthmark ML3 No. of Units    190,620     56,850    142,331        229    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year  17.597434  14.900487  12.790498  12.500000    --       --       --       --       --       --
           Value at End of Year  16.176838  17.597434  14.900487  12.790498    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     29,220     10,811     25,601      1,820    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year  15.491503  13.845925  12.500000         --    --       --       --       --       --       --
           Value at End of Year  14.986916  15.491503  13.845925         --    --       --       --       --       --       --

                                   YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
    Wealthmark ML3 No. of Units     33,273      6,362     26,539         --    --       --       --       --       --       --

ALGER AMERICAN LEVERAGED ALL CAP PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
         Value at Start of Year  15.329011  16.673305  12.627840  12.500000    --       --       --       --       --       --
           Value at End of Year  19.871082  15.329011  16.673305  12.627840    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     74,521    380,100     47,255      3,904    --       --       --       --       --       --
  NYWealthmark ML3 No. of Units      6,651     39,200      2,364         --    --       --       --       --       --       --

                                   YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year $15.311881 $16.663049 $12.626368 $12.500000    --       --       --       --       --       --
           Value at End of Year  19.839027  15.311881  16.663049  12.626368    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     57,733    170,993     48,281      1,336    --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     32,285    131,252     21,455         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  15.260644  16.632286  12.621953  12.500000    --       --       --       --       --       --
           Value at End of Year  19.743114  15.260644  16.632286  12.621953    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     57,644    218,711     36,084         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year  15.243608  16.622052  12.620485  12.500000    --       --       --       --       --       --
           Value at End of Year  19.711227  15.243608  16.622052  12.620485    --       --       --       --       --       --
    Wealthmark ML3 No. of Units      5,158     32,732      4,927         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year  14.143465  14.654864  12.500000         --    --       --       --       --       --       --
           Value at End of Year  17.326422  14.143465  14.654864         --    --       --       --       --       --       --
    Wealthmark ML3 No. of Units      5,770     34,866      4,922         --    --       --       --       --       --       --

CREDIT SUISSE TRUST-GLOBAL SMALL CAP (FORMERLY, CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL PORTFOLIO) -NAV SHARES (units first credited 9-16-2002)
 Contracts with no Optional Benefits
         Value at Start of Year  22.845737  19.685474  13.553339  12.500000    --       --       --       --       --       --
           Value at End of Year  26.101108  22.845737  19.685474  13.553339    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     35,272     29,679     16,182         --    --       --       --       --       --       --
  NYWealthmark ML3 No. of Units      2,595      2,517      1,714         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year  22.820243  19.673365  13.551769  12.500000    --       --       --       --       --       --
           Value at End of Year  26.058984  22.820243  19.673365  13.551769    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     20,027      6,544      7,350      1,615    --       --       --       --       --       --
  NYWealthmark ML3 No. of Units      9,143      8,260      5,342         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  22.743935  19.637083  13.547045  12.500000    --       --       --       --       --       --
           Value at End of Year  25.933056  22.743935  19.637083  13.547045    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     20,724     15,998      9,025         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year  22.718553  19.625010  13.545468  12.500000    --       --       --       --       --       --
           Value at End of Year  25.891202  22.718553  19.625010  13.545468    --       --       --       --       --       --
    Wealthmark ML3 No. of Units      1,946        997      1,051         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year  19.899042  17.215287  12.500000         --    --       --       --       --       --       --
           Value at End of Year  22.644064  19.899042  17.215287         --    --       --       --       --       --       --
    Wealthmark ML3 No. of Units      1,333      3,721      4,148         --    --       --       --       --       --       --

CREDIT SUISSETRUST-EMERGING MARKETS PORTFOLIO (SCUDDER PRODUCTS ONLY) -NAV SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
         Value at Start of Year  23.034941  18.745555  13.338013  12.500000    --       --       --       --       --       --
           Value at End of Year  28.988695  23.034941  18.745555  13.338013    --       --       --       --       --       --
    Wealthmark ML3 No. of Units    108,536     89,794     41,627      1,415    --       --       --       --       --       --
  NYWealthmark ML3 No. of Units      5,372      5,237      4,334         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year  23.009229  18.734018  13.336460  12.500000    --       --       --       --       --       --
           Value at End of Year  28.941907  23.009229  18.734018  13.336460    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     48,262     43,663     30,398      1,931    --       --       --       --       --       --

                                   YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
  NYWealthmark ML3 No. of Units     48,759     37,824     17,461         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  22.932281  18.699447  13.331808  12.500000    --       --       --       --       --       --
           Value at End of Year  28.802050  22.932281  18.699447  13.331808    --       --       --       --       --       --
    Wealthmark ML3 No. of Units     82,873     68,804     41,011         --    --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year  22.906689  18.687943  13.330249  12.500000    --       --       --       --       --       --
           Value at End of Year  28.755588  22.906689  18.687943  13.330249    --       --       --       --       --       --
    Wealthmark ML3 No. of Units      8,025      9,152     11,128        189    --       --       --       --       --       --

                                   YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year $21.712365 $17.740227 $12.500000         --       --       --       --       --       --       --
           Value at End of Year  27.215609  21.712365  17.740227         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     11,922     11,714      3,229         --       --       --       --       --       --       --

DREYFUS I.P. MIDCAP STOCK PORTFOLIO (SCUDDER PRODUCTS ONLY)SERVICE SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
         Value at Start of Year  20.108509  17.897178  13.838308  12.500000       --       --       --       --       --       --
           Value at End of Year  21.547849  20.108509  17.897178  13.838308       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    361,351    371,746    204,190     12,405       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     21,300     21,494      6,884         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year  20.086053  17.886154  13.836696  12.500000       --       --       --       --       --       --
           Value at End of Year  21.513056  20.086053  17.886154  13.836696       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    207,246    204,305    190,212      5,696       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units    133,225    128,546     85,434         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  20.018865  17.853154  13.831872  12.500000       --       --       --       --       --       --
           Value at End of Year  21.409066  20.018865  17.853154  13.831872       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    208,076    204,728    109,344         74       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year  19.996540  17.842179  13.830261  12.500000       --       --       --       --       --       --
           Value at End of Year  21.374547  19.996540  17.842179  13.830261       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     27,561     26,678     24,688        666       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year  17.226952  15.394109  12.500000         --       --       --       --       --       --       --
           Value at End of Year  18.386587  17.226952  15.394109         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     43,018     41,759     38,052         --       --       --       --       --       --       --

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SCUDDER PRODUCTS ONLY)SERVICE SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
         Value at Start of Year  17.737606  17.022495  13.761587  12.500000       --       --       --       --       --       --
           Value at End of Year  18.033028  17.737606  17.022495  13.761587       --       --       --       --       --       --
    Wealthmark ML3 No. of Units      6,086      5,922      5,792         --       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units      2,432      2,585      2,344         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year  17.717811  17.012020  13.759985  12.500000       --       --       --       --       --       --
           Value at End of Year  18.003934  17.717811  17.012020  13.759985       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     10,500     11,409     12,285      1,307       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units      9,384     16,936      6,583         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  17.658505  16.980607  13.755178  12.500000       --       --       --       --       --       --
           Value at End of Year  17.916857  17.658505  16.980607  13.755178       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     21,804     22,969     20,277         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year  17.638805  16.970165  13.753582  12.500000       --       --       --       --       --       --
           Value at End of Year  17.887943  17.638805  16.970165  13.753582       --       --       --       --       --       --
    Wealthmark ML3 No. of Units      1,099      1,099        597         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year  15.237283  14.681750  12.500000         --       --       --       --       --       --       --
           Value at End of Year  15.429405  15.237283  14.681750         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units      2,584      2,624      1,433         --       --       --       --       --       --       --

                                   YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER 21ST CENTURY GROWTH PORTFOLIO (MERGED INTO THE SCUDDER SMALL CAP GROWTH PORTFOLIO EFF. 5-1-2005) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
         Value at Start of Year         --  17.519286  13.659596  12.500000       --       --       --       --       --       --
           Value at End of Year         --  19.057226  17.519286  13.659596       --       --       --       --       --       --
    Wealthmark ML3 No. of Units         --     52,390     44,591      1,978       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units         --     13,878      7,709         --       --       --       --       --       --       --

                                   YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year         -- $17.508503 $13.658008 $12.500000       --       --       --       --       --       --
           Value at End of Year         --  19.035961  17.508503  13.658008       --       --       --       --       --       --
    Wealthmark ML3 No. of Units         --     35,126     39,875        989       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units         --     16,075     12,038         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year         --  17.476198  13.653242  12.500000       --       --       --       --       --       --
           Value at End of Year         --  18.972264  17.476198  13.653242       --       --       --       --       --       --
    Wealthmark ML3 No. of Units         --     43,020     16,675         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year         --  17.465435  13.651655  12.500000       --       --       --       --       --       --
           Value at End of Year         --  18.951082  17.465435  13.651655       --       --       --       --       --       --
    Wealthmark ML3 No. of Units         --     18,292     18,151         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year         --  14.926068  12.500000         --       --       --       --       --       --       --
           Value at End of Year         --  16.171374  14.926068         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units         --     16,891      6,360         --       --       --       --       --       --       --

SCUDDER BLUE CHIP PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
         Value at Start of Year  19.097553  16.802492  13.475342  12.500000       --       --       --       --       --       --
           Value at End of Year  20.604689  19.097553  16.802492  13.475342       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    249,612    258,874    110,482      5,238       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     47,550     49,637     24,103         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year  19.076241  16.792152  13.473780  12.500000       --       --       --       --       --       --
           Value at End of Year  20.571437  19.076241  16.792152  13.473780       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     88,045     90,235     77,659      2,598       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     95,205     98,946     58,217         --       --       --       --       --       --       --

Contracts with the Annual Step-UpDeath Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  19.012435  16.761158  13.469073  12.500000       --       --       --       --       --       --
           Value at End of Year  20.471992  19.012435  16.761158  13.469073       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    216,795    180,119     74,026        149       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year  18.991197  16.750839  14.717109  12.500000       --       --       --       --       --       --
           Value at End of Year  20.438928  18.991197  16.750839  13.467503       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     33,878     33,066     21,653         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year  16.983992  15.002953  12.500000         --       --       --       --       --       --       --
           Value at End of Year  18.251404  16.983992  15.002953         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     30,527     31,439     21,845         --       --       --       --       --       --       --

SCUDDER CAPITAL GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)Contracts with no Optional Benefits
         Value at Start of Year  17.989187  17.004404  13.664030  12.500000       --       --       --       --       --       --
           Value at End of Year  19.202076  17.989187  17.004404  13.664030       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    652,355    203,532    104,484      3,571       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     52,673     14,987      6,422         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year  17.969098  16.993933  13.662440  12.500000       --       --       --       --       --       --
           Value at End of Year  19.171079  17.969098  16.993933  13.662440       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    208,823     85,675     80,902      4,372       --       --       --       --       --       --

                                   YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
  NYWealthmark ML3 No. of Units    130,128     46,507     29,790         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  17.908975  16.962566  13.657668  12.500000       --       --       --       --       --       --
           Value at End of Year  19.078380  17.908975  16.962566  13.657668       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    436,457    102,830     50,669         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year  17.888988  16.952127  13.656079  12.500000       --       --       --       --       --       --
           Value at End of Year  19.047597  17.888988  16.952127  13.656079       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     44,171     16,100     15,682         --       --       --       --       --       --       --

                                   YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after  5-5-2003)
         Value at Start of Year $15.315471 $14.535228 $12.500000         --       --       --       --       --       --       --
           Value at End of Year  16.283035  15.315471  14.535228         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     56,918     20,395     10,952         --       --       --       --       --       --       --

SCUDDER CONSERVATIVE INCOME STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits
         Value at Start of Year  13.031564  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year  13.271571  13.031564         --         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    106,688     28,399         --         --       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     26,228         --         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year  13.029123  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year  13.262468  13.029123         --         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     18,029         --         --         --       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     26,391         --         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  13.021790  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year  13.235200  13.021790         --         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    104,639      6,918         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year         --  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year         --  13.019344         --         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units         --         --         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year  13.012018  12.500000         --         --       --       --       --       --       --       --
           Value at End of Year  13.198909  13.012018         --         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units      2,942         --         --         --       --       --       --       --       --       --

SCUDDER FIXED INCOME PORTFOLIO (FORMERLY, SCUDDER INVESTMENT GRADE BOND PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
         Value at Start of Year  13.350525  13.038355  12.653080  12.500000       --       --       --       --       --       --
           Value at End of Year  13.375810  13.350525  13.038355  12.653080       --       --       --       --       --       --
    Wealthmark ML3 No. of Units  1,339,463  1,340,821    629,858     15,344       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     73,130     71,271     62,200         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
         Value at Start of Year  13.335619  13.030324  12.651613  12.500000       --       --       --       --       --       --
           Value at End of Year  13.354221  13.335619  13.030324  12.651613       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    469,960    491,816    501,320     29,070       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units    272,901    274,889    139,561         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
         Value at Start of Year  13.290954  13.006236  12.647192  12.500000       --       --       --       --       --       --
           Value at End of Year  13.289591  13.290954  13.006236  12.647192       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    704,236    671,242     63,531         81       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
         Value at Start of Year  13.276119  12.998224  12.645718  12.500000       --       --       --       --       --       --
           Value at End of Year  13.268137  13.276119  12.998224  12.645718       --       --       --       --       --       --
    Wealthmark ML3 No. of Units    208,866    203,422    150,022      1,643       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
         Value at Start of Year  12.863403  12.613118  12.500000         --       --       --       --       --       --       --
           Value at End of Year  12.836449  12.863403  12.613118         --       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     94,579     94,161     43,047         --       --       --       --       --       --       --

                                   YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                 12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER GLOBAL BLUE CHIP PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
         Value at Start of Year  19.426902  17.275013  13.617940  12.500000       --       --       --       --       --       --
           Value at End of Year  23.409063  19.426902  17.275013  13.617940       --       --       --       --       --       --
    Wealthmark ML3 No. of Units     93,386     82,174     52,696        690       --       --       --       --       --       --
  NYWealthmark ML3 No. of Units     20,000     20,663     12,509         --       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year $ 19.405219 $17.264383 $13.616358 $12.500000       --       --       --       --       --       --
          Value at End of Year   23.371291  19.405219  17.264383  13.616358       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      49,463     39,657     39,728      1,208       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      49,087     21,540     15,610         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003)or Contracts with EER (all issue dates)
        Value at Start of Year   19.340299  17.232515  13.611606  12.500000       --       --       --       --       --       --
          Value at End of Year   23.258313  19.340299  17.232515  13.611606       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      53,259     42,511     21,767         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   19.318708  17.221904  13.610021  12.500000       --       --       --       --       --       --
          Value at End of Year   23.220774  19.318708  17.221904  13.610021       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       6,928      8,144      7,338         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   17.767782  15.863150  12.500000         --       --       --       --       --       --       --
          Value at End of Year   21.324683  17.767782  15.863150         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       8,466      6,033      4,222         --       --       --       --       --       --       --

SCUDDER GLOBAL DISCOVERY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   25.382831  20.959795  14.323107  12.500000       --       --       --       --       --       --
          Value at End of Year   29.478783  25.382831  20.959795  14.323107       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     141,483    125,402     48,061      1,397       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units       6,020      6,468      3,304         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   25.354506  20.946907  14.321443  12.500000       --       --       --       --       --       --
          Value at End of Year   29.431225  25.354506  20.946907  14.321443       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      58,308     36,969     36,537      3,797       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      39,558     24,758     11,343         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   25.269717  20.908264  14.316452  12.500000       --       --       --       --       --       --
          Value at End of Year   29.288984  25.269717  20.908264  14.316452       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      70,299     52,156     23,743         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   25.241513  20.895405  14.314791  12.500000       --       --       --       --       --       --
          Value at End of Year   29.241717  25.241513  20.895405  14.314791       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      37,857     37,368     34,209         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   20.632821  17.105940  12.500000         --       --       --       --       --       --       --
          Value at End of Year   23.866956  20.632821  17.105940         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      22,214     20,638     15,023         --       --       --       --       --       --       --

SCUDDER GOVERNMENT AND AGENCY SECURITIES PORTFOLIO (FORMERLY, SCUDDER GOVERNMENT SECURITIES PORTFOLIO) -CLASS B SHARES
(units first credited 9-16-2002)
Contracts with no Optional Benefits
        Value at Start of Year   12.840019  12.630000  12.609447  12.500000       --       --       --       --       --       --
          Value at End of Year   12.913340  12.840019  12.630000  12.609447       --       --       --       --       --       --
   Wealthmark ML3 No. of Units   1,194,306  1,236,916    613,208     54,665       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      38,215     34,689     21,177         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   12.825671  12.622215  12.607976  12.500000       --       --       --       --       --       --
          Value at End of Year   12.892480  12.825671  12.622215  12.607976       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     285,666    313,687    426,963     46,033       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
 NYWealthmark ML3 No. of Units      96,255     99,313     77,214         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   12.782733  12.598887  12.603573  12.500000       --       --       --       --       --       --
          Value at End of Year   12.830117  12.782733  12.598887  12.603573       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     191,099    223,548    161,818      8,466       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   12.768438  12.591122  12.602109  12.500000       --       --       --       --       --       --
          Value at End of Year   12.809374  12.768438  12.591122  12.602109       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      65,757     70,453     81,841      6,170       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year $ 12.598247 $12.441999 $12.500000         --       --       --       --       --       --       --
          Value at End of Year   12.619733  12.598247  12.441999         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      48,609     42,959     63,586         --       --       --       --       --       --       --

SCUDDER GROWTH & INCOME STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits

        Value at Start of Year   13.466385  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   13.916458  13.466385         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units   2,911,360    576,951         --         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units     320,545    198,969         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   13.463866  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   13.906916  13.463866         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      34,656         --         --         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units     288,834    102,256         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   13.456285  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   13.878311  13.456285         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units   2,125,079    455,015         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year          --  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year          --  13.453763         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units          --         --         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   13.446193  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   13.840286  13.446193         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      78,561      2,363         --         --       --       --       --       --       --       --

SCUDDER GROWTH AND INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   18.369714  17.012338  13.666929  12.500000       --       --       --       --       --       --
          Value at End of Year   19.105866  18.369714  17.012338  13.666929       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     288,561    215,234     89,983      4,539       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      22,319     33,157      9,182         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   18.349213  17.001872  13.665335  12.500000       --       --       --       --       --       --
          Value at End of Year   19.075024  18.349213  17.001872  13.665335       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     157,919     81,146     73,891      6,457       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      91,715     73,935     27,906         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   18.287843  16.970493  13.660571  12.500000       --       --       --       --       --       --
          Value at End of Year   18.982819  18.287843  16.970493  13.660571       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     171,714    119,873     38,618        145       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   18.267412  16.960034  13.658976  12.500000       --       --       --       --       --       --
          Value at End of Year   18.952177  18.267412  16.960034  13.658976       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      64,740     12,479     12,381         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   15.778530  14.671334  12.500000         --       --       --       --       --       --       --
          Value at End of Year   16.345530  15.778530  14.671334         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      41,765     34,892     28,496         --       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
        Value at Start of Year          --  16.696827  13.667835  12.500000       --       --       --       --       --       --
          Value at End of Year          --  17.207057  16.696827  13.667835       --       --       --       --       --       --
   Wealthmark ML3 No. of Units          --    156,378     65,710        929       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units          --     17,388      6,778         --       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year          -- $16.686543 $13.666240 $12.500000       --       --       --       --       --       --
          Value at End of Year          --  17.187835  16.686543  13.666240       --       --       --       --       --       --
   Wealthmark ML3 No. of Units          --     51,876     48,141      5,290       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units          --     28,823     10,729         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year          --  16.655741  13.661467  12.500000       --       --       --       --       --       --
          Value at End of Year          --  17.130329  16.655741  13.661467       --       --       --       --       --       --
   Wealthmark ML3 No. of Units          --    127,798     37,314        103       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year          --  16.645508  13.659883  12.500000       --       --       --       --       --       --
          Value at End of Year          --  17.111223  16.645508  13.659883       --       --       --       --       --       --
   Wealthmark ML3 No. of Units          --      9,105      8,947      2,626       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year          --  14.286326  12.500000         --       --       --       --       --       --       --
          Value at End of Year          --  14.663956  14.286326         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units          --     23,265     13,377         --       --       --       --       --       --       --

SCUDDER GROWTH STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits
        Value at Start of Year   13.702437  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   14.289924  13.702437         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units   2,995,589    549,614         --         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units     211,262     41,752         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   13.699866  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   14.280125  13.699866         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      30,881     13,412         --         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units     634,841    196,782         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   13.692158  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   14.250751  13.692158         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units   2,878,052    851,901         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   13.689588  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   14.240979  13.689588         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       7,367         --         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   13.681896  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   14.211708  13.681896         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      95,771     29,365         --         --       --       --       --       --       --       --

SCUDDER HEALTH SCIENCES PORTFOLIO -CLASS B SHARES (units first credited
9-16-2002) Contracts with no Optional Benefits

        Value at Start of Year   18.325125  17.066587  13.024572  12.500000       --       --       --       --       --       --
          Value at End of Year   19.479041  18.325125  17.066587  13.024572       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     119,727    132,572     72,017      5,869       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      17,983     17,733     11,693         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   18.304664  17.056079  13.023056  12.500000       --       --       --       --       --       --
          Value at End of Year   19.447585  18.304664  17.056079  13.023056       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      77,854     84,919     78,571      4,413       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
 NYWealthmark ML3 No. of Units      80,140     70,620     45,296         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   18.243427  17.024611  13.018514  12.500000       --       --       --       --       --       --
          Value at End of Year   19.353561  18.243427  17.024611  13.018514       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      90,519    104,436     51,011         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   18.223050  17.014119  13.016994  12.500000       --       --       --       --       --       --
          Value at End of Year   19.322303  18.223050  17.014119  13.016994       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      20,471     22,627     13,878        559       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year $ 15.882498 $14.851180 $12.500000         --       --       --       --       --       --       --
          Value at End of Year   16.815387  15.882498  14.851180         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      15,398     21,072     20,249         --       --       --       --       --       --       --

SCUDDER HIGH INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   17.875211  16.214878  13.278660  12.500000       --       --       --       --       --       --
          Value at End of Year   18.183705  17.875211  16.214878  13.278660       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     532,529    618,499    509,453     14,158       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units       2,384     31,347     16,706         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   17.855269  16.204901  13.277116  12.500000       --       --       --       --       --       --
          Value at End of Year   18.154357  17.855269  16.204901  13.277116       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     227,019    293,153    305,817     27,805       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units     110,349    139,187     82,546         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   17.795511  16.174982  13.272482  12.500000       --       --       --       --       --       --
          Value at End of Year   18.066554  17.795511  16.174982  13.272482       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     266,362    154,093    198,132         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   17.775650  16.165026  13.270938  12.500000       --       --       --       --       --       --
          Value at End of Year   18.037392  17.775650  16.165026  13.270938       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      63,910     66,331     55,532        832       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   15.143753  13.792324  12.500000         --       --       --       --       --       --       --
          Value at End of Year   15.343766  15.143753  13.792324         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      64,500     84,668     62,990         --       --       --       --       --       --       --

SCUDDER INCOME & GROWTH STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits
        Value at Start of Year   13.242763  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   13.596594  13.242763         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     659,423    199,338         --         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      46,225      1,357         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   13.240279  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   13.587284  13.240279         --         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units     146,982     54,506         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   13.232832  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   13.559333  13.232832         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     460,756     93,811         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year          --  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year          --  13.230348         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units          --         --         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   13.222909  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   13.522177  13.222909         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      32,776     16,835         --         --       --       --       --       --       --       --

SCUDDER INTERNATIONAL PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits

        Value at Start of Year   19.122918  16.725489  13.334235  12.500000       --       --       --       --       --       --
          Value at End of Year   21.767100  19.122918  16.725489  13.334235       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     311,749    323,239    100,782      7,802       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      32,982     32,228     15,133         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   19.101569  16.715194  13.332685  12.500000       --       --       --       --       --       --
          Value at End of Year   21.731956  19.101569  16.715194  13.332685       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     101,903    101,286     93,700      9,752       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      80,482    104,641     47,796         --       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year $ 19.037659 $16.684339 $13.328040 $12.500000       --       --       --       --       --       --
          Value at End of Year   21.626894  19.037659  16.684339  13.328040       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     291,380    269,088     94,320         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   19.016402  16.674061  13.326481  12.500000       --       --       --       --       --       --
          Value at End of Year   21.591983  19.016402  16.674061  13.326481       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      23,003     26,146     24,853      1,097       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   17.886306  15.706761  12.500000         --       --       --       --       --       --       --
          Value at End of Year   20.278472  17.886306  15.706761         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      38,567     44,534     14,945         --       --       --       --       --       --       --

SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002) Contracts with no Optional Benefits

        Value at Start of Year   19.984631  17.242201  13.543828  12.500000       --       --       --       --       --       --
          Value at End of Year   22.409959  19.984631  17.242201  13.543828       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     308,800    311,334    140,781      5,208       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      42,169     23,410     10,380         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   19.962315  17.231578  13.542248  12.500000       --       --       --       --       --       --
          Value at End of Year   22.373781  19.962315  17.231578  13.542248       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     150,540    145,660    133,915      1,326       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      79,326     75,544     27,246         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   19.895551  17.199779  13.537530  12.500000       --       --       --       --       --       --
          Value at End of Year   22.265628  19.895551  17.199779  13.537530       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     172,552    170,627     49,615         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   19.873336  17.189189  13.535953  12.500000       --       --       --       --       --       --
          Value at End of Year   22.229675  19.873336  17.189189  13.535953       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      97,955     99,809     73,354        689       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   18.550479  16.069136  12.500000         --       --       --       --       --       --       --
          Value at End of Year   20.718982  18.550479  16.069136         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      50,334     36,089     18,838         --       --       --       --       --       --       --

SCUDDER LARGE CAP VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
        Value at Start of Year   19.629625  18.200872  13.997728  12.500000       --       --       --       --       --       --
          Value at End of Year   19.613598  19.629625  18.200872  13.997728       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     421,484    421,394    133,082     13,000       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      22,948     49,465     11,078         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   19.607720  18.189667  13.996098  12.500000       --       --       --       --       --       --
          Value at End of Year   19.581942  19.607720  18.189667  13.996098       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     141,183    143,416    128,649      9,721       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      92,804     88,127     54,536         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   19.542114  18.156094  13.991219  12.500000       --       --       --       --       --       --
          Value at End of Year   18.764823  19.542114  18.156094  13.991219       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     234,362    239,378    120,189         36       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   19.520328  18.144939  13.989593  12.500000       --       --       --       --       --       --
          Value at End of Year   19.455829  19.520328  18.144939  13.989593       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      15,089     14,737     14,419      2,476       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   16.631297  15.482726  12.500000         --       --       --       --       --       --       --
          Value at End of Year   16.551570  16.631297  15.482726         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      26,932     35,382     12,016         --       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER MERCURY LARGE CAP CORE PORTFOLIO -CLASS B SHARES (units first credited 11-15-2004)
Contracts with no Optional Benefits
        Value at Start of Year $ 12.960554 $12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   14.377812  12.960554         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       9,420        387         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   12.959734  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   14.369735  12.959734         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      26,716     17,695         --         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units       5,827        238         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   12.957289  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   14.345569  12.957289         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      17,975     15,190         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   12.956470  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   14.337519  12.956470         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       1,999        646         --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   12.954025  12.500000         --         --       --       --       --       --       --       --
          Value at End of Year   14.313403  12.954025         --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       1,813        600         --         --       --       --       --       --       --       --

SCUDDER MID CAP PORTFOLIO (FORMERLY, SCUDDER AGGRESSIVE GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
        Value at Start of Year   19.695990  19.327045  14.725658  12.500000       --       --       --       --       --       --
          Value at End of Year   22.213524  19.695990  19.327045  14.725658       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      21,928     25,730     17,135      1,341       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units       4,458      5,241      3,279         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   19.674020  19.315163  14.723944  12.500000       --       --       --       --       --       --
          Value at End of Year   22.177689  19.674020  19.315163  14.723944       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       9,929      8,397      7,996        470       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      37,318     42,559     28,846         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   19.608200  19.279525  14.718819  12.500000       --       --       --       --       --       --
          Value at End of Year   22.070475  19.608200  19.279525  14.718819       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      37,410     54,904     23,794         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   19.586319  19.267670  14.717109  12.500000       --       --       --       --       --       --
          Value at End of Year   22.034863  19.586319  19.267670  14.717109       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       2,821      2,640      2,489         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   15.354185  15.127128  12.500000         --       --       --       --       --       --       --
          Value at End of Year   17.247865  15.354185  15.127128         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       9,539      7,051      5,582         --       --       --       --       --       --       --

SCUDDER MONEY MARKET PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   12.195132  12.333747  12.486421  12.500000       --       --       --       --       --       --
          Value at End of Year   12.287487  12.195132  12.333747  12.486421       --       --       --       --       --       --
   Wealthmark ML3 No. of Units   1,049,894  1,132,609  2,332,293     43,685       --       --       --       --       --       --


                                  YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED       ENDED      ENDED      ENDED     ENDED   ENDED    ENDED     ENDED   ENDED    ENDED
                                12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               ----------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
 NYWealthmark ML3 No. of Units      29,771     64,828    109,602         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   12.181510  12.326153  12.484967  12.500000       --       --       --       --       --       --
          Value at End of Year   12.267642  12.181510  12.326153  12.484967       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     406,191    216,090    243,809     49,847       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      89,416     86,313    118,764         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   12.140729  12.303379  12.480608  12.500000       --       --       --       --       --       --
          Value at End of Year   12.208303  12.140729  12.303379  12.480608       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     591,828    139,381    170,743      4,801       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------  -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year $ 12.127139  $ 12.295779 $ 12.479151 $12.500000       --       --       --       --       --       --
          Value at End of Year   12.188561    12.127139   12.295779  12.479151       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       9,488       20,764      53,528     16,147       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   12.163868    12.351576   12.500000         --       --       --       --       --       --       --
          Value at End of Year   12.207193    12.163868   12.351576         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      47,320       81,221      35,150         --       --       --       --       --       --       --

SCUDDER REAL ESTATE SECURITIES PORTFOLIO -CLASS B SHARES (units first credited 5-01-2003)
Contracts with no Optional Benefits

        Value at Start of Year   19.625541    15.262686   12.500000         --       --       --       --       --       --       --
          Value at End of Year   19.788364    19.625541   15.262686         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     222,361      238,838      76,829         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      27,436       27,887      15,637         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   19.609278    15.257684   12.500000         --       --       --       --       --       --       --
          Value at End of Year   19.762124    19.609278   15.257684         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      35,072       36,798      18,615         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units     105,394      106,198      66,435         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   19.560547    15.242659   12.500000         --       --       --       --       --       --       --
          Value at End of Year   19.683541    19.560547   15.242659         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     173,275      198,076      85,492         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   19.544334    15.237661   12.500000         --       --       --       --       --       --       --
          Value at End of Year   19.657426    19.544334   15.237661         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       3,019        5,724       3,435         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   19.495770    15.222660   12.500000         --       --       --       --       --       --       --
          Value at End of Year   19.579264    19.495770   15.222660         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      23,558       26,259      14,008         --       --       --       --       --       --       --

SCUDDER SALOMON AGGRESSIVE GROWTH PORTFOLIO (FORMERLY, SCUDDER INVESCO DYNAMIC GROWTH PORTFOLIO)  -CLASS B SHARES
(units first credited 9-16-2002)
Contracts with no Optional Benefits
        Value at Start of Year   19.695990    19.154630   14.397062  12.500000       --       --       --       --       --       --
          Value at End of Year   23.386375    20.997452   19.154630  14.397062       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      49,319       44,644      31,995      1,443       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units       3,302       28,017       1,737         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   19.674020    19.142849   14.395388  12.500000       --       --       --       --       --       --
          Value at End of Year   23.348623    20.974012   19.142849  14.395388       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      23,160       25,322      22,378         69       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      20,162       13,327       7,317         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or  Contracts with EER (all issue dates)

        Value at Start of Year   19.608200    19.107541   14.390377  12.500000       --       --       --       --       --       --
          Value at End of Year   23.235771    20.903862   19.107541  14.390377       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      31,057       31,258      28,153         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   19.586319    19.095788   14.388700  12.500000       --       --       --       --       --       --
          Value at End of Year   23.198283    20.880543   19.095788  14.388700       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      17,674       17,743      17,203        279       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------  -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   15.354185    15.458597   12.500000         --       --       --       --       --       --       --
          Value at End of Year   18.723459    16.878005   15.458597         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      10,071       13,523       5,133         --       --       --       --       --       --       --

SCUDDER SMALL CAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   20.181890    18.562080   14.240551  12.500000       --       --       --       --       --       --
          Value at End of Year   21.188993    20.181890   18.562080  14.240551       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     208,844      181,262     105,727      9,273       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      27,804       16,148       6,913         --       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------  -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year $ 20.159371  $ 18.550650 $ 14.238890 $12.500000       --       --       --       --       --       --
          Value at End of Year   21.154815    20.159371   18.550650  14.238890       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     132,545       98,547      90,719      3,409       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      85,447       79,981      52,981         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   20.091934    18.516429   14.233923  12.500000       --       --       --       --       --       --
          Value at End of Year   21.052554    20.091934   18.516429  14.233923       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     214,176      171,348      94,423         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   20.069514    18.505046   14.232268  12.500000       --       --       --       --       --       --
          Value at End of Year   21.018583    20.069514   18.505046  14.232268       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      58,145       42,029      35,094        324       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
        Value at Start of Year   16.195923    14.955892   12.500000         --       --       --       --       --       --       --
          Value at End of Year   16.936471    16.195923   14.955892         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      63,336       40,185      23,460         --       --       --       --       --       --       --

SCUDDER STRATEGIC INCOME PORTFOLIO -CLASS B SHARES (units first credited 5-01-2003)
Contracts with no Optional Benefits

        Value at Start of Year   13.523844    12.699285   12.500000         --       --       --       --       --       --       --
          Value at End of Year   13.558960    13.523844   12.699285         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     230,886      221,347      84,933         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      15,293       14,274       8,296         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   13.512619    12.695110   12.500000         --       --       --       --       --       --       --
          Value at End of Year   13.540955    13.512619   12.695110         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      62,126       50,428      52,122         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      90,030       68,271      45,712         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   13.479007    12.682585   12.500000         --       --       --       --       --       --       --
          Value at End of Year   13.487078    13.479007   12.682585         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     203,771      223,348     125,317         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   13.467826    12.678425   12.500000         --       --       --       --       --       --       --
          Value at End of Year   13.469171    13.467826   12.678425         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units         326          268          --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER  (issued on or after 5-5-2003)

        Value at Start of Year   13.434326    12.665919   12.500000         --       --       --       --       --       --       --
          Value at End of Year   13.415576    13.434326   12.665919         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      44,932       32,323      18,105         --       --       --       --       --       --       --

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   22.555051    22.597553   15.715344  12.500000       --       --       --       --       --       --
          Value at End of Year   22.911873    22.555051   22.597553  15.715344       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      89,212       91,554      58,970      6,079       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      14,838       15,882      11,460         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
        Value at Start of Year   22.529871    22.583655   15.713519  12.500000       --       --       --       --       --       --
          Value at End of Year   22.874894    22.529871   22.583655  15.713519       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      42,175       48,245      45,733      3,145       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
 NYWealthmark ML3 No. of Units      42,274       36,402      20,389         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   22.454536    22.542022   15.708046  12.500000       --        --      --       --       --       --
          Value at End of Year   22.764327    22.454536   22.542022  15.708046       --        --      --       --       --       --
   Wealthmark ML3 No. of Units      61,511       69,335      49,389         --       --        --      --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   22.429494    22.528180   15.370622  12.500000       --        --      --       --       --       --
          Value at End of Year   22.727617    22.429494   22.528180  15.370622       --        --      --       --       --       --
   Wealthmark ML3 No. of Units      19,213       18,732      16,838         --       --        --      --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year  $15.960535  $ 16.054894 $ 12.500000         --       --       --       --       --       --       --
          Value at End of Year   16.148508    15.960535   16.054894         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      24,594       23,030      21,323         --       --       --       --       --       --       --

SCUDDER TEMPLETON FOREIGN VALUE PORTFOLIO -CLASS B SHARES (units first credited 11-15-2004)
Contracts with no Optional Benefits

        Value at Start of Year   13.172646    12.500000          --         --       --       --       --       --       --       --
          Value at End of Year   14.025252    13.172646          --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      19,311           76          --         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units       4,464        4,097          --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   13.171817    12.500000          --         --       --       --       --       --       --       --
          Value at End of Year   14.017380    13.171817          --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       9,082           --          --         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units       4,030           --          --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   13.169335    12.500000          --         --       --       --       --       --       --       --
          Value at End of Year   13.993790    13.169335          --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      13,033        1,176          --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year          --    12.500000          --         --       --       --       --       --       --       --
          Value at End of Year          --    13.168504          --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units          --           --          --         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   13.166022    12.500000          --         --       --       --       --       --       --       --
          Value at End of Year   13.962393    13.166022          --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units         183           --          --         --       --       --       --       --       --       --

SCUDDER TOTAL RETURN PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   15.944734    15.240750   13.180398  12.500000       --       --       --       --       --       --
          Value at End of Year   16.296307    15.944734   15.240750  13.180398       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     211,422      263,064     178,292      8,885       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      20,587       26,918      72,857         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or  issued prior to 5-5-2003 in all other states)

        Value at Start of Year   15.926938    15.231369   13.178863  12.500000       --       --       --       --       --       --
          Value at End of Year   16.270016    15.926938   15.231369  13.178863       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     142,192      164,470     157,021     25,560       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      78,444       70,192      52,463         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or  Contracts with EER (all issue dates)

        Value at Start of Year   15.873631    15.203245   13.174261  12.500000       --       --       --       --       --       --
          Value at End of Year   16.191319    15.873631   15.203245  13.174261       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     121,829      134,532      98,704         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   15.855896    15.193872   13.172728  12.500000       --       --       --       --       --       --
          Value at End of Year   16.165171    15.855896   15.193872  13.172728       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      52,490       60,853      42,982      5,510       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit  and EER (issued on or after 5-5-2003)

        Value at Start of Year   14.319098    13.741888   12.500000         --       --       --       --       --       --       --
          Value at End of Year   14.576573    14.319098   13.741888         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      32,609       43,671      36,506         --       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER VIT EQUITY 500 INDEX FUND -CLASS B SHARES (units first credited 9-16-2005)
Contracts with no Optional Benefits

        Value at Start of Year   12.500000           --          --         --       --       --       --       --       --       --
          Value at End of Year   19.489590           --          --         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     448,901           --          --         --       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      63,809           --          --         --       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year $ 12.500000           --          --         --       --       --       --       --       --      --
          Value at End of Year   19.458124           --          --         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     211,698           --          --         --       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units     232,276           --          --         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   12.500000           --          --         --       --       --       --       --       --      --
          Value at End of Year   19.364052           --          --         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     198,500           --          --         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   12.500000           --          --         --       --       --       --       --       --      --
          Value at End of Year   19.332798           --          --         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     106,118           --          --         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   12.500000           --          --         --       --       --       --       --       --      --
          Value at End of Year   16.385842           --          --         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      76,440           --          --         --       --       --       --       --       --      --

SVS BOND PORTFOLIO -CLASS B SHARES (units first credited 9-16-2005)
Contracts with no Optional Benefits

        Value at Start of Year   12.500000           --          --         --       --       --       --       --       --      --
          Value at End of Year   12.525729           --          --         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units       2,217           --          --         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   12.500000           --          --         --       --       --       --       --       --      --
          Value at End of Year   12.521580           --          --         --       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units      10,122           --          --         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   12.500000           --          --         --       --       --       --       --       --      --
          Value at End of Year   12.509144           --          --         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units       6,111           --          --         --       --       --       --       --       --      --

SVS DAVIS VENTURE VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits

        Value at Start of Year   19.663551    17.942923   14.094759  12.500000       --       --       --       --       --      --
          Value at End of Year   21.127700    19.663551   17.942923  14.094759       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     533,255      542,866     255,072      7,278       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units      60,398       57,154      28,434         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   19.641591    17.931869   14.093117  12.500000       --       --       --       --       --      --
          Value at End of Year   21.093602    19.641591   17.931869  14.093117       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     233,377      234,717     213,631      8,692       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units     223,402      206,311      95,807         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   19.575887    17.898785   14.088206  12.500000       --       --       --       --       --      --
          Value at End of Year   20.991640    19.575887   17.898785  14.088206       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     357,567      345,565     158,768         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   19.554040    17.887773   14.086566  12.500000       --       --       --       --       --      --
          Value at End of Year   20.957754    19.554040   17.887773  14.086566       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      34,357       34,313      35,136        422       --       --       --       --       --      --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)


                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
        Value at Start of Year   16.729316    15.326777   12.500000         --       --       --       --       --       --       --
          Value at End of Year   17.903461    16.729316   15.326777         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      63,245       63,755      32,030         --       --       --       --       --       --       --

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   20.119580    18.345784   14.602147  12.500000       --       --       --       --       --       --
          Value at End of Year   19.700685    20.119580   18.345784  14.602147       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     127,484      126,618      55,303      6,278       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      12,730       13,197       9,732         --       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year $ 20.097117  $ 18.334497 $ 14.600449 $12.500000       --       --       --       --       --       --
          Value at End of Year   19.668881    20.097117   18.334497  14.600449       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      69,777       80,552      83,453      5,063       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      57,332       49,030      27,421         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   20.029882    18.300655   14.595358  12.500000       --       --       --       --       --       --
          Value at End of Year   19.573778    20.029882   18.300655  14.595358       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      78,245       83,371      50,453         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   20.007532    18.289396   14.593659  12.500000       --       --       --       --       --       --
          Value at End of Year   19.542198    20.007532   18.289396  14.593659       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      13,346       12,188       7,210        496       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   15.853784    14.514166   12.500000         --       --       --       --       --       --       --
          Value at End of Year   15.461920    15.853784   14.514166         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units       7,574       13,071      12,376         --       --       --       --       --       --       --

SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   21.055478    18.839379   14.566380  12.500000       --       --       --       --       --       --
          Value at End of Year   22.268262    21.055478   18.839379  14.566380       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     908,978      908,361     517,412     30,795       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      62,910       50,619      31,935         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   21.031961    18.827775   14.564687  12.500000       --       --       --       --       --       --
          Value at End of Year   22.232311    21.031961   18.827775  14.564687       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     528,058      517,778     515,075     19,424       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units     200,184      179,443      97,274         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   20.961633    18.793042   14.559609  12.500000       --       --       --       --       --       --
          Value at End of Year   22.124863    20.961633   18.793042  14.559609       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     540,654      555,787     300,122        139       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   20.938239    18.781491   14.557921  12.500000       --       --       --       --       --       --
          Value at End of Year   22.089150    20.938239   18.781491  14.557921       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     198,992      199,812     182,964      4,434       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   17.526483    15.744807   12.500000         --       --       --       --       --       --       --
          Value at End of Year   18.462238    17.526483   15.744807         --       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     120,973      112,444      73,073         --       --       --       --       --       --       --

SVS DREMAN SMALL CAP VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   23.476362    19.014587   13.646946  12.500000       --       --       --       --       --       --
          Value at End of Year   25.352160    23.476362   19.014587  13.646946       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     427,757      443,462     250,468     19,492       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      30,903       29,719      14,511         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   23.450134    19.002865   13.645356  12.500000       --       --       --       --       --       --
          Value at End of Year   25.311219    23.450134   19.002865  13.645356       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     300,996      289,488     255,377     11,420       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
 NYWealthmark ML3 No. of Units     113,906      111,741      58,615         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
        Value at Start of Year   23.371730    18.967820   13.640594  12.500000       --       --       --       --       --       --
          Value at End of Year   25.188897    23.371730   18.967820  13.640594       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     285,639      266,611     137,071         38       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
        Value at Start of Year   23.345640    18.956153   13.639007  12.500000       --       --       --       --       --       --
          Value at End of Year   25.148251    23.345640   18.956153  13.639007       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      61,426       65,553      64,722      3,025       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year $ 20.310102  $ 16.516165 $ 12.500000         --       --       --       --       --       --      --
          Value at End of Year   21.845633    20.310102   16.516165         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      66,655       61,601      35,776         --       --       --       --       --       --      --

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year          --    16.970171   13.677212  12.500000       --       --       --       --       --      --
          Value at End of Year          --    16.944308   16.970171  13.677212       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --      383,345     135,219      5,712       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units          --       31,359      17,251         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   16.925376    16.959722   13.675618  12.500000       --       --       --       --       --      --
          Value at End of Year   17.041464    16.925376   16.959722  13.675618       --       --       --       --       --      --
   Wealthmark ML3 No. of Units         132      106,477     132,995      4,673       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units          --       85,466      42,354         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year          --    16.928419   13.670845  12.500000       --       --       --       --       --      --
          Value at End of Year          --    16.868748   16.928419  13.670845       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --      196,009      54,565        103       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year          --    16.918013   13.669256  12.500000       --       --       --       --       --      --
          Value at End of Year          --    16.849925   16.918013  13.669256       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --       24,943      23,403        647       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year          --    14.472620   12.500000         --       --       --       --       --       --      --
          Value at End of Year          --    14.392702   14.472620         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --       20,111       3,483         --       --       --       --       --       --      --

SVS FOCUS VALUE + GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits

        Value at Start of Year          --    18.400040   14.140801  12.500000       --       --       --       --       --      --
          Value at End of Year          --    20.073120   18.400040  14.140801       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --       75,044      51,572        428       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units          --        3,208       1,006         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year          --    18.388717   14.139159  12.500000       --       --       --       --       --      --
          Value at End of Year          --    20.050716   18.388717  14.139159       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --       77,906      63,920     16,571       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units          --       16,858       9,475         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year          --    18.354798   14.134232  12.500000       --       --       --       --       --      --
          Value at End of Year          --    19.983649   18.354798  14.134232       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --       37,292      24,018         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year          --    18.343488   14.132584  12.500000       --       --       --       --       --      --
          Value at End of Year          --    19.961327   18.343488  14.132584       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --       45,933      49,080         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year          --    15.191043   12.500000         --       --       --       --       --       --      --
          Value at End of Year          --    16.506008   15.191043         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --        6,680       3,121         --       --       --       --       --       --      --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
SVS INDEX 500 PORTFOLIO (MERGED INTO SCUDDER VIT EQUITY 500 INDEX FUND EFF 9-16-05) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits

         Value at Start of Year         --    17.572400   14.003321  12.500000       --       --       --       --       --      --
           Value at End of Year         --    19.009524   17.572400  14.003321       --       --       --       --       --      --
    Wealthmark ML3 No. of Units         --      546,690     301,217     10,847       --       --       --       --       --      --
  NYWealthmark ML3 No. of Units         --       59,762      13,146         --       --       --       --       --       --      --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year          --  $ 17.561577 $ 14.001691 $12.500000       --       --       --       --       --      --
          Value at End of Year          --    18.988299   17.561577  14.001691       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --      394,375     357,393     19,678       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units          --      232,529      84,961         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year          --    17.529169   13.996807  12.500000       --       --       --       --       --      --
          Value at End of Year          --    18.924780   17.529169  13.996807       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --      490,425     223,188         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death  Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year          --    17.518377   13.995178  12.500000       --       --       --       --       --      --
          Value at End of Year          --    18.903653   17.518377  13.995178       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --      103,968      76,886     18,383       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year          --    14.892595   12.500000         --       --       --       --       --       --      --
          Value at End of Year          --    16.046093   14.892595         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units          --       72,308      55,554         --       --       --       --       --       --      --

SVS JANUS GROWTH AND INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   18.102296    16.567538   13.532412  12.500000       --       --       --       --       --      --
          Value at End of Year   19.892367    18.102296   16.567538  13.532412       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     304,158      261,735     136,923      4,260       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units      32,158       26,345      10,721         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   18.082086    16.557342   13.530838  12.500000       --       --       --       --       --      --
          Value at End of Year   19.860258    18.082086   16.557342  13.530838       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     126,807      127,576     127,278      6,019       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units      51,449       45,832      31,296         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   18.021573    16.526765   13.526110  12.500000       --       --       --       --       --      --
          Value at End of Year   19.764224    18.021573   16.526765  13.526110       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     219,832      175,889      74,617         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   18.001455    16.516586   13.524537  12.500000       --       --       --       --       --      --
          Value at End of Year   19.732318    18.001455   16.516586  13.524537       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      29,470       29,122      29,948      1,127       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   15.693817    14.420970   12.500000         --       --       --       --       --       --      --
          Value at End of Year   17.177104    15.693817   14.420970         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      23,123       24,256      18,510         --       --       --       --       --       --      --

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits

        Value at Start of Year   18.981257    17.198006   13.849786  12.500000       --       --       --       --       --      --
          Value at End of Year   20.001846    18.981257   17.198006  13.849786       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      87,125       58,106      44,937      2,554       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units      40,674        4,273       2,064         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   18.960063    17.187413   13.848177  12.500000       --       --       --       --       --      --
          Value at End of Year   19.969562    18.960063   17.187413  13.848177       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      35,559       32,694      36,748      1,485       --       --       --       --       --      --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
 NYWealthmark ML3 No. of Units      14,764       13,106      10,161         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   18.896649    16.526765   13.526110  12.500000       --       --       --       --       --       --
          Value at End of Year   19.873037    18.896649   16.526765  13.526110       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      48,547       61,632      41,597         --       --       --       --       --       --       --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   18.875558    17.145147   13.841733  12.500000       --       --       --       --       --       --
          Value at End of Year   19.840962    18.875558   17.145147  13.841733       --       --       --       --       --       --
   Wealthmark ML3 No. of Units      17,907       19,718      19,367      2,812       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year $ 15.998950  $ 14.554111 $ 12.500000         --       --       --       --       --       --      --
          Value at End of Year   16.792110    15.998950   14.554111         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      37,551       14,969      11,907         --       --       --       --       --       --      --

SVS MFS STRATEGIC VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

        Value at Start of Year   20.793075    18.006934   14.488821  12.500000       --       --       --       --       --      --
          Value at End of Year   19.414587    20.793075   18.006934  14.488821       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     293,618      295,670      90,342      2,581       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units      39,679       50,229      17,343         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   20.769867    17.995848   14.487138  12.500000       --       --       --       --       --      --
          Value at End of Year   19.383242    20.769867   17.995848  14.487138       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      60,509       69,576      69,327      4,525       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units      85,963       92,730      43,294         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   20.700406    17.962642   14.482088  12.500000       --       --       --       --       --      --
          Value at End of Year   19.289552    20.700406   17.962642  14.482088       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     211,714      204,668      50,734         99       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   20.677279    17.951585   14.480405  12.500000       --       --       --       --       --      --
          Value at End of Year   19.258387    20.677279   17.951585  14.480405       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      26,709       23,379      23,402        498       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   17.175556    14.933894   12.500000         --       --       --       --       --       --      --
          Value at End of Year   15.973039    17.175556   14.933894         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      37,364       37,108      22,316         --       --       --       --       --       --      --

SVS OAK STRATEGIC EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits

        Value at Start of Year   22.314400    22.489159   15.330888  12.500000       --       --       --       --       --      --
          Value at End of Year   20.962644    22.314400   22.489159  15.330888       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     143,559      158,792      65,627      3,032       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units      15,667       16,222       5,014         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year   22.289494    22.475335   15.329108  12.500000       --       --       --       --       --      --
          Value at End of Year   20.928806    22.289494   22.475335  15.329108       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      45,333       54,582      51,727      6,840       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units      29,398       30,747      22,739         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   22.214944    22.433891   15.323762  12.500000       --       --       --       --       --      --
          Value at End of Year   20.827632    22.214944   22.433891  15.323762       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     113,489      111,979      47,151         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   22.190153    22.420093   15.321982  12.500000       --       --       --       --       --      --
          Value at End of Year   20.794019    22.190153   22.420093  15.321982       --       --       --       --       --      --
   Wealthmark ML3 No. of Units       6,134        5,448       4,374        234       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   15.530856    15.715414   12.500000         --       --       --       --       --       --      --
          Value at End of Year   14.531941    15.530856   15.715414         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      48,302       49,426      22,921         --       --       --       --       --       --      --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
SVS TURNER MIDCAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
        Value at Start of Year   22.147940    20.353128   13.973493  12.500000       --       --       --       --       --       --
          Value at End of Year   24.237151    22.147940   20.353128  13.973493       --       --       --       --       --       --
   Wealthmark ML3 No. of Units     151,119      143,500      93,534      5,464       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units      36,903        8,608       2,379         --       --       --       --       --       --       --

                                  YEAR         YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                  ENDED        ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                12/31/05     12/31/04    12/31/03    12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                               -----------  ----------- ----------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

        Value at Start of Year $ 22.123241  $ 20.340617 $ 13.971871 $12.500000       --       --       --       --       --      --
          Value at End of Year   24.198045    22.123241   20.340617  13.971871       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      97,575      102,242      94,514      4,426       --       --       --       --       --      --
 NYWealthmark ML3 No. of Units      53,787       55,856      30,330         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)

        Value at Start of Year   22.049229    20.303084   13.966986  12.500000       --       --       --       --       --      --
          Value at End of Year   24.081066    22.049229   20.303084  13.966986       --       --       --       --       --      --
   Wealthmark ML3 No. of Units     103,695      103,741      52,488         --       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

        Value at Start of Year   22.024621    20.290595   13.965366  12.500000       --       --       --       --       --      --
          Value at End of Year   24.042209    22.024621   20.290595  13.965366       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      11,734       11,657      11,154        471       --       --       --       --       --      --

Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

        Value at Start of Year   17.768938    16.394608   12.500000         --       --       --       --       --       --      --
          Value at End of Year   19.367702    17.768938   16.394608         --       --       --       --       --       --      --
   Wealthmark ML3 No. of Units      39,126       18,521      17,516         --       --       --       --       --       --      --

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                              [JOHN HANCOCK LOGO]
                             JOHN HANCOCK ANNUITIES

                                             Statement of Additional Information
                                                               dated May 1, 2006

                       Statement of Additional Information

       John Hancock Life Insurance Company of New York Separate Account A

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment individual deferred combination fixed and variable annuity contracts (singly, a "Contract and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York as follows:

                  PROSPECTUSES ISSUED BY JOHN HANCOCK NEW YORK
           ( to be read with this Statement of Additional Information)
                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                             Vision Variable Annuity





You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                Annuity Service Center                Mailing Address
                  601 Congress Street              Post Office Box 55013
          Boston, Massachusetts 02210-2805    Boston, Massachusetts 02205-5013
          (877) 391-3748 or (800) 551-2078      www.johnhancocknewyork.com

JHNY SEP ACCT A SAI 5/06

                               Table of Contents



 GENERAL INFORMATION AND HISTORY................................3
 ACCUMULATION UNIT VALUE TABLES.................................3
 SERVICES.......................................................3
  Independent Registered Public Accounting Firm.................3
  Servicing Agent...............................................3
  Principal Underwriter.........................................3
  Special Compensation and Reimbursement Arrangements...........4
APPENDIX A:  AUDITED FINANCIAL STATEMENTS ......................1


                         General Information and History


John Hancock Life Insurance Company of New York Separate Account A (the "Separate Account") (formerly, The Manufacturers Life Insurance Company of
New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("we" or "us"), a stock life insurance company organized under the laws of New York in 1992. John Hancock New York's principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. It also has an Annuity Service Center located at 601 Congress Street, Boston, Massachusetts 02210. John Hancock New York is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


John Hancock New York established the Separate Account on March 4, 1992 as a separate account under the laws of New York.


Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

Independent Registered Public Accounting Firm

The financial statements of John Hancock Life Insurance Company of New York at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2005, and for each of the two years in the period ended December 31, 2005, appearing in the Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on authority of such firm as experts in accounting and auditing.

Servicing Agent

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

-     semimonthly commission statements;

-     monthly summaries of agent production and daily transaction reports;

-     semiannual statements for contract owners; and

-     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

Principal Underwriter

John Hancock Distributors, LLC, ("JH DISTRIBUTORS") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2005, 2004, 2003 were $510,874,858, $403,619,081, and
$293,120,491, respectively. JH Distributors did not retain any of these amounts during such periods.

Special Compensation and Reimbursement Arrangements

JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

The registered representative through whom your contract is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the contracts is not paid directly by contract owner but will be recouped through the fees and charges imposed under the contract.

Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

- Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

- Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

- Payments based upon "assets under management." These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.


Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                    APPENDIX A: Audited Financial Statements

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York
(formerly the Manufacturers Life Insurance Company of New York)
Years ended December 31, 2005, 2004 and 2003

              THE JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK)

                         AUDITED FINANCIAL STATEMENTS

                 Years ended December 31, 2005, 2004 and 2003

                                   CONTENTS

Report of Independent Registered Public Accounting Firm                       1
Audited Financial Statements
Balance Sheets                                                                2
Statements of Income                                                          3
Statements of Changes in Shareholder's Equity                                 4
Statements of Cash Flows                                                      5
Notes to Financial Statements                                                 6

            Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
The John Hancock Life Insurance Company of New York

We have audited the accompanying balance sheets of The John Hancock Life Insurance Company of New York ("the Company") as of December 31, 2005 and 2004, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The John Hancock Life Insurance Company of New York at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                     /s/ ERNST & YOUNG, LLP

Boston, Massachusetts
March 21, 2006

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK)

BALANCE SHEETS

As at December 31
ASSETS (In thousands)                                           2005         2004
---------------------                                       ------------ ------------
Investments
Fixed-maturity securities available-for-sale, at fair value
(amortized cost: 2005 $256,611; 2004 $210,481)              $    256,315 $    211,834
Investment in unconsolidated affiliate                               800          800
Policy loans                                                      21,564       17,960
Short-term investments                                           169,414      166,497
                                                            ------------ ------------
TOTAL INVESTMENTS                                           $    448,093 $    397,091
                                                            ------------ ------------
Cash and cash equivalents                                         24,144       35,947
Accrued investment income                                         12,549        8,895
Deferred acquisition costs                                       248,817      191,464
Deferred sales inducements                                        30,065       27,153
Federal income tax recoverable from affiliates                       624          864
Other assets                                                      13,363        2,373
Due from reinsurers                                               17,176       10,122
Separate account assets                                        4,103,680    3,065,926
                                                            ------------ ------------
TOTAL ASSETS                                                $  4,898,511 $  3,739,835
                                                            ============ ============
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Policyholder liabilities and accruals                       $    472,158 $    433,518
Payable to affiliates                                             10,060        8,418
Payable for undelivered securities                                 7,238           --
Deferred income taxes                                             49,831       30,464
Other liabilities                                                 18,893       17,048
Separate account liabilities                                   4,103,680    3,065,926
                                                            ------------ ------------
TOTAL LIABILITIES                                           $  4,661,860 $  3,555,374
                                                            ------------ ------------
Shareholder's equity:
Common stock                                                $      2,000 $      2,000
Additional paid-in capital                                       113,306      113,306
Retained earnings                                                121,276       68,721
Accumulated other comprehensive income                                69          434
                                                            ------------ ------------
TOTAL SHAREHOLDER'S EQUITY                                  $    236,651 $    184,461
                                                            ------------ ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                  $  4,898,511 $  3,739,835
                                                            ============ ============

The accompanying notes are an integral part of these financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK)

STATEMENTS OF INCOME

For the years ended December 31
(In thousands)                                                               2005       2004      2003
-------------------------------                                           ----------  --------- ---------
REVENUES:
Fees from separate accounts and policyholder liabilities                  $   73,052  $  46,271 $  30,440
Premiums                                                                         302        348       487
Net investment income                                                         80,856     48,965    38,973
Net realized investment gains (losses)                                          (263)     3,015     3,067
                                                                          ----------  --------- ---------
TOTAL REVENUE                                                             $  153,947  $  98,599 $  72,967
                                                                          ----------  --------- ---------
BENEFITS AND EXPENSES:
Policyholder benefits and claims                                          $   14,067  $  26,299 $  20,020
Amortization of deferred acquisition costs and deferred sales inducements     29,339      1,062     9,081
Other insurance expenses                                                      33,471     24,313    15,815
                                                                          ----------  --------- ---------
TOTAL BENEFITS AND EXPENSES                                               $   76,877  $  51,674 $  44,916
                                                                          ----------  --------- ---------
INCOME BEFORE INCOME TAXES AND CHANGE IN ACCOUNTING
  PRINCIPLE                                                                   77,070     46,925    28,051
                                                                          ----------  --------- ---------
INCOME TAX EXPENSE                                                            24,515     15,422     9,024
                                                                          ----------  --------- ---------
INCOME AFTER INCOME TAXES AND BEFORE CHANGE IN ACCOUNTING
  PRINCIPLE                                                                   52,555     31,503    19,027
                                                                          ----------  --------- ---------
CHANGE IN ACCOUNTING PRINCIPLE                                                    --        287        --
                                                                          ----------  --------- ---------
NET INCOME                                                                $   52,555  $  31,790 $  19,027
                                                                          ==========  ========= =========

The accompanying notes are an integral part of these financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK)

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                 Accumulated
                                                                    Other         Total
                             Common    Additional     Retained  Comprehensive Shareholder's
(In thousands)               Stock   Paid-in Capital  Earnings  Income (Loss)    Equity
--------------              -------- --------------- ---------- ------------- -------------
Balance, January 1, 2003    $  2,000   $  113,306    $   17,904    $ 2,690     $  135,900
                            --------   ----------    ----------    -------     ----------
Comprehensive income (loss)       --           --        19,027       (140)        18,887
                            --------   ----------    ----------    -------     ----------
BALANCE, DECEMBER 31, 2003  $  2,000   $  113,306    $   36,931    $ 2,550     $  154,787
                            --------   ----------    ----------    -------     ----------
Comprehensive income (loss)       --           --        31,790     (2,116)        29,674
                            --------   ----------    ----------    -------     ----------
BALANCE, DECEMBER 31, 2004  $  2,000   $  113,306    $   68,721    $   434     $  184,461
                            --------   ----------    ----------    -------     ----------
Comprehensive income (loss)       --           --        52,555       (365)        52,190
                            --------   ----------    ----------    -------     ----------
BALANCE, DECEMBER 31, 2005  $  2,000   $  113,306    $  121,276    $    69     $  236,651
                            ========   ==========    ==========    =======     ==========

The accompanying notes are an integral part of these financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK)

STATEMENTS OF CASH FLOWS

For the years ended December 31
(In thousands)                                                           2005       2004       2003
-------------------------------                                       ---------  ---------  ---------
CASH FLOW FROM OPERATING ACTIVITIES:

Net income                                                            $  52,555  $  31,790  $  19,027
Adjustments to Reconcile Net Income to Net Cash Provided by Operating
Activities:
Change in accounting principle                                               --       (287)        --
Change in net realized investment (gains) losses                            263     (3,015)    (3,067)
Change in due from reinsurers                                            (7,054)    (3,124)       570
Change in policyholder liabilities and accruals                          10,351     12,227       (238)
Deferred acquisition costs capitalization                               (81,652)   (55,894)   (41,751)
Deferred acquisition costs amortization                                  25,116       (962)     7,876
Deferred sales inducements capitalization                                (6,999)    (5,958)    (4,890)
Deferred sales inducements amortization                                   4,223      2,024      1,205
Deferred tax provision                                                   19,564     15,560      8,467
Change in other assets and other liabilities                             (5,532)     9,358      2,342
Other adjustments, net                                                   (2,566)     2,711        498
                                                                      ---------  ---------  ---------
NET CASH PROVIDED BY OPERATING ACTIIVITIES                            $   8,269  $   4,430  $  (9,961)
                                                                      =========  =========  =========
CASH FLOW FROM INVESTMENT ACTIVITIES:

Fixed-maturity securities sold, matured or repaid                     $ 132,430  $ 111,928  $  96,962
Fixed-maturity securities purchased                                    (181,590)  (175,841)  (120,016)
Short-term investments net                                               (2,834)    39,437    (26,472)
Net change in policy loans                                               (3,604)    (6,851)    (3,783)
Net change in payable for undelivered securities                          7,238         --         --
                                                                      ---------  ---------  ---------
NET CASH PROVIDED BY INVESTING ACTIVITIES                             $ (48,360) $ (31,327) $ (53,309)
                                                                      ---------  ---------  ---------
CASH FLOW FROM FINANCING ACTIVITIES:

Net reinsurance consideration                                         $  (7,054) $  (3,124) $     570
Increase (decrease) in account balances subject to reinsurance            7,054      3,124       (570)
Deposits and interest credited to policyholder account balances         174,846    112,541    137,285
Net transfers to separate accounts from policyholders funds             (73,030)   (24,456)   (18,172)
Return of policyholder funds                                            (73,528)   (44,235)   (35,173)
                                                                      ---------  ---------  ---------
NET CASH PROVIDED BY FINANCING ACTIVITIES                             $  28,288  $  43,850  $  83,940
                                                                      ---------  ---------  ---------
Increase (decrease) in cash and cash equivalents during the year      $ (11,803) $  16,953  $  20,670
                                                                      ---------  ---------  ---------
Cash and cash equivalents at beginning of year                           35,947     18,994     (1,676)
                                                                      ---------  ---------  ---------
CASH AND CASH EQUIVALENTS AT END OF YEAR                              $  24,144  $  35,947  $  18,994
                                                                      =========  =========  =========

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

         (FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK)

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005
                   ( $ in thousands unless otherwise stated)

1.     ORGANIZATION

       John Hancock Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the "Department") granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A) ("JHUSA"). Prior to this, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America. JHUSA is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI in turn is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial". JH USA was formerly known as The Manufacturers Life Insurance Company (U.S.A.).

       The Company was formerly known as The Manufacturers Life Insurance Company of New York. As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc., ("JHFS"), the Company changed its name to John Hancock Life Insurance Company of New York effective January 1, 2005.

       The Company mainly offers and issues individual and group annuity contracts. More recently, it has begun to offer and issue more individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the John Hancock Trust ("JHT"), formerly Manufacturers Investment Trust ("MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

       John Hancock Investment Management Services, LLC ("JHIMS"), formerly Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to JHT. On October 1, 2002, JHUSA exchanged a 30% ownership interest in JHIMS for one common share of the Company. This transaction increased the Company's ownership of JHIMS from 10% to 40%. On November 1, 2005, JHIMS amended its Limited Liability Company Agreement to admit a new member. This amendment decreased the company's ownership in JHIMS to 38% at December 31, 2005. The Company's investment in JHIMS amounts to $800 and is accounted for using the equity method.

2.     SIGNIFICANT ACCOUNTING POLICIES

    a) Basis of Presentation

       The accompanying financial statements of the Company have been prepared in conformity with United States generally accepted accounting principals ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

    b) Investments

       The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using a first-in, first-out method where the first security purchased is the first security sold. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed securities included in the fixed-maturity securities, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

       Policy loans are reported at aggregate unpaid balances, which approximate fair value.

       Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at fair value with changes in fair value recorded through unrealized gains (losses).

    c) Cash Equivalents

       The Company considers all liquid debt instruments purchased with an original maturity date of 90 days or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

    d) Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

       Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2005 the Company's DAC was deemed recoverable. The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual annuity products. Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC.

    e) Policyholder Liabilities and Accruals

       For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

    f) Separate Accounts

       Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to variable annuity and variable life contracts as well as for group pension business, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at fair value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

    g) Revenue Recognition

       Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

    h) Policyholder Benefits and Claims

       Benefits for variable annuity and variable life contracts, for universal life insurance contracts and for investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

    i) Income Taxes

       Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards 109 "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of the deferred tax asset is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realized.

    j) Recent Accounting Pronouncements

          Statement of Financial Accounting Standard No. 155, Accounting for Certain Hybrid Instruments ("SFAS No.155")

       In February, 2006, the Financial Accounting Standards Board (FASB) issued SFAS No. 155 which is an amendment of FASB Statements No. 133 and No. 140, and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying, and eliminating exceptions to the accounting for them. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS No. 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.

       SFAS No. 155 will be effective for all financial instruments acquired or issued in fiscal years beginning after September 15, 2006. The Company is unable to estimate the impact on its financial position and results of operations of adopting SFAS 155.

       Statement of Position 05-1- "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

       In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and charged off to expense.

       SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. The Company is not able to estimate the impact on its financial position and results of operations of adopting SOP 05-1.

       Statement of Financial Standards No. 154--Accounting Changes and Error Corrections--a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")

       In May, 2005, the FASB issued SFAS No 154, which replaces APB Opinion No. 20, Accounting Changes, and FASB Statement No. 3, Reporting Accounting Changes in Interim Financial Statements, and changes the accounting and reporting requirements for a change in accounting principle. This Statement applies to all voluntary changes in accounting principle, and also to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

       SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in Opinion 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

       SFAS No. 154 will be effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

    k) Cumulative Effect of Accounting Changes

          Statement of Position 03-1--"Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

       In July 2003, the AcSEC of the AICPA issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contractholders. SOP 03-1 was effective for the Company's financial statements on January 1, 2004. These financial statements reflect adoption of SOP 03-1 as of January 1, 2004 and resulted in an increase in shareholders equity of $287 (net of tax of $154) and an increase in net income of $287 (net of tax of $154).

    l) Reclassifications

       Certain prior year amounts have been reclassified to conform to the current year presentation.

3.     INVESTMENTS AND INVESTMENT INCOME

    a) Fixed-Maturity Securities

       At December 31, 2005 and 2004, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                    Gross Unrealized Gross Unrealized
     As at December 31, 2005         Amortized Cost      Gains            Losses      Fair Value
     -----------------------         -------------- ---------------- ---------------- ----------
     U.S. government                   $  148,727       $  1,154         $  (868)     $  149,013
     Corporate securities                  96,559            206            (580)         96,185
     Foreign governments                   11,325             --            (208)         11,117
                                       ----------       --------         -------      ----------
     Total Fixed-Maturity Securities   $  256,611       $  1,360         $(1,656)     $  256,315
                                       ==========       ========         =======      ==========

                                                    Gross Unrealized Gross Unrealized
     As at December 31, 2004         Amortized Cost      Gains            Losses      Fair Value
     -----------------------         -------------- ---------------- ---------------- ----------
     U.S. government                   $   64,069       $  1,201         $  (419)     $   64,851
     Corporate securities                 135,024            923            (430)        135,517
     Foreign governments                   11,388             95             (17)         11,466
                                       ----------       --------         -------      ----------
     Total Fixed-Maturity Securities   $  210,481       $  2,219         $  (866)     $  211,834
                                       ==========       ========         =======      ==========

       Proceeds from sales of fixed-maturity securities during 2005 were $132,430 (2004 $58,924; 2003 $67,912). Gross gains of $95 and gross losses of $301 were realized on those sales (gross gains and losses were $3,380 and $365 for 2004 and $3,470 and $452 for 2003, respectively).

       The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company's ability and intent to hold the security to maturity or until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and market value would be recorded as a realized loss.

       At December 31, 2005, there were 64 debt securities that had a gross unrealized loss of $1,656. These securities had a fair value of $211,273 at December 31, 2005. The amount of unrealized losses related to fixed maturity securities in an unrealized loss position for greater than twelve months was $1,090 on 24 securities with a fair value of $78,789 at December 31, 2005. The Company has the ability and intent to hold these debt securities until they recover or mature. The contractual maturities of fixed-maturity securities at December 31, 2005 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Also, corporate requirements and investment strategies may result in the sale of investments before maturity.

                                            Amortized Cost Fair Value
                                            -------------- ----------
     Fixed-maturity securities
     Due in one year or less                  $  110,856   $  110,479
     Due after one through five years             81,977       81,169
     Due after five years through ten years       33,748       33,576
     Due after ten years                          30,030       31,091
                                              ----------   ----------
     TOTAL FIXED-MATURITY SECURITIES          $  256,611   $  256,315
                                              ==========   ==========

       Fixed-maturity securities with a fair value of $495 and $479 at December 31, 2005 and 2004, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

    b) Investment Income

       Income by type of investment was as follows:

     For the year ended December 31    2005       2004       2003
     ------------------------------ ---------  ---------  ---------
     Fixed-maturity securities      $  12,864  $   5,594  $   6,100
     Other invested assets             67,060     40,759     30,124
     Short-term investments             1,317      2,953      3,046
                                    ---------  ---------  ---------
     Gross investment income           81,241     49,306     39,270
                                    ---------  ---------  ---------
     Investment expenses                 (385)      (341)      (297)
                                    ---------  ---------  ---------
     NET INVESTMENT INCOME          $  80,856  $  48,965  $  38,973
                                    =========  =========  =========

       The Company includes income earned from its investment in JHIMS in the other invested assets category. Income earned from the Company's investment in JHIMS was $65,793, $39,907, and $29,471 for the years ended December 31, 2005, 2004, and 2003, respectively.

    c) Significant Equity Interests

       As of November 1, 2005 the Company holds a 38% interest in JHIMS, (From January 1, 2003 to October 31, 2005 a 40% interest) which is accounted for using the equity method whereby the Company recognizes its proportionate share of JHIMS net income or loss.

       As of December 31, 2005, total assets for JHIMS were $27,968 (2004-$11,192), and total liabilities were $25,863 (2004-$9,214). For the year ended December 31, 2005, net income was $164,500 (2004-$99,769; 2003-$73,678).

4.     COMPREHENSIVE INCOME

       Total comprehensive income was as follows:

       For the year ended December 31                                     2005       2004       2003
       ------------------------------                                  ---------  ---------  ---------
       Net income                                                      $  52,555  $  31,790  $  19,027
       Other comprehensive income, net of tax:
          Unrealized holding gains (losses) arising during the year         (536)    (1,240)     1,854
          Less:
          Reclassification adjustment for net realized (losses) gains
            included in net income                                          (171)       876      1,994
                                                                       ---------  ---------  ---------
       Other comprehensive income (loss)                                    (365)    (2,116)      (140)
                                                                       ---------  ---------  ---------
       COMPREHENSIVE INCOME                                            $  52,190  $  29,674  $  18,887
                                                                       =========  =========  =========

       Other comprehensive income is reported net of income tax benefits of $196, $1,139 and $75 for the years ended December 31, 2005, 2004 and 2003, respectively.

5.     DEFERRED ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

       The components of the change in DAC were as follows:

       For the year ended December 31                                              2005        2004
       ------------------------------                                           ----------  ----------
       Balance at January 1                                                     $  191,464  $  132,132
       Change in accounting principle                                                            1,948
       Capitalization                                                               81,652      55,894
       Amortization                                                                (25,116)        962
       Effect of net unrealized gains (losses) on securities available-for-sale        817         528
                                                                                ----------  ----------
       BALANCE AT DECEMBER 31                                                   $  248,817  $  191,464
                                                                                ==========  ==========

       The components of the change in DSI were as follows:

     For the year ended December 31                                              2005       2004
     ------------------------------                                           ---------  ---------
     Balance at January 1                                                     $  27,153  $  23,280
     Capitalization                                                               6,999      5,958
     Amortization                                                                (4,223)    (2,024)
     Effect of net unrealized gains (losses) on securities available-for-sale       136        (61)
                                                                              ---------  ---------
     BALANCE AT DECEMBER 31                                                   $  30,065  $  27,153
                                                                              =========  =========

6.     INCOME TAXES

       The components of income tax expense (benefit) were as follows:

     For the year ended December 31   2005       2004      2003
     ------------------------------ --------- ---------  --------
     Current expense (benefit)      $   4,952 $    (138) $    220
     Deferred expense                  19,563    15,560     8,804
                                    --------- ---------  --------
     TOTAL EXPENSE                  $  24,515 $  15,422  $  9,024
                                    ========= =========  ========

       Total expenses differ from the statutory rate due principally to the dividends received deduction. The tax benefit resulting from the dividends received deduction was $1,707, $1,019, and $ 800 for the years ended December 31, 2005, 2004 and 2003, respectively.

       Components of the Company's net deferred tax liability were as follows:

     As at December 31                                    2005        2004
     -----------------                                 ----------  ----------
     Deferred tax assets:
     Reserves                                          $   27,052  $   13,920
     Net operating loss carry-forwards                         --       5,172
                                                       ----------  ----------
     Deferred tax assets                                   27,052      19,092
                                                       ----------  ----------
     Deferred tax liabilities:
     Deferred acquisition costs                           (55,425)    (46,134)
     Unrealized gains on securities available-for-sale        166        (364)
     Reinsurance                                          (19,994)     (2,515)
     Other                                                 (1,630)       (543)
                                                       ----------  ----------
     Deferred tax liabilities                             (76,883)    (49,556)
                                                       ----------  ----------
     NET DEFERRED TAX LIABILITY                        $  (49,831) $  (30,464)
                                                       ==========  ==========

       The Company will file a separate federal and State of New York income tax return. Prior to 2002, the Company filed a consolidated tax return with the Manufacturers Life Insurance Company of North America. A tax sharing agreement set forth the manner in which each company's provision (benefit) was computed as if it filed a separate tax return. The tax charge to each of the respective companies was not more than that company would have paid on a separate return basis.

       The Company paid an installment of $4,744 for 2005 and $308 for 2004. For 2003, the Company received a refund of $153.

       At December 31, 2005 and 2004, the Company had operating loss carry-forwards of $0 and $14,778, respectively. The Company believes that it will realize the full benefit of its deferred tax assets.

7.     SHAREHOLDER'S EQUITY

       The Company has one class of common stock:

     As at December 31                       2005     2004
     -----------------                     -------- --------
     Authorized:
     3,000,000 Common shares, par value $1       --       --
     Issued and outstanding:
     2,000,001 Common shares               $  2,000 $  2,000
                                           -------- --------

       The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net statutory gain from operations. The aggregate statutory capital and surplus of the Company at December 31, 2005 was $100,870 (2004, $50,980). The aggregate statutory net income of the Company for the year ended 2005 was $13,230 (2004, $20,629; 2003, $2,401, respectively).
       State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP followed by stock life insurance companies in the United States. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves. NAIC statutory reserving guidelines and/or interpretations of those guidelines may change in the future. Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

8.     CAPITAL MAINTENANCE AGREEMENT

       Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus as a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

9.     REINSURANCE

       At December 31, 2005, the Company had treaties with nineteen re-insurers, seventeen non-affiliated and two affiliated. The per policy life risk retained by the Company is 10% of a policy, up to a maximum of $100. The Company remains liable for amounts ceded in the event that re-insurers do not meet their obligations. In 2005, there were three recoveries under these agreements totaling a recovery of $1,906 on $3,214 of death claims.

       At December 31, 2005, the Company had deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $3,828 and $3,492 in reinsurance premiums for the years ended December 31, 2005 and 2004, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

       Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

10.    RELATED PARTY TRANSACTIONS

       The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Pursuant to an administrative services agreement effective for 2001 and beyond, all inter-company services, except for investment services, are billed through JHUSA to the Company. Prior to 2001, such services were billed directly by MLI. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2005, 2004, and 2003, the Company was billed administrative and investment service expenses of $34,562, $23,450 and $21,860, respectively, from the MLI group of affiliated companies. At December 31, 2005 and 2004, the Company had a net liability to the MLI group of affiliated companies of $9,743 and $7,301, respectively, for services provided.

       Effective January 1, 2002, Manulife Financial Services LLC, a wholly owned subsidiary of JHUSA, became the exclusive distributor of all contracts issued by the Company. For the years ended December 31, 2005, 2004, and 2003, the Company was billed underwriting commissions of $79,589, $53,748 and $38,351, respectively. The Company had a net liability for services provided of $317 and $1,117 at December 31, 2005 and 2004, respectively. In addition, the Company had a receivable from JHIMS relating to distributions of $7,011 and $3,677, which was included in accrued investment income at December 31, 2005 and 2004, respectively.

11.    EMPLOYEE BENEFITS

    a) Retirement Plan

       The Company participates in a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"), which is sponsored by the Company's parent, JHUSA.

       The Plan provides benefits to participants who have three years of vesting service with the Company. Such benefits are a function of the length of service with the Company as well as the final average earnings of the plan participant. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available, including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for plan participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

       Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity yields plus 0.25%, but no less than 5.25% per year.

       Actuarial valuations of projected plan benefit obligations are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of plan participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are accounted for by the plan sponsor in the current period. Vested benefits are fully funded. Experience gains and losses outside of a corridor are amortized into the income of the sponsor over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

       The projected benefit obligation to the participants of the Plan was $85.0 million in 2005 and $78.3 million in 2004. The accumulated benefit obligation was $74.0 million in 2005 and $69.2 million in 2004. This was based on an assumed interest rate of 5.50% and 5.75% respectively. The fair value of the Plan assets totaled $71.1 million in 2005 and $74.0 million in 2004. The expected return on plan assets was 8.25% in both 2005 and 2004, respectively. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2005, 2004, and 2003 respectively.

    b) 401(k) Plan

       The Company participates in a defined contribution 401(k) Savings Plan sponsored by JHUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material for the year ended December 31, 2005, 2004, and 2003, respectively.

    c) Postretirement Benefit Plan

       In addition to the above plans, the Company participates in a postretirement benefit plan that is sponsored by JHUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. It provides medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement, with a maximum of $150. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

       The postretirement benefit cost, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains/losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor JHUSA. This plan is unfunded.

12.    COMMITMENTS AND CONTINGENCIES

    a) The Company leases office space under various operating lease agreements, which will expire in December of 2006. For the years ended December 31, 2005, 2004, and 2003 the Company incurred rent expense of $181, $160, and $244, respectively.

       The minimum lease payments associated with the office space under the operating lease agreements are as follows:

                          Year  Minimum Lease Payments
                          ----  ----------------------
                          2006          $  93
                                        -----
                          TOTAL         $  93
                                        =====

       The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

    b) Legal Proceedings. The Company is regularly involved in litigation both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission and other government and regularity bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning compliance with, among other things, insurance laws, securities laws, and laws governing activities of broker-dealers. As with many other companies in the financial industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late training and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial services companies by various agencies into practices, policies and procedures relating to trading in mutual funds shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

13.    FAIR VALUE OF FINANCIAL INSTRUMENTS

       The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                                   2005                  2004
                                           --------------------- ---------------------
                                            Carrying    Fair      Carrying    Fair
                                             Value      Value      Value      Value
                                           ---------- ---------- ---------- ----------
     Assets:
     Fixed-maturity securities             $  256,315 $  256,315 $  211,834 $  211,834
     Policy loans                              21,564     21,564     17,960     17,960
     Short-term investments                   169,414    169,414    166,497    166,497
     Cash                                      24,144     24,144     35,947     35,947
     Separate account assets                4,103,680  4,103,680  3,065,926  3,065,926

     Liabilities:
     Policyholder liabilities and accruals $  472,158 $  440,963 $  433,518 $  409,386
     Separate account liabilities           4,103,680  4,103,680  3,065,926  3,065,926

       The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

       Fixed-Maturity Securities: Fair values for fixed-maturity securities were obtained from an independent pricing service.

       Policy Loans: Carrying values approximate fair values.

       Short-Term Investments and Cash: Carrying values approximate fair values.

       Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

       Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk are estimated to be the net cash surrender value or the cost the Company would incur to extinguish the liability.

14.    CERTAIN SEPARATE ACCOUNTS

       The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees (variable contracts with guarantees) which are discussed more fully below.

       During 2005 and 2004, there were no gains or losses on transfers of assets from the general account to the separate accounts. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's statements of income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's statements of income.

       The variable annuity contracts are issued through separate accounts and the Company contractually guarantees, upon the death of the covered life, either (a) return of no less than total deposits made to the contract less any partial withdrawals, or (b) the highest contract value on any contract anniversary date minus any withdrawals following the contract anniversary. Business issued after December 31, 2002 provides for a reduction in the death benefit on a proportional basis for partial withdrawals; business issued before that date provides for a reduction on a dollar-for-dollar basis. As of December 31, 2005, 34% of the inforce contract values have a reduction of benefit on a dollar-for-dollar basis and 66% on a proportional basis.

       In September 2001, the Company introduced a Guaranteed Income Benefit Rider ("GRIP"), which provides a guaranteed minimum annuity payout if the policy holder elects to annuitize after a waiting period of 10 years. In December 2002, the GRIP rider was replaced by a newer version
       - GRIP II, which provides a more generous benefit base but with a higher rider charge. The Company discontinued the sales of the GRIP and GRIP II, riders in 2004.

       In 2004 the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider ("GMWB") named Principal Plus ("PP"). The rider provides a guaranteed withdrawal amount termed the Guaranteed Withdrawal Balance ("GWB") as long as withdrawals do not exceed 5% per year of the GWB. In 2005, a newer version of the GMWB rider - Principal Plus for Life ("PPFL") was introduced. The new version retains all the functionality of the PP rider, plus it adds an alternative guarantee of a Life Time Income Amount available for the life of a covered person.

       Reinsurance has been utilized to mitigate risk related to Guaranteed Minimum Death Benefits ("GMDB") and Guaranteed Minimum Income Benefits ("GMIB").

       The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed on the following page are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The tables below show the net amounts at risk both gross and net of reinsurance for variable annuity contracts with guarantees at December 31, 2005 and 2004.

                                                                     December 31, December 31,
GUARANTEED MINIMUM DEATH BENEFIT                                         2005         2004
--------------------------------                                     ------------ ------------
                                                                           (In millions)
Return of net deposits
Account value                                                         $    392.8   $    232.7
Net amount at risk - gross                                                   0.6          2.0
Net amount at risk - net                                                     0.0          0.6

Highest anniversary account value minus withdrawals post-anniversary
Account value                                                         $  2,860.5   $  2,196.7
Net amount at risk - gross                                                 132.1        164.4
Net amount at risk - net                                                    39.8         49.2

Guaranteed Minimum Income Benefit
Account value                                                         $    741.8   $    696.7
Net amount at risk - gross                                                   3.0          1.0
Net amount at risk - net                                                     0.0          0.0

Guaranteed Minimum Withdrawal Benefit
Account value                                                         $    918.9   $    224.1
Net amount at risk - gross                                                   0.3          0.0
Net amount at risk - net                                                     0.3          0.0

       For purposes of modeling risk, account balances of variable contracts with guarantees have been mapped to the following investment categories as of December 31, 2005 and December 31, 2004, respectively:

                                                                      December 31, December 31,
Asset Class               Index                                           2005         2004
-----------               -----                                       ------------ ------------
                                                                            (In millions)
Large Cap Equity          S&P 500                                      $    901.1   $    750.8
High Quality Bond         Ibbottson US Intermediate Term Gov't Bond         617.2        271.8
High Yield Bond           Ibbottson Domestic High Yield Bond                 56.0         62.0
Balanced                  60% Large Cap Equity, 40% High Quality Bond     1,152.2        663.3
Small Cap Equity          Ibbottson US Small Cap Stock                      255.7        244.7
International Equity      MSCI EAFE                                          87.9         71.0
Global Equity             MSCI World                                         40.6         35.0
Real Estate               NAREIT                                             25.1         23.7
                                                                       ----------   ----------
                          Total                                        $  3,135.8   $  2,122.3
                                                                       ==========   ==========

       The following table summarizes the gross reserves and ceded assets for guarantees on variable contracts reflected in the general account as of December 31, 2005:

                                                  (In millions)
                                        --------------------------------
                                         GMDB     GMIB     GMWB   Totals
                                        ------  -------  -------  ------
       Balance at January 1, 2005       $  6.2  $   1.5  $   0.0  $  7.7
       Incurred guaranteed benefits       (3.6)    (0.0)    (0.0)   (3.6)
       Other reserve changes               5.2      0.4     (1.5)    4.1
                                        ------  -------  -------  ------
       Balance at December 31, 2005        7.8      1.9     (1.5)    8.2
       Reinsurance recoverable             0.0     (8.2)    (0.0)   (8.2)
                                        ------  -------  -------  ------
       Net Balance at December 31, 2005 $  7.8  $  (6.3) $  (1.5) $  0.0
                                        ======  =======  =======  ======

       The gross reserve and ceded asset for GMDB and the gross reserve for GMIB are determined using SOP 03-1. The gross reserve for GMWB and the ceded asset for GMIB are determined according to FAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

           .   Mean return and volatility assumptions have been determined for each of the asset classes noted above. For FAS 133 purposes, risk neutral assumptions have been used.
           .   1,000 stochastically generated investment performance scenarios were generated from the return and volatility assumptions.
           .   Annuity mortality was assumed to be 90% of the Annuity 2000 table.
           .   Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.
           .   Partial withdrawal rates are approximately 4% per year.
           .   The discount rate is 7.0% (in-force issued pre-2004) or 6.4%
               (in-force issued in and post - 2004) in the SOP 03-1 calculations and 5% for FAS 133 calculations.

15.    Segment Information

       The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

       Protection Segment. Offers a variety of universal life and variable life insurance products. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

       Wealth Management Segment. Offers individual fixed and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

       Corporate Segment. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments.

       The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

       The following tables summarize selected financial information by segment for the periods indicated:

                                                                                          Wealth
          For the year ended December 31, 2005                             Protection   Management   Corporate  Consolidated
          ------------------------------------                             ----------  ------------ ----------  ------------
          Revenues:
          Revenues from external customers                                 $   17,448  $     55,899 $        7  $     73,354
          Net investment income                                                 2,192        17,867     60,797        80,856
          Net realized investment gains (losses)                                 (329)           75         (9)         (263)
                                                                           ----------  ------------ ----------  ------------
          Revenues                                                         $   19,311  $     73,841 $   60,795  $    153,947
                                                                           ==========  ============ ==========  ============
          Net Income:
          Net income                                                       $     (431) $     15,397 $   37,589  $     52,555
                                                                           ==========  ============ ==========  ============
          Supplemental Information:
          Equity in net income of investees accounted for by the equity
            method                                                         $       70  $     11,629 $   54,094  $     65,793
          Carrying value of investments accounted for by the equity method        688            --        112           800
          Amortization of deferred acquisition costs and deferred sales
            inducements                                                         9,367        19,972         --        29,339
          Income tax expense                                                     (619)        4,506     20,628        24,515
          Segment assets                                                   $  165,590  $  4,504,239 $  228,682  $  4,898,511
                                                                           ==========  ============ ==========  ============

                                                                                            Wealth
                                                                              Protection  Management   Corporate  Consolidated
         For the year ended December 31, 2004                                 ---------- ------------  ---------- ------------
         Revenues:
         Revenues from external customers                                     $   7,538  $     38,776  $      306 $     46,620
         Net investment income                                                      774         9,898      38,293       48,965
         Net realized investment gains (losses)                                      35         1,529       1,450        3,014
                                                                              ---------  ------------  ---------- ------------
         Revenues                                                             $   8,347  $     50,203  $   40,049 $     98,599
                                                                              =========  ============  ========== ============
         Net Income:
         Net income                                                           $    (661) $      7,968  $   24,483 $     31,790
                                                                              =========  ============  ========== ============
         Supplemental Information:
         Equity in net income of investees accounted for by the equity method $   1,742  $      5,489  $   32,676 $     39,907
         Carrying value of investments accounted for by the equity method            --            --         800          800
         Amortization of deferred acquisition costs and deferred sales
           inducements                                                            1,952          (890)         --        1,062
         Income tax expense                                                        (382)        2,114      13,690       15,422
         Segment assets                                                       $  98,088  $  3,461,994  $  179,753 $  3,739,835
                                                                              =========  ============  ========== ============

                                                                                          Wealth
                                                                            Protection  Management    Corporate  Consolidated
       For the year ended December 31, 2003                                 ---------- ------------  ----------  ------------
       Revenues:
       Revenues from external customers                                     $   5,146  $     25,786  $       (5) $     30,927
       Net investment income                                                      142         8,055      30,776        38,973
       Net realized investment gains (losses)                                     (44)        1,439       1,672         3,067
                                                                            ---------  ------------  ----------  ------------
       Revenues                                                             $   5,244  $     35,280  $   32,443  $     72,967
                                                                            =========  ============  ==========  ============
       Net Income:
       Net income                                                           $      74  $     (2,327) $   21,280  $     19,027
                                                                            =========  ============  ==========  ============
       Supplemental Information:
       Equity in net income of investees accounted for by the equity method $   1,045  $      3,958  $   24,468  $     29,471
       Carrying value of investments accounted for by the equity method            --            --         800           800
       Amortization of deferred acquisition costs and deferred sales
         inducements                                                            1,591         7,490          --         9,081
       Income tax expense                                                          64        (1,595)     10,555         9,024
       Segment assets                                                       $  47,159  $  2,531,112  $  129,409  $  2,707,680
                                                                            =========  ============  ==========  ============

AUDITED FINANCIAL STATEMENTS

The John Hancock Life Insurance Company of New York Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

Years Ended December 31, 2005 and 2004

                 John Hancock Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements


                     Years Ended December 31, 2005 and 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm.......................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...............................................4
Statements of Operations and Changes in Contract Owners' Equity...............................9
Notes to Financial Statements...............................................................102

             Report of Independent Registered Public Accounting Firm

To the Contract Owners of
John Hancock Life Insurance Company of New York Separate Account A (formerly the Manufacturers Life Insurance Company of New York Account A)


We have audited the accompanying statement of assets and contract owners' equity of The John Hancock Life Insurance Company of New York separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account
A) (the Account, comprising, respectively, the Strategic Opportunities--Class A, Strategic Opportunities--Class B, Investment Quality Bond--Class A, Investment Quality Bond--Class B, Growth & Income--Class A, Growth & Income--Class B, Blue Chip Growth--Class A, Blue Chip Growth--Class B, Money Market--Class A, Money Market--Class B, Global Equity--Class A, Global Equity--Class B, Global Bond--Class A, Global Bond--Class B, U.S. Government Securities--Class A, U.S. Government Securities--Class B, Diversified Bond--Class A, Diversified Bond--Class B, Income & Value--Class A, Income & Value--Class B, Large Cap Growth--Class A, Large Cap Growth--Class B, Equity-Income--Class A, Equity-Income--Class B, Strategic Bond--Class A, Strategic Bond--Class B, Overseas--Class A, Overseas--Class B, All Cap Core--Class A, All Cap Core--Class B, All Cap Growth--Class A, All Cap Growth--Class B, International Small Cap--Class A, International Small Cap--Class B, Pacific Rim Emerging Markets--Class A, Pacific Rim Emerging Markets--Class B, Science & Technology--Class A, Science & Technology--Class B, Emerging Small Company--Class A, Emerging Small Company--Class B, Aggressive Growth--Class A, Aggressive Growth--Class B, International Stock--Class A, International Stock--Class B, Value--Class A, Value--Class B, Real Estate Securities--Class A, Real Estate Securities--Class B, High Yield--Class A, High Yield--Class B, Lifestyle Aggressive 1000--Class A, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class A, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class A, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class A, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class A, Lifestyle Conservative 280--Class B, Small Company Value--Class A, Small Company Value--Class B, International Value--Class A, International Value--Class B, Small Company Blend--Class A, Small Company Blend--Class B, Total Return--Class A, Total Return--Class B, U.S. Large Cap--Class A, U.S. Large Cap--Class B, Mid Cap Stock--Class A, Mid Cap Stock--Class B, Global Allocation--Class A, Global Allocation--Class B, Dynamic Growth--Class A, Dynamic Growth--Class B, Total Stock Market Index--Class A, Total Stock Market Index--Class B, 500 Index--Class A, 500 Index--Class B, Mid Cap Index--Class A, Mid Cap Index--Class B, Small Cap Index--Class A, Small Cap Index--Class B, Capital Appreciation--Class A, Capital Appreciation--Class B, Health Sciences--Class A, Health Sciences--Class B, Financial Services--Class A, Financial Services--Class B, Quantitative Mid Cap--Class A, Quantitative Mid Cap--Class B, Strategic Growth--Class A, Strategic Growth--Class B, All Cap Value--Class A, All Cap Value--Class

                    A Member Practice of Ernst & Young Global

B, Strategic Value--Class A, Strategic Value--Class B, Utilities--Class A, Utilities--Class B, Mid Cap Value--Class A, Mid Cap Value--Class B, Fundamental Value--Class A, Fundamental Value--Class B, Emerging Growth--Class B, Natural Resources--Class B, Mid Cap Core--Class B, Quantitative All Cap--Class B, Large Cap Value--Class B, Small Cap Opportunities--Class A, Small Cap Opportunities--Class B, Special Value--Class B, Real Return Bond--Class B, American International--Class B, American Growth--Class B, American Blue-Chip Income & Growth--Class B, American Growth-Income--Class B, American Bond Fund--Class B, American Century--Small Company, PIMCO VIT All Asset, LMFC Core Equity, PIM Classic Value, Quantitative Value, US Global Leaders Growth--Class A, US Global Leaders Growth--Class B, John Hancock Strategic Income, John Hancock Int'l Eq Index--Class A, John Hancock Int'l Eq Index--Class B, Active Bond--Class A, Active Bond--Class B, CGTC Overseas Equity--Class B, Independence Investment LLC Small Cap--Class B, Marisco International Opportunities--Class B, T Rowe Price Mid Value--Class B, UBS Large Cap Class B, US High Yield Bond--Class B, Wellington Small Cap Growth--Class B, Wellington Small Cap Value--Class B, Wells Capital Core Bond--Class B, Great Companies of America--Class B, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Mid Cap Growth--Class B, Scudder Blue Chip--Class B, Scudder Contrarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Fixed Income--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Salomon Aggressive Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Equity--Class B, Scudder Turner Mid Cap Growth--Class B, Scudder Real Estate--Class B, Scudder Strategic Income--Class B, Scudder Conservative Income Strategy, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, Scudder Growth Strategy, Scudder Templeton Foreign Value, Scudder Mercury Large Cap Core, Scudder Bond--Class B, Scudder Equity Index--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Growth Fund--Class B, Dreyfus VIF Midcap Stock--Class B, and AIM VI Utilities--Class B sub-accounts as of December 31, 2005, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting John Hancock Life Insurance Company of New York Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A) at December 31, 2005, and the results of their operations and changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 1, 2006

                 John Hancock Life Insurance Company of New York
 Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

                 Statement of Assets and Contract Owners' Equity


                                                                                                             DECEMBER 31
                                                                                                                 2005
                                                                                                           ----------------
ASSETS
   Investments at market value:
     Sub-accounts held by John Hancock Investment Trust:
       Strategic Opportunities Portfolio--Class A-- 2,437,558 shares (cost $36,668,922)                       $29,104,440
       Strategic Opportunities Portfolio--Class B--139,152 shares (cost $1,334,015)                             1,658,697
       Investment Quality Bond Portfolio--Class A-- 1,143,888 shares (cost $13,824,888)                        13,703,776
       Investment Quality Bond Portfolio--Class B-- 1,421,977 shares (cost $17,105,421)                        17,006,851
       Growth & Income Portfolio--Class A-- 3,337,469 shares (cost $85,089,392)                                75,793,916
       Growth & Income Portfolio--Class B-- 634,848 shares (cost $13,182,707)                                  14,347,555
       Blue Chip Growth Portfolio--Class A-- 2,888,859 shares (cost $50,293,064)                               51,219,468
       Blue Chip Growth Portfolio--Class B-- 1,202,104 shares (cost $18,435,609)                               21,253,198
       Money Market Portfolio--Class A-- 2,989,675 shares (cost $29,896,750)                                   29,896,750
       Money Market Portfolio--Class B-- 2,102,041 shares (cost $21,020,411)                                   21,020,411
       Global Equity Portfolio--Class A-- 1,333,761 shares (cost $19,844,670)                                  21,566,916
       Global Equity Portfolio--Class B-- 238,611 shares (cost $3,294,578)                                      3,839,258
       Global Bond Portfolio--Class A-- 440,349 shares (cost $6,389,091)                                        6,327,812
       Global Bond Portfolio--Class B-- 715,297 shares (cost $10,649,256)                                      10,257,363
       U.S. Government Securities Portfolio--Class A-- 1,671,171 shares (cost $23,016,035)                     22,794,777
       U.S. Government Securities Portfolio--Class B-- 967,602 shares (cost $13,190,449)                       13,188,411
       Income & Value Portfolio--Class A-- 1,900,475 shares (cost $19,076,024)                                 21,608,398
       Income & Value Portfolio--Class B-- 957,043 shares (cost $9,545,357)                                    10,814,588
       Large Cap Growth Portfolio--Class A-- 1,569,973 shares (cost $15,446,305)                               15,731,130
       Large Cap Growth Portfolio--Class B-- 1,264,693 shares (cost $11,287,558)                               12,608,988
       Equity-Income Portfolio--Class A-- 3,825,855 shares (cost $56,395,293)                                  64,542,166
       Equity-Income Portfolio--Class B-- 2,008,172 shares (cost $30,098,355)                                  33,757,369
       Strategic Bond Portfolio--Class A-- 1,373,720 shares (cost $15,273,480)                                 16,525,853
       Strategic Bond Portfolio--Class B-- 1,138,609 shares (cost $13,342,302)                                 13,674,689
       All Cap Core Portfolio--Class A-- 612,224 shares (cost $10,430,589)                                     10,530,253
       All Cap Core Portfolio--Class B-- 69,719 shares (cost $977,554)                                          1,194,292
       All Cap Growth Portfolio--Class A-- 1,154,096 shares (cost $18,166,949)                                 19,308,031
       All Cap Growth Portfolio--Class B-- 296,197 shares (cost $4,010,226)                                     4,922,801
       International Small Cap Portfolio--Class A-- 349,578 shares (cost $5,524,082)                            6,725,873
       International Small Cap Portfolio--Class B-- 256,894 shares (cost $4,160,085)                            4,950,355
       Pacific Rim Emerging Markets Portfolio--Class A-- 302,446 shares (cost $2,647,175)                       3,580,965
       Pacific Rim Emerging Markets Portfolio--Class B-- 346,288 shares (cost $3,430,933)                       4,082,731
       Science & Technology Portfolio--Class A-- 1,406,404 shares (cost $18,247,009)                           16,553,377
       Science & Technology Portfolio--Class B-- 542,843 shares (cost $5,965,802)                               6,362,116
       Emerging Small Company Portfolio--Class A-- 228,501 shares (cost $5,899,850)                             6,900,745
       Emerging Small Company Portfolio--Class B-- 177,991 shares (cost $4,594,543)                             5,343,276
       International Stock Portfolio--Class A-- 351,744 shares (cost $3,462,199)                                4,495,292
       International Stock Portfolio--Class B-- 123,304 shares (cost $1,182,729)                                1,580,759
       Value Portfolio--Class A-- 526,890 shares (cost $8,424,225)                                             11,533,623
       Value Portfolio--Class B-- 171,363 shares (cost $2,919,279)                                              3,737,429
       Real Estate Securities Portfolio--Class A-- 357,984 shares (cost $7,490,839)                             8,903,056
       Real Estate Securities Portfolio--Class B-- 475,781 shares (cost $10,633,824)                           11,818,404
       High Yield Portfolio--Class A--  975,835 shares (cost $9,573,203)                                       10,070,617
       High Yield Portfolio--Class B--  1,159,160 shares (cost $11,659,093)                                    11,997,304

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                             DECEMBER 31
                                                                                                                2005
                                                                                                           ----------------
ASSETS (CONTINUED)
       Lifestyle Aggressive 1000 Portfolio--Class A-- 409,652 shares (cost $4,296,871)                        $  5,513,916
       Lifestyle Aggressive 1000 Portfolio--Class B-- 3,990,387 shares (cost $43,527,525)                       53,630,798
       Lifestyle Growth 820 Portfolio--Class A-- 2,283,955 shares (cost $27,076,488)                            32,112,400
       Lifestyle Growth 820 Portfolio--Class B-- 25,657,928 shares (cost $327,158,673)                         359,980,727
       Lifestyle Balanced 640 Portfolio--Class A-- 4,058,788 shares (cost $49,004,910)                          56,457,735
       Lifestyle Balanced 640 Portfolio--Class B-- 27,945,776 shares (cost $360,191,695)                       388,166,829
       Lifestyle Moderate 460 Portfolio--Class A-- 2,004,292 shares (cost $24,505,458)                          26,757,305
       Lifestyle Moderate 460 Portfolio--Class B-- 8,731,970 shares (cost $112,933,093)                        116,397,155
       Lifestyle Conservative 280 Portfolio--Class A-- 1,145,048 shares (cost $14,977,368)                      15,366,540
       Lifestyle Conservative 280 Portfolio--Class B-- 3,978,050 shares (cost $53,405,628)                      53,305,870
       Small Company Value Portfolio--Class A-- 579,892 shares (cost $9,149,416)                                12,879,390
       Small Company Value Portfolio--Class B-- 950,366 shares (cost $16,603,586)                               21,022,087
       International Value Portfolio--Class A-- 1,087,825 shares (cost $14,879,028)                             17,394,329
       International Value Portfolio--Class B-- 1,172,496 shares (cost $15,316,970)                             18,689,585
       Total Return Portfolio--Class A-- 2,457,021 shares (cost $34,346,043)                                    33,956,035
       Total Return Portfolio--Class B-- 2,611,059 shares (cost $36,304,220)                                    35,980,388
       U.S. Large Cap Portfolio--Class A-- 1,090,595 shares (cost $13,171,896)                                  16,086,275
       U.S. Large Cap Portfolio--Class B-- 941,699 shares (cost $11,143,710)                                    13,842,979
       Mid Cap Stock Portfolio--Class A-- 1,248,169 shares (cost $15,149,950)                                   19,433,995
       Mid Cap Stock Portfolio--Class B-- 1,242,376 shares (cost $15,347,954)                                   19,219,560
       Global Allocation Portfolio--Class A-- 246,678 shares (cost $2,450,818)                                   2,807,193
       Global Allocation Portfolio--Class B-- 682,001 shares (cost $7,045,238)                                   7,720,254
       Dynamic Growth Portfolio--Class A-- 911,677 shares (cost $3,395,994)                                      4,959,522
       Dynamic Growth Portfolio--Class B-- 570,436 shares (cost $2,335,835)                                      3,086,058
       Total Stock Market Index Portfolio--Class A-- 158,782 shares (cost $1,443,712)                            1,835,515
       Total Stock Market Index Portfolio--Class B-- 564,433 shares (cost $5,578,171)                            6,496,628
       500 Index Portfolio--Class A-- 919,450 shares (cost $8,993,041)                                           9,930,056
       500 Index Portfolio--Class B-- 1,723,870 shares (cost $16,893,764)                                       18,514,359
       Mid Cap Index Portfolio--Class A-- 124,973 shares (cost $1,834,893)                                       2,255,761
       Mid Cap Index Portfolio--Class B-- 399,602 shares (cost $5,879,246)                                       7,184,846
       Small Cap Index Portfolio--Class A-- 101,746 shares (cost $1,364,222)                                     1,514,995
       Small Cap Index Portfolio--Class B-- 396,440 shares (cost $5,327,990)                                     5,879,207
       Capital Appreciation Portfolio--Class A-- 199,481 shares (cost $1,713,552)                                1,998,801
       Capital Appreciation Portfolio--Class B-- 324,623 shares (cost $2,573,336)                                3,233,242
       Health Sciences Portfolio--Class A-- 246,190 shares (cost $3,264,338)                                     3,936,572
       Health Sciences Portfolio--Class B-- 490,034 shares (cost $6,836,041)                                     7,781,740
       Financial Services Portfolio--Class A-- 152,317 shares (cost $1,759,268)                                  2,331,973
       Financial Services Portfolio--Class B-- 282,331 shares (cost $3,547,150)                                  4,302,732
       Quantitative Mid Cap Portfolio--Class A-- 44,050 shares (cost $530,736)                                     646,652
       Quantitative Mid Cap Portfolio--Class B-- 92,714 shares (cost $1,175,709)                                 1,350,841

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                              DECEMBER 31
                                                                                                                 2005
                                                                                                            ---------------
ASSETS (CONTINUED)
       All Cap Value Portfolio--Class A-- 257,867 shares (cost $3,182,679)                                    $  3,790,652
       All Cap Value Portfolio--Class B-- 574,155 shares (cost $7,304,150)                                       8,417,115
       Strategic Value Portfolio--Class A-- 137,950 shares (cost $1,302,710)                                     1,466,411
       Strategic Value Portfolio--Class B-- 430,365 shares (cost $4,366,310)                                     4,561,870
       Utilities Portfolio--Class A-- 276,725 shares (cost $2,970,925)                                           3,647,241
       Utilities Portfolio--Class B-- 386,707 shares (cost $4,408,033)                                           5,065,862
       Mid Cap Value Portfolio--Class A-- 650,171 shares (cost $9,421,279)                                      12,242,727
       Mid Cap Value Portfolio--Class B-- 1,303,001 shares (cost $19,401,108)                                   24,444,304
       Fundamental Value Portfolio--Class A-- 623,270 shares (cost $7,161,954)                                   9,548,498
       Fundamental Value Portfolio--Class B-- 1,568,503 shares (cost $19,888,162)                               23,935,360
       Emerging Growth Portfolio--Class B-- 51,081 shares (cost $833,359)                                          899,544
       Natural Resources Portfolio--Class B-- 387,209 shares (cost $9,424,377)                                  12,127,398
       Mid Cap Core Portfolio--Class B-- 201,198 shares (cost $3,275,751)                                        3,360,006
       Quantitative All Cap Portfolio--Class B-- 38,161 shares (cost $611,988)                                     630,807
       Large Cap Value Portfolio--Class B-- 229,568 shares (cost $4,301,654)                                     4,958,669
       Small Cap Opportunities Portfolio--Class A-- 201,010 shares (cost $3,999,694)                             4,587,047
       Small Cap Opportunities Portfolio--Class B-- 368,266 shares (cost $7,198,106)                             8,363,315
       Special Value Portfolio--Class B-- 41,527 shares (cost $707,858)                                            811,017
       Real Return Bond Portfolio--Class B-- 1,222,658 shares (cost $16,468,363)                                16,444,746
       American International Portfolio--Class B-- 2,722,434 shares (cost $50,252,414)                          58,260,081
       American Growth Portfolio--Class B-- 5,518,007 shares (cost $93,828,656)                                109,808,347
       American Blue-Chip Income & Growth Portfolio--Class B-- 1,154,341 shares (cost $17,602,893)              18,446,369
       American Growth-Income Portfolio--Class B-- 5,200,351 shares (cost $85,753,861)                          92,410,245
       American Bond Fund Portfolio--Class B-- 1,797,287 shares (cost $22,349,897)                              22,448,113
       American Century-Small Company-- 32,348 shares (cost $480,394)                                              507,868
       PIMCO VIT All Asset Portfolio-- 460,570 shares (cost $5,369,757)                                          5,434,732
       LMFC Core Equity--350,856 shares (cost $4,818,555)                                                        5,273,370
       PIM Classic Value-- 88,725 shares (cost $1,183,279)                                                       1,274,094
       Quantitative Value-- 8,163 shares (cost $118,172)                                                           123,912
       US Global Leaders Growth-- Class A-- 128,391 shares (cost $1,571,969)                                     1,674,225
       US Global Leaders Growth-- Class B-- 350,669 shares (cost $4,286,778)                                     4,576,232
       John Hancock Strategic Income-- 130,586 shares (cost $1,726,297)                                          1,718,510
       John Hancock Int'l Eq Index--Class A-- 63,386 shares (cost $956,578)                                      1,087,074
       John Hancock Int'l Eq Index--Class B-- 179,750 shares (cost $2,632,319)                                   3,077,328
       Active Bond--Class A-- 1,050,297 shares (cost $10,084,751)                                               10,219,386
       Active Bond--Class B-- 6,503,617 shares (cost $62,636,871)                                               63,215,160
       CGTC Overseas Equity--Class B-- 13,568 shares (cost $161,790)                                               169,740
       Independence Investment LLC Small Cap--Class B-- 4,210 shares (cost $58,458)                                 60,199
       Marisco International Opportunities--Class B-- 38,728 shares (cost $534,388)                                600,678
       T Rowe Price Mid Value--Class B-- 15,200 shares (cost $184,667)                                             187,574
       UBS Large Cap--Class B-- 7,174 shares (cost $98,991)                                                        101,085
       US High Yield Bond--Class B-- 5,180 shares (cost $66,422)                                                    67,344
       Wellington Small Cap Growth--Class B-- 47,136 shares (cost $455,508)                                        477,956
       Wellington Small Cap Value--Class B-- 39,592 shares (cost $823,123)                                         827,472
       Wells Capital Core Bond--Class B-- 6,702 shares (cost $84,180)                                               84,516

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                              DECEMBER 31
                                                                                                                 2005
                                                                                                           -------------------
ASSETS (CONTINUED)
Sub-accounts held by Scudder Variable Series Trust:
   Scudder Capital Growth Portfolio--Class B-- 330,706 shares (cost $4,987,247)                                  $ 5,559,174
   Scudder Global Discovery Portfolio--Class B-- 166,890 shares (cost $1,979,395)                                  2,476,652
   Scudder Growth & Income Portfolio--Class B-- 411,457 shares (cost $3,572,399)                                   3,982,904
   Scudder Health Sciences Portfolio--Class B-- 218,543 shares (cost $2,437,471)                                   2,812,643
   Scudder International Portfolio--Class B-- 346,256 shares (cost $2,953,543)                                     3,746,485
   Scudder Mid Cap Growth Portfolio--Class B-- 121,801 shares (cost $1,173,705)                                    1,362,952
   Scudder Blue Chip Portfolio--Class B-- 299,702 shares (cost $3,624,492)                                         4,444,586
   Scudder Contrarian Value Portfolio--Class B-- 293,858 shares (cost $4,299,670)                                  4,640,019
   Scudder Global Blue Chip Portfolio--Class B-- 157,724 shares (cost $1,715,235)                                  2,275,951
   Scudder Government Securities Portfolio--Class B-- 295,189 shares (cost $3,659,678)                             3,610,161
   Scudder High Income Portfolio--Class B-- 453,281 shares (cost $3,687,262)                                       3,725,968
   Scudder International Select Equity Portfolio--Class B-- 257,416 shares (cost $2,873,017)                       3,400,470
   Scudder Fixed Income Portfolio--Class B-- 644,601 shares (cost $7,638,621)                                      7,593,395
   Scudder Money Market Portfolio--Class B-- 3,732,179 shares (cost $3,737,984)                                    3,737,984
   Scudder Small Cap Growth Portfolio--Class B-- 271,382 shares (cost $3,127,172)                                  3,614,806
   Scudder Technology Growth Portfolio--Class B-- 187,232 shares (cost $1,578,653)                                 1,724,406
   Scudder Total Return Portfolio--Class B-- 123,477 shares (cost $2,624,332)                                      2,805,392
   Scudder Davis Venture Value Portfolio--Class B-- 621,789 shares (cost $6,605,991)                               7,753,714
   Scudder Dreman Financial Services Portfolio--Class B-- 129,059 shares (cost $1,583,488)                         1,716,489
   Scudder Dreman High Return Equity Portfolio--Class B-- 615,246 shares (cost $7,020,504)                         8,238,139
   Scudder Dreman Small Cap Value Portfolio--Class B-- 296,627 shares (cost $5,044,187)                            5,911,775
   Scudder Salomon Aggressive Growth Portfolio--Class B-- 67,527 shares (cost $584,527)                              699,584
   Scudder Janus Growth & Income Portfolio--Class B-- 228,135 shares (cost $2,024,745)                             2,502,643
   Scudder Janus Growth Opportunities Portfolio--Class B-- 149,055 shares (cost $1,163,444)                        1,232,684
   Scudder MFS Strategic Value Portfolio--Class B-- 340,606 shares (cost $3,613,561)                               3,654,700
   Scudder Oak Strategic Equity Portfolio--Class B-- 215,161 shares (cost $1,403,039)                              1,415,760
   Scudder Turner Mid Cap Growth Portfolio--Class B-- 250,478 shares (cost $2,390,999)                             2,725,202
   Scudder Real Estate Portfolio--Class B-- 264,183 shares (cost $3,579,799)                                       4,382,802
   Scudder Strategic Income Portfolio--Class B-- 205,937 shares (cost $2,357,580)                                  2,353,863
   Scudder Conservative Income Strategy-- 116,211 shares (cost $1,232,147)                                         1,260,891
   Scudder Growth & Income Strategy-- 1,995,583 shares (cost $21,656,767)                                         22,689,775
   Scudder Income & Growth Strategy-- 581,832 shares (cost $6,183,691)                                             6,458,338
   Scudder Growth Strategy-- 2,658,508 shares (cost $29,495,602)                                                  31,024,783
   Scudder Templeton Foreign Value-- 11,134 shares (cost $116,599)                                                   127,267
   Scudder Mercury Large Cap Core-- 7,197 shares (cost $80,477)                                                       83,841
   Scudder Bond-- Class B-- 22,095 shares (cost $152,047)                                                            154,003
   Scudder Equity Index 500-- Class B-- 709,551 shares (cost $9,180,643)                                           9,288,027

Sub-accounts held by Alger American Fund:
   Alger American Balanced Portfolio--Class B-- 267,115 shares (cost $3,550,033)                                   3,902,557
   Alger American Leveraged All Cap Portfolio--Class B-- 34,238 shares (cost $959,921)                             1,179,158

Sub-accounts held by Credit Suisse Trust:
   Credit Suisse Emerging Markets Portfolio--Class B-- 127,090 shares (cost $1,504,381)                            2,137,652
   Credit Suisse Global Post Venture Capital Portfolio--Class B-- 35,113 shares (cost $345,533)                      454,718

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                                DECEMBER 31
                                                                                                                   2005
                                                                                                             -----------------
ASSETS (CONTINUED)
Sub-accounts held by Dreyfus Service Corporation:
   Dreyfus Socially Responsible Growth Fund Portfolio--Class B-- 13,496 shares (cost $321,315)                 $      349,559
   Dreyfus VIF Midcap Stock Portfolio--Class B-- 292,369 shares (cost $4,609,246)                                   5,572,545

Sub-accounts held by Invesco VIF Funds:
   AIM VI Utilities Portfolio--Class B-- 79,753 shares (cost $1,130,373)                                            1,421,990

Total Assets                                                                                                   $2,852,435,530
                                                                                                               ==============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                                     $2,851,888,035
Annuity reserves                                                                                                      547,495
                                                                                                               --------------


Total contract owners' equity                                                                                  $2,852,435,530
                                                                                                               ==============

See accompanying notes.

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        STRATEGIC OPPORTUNITIES--A        STRATEGIC OPPORTUNITIES--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    133,746     $     30,773     $      4,099     $        367

Expenses:
    Mortality and expense risk
       and administrative charges                          431,557          476,767           24,314           22,790
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (297,811)        (445,994)         (20,215)         (22,423)

Net realized gain (loss)                                (4,714,536)      (4,415,777)          80,205           56,716
Unrealized appreciation (depreciation)
    during the period                                    7,218,004        8,140,882           70,484          109,858
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                           2,205,657        3,279,111          130,474          144,151

Changes from principal transactions:
       Purchase payments                                   176,638          244,459           83,550          306,147
       Transfers between sub-accounts
           and the Company                              (1,644,159)      (2,075,150)         (56,364)          45,917
       Withdrawals                                      (4,743,472)      (3,408,400)         (89,219)        (189,123)
       Annual contract fee                                 (20,945)         (23,845)          (5,249)          (3,952)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (6,231,938)      (5,262,936)         (67,282)         158,989
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (4,026,281)      (1,983,825)          63,192          303,140

Contract owners' equity at
    beginning of period                                 33,130,721       35,114,546        1,595,505        1,292,365
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 29,104,440     $ 33,130,721     $  1,658,697     $  1,595,505
                                                      ============     ============     ============     ============


See accompanying notes.
                                                                               9

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        INVESTMENT QUALITY BOND--A        INVESTMENT QUALITY BOND--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    911,979     $  1,088,063     $    367,207     $    388,719

Expenses:
    Mortality and expense risk
       and administrative charges                          239,369          277,944          156,317          111,383
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               672,610          810,119          210,890          277,336

Net realized gain (loss)                                   117,725          308,423          (45,972)          19,474
Unrealized appreciation (depreciation)
    during the period                                     (686,326)        (576,783)        (126,136)         (96,581)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                             104,009          541,759           38,782          200,229

Changes from principal transactions:
       Purchase payments                                    19,055          106,343        9,271,994        1,092,097
       Transfers between sub-accounts
           and the Company                                (772,202)      (1,088,775)       1,259,426         (274,336)
       Withdrawals                                      (2,667,910)      (2,113,819)        (783,094)        (337,307)
       Annual contract fee                                  (6,848)          (7,786)         (12,328)         (10,553)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (3,427,905)      (3,104,037)       9,735,998          469,901
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (3,323,896)      (2,562,278)       9,774,780          670,130

Contract owners' equity at
    beginning of period                                 17,027,672       19,589,950        7,232,071        6,561,941
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 13,703,776     $ 17,027,672     $ 17,006,851     $  7,232,071
                                                      ============     ============     ============     ============


See accompanying notes.

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                           GROWTH & INCOME--A                 GROWTH & INCOME--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $  3,098,239     $    854,286     $    497,345     $    114,471

Expenses:
    Mortality and expense risk
       and administrative charges                        1,249,156        1,429,154          243,518          242,126
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                             1,849,083         (574,868)         253,827         (127,655)

Net realized gain (loss)                                (6,517,241)      (5,364,948)         940,101          431,085
Unrealized appreciation (depreciation)
    during the period                                    4,929,380       10,600,242       (1,153,758)         420,278
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                             261,222        4,660,426           40,170          723,708

Changes from principal transactions:
       Purchase payments                                   540,933          913,981          726,830        3,607,763
       Transfers between sub-accounts
           and the Company                              (6,884,561)      (4,145,543)      (1,726,620)         259,824
       Withdrawals                                     (13,210,155)     (11,578,756)      (1,019,244)        (462,283)
       Annual contract fee                                 (53,676)         (62,294)         (36,719)         (34,447)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (19,607,459)     (14,872,612)      (2,055,753)       3,370,857
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                            (19,346,237)     (10,212,186)      (2,015,583)       4,094,565

Contract owners' equity at
    beginning of period                                 95,140,153      105,352,339       16,363,138       12,268,573
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 75,793,916     $ 95,140,153     $ 14,347,555     $ 16,363,138
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              11

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                           BLUE CHIP GROWTH--A                BLUE CHIP GROWTH--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    223,479     $     70,416     $          0     $      7,709

Expenses:
    Mortality and expense risk
       and administrative charges                          790,145          891,359          292,134          181,374
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (566,666)        (820,943)        (292,134)        (173,665)

Net realized gain (loss)                                (1,814,466)      (2,710,506)         616,879          328,293
Unrealized appreciation (depreciation)
    during the period                                    4,263,555        7,692,659          561,605          852,074
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                           1,882,423        4,161,210          886,350        1,006,702

Changes from principal transactions:
       Purchase payments                                   352,740          621,568        5,386,270        4,933,468
       Transfers between sub-accounts
           and the Company                              (3,716,010)      (2,642,880)        (125,938)       1,253,674
       Withdrawals                                      (7,214,574)      (6,170,106)        (563,694)        (442,498)
       Annual contract fee                                 (33,759)         (38,810)         (31,901)         (24,426)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (10,611,603)      (8,230,228)       4,664,737        5,720,218
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (8,729,180)      (4,069,018)       5,551,087        6,726,920

Contract owners' equity at
    beginning of period                                 59,948,648       64,017,666       15,702,111        8,975,191
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 51,219,468     $ 59,948,648     $ 21,253,198     $ 15,702,111
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              12

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                             MONEY MARKET--A                   MONEY MARKET--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    722,403     $    295,372     $    513,522     $    132,752

Expenses:
    Mortality and expense risk
       and administrative charges                          423,826          569,853          347,456          341,898
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               298,577         (274,481)         166,066         (209,146)

Net realized gain (loss)                                  (157,668)            (172)         151,156            8,491
Unrealized appreciation (depreciation)
    during the period                                            0                0                0                0
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                             140,909         (274,653)         317,222         (200,655)

Changes from principal transactions:
       Purchase payments                                   783,956        1,698,716        6,023,309       18,944,819
       Transfers between sub-accounts
           and the Company                               3,701,684       (4,449,249)         876,816      (13,391,145)
       Withdrawals                                      (4,550,729)      (7,354,632)      (5,682,075)      (5,027,979)
       Annual contract fee                                 (16,225)         (19,632)         (51,214)         (33,639)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (81,314)     (10,124,797)       1,166,836          492,056
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                 59,595      (10,399,450)       1,484,058          291,401

Contract owners' equity at
    beginning of period                                 29,837,155       40,236,605       19,536,353       19,244,952
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 29,896,750     $ 29,837,155     $ 21,020,411     $ 19,536,353
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              13

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            GLOBAL EQUITY--A                   GLOBAL EQUITY--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    314,018     $    447,168     $     35,881     $     21,946

Expenses:
    Mortality and expense risk
       and administrative charges                          337,487          361,285           49,691           25,713
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (23,469)          85,883          (13,810)          (3,767)

Net realized gain (loss)                                (1,214,468)      (1,106,065)         139,434           39,617
Unrealized appreciation (depreciation)
    during the period                                    3,273,900        4,114,239          182,069          208,726
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                           2,035,963        3,094,057          307,693          244,576

Changes from principal transactions:
       Purchase payments                                   131,528          151,318          381,992          707,683
       Transfers between sub-accounts
           and the Company                                (675,702)        (654,162)       1,000,125          301,316
       Withdrawals                                      (6,044,411)      (2,433,896)        (111,747)         (62,919)
       Annual contract fee                                 (14,211)         (15,550)          (9,676)          (3,293)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (6,602,796)      (2,952,290)       1,260,694          942,787
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (4,566,833)         141,767        1,568,387        1,187,363

Contract owners' equity at
    beginning of period                                 26,133,749       25,991,982        2,270,871        1,083,508
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 21,566,916     $ 26,133,749     $  3,839,258     $  2,270,871
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              14

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                             GLOBAL BOND--A                      GLOBAL BOND--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    386,525     $    293,132     $    417,351     $    201,798

Expenses:
    Mortality and expense risk
       and administrative charges                          102,611          116,210          141,124           99,493
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               283,914          176,922          276,227          102,305

Net realized gain (loss)                                   118,004          573,875           75,621          146,794
Unrealized appreciation (depreciation)
    during the period                                     (973,363)        (112,082)      (1,093,236)         359,611
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                            (571,445)         638,715         (741,388)         608,710

Changes from principal transactions:
       Purchase payments                                    40,389           41,779        2,833,616        3,106,346
       Transfers between sub-accounts
           and the Company                                 446,490         (304,888)         403,235         (407,879)
       Withdrawals                                        (843,093)        (901,595)        (326,660)        (355,560)
       Annual contract fee                                  (3,809)          (4,601)         (14,303)          (8,708)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (360,023)      (1,169,305)       2,895,888        2,334,199
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (931,468)        (530,590)       2,154,500        2,942,909

Contract owners' equity at
    beginning of period                                  7,259,280        7,789,870        8,102,863        5,159,954
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  6,327,812     $  7,259,280     $ 10,257,363     $  8,102,863
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              15

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                      U.S. GOVERNMENT SECURITIES--A     U.S. GOVERNMENT SECURITIES--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    948,285     $  1,077,257     $    460,965     $    545,934

Expenses:
    Mortality and expense risk
       and administrative charges                          395,776          485,095          240,834          284,049
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               552,509          592,162          220,131          261,885

Net realized gain (loss)                                  (159,373)         (26,107)         (88,048)        (160,312)
Unrealized appreciation (depreciation)
    during the period                                     (396,915)        (146,995)        (141,987)         102,703
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                              (3,779)         419,060           (9,904)         204,276

Changes from principal transactions:
       Purchase payments                                   248,583          165,576          704,179        3,279,721
       Transfers between sub-accounts
           and the Company                              (1,956,645)      (2,953,939)      (1,350,039)      (3,600,229)
       Withdrawals                                      (3,762,882)      (4,045,761)        (889,150)      (1,377,467)
       Annual contract fee                                  (9,937)         (12,427)         (23,183)         (26,576)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (5,480,881)      (6,846,551)      (1,558,193)      (1,724,551)
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (5,484,660)      (6,427,491)      (1,568,097)      (1,520,275)

Contract owners' equity at
    beginning of period                                 28,279,437       34,706,928       14,756,508       16,276,783
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 22,794,777     $ 28,279,437     $ 13,188,411     $ 14,756,508
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              16

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                          DIVERSIFIED BOND--A (1)           DIVERSIFIED BOND--B (1)
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    484,296     $    593,945     $  1,732,919     $    236,708

Expenses:
    Mortality and expense risk
       and administrative charges                           59,482          205,114          178,161          156,717
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               424,814          388,831        1,554,758           79,991

Net realized gain (loss)                                   (71,332)         101,444       (1,305,535)             181
Unrealized appreciation (depreciation)
    during the period                                     (349,846)        (227,385)        (258,496)         211,416
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                               3,636          262,890           (9,273)         291,588

Changes from principal transactions:
       Purchase payments                                   182,277           83,810       15,011,685       18,468,740
       Transfers between sub-accounts
           and the Company                             (11,526,112)      (1,030,891)     (39,801,834)       1,493,858
       Withdrawals                                        (445,049)      (2,141,137)        (307,336)        (287,576)
       Annual contract fee                                  (2,538)          (7,053)          (4,967)         (10,665)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (11,791,422)      (3,095,271)     (25,102,452)      19,664,357
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                            (11,787,786)      (2,832,381)     (25,111,725)      19,955,945

Contract owners' equity at
    beginning of period                                 11,787,786       14,620,167       25,111,725        5,155,780
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $          0     $ 11,787,786     $          0     $ 25,111,725
                                                      ============     ============     ============     ============


(1) On April 29, 2005 Diversified Bond Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.




See accompanying notes.
                                                                              17

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            INCOME & VALUE--A                 INCOME & VALUE--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    387,895     $    305,122     $    151,823     $     84,773

Expenses:
    Mortality and expense risk
       and administrative charges                          335,274          361,732          164,485          130,201
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                52,621          (56,610)         (12,662)         (45,428)

Net realized gain (loss)                                  (314,934)        (716,495)         261,408          101,694
Unrealized appreciation (depreciation)
    during the period                                    1,003,673        2,285,814           98,435          468,950
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                             741,360        1,512,709          347,181          525,216

Changes from principal transactions:
       Purchase payments                                    93,661          103,703          669,212        2,286,977
       Transfers between sub-accounts
           and the Company                              (1,232,708)       3,942,804           76,800        1,750,309
       Withdrawals                                      (3,288,229)      (2,791,623)        (234,066)        (160,960)
       Annual contract fee                                 (14,024)         (14,301)         (31,018)         (18,959)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (4,441,300)       1,240,583          480,928        3,857,367
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (3,699,940)       2,753,292          828,109        4,382,583

Contract owners' equity at
    beginning of period                                 25,308,338       22,555,046        9,986,479        5,603,896
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 21,608,398     $ 25,308,338     $ 10,814,588     $  9,986,479
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              18

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                           LARGE CAP GROWTH--A              LARGE CAP GROWTH--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    130,806     $     54,404     $     73,944     $     21,536

Expenses:
    Mortality and expense risk
       and administrative charges                          259,241          292,937          205,957          189,259
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (128,435)        (238,533)        (132,013)        (167,723)

Net realized gain (loss)                                  (909,418)      (1,053,679)         565,104          207,807
Unrealized appreciation (depreciation)
    during the period                                      746,555        2,108,008         (643,953)         490,563
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                            (291,298)         815,796         (210,862)         530,647

Changes from principal transactions:
       Purchase payments                                   143,545          136,868        1,026,996        2,657,035
       Transfers between sub-accounts
           and the Company                                (855,934)        (873,991)        (848,475)         777,822
       Withdrawals                                      (2,272,989)      (1,334,931)        (791,960)        (267,386)
       Annual contract fee                                 (11,438)         (13,496)         (43,565)         (34,549)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (2,996,816)      (2,085,550)        (657,004)       3,132,922
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (3,288,114)      (1,269,754)        (867,866)       3,663,569

Contract owners' equity at
    beginning of period                                 19,019,244       20,288,998       13,476,854        9,813,285
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 15,731,130     $ 19,019,244     $ 12,608,988     $ 13,476,854
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              19

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            EQUITY-INCOME--A                  EQUITY-INCOME--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $  3,382,991     $  1,808,873     $  1,292,904     $    468,276

Expenses:
    Mortality and expense risk
       and administrative charges                        1,016,691        1,064,481          494,998          342,736
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                             2,366,300          744,392          797,906          125,540

Net realized gain (loss)                                   (76,187)        (563,283)         766,599          586,063
Unrealized appreciation (depreciation)
    during the period                                     (770,439)       8,704,427         (829,555)       2,141,285
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                           1,519,674        8,885,536          734,950        2,852,888

Changes from principal transactions:
       Purchase payments                                   422,900          604,185        5,329,586        7,750,986
       Transfers between sub-accounts
           and the Company                              (1,766,898)        (257,260)       1,925,958        1,411,821
       Withdrawals                                      (9,805,552)      (7,727,723)      (1,373,547)        (906,136)
       Annual contract fee                                 (39,835)         (42,683)         (66,596)         (41,942)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (11,189,385)      (7,423,481)       5,815,401        8,214,729
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (9,669,711)       1,462,055        6,550,351       11,067,617

Contract owners' equity at
    beginning of period                                 74,211,877       72,749,822       27,207,018       16,139,401
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 64,542,166     $ 74,211,877     $ 33,757,369     $ 27,207,018
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              20

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            STRATEGIC BOND--A                 STRATEGIC BOND--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    541,262     $    842,959     $    223,912     $    209,660

Expenses:
    Mortality and expense risk
       and administrative charges                          278,472          322,590          188,325          106,222
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               262,790          520,369           35,587          103,438

Net realized gain (loss)                                   809,645          456,625          114,354           75,651
Unrealized appreciation (depreciation)
    during the period                                     (860,155)          32,670          (59,385)         153,136
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                             212,280        1,009,664           90,556          332,225

Changes from principal transactions:
       Purchase payments                                    42,619          133,083        4,713,246        3,800,373
       Transfers between sub-accounts
           and the Company                                (601,473)      (1,233,930)         300,141         (504,618)
       Withdrawals                                      (3,894,242)      (2,835,056)        (448,209)        (321,513)
       Annual contract fee                                 (10,511)         (11,858)         (15,048)         (11,595)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (4,463,607)      (3,947,761)       4,550,130        2,962,647
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (4,251,327)      (2,938,097)       4,640,686        3,294,872

Contract owners' equity at
    beginning of period                                 20,777,180       23,715,277        9,034,003        5,739,131
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 16,525,853     $ 20,777,180     $ 13,674,689     $  9,034,003
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              21

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                             OVERSEAS--A (2)                   OVERSEAS--B (2)
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     44,053     $     47,831     $          0     $     10,499

Expenses:
    Mortality and expense risk
       and administrative charges                           53,286          174,396           16,675           53,376
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                (9,233)        (126,565)         (16,675)         (42,877)

Net realized gain (loss)                                 1,650,386         (660,419)         351,661          145,515
Unrealized appreciation (depreciation)
    during the period                                   (2,009,284)       1,873,629         (439,211)         154,146
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                            (368,131)       1,086,645         (104,225)         256,784

Changes from principal transactions:
       Purchase payments                                    42,962          126,250          126,485        2,241,216
       Transfers between sub-accounts
           and the Company                             (10,984,339)        (543,579)      (3,252,356)        (657,503)
       Withdrawals                                        (540,866)      (1,508,493)         (25,475)        (101,053)
       Annual contract fee                                  (2,712)          (7,925)          (4,277)          (4,288)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (11,484,955)      (1,933,747)      (3,155,623)       1,478,372
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                            (11,853,086)        (847,102)      (3,259,848)       1,735,156

Contract owners' equity at
    beginning of period                                 11,853,086       12,700,188        3,259,848        1,524,692
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $          0     $ 11,853,086     $          0     $  3,259,848
                                                      ============     ============     ============     ============


(2) On April 29, 2005 Overseas Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.




See accompanying notes.
                                                                              22

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                             ALL CAP CORE--A                  ALL CAP CORE--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     88,776     $     58,289     $      5,357     $      2,219

Expenses:
    Mortality and expense risk
       and administrative charges                          163,097          184,249           15,016           10,724
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (74,321)        (125,960)          (9,659)          (8,505)

Net realized gain (loss)                                (1,259,761)      (1,515,082)          25,619           24,650
Unrealized appreciation (depreciation)
    during the period                                    2,106,711        3,340,936           65,202           73,214
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                             772,629        1,699,894           81,162           89,359

Changes from principal transactions:
       Purchase payments                                    67,152          103,182           80,625           98,782
       Transfers between sub-accounts
           and the Company                                (874,437)      (1,414,559)         303,091           73,932
       Withdrawals                                      (1,772,683)      (1,444,705)         (58,385)          (7,008)
       Annual contract fee                                  (6,984)          (7,965)          (2,365)          (1,731)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (2,586,952)      (2,764,047)         322,966          163,975
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (1,814,323)      (1,064,153)         404,128          253,334

Contract owners' equity at
    beginning of period                                 12,344,576       13,408,729          790,164          536,830
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 10,530,253     $ 12,344,576     $  1,194,292     $    790,164
                                                      ============     ============     ============     ============







See accompanying notes.
                                                                              23

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            ALL CAP GROWTH--A                ALL CAP GROWTH--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                          293,443          344,040           78,621           75,142
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (293,443)        (344,040)         (78,621)         (75,142)

Net realized gain (loss)                                (2,372,078)      (2,862,386)         213,222          164,728
Unrealized appreciation (depreciation)
    during the period                                    3,969,952        4,206,222          175,455          142,799
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                           1,304,431          999,796          310,056          232,385

Changes from principal transactions:
       Purchase payments                                   158,540          237,972          131,878          926,673
       Transfers between sub-accounts
           and the Company                              (1,406,615)      (2,383,405)        (452,269)         126,835
       Withdrawals                                      (2,954,282)      (2,609,898)        (258,008)        (146,605)
       Annual contract fee                                 (14,052)         (17,117)         (14,701)         (12,813)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (4,216,409)      (4,772,448)        (593,100)         894,090
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (2,911,978)      (3,772,652)        (283,044)       1,126,475

Contract owners' equity at
    beginning of period                                 22,220,009       25,992,661        5,205,845        4,079,370
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 19,308,031     $ 22,220,009     $  4,922,801     $  5,205,845
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              24

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        INTERNATIONAL SMALL CAP--A       INTERNATIONAL SMALL CAP--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     66,486     $     10,817     $     10,652     $      2,961

Expenses:
    Mortality and expense risk
       and administrative charges                          109,257          115,812           74,427           51,164
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (42,771)        (104,995)         (63,775)         (48,203)

Net realized gain (loss)                                 1,437,895          425,101          344,553          220,294
Unrealized appreciation (depreciation)
    during the period                                     (722,186)         949,491           82,907          415,178
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                             672,938        1,269,597          363,685          587,269

Changes from principal transactions:
       Purchase payments                                    29,216           80,984          533,614        1,405,542
       Transfers between sub-accounts
           and the Company                                (634,378)         303,911         (269,784)         511,679
       Withdrawals                                      (1,223,744)        (975,896)         (63,414)         (29,268)
       Annual contract fee                                  (4,996)          (5,485)         (13,602)          (6,899)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (1,833,902)        (596,486)         186,814        1,881,054
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (1,160,964)         673,111          550,499        2,468,323

Contract owners' equity at
    beginning of period                                  7,886,837        7,213,726        4,399,856        1,931,533
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  6,725,873     $  7,886,837     $  4,950,355     $  4,399,856
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              25

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                           PACIFIC RIM EMERGING            PACIFIC RIM EMERGING
                                                                MARKETS--A                      MARKETS--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     26,715     $     12,775     $     16,619     $      8,546

Expenses:
    Mortality and expense risk
       and administrative charges                           42,189           39,093           40,350           34,159
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (15,474)         (26,318)         (23,731)         (25,613)

Net realized gain (loss)                                   224,287          147,671          239,071          134,787
Unrealized appreciation (depreciation)
    during the period                                      432,178          216,820          410,575          117,018
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                             640,991          338,173          625,915          226,192

Changes from principal transactions:
       Purchase payments                                    22,943           43,837          357,244        1,200,324
       Transfers between sub-accounts
           and the Company                                 481,731          199,193        1,092,358         (571,456)
       Withdrawals                                        (368,292)        (207,873)         (55,091)         (17,703)
       Annual contract fee                                  (1,678)          (1,748)          (7,090)          (3,946)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     134,704           33,409        1,387,421          607,219
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                775,695          371,582        2,013,336          833,411

Contract owners' equity at
    beginning of period                                  2,805,270        2,433,688        2,069,395        1,235,984
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  3,580,965     $  2,805,270     $  4,082,731     $  2,069,395
                                                      ============     ============     ============     ============






See accompanying notes.
                                                                              26

                John Hancock Life Insurance Company of New York
    Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                         SCIENCE & TECHNOLOGY--A           SCIENCE & TECHNOLOGY--B
                                                      -----------------------------     -----------------------------
                                                         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                         2005              2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                          258,491          309,638           97,912          102,496
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (258,491)        (309,638)         (97,912)        (102,496)

Net realized gain (loss)                                (5,894,006)      (9,770,446)          92,001          418,938
Unrealized appreciation (depreciation)
    during the period                                    6,138,903        9,795,350          (75,965)        (309,905)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from
    operations                                             (13,594)        (284,734)         (81,876)           6,537

Changes from principal transactions:
       Purchase payments                                   196,968          294,399          396,269        2,428,733
       Transfers between sub-accounts
           and the Company                              (1,520,231)      (2,016,813)      (1,233,233)         382,868
       Withdrawals                                      (2,012,759)      (2,018,282)        (302,850)        (456,967)
       Annual contract fee                                 (16,035)         (19,662)         (21,402)         (16,863)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (3,352,057)      (3,760,358)      (1,161,216)       2,337,771
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (3,365,651)      (4,045,092)      (1,243,092)       2,344,308

Contract owners' equity at
    beginning of period                                 19,919,028       23,964,120        7,605,208        5,260,900
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 16,553,377     $ 19,919,028     $  6,362,116     $  7,605,208
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        EMERGING SMALL COMPANY--A          EMERGING SMALL COMPANY--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                          104,810          115,626           78,862           72,727
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (104,810)        (115,626)         (78,862)         (72,727)

Net realized gain (loss)                                  (319,072)        (484,379)         293,031          201,975
Unrealized appreciation (depreciation)
    during the period                                      623,708        1,308,001          (49,243)         291,722
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                199,826          707,996          164,926          420,970

Changes from principal transactions:
       Purchase payments                                    41,582           73,488          338,995        2,332,250
       Transfers between sub-accounts
           and the Company                                (523,928)         (59,555)        (167,826)        (425,009)
       Withdrawals                                        (843,076)        (728,418)        (160,231)         (55,897)
       Annual contract fee                                  (4,692)          (5,523)         (15,971)          (9,937)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (1,330,114)        (720,008)          (5,033)       1,841,407
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (1,130,288)         (12,012)         159,893        2,262,377

Contract owners' equity at
    beginning of period                                  8,031,033        8,043,045        5,183,383        2,921,006
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  6,900,745     $  8,031,033     $  5,343,276     $  5,183,383
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                         AGGRESSIVE GROWTH--A (3)          AGGRESSIVE GROWTH--B (3)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004            2005              2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           51,645          179,320           24,578           70,737
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (51,645)        (179,320)         (24,578)         (70,737)

Net realized gain (loss)                                 1,096,217         (903,218)         266,414          196,467
Unrealized appreciation (depreciation)
    during the period                                   (1,790,112)       1,767,581         (594,967)         117,045
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations               (745,540)         685,043         (353,131)         242,775

Changes from principal transactions:
       Purchase payments                                    47,518          210,428          170,716        1,164,685
       Transfers between sub-accounts
           and the Company                             (10,199,538)      (2,436,597)      (5,090,669)         564,889
       Withdrawals                                        (346,063)      (1,176,442)         (78,319)        (199,401)
       Annual contract fee                                  (4,108)          (9,341)          (4,541)         (11,981)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (10,502,191)      (3,411,952)      (5,002,813)       1,518,192
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                            (11,247,731)      (2,726,909)      (5,355,944)       1,760,967

Contract owners' equity at
    beginning of period                                 11,247,731       13,974,640        5,355,944        3,594,977
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $          0     $ 11,247,731     $          0     $  5,355,944
                                                      ============     ============     ============     ============

----------
(3) On April 29, 2005 Aggressive Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.




See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                          INTERNATIONAL STOCK--A            INTERNATIONAL STOCK--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     32,271     $     36,330     $          0     $      8,105

Expenses:
    Mortality and expense risk
       and administrative charges                           63,876           64,087           21,561           16,968
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (31,605)         (27,757)         (21,561)          (8,863)

Net realized gain (loss)                                    79,988          (75,926)         103,799           23,971
Unrealized appreciation (depreciation)
    during the period                                      517,699          637,771          105,308          129,815
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                566,082          534,088          187,546          144,923

Changes from principal transactions:
       Purchase payments                                    47,411           38,348          115,827          191,367
       Transfers between sub-accounts
           and the Company                                 130,997         (212,203)          57,915           86,874
       Withdrawals                                        (416,090)        (628,422)         (24,486)         (47,498)
       Annual contract fee                                  (2,395)          (2,643)          (3,644)          (2,634)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (240,077)        (804,920)         145,612          228,109
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                326,005         (270,832)         333,158          373,032

Contract owners' equity at
    beginning of period                                  4,169,287        4,440,119        1,247,601          874,569
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  4,495,292     $  4,169,287     $  1,580,759     $  1,247,601
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                                VALUE--A                         VALUE--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     74,276     $     71,952     $     14,843     $     11,051

Expenses:
    Mortality and expense risk
       and administrative charges                          176,248          181,551           55,139           40,585
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (101,972)        (109,599)         (40,296)         (29,534)

Net realized gain (loss)                                   426,175          248,190          147,419          133,162
Unrealized appreciation (depreciation)
    during the period                                      845,951        1,350,461          249,073          254,162
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations              1,170,154        1,489,052          356,196          357,790

Changes from principal transactions:
       Purchase payments                                    97,751           78,877          358,411        1,083,274
       Transfers between sub-accounts
           and the Company                                (571,952)        (949,016)         (71,988)         192,906
       Withdrawals                                      (1,475,715)      (1,181,600)         (68,481)         (81,300)
       Annual contract fee                                  (6,017)          (6,507)          (7,954)          (3,232)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (1,955,933)      (2,058,246)         209,988        1,191,648
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (785,779)        (569,194)         566,184        1,549,438

Contract owners' equity at
    beginning of period                                 12,319,402       12,888,596        3,171,245        1,621,807
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 11,533,623     $ 12,319,402     $  3,737,429     $  3,171,245
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        REAL ESTATE SECURITIES--A         REAL ESTATE SECURITIES--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $  1,450,147     $    210,949     $  1,651,659     $    160,583

Expenses:
    Mortality and expense risk
       and administrative charges                          139,753          130,589          175,900          119,542
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                             1,310,394           80,360        1,475,759           41,041

Net realized gain (loss)                                 1,083,028          724,576          652,477          651,944
Unrealized appreciation (depreciation)
    during the period                                   (1,591,956)       1,437,094       (1,162,570)       1,398,318
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                801,466        2,242,030          965,666        2,091,303

Changes from principal transactions:
       Purchase payments                                   120,248           51,017        2,072,611        2,810,075
       Transfers between sub-accounts
           and the Company                                (366,172)         (52,147)        (789,514)         207,431
       Withdrawals                                      (1,172,163)        (878,290)        (398,437)        (248,615)
       Annual contract fee                                  (6,020)          (5,822)         (26,784)         (14,335)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (1,424,107)        (885,242)         857,876        2,754,556
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (622,641)       1,356,788        1,823,542        4,845,859

Contract owners' equity at
    beginning of period                                  9,525,697        8,168,909        9,994,862        5,149,003
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  8,903,056     $  9,525,697     $ 11,818,404     $  9,994,862
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                             HIGH YIELD--A                    HIGH YIELD--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    543,694     $    873,425     $    458,024     $    700,864

Expenses:
    Mortality and expense risk
       and administrative charges                          179,093          218,116          212,024          206,122
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               364,601          655,309          246,000          494,742

Net realized gain (loss)                                   540,228          534,216          566,218          309,115
Unrealized appreciation (depreciation)
    during the period                                     (689,722)        (347,646)        (576,219)         134,131
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                215,107          841,879          235,999          937,988

Changes from principal transactions:
       Purchase payments                                    94,464          133,662          968,251        3,375,994
       Transfers between sub-accounts
           and the Company                              (1,422,060)      (4,909,901)      (3,514,261)      (1,854,370)
       Withdrawals                                      (1,685,660)      (1,265,461)        (755,403)        (797,043)
       Annual contract fee                                  (5,889)          (7,395)         (20,561)         (15,561)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (3,019,145)      (6,049,095)      (3,321,974)         709,020
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (2,804,038)      (5,207,216)      (3,085,975)       1,647,008

Contract owners' equity at
    beginning of period                                 12,874,655       18,081,871       15,083,279       13,436,271
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 10,070,617     $ 12,874,655     $ 11,997,304     $ 15,083,279
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                      LIFESTYLE AGGRESSIVE 1000--A      LIFESTYLE AGGRESSIVE 1000--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    195,161     $     41,386     $  1,626,920     $    255,937

Expenses:
    Mortality and expense risk
       and administrative charges                           89,328           84,194          764,969          577,543
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               105,833          (42,808)         861,951         (321,606)

Net realized gain (loss)                                    78,555           (6,271)       1,225,719        1,009,904
Unrealized appreciation (depreciation)
    during the period                                      300,807          806,478        2,326,301        4,661,350
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                485,195          757,399        4,413,971        5,349,648

Changes from principal transactions:
       Purchase payments                                   155,563          148,833        2,491,886       18,740,615
       Transfers between sub-accounts
           and the Company                                (350,681)         265,554        2,602,887       (1,037,752)
       Withdrawals                                        (812,477)        (340,476)      (2,098,381)        (674,797)
       Annual contract fee                                  (5,332)          (5,492)        (212,204)        (112,047)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (1,012,927)          68,419        2,784,188       16,916,019
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (527,732)         825,818        7,198,159       22,265,667

Contract owners' equity at
    beginning of period                                  6,041,648        5,215,830       46,432,639       24,166,972
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  5,513,916     $  6,041,648     $ 53,630,798     $ 46,432,639
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                         LIFESTYLE GROWTH 820--A            LIFESTYLE GROWTH 820--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $  1,141,621     $    438,504     $  6,668,786     $    990,395

Expenses:
    Mortality and expense risk
       and administrative charges                          505,613          466,793        3,808,191        1,446,031
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               636,008          (28,289)       2,860,595         (455,636)

Net realized gain (loss)                                   549,892           93,681        3,582,090        1,735,025
Unrealized appreciation (depreciation)
    during the period                                    1,053,522        3,645,549       12,708,450       13,678,787
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations              2,239,422        3,710,941       19,151,135       14,958,176

Changes from principal transactions:
       Purchase payments                                   380,555          265,385      178,127,668       84,571,992
       Transfers between sub-accounts
           and the Company                               1,886,229        2,940,655        5,763,283       17,696,242
       Withdrawals                                      (5,857,424)      (3,291,239)      (5,845,293)      (1,341,871)
       Annual contract fee                                 (26,065)         (24,325)        (414,322)        (194,915)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (3,616,705)        (109,524)     177,631,336      100,731,448
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (1,377,283)       3,601,417      196,782,471      115,689,624

Contract owners' equity at
    beginning of period                                 33,489,683       29,888,266      163,198,256       47,508,632
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 32,112,400     $ 33,489,683     $359,980,727     $163,198,256
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        LIFESTYLE BALANCED 640--A         LIFESTYLE BALANCED 640--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $  3,100,740     $  1,118,401     $ 11,395,885     $  1,890,959

Expenses:
    Mortality and expense risk
       and administrative charges                          868,774          782,715        4,126,236        1,736,701
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                             2,231,966          335,686        7,269,649          154,258

Net realized gain (loss)                                   743,469          197,633        1,185,411        1,794,457
Unrealized appreciation (depreciation)
    during the period                                      (85,024)       5,240,844        7,247,736       13,159,529
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations              2,890,411        5,774,163       15,702,796       15,108,244

Changes from principal transactions:
       Purchase payments                                   389,153          641,004      177,737,385       84,139,619
       Transfers between sub-accounts
           and the Company                               3,746,305        7,198,144       32,200,881        9,998,431
       Withdrawals                                      (7,290,668)      (5,651,883)      (8,258,157)      (3,990,466)
       Annual contract fee                                 (29,709)         (29,289)        (326,295)        (195,118)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (3,184,919)       2,157,976      201,353,814       89,952,466
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (294,508)       7,932,139      217,056,610      105,060,710

Contract owners' equity at
    beginning of period                                 56,752,243       48,820,104      171,110,219       66,049,509
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 56,457,735     $ 56,752,243     $388,166,829     $171,110,219
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        LIFESTYLE MODERATE 460--A         LIFESTYLE MODERATE 460--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $  1,957,184     $    790,088     $  5,201,848     $  1,007,184

Expenses:
    Mortality and expense risk
       and administrative charges                          443,128          437,813        1,412,573          691,720
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                             1,514,056          352,275        3,789,275          315,464

Net realized gain (loss)                                   349,037          138,905          628,784          970,019
Unrealized appreciation (depreciation)
    during the period                                   (1,208,884)       1,934,683       (1,845,450)       3,257,237
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                654,209        2,425,863        2,572,609        4,542,720

Changes from principal transactions:
       Purchase payments                                   128,113          158,612       45,504,190       30,934,611
       Transfers between sub-accounts
           and the Company                               1,695,588        2,380,546        8,711,216        3,563,887
       Withdrawals                                      (3,865,532)      (3,024,515)      (4,537,780)      (1,759,112)
       Annual contract fee                                 (11,044)         (12,586)         (98,020)         (59,955)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (2,052,875)        (497,943)      49,579,606       32,679,431
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (1,398,666)       1,927,920       52,152,215       37,222,151

Contract owners' equity at
    beginning of period                                 28,155,971       26,228,051       64,244,940       27,022,789
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 26,757,305     $ 28,155,971     $116,397,155     $ 64,244,940
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                      LIFESTYLE CONSERVATIVE 280--A     LIFESTYLE CONSERVATIVE 280--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $  1,215,736     $    759,681     $  3,012,392     $    976,533

Expenses:
    Mortality and expense risk
       and administrative charges                          247,717          291,725          705,706          417,381
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               968,019          467,956        2,306,686          559,152

Net realized gain (loss)                                   273,681          620,632          244,051          341,276
Unrealized appreciation (depreciation)
    during the period                                   (1,061,998)          62,782       (1,967,164)         867,555
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                179,702        1,151,370          583,573        1,767,983

Changes from principal transactions:
       Purchase payments                                   147,168          276,834       16,860,377       13,073,416
       Transfers between sub-accounts
           and the Company                                 692,701       (1,602,894)       5,377,401       (1,009,807)
       Withdrawals                                      (1,752,399)      (2,777,584)      (1,935,659)      (1,304,015)
       Annual contract fee                                  (9,400)          (9,652)         (53,255)         (36,842)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (921,930)      (4,113,296)      20,248,864       10,722,752
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (742,228)      (2,961,926)      20,832,437       12,490,735

Contract owners' equity at
    beginning of period                                 16,108,768       19,070,694       32,473,433       19,982,698
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 15,366,540     $ 16,108,768     $ 53,305,870     $ 32,473,433
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                         SMALL COMPANY VALUE--A             SMALL COMPANY VALUE--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    261,026     $    183,801     $    326,658     $    182,315

Expenses:
    Mortality and expense risk
       and administrative charges                          204,390          210,426          315,858          243,512
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                56,636          (26,625)          10,800          (61,197)

Net realized gain (loss)                                 1,151,712          707,096          878,665          884,564
Unrealized appreciation (depreciation)
    during the period                                     (622,660)       2,198,758          113,311        2,410,009
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                585,688        2,879,229        1,002,776        3,233,376

Changes from principal transactions:
       Purchase payments                                    68,108           96,141        1,982,896        4,705,198
       Transfers between sub-accounts
           and the Company                                (744,098)         318,865         (183,180)         240,508
       Withdrawals                                      (1,845,271)      (1,269,552)        (782,387)        (399,263)
       Annual contract fee                                  (7,621)          (8,213)         (49,907)         (31,614)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (2,528,882)        (862,759)         967,422        4,514,829
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (1,943,194)       2,016,470        1,970,198        7,748,205

Contract owners' equity at
    beginning of period                                 14,822,584       12,806,114       19,051,889       11,303,684
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 12,879,390     $ 14,822,584     $ 21,022,087     $ 19,051,889
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                          INTERNATIONAL VALUE--A            INTERNATIONAL VALUE--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    159,395     $     74,842     $    287,535     $    112,728

Expenses:
    Mortality and expense risk
       and administrative charges                          210,792           93,111          259,979          165,724
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (51,397)         (18,269)          27,556          (52,996)

Net realized gain (loss)                                   909,416          375,131        1,471,574          532,358
Unrealized appreciation (depreciation)
    during the period                                      826,146          729,461           15,574        1,551,053
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations              1,684,165        1,086,323        1,514,704        2,030,415

Changes from principal transactions:
       Purchase payments                                    76,121           73,019        1,522,126        2,910,185
       Transfers between sub-accounts
           and the Company                              10,748,238          817,198        2,862,559          761,415
       Withdrawals                                      (1,863,884)        (573,487)        (352,318)        (155,275)
       Annual contract fee                                 (11,495)          (2,809)         (51,010)         (27,821)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   8,948,980          313,921        3,981,357        3,488,504
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             10,633,145        1,400,244        5,496,061        5,518,919

Contract owners' equity at
    beginning of period                                  6,761,184        5,360,940       13,193,524        7,674,605
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 17,394,329     $  6,761,184     $ 18,689,585     $ 13,193,524
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        SMALL COMPANY BLEND--A (4)        SMALL COMPANY BLEND--B (4)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           21,467           74,913           32,211           87,489
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (21,467)         (74,913)         (32,211)         (87,489)

Net realized gain (loss)                                   204,552           59,491          159,803          285,600
Unrealized appreciation (depreciation)
    during the period                                     (729,663)         215,628         (925,746)         148,191
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations               (546,578)         200,206         (798,154)         346,302

Changes from principal transactions:
       Purchase payments                                     7,659           28,763          321,516        2,088,789
       Transfers between sub-accounts
           and the Company                              (4,016,912)        (273,383)      (5,951,944)         140,080
       Withdrawals                                         (89,268)        (550,953)         (41,283)         (93,679)
       Annual contract fee                                    (813)          (2,685)          (9,488)         (13,143)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (4,099,334)        (798,258)      (5,681,199)       2,122,047
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (4,645,912)        (598,052)      (6,479,353)       2,468,349

Contract owners' equity at
    beginning of period                                  4,645,912        5,243,964        6,479,353        4,011,004
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $          0     $  4,645,912     $          0     $  6,479,353
                                                      ============     ============     ============     ============

----------
(4) On April 29, 2005 Small Company Blend Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                             TOTAL RETURN--A                   TOTAL RETURN--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $  1,810,939     $  2,164,625     $  1,590,364     $  1,717,016

Expenses:
    Mortality and expense risk
       and administrative charges                          594,449          681,323          590,253          566,632
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                             1,216,490        1,483,302        1,000,111        1,150,384

Net realized gain (loss)                                   (25,735)         233,670         (241,026)        (195,974)
Unrealized appreciation (depreciation)
    during the period                                     (900,231)        (387,038)        (529,832)          93,087
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                290,524        1,329,934          229,253        1,047,497

Changes from principal transactions:
       Purchase payments                                   189,810          268,640        1,773,051        6,073,427
       Transfers between sub-accounts
           and the Company                              (1,549,050)      (4,380,177)        (307,289)      (2,451,715)
       Withdrawals                                      (4,566,111)      (4,425,378)      (2,144,250)      (1,429,216)
       Annual contract fee                                 (15,816)         (18,022)         (80,488)         (67,801)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (5,941,167)      (8,554,937)        (758,976)       2,124,695
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (5,650,643)      (7,225,003)        (529,723)       3,172,192

Contract owners' equity at
    beginning of period                                 39,606,678       46,831,681       36,510,111       33,337,919
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 33,956,035     $ 39,606,678     $ 35,980,388     $ 36,510,111
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                             U.S. LARGE CAP--A                U.S. LARGE CAP--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     75,435     $     48,841     $     16,666     $     32,692

Expenses:
    Mortality and expense risk
       and administrative charges                          260,576          269,459          230,454          220,180
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (185,141)        (220,618)        (213,788)        (187,488)

Net realized gain (loss)                                   416,831          163,125          994,682          290,625
Unrealized appreciation (depreciation)
    during the period                                      393,465        1,403,547         (257,916)         869,741
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                625,155        1,346,054          522,978          972,878

Changes from principal transactions:
       Purchase payments                                   129,872          151,633          600,513        3,365,739
       Transfers between sub-accounts
           and the Company                              (1,090,798)       4,445,373       (1,948,105)         676,544
       Withdrawals                                      (2,011,639)      (1,773,829)        (591,708)        (331,034)
       Annual contract fee                                 (10,979)         (11,709)         (47,309)         (37,606)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (2,983,544)       2,811,468       (1,986,609)       3,673,643
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (2,358,389)       4,157,522       (1,463,631)       4,646,521

Contract owners' equity at
    beginning of period                                 18,444,664       14,287,142       15,306,610       10,660,089
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 16,086,275     $ 18,444,664     $ 13,842,979     $ 15,306,610
                                                      ============     ============     ============     ============

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                             MID CAP STOCK--A                  MID CAP STOCK--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    302,291     $          0     $    444,744     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                          237,985          129,458          242,405          161,618
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                64,306         (129,458)         202,339         (161,618)

Net realized gain (loss)                                 1,310,430          346,511          937,296          471,805
Unrealized appreciation (depreciation)
    during the period                                    2,049,538        1,042,501        1,493,620        1,402,015
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations              3,424,274        1,259,554        2,633,255        1,712,202

Changes from principal transactions:
       Purchase payments                                   132,619           99,035        1,175,811        3,801,285
       Transfers between sub-accounts
           and the Company                               9,083,373           34,569        3,499,655          442,973
       Withdrawals                                      (1,863,795)        (620,613)        (686,092)        (251,627)
       Annual contract fee                                  (8,017)          (4,688)         (48,800)         (26,528)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   7,344,180         (491,697)       3,940,574        3,966,103
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             10,768,454          767,857        6,573,829        5,678,305

Contract owners' equity at
    beginning of period                                  8,665,541        7,897,684       12,645,731        6,967,426
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 19,433,995     $  8,665,541     $ 19,219,560     $ 12,645,731
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                           GLOBAL ALLOCATION--A             GLOBAL ALLOCATION--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     28,007     $     35,289     $     37,227     $     18,639

Expenses:
    Mortality and expense risk
       and administrative charges                           42,263           48,284           89,313           35,716
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (14,256)         (12,995)         (52,086)         (17,077)

Net realized gain (loss)                                    35,502          (49,664)         162,241           41,992
Unrealized appreciation (depreciation)
    during the period                                      102,314          364,329          191,076          260,979
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                123,560          301,670          301,231          285,894

Changes from principal transactions:
       Purchase payments                                     1,554            4,700        3,454,502        1,964,611
       Transfers between sub-accounts
           and the Company                                 130,960         (265,138)         182,074           76,717
       Withdrawals                                        (300,377)        (888,012)         (75,265)         (50,076)
       Annual contract fee                                  (1,190)          (1,280)          (5,975)          (4,466)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (169,053)      (1,149,730)       3,555,336        1,986,786
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                (45,493)        (848,060)       3,856,567        2,272,680

Contract owners' equity at
    beginning of period                                  2,852,686        3,700,746        3,863,687        1,591,007
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  2,807,193     $  2,852,686     $  7,720,254     $  3,863,687
                                                      ============     ============     ============     ============

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            DYNAMIC GROWTH--A                 DYNAMIC GROWTH--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           81,549           86,417           47,231           45,784
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (81,549)         (86,417)         (47,231)         (45,784)

Net realized gain (loss)                                   103,743         (626,735)         200,446          182,036
Unrealized appreciation (depreciation)
    during the period                                      472,703        1,094,235          143,155          106,715
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                494,897          381,083          296,370          242,967

Changes from principal transactions:
       Purchase payments                                    43,864           50,071          169,761          262,910
       Transfers between sub-accounts
           and the Company                                (444,579)        (628,951)        (325,251)        (625,970)
       Withdrawals                                        (373,191)        (501,621)         (93,275)         (45,513)
       Annual contract fee                                  (4,041)          (4,408)          (8,062)          (7,188)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (777,947)      (1,084,909)        (256,827)        (415,761)
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (283,050)        (703,826)          39,543         (172,794)

Contract owners' equity at
    beginning of period                                  5,242,572        5,946,398        3,046,515        3,219,309
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  4,959,522     $  5,242,572     $  3,086,058     $  3,046,515
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                       TOTAL STOCK MARKET INDEX--A       TOTAL STOCK MARKET INDEX--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     20,278     $     11,098     $     57,250     $     30,036

Expenses:
    Mortality and expense risk
       and administrative charges                           28,901           28,582          103,228           92,970
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                (8,623)         (17,484)         (45,978)         (62,934)

Net realized gain (loss)                                    52,840           39,515          184,293          220,826
Unrealized appreciation (depreciation)
    during the period                                       17,730          144,426           85,226          406,322
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                 61,947          166,457          223,541          564,214

Changes from principal transactions:
       Purchase payments                                    43,909           55,257          216,047        2,237,450
       Transfers between sub-accounts
           and the Company                                 (56,741)          64,911         (216,258)        (325,403)
       Withdrawals                                        (110,369)        (100,007)        (245,409)         (73,081)
       Annual contract fee                                  (1,528)          (1,408)         (21,118)         (12,714)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (124,729)          18,753         (266,738)       1,826,252
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                (62,782)         185,210          (43,197)       2,390,466

Contract owners' equity at
    beginning of period                                  1,898,297        1,713,087        6,539,825        4,149,359
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  1,835,515     $  1,898,297     $  6,496,628     $  6,539,825
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                              500 INDEX--A                       500 INDEX--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    171,042     $     94,000     $    248,509     $    119,315

Expenses:
    Mortality and expense risk
       and administrative charges                          171,134          168,720          285,103          241,993
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                   (92)         (74,720)         (36,594)        (122,678)

Net realized gain (loss)                                 1,336,362          575,296        1,265,905          648,081
Unrealized appreciation (depreciation)
    during the period                                   (1,075,672)         435,341         (801,139)         746,432
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                260,598          935,917          428,172        1,271,835

Changes from principal transactions:
       Purchase payments                                    62,005           74,697          857,396        3,092,727
       Transfers between sub-accounts
           and the Company                              (1,790,353)       2,696,921         (459,651)       2,354,064
       Withdrawals                                      (1,449,303)        (981,155)      (1,020,713)        (384,270)
       Annual contract fee                                  (6,889)          (8,506)         (46,231)         (31,755)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (3,184,540)       1,781,957         (669,199)       5,030,766
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (2,923,942)       2,717,874         (241,027)       6,302,601

Contract owners' equity at
    beginning of period                                 12,853,998       10,136,124       18,755,386       12,452,785
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  9,930,056     $ 12,853,998     $ 18,514,359     $ 18,755,386
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                           MID CAP INDEX--A                   MID CAP INDEX--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     84,986     $     11,240     $    233,944     $     20,301

Expenses:
    Mortality and expense risk
       and administrative charges                           34,658           33,196          103,323           82,424
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                50,328          (21,956)         130,621          (62,123)

Net realized gain (loss)                                   257,611          146,528          247,824          289,954
Unrealized appreciation (depreciation)
    during the period                                      (86,524)         146,575          247,753          482,090
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                221,415          271,147          626,198          709,921

Changes from principal transactions:
       Purchase payments                                    12,168           19,002          371,577        1,422,086
       Transfers between sub-accounts
           and the Company                                   5,172           (1,440)         210,509          558,357
       Withdrawals                                        (181,760)        (159,662)        (311,785)        (105,296)
       Annual contract fee                                  (1,766)          (1,571)         (19,769)         (11,883)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (166,186)        (143,671)         250,532        1,863,264
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                 55,229          127,476          876,730        2,573,185

Contract owners' equity at
    beginning of period                                  2,200,532        2,073,056        6,308,116        3,734,931
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  2,255,761     $  2,200,532     $  7,184,846     $  6,308,116
                                                      ============     ============     ============     ============

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            SMALL CAP INDEX--A                SMALL CAP INDEX--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     74,025     $      6,733     $    230,422     $     11,071

Expenses:
    Mortality and expense risk
       and administrative charges                           27,310           34,216           93,316           82,818
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                46,715          (27,483)         137,106          (71,747)

Net realized gain (loss)                                    93,758          145,013          272,364          125,871
Unrealized appreciation (depreciation)
    during the period                                     (117,423)         111,232         (325,186)         586,749
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                 23,050          228,762           84,284          640,873

Changes from principal transactions:
       Purchase payments                                    19,742           13,296          303,423        1,609,116
       Transfers between sub-accounts
           and the Company                                (196,252)          51,473         (358,667)         745,229
       Withdrawals                                        (289,755)        (107,233)        (453,405)        (130,034)
       Annual contract fee                                  (1,504)          (2,070)         (19,131)         (11,110)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (467,769)         (44,534)        (527,780)       2,213,201
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (444,719)         184,228         (443,496)       2,854,074

Contract owners' equity at
    beginning of period                                  1,959,714        1,775,486        6,322,703        3,468,629
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  1,514,995     $  1,959,714     $  5,879,207     $  6,322,703
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                         CAPITAL APPRECIATION--A            CAPITAL APPRECIATION--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           23,860           22,014           45,309           38,650
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (23,860)         (22,014)         (45,309)         (38,650)

Net realized gain (loss)                                   111,952          (12,452)         168,068           90,255
Unrealized appreciation (depreciation)
    during the period                                       92,662          127,688          225,790          139,836
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                180,754           93,222          348,549          191,441

Changes from principal transactions:
       Purchase payments                                    21,339           34,978          104,615          715,183
       Transfers between sub-accounts
           and the Company                                 595,591           37,788          146,016         (152,739)
       Withdrawals                                        (184,913)         (85,613)        (135,418)         (44,515)
       Annual contract fee                                    (762)            (796)          (8,811)          (5,738)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     431,255          (13,643)         106,402          512,191
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                612,009           79,579          454,951          703,632

Contract owners' equity at
    beginning of period                                  1,386,792        1,307,213        2,778,291        2,074,659
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  1,998,801     $  1,386,792     $  3,233,242     $  2,778,291
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            HEALTH SCIENCES--A                HEALTH SCIENCES--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    300,247     $          0     $    500,044     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           61,243           73,377          107,568           91,628
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               239,004          (73,377)         392,476          (91,628)

Net realized gain (loss)                                   187,751          317,170          326,985          249,559
Unrealized appreciation (depreciation)
    during the period                                      (91,336)         239,291            6,042          477,150
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                335,419          483,084          725,503          635,081

Changes from principal transactions:
       Purchase payments                                    22,717           35,535          466,791        2,274,923
       Transfers between sub-accounts
           and the Company                                (360,428)         155,802         (141,498)         435,247
       Withdrawals                                        (402,472)        (456,735)        (173,831)        (126,901)
       Annual contract fee                                  (3,390)          (4,255)         (22,059)         (13,761)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (743,573)        (269,653)         129,403        2,569,508
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (408,154)         213,431          854,906        3,204,589

Contract owners' equity at
    beginning of period                                  4,344,726        4,131,295        6,926,834        3,722,245
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  3,936,572     $  4,344,726     $  7,781,740     $  6,926,834
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                          FINANCIAL SERVICES--A             FINANCIAL SERVICES--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $      9,313     $     10,911     $      8,355     $     10,482

Expenses:
    Mortality and expense risk
       and administrative charges                           36,279           43,526           64,520           59,379
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (26,966)         (32,615)         (56,165)         (48,897)

Net realized gain (loss)                                   123,958          103,219          182,215          151,202
Unrealized appreciation (depreciation)
    during the period                                       47,593          119,451          177,832          177,928
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                144,585          190,055          303,882          280,233

Changes from principal transactions:
       Purchase payments                                     4,130           21,849          237,540        1,444,410
       Transfers between sub-accounts
           and the Company                                (268,445)        (163,591)        (229,036)        (187,568)
       Withdrawals                                        (151,371)        (342,542)        (186,007)         (45,861)
       Annual contract fee                                  (1,552)          (1,860)         (12,248)          (7,872)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (417,238)        (486,144)        (189,751)       1,203,109
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (272,653)        (296,089)         114,131        1,483,342

Contract owners' equity at
    beginning of period                                  2,604,626        2,900,715        4,188,601        2,705,259
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  2,331,973     $  2,604,626     $  4,302,732     $  4,188,601
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                         QUANTITATIVE MID CAP--A           QUANTITATIVE MID CAP--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           25,961           17,802           24,615           15,305
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (25,961)         (17,802)         (24,615)         (15,305)

Net realized gain (loss)                                   364,585           51,801          238,764           24,444
Unrealized appreciation (depreciation)
    during the period                                     (139,024)         167,114          (43,477)         145,020
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                199,600          201,113          170,672          154,159

Changes from principal transactions:
       Purchase payments                                     4,440            6,457           79,333          203,076
       Transfers between sub-accounts
           and the Company                                (942,617)       1,119,128          (95,941)         423,392
       Withdrawals                                        (299,602)        (105,457)         (86,353)         (12,355)
       Annual contract fee                                  (1,282)          (1,045)          (2,778)          (1,795)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (1,239,061)       1,019,083         (105,739)         612,318
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (1,039,461)       1,220,196           64,933          766,477

Contract owners' equity at
    beginning of period                                  1,686,113          465,917        1,285,908          519,431
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $    646,652     $  1,686,113     $  1,350,841     $  1,285,908
                                                      ============     ============     ============     ============

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                          STRATEGIC GROWTH--A (5)           STRATEGIC GROWTH--B (5)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     34,695     $          0     $     74,977     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                            9,861           32,021           19,149           63,232
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                24,834          (32,021)          55,828          (63,232)

Net realized gain (loss)                                   133,864             (987)         313,593          239,307
Unrealized appreciation (depreciation)
    during the period                                     (271,283)         116,503         (599,957)          16,467
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations               (112,585)          83,495         (230,536)         192,542

Changes from principal transactions:
       Purchase payments                                     2,100           27,239           56,953          568,403
       Transfers between sub-accounts
           and the Company                              (1,737,568)         (89,509)      (3,799,761)        (777,488)
       Withdrawals                                         (45,346)        (105,526)         (39,449)         (27,833)
       Annual contract fee                                    (801)          (1,975)          (3,336)         (12,240)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (1,781,615)        (169,771)      (3,785,593)        (249,158)
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (1,894,200)         (86,276)      (4,016,129)         (56,616)

Contract owners' equity at
    beginning of period                                  1,894,200        1,980,476        4,016,129        4,072,745
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $          0     $  1,894,200     $          0     $  4,016,129
                                                      ============     ============     ============     ============

----------
(5) On April 29, 2005 Strategic Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                             ALL CAP VALUE--A                  ALL CAP VALUE--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    163,835     $      9,236     $    317,669     $     17,148

Expenses:
    Mortality and expense risk
       and administrative charges                           58,689           47,460          129,909          108,764
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               105,146          (38,224)         187,760          (91,616)

Net realized gain (loss)                                   232,603          135,653          459,445          295,033
Unrealized appreciation (depreciation)
    during the period                                     (137,124)         301,376         (329,093)         730,048
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                200,625          398,805          318,112          933,465

Changes from principal transactions:
       Purchase payments                                    59,165           37,417          706,863        2,479,456
       Transfers between sub-accounts
           and the Company                                 437,493          621,488         (293,481)         466,372
       Withdrawals                                        (274,657)        (298,091)        (366,994)        (233,575)
       Annual contract fee                                  (2,493)          (2,430)         (26,028)         (17,987)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     219,508          358,384           20,360        2,694,266
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                420,133          757,189          338,472        3,627,731

Contract owners' equity at
    beginning of period                                  3,370,519        2,613,330        8,078,643        4,450,912
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  3,790,652     $  3,370,519     $  8,417,115     $  8,078,643
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            STRATEGIC VALUE--A                STRATEGIC VALUE--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    159,518     $      6,085     $    405,299     $      9,052

Expenses:
    Mortality and expense risk
       and administrative charges                           25,704           27,156           67,009           48,638
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               133,814          (21,071)         338,290          (39,586)

Net realized gain (loss)                                    14,810           37,306           51,831           67,034
Unrealized appreciation (depreciation)
    during the period                                     (178,750)         231,092         (482,618)         468,916
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                (30,126)         247,327          (92,497)         496,364

Changes from principal transactions:
       Purchase payments                                    38,933           27,068          342,768        1,207,774
       Transfers between sub-accounts
           and the Company                                (123,022)         (24,511)         415,526          403,304
       Withdrawals                                        (135,831)        (196,871)         (68,918)        (101,618)
       Annual contract fee                                  (1,445)          (1,681)         (15,673)          (8,009)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (221,365)        (195,995)         673,703        1,501,451
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (251,491)          51,332          581,206        1,997,815

Contract owners' equity at
    beginning of period                                  1,717,902        1,666,570        3,980,664        1,982,849
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  1,466,411     $  1,717,902     $  4,561,870     $  3,980,664
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                               UTILITIES--A                      UTILITIES--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    232,904     $     22,094     $    244,447     $     15,997

Expenses:
    Mortality and expense risk
       and administrative charges                           56,772           38,044           68,333           30,681
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               176,132          (15,950)         176,114          (14,684)

Net realized gain (loss)                                   381,852          210,577          331,896          133,193
Unrealized appreciation (depreciation)
    during the period                                      (71,706)         465,013           80,146          414,403
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                486,278          659,640          588,156          532,912

Changes from principal transactions:
       Purchase payments                                    37,174           18,465        1,045,045          794,395
       Transfers between sub-accounts
           and the Company                                 (77,193)       1,006,945          471,253          680,518
       Withdrawals                                        (264,753)        (175,892)        (127,663)         (36,659)
       Annual contract fee                                  (2,532)          (2,054)         (11,111)          (3,971)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (307,304)         847,464        1,377,524        1,434,283
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                178,974        1,507,104        1,965,680        1,967,195

Contract owners' equity at
    beginning of period                                  3,468,267        1,961,163        3,100,182        1,132,987
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  3,647,241     $  3,468,267     $  5,065,862     $  3,100,182
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                             MID CAP VALUE--A                  MID CAP VALUE--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    460,085     $     48,063     $    818,865     $     69,089

Expenses:
    Mortality and expense risk
       and administrative charges                          189,501          157,672          363,821          271,555
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               270,584         (109,609)         455,044         (202,466)

Net realized gain (loss)                                   605,977          265,618        1,185,021          623,534
Unrealized appreciation (depreciation)
    during the period                                     (152,667)       1,901,963         (253,272)       3,223,569
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                723,894        2,057,972        1,386,793        3,644,637

Changes from principal transactions:
       Purchase payments                                    76,178           68,218        2,869,946        5,716,047
       Transfers between sub-accounts
           and the Company                                 945,406        1,872,178         (843,542)         557,053
       Withdrawals                                      (1,217,135)        (675,582)        (711,870)        (364,785)
       Annual contract fee                                  (7,591)          (7,034)         (65,463)         (38,862)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (203,142)       1,257,780        1,249,071        5,869,453
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                520,752        3,315,752        2,635,864        9,514,090

Contract owners' equity at
    beginning of period                                 11,721,975        8,406,223       21,808,440       12,294,350
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 12,242,727     $ 11,721,975     $ 24,444,304     $ 21,808,440
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                           FUNDAMENTAL VALUE--A              FUNDAMENTAL VALUE--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     43,898     $     44,823     $     40,532     $     48,628

Expenses:
    Mortality and expense risk
       and administrative charges                          156,864          152,048          310,922          203,936
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (112,966)        (107,225)        (270,390)        (155,308)

Net realized gain (loss)                                   379,066          160,166          524,961          286,733
Unrealized appreciation (depreciation)
    during the period                                      373,515          833,349        1,183,605        1,181,807
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                639,615          886,290        1,438,176        1,313,232

Changes from principal transactions:
       Purchase payments                                    48,066           34,133        4,742,426        5,516,825
       Transfers between sub-accounts
           and the Company                                 (33,416)         784,575        1,071,013        1,486,299
       Withdrawals                                        (839,375)        (695,609)        (543,476)        (234,771)
       Annual contract fee                                  (5,951)          (6,384)         (46,221)         (27,729)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (830,676)         116,715        5,223,742        6,740,624
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (191,061)       1,003,005        6,661,918        8,053,856

Contract owners' equity at
    beginning of period                                  9,739,559        8,736,554       17,273,442        9,219,586
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  9,548,498     $  9,739,559     $ 23,935,360     $ 17,273,442
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            EMERGING GROWTH--B               NATURAL RESOURCES--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $      8,280     $    166,699     $     51,994

Expenses:
    Mortality and expense risk
       and administrative charges                           11,040            7,501          136,811           56,670
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (11,040)             779           29,888           (4,676)

Net realized gain (loss)                                    27,072          (27,274)         960,722          443,878
Unrealized appreciation (depreciation)
    during the period                                       29,010           38,042        2,046,008          449,278
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                 45,042           11,547        3,036,618          888,480

Changes from principal transactions:
       Purchase payments                                    85,774          422,182        1,102,006        1,741,815
       Transfers between sub-accounts
           and the Company                                 122,522         (105,730)       3,193,709        1,177,527
       Withdrawals                                         (21,871)         (18,470)        (388,008)         (65,687)
       Annual contract fee                                  (2,321)          (1,418)         (18,420)          (4,712)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     184,104          296,564        3,889,287        2,848,943
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                229,146          308,111        6,925,905        3,737,423

Contract owners' equity at
    beginning of period                                    670,398          362,287        5,201,493        1,464,070
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $    899,544     $    670,398     $ 12,127,398     $  5,201,493
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                                MID CAP                         QUANTITATIVE
                                                                CORE--B                          ALL CAP--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    458,834     $     27,005     $     49,430     $      6,397

Expenses:
    Mortality and expense risk
       and administrative charges                           61,756           57,667            7,194            3,467
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               397,078          (30,662)          42,236            2,930

Net realized gain (loss)                                    86,331          132,922           10,620              408
Unrealized appreciation (depreciation)
    during the period                                     (377,303)         301,950          (19,966)          31,683
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                106,106          404,210           32,890           35,021

Changes from principal transactions:
       Purchase payments                                   382,615        1,876,837           92,644          203,033
       Transfers between sub-accounts
           and the Company                              (1,532,573)         308,152          164,959           23,601
       Withdrawals                                        (176,989)         (90,940)         (10,540)            (506)
       Annual contract fee                                 (13,194)          (8,782)          (1,453)            (343)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (1,340,141)       2,085,267          245,610          225,785
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (1,234,035)       2,489,477          278,500          260,806

Contract owners' equity at
    beginning of period                                  4,594,041        2,104,564          352,307           91,501
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  3,360,006     $  4,594,041     $    630,807     $    352,307
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                            LARGE CAP VALUE--B          SMALL CAP OPPORTUNITIES--A (6)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $     21,329     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           61,471           21,121           47,712                0
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (61,471)             208          (47,712)              (0)

Net realized gain (loss)                                   240,815           37,038          810,426                0
Unrealized appreciation (depreciation)
    during the period                                      365,134          280,900          587,353                0
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                544,478          318,146        1,350,067                0

Changes from principal transactions:
       Purchase payments                                   520,126          731,200            3,380                0
       Transfers between sub-accounts
           and the Company                               1,742,067        1,178,791        3,821,147                0
       Withdrawals                                        (396,240)        (107,133)        (586,078)               0
       Annual contract fee                                  (8,598)          (1,964)          (1,469)              (0)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   1,857,355        1,800,894        3,236,980                0
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                              2,401,833        2,119,040        4,587,047                0

Contract owners' equity at
    beginning of period                                  2,556,836          437,796                0                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  4,958,669     $  2,556,836     $  4,587,047     $          0
                                                      ============     ============     ============     ============

----------
(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                                                                  SPECIAL
                                                        SMALL CAP OPPORTUNITIES--B                VALUE--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     55,557     $     22,672     $      3,508     $      3,481

Expenses:
    Mortality and expense risk
       and administrative charges                          101,872           24,630           13,968            7,947
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (46,315)          (1,958)         (10,460)          (4,466)

Net realized gain (loss)                                  (485,854)         178,465           40,014            8,230
Unrealized appreciation (depreciation)
    during the period                                      863,421          217,324            3,279           93,428
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                331,252          393,831           32,833           97,192

Changes from principal transactions:
       Purchase payments                                   360,180          804,183           59,408          175,824
       Transfers between sub-accounts
           and the Company                               5,422,246          663,315            7,552          490,762
       Withdrawals                                        (190,461)         (78,697)        (143,859)         (16,855)
       Annual contract fee                                 (20,531)          (3,818)          (2,036)            (749)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   5,571,434        1,384,983          (78,935)         648,982
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                              5,902,686        1,778,814          (46,102)         746,174

Contract owners' equity at
    beginning of period                                  2,460,629          681,815          857,119          110,945
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  8,363,315     $  2,460,629     $    811,017     $    857,119
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                           REAL RETURN BOND--B             AMERICAN INTERNATIONAL--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    648,867     $    137,961     $  2,587,932     $    154,390

Expenses:
    Mortality and expense risk
       and administrative charges                          247,904          154,494          614,944          161,964
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               400,963          (16,533)       1,972,988           (7,574)

Net realized gain (loss)                                   228,570          112,208          752,610          251,122
Unrealized appreciation (depreciation)
    during the period                                     (698,824)         563,010        5,710,075        1,997,715
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                (69,291)         658,685        8,435,673        2,241,263

Changes from principal transactions:
       Purchase payments                                 1,095,990        3,743,917       23,766,350       12,718,657
       Transfers between sub-accounts
           and the Company                               3,690,240        4,311,004        5,749,944        3,597,319
       Withdrawals                                        (647,411)        (524,560)      (1,330,197)        (340,602)
       Annual contract fee                                 (31,791)         (14,526)         (39,388)         (12,801)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   4,107,028        7,515,835       28,146,709       15,962,573
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                              4,037,737        8,174,520       36,582,382       18,203,836

Contract owners' equity at
    beginning of period                                 12,407,009        4,232,489       21,677,699        3,473,863
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 16,444,746     $ 12,407,009     $ 58,260,081     $ 21,677,699
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                                                          AMERICAN BLUE-CHIP INCOME &
                                                            AMERICAN GROWTH--B                   GROWTH--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     83,653     $      7,652     $  1,895,911     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                        1,191,642          479,100          277,090          208,753
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                            (1,107,989)        (471,448)       1,618,821         (208,753)

Net realized gain (loss)                                 1,232,420          571,358       (1,835,456)         140,218
Unrealized appreciation (depreciation)
    during the period                                   11,256,349        3,754,739       (1,025,325)       1,159,824
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations             11,380,780        3,854,649       (1,241,960)       1,091,289

Changes from principal transactions:
       Purchase payments                                42,436,636       26,005,620        3,115,741        5,465,966
       Transfers between sub-accounts
           and the Company                               8,516,160        7,664,599          267,421        3,133,237
       Withdrawals                                      (2,379,388)        (934,622)        (917,613)        (452,894)
       Annual contract fee                                (120,358)         (49,190)         (46,288)         (27,455)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  48,453,050       32,686,407        2,419,261        8,118,854
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             59,833,830       36,541,056        1,177,301        9,210,143

Contract owners' equity at
    beginning of period                                 49,974,517       13,433,461       17,269,068        8,058,925
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $109,808,347     $ 49,974,517     $ 18,446,369     $ 17,269,068
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      -----------------------------     -----------------------------
                                                        AMERICAN GROWTH- INCOME--B         AMERICAN BOND FUND--B (7)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    274,067     $     81,804     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                        1,005,471          359,178           68,523                0
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (731,404)        (277,374)         (68,523)              (0)

Net realized gain (loss)                                   361,746          410,591        2,123,654                0
Unrealized appreciation (depreciation)
    during the period                                    3,635,898        2,274,672           98,216                0
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations              3,266,240        2,407,889        2,153,347                0

Changes from principal transactions:
       Purchase payments                                43,086,413       21,793,977       16,177,038                0
       Transfers between sub-accounts
           and the Company                               9,482,333        6,662,651        4,178,612                0
       Withdrawals                                      (2,784,772)        (762,516)         (60,549)              (0)
       Annual contract fee                                 (72,242)         (34,040)            (335)              (0)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  49,711,732       27,660,072       20,294,766                0
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             52,977,972       30,067,961       22,448,113                0

Contract owners' equity at
    beginning of period                                 39,432,273        9,364,312                0                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 92,410,245     $ 39,432,273     $ 22,448,113     $          0
                                                      ============     ============     ============     ============

----------
(7) Commencement of Operations, August 1, 2005, through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        AMERICAN CENTURY -- SMALL          PIMCO VIT ALL ASSET (8)
                                                              COMPANY (8)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     10,636     $          0     $    194,421     $     57,076

Expenses:
    Mortality and expense risk
       and administrative charges                            6,264              333           63,203            9,449
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                 4,372             (333)         131,218           47,627

Net realized gain (loss)                                     1,468              298           34,884            8,214
Unrealized appreciation (depreciation)
    during the period                                       19,987            7,487           15,375           49,600
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                 25,827            7,452          181,477          105,441

Changes from principal transactions:
       Purchase payments                                    84,310           37,832          471,216          746,961
       Transfers between sub-accounts
           and the Company                                 340,765           21,574        2,727,188        1,376,043
       Withdrawals                                          (9,287)            (183)        (153,862)         (12,830)
       Annual contract fee                                    (414)              (8)          (6,723)            (179)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     415,374           59,215        3,037,819        2,109,995
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                441,201           66,667        3,219,296        2,215,995

Contract owners' equity at
    beginning of period                                     66,667                0        2,215,436                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $    507,868     $     66,667     $  5,434,732     $  2,215,436
                                                      ============     ============     ============     ============

----------
(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                           LMFC CORE EQUITY (8)             PIM CLASSIC VALUE (8)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $     63,264     $      3,700

Expenses:
    Mortality and expense risk
       and administrative charges                           58,064            6,418           17,686            3,325
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (58,064)          (6,418)          45,578              375

Net realized gain (loss)                                   107,153           10,095           20,045            1,944
Unrealized appreciation (depreciation)
    during the period                                      259,595          195,220           29,521           61,294
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                308,684          198,897           95,144           63,613

Changes from principal transactions:
       Purchase payments                                 2,568,696        1,518,806          328,094          604,479
       Transfers between sub-accounts
           and the Company                                 697,418           79,003          104,214           90,368
       Withdrawals                                         (96,009)          (1,437)         (11,443)            (458)
       Annual contract fee                                    (677)             (11)            (106)             (11)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   3,169,428        1,596,361          420,759          694,578
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                              3,478,112        1,795,258          515,903          758,191

Contract owners' equity at
    beginning of period                                  1,795,258                0          758,191                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  5,273,370     $  1,795,258     $  1,274,094     $    758,191
                                                      ============     ============     ============     ============

----------
(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                                                                    US GLOBAL LEADERS
                                                          QUANTITATIVE VALUE (8)                      GROWTH--A (6)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $      3,251     $          0     $     31,049     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                            1,840              194           19,579                0
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                 1,411             (194)          11,470               (0)

Net realized gain (loss)                                       407               30           20,342                0
Unrealized appreciation (depreciation)
    during the period                                          320            5,420          102,256                0
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                  2,138            5,256          134,068                0

Changes from principal transactions:
       Purchase payments                                   107,275           25,803            1,100                0
       Transfers between sub-accounts
           and the Company                                 (83,272)          76,813        1,610,477                0
       Withdrawals                                          (9,393)            (154)         (70,375)               0
       Annual contract fee                                    (554)               0           (1,045)               0
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      14,056          102,462        1,540,157                0
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                 16,194          107,718        1,674,225                0

Contract owners' equity at
    beginning of period                                    107,718                0                0                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $    123,912     $    107,718     $  1,674,225     $          0
                                                      ============     ============     ============     ============

----------
(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      -----------------------------------------------------------------
                                                            US GLOBAL LEADERS          JOHN HANCOCK STRATEGIC INCOME (8)
                                                              GROWTH--B (8)
                                                      -----------------------------    --------------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005               2004
                                                      ------------     ------------     ------------     --------------
Income:
   Dividends                                          $     77,720     $      2,260     $     64,464     $     10,646

Expenses:
    Mortality and expense risk
       and administrative charges                           52,569            2,620           22,506            3,629
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                25,151             (360)          41,958            7,017

Net realized gain (loss)                                    14,972              134            2,627              391
Unrealized appreciation (depreciation)
    during the period                                      258,262           31,192          (33,686)          25,899
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                298,385           30,966           10,899           33,307

Changes from principal transactions:
       Purchase payments                                   412,467          551,827          509,783          649,939
       Transfers between sub-accounts
           and the Company                               3,366,414            6,256          478,448           62,629
       Withdrawals                                         (82,851)               0          (25,832)            (335)
       Annual contract fee                                  (7,232)               0             (328)               0
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   3,688,798          558,083          962,071          712,233
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                              3,987,183          589,049          972,970          745,540

Contract owners' equity at
    beginning of period                                    589,049                0          745,540                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  4,576,232     $    589,049     $  1,718,510     $    745,540
                                                      ============     ============     ============     ============



----------
(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        JOHN HANCOCK INTERNATIONAL       JOHN HANCOCK INTERNATIONAL
                                                        EQUITY INDEX-- A (8), (9)         EQUITY INDEX--B (8), (9)
                                                      -----------------------------     -----------------------------
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     81,598     $      3,246     $    216,386     $      7,470

Expenses:
    Mortality and expense risk
       and administrative charges                           14,357            6,941           39,430           16,974
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                67,241           (3,695)         176,956           (9,504)

Net realized gain (loss)                                    52,007            3,795           65,492          (32,760)
Unrealized appreciation (depreciation)
    during the period                                        1,152          129,344          123,557          321,452
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                120,400          129,444          366,005          279,188

Changes from principal transactions:
       Purchase payments                                     8,799            7,091          414,759          308,024
       Transfers between sub-accounts
           and the Company                                  59,449          886,768          (72,890)       1,890,180
       Withdrawals                                        (106,470)         (17,551)         (58,120)         (34,128)
       Annual contract fee                                    (744)            (112)          (8,193)          (7,497)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (38,966)         876,196          275,556        2,156,579
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                 81,434        1,005,640          641,561        2,435,767

Contract owners' equity at
    beginning of period                                  1,005,640                0        2,435,767                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  1,087,074     $  1,005,640     $  3,077,328     $  2,435,767
                                                      ============     ============     ============     ============

----------
(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(9) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                                                         INDEPENDENCE
                                                     ACTIVE BOND--A    ACTIVE BOND--B   CGTC OVERSEAS    INVESTMENT LLC
                                                           (6)             (6)          EQUITY--B (6)    SMALL CAP--B (6)
                                                      ------------     ------------     ------------     ----------------
                                                      YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                      DECEMBER 31      DECEMBER 31      DECEMBER 31        DECEMBER 31
                                                          2005             2005             2005               2005
                                                      ------------     ------------     ------------     ----------------
Income:
   Dividends                                          $     25,253     $    141,673     $      1,778     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                          113,766          614,408              768              224
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (88,513)        (472,735)           1,010             (224)

Net realized gain (loss)                                    13,544          (39,589)           4,871              120
Unrealized appreciation (depreciation)
    during the period                                      134,635          578,289            7,950            1,741
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                 59,666           65,965           13,831            1,637

Changes from principal transactions:
       Purchase payments                                     6,735       16,016,427           61,421              500
       Transfers between sub-accounts
           and the Company                              11,186,344       48,032,511           95,528           58,069
       Withdrawals                                      (1,029,999)        (889,323)            (877)               0
       Annual contract fee                                  (3,360)         (10,420)            (163)              (7)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  10,159,720       63,149,195          155,909           58,562
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             10,219,386       63,215,160          169,740           60,199

Contract owners' equity at
    beginning of period                                          0                0                0                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 10,219,386     $ 63,215,160     $    169,740     $     60,199
                                                      ============     ============     ============     ============

----------
(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                     -----------------------------------------------------------------
                                                         MARISCO
                                                      INTERNATIONAL    T ROWE PRICE
                                                     OPPORTUNITIES--B  MID VALUE--B      UBS LARGE       US HIGH YIELD
                                                            (6)             (6)          CAP--B (6)       BOND--B (6)
                                                      ------------     ------------     ------------     ------------
                                                      YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                      DECEMBER 31      DECEMBER 31       DECEMBER 31      DECEMBER 31
                                                         2005              2005             2005             2005
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $        803     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                            2,869              551              205              175
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                (2,869)             252             (205)            (175)

Net realized gain (loss)                                    17,293              165                7                6
Unrealized appreciation (depreciation)
    during the period                                       66,290            2,907            2,094              922
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                 80,714            3,324            1,896              753

Changes from principal transactions:
       Purchase payments                                    86,675           91,005           16,500            3,215
       Transfers between sub-accounts
           and the Company                                 437,323           94,503           82,689           63,635
       Withdrawals                                          (3,951)          (1,237)               0             (259)
       Annual contract fee                                     (83)             (21)               0                0
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     519,964          184,250           99,189           66,591
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                600,678          187,574          101,085           67,344

Contract owners' equity at
    beginning of period                                          0                0                0                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $    600,678     $    187,574     $    101,085     $     67,344
                                                      ============     ============     ============     ============

----------
(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                                     -----------------------------------------------
                                                     WELLINGTON SMALL  WELLINGTON       WELLS CAPITAL
                                                     CAP GROWTH--B      SMALL CAP       CORE BOND--B
                                                          (6)          VALUE--B (6)          (6)
                                                      ------------     ------------     ------------
                                                       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                       DECEMBER 31     DECEMBER 31      DECEMBER 31
                                                          2005             2005            2005
                                                      ------------     ------------     ------------
Income:
   Dividends                                          $      4,582     $      4,794     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                            1,725            3,456              430
                                                      ------------     ------------     ------------

Net investment income (loss)                                 2,857            1,338             (430)

Net realized gain (loss)                                     1,457            3,155              (47)
Unrealized appreciation (depreciation)
    during the period                                       22,448            4,349              336
                                                      ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                 26,762            8,842             (141)

Changes from principal transactions:
       Purchase payments                                    72,226          238,855           45,250
       Transfers between sub-accounts
           and the Company                                 379,134          582,700           39,407
       Withdrawals                                             (28)          (2,778)               0
       Annual contract fee                                    (138)            (147)               0
                                                      ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     451,194          818,630           84,657
                                                      ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                477,956          827,472           84,516

Contract owners' equity at
    beginning of period                                          0                0                0
                                                      ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $    477,956     $    827,472     $     84,516
                                                      ============     ============     ============


----------
(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      -----------------------------------------------------------------
                                                      GREAT COMPANIES OF AMERICA--B     SCUDDER 21ST CENTURY GROWTH--B
                                                                  (10)                              (11)
                                                      -----------------------------     -------------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005               2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $      1,275     $          2     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                               60              200            4,031           10,434
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                 1,215             (198)          (4,031)         (10,434)

Net realized gain (loss)                                    (1,703)          (5,772)          20,912            2,131
Unrealized appreciation (depreciation)
    during the period                                           54              (54)         (86,022)          63,173
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                   (434)          (6,024)         (69,141)          54,870

Changes from principal transactions:
       Purchase payments                                         0           45,635            6,028          288,972
       Transfers between sub-accounts
           and the Company                                 (13,693)         (25,425)        (709,645)          11,239
       Withdrawals                                               0                0             (719)          (2,109)
       Annual contract fee                                     (59)               0             (465)          (2,019)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (13,752)          20,210         (704,801)         296,083
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                (14,186)          14,186         (773,942)         350,953

Contract owners' equity at
    beginning of period                                     14,186                0          773,942          422,989
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $          0     $     14,186     $          0     $    773,942
                                                      ============     ============     ============     ============

----------
(10) On April 29, 2005 Great Companies of America Class B sub-account ceased operations through a vote of the Board of Directors.

(11) On April 29, 2005 Scudder 21st Century Growth Class B sub-account ceased operations through a vote of the Board of Directors.



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        SCUDDER CAPITAL GROWTH--B        SCUDDER GLOBAL DISCOVERY--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $      9,199     $      1,818     $      5,077     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           65,729           19,308           26,954           14,093
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (56,530)         (17,490)         (21,877)         (14,093)

Net realized gain (loss)                                    84,514           36,997           72,674           19,737
Unrealized appreciation (depreciation)
    during the period                                      451,187           78,455          248,719          210,687
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                479,171           97,962          299,516          216,331

Changes from principal transactions:
       Purchase payments                                   134,882          595,279           76,184          651,358
       Transfers between sub-accounts
           and the Company                               3,571,835           50,365          833,481           29,020
       Withdrawals                                        (102,031)          (7,794)         (19,938)         (10,513)
       Annual contract fee                                 (15,215)          (3,536)          (6,928)          (1,848)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   3,589,471          634,314          882,799          668,017
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                              4,068,642          732,276        1,182,315          884,348

Contract owners' equity at
    beginning of period                                  1,490,532          758,256        1,294,337          409,989
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  5,559,174     $  1,490,532     $  2,476,652     $  1,294,337
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                       SCUDDER GROWTH & INCOME--B         SCUDDER HEALTH SCIENCES--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     27,710     $      8,552     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           56,213           32,588           41,900           33,101
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (28,503)         (24,036)         (41,900)         (33,101)

Net realized gain (loss)                                    69,086           38,376           51,453           38,992
Unrealized appreciation (depreciation)
    during the period                                      169,217          181,796          153,695          138,645
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                209,800          196,136          163,248          144,536

Changes from principal transactions:
       Purchase payments                                  (125,978)       1,947,860          131,413        1,054,931
       Transfers between sub-accounts
           and the Company                               1,022,247          (13,249)         168,212           93,069
       Withdrawals                                        (171,074)         (32,543)         (91,552)         (20,911)
       Annual contract fee                                 (13,283)          (3,922)         (10,232)          (5,647)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     711,912        1,898,146          197,841        1,121,442
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                921,712        2,094,282          361,089        1,265,978

Contract owners' equity at
    beginning of period                                  3,061,192          966,910        2,451,554        1,185,576
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  3,982,904     $  3,061,192     $  2,812,643     $  2,451,554
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        SCUDDER INTERNATIONAL--B        SCUDDER MID CAP GROWTH--B (12)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     48,516     $     21,230     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           56,401           41,255           20,019           18,020
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                (7,885)         (20,025)         (20,019)         (18,020)

Net realized gain (loss)                                   173,043           61,437           35,237            3,478
Unrealized appreciation (depreciation)
    during the period                                      287,287          399,616          121,361           31,467
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                452,445          441,028          136,579           16,925

Changes from principal transactions:
       Purchase payments                                   133,716        2,114,701           14,951          534,595
       Transfers between sub-accounts
           and the Company                                (380,212)         (71,710)         (55,380)          50,344
       Withdrawals                                         (82,170)         (73,439)         (38,820)          (5,959)
       Annual contract fee                                 (10,805)          (5,600)          (5,328)          (3,288)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (339,471)       1,963,952          (84,577)         575,692
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                112,974        2,404,980           52,002          592,617

Contract owners' equity at
    beginning of period                                  3,633,511        1,228,531        1,310,950          718,333
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  3,746,485     $  3,633,511     $  1,362,952     $  1,310,950
                                                      ============     ============     ============     ============


----------
(12) On October 28, 2005 Scudder Aggressive Growth Class B was renamed Scudder Mid Cap Growth Class B through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                          SCUDDER BLUE CHIP--B           SCUDDER CONTRARIAN VALUE--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     24,193     $      6,578     $     70,170     $     46,776

Expenses:
    Mortality and expense risk
       and administrative charges                           68,094           49,865           72,803           66,908
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (43,901)         (43,287)          (2,633)         (20,132)

Net realized gain (loss)                                   109,014           66,849           76,935           71,527
Unrealized appreciation (depreciation)
    during the period                                      269,783          410,403          (79,785)         295,507
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                334,896          433,965           (5,483)         346,902

Changes from principal transactions:
       Purchase payments                                   153,944        1,866,260          193,911        2,748,315
       Transfers between sub-accounts
           and the Company                                  34,985          180,477         (436,455)         431,842
       Withdrawals                                        (184,926)         (93,391)        (131,863)         (47,169)
       Annual contract fee                                 (16,344)          (8,325)         (18,287)         (12,022)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (12,341)       1,945,021         (392,694)       3,120,966
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                322,555        2,378,986         (398,177)       3,467,868

Contract owners' equity at
    beginning of period                                  4,122,031        1,743,045        5,038,196        1,570,328
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  4,444,586     $  4,122,031     $  4,640,019     $  5,038,196
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ------------------------------------------------------------------
                                                       SCUDDER GLOBAL BLUE CHIP--B      SCUDDER GOVERNMENT SECURITIES--B
                                                      -----------------------------     --------------------------------
                                                          YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                          2005             2004             2005                2004
                                                      ------------     ------------     ------------        ------------
Income:
   Dividends                                          $          0     $      5,813     $    161,376        $    116,849

Expenses:
    Mortality and expense risk
       and administrative charges                           29,700           16,571           59,558              57,230
                                                      ------------     ------------     ------------        ------------

Net investment income (loss)                               (29,700)         (10,758)         101,818              59,619

Net realized gain (loss)                                    75,964           10,955           (3,982)              2,033
Unrealized appreciation (depreciation)
    during the period                                      346,149          159,252          (76,888)             (1,997)
                                                      ------------     ------------     ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations                392,413          159,449           20,948              59,655

Changes from principal transactions:
       Purchase payments                                    33,008          417,302           63,001           1,580,300
       Transfers between sub-accounts
           and the Company                                 519,576          258,035           64,889            (452,513)
       Withdrawals                                         (74,374)         (17,476)        (148,091)            (69,318)
       Annual contract fee                                  (7,565)          (3,121)         (10,857)             (8,022)
                                                      ------------     ------------     ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     470,645          654,740          (31,058)          1,050,447
                                                      ------------     ------------     ------------        ------------

Total increase (decrease) in
    contract owners' equity                                863,058          814,189          (10,110)          1,110,102

Contract owners' equity at
    beginning of period                                  1,412,893          598,704        3,620,271           2,510,169
                                                      ------------     ------------     ------------        ------------

Contract owners' equity at
    end of period                                     $  2,275,951     $  1,412,893     $  3,610,161        $  3,620,271
                                                      ============     ============     ============        ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                         SCUDDER GROWTH--B (13)             SCUDDER HIGH INCOME--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $      6,156     $          0     $    385,095     $    182,765

Expenses:
    Mortality and expense risk
       and administrative charges                            7,036           15,544           63,158           54,218
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                  (880)         (15,544)         321,937          128,547

Net realized gain (loss)                                    21,584            2,367           24,450           13,220
Unrealized appreciation (depreciation)
    during the period                                      (73,311)          58,969         (293,642)         234,965
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                (52,607)          45,792           52,745          376,732

Changes from principal transactions:
       Purchase payments                                    43,815          912,007          140,013        1,818,607
       Transfers between sub-accounts
           and the Company                              (1,366,856)          44,591         (461,555)         197,549
       Withdrawals                                          (7,214)         (10,653)        (230,460)         (68,570)
       Annual contract fee                                  (1,910)          (1,838)         (14,399)          (8,907)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (1,332,165)         944,107         (566,401)       1,938,679
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (1,384,772)         989,899         (513,656)       2,315,411

Contract owners' equity at
    beginning of period                                  1,384,772          394,873        4,239,624        1,924,213
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $          0     $  1,384,772     $  3,725,968     $  4,239,624
                                                      ============     ============     ============     ============

----------
(13) On April 29, 2005 Scudder Growth sub-account ceased operations through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                      SCUDDER INTERNATIONAL SELECT
                                                               EQUITY--B                    SCUDDER FIXED INCOME--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     62,560     $      9,082     $    295,709     $    194,994

Expenses:
    Mortality and expense risk
       and administrative charges                           45,843           27,777          121,869           89,403
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                16,717          (18,695)         173,840          105,591

Net realized gain (loss)                                   173,012           29,531          (13,939)           4,265
Unrealized appreciation (depreciation)
    during the period                                      153,131          303,412         (143,548)          57,110
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                342,860          314,248           16,353          166,966

Changes from principal transactions:
       Purchase payments                                   215,219        1,217,364          376,289        4,784,180
       Transfers between sub-accounts
           and the Company                                 477,494          236,952           55,309          (36,545)
       Withdrawals                                         (88,393)         (34,370)        (495,020)        (206,085)
       Annual contract fee                                 (10,763)          (4,173)         (23,626)         (11,302)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     593,557        1,415,773          (87,048)       4,530,248
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                936,417        1,730,021          (70,695)       4,697,214

Contract owners' equity at
    beginning of period                                  2,464,053          734,032        7,664,090        2,966,876
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  3,400,470     $  2,464,053     $  7,593,395     $  7,664,090
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                                                                   SCUDDER
                                                         SCUDDER MONEY MARKET--B             SMALL CAP GROWTH--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     54,758     $     16,427     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           35,683           49,248           53,441           37,897
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                                19,075          (32,821)         (53,441)         (37,897)

Net realized gain (loss)                                       (28)             144           76,657           25,578
Unrealized appreciation (depreciation)
    during the period                                            0                0          199,123          221,282
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                 19,047          (32,677)         222,339          208,963

Changes from principal transactions:
       Purchase payments                                 2,820,551        4,912,936          151,572        1,294,437
       Transfers between sub-accounts
           and the Company                              (1,395,210)      (6,445,530)         470,432             (533)
       Withdrawals                                         (45,241)        (104,098)        (119,974)         (35,496)
       Annual contract fee                                 (11,703)          (2,632)         (12,352)          (6,209)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   1,368,397       (1,639,324)         489,678        1,252,199
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                              1,387,444       (1,672,001)         712,017        1,461,162

Contract owners' equity at
    beginning of period                                  2,350,540        4,022,541        2,902,789        1,441,627
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  3,737,984     $  2,350,540     $  3,614,806     $  2,902,789
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                      SCUDDER TECHNOLOGY GROWTH--B         SCUDDER TOTAL RETURN--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $      1,871     $          0     $     69,683     $     32,294

Expenses:
    Mortality and expense risk
       and administrative charges                           25,407           20,590           47,620           46,133
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (23,536)         (20,590)          22,063          (13,839)

Net realized gain (loss)                                    14,801           23,410           46,226           93,733
Unrealized appreciation (depreciation)
    during the period                                       46,045           32,512           (9,442)          66,354
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                 37,310           35,332           58,847          146,248

Changes from principal transactions:
       Purchase payments                                   125,654          537,457          126,375        1,540,910
       Transfers between sub-accounts
           and the Company                                 107,382           53,667          (40,245)        (786,708)
       Withdrawals                                         (82,175)         (21,098)        (624,809)         (41,732)
       Annual contract fee                                  (6,157)          (4,165)         (13,145)          (6,314)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     144,704          565,861         (551,824)         706,156
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                182,014          601,193         (492,977)         852,404

Contract owners' equity at
    beginning of period                                  1,542,392          941,199        3,298,369        2,445,965
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  1,724,406     $  1,542,392     $  2,805,392     $  3,298,369
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                                                          SCUDDER DREMAN FINANCIAL
                                                      SCUDDER DAVIS VENTURE VALUE--B             SERVICES--B
                                                      ------------------------------    -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     25,330     $      1,621     $     24,546     $     16,001

Expenses:
    Mortality and expense risk
       and administrative charges                          114,281           80,915           26,066           25,114
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (88,951)         (79,294)          (1,520)          (9,113)

Net realized gain (loss)                                   117,374           91,311           10,772           38,692
Unrealized appreciation (depreciation)
    during the period                                      482,134          463,518          (42,147)         106,826
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                510,557          475,535          (32,895)         136,405

Changes from principal transactions:
       Purchase payments                                   409,179        3,166,032           93,642          789,932
       Transfers between sub-accounts
           and the Company                                 431,063          518,732           23,021           24,085
       Withdrawals                                        (122,214)         (64,167)         (44,825)         (19,698)
       Annual contract fee                                 (23,734)         (12,311)          (6,922)          (4,964)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     694,294        3,608,286           64,916          789,355
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                              1,204,851        4,083,821           32,021          925,760

Contract owners' equity at
    beginning of period                                  6,548,863        2,465,042        1,684,468          758,708
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  7,753,714     $  6,548,863     $  1,716,489     $  1,684,468
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                        SCUDDER DREMAN HIGH RETURN         SCUDDER DREMAN SMALL CAP
                                                               EQUITY--B                         VALUE--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     98,674     $     56,994     $    472,814     $     13,235

Expenses:
    Mortality and expense risk
       and administrative charges                          117,675           85,989           84,166           58,312
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (19,001)         (28,995)         388,648          (45,077)

Net realized gain (loss)                                   118,475          118,319          128,656           92,705
Unrealized appreciation (depreciation)
    during the period                                      343,571          607,788          (99,926)         788,680
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                443,045          697,112          417,378          836,308

Changes from principal transactions:
       Purchase payments                                   376,999        3,302,848          276,151        2,553,459
       Transfers between sub-accounts
           and the Company                                 863,133          (89,376)         304,378           16,827
       Withdrawals                                        (236,838)        (122,894)        (135,883)         (46,391)
       Annual contract fee                                 (28,954)         (13,754)         (21,169)          (8,872)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     974,340        3,076,824          423,477        2,515,023
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                              1,417,385        3,773,936          840,855        3,351,331

Contract owners' equity at
    beginning of period                                  6,820,754        3,046,818        5,070,920        1,719,589
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  8,238,139     $  6,820,754     $  5,911,775     $  5,070,920
                                                      ============     ============     ============     ============

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                          SCUDDER EAGLE FOCUSED             SCUDDER FOCUS VALUE &
                                                        LARGE CAP GROWTH--B (14)                GROWTH--B (15)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $      3,441     $          0     $      8,244     $      1,966

Expenses:
    Mortality and expense risk
       and administrative charges                           14,664           35,820            4,374            9,525
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (11,223)         (35,820)           3,870           (7,559)

Net realized gain (loss)                                   (85,608)           3,549           39,408            3,520
Unrealized appreciation (depreciation)
    during the period                                     (158,119)          78,518         (100,074)          75,443
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations               (254,950)          46,247          (56,796)          71,404

Changes from principal transactions:
       Purchase payments                                    61,827        1,740,081           18,548          508,980
       Transfers between sub-accounts
           and the Company                              (2,765,863)          21,243         (821,497)          39,342
       Withdrawals                                         (14,633)         (44,789)              (5)          (1,228)
       Annual contract fee                                  (2,272)          (5,453)            (382)          (1,170)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (2,720,941)       1,711,082         (803,336)         545,924
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (2,975,891)       1,757,329         (860,132)         617,328

Contract owners' equity at
    beginning of period                                  2,975,891        1,218,562          860,132          242,804
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $          0     $  2,975,891     $          0     $    860,132
                                                      ============     ============     ============     ============


----------
(14) On April 29, 2005 Scudder Eagle Focused Large Cap Growth sub-account ceased operations through a vote of the Board of Directors.

(15) On April 29, 2005 Scudder Focus Value & Growth sub-account ceased operations through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                          SCUDDER INDEX 500               SCUDDER SALOMON AGGRESSIVE
                                                          PORTFOLIO--B (16)                    GROWTH--B (17)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    213,354     $     32,573     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                          108,679          102,699           14,002            7,461
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               104,675          (70,126)         (14,002)          (7,461)

Net realized gain (loss)                                   995,514           43,689           59,864           46,039
Unrealized appreciation (depreciation)
    during the period                                     (889,461)         693,171           38,120           52,480
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                210,728          666,734           83,982           91,058

Changes from principal transactions:
       Purchase payments                                   653,397        4,041,188           30,296          186,103
       Transfers between sub-accounts
           and the Company                             (10,275,337)       2,113,831         (392,722)         470,784
       Withdrawals                                        (123,161)         (83,298)         (14,752)          (4,664)
       Annual contract fee                                 (42,957)         (13,835)          (2,563)            (951)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (9,788,058)       6,057,886         (379,741)         651,272
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             (9,577,330)       6,724,620         (295,759)         742,330

Contract owners' equity at
    beginning of period                                  9,577,330        2,852,710          995,343          253,013
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $          0     $  9,577,330     $    699,584     $    995,343
                                                      ============     ============     ============     ============

----------
(16) On September 16, 2005 Scudder Index 500 Portfolio B sub-account ceased operations through a vote of the Board of Directors.

(17) On August 1, 2005 Scudder Invesco Dynamic Growth- B was renamed Scudder Salomon Aggressive Growth-B through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                          SCUDDER JANUS GROWTH                SCUDDER JANUS GROWTH
                                                               & INCOME--B                      OPPORTUNITIES--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           34,974           25,006           11,510            6,074
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (34,974)         (25,006)         (11,510)          (6,074)

Net realized gain (loss)                                    41,096           14,748           69,817            1,631
Unrealized appreciation (depreciation)
    during the period                                      216,492          186,614            5,198           44,497
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                222,614          176,356           63,505           40,054

Changes from principal transactions:
       Purchase payments                                   187,812          912,706           32,866          125,188
       Transfers between sub-accounts
           and the Company                                 119,334           79,787          723,184           10,139
       Withdrawals                                         (79,883)         (50,699)         (31,129)          (3,130)
       Annual contract fee                                  (7,477)          (4,279)          (1,995)          (1,429)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     219,786          937,515          722,926          130,768
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                442,400        1,113,871          786,431          170,822

Contract owners' equity at
    beginning of period                                  2,060,243          946,372          446,253          275,431
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  2,502,643     $  2,060,243     $  1,232,684     $    446,253
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                          SCUDDER MFS STRATEGIC             SCUDDER OAK STRATEGIC
                                                                VALUE--B                          EQUITY--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    375,236     $      2,891     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           60,924           44,716           26,343           22,133
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               314,312          (41,825)         (26,343)         (22,133)

Net realized gain (loss)                                   109,893           41,680           (6,378)           5,235
Unrealized appreciation (depreciation)
    during the period                                     (529,226)         490,246          (72,835)          29,887
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations               (105,021)         490,101         (105,556)          12,989

Changes from principal transactions:
       Purchase payments                                   195,798        2,016,468           82,933        1,005,020
       Transfers between sub-accounts
           and the Company                                (435,338)         480,815         (361,082)          71,949
       Withdrawals                                         (76,715)         (61,407)         (36,001)         (16,698)
       Annual contract fee                                 (11,813)          (6,168)          (6,039)          (3,139)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    (328,068)       2,429,708         (320,189)       1,057,132
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                               (433,089)       2,919,809         (425,745)       1,070,121

Contract owners' equity at
    beginning of period                                  4,087,789        1,167,980        1,841,505          771,384
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  3,654,700     $  4,087,789     $  1,415,760     $  1,841,505
                                                      ============     ============     ============     ============


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ------------------------------------------------------------------
                                                           SCUDDER TURNER MID CAP
                                                                  GROWTH--B                    SCUDDER REAL ESTATE--B
                                                      -----------------------------        -----------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                          2005             2004                2005             2004
                                                      ------------     ------------        ------------     ------------
Income:
   Dividends                                          $          0     $          0        $    380,352     $     22,439

Expenses:
    Mortality and expense risk
       and administrative charges                           36,427           23,149              68,312           48,497
                                                      ------------     ------------        ------------     ------------

Net investment income (loss)                               (36,427)         (23,149)            312,040          (26,058)

Net realized gain (loss)                                   151,640           32,839             218,951           99,292
Unrealized appreciation (depreciation)
    during the period                                      113,067          149,440            (126,023)         807,460
                                                      ------------     ------------        ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                228,280          159,130             404,968          880,694

Changes from principal transactions:
       Purchase payments                                   135,866          933,293             158,789        1,999,363
       Transfers between sub-accounts
           and the Company                                 513,305            7,679            (240,349)        (285,440)
       Withdrawals                                         (36,062)         (15,014)            (98,620)         (65,941)
       Annual contract fee                                  (7,876)          (3,556)            (16,481)          (8,252)
                                                      ------------     ------------        ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     605,233          922,402            (196,661)       1,639,730
                                                      ------------     ------------        ------------     ------------

Total increase (decrease) in
    contract owners' equity                                833,513        1,081,532             208,307        2,520,424

Contract owners' equity at
    beginning of period                                  1,891,689          810,157           4,174,495        1,654,071
                                                      ------------     ------------        ------------     ------------

Contract owners' equity at
    end of period                                     $  2,725,202     $  1,891,689        $  4,382,802     $  4,174,495
                                                      ============     ============        ============     ============

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                                                         SCUDDER CONSERVATIVE INCOME
                                                      SCUDDER STRATEGIC INCOME--B               STRATEGY (18)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $    182,962     $     54,676     $        549     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           37,177           25,811           14,439              244
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               145,785           28,865          (13,890)            (244)

Net realized gain (loss)                                    (3,817)            (782)          10,695                2
Unrealized appreciation (depreciation)
    during the period                                     (135,618)         114,769           27,232            1,512
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                  6,350          142,852           24,037            1,270

Changes from principal transactions:
       Purchase payments                                   196,360        1,186,845        1,002,256          123,907
       Transfers between sub-accounts
           and the Company                                 140,865          (53,748)          81,994           34,628
       Withdrawals                                         (95,960)         (59,155)          (5,680)               0
       Annual contract fee                                  (7,779)          (3,359)          (1,521)               0
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     233,486        1,070,583        1,077,049          158,535
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                239,836        1,213,435        1,101,086          159,805

Contract owners' equity at
    beginning of period                                  2,114,027          900,592          159,805                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  2,353,863     $  2,114,027     $  1,260,891     $    159,805
                                                      ============     ============     ============     ============


----------
(18) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                         SCUDDER GROWTH & INCOME           SCUDDER INCOME & GROWTH
                                                              STRATEGY (18)                     STRATEGY (18)
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     17,059     $          0     $      6,825     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                          218,825           25,562           68,090            7,923
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                              (201,766)         (25,562)         (61,265)          (7,923)

Net realized gain (loss)                                   150,139            5,801           11,470            5,142
Unrealized appreciation (depreciation)
    during the period                                      658,035          374,973          192,036           82,611
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                606,408          355,212          142,241           79,830

Changes from principal transactions:
       Purchase payments                                11,519,856        7,367,179        4,158,693        1,417,613
       Transfers between sub-accounts
           and the Company                               2,222,392        1,067,017          402,362          468,528
       Withdrawals                                        (441,820)          (1,819)        (209,876)            (750)
       Annual contract fee                                  (4,650)               0             (303)               0
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  13,295,778        8,432,377        4,350,876        1,885,391
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                             13,902,186        8,787,589        4,493,117        1,965,221

Contract owners' equity at
    beginning of period                                  8,787,589                0        1,965,221                0
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $ 22,689,775     $  8,787,589     $  6,458,338     $  1,965,221
                                                      ============     ============     ============     ============

----------
(18) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      -----------------------------------------------------------------
                                                                                           SCUDDER TEMPLETON FOREIGN
                                                       SCUDDER GROWTH STRATEGY (18)                VALUE (19)
                                                      -----------------------------     -------------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------       ------------
Income:
   Dividends                                          $     20,452     $          0     $      1,342       $          0

Expenses:
    Mortality and expense risk
       and administrative charges                          270,974           18,397            1,298                111
                                                      ------------     ------------     ------------       ------------

Net investment income (loss)                              (250,522)         (18,397)              44               (111)

Net realized gain (loss)                                   126,404            2,261              258                565
Unrealized appreciation (depreciation)
    during the period                                    1,191,640          337,541            7,810              2,858
                                                      ------------     ------------     ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations              1,067,522          321,405            8,112              3,312

Changes from principal transactions:
       Purchase payments                                20,579,368        5,636,533           21,063                 60
       Transfers between sub-accounts
           and the Company                               2,711,349          927,413           44,423             50,593
       Withdrawals                                        (210,250)          (7,090)               0                  0
       Annual contract fee                                  (1,467)               0             (296)                 0
                                                      ------------     ------------     ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  23,079,000        6,556,856           65,190             50,653
                                                      ------------     ------------     ------------       ------------

Total increase (decrease) in
    contract owners' equity                             24,146,522        6,878,261           73,302             53,965

Contract owners' equity at
    beginning of period                                  6,878,261                0           53,965                  0
                                                      ------------     ------------     ------------       ------------

Contract owners' equity at
    end of period                                     $ 31,024,783     $  6,878,261     $    127,267       $     53,965
                                                      ============     ============     ============       ============

----------
(18) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

(19) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                      ----------------------------------------------
                                                          SCUDDER MERCURY LARGE           SCUDDER
                                                              CAP CORE (19)              BOND--B (6)
                                                      -----------------------------     ------------
                                                                                         YEAR ENDED
                                                          YEAR ENDED DECEMBER 31         DECEMBER 31
                                                          2005             2004             2005
                                                      ------------     ------------     ------------
Income:
   Dividends                                          $        130     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                              256                5            1,471
                                                      ------------     ------------     ------------

Net investment income (loss)                                  (126)              (5)          (1,471)

Net realized gain (loss)                                        31                0               28
Unrealized appreciation (depreciation)
    during the period                                        3,263              101            1,956
                                                      ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                  3,168               96              513

Changes from principal transactions:
       Purchase payments                                     5,000                0           26,830
       Transfers between sub-accounts
           and the Company                                  72,600            2,991          128,052
       Withdrawals                                               0                0             (884)
       Annual contract fee                                     (14)               0             (508)
                                                      ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      77,586            2,991          153,490
                                                      ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                 80,754            3,087          154,003

Contract owners' equity at
    beginning of period                                      3,087                0                0
                                                      ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $     83,841     $      3,087     $    154,003
                                                      ============     ============     ============


----------
(19) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                                      ----------------------------------------------
                                                      SCUDDER EQUITY
                                                      INDEX--B (20)      ALGER AMERICAN BALANCED--B
                                                      --------------   -----------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31         YEAR ENDED DECEMBER 31
                                                           2005             2005            2004
                                                      --------------   ------------     ------------
Income:
   Dividends                                          $            0   $     62,242     $     52,603

Expenses:
    Mortality and expense risk
       and administrative charges                             44,695         65,391           59,320
                                                      --------------   ------------     ------------

Net investment income (loss)                                 (44,695)        (3,149)          (6,717)

Net realized gain (loss)                                     (16,309)        86,049           22,280
Unrealized appreciation (depreciation)
    during the period                                        107,384        166,314           90,925
                                                      --------------   ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                   46,380        249,214          106,488

Changes from principal transactions:
       Purchase payments                                      81,522        187,609        2,067,204
       Transfers between sub-accounts
           and the Company                                 9,222,088       (904,380)         351,992
       Withdrawals                                           (61,963)       (89,977)         (54,651)
       Annual contract fee                                         0        (16,072)          (9,141)
                                                      --------------   ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     9,241,647       (822,820)       2,355,404
                                                      --------------   ------------     ------------

Total increase (decrease) in
    contract owners' equity                                9,288,027       (573,606)       2,461,892

Contract owners' equity at
    beginning of period                                            0      4,476,163        2,014,271
                                                      --------------   ------------     ------------

Contract owners' equity at
    end of period                                     $    9,288,027   $  3,902,557     $  4,476,163
                                                      ==============   ============     ============


----------
(20) Commencement of Operations, September 16, 2005, through a vote of the Board of Directors.

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                      ALGER AMERICAN LEVERAGED ALL         CREDIT SUISSE EMERGING
                                                                 CAP--B                          MARKETS--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $          0     $          0     $     13,450     $     (3,380)

Expenses:
    Mortality and expense risk
       and administrative charges                           17,476           14,700           27,886           16,431
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (17,476)         (14,700)         (14,436)         (19,811)

Net realized gain (loss)                                    25,870            3,998           96,280           30,807
Unrealized appreciation (depreciation)
    during the period                                      119,375           63,846          369,095          217,672
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                127,769           53,144          450,939          228,668

Changes from principal transactions:
       Purchase payments                                    40,012          429,434           63,969          496,390
       Transfers between sub-accounts
           and the Company                                 (75,237)          95,727          335,353          113,292
       Withdrawals                                         (21,728)         (10,325)         (49,505)          (4,962)
       Annual contract fee                                  (4,722)          (2,748)          (6,947)          (3,286)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (61,675)         512,088          342,870          601,434
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                 66,094          565,232          793,809          830,102

Contract owners' equity at
    beginning of period                                  1,113,064          547,832        1,343,843          513,741
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  1,179,158     $  1,113,064     $  2,137,652     $  1,343,843
                                                      ============     ============     ============     ============



See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ----------------------------------------------------------------
                                                        CREDIT SUISSE GLOBAL POST         DREYFUS SOCIALLY RESPONSIBLE
                                                            VENTURE CAPITAL--B                   GROWTH FUND--B
                                                      -----------------------------      -----------------------------
                                                          YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                          2005             2004              2005             2004
                                                      ------------     ------------      ------------     ------------
Income:
   Dividends                                          $          0     $          0      $          0     $        713

Expenses:
    Mortality and expense risk
       and administrative charges                            6,316            4,504             6,372            5,687
                                                      ------------     ------------      ------------     ------------

Net investment income (loss)                                (6,316)          (4,504)           (6,372)          (4,974)

Net realized gain (loss)                                     8,263            5,627             9,157            1,059
Unrealized appreciation (depreciation)
    during the period                                       52,254           46,088            (3,880)          21,862
                                                      ------------     ------------      ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                 54,201           47,211            (1,095)          17,947

Changes from principal transactions:
       Purchase payments                                    24,103          126,263            12,964          301,261
       Transfers between sub-accounts
           and the Company                                  27,670           15,958          (114,022)           8,783
       Withdrawals                                          (7,235)          (1,207)          (30,376)          (2,171)
       Annual contract fee                                  (1,741)          (1,077)           (1,539)            (752)
                                                      ------------     ------------      ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      42,797          139,937          (132,973)         307,121
                                                      ------------     ------------      ------------     ------------

Total increase (decrease) in
    contract owners' equity                                 96,998          187,148          (134,068)         325,068

Contract owners' equity at
    beginning of period                                    357,720          170,572           483,627          158,559
                                                      ------------     ------------      ------------     ------------

Contract owners' equity at
    end of period                                     $    454,718     $    357,720      $    349,559     $    483,627
                                                      ============     ============      ============     ============

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                      ---------------------------------------------------------------
                                                       DREYFUS VIF MIDCAP STOCK--B           AIM VI UTILITIES--B
                                                      -----------------------------     -----------------------------
                                                          YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                          2005             2004             2005             2004
                                                      ------------     ------------     ------------     ------------
Income:
   Dividends                                          $     20,853     $    126,619     $     32,082     $     14,112

Expenses:
    Mortality and expense risk
       and administrative charges                           84,338           63,687           21,276           12,176
                                                      ------------     ------------     ------------     ------------

Net investment income (loss)                               (63,485)          62,932           10,806            1,936

Net realized gain (loss)                                    80,639           31,318           62,323            9,027
Unrealized appreciation (depreciation)
    during the period                                      366,496          446,202           96,254          163,420
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations                383,650          540,452          169,383          174,383

Changes from principal transactions:
       Purchase payments                                   159,449        1,984,638           27,552          331,680
       Transfers between sub-accounts
           and the Company                                 116,949          303,932          222,190           45,834
       Withdrawals                                        (137,625)         (52,167)         (15,122)          (5,615)
       Annual contract fee                                 (21,065)         (10,995)          (5,109)          (2,401)
                                                      ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     117,708        2,225,408          229,511          369,498
                                                      ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                                501,358        2,765,860          398,894          543,881

Contract owners' equity at
    beginning of period                                  5,071,187        2,305,327        1,023,096          479,215
                                                      ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                                     $  5,572,545     $  5,071,187     $  1,421,990     $  1,023,096
                                                      ============     ============     ============     ============

See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      TOTAL
                                                      -------------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                             2005                2004
                                                      ----------------     ----------------
Income:
   Dividends                                          $     78,042,482     $     27,755,863

Expenses:
    Mortality and expense risk
       and administrative charges                           37,690,595           27,561,070
                                                      ----------------     ----------------

Net investment income (loss)                                40,351,887              194,793

Net realized gain (loss)                                    23,513,737           (5,714,706)
Unrealized appreciation (depreciation)
    during the period                                       64,866,245          175,329,485
                                                      ----------------     ----------------

Net increase (decrease) in
    contract owners' equity from operations                128,731,869          169,809,572

Changes from principal transactions:
       Purchase payments                                   707,848,466          541,999,948
       Transfers between sub-accounts
           and the Company                                  77,607,977           29,934,031
       Withdrawals                                        (180,428,714)        (131,290,814)
       Annual contract fee                                  (3,590,682)          (2,336,662)
                                                      ----------------     ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     601,437.047          438,306,503
                                                      ----------------     ----------------

Total increase (decrease) in
    contract owners' equity                                730,168,916          608,116,075

Contract owners' equity at
    beginning of period                                  2,122,266,614        1,514,150,539
                                                      ----------------     ----------------

Contract owners' equity at
    end of period                                     $  2,852,435,530     $  2,122,266,614
                                                      ================     ================


See accompanying notes.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly The Manufacturers Life Insurance Company of
                          New York Separate Account A)

                          Notes to Financial Statements

                                December 31, 2005


1. ORGANIZATION

John Hancock Life Insurance Company of New York, Separate Account A (the Account) is a separate account established by John Hancock Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred twenty-nine Funds of John Hancock Investment Trust (the Trust) (formerly the Manufacturers Investment Trust), thirty-seven Funds of the Scudder Variable Series Trust, two Funds of the Alger American Fund, two Funds of the Credit Suisse Trust, two Funds of the Dreyfus Service Corporation and one Fund of the Invesco VIF Funds. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes thirty-one contracts, distinguished principally by the level of expenses and surrender charges. These thirty-one contracts are Venture Variable Annuity (VEN 9, 10, 19, 24, 35, 36, 37, 38, 44, 45, 46, 47, MLL 10, 38, 47, TYP20, 21, 30,
31), Vision Variable Annuity (VIS 24, 24B), Scudder Wealthmark Annuity (WV A1N, A2N, A3N, P1N, P2N, P3N) and Scudder Wealthmark ML3 Annuity (W3 A1N, A3N, N1N,
N3N).

The Company is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI), which is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

On April 30, 2004, two sub-accounts Quantitative Equity and Balanced ceased operations through a vote of the Board of Directors.

On May 3, 2004, nine sub-accounts, American Century Small Company, PIMCO VIT All Asset, LMFC Core Equity, PIM Classic Value, MFC Quantitative Value, U.S. Global Leaders Growth, John Hancock Strategic Income, John Hancock International Equity Index--Class A, John Hancock International Equity Index--Class B commenced operations.

On June 18, 2004, International Index sub-account ceased operations through a vote of the Board of Directors.

On August 16, 2004, four sub-accounts, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, Scudder Conservative Income Strategy and Scudder Growth Strategy commenced operation.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly The Manufacturers Life Insurance Company of
                          New York Separate Account A)

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On November 15, 2004, two sub-accounts, Scudder Mercury Large Cap Core and Scudder Templeton Foreign Value commenced operations.

On April 29, 2005, fifteen sub-accounts ceased operations through a vote of the Board of Directors; Diversified Bond Class A and Class B, Overseas Class A and Class B, Aggressive Growth Class A and Class B, Small Company Blend Class A and Class B, Strategic Growth Class A and Class B, Great Companies B, Scudder 21st Century Growth, Scudder Growth, Scudder Eagle Focused Large Cap Growth, Scudder Focus Value & Growth.

On April 29, 2005, fourteen sub-accounts Small Cap Opportunities--Class A, US Global Leaders Growth--Class A, Active Bond-- Class A, Active Bond-- Class B, CGTC Overseas Equity-- Class B, Independence Investment LLC-- Small Cap-- Class B, Marisco International Opportunities-- Class B, T Rowe Price Mid Value-- Class B, UBS Large Cap-- Class B, US High Yield Bond, Wellington Small Cap Growth-- Class B, Wellington Small Cap Value-- Class B, Wells Capital Core Bond-- Class B, and Scudder Bond-- Class B commenced operation.

On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

On August 1, 2005, the American Bond Fund-- Class B sub-account commenced operation.

On August 1, 2005, Scudder Invesco Dynamic Growth-Class B was renamed Scudder Salomon Aggressive Growth-B through a vote of the respective Board of Directors in order to reflect a name change of the corresponding underlying Fund.

On September 16, 2005, Scudder Index 500 Portfolio B sub-account ceased operations through a vote of the Board of Directors.

On September 16, 2005, sub-account Scudder Equity Index Portfolio commenced operation.

On October 28, 2005, Scudder Aggressive Growth- B was renamed Scudder Mid Cap Growth-B through a vote of the respective Board of Directors in order to reflect a name change of the corresponding underlying Fund.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly The Manufacturers Life Insurance Company of
                          New York Separate Account A)

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by JHUSA and 40% owned by the Company.

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly The Manufacturers Life Insurance Company of
                          New York Separate Account A)

                    Notes to Financial Statements (continued)


4. CONTRACT CHARGES (CONTINUED)

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i)   Current Contract Series (VEN 9, 10, 19, 24, 35, 36, 37, 38, MLL10, MLL38):
      Deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(ii) Current Contract Series (VIS 24, 24B, TYP20, 21): Deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (TYP 30, 31): Deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively.

(iv) Current Contract Series (VEN 44, 45, 46, 47, MLL47): Deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(v) Current Contract Series (WVA1N, A2N, A3N, P3N): Deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(vi) Current Contract Series (W3N1N, N3N): Deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(vii) Current Contract Series (W3A1N, A3N): Deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively.

(vii) Current Contract Series (WVP1N, P2N): Deductions from each sub-account are made daily for administration, mortality and expense risks and the payment enhancement rider equal to an effective annual rate of 0.15%, 1.25% and 0.35% of the contract value, respectively.

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly The Manufacturers Life Insurance Company of
                          New York Separate Account A)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2005:

                                                     PURCHASES             SALES
                                                  ---------------     ---------------
Strategic Opportunities Portfolio--Class A        $       458,007     $     6,987,756
Strategic Opportunities Portfolio--Class B                340,606             428,103
Investment Quality Bond Portfolio--Class A              1,383,678           4,138,973
Investment Quality Bond Portfolio--Class B             12,408,488           2,461,600
Growth & Income Portfolio--Class A                      5,774,261          23,532,637
Growth & Income Portfolio--Class B                      2,558,704           4,360,630
Blue Chip Growth Portfolio--Class A                     1,064,848          12,243,117
Blue Chip Growth Portfolio--Class B                     6,645,443           2,272,840
Money Market Portfolio--Class A                        35,879,488          35,662,225
Money Market Portfolio--Class B                        38,893,210          37,560,308
Global Equity Portfolio--Class A                          599,464           7,225,729
Global Equity Portfolio--Class B                        1,889,245             642,361
Global Bond Portfolio--Class A                          1,381,145           1,457,254
Global Bond Portfolio--Class B                          4,730,216           1,558,101
U.S. Government Securities Portfolio--Class A           5,010,770           9,939,142
U.S. Government Securities Portfolio--Class B           6,213,845           7,551,906
Diversified Bond Portfolio--Class A                       777,306          12,143,913
Diversified Bond Portfolio--Class B                    18,847,949          42,395,643
Income & Value Portfolio--Class A                         871,934           5,260,614
Income & Value Portfolio--Class B                       1,590,137           1,121,871
Large Cap Growth Portfolio--Class A                       851,765           3,977,017
Large Cap Growth Portfolio--Class B                     1,650,880           2,439,898
Equity-Income Portfolio--Class A                        4,915,106          13,738,191
Equity-Income Portfolio--Class B                       10,044,748           3,431,441
Strategic Bond Portfolio--Class A                       2,292,778           6,493,595
Strategic Bond Portfolio--Class B                       6,363,185           1,777,468
Overseas Portfolio--Class A                               171,589          11,665,777
Overseas Portfolio--Class B                               362,976           3,535,274
All Cap Core Portfolio--Class A                           210,315           2,871,588
All Cap Core Portfolio--Class B                           391,967              78,661
All Cap Growth Portfolio--Class A                         381,915           4,891,767
All Cap Growth Portfolio--Class B                         210,943             882,664

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly The Manufacturers Life Insurance Company of
                          New York Separate Account A)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                       PURCHASES             SALES
                                                    ---------------     ---------------
International Small Cap Portfolio--Class A          $     2,351,403     $     4,228,076
International Small Cap Portfolio--Class B                1,513,805           1,390,766
Pacific Rim Emerging Markets Portfolio--Class A             948,183             828,953
Pacific Rim Emerging Markets Portfolio--Class B           2,642,253           1,278,564
Science & Technology Portfolio--Class A                   1,723,869           5,334,417
Science & Technology Portfolio--Class B                     897,205           2,156,333
Emerging Small Company Portfolio--Class A                   325,763           1,760,687
Emerging Small Company Portfolio--Class B                   860,661             944,556
Aggressive Growth Portfolio--Class A                        287,826          10,841,662
Aggressive Growth Portfolio--Class B                        288,310           5,315,701
International Stock Portfolio--Class A                      777,803           1,049,486
International Stock Portfolio--Class B                      424,874             300,823
Value Portfolio--Class A                                    524,107           2,582,012
Value Portfolio--Class B                                    609,385             439,693
Real Estate Securities Portfolio--Class A                 3,314,887           3,428,600
Real Estate Securities Portfolio--Class B                 5,486,154           3,152,519
High Yield Portfolio--Class A                             5,367,326           8,021,871
High Yield Portfolio--Class B                            10,955,275          14,031,249
Lifestyle Aggressive 1000 Portfolio--Class A                471,119           1,378,213
Lifestyle Aggressive 1000 Portfolio--Class B              7,675,018           4,028,879
Lifestyle Growth 820 Portfolio--Class A                   5,337,570           8,318,267
Lifestyle Growth 820 Portfolio--Class B                 197,804,721          17,312,791
Lifestyle Balanced 640 Portfolio--Class A                 8,468,769           9,421,722
Lifestyle Balanced 640 Portfolio--Class B               214,215,336           5,591,873
Lifestyle Moderate 460 Portfolio--Class A                 5,178,974           5,717,793
Lifestyle Moderate 460 Portfolio--Class B                60,088,026           6,719,145
Lifestyle Conservative 280 Portfolio--Class A             3,866,753           3,820,665
Lifestyle Conservative 280 Portfolio--Class B            32,974,326          10,418,777
Small Company Value Portfolio--Class A                    1,368,066           3,840,311
Small Company Value Portfolio--Class B                    3,661,143           2,682,921
International Value Portfolio--Class A                   12,572,431           3,674,848
International Value Portfolio--Class B                    7,606,537           3,597,624

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly The Manufacturers Life Insurance Company of
                          New York Separate Account A)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                   PURCHASES             SALES
                                                ---------------     ---------------
Small Company Blend Portfolio--Class A          $        26,879     $     4,147,680
Small Company Blend Portfolio--Class B                  371,833           6,085,244
Total Return Portfolio--Class A                       3,424,653           8,149,329
Total Return Portfolio--Class B                       7,405,040           7,163,906
U.S. Large Cap Portfolio--Class A                       322,222           3,490,907
U.S. Large Cap Portfolio--Class B                       881,323           3,081,720
Mid Cap Stock Portfolio--Class A                     12,174,918           4,766,432
Mid Cap Stock Portfolio--Class B                      7,663,941           3,521,028
Global Allocation Portfolio--Class A                    308,529             491,838
Global Allocation Portfolio--Class B                  4,164,758             661,507
Dynamic Growth Portfolio--Class A                       106,011             965,506
Dynamic Growth Portfolio--Class B                       422,693             726,750
Total Stock Market Index Portfolio--Class A             196,534             329,886
Total Stock Market Index Portfolio--Class B             614,819             927,535
500 Index Portfolio--Class A                          4,681,879           7,866,510
500 Index Portfolio--Class B                          6,246,225           6,952,018
Mid Cap Index Portfolio--Class A                        757,833             873,691
Mid Cap Index Portfolio--Class B                      1,244,088             862,935
Small Cap Index Portfolio--Class A                      508,610             929,664
Small Cap Index Portfolio--Class B                    2,464,213           2,854,887
Capital Appreciation Portfolio--Class A               1,106,981             699,586
Capital Appreciation Portfolio--Class B                 623,522             562,429
Health Sciences Portfolio--Class A                      726,178           1,230,747
Health Sciences Portfolio--Class B                    2,549,691           2,027,813
Financial Services Portfolio--Class A                   239,138             683,341
Financial Services Portfolio--Class B                   480,073             725,989
Quantitative Mid Cap Portfolio--Class A                 162,709           1,427,731
Quantitative Mid Cap Portfolio--Class B                 776,852             907,206
Strategic Growth Portfolio--Class A                      40,656           1,797,438
Strategic Growth Portfolio--Class B                     135,180           3,864,946
All Cap Value Portfolio--Class A                      1,193,915             869,261
All Cap Value Portfolio--Class B                      1,742,383           1,534,263
Strategic Value Portfolio--Class A                      455,638             543,189
Strategic Value Portfolio--Class B                    1,515,633             503,639
Utilities Portfolio--Class A                    $     1,334,336     $     1,465,509
Utilities Portfolio--Class B                          2,849,037           1,295,399

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly The Manufacturers Life Insurance Company of
                          New York Separate Account A)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                             PURCHASES             SALES
                                                          ---------------     ---------------
Mid Cap Value Portfolio--Class A                                2,430,638           2,363,196
Mid Cap Value Portfolio--Class B                                5,164,552           3,460,437
Fundamental Value Portfolio--Class A                              749,138           1,692,780
Fundamental Value Portfolio--Class B                            6,837,242           1,883,890
Emerging Growth Portfolio--Class B                                585,373             412,309
Natural Resources Portfolio--Class B                            7,203,508           3,284,333
Mid Cap Core Portfolio--Class B                                 1,419,047           2,362,111
Quantitative All Cap Portfolio--Class B                           442,969             155,123
Large Cap Value Portfolio--Class B                                467,371             862,697
Small Cap Opportunities Portfolio--Class B                      4,281,401           1,092,133
Small Cap Opportunities Portfolio--Class B                      8,238,255           2,713,136
Special Value Portfolio--Class B                                  261,543             350,938
Real Return Bond Portfolio--Class B                             9,195,377           4,687,386
American International Portfolio--Class B                      34,540,781           4,421,084
American Growth Portfolio--Class B                             53,869,919           6,524,859
American Blue-Chip Income & Growth Portfolio--Class B           6,526,775           2,488,692
American Growth-Income Portfolio--Class B                      51,693,162           2,712,834
American Bond Fund --Class B                                   20,484,857             258,613
American Century--Small Company                                   519,004              99,258
PIMCO VIT All Asset Portfolio                                   3,843,263             674,226
LMFC Core Equity                                                3,960,435             849,068
PIM Classic Value                                               1,048,574             582,237
Quantitative Value                                                340,815             325,348
US Global Leaders Growth --Class A                              2,046,762             495,135
US Global Leaders Growth --Class B                              4,245,021             531,070
John Hancock Strategic Income                                   1,101,444              97,414
John Hancock Int'l Eq Index--Class A                              492,242             463,967
John Hancock Int'l Eq Index--Class B                            1,026,402             573,890
Active Bond --Class A                                          11,571,242           1,500,035
Active Bond --Class B                                          66,244,750           3,568,290
CGTC Overseas Equity --Class B                                    315,404             158,485
Independence Investment LLC Small Cap --Class B                    58,568                 230
Marisco International Opportunities--Class B                      733,016             215,921
T Rowe Price Mid Value--Class B                                   188,997               4,495
UBS Large Cap--Class B                                             99,163                 179
US High Yield Bond--Class B                                        66,850                 434

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly The Manufacturers Life Insurance Company of
                          New York Separate Account A)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                 PURCHASES             SALES
                                                              ---------------     ---------------
Wellington Small Cap Growth --Class B                         $       464,155     $        10,104
Wellington Small Cap Value --Class B                                  928,034             108,066
Wells Capital Core Bond --Class B                                      96,626              12,400
Great Companies America--Class B                                        1,276              13,813
Scudder 21st Century Growth Portfolio--Class B                         18,930             727,761
Scudder Capital Growth Portfolio--Class B                           4,358,589             825,648
Scudder Global Discovery Portfolio--Class B                         1,076,456             215,534
Scudder Growth & Income Portfolio--Class B                          1,403,523             720,114
Scudder Health Sciences Portfolio--Class B                            475,780             319,839
Scudder International Portfolio--Class B                              492,682             840,038
Scudder Mid Cap Growth Portfolio--Class B                             182,672             287,268
Scudder Blue Chip Portfolio--Class B                                  413,311             469,553
Scudder Contrarian Value Portfolio--Class B                         3,012,998           1,217,114
Scudder Global Blue Chip Portfolio--Class B                           713,141             272,195
Scudder Government Securities Portfolio--Class B                      442,130             371,370
Scudder Growth Portfolio--Class B                                      75,739           1,408,784
Scudder High Income Portfolio--Class B                                680,865             925,328
Scudder International Select Equity Portfolio--Class B              1,794,361           1,184,087
Scudder Fixed Income Portfolio--Class B                             1,134,311           1,047,519
Scudder Money Market Portfolio--Class B                            10,301,145           8,918,024
Scudder Small Cap Growth Portfolio--Class B                         1,073,752             637,515
Scudder Technology Growth Portfolio--Class B                          381,624             260,455
Scudder Total Return Portfolio--Class B                               318,407             848,168
Scudder Davis Venture Value Portfolio--Class B                      1,141,250             535,907
Scudder Dreman Financial Services Portfolio--Class B                  321,589             258,193
Scudder Dreman High Return Equity Portfolio--Class B                1,500,099             544,760
Scudder Dreman Small Cap Value Portfolio--Class B                   1,282,823             470,697
Scudder Eagle Focused Large Cap Growth Portfolio--Class B             115,262           2,847,426
Scudder Focus Value & Growth Portfolio--Class B                        55,453             854,919
Scudder Index 500 Portfolio--Class B                                1,076,419          10,759,802
Scudder Salomon Aggressive Growth Portfolio--Class B                  265,878             659,620
Scudder Janus Growth & Income Portfolio--Class B                      375,593             190,781
Scudder Janus Growth Opportunities Portfolio--Class B               2,630,984           1,919,567
Scudder MFS Strategic Value Portfolio--Class B                        759,364             773,120
Scudder Oak Strategic Equity Portfolio--Class B                       237,271             583,803
Scudder Turner Mid Cap Growth Portfolio--Class B                    3,285,641           2,716,834
Scudder Real Estate Portfolio--Class B                                856,798             741,418

                 John Hancock Life Insurance Company of New York
     Separate Account A (formerly The Manufacturers Life Insurance Company of
                          New York Separate Account A)

                    Notes to Financial Statements (continued)


                                                                    PURCHASES             SALES
                                                                 ---------------     ---------------
Scudder Strategic Income Portfolio--Class B                              657,514             278,244
Scudder Conservative Income Strategy                             $     1,438,771     $       375,612
Scudder Growth & Income Strategy                                      15,065,617           1,971,605
Scudder Income & Growth Strategy                                       4,629,263             339,652
Scudder Growth Strategy                                               24,704,057           1,875,580
Scudder Templeton Foreign Value                                           68,938               3,704
Scudder Mercury Large Cap Core                                            77,738                 278
Scudder Bond--Class B                                                    154,861               2,842
Scudder Equity Index 500 --Class B                                    10,341,506           1,177,172
Alger American Balanced Portfolio--Class B                               389,780           1,215,749
Alger American Leveraged All Cap Portfolio--Class B                       68,324             147,475
Credit Suisse Emerging Markets Portfolio--Class B                        590,388             261,953
Credit Suisse Global Post Venture Capital Portfolio--Class B              69,231              32,749
Dreyfus Socially Responsible Growth Fund Portfolio--Class B               19,978             159,323
Dreyfus VIF Midcap Stock Portfolio--Class B                              443,157             388,934
AIM VI Utilities Portfolio--Class B                                      436,200             195,883
                                                                 ---------------     ---------------

Total                                                            $ 1,260,867,827     $   619,115,852
                                                                 ===============     ===============

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6. CONDENSED FINANCIAL INFORMATION

                                                              STRATEGIC OPPORTUNITIES CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,595,987          1,877,744          2,126,799          2,418,573          2,526,191
Units issued                             19,736             32,502            132,368            317,485            563,812
Units redeemed                         (320,560)          (314,259)          (381,423)          (609,259)          (671,430)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,295,163          1,595,987          1,877,744          2,126,799          2,418,573
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     8.826573     $     8.185893     $     7.417269     $     5.998128     $     9.968780
                                  TO $27.304682      to $25.234563      to $22.785020      to $18.361297      to $30.409247

Net assets, end of period        $   29,104,440     $   33,130,721     $   35,114,546     $   32,409,304     $   65,388,991

Investment income ratio*                   0.45%              0.09%              0.00%              0.00%              0.05%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    7.83%             10.36%             23.66%            (39.83%)           (16.65%)
highest***                              TO 8.20%          to 10.75%          to 24.09%         to (39.62%)        to (13.41%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  STRATEGIC OPPORTUNITIES CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              142,426            127,684             18,855                  0
Units issued                             30,105            141,942            118,469             22,453
Units redeemed                          (35,292)          (127,200)            (9,640)            (3,598)
                                 --------------     --------------     --------------     --------------

Units, end of period                    137,239            142,426            127,684             18,855
                                 ==============     ==============     ==============     ==============

Unit value                       $    11.711401     $    10.867778     $     9.831290     $     7.956590
                                  TO $12.180102      to $11.274586      to $10.173768       to $8.213230

Net assets, end of period        $    1,658,697     $    1,595,505     $    1,292,365     $      153,585

Investment income ratio*                   0.26%              0.02%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    4.76%             10.43%             23.44%            (36.35%)
highest***                              TO 8.03%          to 10.82%          to 23.87%          to (9.50%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INVESTMENT QUALITY BOND CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              812,183            953,282          1,207,940            930,078            578,146
Units issued                             27,426             89,269            143,394            543,664            747,349
Units redeemed                         (180,142)          (230,368)          (398,052)          (265,802)          (395,417)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    659,467            812,183            953,282          1,207,940            930,078
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    16.233223     $    16.153504     $    15.684843     $    14.872861     $    13.767444
                                  TO $25.993859      to $25.776081      to $24.940564      to $23.566806      to $21.739025

Net assets, end of period        $   13,683,702     $   17,006,204     $   19,567,615     $   23,510,193     $   17,713,998

Investment income ratio*                   5.85%              6.00%              5.30%              4.96%              5.26%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.49%              2.99%              5.46%              8.03%              4.59%
highest***                              TO 0.84%           to 3.35%           to 5.83%           to 8.41%           to 5.83%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   INVESTMENT QUALITY BOND CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              499,132            466,218            184,741                  0
Units issued                            831,738            293,304            412,931            219,208
Units redeemed                         (163,227)          (260,390)          (131,454)           (34,467)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,167,643            499,132            466,218            184,741
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.423226     $    14.438164     $    14.040925     $    13.324346
                                  TO $14.661107      to $14.572100      to $14.145464      to $13.410129

Net assets, end of period        $   17,006,851     $    7,232,071     $    6,561,941     $    2,464,300

Investment income ratio*                   3.82%              5.22%              4.25%              0.33%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (0.28%)             2.83%              5.38%              2.27%
highest***                              TO 0.61%           to 3.19%           to 5.75%           to 7.28%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  GROWTH & INCOME CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            4,241,731          4,833,189          5,354,904          5,816,181          5,393,278
Units issued                            198,273            319,172            361,607          1,088,530          1,525,043
Units redeemed                       (1,099,628)          (910,630)          (883,322)        (1,549,808)        (1,102,140)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  3,340,376          4,241,731          4,833,189          5,354,903          5,816,181
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     9.887534     $     9.861332     $     9.399287     $     7.556172     $    10.162651
                                  TO $30.558120      to $30.370984      to $28.846586      to $23.109098      to $30.971701

Net assets, end of period        $   75,782,462     $   95,127,134     $  105,348,633     $   95,740,462     $  154,965,453

Investment income ratio*                   1.43%              0.88%              1.00%              0.66%              0.41%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.27%              4.92%             24.39%            (25.65%)           (12.74%)
highest***                              TO 0.62%           to 5.28%          to 24.83%         to (25.39%)        to (11.22%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       GROWTH & INCOME CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,230,102            966,144            243,460                  0
Units issued                            161,810            937,880            791,003            267,753
Units redeemed                         (315,846)          (673,922)           (68,319)           (24,293)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,076,066          1,230,102            966,144            243,460
                                 ==============     ==============     ==============     ==============

Unit value                       $    12.434326     $    12.412328     $    11.843741     $     9.525105
                                  TO $13.564583      to $13.506868      to $12.855881      to $10.313304

Net assets, end of period        $   14,347,555     $   16,363,138     $   12,268,573     $    2,495,966

Investment income ratio*                   1.18%              0.69%              0.81%              0.02%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (1.39%)             4.70%             24.22%            (23.80%)
highest***                              TO 0.43%           to 5.06%          to 24.65%          to (6.48%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  BLUE CHIP GROWTH CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,361,059          3,811,796          4,317,765          4,704,819          4,645,360
Units issued                             69,533            186,529            289,902            720,092          1,202,166
Units redeemed                         (656,432)          (637,266)          (795,871)        (1,107,146)         1,142,707
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,774,160          3,361,059          3,811,796          4,317,765          4,704,819
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    10.177034     $     9.807280     $     9.153842     $     7.211675     $     9.689796
                                  TO $22.463880      to $21.626140      to $20.165015      to $15.870738      to $21.302974

Net assets, end of period        $   51,139,602     $   59,864,179     $   63,874,566     $   57,549,632     $   89,407,674

Investment income ratio*                   0.42%              0.12%              0.04%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.77%              7.14%             26.93%            (25.57%)           (16.02%)
highest***                              TO 4.13%           to 7.51%          to 27.38%         to (25.31%)        to (12.75%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      BLUE CHIP GROWTH CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,140,155            698,908            165,993                  0
Units issued                            504,104          1,107,267            606,063            174,945
Units redeemed                         (155,688)          (666,020)           (73,148)            (8,952)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,488,571          1,140,155            698,908            165,993
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.414252     $    12.942556     $    12.090745     $     9.527205
                                  TO $14.510506      to $13.965409      to $13.013611      to $10.228826

Net assets, end of period        $   21,253,198     $   15,702,111     $    8,975,191     $    1,680,569

Investment income ratio*                   0.00%              0.06%              0.11%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    2.29%              6.94%             26.78%            (23.78%)
highest***                              TO 3.90%           to 7.31%          to 27.22%          to (6.75%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MONEY MARKET CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,962,710          2,678,171          4,836,130          4,564,279          2,436,548
Units issued                          2,412,496          2,489,529          4,002,349         27,474,859         23,725,546
Units redeemed                       (2,419,266)        (3,204,990)        (6,160,308)       (27,203,008)       (21,597,815)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,955,940          1,962,710          2,678,171          4,836,130          4,564,279
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    12.714084     $    12.589853     $    12.697270     $    12.833898     $    12.895798
                                  TO $17.301050      to $17.089347      to $17.191998      to $17.333587      to $17.373703

Net assets, end of period        $   29,884,328     $   29,823,922     $   40,217,219     $   71,391,279     $   69,981,120

Investment income ratio*                   2.61%              0.80%              0.60%              1.17%              3.34%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.89%             (0.95%)            (1.16%)            (0.58%)             1.77%
highest***                              TO 1.24%          to (0.60%)         to (0.82%)         to (0.23%)          to 2.14%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          MONEY MARKET CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,605,988          1,566,775            967,894                  0
Units issued                          3,180,917          5,626,807          5,646,489          3,054,895
Units redeemed                       (3,070,420)        (5,587,594)        (5,047,608)        (2,087,001)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,716,485          1,605,988          1,566,775            967,894
                                 ==============     ==============     ==============     ==============

Unit value                       $    12.164600     $    12.125860     $    12.263567     $    12.420152
                                  TO $12.365250      to $12.238349      to $12.336529      to $12.462854

Net assets, end of period        $   21,020,411     $   19,536,353     $   19,244,952     $   12,039,280

Investment income ratio*                   2.42%              0.53%              0.37%              0.59%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.47%             (1.14%)            (1.36%)            (0.64%)
highest***                              TO 1.04%          to (0.80%)         to (1.01%)         to (0.08%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    GLOBAL EQUITY CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,092,507          1,221,720          1,451,265          1,656,525          1,886,504
Units issued                             17,544             32,775             28,097          1,122,855            225,211
Units redeemed                         (275,516)          (161,988)          (257,642)        (1,328,115)          (455,190)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    834,535          1,092,507          1,221,720          1,451,265          1,656,525
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.649055     $    12.544497     $    11.125022     $     8.882263     $    11.174588
                                  TO $27.930013      to $25.580338      to $22.606366      to $17.985999      to $22.548612


Net assets, end of period        $   21,550,471     $   26,117,237     $   25,984,138     $   24,611,343         36,287,981

Investment income ratio*                   1.33%              1.77%              0.91%              1.39%              2.49%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    8.81%             12.76%             25.25%            (20.51%)           (17.47%)
highest***                              TO 9.19%          to 13.16%          to 25.69%         to (20.23%)        to (17.09%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         GLOBAL EQUITY CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              155,776             83,900             24,202                  0
Units issued                            127,592            177,940            122,703            171,874
Units redeemed                          (41,358)          (106,064)           (63,005)          (147,672)
                                 --------------     --------------     --------------     --------------

Units, end of period                    242,010            155,776             83,900             24,202
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.596883     $    14.349048     $    12.737013     $    10.177657
                                  TO $15.963498      to $14.649783      to $12.971433      to $10.339112

Net assets, end of period        $    3,839,258     $    2,270,871     $    1,083,508     $      249,566

Investment income ratio*                   1.10%              1.22%              0.58%              0.02%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    4.62%             12.54%             25.02%            (18.58%)
highest***                              TO 8.97%          to 12.94%          to 25.46%          to (4.46%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     GLOBAL BOND CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              290,373            333,171            445,908            270,370            297,496
Units issued                             48,114            125,554            108,256            374,866            358,156
Units redeemed                          (58,631)          (168,352)          (220,993)          (199,328)          (385,282)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    279,856            290,373            333,171            445,908            270,370
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    16.930541     $    18.434631     $    17.017639     $    15.007467     $    12.713906
                                  TO $26.350560      to $28.591497      to $26.301362      to $23.113561      to $19.512793

Net assets, end of period        $    6,327,812     $    7,259,280     $    7,789,870     $    9,221,378     $    4,982,215

Investment income ratio*                   4.76%              3.76%              3.99%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (8.16%)             8.33%             13.39%             18.04%             (2.07%)
highest***                             TO (7.84%)          to 8.71%          to 13.79%          to 18.45%          to (0.88%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         GLOBAL BOND CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              459,465            316,380             96,278                  0
Units issued                            259,834            445,870            373,238            246,256
Units redeemed                          (87,450)          (302,785)          (153,136)          (149,978)
                                 --------------     --------------     --------------     --------------

Units, end of period                    631,849            459,465            316,380             96,278
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.987312     $    17.491941     $    16.172895     $    14.290823
                                  TO $16.832660      to $18.331732      to $16.932377      to $14.946973

Net assets, end of period        $   10,257,363     $    8,102,863     $    5,159,954     $    1,379,417

Investment income ratio*                   3.99%              2.91%              3.49%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (8.27%)             8.16%             13.17%              5.13%
highest***                            TO (3.01%)           to 8.54%          to 13.57%          to 19.58%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              U.S. GOVERNMENT SECURITIES CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,497,585          1,852,464          2,575,837          1,464,448            832,568
Units issued                            252,387            291,873            557,186          1,758,529          1,428,710
Units redeemed                         (547,431)          (646,752)        (1,280,559)          (647,140)          (796,830)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,202,541          1,497,585          1,852,464          2,575,837          1,464,448
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.859046     $    14.885190     $    14.724137     $    14.728774     $    13.879256
                                  TO $22.908316      to $22.869318      to $22.541971      to $22.470272      to $21.100300

Net assets, end of period        $   22,794,777     $   28,279,437     $   34,706,928     $   47,850,583     $   27,017,212

Investment income ratio*                   1.78%              2.02%              3.48%              3.14%              4.64%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (0.18%)             1.10%             (0.03%)             6.12%              4.49%
highest***                              TO 0.17%           to 1.45%           to 0.32%           to 6.49%           to 5.54%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  U.S. GOVERNMENT SECURITIES CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,114,345          1,241,591            381,311                  0
Units issued                            439,710            939,748          1,588,522            683,537
Units redeemed                         (555,832)        (1,066,994)          (728,242)          (302,226)
                                 --------------     --------------     --------------     --------------

Units, end of period                    998,223          1,114,345          1,241,591            381,311
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.108456     $    13.195972     $    13.076906     $    13.099241
                                  TO $13.325803      to $13.352760      to $13.219027      to $13.228371

Net assets, end of period        $   13,188,411     $   14,756,508     $   16,276,783     $    4,998,711

Investment income ratio*                   1.34%              1.69%              2.63%              0.12%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (0.34%)             0.91%             (0.17%)             1.15%
highest***                              TO 0.05%           to 1.27%           to 0.18%           to 5.83%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                DIVERSIFIED BOND CLASS A (2)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              625,606            792,593            915,649            741,188            434,475
Units issued                             17,169             51,394             80,146            401,429            464,216
Units redeemed                         (642,775)          (218,381)          (203,202)          (226,968)          (157,503)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0            625,606            792,593            915,649            741,188
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    15.393244     $    15.394322     $    15.085667     $    14.676304     $    13.879479
                                   TO $23.20426      to $23.179420      to $22.635102      to $21.943927      to $20.680033

Net assets, end of period        $            0     $   11,787,786     $   14,620,167     $   16,423,316     $   13,495,322

Investment income ratio*                   3.72%              4.55%              4.85%              4.09%              4.99%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (0.01%)             2.05%              2.79%              5.74%              4.34%
highest***                              TO 0.11%           to 2.40%           to 3.15%           to 6.11%           to 5.59%


----------
(2) On April 29, 2005 Diversified Bond Class A sub-account ceased operations through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    DIVERSIFIED BOND CLASS B (2), (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,814,612            380,034            110,059                  0
Units issued                          1,251,991          2,265,467            321,198            130,362
Units redeemed                       (3,066,603)          (830,889)           (51,223)           (20,303)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0          1,814,612            380,034            110,059
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.768175     $    13.789102     $    13.538653     $    13.172978
                                  TO $13.911775      to $13.917035      to $13.616385      to $13.202313

Net assets, end of period        $            0     $   25,111,725     $    5,155,780     $    1,450,752

Investment income ratio*                   4.58%              1.81%              3.76%              0.22%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (0.15%)             1.85%              2.78%              1.83%
highest***                            TO (0.04%)           to 2.21%           to 3.14%           to 5.62%


----------
(2) On April 29, 2005 Diversified Bond Class B ceased operations through a vote of the Board of Directors.

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   INCOME & VALUE CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,194,777          1,090,437          1,169,364          1,182,053          1,096,999
Units issued                             27,969            285,823             79,689            224,891            252,023
Units redeemed                         (245,343)          (181,483)          (158,616)          (237,580)          (166,969)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    977,403          1,194,777          1,090,437          1,169,364          1,182,053
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.161791     $    13.696136     $    12.949206     $    10.418378     $    12.611582
                                  TO $26.083691      to $25.138132      to $23.683960      to $18.988592      to $22.905535

Net assets, end of period        $   21,591,537     $   25,290,771     $   22,537,218     $   19,696,868     $   25,400,727

Investment income ratio*                   1.71%              1.25%              1.97%              2.10%              2.71%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.40%              5.77%             24.29%            (17.39%)            (0.68%)
highest***                              TO 3.76%           to 6.14%          to 24.73%         to (17.10%)          to 0.96%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        INCOME & VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              704,638            417,873             72,421                  0
Units issued                            104,521            637,182            353,422             73,361
Units redeemed                          (70,599)          (350,417)            (7,970)              (840)
                                 --------------     --------------     --------------     --------------

Units, end of period                    738,560            704,638            417,873             72,421
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.179404     $    13.730294     $    12.995332     $    10.461390
                                  TO $14.823731      to $14.318484      to $13.518115      to $10.855096

Net assets, end of period        $   10,814,588     $    9,986,479     $    5,603,896     $      782,354

Investment income ratio*                   1.48%              0.91%              1.34%              0.06%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    1.56%              5.55%             24.10%            (16.31%)
highest***                              TO 3.53%           to 5.92%          to 24.53%          to (5.24%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LARGE CAP GROWTH CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,389,413          1,545,979          1,747,804          1,557,635          1,112,721
Units issued                             76,002            101,053            157,253            631,104            885,208
Units redeemed                         (298,478)          (257,619)          (359,078)          (440,935)          (410,294)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,166,937          1,389,413          1,545,979          1,747,804          1,557,635
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     8.466611     $     8.594678     $     8.238003     $     6.689181     $     8.821694
                                  TO $18.985398      to $19.205427      to $18.343918      to $14.843099      to $19.506566

Net assets, end of period        $   15,731,130     $   19,019,244     $   20,288,998     $   18,491,396     $   24,264,410

Investment income ratio*                   0.77%              0.28%              0.26%              0.33%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (1.49%)             4.33%             23.15%            (24.17%)           (19.17%)
highest***                            TO (1.15%)           to 4.70%          to 23.59%         to (23.91%)        to (16.38%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       LARGE CAP GROWTH CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,043,018            791,978            111,287                  0
Units issued                            132,991            731,237            755,517            122,645
Units redeemed                         (184,116)          (480,197)           (74,826)           (11,358)
                                 --------------     --------------     --------------     --------------

Units, end of period                    991,893          1,043,018            791,978            111,287
                                 ==============     ==============     ==============     ==============

Unit value                       $    12.081617     $    12.285043     $    11.782886     $     9.564734
                                  TO $12.870885      to $13.055022      to $12.490048      to $10.113484

Net assets, end of period        $   12,608,988     $   13,476,854     $    9,813,285     $    1,119,983

Investment income ratio*                   0.58%              0.17%              0.25%              0.01%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (1.75%)             4.16%             23.07%            (23.48%)
highest***                            TO (1.17%)           to 4.52%          to 23.50%         to (6.30%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    EQUITY-INCOME CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            2,835,825          3,133,687          3,515,222          3,545,862          3,287,861
Units issued                             73,203            194,895            250,081            756,335          1,027,916
Units redeemed                         (493,644)          (492,757)          (631,616)          (786,975)          (769,915)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,415,384          2,835,825          3,133,687          3,515,222          3,545,862
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    17.200472     $    16.842700     $    14.929570     $     12.09879     $    14.198434
                                  TO $30.744750      to $30.000369      to $26.499566      to $21.400057      to $25.025958

Net assets, end of period        $   64,503,817     $   74,170,938     $   72,725,338     $   66,375,209     $   83,194,978

Investment income ratio*                   1.30%              1.31%              1.51%              1.38%              1.73%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    2.12%             12.81%             23.40%            (14.79%)            (0.38%)
highest***                              TO 2.48%          to 13.21%          to 23.83%         to (14.49%)          to 0.14%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         EQUITY-INCOME CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,868,753          1,249,363            340,555                  0
Units issued                            623,313          1,782,844            976,786            353,883
Units redeemed                         (221,023)        (1,163,454)           (67,978)           (13,328)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,271,043          1,868,753          1,249,363            340,555
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.664912     $    14.440278     $    12.822685     $    10.405752
                                  TO $15.184057      to $14.882379     to $ 13.202023      to $10.702893

Net assets, end of period        $   33,757,369     $   27,207,018     $   16,139,401     $    3,556,553

Investment income ratio*                   0.88%              0.96%              1.10%              0.01%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.18%             12.62%             23.23%            (16.75%)
highest***                              TO 2.28%          to 13.01%          to 23.66%          to (3.87%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  STRATEGIC BOND CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,066,341          1,279,083          1,572,858          1,497,043          1,586,300
Units issued                             98,419             98,321            229,052            604,645            890,777
Units redeemed                         (318,082)          (311,063)          (522,827)          (528,830)          (980,034)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    846,678          1,066,341          1,279,083          1,572,858          1,497,043
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    16.959541     $    16.804828     $    16.033629     $    14.424843     $    13.472399
                                  TO $20.679513      to $20.419462      to $19.414151      to $17.405164      to $16.199150

Net assets, end of period        $   16,525,853     $   20,777,180     $   23,715,277     $   26,185,280     $   23,841,229

Investment income ratio*                   2.89%              3.89%              4.98%              7.09%              7.54%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.92%              4.81%             11.15%              7.07%              3.75%
highest***                              TO 1.27%           to 5.18%          to 11.54%           to 7.44%           to 4.76%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        STRATEGIC BOND CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              593,723            394,286            109,747                  0
Units issued                            408,968            543,185            455,908            155,480
Units redeemed                         (111,356)          (343,748)          (171,369)           (45,733)
                                 --------------     --------------     --------------     --------------

Units, end of period                    891,335            593,723            394,286            109,747
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.149912     $    15.104238     $    14.447843     $    13.019956
                                  TO $15.481727      to $15.363692      to $14.681293      to $13.217126

Net assets, end of period        $   13,656,425     $    9,013,111     $    5,716,455     $    1,431,931

Investment income ratio*                   1.90%              2.79%              3.27%              0.36%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.06%              4.54%             10.97%              1.36%
highest***                              TO 1.02%           to 4.91%          to 11.36%           to 5.74%



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    OVERSEAS CLASS A (3)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              941,981          1,107,237          1,336,186          1,594,922          1,790,210
Units issued                             10,911             53,310            124,088          1,547,494            610,578
Units redeemed                         (952,892)          (218,566)          (353,037)        (1,806,230)           (85,866)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0            941,981          1,107,237          1,336,186          1,594,922
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    10.088875     $    10.427174     $     9.492621     $     6.716070     $     8.700270
                                  TO $12.469156      to $12.872573      to $11.677803       to $8.233265      to $10.628366

Net assets, end of period        $            0     $   11,849,688     $   12,696,022     $   10,828,509     $   16,786,438

Investment income ratio*                   0.39%              0.40%              0.48%              0.61%              0.29%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (3.24%)             9.85%             41.34%            (22.81%)           (22.40%)
highest***                             TO (3.13%)         to 10.23%          to 41.84%         to (22.54%)        to (22.13%)



----------
(3) On April 29, 2005 Overseas Class A sub-account ceased operations through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         OVERSEAS CLASS B (3),(1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              216,558            111,161             22,104                  0
Units issued                             24,558            305,767            578,887            328,435
Units redeemed                         (241,116)          (200,370)          (489,830)          (306,331)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0            216,558            111,161             22,104
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.431383     $    14.921449     $    13.611378     $     9.638389
                                  TO $15.023157      to $15.528252      to $14.150722      to $10.010302

Net assets, end of period        $            0     $    3,259,848     $    1,524,692     $      213,727

Investment income ratio*                   0.00%              0.29%              0.41%              0.03%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (3.28%)             9.62%             41.22%            (22.89%)
highest***                            TO (3.17%)          to 10.01%          to 41.71%         to (7.21%)



----------
(3) On April 29, 2005 Overseas Class B sub-account ceased operations through a vote of the Board of Directors.

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    ALL CAP CORE CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              838,546          1,050,957          1,179,310          1,329,645          1,350,723
Units issued                              9,400             23,198            180,775            198,443            386,157
Units redeemed                         (179,279)          (235,609)          (309,128)          (348,778)          (407,235)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    668,667            838,546          1,050,957          1,179,310          1,329,645
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     8.171404     $     7.623095     $     6.669038     $     5.159206     $     7.022468
                                  TO $18.408599      to $17.113549      to $14.919288      to $11.501386      to $15.600316

Net assets, end of period        $   10,530,253     $   12,344,576     $   13,408,729     $   11,920,870     $   19,241,008

Investment income ratio*                   0.79%              0.46%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    7.19%             14.31%             29.26%            (26.53%)           (22.66%)
highest***                              TO 7.57%          to 14.71%          to 29.72%         to (26.27%)        to (17.22%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         ALL CAP CORE CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period               51,764             40,240              9,369                  0
Units issued                             25,249             35,634             40,204             13,584
Units redeemed                           (4,074)           (24,110)            (9,333)            (4,215)
                                 --------------     --------------     --------------     --------------

Units, end of period                     72,939             51,764             40,240              9,369
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.828250     $    13.843354     $    12.127142     $     9.392813
                                  TO $16.764082      to $15.611671      to $13.642000      to $10.539761

Net assets, end of period        $    1,194,292     $      790,164     $      536,830     $       94,056

Investment income ratio*                   0.58%              0.31%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    2.89%             14.04%             28.98%            (24.86%)
highest***                              TO 7.38%          to 14.44%          to 29.43%         to (4.53%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP GROWTH CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,523,902          1,855,564          2,165,035          2,514,602          2,535,584
Units issued                             26,796             29,264          1,445,762         12,876,932            942,228
Units redeemed                         (321,728)          (360,926)        (1,755,233)       (13,226,499)        (9,441,210)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,228,970          1,523,902          1,855,564          2,165,035          2,514,602
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     8.197559     $     7.653722     $     7.312204     $     5.757704     $     7.751463
                                  TO $19.226457      to $17.888430      to $17.030370      to $13.363096      to $17.927398

Net assets, end of period        $   19,308,031     $   22,220,009     $   25,992,661     $   24,084,128     $   40,129,660

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    7.11%              4.67%             27.00%            (25.72%)           (25.03%)
highest***                              TO 7.48%           to 5.04%          to 27.44%         to (25.46%)        to (19.77%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        ALL CAP GROWTH CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              394,303            323,075             62,168                  0
Units issued                             16,087            262,883            280,386             66,542
Units redeemed                          (61,916)          (191,655)           (19,479)            (4,374)
                                 --------------     --------------     --------------     --------------

Units, end of period                    348,473            394,303            323,075             62,168
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.420220     $    12.542810     $    11.992594     $     9.451441
                                  TO $14.359361      to $13.387148      to $12.767854      to $10.037335

Net assets, end of period        $    4,922,801     $    5,205,845     $    4,079,370     $      612,581

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             INTERNATIONAL SMALL CAP CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              448,973            476,607            538,843            631,010            778,757
Units issued                            133,816            205,303             74,002          1,483,111          1,286,682
Units redeemed                         (225,659)          (232,937)          (136,238)        (1,575,278)        (1,434,429)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    357,130            448,973            476,607            538,843            631,010
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    10.889133     $    10.063969     $     8.460002     $     5.556362     $     6.790288
                                  TO $20.819100      to $19.174442      to $16.062039      to $10.512423       to $12.82022

Net assets, end of period        $    6,724,828     $    7,885,780     $    7,212,758     $    5,297,314     $    7,862,927

Investment income ratio*                   0.88%              0.13%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    8.20%             18.96%             52.26%            (18.17%)           (32.29%)
highest***                              TO 8.58%          to 19.38%          to 52.79%         to (17.88%)        to (32.06%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   INTERNATIONAL SMALL CAP CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              245,236            128,143              9,837                  0
Units issued                             82,850            279,052            199,779            318,545
Units redeemed                          (73,013)          (161,959)           (81,473)          (308,708)
                                 --------------     --------------     --------------     --------------

Units, end of period                    255,073            245,236            128,143              9,837
                                 ==============     ==============     ==============     ==============

Unit value                       $    19.167310     $    17.816506     $    15.001355     $     9.866121
                                  TO $19.960658      to $18.468207      to $15.534502      to $10.206568

Net assets, end of period        $    4,950,355     $    4,399,856     $    1,931,533     $       97,600

Investment income ratio*                   0.23%              0.08%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.91%             18.77%             52.05%            (21.07%)
highest***                              TO 8.35%          to 19.18%          to 52.58%         to (6.40%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           PACIFIC RIM EMERGING MARKETS CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              269,208            271,393            265,774            303,562            386,086
Units issued                             82,696             96,077            395,419          1,361,251          2,776,238
Units redeemed                          (74,668)           (98,262)          (389,800)        (1,399,039)        (2,858,762)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    277,236            269,208            271,393            265,774            303,562
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    12.379492     $    10.007594     $     8.703482     $     6.287752     $     7.308701
                                  TO $14.768312      to $11.950609      to $10.403704       to $7.523557       to $8.753934

Net assets, end of period        $    3,579,963     $    2,804,383     $    2,432,847     $    1,713,181     $    2,250,330

Investment income ratio*                   0.92%              0.47%              0.14%              0.12%              0.40%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   23.58%             14.87%             38.28%            (14.06%)           (19.92%)
highest***                             TO 24.01%          to 15.27%          to 38.77%         to (13.75%)        to (19.69)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                PACIFIC RIM EMERGING MARKETS CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              130,489             90,008              7,987                  0
Units issued                            151,068            209,771            928,022            406,437
Units redeemed                          (73,688)          (169,290)          (846,001)          (398,450)
                                 --------------     --------------     --------------     --------------

Units, end of period                    207,869            130,489             90,008              7,987
                                 ==============     ==============     ==============     ==============

Unit value                       $    19.279095     $    15.698845     $    13.678796     $     9.906070
                                  TO $20.937537      to $16.970541      to $14.772045      to $10.687117

Net assets, end of period        $    4,082,731     $    2,069,395     $    1,235,984     $       79,845

Investment income ratio*                   0.65%              0.37%              0.09%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   20.11%             14.77%             38.09%            (20.75%)
highest***                             TO 23.68%          to 15.17%          to 38.57%         to (5.66%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCIENCE & TECHNOLOGY CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            2,215,215          2,590,446          2,559,567          2,981,023          2,713,331
Units issued                            333,909            343,301            699,759            533,503          1,198,681
Units redeemed                         (703,800)          (718,532)          (668,880)          (954,959)          (930,989)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,845,324          2,215,215          2,590,446          2,559,567          2,981,023
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     4.372950     $     4.359175     $     4.397877     $     2.975729     $     5.112469
                                  TO $12.396555      to $12.314482      to $12.380278       to $8.347636       to $14.21433

Net assets, end of period        $   16,502,839     $   19,863,061     $   23,957,057     $   16,805,303     $   36,118,709

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.32%             (0.88%)            47.79%            (41.79%)           (42.22%)
highest***                              TO 0.67%         to (0.53%)          to 48.31%         to (41.59%)        to (36.11%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SCIENCE & TECHNOLOGY CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              576,660            399,515             37,698                  0
Units issued                             71,957            685,324            444,089             38,616
Units redeemed                         (165,445)          (508,179)           (82,272)              (918)
                                 --------------     --------------     --------------     --------------

Units, end of period                    483,172            576,660            399,515             37,698
                                 ==============     ==============     ==============     ==============

Unit value                       $    10.829359     $    10.811722     $    10.906148     $     7.368796
                                  TO $13.785203      to $13.728514      to $13.813745       to $9.310073

Net assets, end of period        $    6,362,116     $    7,605,208     $    5,260,900     $      339,272

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (1.28%)            (0.97%)            47.86%            (41.05%)
highest***                              TO 0.41%         to (0.62%)          to 48.37%         to (13.47%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                EMERGING SMALL COMPANY CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              532,056            566,821            613,119            650,484            611,174
Units issued                             30,506            106,528            109,267            170,857            264,419
Units redeemed                         (121,509)          (141,293)          (155,565)          (208,222)          (225,109)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    441,053            532,056            566,821            613,119            650,484
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     9.025056     $     8.742929     $     7.978493     $     5.810609     $     8.352524
                                  TO $19.511954      to $18.836146      to $17.129022      to $12.431278      to $17.806889

Net assets, end of period        $    6,900,745     $    8,031,033     $    8,043,045     $    6,456,790     $   10,585,247

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.23%              9.58%             37.31%            (30.43%)           (25.53%)
highest***                              TO 3.59%           to 9.97%          to 37.79%         to (30.19%)        to (16.82%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    EMERGING SMALL COMPANY CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              362,815            224,209             42,119                  0
Units issued                             63,188            423,206            198,629             50,474
Units redeemed                          (63,644)          (284,600)           (16,539)            (8,355)
                                 --------------     --------------     --------------     --------------

Units, end of period                    362,359            362,815            224,209             42,119
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.035567     $    13.607657     $    12.428445     $     9.058585
                                  TO $14.921872      to $14.430921      to $13.147372       to $9.558698

Net assets, end of period        $    5,343,276     $    5,183,383     $    2,921,006     $      398,794

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (0.21%)             9.38%             37.06%            (27.53%)
highest***                              TO 3.40%           to 9.76%          to 37.54%          to (8.75%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               AGGRESSIVE GROWTH CLASS A (4)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,005,510          1,317,512          1,369,326          1,302,699          1,145,204
Units issued                             34,315            140,739            349,298            632,620            495,824
Units redeemed                       (1,039,825)          (452,741)          (401,112)          (565,993)          (338,329)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0          1,005,510          1,317,512          1,369,326          1,302,699
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     7.830493     $     8.468944     $     7.888253     $     5.996302     $     8.132426
                                  TO $12.053517      to $12.971720      to $12.039961       to $9.120311      to $12.326027

Net assets, end of period        $            0     $   11,247,731     $   13,974,640     $   11,033,143     $   14,901,806

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (7.18%)             7.36%             31.55%            (26.27%)           (27.20%)
highest***                             TO (7.08%)          to 7.74%          to 32.01%         to (26.01%)        to (20.40%)



----------
(4) On April 29, 2005 Aggressive Growth Class A sub-account ceased operations through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    AGGRESSIVE GROWTH CLASS B (4),(1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              396,391            286,041             77,563                  0
Units issued                             22,574            616,291            570,310             81,676
Units redeemed                         (418,965)          (505,941)          (361,832)            (4,113)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0            396,391            286,041             77,563
                                 ==============     ==============     ==============     ==============

Unit value                       $    12.402794     $    13.370729     $    12.447664     $     9.474119
                                  TO $12.603439      to $13.575947      to $12.607074       to $9.571530

Net assets, end of period        $            0     $    5,355,944     $    3,594,977     $      741,450

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (7.27%)             7.31%             31.25%            (24.21%)
highest***                            TO (7.16%)           to 7.69%          to 31.71%         to (5.47%)



----------
(4) On April 29, 2005 Aggressive Growth Class B sub-account ceased operations through a vote of the Board of Directors.

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL STOCK CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              343,738            414,111            491,508            494,666            477,935
Units issued                             59,161             30,963            594,498          3,543,163          2,452,783
Units redeemed                          (76,394)          (101,336)          (671,895)        (3,546,321)        (2,436,052)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    326,505            343,738            414,111            491,508            494,666
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    11.010008     $     9.663241     $     8.507707     $     6.645829     $     8.636273
                                  TO $15.090269      to $13.198278      to $11.579330       to $9.013656      to $11.672280

Net assets, end of period        $    4,486,237     $    4,160,746     $    4,432,062     $    4,125,169     $    5,554,516

Investment income ratio*                   0.76%              0.86%              0.51%              0.44%              0.20%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   13.94%             13.58%             28.02%            (23.05%)           (22.83%)
highest***                             TO 14.34%          to 13.98%          to 28.46%         to (22.78%)        to (22.29%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     INTERNATIONAL STOCK CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period               88,126             70,188             37,360                  0
Units issued                             29,172             71,090            188,602            546,551
Units redeemed                          (19,210)           (53,152)          (155,774)          (509,191)
                                 --------------     --------------     --------------     --------------

Units, end of period                     98,088             88,126             70,188             37,360
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.897270     $    14.032279     $    12.379856     $     9.671864
                                  TO $16.484777      to $14.483618      to $12.765244       to $9.962987

Net assets, end of period        $    1,580,759     $    1,247,601     $      874,569     $      364,771

Investment income ratio*                   0.00%              0.68%              0.46%              0.09%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   11.19%             13.35%             28.00%            (22.63%)
highest***                             TO 14.10%          to 13.75%          to 28.45%         to (3.11%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        VALUE CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              615,102            728,180            830,514            878,070            544,199
Units issued                             22,058             25,066             70,462            245,560            644,743
Units redeemed                         (116,941)          (138,144)          (172,796)          (293,116)          (310,872)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    520,219            615,102            728,180            830,514            878,070
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    20.463158     $    18.500073     $    16.346669     $    11.988345     $    15.804033
                                  TO $23.006889      to $20.727331      to $18.250518      to $13.337895      to $17.521564

Net assets, end of period        $   11,529,420     $   12,315,247     $   12,884,597     $   10,768,217     $   15,101,007

Investment income ratio*                   0.64%              0.60%              1.17%              0.84%             57.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   10.61%             13.17%             36.35%            (24.14%)             1.72%
highest***                             TO 11.00%          to 13.57%          to 36.83%         to (23.88%)          to 3.58%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              215,925            125,052             33,539                  0
Units issued                             40,369            205,353            104,595             37,784
Units redeemed                          (26,172)          (114,480)           (13,082)            (4,245)
                                 --------------     --------------     --------------     --------------

Units, end of period                    230,122            215,925            125,052             33,539
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.078797     $    14.615931     $    12.930141     $     9.493546
                                  TO $16.399020      to $14.838145      to $13.113578       to $9.618617

Net assets, end of period        $    3,737,429     $    3,171,245     $    1,621,807     $      319,218

Investment income ratio*                   0.43%              0.39%              1.12%              0.05%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.39%             13.04%             36.20%            (24.05%)
highest***                             TO 10.80%          to 13.44%          to 36.68%         to (4.57%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               REAL ESTATE SECURITIES CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              378,779            422,232            430,391            283,734            281,074
Units issued                             74,132             76,826            117,564            295,540            180,862
Units redeemed                         (130,844)          (120,279)          (125,723)          (148,883)          (178,202)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    322,067            378,779            422,232            430,391            283,734
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    27.069419     $    24.627525     $    18.981707     $    13.882066     $    13.771429
                                   TO $28.02810      to $25.460516      to $19.555029      to $14.251467      to $14.088482

Net assets, end of period        $    8,897,800     $    9,520,468     $    8,164,520     $    6,082,362     $    3,974,855

Investment income ratio*                   2.02%              2.48%              2.54%              2.79%              2.91%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    9.92%             29.74%             36.74%              0.80%              1.45%
highest***                             TO 10.30%          to 30.20%          to 37.21%           to 1.16%           to 2.89%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    REAL ESTATE SECURITIES CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              473,093            316,054            122,644                  0
Units issued                            177,565            464,335            224,834            170,713
Units redeemed                         (141,209)          (307,296)           (31,424)           (48,069)
                                 --------------     --------------     --------------     --------------

Units, end of period                    509,449            473,093            316,054            122,644
                                 ==============     ==============     ==============     ==============

Unit value                       $    22.838433     $    20.890350     $    16.134374     $    11.817865
                                  TO $24.712132      to $22.499805      to $17.360006      to $12.702902

Net assets, end of period        $   11,818,404     $    9,994,862     $    5,149,003     $    1,455,223

Investment income ratio*                   1.51%              1.92%              2.07%              0.24%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (2.97%)            29.48%             36.53%             (5.46%)
highest***                             TO 10.11%          to 29.93%          to 37.00%           to 1.62%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     HIGH YIELD CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              904,165          1,397,973            851,832            792,885            558,918
Units issued                            361,766            332,488          1,234,606            642,247            614,745
Units redeemed                         (569,965)          (826,296)          (688,465)          (583,300)          (380,778)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    695,966            904,165          1,397,973            851,832            792,885
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.314332     $    13.065633     $    11.972562     $     9.790451     $    10.698741
                                  TO $15.831453      to $15.481606      to $14.136722      to $11.519811      to $12.544550

Net assets, end of period        $   10,061,107     $   12,864,611     $   18,070,623     $    9,168,510     $    9,538,643

Investment income ratio*                   4.80%              6.35%              5.11%              8.31%             10.28%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    1.90%              9.13%             22.29%             (8.49%)            (7.43%)
highest***                              TO 2.26%           to 9.51%          to 22.72%          to (8.17%)         to (6.80%)

================================================================================


                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           HIGH YIELD CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              974,338            946,922             78,182                  0
Units issued                            683,808          1,385,287          2,223,643            168,512
Units redeemed                         (899,282)        (1,357,871)        (1,354,903)           (90,330)
                                 --------------     --------------     --------------     --------------

Units, end of period                    758,864            974,338            946,922             78,182
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.428438     $    15.145567     $    13.891244     $    11.370655
                                  TO $16.028671      to $15.695609      to $14.359708      to $11.724791

Net assets, end of period        $   11,992,114     $   15,077,407     $   13,430,154     $      909,514

Investment income ratio*                   3.56%              4.72%              3.73%              0.85%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.00%              8.92%             22.05%             (9.03%)
highest***                              TO 2.12%           to 9.30%          to 22.47%          to (0.84%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE AGGRESSIVE 1000 CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              442,419            437,472            465,765            447,744            357,143
Units issued                             21,386             63,547             73,134            143,730            172,426
Units redeemed                          (86,294)           (58,600)          (101,427)          (125,709)           (81,825)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    377,511            442,419            437,472            465,765            447,744
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    12.897174     $    11.862395     $    10.402017     $     7.846184     $    10.070301
                                  TO $16.525007      to $15.146219      to $13.235054       to $9.948297       to $12723595

Net assets, end of period        $    5,513,916     $    6,041,648     $    5,215,830     $    4,238,979     $    5,386,950

Investment income ratio*                   1.92%              0.77%              0.41%              0.83%              4.16%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    8.72%             14.04%             32.57%            (22.09%)           (15.10%)
highest***                              TO 9.10%          to 14.44%          to 33.04%         to (21.81%)        to (12.42%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE AGGRESSIVE 1000 CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            3,054,515          1,816,155            126,246                  0
Units issued                            415,538          3,208,617          1,781,486            127,710
Units redeemed                         (226,888)        (1,970,257)           (91,577)            (1,464)
                                 --------------     --------------     --------------     --------------

Units, end of period                  3,243,165          3,054,515          1,816,155            126,246
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.357014     $    15.121981     $    13.260309     $     9.993367
                                  TO $16.626757      to $15.262264      to $13.336456      to $10.024515

Net assets, end of period        $   53,630,798     $   46,432,639     $   24,166,972     $    1,264,135

Investment income ratio*                   1.84%              0.63%              0.14%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    4.45%             14.04%             32.57%            (20.05%)
highest***                              TO 8.94%          to 14.44%          to 33.04%          to (5.59%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE GROWTH 820 CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            2,178,355          2,184,700          2,202,093          1,964,722          1,569,244
Units issued                            301,609            327,280            336,742            677,069            651,200
Units redeemed                         (494,145)          (333,625)          (354,135)          (439,698)          (255,722)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,985,819          2,178,355          2,184,700          2,202,093          1,964,722
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.675831     $    12.807137     $    11.374440     $     8.934824       10.804923 to
                                  TO $18.605825      to $17.363307      to $15.366925      to $12.028869          14.495682

Net assets, end of period        $   32,112,400     $   33,489,683     $   29,888,266     $   23,853,389     $   26,833,192

Investment income ratio*                   2.86%              1.45%              1.20%              2.17%              5.03%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    6.78%             12.60%             27.30%            (17.31%)           (10.54%)
highest***                              TO 7.16%          to 12.99%          to 27.75%         to (17.02%)         to (8.59%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE GROWTH 820 CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           10,656,382          3,499,285            424,132                  0
Units issued                         12,539,074         13,178,921          3,182,417            442,206
Units redeemed                       (1,163,445)        (6,021,824)          (107,264)           (18,074)
                                 --------------     --------------     --------------     --------------

Units, end of period                 22,032,011         10,656,382          3,499,285            424,132
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.143470     $    15.124169     $    13.417365     $    10.537942
                                  TO $16.494795      to $15.414851      to $13.641026      to $10.686894

Net assets, end of period        $  359,837,646     $  163,056,238     $   47,508,632     $    4,522,933

Investment income ratio*                   2.29%              0.83%              0.52%              0.04%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.18%             12.61%             27.20%            (15.70%)
highest***                              TO 7.01%          to 13.00%          to 27.64%          to (4.44%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE BALANCED 640 CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,490,637          3,339,963          2,919,841          2,394,407          1,807,767
Units issued                            353,574            709,339            850,780          1,102,258            876,830
Units redeemed                         (536,132)          (558,665)          (430,658)          (576,824)          (290,190)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  3,308,079          3,490,637          3,339,963          2,919,841          2,394,407
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.596536     $    13.896892     $    12.461505     $    10.228949     $    11.559863
                                  TO $19.762663      to $18.749859      to $16.754333      to $13.704682      to $15.433664

Net assets, end of period        $   56,409,999     $   56,752,243     $   48,820,104     $   35,380,240     $   34,509,338

Investment income ratio*                   3.96%              2.24%              2.37%              3.25%              5.21%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    5.03%             11.52%             21.83%            (11.51%)            (6.34%)
highest***                              TO 5.40%          to 11.91%          to 22.25%         to (11.20%)         to (5.23%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE BALANCED 640 CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           11,111,159          4,784,255            790,394                  0
Units issued                         13,298,957         11,766,035          4,180,770            841,109
Units redeemed                         (407,894)        (5,439,131)          (186,909)           (50,715)
                                 --------------     --------------     --------------     --------------

Units, end of period                 24,002,222         11,111,159          4,784,255            790,394
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.979079     $    15.209160     $    13.634469     $    11.180582
                                  TO $16.350534      to $15.523970      to $13.881850      to $11.355046

Net assets, end of period        $  388,166,829     $  171,110,219     $   66,049,509     $    8,940,240

Investment income ratio*                   3.17%              1.43%              1.47%              0.23%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
  highest**                             TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    2.07%             11.44%             21.83%            (10.56%)
  highest***                            TO 5.32%          to 11.83%          to 22.25%          to (2.58%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE MODERATE 460 CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,720,562          1,736,694          1,709,413          1,257,133            725,241
Units issued                            211,379            343,791            371,968            749,221            659,601
Units redeemed                         (313,590)          (359,923)          (344,687)          (296,941)          (127,709)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,618,351          1,720,562          1,736,694          1,709,413          1,257,133
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.904988     $    14.562713     $    13.346846     $    11.527502     $    12.224839
                                  TO $20.011835      to $19.484176      to $17.794866      to $15.315540       to $16.18524

Net assets, end of period        $   26,757,305     $   28,155,971     $   26,228,051     $   22,372,437     $   18,653,484

Investment income ratio*                   4.20%              2.90%              3.07%              3.40%              4.90%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
  highest**                             TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    2.35%              9.11%             15.78%             (5.70%)            (2.72%)
  highest***                            TO 2.71%           to 9.49%          to 16.19%          to (5.37%)         to (2.35%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE MODERATE 460 CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            4,269,040          1,961,184            377,035                  0
Units issued                          3,718,796          4,396,576          1,890,160            388,031
Units redeemed                         (430,912)        (2,088,720)          (306,011)           (10,996)
                                 --------------     --------------     --------------     --------------

Units, end of period                  7,556,924          4,269,040          1,961,184            377,035
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.288301     $    14.999837     $    13.733715     $    11.849812
                                  TO $15.540460      to $15.152916      to $13.839140      to $11.910967

Net assets, end of period        $  116,397,155     $   64,244,940     $   27,022,789     $    4,480,368

Investment income ratio*                   3.53%              1.99%              1.79%              0.31%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    1.04%              9.11%             15.78%             (5.20%)
highest***                              TO 2.56%           to 9.49%          to 16.19%          to (1.16%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE CONSERVATIVE 280 CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              951,217          1,201,733          1,420,412            715,429            350,354
Units issued                            158,201            244,563            326,484            885,117            468,912
Units redeemed                         (203,296)          (495,079)          (545,163)          (180,134)          (103,837)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    906,122            951,217          1,201,733          1,420,412            715,429
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    15.480522     $    15.311609     $    14.350511     $    13.091280     $    13.096907
                                  TO $20.005481      to $19.718253      to $18.415805      to $16.741166      to $16.689833

Net assets, end of period        $   15,366,540     $   16,108,768     $   19,070,694     $   20,440,742     $    1,095,040

Investment income ratio*                   4.82%              3.70%              3.68%              2.80%              3.81%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    1.10%              6.70%              9.62%             (0.04%)             1.28%
highest***                              TO 1.46%           to 7.07%          to 10.00%           to 0.31%           to 1.78%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE CONSERVATIVE 280 CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,222,764          1,459,840            313,670                  0
Units issued                          2,077,348          2,136,932          2,060,095            329,317
Units redeemed                         (692,512)        (1,374,008)          (913,925)           (15,647)
                                 --------------     --------------     --------------     --------------

Units, end of period                  3,607,600          2,222,764          1,459,840            313,670
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.666899     $    14.570649     $    13.665685     $    12.466950
                                  TO $14.908806      to $14.705811      to $13.744482      to $12.526309

Net assets, end of period        $   53,305,870     $   32,473,433     $   19,982,698     $    3,912,613

Investment income ratio*                   4.29%              3.04%              2.53%              0.16%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.19%              6.62%              9.62%             (0.26%)
highest***                              TO 1.38%           to 7.00%          to 10.00%           to 0.53%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY VALUE CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              737,681            785,514            846,440            655,406            327,836
Units issued                             57,252            123,935            277,826            585,786            492,738
Units redeemed                         (188,093)          (171,768)          (338,752)          (394,752)          (165,168)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    606,840            737,681            785,514            846,440            655,406
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    20.388484     $    19.364563     $    15.725754     $    11.960450     $    12.925755
                                  TO $21.965690      to $20.883351      to $16.976139      to $12.924339      to $13.981425

Net assets, end of period        $   12,879,390     $   14,822,584     $   12,806,114     $   10,437,539     $    8,633,141

Investment income ratio*                   0.28%              0.16%              0.39%              0.30%              0.16%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    5.18%             23.02%             31.35%             (7.56%)             4.78%
highest***                              TO 5.55%          to 23.45%          to 31.81%          to (7.24%)          to 8.72%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SMALL COMPANY VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,139,046            830,808            207,989                  0
Units issued                            209,354            982,959            710,010            250,437
Units redeemed                         (152,500)          (674,721)           (87,191)           (42,448)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,195,900          1,139,046            830,808            207,989
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.196655     $    16.447403     $    13.397323     $    10.207514
                                  TO $19.512373      to $18.576036      to $15.116060      to $11.505543

Net assets, end of period        $   21,022,087     $   19,051,889     $   11,303,684     $    2,133,803

Investment income ratio*                   0.06%              0.09%              0.35%              0.04%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.77%             22.77%             31.25%            (18.34%)
highest***                              TO 5.30%          to 23.20%          to 31.71%          to (2.04%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL VALUE CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              465,923            442,116            409,944            262,146            159,197
Units issued                            865,924            157,474            155,175          2,263,309            450,036
Units redeemed                         (234,232)          (133,667)          (123,003)        (2,115,511)          (347,087)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,097,615            465,923            442,116            409,944            262,146
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    15.653467     $    14.400513     $    12.045466     $     8.453467     $    10.459987
                                  TO $15.921898      to $14.606124      to $12.186877       to $8.531381      to $10.529997

Net assets, end of period        $   17,390,997     $    6,761,184     $    5,360,940     $    3,483,774     $    2,755,188

Investment income ratio*                   0.49%              1.26%              0.81%              0.65%              1.01%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    8.63%             19.43%             42.35%            (19.26%)           (11.53%)
highest***                              TO 9.01%          to 19.85%          to 42.85%         to (18.98%)        to (11.23%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      INTERNATIONAL VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              789,559            548,234            112,777                  0
Units issued                            442,794            723,046            814,517            379,567
Units redeemed                         (203,535)          (481,721)          (379,060)          (266,790)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,028,818            789,559            548,234            112,777
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.874645     $    16.549456     $    13.876213     $     9.770965
                                  TO $19.005873      to $17.515517      to $14.671519      to $10.320663

Net assets, end of period        $   18,689,585     $   13,193,524     $    7,674,605     $    1,109,783

Investment income ratio*                   0.60%              0.98%              0.64%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    5.30%             19.26%             42.01%            (21.83%)
highest***                              TO 8.78%          to 19.68%          to 42.51%          to (7.35%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SMALL COMPANY BLEND CLASS A (5)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              398,271            476,533            434,766            509,250            230,873
Units issued                              2,655             57,188            141,305            436,060            401,050
Units redeemed                         (400,926)          (135,450)           (99,538)          (510,544)          (122,673)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0            398,271            476,533            434,766            509,250
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     8.584622     $     9.778392     $     9.283714     $    6.7462279     $     9.244249
                                  TO $11.404786      to $12.975896      to $12.276306       to $8.910911      to $12.138851

Net assets, end of period        $            0     $    4,645,912     $    5,243,964     $    3,517,937     $    5,918,406

Investment income ratio*                   0.00%              0.00%              0.00%              0.27%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                  (12.21%)             5.33%             37.29%            (26.85%)            (2.92%)
highest***                            TO (12.11%)          to 5.70%          to 37.77%         to (26.59%)           to 054%


----------
(5) On April 29, 2005 Small Company Blend Class A sub-account ceased operations through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SMALL COMPANY BLEND CLASS B (5),(1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              491,155            320,334             58,192                  0
Units issued                             31,022            473,810            317,893             74,932
Units redeemed                         (522,177)          (302,989)           (55,751)           (16,740)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0            491,155            320,334             58,192
                                 ==============     ==============     ==============     ==============

Unit value                       $    11.477928     $    13.085579     $    12.442530     $     9.067980
                                  TO $11.917054      to $13.581778      to $12.901400       to $9.393008

Net assets, end of period        $            0     $    6,479,353     $    4,011,004     $      534,610

Investment income ratio*                   0.00%              0.00%              0.00%              0.01%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                  (12.29%)             5.17%             37.21%            (27.46%)
highest***                            TO (12.19%)          to 5.54%          to 37.69%          to (7.30%)


----------
(5) On April 29, 2005 Small Company Blend Class B sub-account ceased operations through a vote of the Board of Directors.

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    TOTAL RETURN CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            2,429,845          2,965,526          3,392,216          1,722,197            562,835
Units issued                            101,229            159,360            893,090          2,274,872          1,436,713
Units redeemed                         (464,882)          (695,041)        (1,319,780)          (604,853)          (277,351)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,066,192          2,429,845          2,965,526          3,392,216          1,722,197
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    16.222243     $    16.109056     $    15.620011     $    15.136415     $    14.065149
                                  TO $16.738625      to $16.563922      to $16.004802      to $15.455104      to $143311130

Net assets, end of period        $   33,920,652     $   39,568,912     $   46,792,447     $   51,820,869     $   24,468,266

Investment income ratio*                   2.42%              3.92%              2.85%              2.41%              3.10%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.70%              3.13%              3.19%              7.62%              5.47%
highest***                              TO 1.05%           to 3.49%           to 3.56%           to 7.99%           to 6.77%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         TOTAL RETURN CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,576,286          2,424,025            900,181                  0
Units issued                            421,791          1,858,030          2,173,008            949,192
Units redeemed                         (475,122)        (1,705,769)          (649,164)           (49,011)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,522,955          2,576,286          2,424,025            900,181
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.131682     $    14.115409     $    13.719187     $    13.312683
                                  TO $14.364766      to $14.246371      to $13.797961      to $13.348694

Net assets, end of period        $   35,980,388     $   36,510,111     $   33,337,919     $   11,993,065

Investment income ratio*                   1.95%              3.24%              2.20%              0.10%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (0.56%)             2.89%              3.05%              1.70%
highest***                              TO 0.83%           to 3.25%           to 3.41%           to 6.79%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. LARGE CAP CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,410,977          1,182,076          1,169,418            935,214            581,872
Units issued                             21,673            579,478            184,894            483,090            666,345
Units redeemed                         (251,591)          (350,577)          (172,236)          (248,886)          (313,003)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,181,059          1,410,977          1,182,076          1,169,418            935,214
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.211775     $    12.705323     $    11.820052     $     8.775940     $    11.937561
                                  TO $13.905977      to $13.326315      to $12.354355       to $9.140645        to $12.3901

Net assets, end of period        $   16,086,275     $   18,444,664     $   14,287,142     $   10,492,539     $   11,469,737

Investment income ratio*                   0.45%              0.28%              0.38%              0.29%              0.34%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.99%              7.49%             34.69%            (26.48%)            (4.15%)
highest***                              TO 4.35%           to 7.87%          to 35.16%         to (26.23%)         to (1.60%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        U.S. LARGE CAP CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,078,747            807,777            135,885                  0
Units issued                             66,308            733,737            715,339            152,259
Units redeemed                         (206,627)          (462,767)           (43,447)           (16,374)
                                 --------------     --------------     --------------     --------------

Units, end of period                    938,428          1,078,747            807,777            135,885
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.135691     $    13.591728     $    12.664320     $     9.419481
                                  TO $15.001462      to $14.388284      to $13.372967      to $9.9217620

Net assets, end of period        $   13,842,979     $   15,306,610     $   10,660,089     $    1,338,296

Investment income ratio*                   0.12%              0.21%              0.33%              0.02%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    2.21%              7.22%             34.31%            (24.64%)
highest***                              TO 4.26%           to 7.59%         to $34.78           to (7.87%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MID CAP STOCK CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              659,039            703,634            610,028            511,023            293,545
Units issued                            995,903            125,653            278,358            277,177            313,902
Units redeemed                         (342,718)          (170,248)          (184,752)          (178,172)           (96,424)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,312,224            659,039            703,634            610,028            511,023
                                 ==============     ==============     ==============     ==============     ==============

Unit value                           $14.501747     $    12.867467     $    10.989664     $     7.849726     $    10.305876
                                  TO $14.962688      to $13.289711      to $11.361678       to $8.123564      to $10.676087

Net assets, end of period        $   19,433,995     $    8,665,541     $    7,897,684     $    4,886,818     $    5,346,696

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   12.59%             16.97%             39.86%            (23.91%)           (12.46%)
highest***                             TO 12.98%          to 17.38%          to 40.35%         to (23.64%)         to (6.34%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        MID CAP STOCK CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              768,595            494,954             85,814                  0
Units issued                            475,325            811,643            490,203             97,953
Units redeemed                         (207,003)          (538,002)           (81,063)           (12,139)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,036,917            768,595            494,954             85,814
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.616489     $    15.651048     $    13.399635     $     9.595389
                                  TO $18.719279      to $16.589409      to $14.167455      to $10.119925

Net assets, end of period        $   19,219,560     $   12,645,731     $    6,967,426     $      865,030

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    8.02%             16.69%             39.51%            (23.24%)
highest***                             TO 12.84%          to 17.10%          to 40.00%          to (7.56%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL ALLOCATION CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              265,690            382,718            293,376            277,107             98,610
Units issued                             26,309             39,813            117,316            105,053            233,867
Units redeemed                          (42,011)          (156,841)           (27,974)           (88,784)           (55,370)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    249,988            265,690            382,718            293,376            277,107
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    11.096081     $    10.621190     $     9.578808     $     7.702576      $10.197351 to
                                  TO $11.254301      to $10.771542       to $9.724144       to $7.827267          10.372818

Net assets, end of period        $    2,807,193     $    2,852,686     $    3,700,746     $    2,277,517     $    2,842,483

Investment income ratio*                   1.00%              1.10%              0.42%              0.00%              0.11%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    4.37%             10.77%             24.23%            (24.54%)           (14.81%)
highest***                              TO 4.73%          to 11.16%          to 24.67%         to (24.28%)        to (13.02%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      GLOBAL ALLOCATION CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              278,410            126,849             19,428                  0
Units issued                            308,315            237,929            114,977             20,010
Units redeemed                          (48,581)           (86,368)            (7,556)              (582)
                                 --------------     --------------     --------------     --------------

Units, end of period                    538,144            278,410            126,849             19,428
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.737958      $13.183540 to     $    11.911549     $     9.575126
                                  TO $14.685735          14.057979      to $12.669816      to $10.159257

Net assets, end of period        $    7,720,254     $    3,863,687     $    1,591,007     $      193,882

Investment income ratio*                   0.68%              0.74%              0.28%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.14%             10.57%             24.28%            (23.40%)
highest***                              TO 4.47%          to 10.96%          to 24.71%          to (6.00%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   DYNAMIC GROWTH CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,090,386          1,343,925            772,757            827,774            497,733
Units issued                             22,956             59,899            744,934            208,174            637,794
Units redeemed                         (179,236)          (313,438)          (173,766)          (263,191)          (289,753)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    934,106          1,090,386          1,343,925            772,757            827,774
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     4.963389     $     4.489166     $     4.149140     $     3.269019     $     4.639280
                                   TO $5.487385       to $4.968047       to $4.596353       to $3.624989       to $5.149629

Net assets, end of period        $    4,959,522     $    5,242,572     $    5,946,398     $    2,655,135     $    4,006,117

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.17%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   10.45%              8.09%             26.80%            (29.61%)           (41.23%)
highest***                             TO 10.84%           to 8.47%          to 27.24%         to (29.36%)        to (37.18%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        DYNAMIC GROWTH CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              220,053            251,568             10,978                  0
Units issued                             29,993            136,429            251,373             11,369
Units redeemed                          (47,679)          (167,944)           (10,783)              (391)
                                 --------------     --------------     --------------     --------------

Units, end of period                    202,367            220,053            251,568             10,978
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.504882     $    13.164527     $    12.164875     $     9.578097
                                  TO $15.449440      to $13.986908      to $12.892451      to $10.125646

Net assets, end of period        $    3,086,058     $    3,046,515     $    3,219,309     $      110,421

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.34%              8.11%             26.88%            (23.38%)
highest***                             TO 10.46%           to 8.49%          to 27.32%          to (5.42%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             TOTAL STOCK MARKET INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              175,758            174,632            174,281            109,904             23,583
Units issued                             16,421             32,441             61,435            116,713            104,437
Units redeemed                          (28,806)           (31,315)           (61,084)           (52,336)           (18,116)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    163,373            175,758            174,632            174,281            109,904
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    11.010141     $    10.589961     $     9.635326     $     7.503914     $     9.692272
                                  TO $11.283059      to $10.863280       to $9.893926       to $7.713002       to $9.972325

Net assets, end of period        $    1,835,515     $    1,898,297     $    1,713,087     $    1,331,999     $    1,084,914

Investment income ratio*                   1.13%              0.62%              0.00%              1.02%              1.44%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.86%              9.80%             28.28%            (22.66%)           (12.87%)
highest***                              TO 4.23%          to 10.18%          to 28.73%         to (22.38%)         to (9.87%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  TOTAL STOCK MARKET INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              457,576            318,595             28,372                  0
Units issued                             40,361            376,218            299,152             31,132
Units redeemed                          (59,197)          (237,237)            (8,929)            (2,760)
                                 --------------     --------------     --------------     --------------

Units, end of period                    438,740            457,576            318,595             28,372
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.304970     $    13.795381     $    12.568032     $     9.804582
                                  TO $15.032880      to $14.461277      to $13.141717      to $10.226558

Net assets, end of period        $    6,496,628     $    6,539,825     $    4,149,359     $      289,021

Investment income ratio*                   0.90%              0.46%              0.00%              3.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.89%              9.66%             28.06%            (21.56%)
highest***                              TO 3.95%          to 10.04%          to 28.51%          to (5.75%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      500 INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,258,689          1,076,940          1,237,770            819,472            145,889
Units issued                            442,598            466,189            956,256          1,462,210            866,311
Units redeemed                         (754,044)          (284,440)        (1,117,086)        (1,043,912)          (192,728)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    947,243          1,258,689          1,076,940          1,237,770            819,472
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    10.288118     $    10.028854     $     9.247369     $     7.344179     $     9.637624
                                  TO $10.543123      to $10.287669       to $9.495529       to $7.548807       to $9.916084

Net assets, end of period        $    9,930,056     $   12,853,998     $   10,136,124     $    9,218,725     $    7,985,947

Investment income ratio*                   1.57%              0.88%              0.94%              0.00%              1.42%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    2.48%              8.34%             25.79%            (23.87%)           (13.81%)
highest***                              TO 2.84%           to 8.72%          to 26.23%         to (23.61%)        to (11.37%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           500 INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,367,797            983,215            184,094                  0
Units issued                            446,249          1,357,608            980,772            324,770
Units redeemed                         (498,133)          (973,026)          (181,651)          (140,676)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,315,913          1,367,797            983,215            184,094
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.441958     $    13.124674     $    12.130947     $     9.652858
                                  TO $14.355712      to $12.890992      to $12.890992      to $10.232056

Net assets, end of period        $   18,514,359     $   18,755,386     $   12,452,785     $    1,861,963

Investment income ratio*                   1.38%              0.64%              0.61%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    0.82%              8.08%             25.55%            (22.78%)
highest***                              TO 2.67%           to 8.46%          to 25.99%          to (5.84%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  MID CAP INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              135,983            146,089            148,951             93,799             17,609
Units issued                             40,389             33,381            108,726            146,035            296,209
Units redeemed                          (49,901)           (43,487)          (111,588)           (90,883)          (220,019)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    126,471            135,983            146,089            148,951             93,799
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    17.632535     $    16.017501     $    14.073554     $    10.642876     $    12.766859
                                  TO $18.010078      to $16.303495      to $14.274668      to $10.757291      to $12.858949

Net assets, end of period        $    2,255,761     $    2,200,532     $    2,073,056     $    1,595,499     $    1,202,563

Investment income ratio*                   0.50%              0.39%              0.00%              0.49%              0.99%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   10.08%             13.81%             32.23%            (16.64%)            (3.35%)
highest***                             TO 10.47%          to 14.21%          to 32.70%         to (16.34%)          to 1.52%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         MID CAP INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              416,153            280,327             65,474                  0
Units issued                             65,076            398,970            248,728             67,208
Units redeemed                          (50,416)          (263,144)           (33,875)            (1,734)
                                 --------------     --------------     --------------     --------------

Units, end of period                    430,813            416,153            280,327             65,474
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.402310     $    14.984785     $    13.186545     $     9.990307
                                  TO $17.266146      to $15.701105      to $13.803063      to $10.446948

Net assets, end of period        $    7,184,846     $    6,308,116     $    3,734,931     $      655,964

Investment income ratio*                   0.33%              0.25%              0.00%              1.48%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    1.77%             13.64%             31.99%            (20.08%)
highest***                             TO 10.24%          to 14.04%          to 32.46%          to (4.69%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   SMALL CAP INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              130,295            136,307            226,950             94,937             14,651
Units issued                             29,394            177,222            348,969            264,625            295,598
Units redeemed                          (61,339)          (183,234)          (439,612)          (132,612)          (215,222)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                     98,350            130,295            136,307            226,950             94,937
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    15.097565     $    14.773203     $    12.801395     $     8.926733     $     11.57294
                                  TO $15.497224      to $15.179394      to $13.166570       to $9.190549      to $11.910780

Net assets, end of period        $    1,514,995     $    1,959,714     $    1,775,486     $    2,049,857     $    1,115,681

Investment income ratio*                   0.55%              0.31%              0.00%              1.32%              1.71%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    2.09%             15.29%             43.26%            (22.84%)            (0.17%)
highest***                              TO 2.45%          to 15.69%          to 43.76%         to (22.57%)          to 4.18%

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SMALL CAP INDEX CLASS B
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              402,273            253,978             52,175                  0
Units issued                            146,332            575,233            577,056             71,370
Units redeemed                         (182,478)          (426,938)          (375,253)           (19,195)
                                 --------------     --------------     --------------     --------------

Units, end of period                    366,127            402,273            253,978             52,175
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.829445     $    15.589586     $    13.545063     $     9.484387
                                  TO $16.483014      to $16.158254      to $14.025090       to $9.810708

Net assets, end of period        $    5,879,207     $    6,322,703     $    3,468,629     $      496,477

Investment income ratio*                   0.35%              0.20%              0.00%              2.40%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (1.64%)            15.09%             42.81%            (24.12%)
highest***                              TO 2.26%          to 15.50%          to 43.31%          to (6.15%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              CAPITAL APPRECIATION CLASS A
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              168,858            171,105            179,024             81,629                790
Units issued                            128,691             22,938             31,402            129,156            113,604
Units redeemed                          (81,278)           (25,185)           (39,321)           (31,761)           (32,765)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    216,271            168,858            171,105            179,024             81,629
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     9.153633     $     8.171240     $     7.606320     $     5.978615     $     8.769024
                                   TO $9.320697       to $8.291409       to $7.691148       to $6.024194       to $8.804929

Net assets, end of period        $    1,998,801     $    1,386,792     $    1,307,213     $    1,073,083     $      716,429

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   12.02%              7.43%             27.23%            (31.82%)            (19.7%)
highest***                             TO 12.41%           to 7.80%          to 27.67%         to (31.58%)        to (17.10%)

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     CAPITAL APPRECIATION CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              214,487            171,828             44,548                  0
Units issued                             47,154            190,587            152,162             46,512
Units redeemed                          (38,977)          (147,928)           (24,882)            (1,964)
                                 --------------     --------------     --------------     --------------

Units, end of period                    222,664            214,487            171,828             44,548
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.367255      $11.951649 to     $    11.124546     $     8.742892
                                  TO $14.735093          13.141851      to $12.201755       to $9.565574

Net assets, end of period        $    3,233,242     $    2,778,291     $    2,074,659     $      421,782

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    6.15%              7.33%             27.11%            (30.06%)
highest***                             TO 12.12%           to 7.70%          to 27.56%          to (8.54%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                HEALTH SCIENCES CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              298,148            321,524            297,962            171,514                  0
Units issued                             29,372            104,021            168,445            206,697            248,183
Units redeemed                          (83,872)          (127,397)          (144,883)           (80,249)           (76,669)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    243,648            298,148            321,524            297,962            171,514
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    16.062084     $    14.510292     $    12.806521     $     9.567392     $    13.381761
                                  TO $16.326945      to $14.698179      to $12.926890       to $9.623619      to $13.413253

Net assets, end of period        $    3,936,572     $    4,344,726     $    4,131,295     $    2,856,174     $    2,297,932

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   10.69%             13.30%             33.86%            (28.50%)             7.50%
highest***                             TO 11.08%          to 13.70%          to 34.32%         to (28.25%)          to 7.13%


----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        HEALTH SCIENCES CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              436,699            267,407             57,430                  0
Units issued                            132,259            435,063            240,519             93,194
Units redeemed                         (124,868)          (265,771)           (30,542)           (35,764)
                                 --------------     --------------     --------------     --------------

Units, end of period                    444,090            436,699            267,407             57,430
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.951784     $    14.424059     $    12.746949     $     9.534743
                                  TO $17.928360      to $16.170972      to $14.254961      to $10.636160

Net assets, end of period        $    7,781,740     $    6,926,834     $    3,722,245     $      594,408

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    8.29%             13.04%             33.56%            (23.72%)
highest***                             TO 10.87%          to 13.44%          to 34.02%          to (2.52%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               FINANCIAL SERVICES CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              196,128            237,240            221,373            145,091                  0
Units issued                             16,991             28,100             74,785            132,427            154,006
Units redeemed                          (50,486)           (69,212)           (58,918)           (56,145)            (8,915)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    162,633            196,128            237,240            221,373            145,091
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.248023     $    13.207601     $    12.177455     $     9.277011     $    11.497105
                                  TO $14.482924      to $13.378598      to $12.291912       to $9.331532      to $11.524203

Net assets, end of period        $    2,331,973     $    2,604,626     $    2,900,715     $    2,058,372     $    1,670,551

Investment income ratio*                   0.41%              0.40%              0.16%              0.00%              0.05%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    7.88%              8.46%             31.26%            (19.31%)            (8.02%)
highest***                              TO 8.25%           to 8.84%          to 31.72%         to (19.03%)         to (7.81%)


----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     FINANCIAL SERVICES CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              287,195            200,890             40,850                  0
Units issued                             33,006            264,154            181,374             73,527
Units redeemed                          (46,879)          (177,849)           (21,334)           (32,677)
                                 --------------     --------------     --------------     --------------

Units, end of period                    273,322            287,195            200,890             40,850
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.567838     $    14.503495     $    13.407583     $    10.227986
                                  TO $15.854914      to $14.702700      to $13.578107      to $10.347728

Net assets, end of period        $    4,302,732     $    4,188,601     $    2,705,259     $      418,450

Investment income ratio*                   0.21%              0.25%              0.12%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    7.17%              8.17%             31.09%            (18.18%)
highest***                              TO 8.11%           to 8.55%          to 31.55%          to (4.25%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              QUANTITATIVE MID CAP CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              138,354             44,498             50,287              8,312                  0
Units issued                             12,726            113,307             17,957            102,612             10,721
Units redeemed                         (103,642)           (19,451)           (23,746)           (60,637)            (2,409)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                     47,438            138,354             44,498             50,287              8,312
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.527317     $    12.114956     $    10.430346     $     7.662062          10.080533
                                  TO $13.750375      to $12.271843      to $10.528409       to $7.707109      to $10.104317

Net assets, end of period        $      646,652     $    1,686,113     $      465,917     $      386,149     $       83,879

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   11.66%             16.15%             36.13%            (23.99%)           (19.36%)
highest***                             TO 12.05%          to 16.56%          to 36.61%         to (23.72%)        to (19.17%)


----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     QUANTITATIVE MID CAP CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period               83,015             38,907             12,337                  0
Units issued                             46,952             83,910             27,457             13,426
Units redeemed                          (52,018)           (39,802)              (887)            (1,089)
                                 --------------     --------------     --------------     --------------

Units, end of period                     77,949             83,015             38,907             12,337
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.071006     $    15.305359     $    13.199297     $     9.700786
                                  TO $17.519093      to $15.668018      to $13.478226       to $9.881083

Net assets, end of period        $    1,350,841     $    1,285,908     $      519,431     $      121,106

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    2.60%             15.84%             35.93%            (22.39%)
highest***                             TO 11.81%          to 16.25%          to 36.40%          to (4.15%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            STRATEGIC GROWTH CLASS A (7),(6)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              188,097            205,983            228,983            101,341                  0
Units issued                                635             11,781             27,784            184,686            115,469
Units redeemed                         (188,732)           (29,667)           (50,784)           (57,044)           (14,128)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0            188,097            205,983            228,983            101,341
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     9.448965     $    10.051965     $     9.600076     $     7.700872     $    10.891002
                                   TO $9.582293      to $10.182170       to $9.690358       to $7.746167      to $10.916683

Net assets, end of period        $            0     $    1,894,200     $    1,980,476     $    1,765,199     $    1,104,359

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (6.00%)             4.71%             24.66%            (29.29%)           (12.87%)
highest***                            TO (5.89%)           to 5.08%          to 25.10%         to (29.04%)        to (12.67%)


----------
(7) On April 29, 2005 Strategic Growth Class A sub-account ceased operations through a vote of the Board of Directors.

(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    STRATEGIC GROWTH CLASS B (7),(1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              300,470            318,153             68,904                  0
Units issued                              4,917            231,940            266,947             79,059
Units redeemed                         (305,387)          (249,623)           (17,698)           (10,155)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0            300,470            318,153             68,904
                                 ==============     ==============     ==============     ==============

Unit value                       $    11.352050     $    12.069021     $    11.545878     $     9.270921
                                  TO $12.790773      to $13.587529      to $12.966005      to $10.385269

Net assets, end of period        $            0     $    4,016,129     $    4,072,745     $      709,584

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (5.97%)             4.43%             24.41%            (25.83%)
highest***                             TO (5.86%)          to 4.79%          to 24.85%          to (7.27%)


----------
(7) On April 29, 2005 Strategic Growth Class B sub-account ceased operations through a vote of the Board of Directors.

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 ALL CAP VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              244,885            216,698            201,456             69,410                  0
Units issued                             79,838             82,395            133,704            193,207             78,125
Units redeemed                          (59,712)           (54,208)          (118,462)           (61,161)            (8,715)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    265,011            244,885            216,698            201,456             69,410
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.224748     $    13.693111     $    12.017788     $     8.838989     $    12.646762
                                  TO $14.459280      to $13.870389      to $12.130735       to $8.890942       to $12.49117

Net assets, end of period        $    3,790,652     $    3,370,519     $    2,613,330     $    1,784,057     $      865,929

Investment income ratio*                   0.56%              0.32%              0.08%              0.00%              0.04%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.88%             13.94%             35.96%            (29.09%)            (0.28%)
highest***                              TO 4.25%          to 14.34%          to 36.44%         to (28.84%)         to (0.05%)


----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        ALL CAP VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              545,369            342,137             62,769                  0
Units issued                            102,677            500,249            365,303             69,036
Units redeemed                          (98,455)          (297,017)           (85,935)            (6,267)
                                 --------------     --------------     --------------     --------------

Units, end of period                    549,591            545,369            342,137             62,769
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.233062     $    13.725754     $    12.051359     $     8.867339
                                  TO $15.646118      to $15.050883      to $13.181759       to $9.674898

Net assets, end of period        $    8,417,115     $    8,078,643     $    4,450,912     $      593,689

Investment income ratio*                   0.12%              0.23%              0.12%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    2.37%             13.78%             35.77%            (29.06)
highest***                              TO 3.95%          to 14.18%          to 36.25%         to (10.39%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              STRATEGIC VALUE CLASS A (6)
                                 ----------------------------------------------------------------------------------------
                                           2005               2004             2003               2002               2001
                                 --------------     --------------   --------------     --------------     --------------

Units, beginning of period              154,073           17, 3533          192,002            105,084                  0
Units issued                             27,854             42,063           28,704            135,413            116,233
Units redeemed                          (47,685)           (61,523)         (47,173)           (48,495)           (11,149)
                                 --------------     --------------   --------------     --------------     --------------

Units, end of period                    134,242            154,073          173,533            192,002            105,149
                                 ==============     ==============   ==============     ==============     ==============

Unit value                       $    10.874078     $    11.098309   $     9.573143     $     7.564926     $    10.574706
                                  TO $11.053417      to $11.242049     to $9.663184       to $7.609422      to $10.599650

Net assets, end of period        $    1,466,411     $    1,717,902   $    1,666,570     $    1,454,944     $    1,112,393

Investment income ratio*                   0.77%              0.37%            0.02%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%            1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%         to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (2.02%)            15.93%           26.55%            (28.46%)           (15.40%)
highest***                             TO (1.68%)         to 16.34%        to 26.99%         to (28.21%)        to (15.20%)


----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        STRATEGIC VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              277,247            160,092             42,780                  0
Units issued                             79,995            305,147            128,764             48,194
Units redeemed                          (33,051)          (187,992)           (11,452)            (5,414)
                                 --------------     --------------     --------------     --------------

Units, end of period                    324,191            277,247            160,092             42,780
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.381606     $    13.676015     $    11.804094     $     9.325864
                                  TO $14.204329      to $14.480704      to $12.467370       to $9.825317

Net assets, end of period        $    4,561,870     $    3,980,664     $    1,982,849     $      417,670

Investment income ratio*                   0.34%              0.27%              0.06%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (2.80%)            15.74%             26.45%            (25.39%)
highest***                             TO (1.91%)         to 16.15%          to 26.89%          to (7.29%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    UTILITIES CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              295,402            212,985            188,044            153,476                  0
Units issued                             88,576            171,839            157,042            157,695            239,335
Units redeemed                         (113,589)           (89,422)          (132,101)          (123,127)           (85,859)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    270,389            295,402            212,985            188,044            153,476
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.394183     $    11.667328     $     9.174298     $     6.939875     $     9.237560
                                  TO $13.615000      to $11.818383       to $9.260547       to $6.980670       to $9.259344

Net assets, end of period        $    3,647,241     $    3,468,267     $    1,961,163     $    1,307,426     $    1,419,248

Investment income ratio*                   0.47%              0.93%              0.95%              0.01%              1.30%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   14.80%             27.17%             32.20%            (24.87%)           (26.10%)
highest***                             TO 15.20%          to 27.62%          to 32.66%         to (24.61%)        to (25.93%)


----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          UTILITIES CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              170,501             79,316             11,317                  0
Units issued                            138,043            191,858             72,038             12,738
Units redeemed                          (64,357)          (100,673)            (4,039)            (1,421)
                                 --------------     --------------     --------------     --------------

Units, end of period                    244,187            170,501             79,316             11,317
                                 ==============     ==============     ==============     ==============

Unit value                       $    19.271293     $    16.807837     $    13.222661     $    10.012642
                                  TO $21.110756      to $18.366353      to $14.412596      to $10.886485

Net assets, end of period        $    5,065,862     $    3,100,182     $    1,132,989     $      122,892

Investment income ratio*                   0.30%              0.76%              0.76%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    3.24%             26.99%             31.93%            (19.90%)
highest***                             TO 14.94%          to 27.43%          to 32.39%           to 1.00%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  MID CAP VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              676,213            593,873            668,035            228,369                  0
Units issued                                116            178,784             85,386            600,898            237,225
Units redeemed                         (127,325)           (96,444)          (159,548)          (161,232)            (8,856)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    664,405            676,213            593,873            668,035            228,369
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    18.270755     $    17.214767     $    14.076273     $    11.426974     $    12.936460
                                  TO $18.571906      to $17.437569      to $14.208533      to $11.494079      to $12.966914

Net assets, end of period        $   12,224,298     $   11,703,312     $    8,389,873     $    7,650,827     $    2,957,589

Investment income ratio*                   0.45%              0.49%              0.41%              0.00%              0.55%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    6.13%             22.30%             23.18%            (11.67%)             3.49%
highest***                              TO 6.51%          to 22.73%          to 23.62%         to (11.36%)          to 3.74%


----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         MID CAP VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,328,748            916,000            228,338                  0
Units issued                            274,961          1,185,982            749,211            261,220
Units redeemed                         (199,784)          (773,234)           (61,549)           (32,882)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,403,925          1,328,748            916,000            228,338
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.150869     $    16.254740     $    13.317463     $    10.830161
                                  TO $18.213594      to $17.182183      to $14.063217      to $11.425215

Net assets, end of period        $   24,444,304     $   21,808,440     $   12,294,350     $    2,487,641

Investment income ratio*                   0.25%              0.36%              0.29%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                   (0.03%)            22.06%             22.97%            (13.36%)
highest***                              TO 6.27%          to 22.48%          to 23.40%          to (3.11%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               FUNDAMENTAL VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                           2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period              725,521            715,756            721,853            305,676                  0
Units issued                             52,411             97,293             97,117            487,890            320,983
Units redeemed                         (113,568)           (87,528)          (103,214)           (71,713)           (15,307)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                    664,364            725,521            715,756            721,853            305,676
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.310110     $    13.378959     $    12.178644     $     9.545508     $    11.592814
                                  TO $14.546014      to $13.552160      to $12.293099       to $9.601589      to $11.620125

Net assets, end of period        $    9,548,498     $    9,739,559     $    8,736,554     $    6,898,859     $    3,545,972

Investment income ratio*                   0.46%              0.49%              0.28%              0.09%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.75%           to 1.75%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    6.96%              9.86%             27.59%            (17.66%)            (7.26%)
highest***                              TO 7.33%          to 10.24%          to 28.03%         to (17.37%)         to (7.04%)


----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      FUNDAMENTAL VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                           2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,169,316            684,299            211,556                  0
Units issued                            462,433          1,052,377            541,106            220,570
Units redeemed                         (117,381)          (567,360)           (68,363)            (9,014)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,514,368          1,169,316            684,299            211,556
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.651225     $    14.705246     $    13.428610     $    10.546509
                                  TO $15.909335      to $14.855745      to $13.552445      to $10.633144

Net assets, end of period        $   23,935,360     $   17,273,442     $    9,219,586     $    2,235,257

Investment income ratio*                   0.21%              0.35%              0.25%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%           to 1.75%

Total return, lowest to                    4.28%              9.51%             27.33%            (15.63%)
highest***                              TO 7.19%           to 9.89%          to 27.77%          to (3.19%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               EMERGING GROWTH CLASS B (8)
                                 ----------------------------------------------------
                                           2005               2004               2003
                                 --------------     --------------     --------------
Units, beginning of period               39,516             22,412                  0
Units issued                             34,093             71,685             28,962
Units redeemed                          (23,478)           (54,581)            (6,550)
                                   ------------       ------------       ------------

Units, end of period                     50,131             39,516             22,412
                                   ============       ============       ============

Unit value                         $  17.808539       $  16.921582       $  16.148310
                                  TO $18.022627      to $17.020099      to $16,185428

Net assets, end of period          $    899,544       $    670,398       $    362,287

Investment income ratio*                   0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                    1.00%              4.79%             29.19%
highest***                              TO 5.89%           to 5.16%          to 29.48%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              NATURAL RESOURCES CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period              239,285             82,271                  0
Units issued                            267,917            381,955             89,475
Units redeemed                         (120,022)          (224,941)            (7,204)
                                   ------------       ------------       ------------

Units, end of period                    387,180            239,285             82,271
                                   ============       ============       ============

Unit value                         $  31.091556       $  21.665649       $  17.774754
                                  TO $31.464940      to $21.791715      to $17.815615

Net assets, end of period          $ 12,127,398       $  5,201,493       $  1,464,070

Investment income ratio*                   0.00%              0.05%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                   14.68%             21.89%             42.20%
highest***                             TO 44.39%          to 22.32%          to 42.52%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               MID CAP CORE CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period              270,106            138,988                  0
Units issued                             56,835            332,543            139,825
Units redeemed                         (137,515)          (201,425)              (837)
                                   ------------       ------------       ------------

Units, end of period                    189,426            270,106            138,988
                                   ============       ============       ============

Unit value                         $  17.604230       $  16.962682       $  15.125220
                                  TO $17.815897      to $17.061458      to $15.160007

Net assets, end of period          $  3,360,006       $  4,594,041       $  2,104,564

Investment income ratio*                   0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                   (0.66%)            12.15%             21.00%
highest***                              TO 4.42%          to 12.54%          to 21.28%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            QUANTITATIVE ALL CAP CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period               20,271              5,950                  0
Units issued                             22,042             26,462              5,950
Units redeemed                           (8,309)           (12,141)                 0
                                   ------------       ------------       ------------

Units, end of period                     34,004             20,271              5,950
                                   ============       ============       ============

Unit value                         $  18.393606       $  17.319052       $  15.370112
                                  TO $18.614733      to $17.419898      to $15.405463

Net assets, end of period          $    630,807       $    352,307       $     91,501

Investment income ratio*                   0.89%              0.79%              0.00%

Expense ratio, lowest to                  1.40%              1.40%              1.40%
highest**                              TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                   2.59%             12.68%             22.96%
highest***                             TO 6.86%          to 13.08%          to 23.24%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               LARGE CAP VALUE CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period              135,514             27,758                  0
Units issued                            153,731            202,000             27,780
Units redeemed                          (57,625)           (94,244)               (22)
                                   ------------       ------------       ------------

Units, end of period                    231,620            135,514             27,758
                                   ============       ============       ============

Unit value                         $  21.253004          18.813146       $  15.753916
                                  TO $21.508419      to $18.922673      to $15.790145

Net assets, end of period          $  4,958,669       $  2,556,836       $    437,796

Investment income ratio*                   0.00%              0.89%              0.00%

Expense ratio, lowest to                  1.40%              1.40%              1.40%
highest**                              TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                   3.74%             19.42%             26.03%
highest***                            TO 13.66%          to 19.84%          to 26.32%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  SMALL CAP
                                                                OPPORTUNITIES
                                                                 CLASS A (9)
                                                                     2005
                                                              -----------------
Units, beginning of period                                                    0
Units issued                                                            249,988
Units redeemed                                                          -47,797
                                                              -----------------

Units, end of period                                                    202,191
                                                              =================

Unit value                                                    $       22.560857
                                                                  TO $22.771450

Net assets, end of period                                     $       4,587,047

Investment income ratio*                                                   0.00%

Expense ratio, lowest to                                                   1.40%
highest**                                                               TO 1.75%

Total return, lowest to                                                   16.09%
highest***                                                             TO 16.36%

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SMALL CAP OPPORTUNITIES CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period              115,062             39,383                  0
Units issued                            379,464            200,028             40,737
Units redeemed                         (125,153)          (124,349)            (1,354)
                                   ------------       ------------       ------------

Units, end of period                    369,373            115,062             39,383
                                   ============       ============       ============

Unit value                         $  22.471750       $  21.306957       $  17.280544
                                  TO $22.741820      to $21.430956      to $17.320262

Net assets, end of period          $  8,363,315       $  2,460,629       $    681,815

Investment income ratio*                   0.00%              0.07%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                   (1.99%)            23.30%             38.24%
highest***                              TO 6.12%          to 23.73%          to 38.56%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                SPECIAL VALUE CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period               46,450              7,099                  0
Units issued                             14,436             53,891              7,820
Units redeemed                          (18,450)           (14,540)              (721)
                                   ------------       ------------       ------------

Units, end of period                     42,436             46,450              7,099
                                   ============       ============       ============

Unit value                         $  18.999575       $  18.409773       $  15.619575
                                  TO $19.227962      to $18.516944      to $15.655498

Net assets, end of period          $    811,017       $    857,119       $    110,945

Investment income ratio*                  0.00%              0.00%              0.00%

Expense ratio, lowest to                  1.40%              1.40%              1.40%
highest**                              TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                  (0.32%)            17.86%             24.96%
highest***                             TO 3.84%          to 18.28%          to 25.24%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                REAL RETURN BOND CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period              894,589            326,511                  0
Units issued                            621,531          1,236,896            398,437
Units redeemed                         (325,733)          (668,818)           (71,926)
                                   ------------       ------------       ------------

Units, end of period                  1,190,387            894,589            326,511
                                   ============       ============       ============

Unit value                         $  13.724802       $  13.835619       $  12.950068
                                  TO $13.889907      to $13.916239      to $12.979916

Net assets, end of period          $ 16,444,746       $ 12,407,009       $  4,232,489

Investment income ratio*                   0.12%              0.25%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            AMERICAN INTERNATIONAL CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period            1,125,300            210,684                  0
Units issued                          1,629,444          1,452,438            229,751
Units redeemed                         (210,568)          (537,822)           (19,067)
                                   ------------       ------------       ------------

Units, end of period                  2,544,176          1,125,300            210,684
                                   ============       ============       ============

Unit value                         $  22.764307       $  19.216554       $  16.469766
                                  TO $23.037853      to $19.328401      to $16.507632

Net assets, end of period          $ 58,260,081       $ 21,677,699       $  3,473,863

Investment income ratio*                   0.46%              0.33%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                   14.04              16.68%             31.76%
highest***                             TO 19.19%          to 17.09%          to 32.06%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               AMERICAN GROWTH CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period            2,974,923            880,811                  0
Units issued                          3,150,000          3,757,789            949,200
Units redeemed                         (375,130)        (1,663,677)           (68,389)
                                   ------------       ------------       ------------

Units, end of period                  5,749,793          2,974,923            880,811
                                   ============       ============       ============

Unit value                         $  18.978428       $  16.752296       $  15.234022
                                  TO $19.206559      to $16.849842      to $15.269062

Net assets, end of period          $109,808,347       $ 49,974,517       $ 13,433,461

Investment income ratio*                   0.00%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                    6.62%              9.97%             21.87%
highest***                             TO 13.99%          to 10.35%          to 22.15%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                     AMERICAN BLUE-CHIP INCOME & GROWTH CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period            1,052,179            527,438                  0
Units issued                            159,463          1,078,563            533,054
Units redeemed                         (140,902)          (553,822)            (5,616)
                                   ------------       ------------       ------------

Units, end of period                  1,070,740          1,052,179            527,438
                                   ============       ============       ============

Unit value                         $ 17.111,302       $  16.367906       $  15.263668
                                  TO $17.317033      to $16.463226      to $15.298774

Net assets, end of period          $ 18,446,369       $ 17,269,068       $  8,058,295

Investment income ratio*                   0.04%              0.00%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                    1.90%              7.23%             22.11%
highest***                              TO 5.19%           to 7.61%          to 22.39%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            AMERICAN GROWTH-INCOME CLASS B (8)
                                   --------------------------------------------------
                                           2005               2004               2003
                                   ------------       ------------       ------------
Units, beginning of period            2,374,021            609,300                  0
Units issued                          3,168,544          2,940,765            631,909
Units redeemed                         (169,503)        (1,176,044)           (22,609)
                                   ------------       ------------       ------------

Units, end of period                  5,373,062          2,374,021            609,300
                                   ============       ============       ============

Unit value                         $  17.097220       $  16.568595       $  15.352637
                                  TO $17.302782      to $16.665076      to $15.387946

Net assets, end of period          $ 92,410,245       $ 39,432,273       $  9,364,312

Investment income ratio*                   0.31%              0.22%              0.00%

Expense ratio, lowest to                   1.40%              1.40%              1.40%
highest**                               TO 1.85%           to 1.75%           to 1.75%

Total return, lowest to                    1.45%              7.92%             22.82%
highest***                              TO 3.83%           to 8.30%          to 23.10%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

  6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             AMERICAN BOND FUND
                                                                         B (10)
                                                                           2005
                                                             ------------------

Units, beginning of period                                                   0
Units issued                                                         1,830,095
Units redeemed                                                         (20,298)
                                                             ------------------

Units, end of period                                                 1,809,797
                                                             ==================

Unit value                                                   $       12.394769
                                                                 TO $12.417864

Net assets, end of period                                    $      22,448,113

Investment income ratio*                                                  0.00%

Expense ratio, lowest to                                                  1.40%
highest**                                                              TO 1.85%

Total return, lowest to                                                  (0.84%)
highest***                                                            TO (0.66%)

----------
(10) Commencement of Operations, August 1, 2005, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          AMERICAN CENTURY -- SMALL COMPANY (11)
                                          --------------------------------------
                                                  2005                      2004
                                          ------------            --------------

Units, beginning of period                       4,425                         0
Units issued                                    34,189                     9,156
Units redeemed                                  (6,326)                   (4,731)
                                          ------------              ------------

Units, end of period                            32,288                     4,425
                                          ============              ============

Unit value                                $  15.633809              $  15.034643
                                         TO $15.750987             to $15.069552

Net assets, end of period                 $    507,868              $     66,667

Investment income ratio*                          0.00%                     0.00%

Expense ratio, lowest to                          1.40%                     1.40%
highest**                                      TO 1.85%                  to 1.75%

Total return, lowest to                          (3.06%)                   20.28%
highest***                                     TO 4.52%                 to 20.56%

----------
(11) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   PIMCO VIT ALL ASSET (11)
                                             ---------------------------------
                                                     2005                 2004
                                             ------------         ------------
Units, beginning of period                        159,837                    0
Units issued                                      260,629              219,828
Units redeemed                                    (44,364)             (59,991)
                                             ------------         ------------

Units, end of period                              376,102              159,837
                                             ============         ============

Unit value                                   $  14.383990         $  13.839396
                                            TO $14.491842        to $13.871539

Net assets, end of period                    $  5,434,732         $  2,215,436

Investment income ratio*                             4.34%                5.87%

Expense ratio, lowest to                             1.40%                1.40%
highest**                                         TO 1.85%             to 1.75%

Total return, lowest to                              1.39%               10.72%
highest***                                        TO 4.47%            to 10.97%

----------
(11) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LMFC CORE EQUITY (11)
                                             ---------------------------------
                                                     2005                 2004
                                             ------------         ------------
Units, beginning of period                        127,662                    0
Units issued                                      290,544              206,817
Units redeemed                                    (58,106)             (79,155)
                                             ------------         ------------

Units, end of period                              360,100              127,662
                                             ============         ============

Unit value                                   $  14.575546         $  14.046138
                                            TO $14.684818        to $14.078764

Net assets, end of period                    $  5,273,370         $  1,795,258

Investment income ratio*                             0.00%                0.00%

Expense ratio, lowest to                             1.40%                1.40%
highest**                                         TO 1.85%             to 1.75%

Total return, lowest to                              2.92%               12.37%
highest***                                        TO 4.30%            to 12.63%

----------
(11) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    PIM CLASSIC VALUE (11)
                                             ---------------------------------
                                                     2005                 2004
                                             ------------         ------------
Units, beginning of period                         55,151                    0
Units issued                                       71,845               81,795
Units redeemed                                    (40,714)             (26,644)
                                             ------------         ------------

Units, end of period                               86,282               55,151
                                             ============         ============

Unit value                                   $  14.719380         $  13.736322
                                            TO $14.829719        to $13.768228

Net assets, end of period                    $  1,274,094         $    758,191

Investment income ratio*                             0.42%                0.27%

Expense ratio, lowest to                             1.40%                1.40%
highest**                                         TO 1.85%             to 1.75%

Total return, lowest to                              3.37%                9.89%
highest***                                        TO 7.71%            to 10.15%

----------
(11) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  QUANTITATIVE VALUE (11)
                                             ---------------------------------
                                                     2005                 2004
                                             ------------         ------------
Units, beginning of period                          7,418                    0
Units issued                                       22,736               12,553
Units redeemed                                    (22,178)              (5,135)
                                             ------------         ------------

Units, end of period                                7,976                7,418
                                             ============         ============

Unit value                                   $  15.470041         $  14.490955
                                            TO $15.585986        to $14.524617

Net assets, end of period                    $    123,912         $    107,718

Investment income ratio*                             0.00%                0.00%

Expense ratio, lowest to                             1.40%                1.40%
highest**                                         TO 1.85%             to 1.75%

Total return, lowest to                              2.05%               15.93%
highest***                                        TO 7.31%            to 16.20%

----------
(11) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              US GLOBAL LEADERS
                                                             GROWTH CLASS A (9)
                                                                           2005
                                                             ------------------
Units, beginning of period                                                    0
Units issued                                                            167,284
Units redeemed                                                          (37,898)
                                                             ------------------

Units, end of period                                                    129,386
                                                             ==================

Unit value                                                    $       12.929410
                                                                  TO $13.004745

Net assets, end of period                                     $       1,674,225

Investment income ratio*                                                   0.11%

Expense ratio, lowest to                                                   1.40%
highest**                                                               TO 1.75%

Total return, lowest to                                                    8.04%
highest***                                                              TO 8.29%

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           US GLOBAL LEADERS GROWTH CLASS B (11)
                                           -------------------------------------
                                                     2005                   2004
                                           --------------         --------------
Units, beginning of period                         45,080                      0
Units issued                                      345,951                 68,438
Units redeemed                                    (38,365)               (23,358)
                                             ------------         --------------

Units, end of period                              352,666                 45,080
                                             ============         ==============

Unit value                                   $  12.921319           $  13.058147
                                            TO $13.018201          to $13.088477

Net assets, end of period                    $  4,576,232           $    589,049

Investment income ratio*                             0.00%                  0.47%

Expense ratio, lowest to                             1.40%                  1.40%
highest**                                         TO 1.85%               to 1.75%

Total return, lowest to                             (0.88%)                 4.47%
highest***                                       TO (0.53%)              to 4.71%

----------
(11) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    JOHN HANCOCK STRATEGIC INCOME CLASS B (11)
                                   -------------------------------------------
                                             2005                         2004
                                   --------------                 ------------
Units, beginning of period                 55,392                            0
Units issued                               77,692                       79,586
Units redeemed                             (5,792)                     (24,194)
                                   --------------                 ------------

Units, end of period                      127,292                       55,392
                                   ==============                 ============

Unit value                           $  13.460229                 $  13.451607
                                    TO $13.561164                to $13.482843

Net assets, end of period            $  1,718,510                 $    745,537

Investment income ratio*                     4.43%                        1.87%

Expense ratio, lowest to                     1.40%                        1.40%
highest**                                 TO 1.85%                     to 1.75%

Total return, lowest to                      0.23%                        7.61%
highest***                                TO 0.73%                     to 7.86%

----------
(11) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                       JOHN HANCOCK INTERNATIONAL EQUITY INDEX
                                                  CLASS A (11), (12)
                                       ---------------------------------------
                                                2005                      2004
                                       -------------               -----------
Units, beginning of period                    68,618                         0
Units issued                                  26,727                    92,357
Units redeemed                               (30,701)                  (23,739)
                                       -------------               -----------

Units, end of period                          64,644                    68,618
                                       =============               ===========

Unit value                               $ 16.770985               $ 14.634965
                                       TO $16.868674             to $14.668950

Net assets, end of period                $ 1,087,074               $ 1,005,640

Investment income ratio*                        0.94%                     0.48%

Expense ratio, lowest to                        1.40%                     1.40%
highest**                                    TO 1.75%                  to 1.75%

Total return, lowest to                        14.60%                    17.08%
highest***                                  TO 15.00%                 to 17.35%

----------
(11) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(12) On April 29, 2005, the John Hancock VST International Equity Index Class A sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                       JOHN HANCOCK INTERNATIONAL EQUITY INDEX
                                                   CLASS B (11), (12)
                                       ---------------------------------------
                                                2005                      2004
                                       -------------               -----------
Units, beginning of period                   166,499                         0
Units issued                                  54,066                   267,314
Units redeemed                               (36,958)                 (100,815)
                                       -------------               -----------

Units, end of period                         183,607                   166,499
                                       =============               ===========

Unit value                               $ 16.684842               $ 14.611687
                                       TO $16.809895             to $16.645623

Net assets, end of period                $ 3,077,328               $ 2,435,767

Investment income ratio*                        0.71%                     0.38%

Expense ratio, lowest to                        1.40%                     1.40%
highest**                                    TO 1.85%                  to 1.75%

Total return, lowest to                        11.46%                    16.89%
highest***                                  TO 14.78%                 to 17.17%

----------
(11) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(12) On April 29, 2005, the John Hancock VST International Equity Index Class B sub-account was renamed John Hancock International Equity Index Class B through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.      CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                             CGTC
                                    ACTIVE BOND       ACTIVE BOND          OVERSEAS
                                      CLASS              CLASS           EQUITY CLASS
                                       A(9)               B(9)                B(9)
                                   ------------       ------------       ------------
                                           2005               2005               2005
                                   ------------       ------------       ------------
Units, beginning of period                    0                  0                  0
Units issued                            924,144          5,312,973             22,406
Units redeemed                         (110,877)          (275,284)           (11,197)
                                   ------------       ------------       ------------

Units, end of period                    813,267          5,037,689             11,209
                                   ============       ============       ============

Unit value                         $  12.550821       $  12.529493       $  15.114728
                                  TO $12.580342      TO $12.567393      TO $15.159827

Net assets, end of period          $ 10,219,386       $ 63,215,160       $    169,740

Investment income ratio*                   0.00%              0.00%              0.00%

                                           1.40%              1.40%              1.40%
Expense ratio, lowest to highest**      TO 1.75%           TO 1.85%           TO 1.85%

                                           0.41%             (0.13%)            15.28%
Total return, lowest to highest***      TO 0.64%           TO 0.54%          TO 21.28%

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.      CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                       INDEPENDENCE                 MARISCO
                                      INVESTMENT LLC              INTERNATIONAL            T ROWE PRICE MID
                                     SMALL CAP CLASS           OPPORTUNITIES CLASS            VALUE CLASS
                                           B(9)                       B(9)                        B(9)
                                   --------------------       --------------------       --------------------
                                                   2005                       2005                       2005
                                   --------------------       --------------------       --------------------
Units, beginning of period                            0                          0                          0
Units issued                                      4,248                     53,355                     13,734
Units redeemed                                       (0)                   (14,247)                      (295)
                                   --------------------       --------------------       --------------------

Units, end of period                              4,248                     39,108                     13,439
                                   ====================       ====================       ====================

Unit value                         $          14.125877       $          15.321220       $          13.940107
                                          TO $15.707275              TO $15.366928              TO $13.981733

Net assets, end of period          $             60,199       $            600,678       $            187,574

Investment income ratio*                           0.00%                      0.00%                      0.00%

                                                   1.40%                      1.40%                      1.40%
Expense ratio, lowest to highest**              TO 1.85%                   TO 1.85%                   TO 1.85%

                                                  (0.08%)                    17.57%                      1.41%
Total return, lowest to highest***             TO 13.34%                  TO 22.94%                  TO 11.85%

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.      CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                       UBS LARGE CAP           US HIGH YIELD BOND
                                         CLASS B(9)                 CLASS B(9)
                                   --------------------       --------------------
                                                   2005                       2005
                                   --------------------       --------------------
Units, beginning of period                            0                          0
Units issued                                      7,331                      5,259
Units redeemed                                       (0)                       (20)
                                   --------------------       --------------------


Units, end of period                              7,331                      5,239
                                   ====================       ====================

Unit value                         $          13.753296       $          12.841547
                                          TO $15.292986              TO $12.879916

Net assets, end of period          $            101,085       $             67,344

Investment income ratio*                           0.00%                      0.00%

                                                   1.40%                      1.40%
Expense ratio, lowest to highest**              TO 1.85%                   TO 1.85%


                                                   2.72%                      0.15%
Total return, lowest to highest***             TO 10.35%                   TO 3.04%

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.      CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                WELLINGTON SMALL
                                     WELLINGTON SMALL            CAP VALUE CLASS          WELLS CAPITAL CORE
                                    CAP GROWTH CLASS B                B(9)                  BOND CLASS B(9)
                                   --------------------       --------------------       --------------------
                                                   2005                       2005                       2005
                                   --------------------       --------------------       --------------------
Units, beginning of period                            0                          0                          0
Units issued                                     30,763                     65,806                      7,749
Units redeemed                                     (533)                    (7,691)                      (963)
                                   --------------------       --------------------       --------------------


Units, end of period                             30,230                     58,115                      6,786
                                   ====================       ====================       ====================


Unit value                         $          15.779928       $          14.215428       $          12.446319
                                          TO $15.826987              TO $14.257858              TO $12.483504

Net assets, end of period          $            477,956       $            827,472       $             84,516

Investment income ratio*                           0.00%                      0.00%                      0.00%

                                                   1.40%                      1.40%                      1.40%
Expense ratio, lowest to highest**              TO 1.85%                   TO 1.85%                   TO 1.85%

                                                   7.70%                     (2.00%)                    (0.46%)
Total return, lowest to highest***             TO 26.62%                  TO 14.06%                  TO (0.13%)

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                     GREAT COMPANIES OF AMERICA CLASS B (14),(13)
                                   -----------------------------------------------
                                                   2005                       2004
                                   --------------------       --------------------
Units, beginning of period                        1,015                          0
Units issued                                          0                      3,879
Units redeemed                                   (1,015)                    (2,864)
                                   --------------------       --------------------

Units, end of period                                  0                      1,015
                                   ====================       ====================

Unit value                         $          13.451257       $          13.914235
                                          TO $13.533248              to $13.983093

Net assets, end of period          $                  0       $             14,186

Investment income ratio*                           0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%
  highest**                                     TO 1.75%                   to 1.75%

Total return, lowest to                           (3.33%)                     0.03%
  highest***                                   TO (3.22%)                  to 0.39%

----------
(14) Commencement of Operations, August 4, 2003, through a vote of the Board of Directors.

(13) On April 29, 2005 Great Companies of America Class B sub-account ceased operations through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER 21ST CENTURY GROWTH CLASS B (15),(16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       40,587                     24,147                          0
Units issued                                      1,038                     20,416                     24,149
Units redeemed                                  (41,625)                    (3,976)                        (2)
                                   --------------------       --------------------       --------------------

Units, end of period                                  0                     40,587                     24,147
                                   ====================       ====================       ====================

Unit value                         $          17.327319       $          19.014715       $          17.497738
                                          TO $17.483253              to $19.163946              to $17.573287

Net assets, end of period          $                  0       $            773,942       $            422,989

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
  highest**                                     TO 1.75%                   to 1.75%                   to 1.75%

Total return, lowest to                           (8.87%)                     8.67%                     28.13%
  highest***                                   TO (8.77%)                  to 9.05%                  to 28.58%

----------
(15) On April 29, 2005 Scudder 21st Century Growth Class B sub-account ceased operations through a vote of the Board of Directors.

(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER CAPITAL GROWTH CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       82,797                     44,585                          0
Units issued                                    248,627                     62,895                     44,747
Units redeemed                                  (42,525)                   (24,683)                      (162)
                                   --------------------       --------------------       --------------------

Units, end of period                            288,899                     82,797                     44,585
                                   ====================       ====================       ====================

Unit value                         $          19.078380       $          17.949036       $          16.983475
                                          TO $19.357786              to $18.089923              to $17.056831

Net assets, end of period          $          5,559,174       $          1,490,532       $            758,256

Investment income ratio*                           0.22%                      0.15%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
  highest**                                     TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            1.77%                      5.69%                     24.32%
  highest***                                    TO 7.01%                   to 6.06%                  to 24.76%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER GLOBAL DISCOVERY CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       50,931                     19,562                          0
Units issued                                     39,882                     34,208                     19,778
Units redeemed                                   (7,016)                    (2,839)                      (216)
                                   --------------------       --------------------       --------------------

Units, end of period                             83,797                     50,931                     19,562
                                   ====================       ====================       ====================

Unit value                         $          29.288984       $          25.326207       $          20.934012
                                          TO $29.717774              to $25.524943              to $21.024402

Net assets, end of period          $          2,476,652       $          1,294,337       $            409,989

Investment income ratio*                           0.30%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
  highest**                                     TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            7.64%                     20.98%                     46.19%
  highest***                                   TO 16.43%                  to 21.41%                  to 46.70%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER GROWTH & INCOME CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      166,423                     56,792                          0
Units issued                                     78,829                    139,148                     57,744
Units redeemed                                  (37,190)                   (29,517)                      (952)
                                   --------------------       --------------------       --------------------

Units, end of period                            208,062                    166,423                     56,792
                                   ====================       ====================       ====================

Unit value                         $          18.982819       $          18.328733       $          16.991407
                                          TO $19.260813              to $18.472602              to $17.064795

Net assets, end of period          $          3,982,904       $          3,061,192       $            966,910

Investment income ratio*                           0.78%                      0.41%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
  highest**                                     TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            1.64%                      7.87%                     24.35%
  highest***                                    TO 4.27%                   to 8.25%                  to 24.79%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER HEALTH SCIENCES CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      133,712                     69,472                          0
Units issued                                     25,708                     83,463                     80,653
Units redeemed                                  (15,143)                   (19,223)                   (11,181)
                                   --------------------       --------------------       --------------------

Units, end of period                            144,277                    133,712                     69,472
                                   ====================       ====================       ====================

Unit value                         $          19.353561       $          18.284227       $          17.045590
                                          TO $19.637063              to $18.427791              to $17.119230

Net assets, end of period          $          2,812,643       $          2,451,554       $          1,185,576

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
  highest**                                     TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            0.31%                      7.27%                     30.90%
  highest***                                    TO 6.56%                   to 7.64%                  to 31.36%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER INTERNATIONAL CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      189,859                     73,452                          0
Units issued                                     22,639                    135,459                     74,675
Units redeemed                                  (40,659)                   (19,052)                    (1,223)
                                   --------------------       --------------------       --------------------

Units, end of period                            171,839                    189,859                     73,452
                                   ====================       ====================       ====================

Unit value                         $          21.626894       $          19.080228       $          16.704896
                                          TO $21.943639              to $19.230024              to $16.777081

Net assets, end of period          $          3,746,485       $          3,633,511       $          1,228,531

Investment income ratio*                           1.38%                      0.83%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
  highest**                                     TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           10.68%                     14.22%                     25.31%
  highest***                                   TO 14.11%                  to 14.62%                  to 25.75%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER MID CAP GROWTH CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       66,517                     37,177                          0
Units issued                                      8,291                     30,174                     37,290
Units redeemed                                      (14)                      (834)                      (113)
                                   --------------------       --------------------       --------------------

Units, end of period                             61,281                     66,517                     37,177
                                   ====================       ====================       ====================

Unit value                         $          22.070475       $          19.652052       $          19.303275
                                          TO $22.393659              to $19.806314              to $19.386626

Net assets, end of period          $          1,362,952       $          1,310,950       $            718,333

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
  highest**                                     TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            2.24%                      1.81%                     31.12%
  highest***                                   TO 13.06%                   to 2.16%                  to 31.58%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

(21) On October 28, 2005 Scudder Aggressive Growth- B was renamed Scudder Mid Cap Growth-B through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER BLUE CHIP CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      215,607                    103,710                          0
Units issued                                     21,415                    134,481                    104,100
Units redeemed                                  (21,703)                   (22,584)                      (390)
                                   --------------------       --------------------       --------------------

Units, end of period                            215,319                    215,607                    103,710
                                   ====================       ====================       ====================

Unit value                         $          20.471992       $          19.054942       $          16.781810
                                          TO $20.771752              to $19.204489              to $16.854301

Net assets, end of period          $          4,444,586       $          4,122,031       $          1,743,045

Investment income ratio*                           0.57%                      0.21%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
  highest**                                     TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            3.55%                     13.55%                     24.57%
  highest***                                    TO 8.16%                  to 13.94%                  to 25.00%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER CONTRARIAN VALUE CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      256,127                     86,252                          0
Units issued                                     20,956                    273,818                     87,425
Units redeemed                                  (41,272)                  (103,943)                    (1,173)
                                   --------------------       --------------------       --------------------

Units, end of period                            235,811                    256,127                     86,252
                                   ====================       ====================       ====================

Unit value                         $          18.764823       $          19.585824       $          18.178471
                                          TO $19.772644              to $19.739537              to $18.256976

Net assets, end of period          $          4,640,019       $          5,038,196       $          1,570,328

Investment income ratio*                           1.49%                      1.10%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
  highest**                                     TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           (0.18%)                     7.74%                     29.90%
  highest***                                    TO 0.43%                   to 8.12%                  to 30.35%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SCUDDER GLOBAL BLUE CHIP CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       72,664                     34,648                          0
Units issued                                     35,871                     40,834                     34,799
Units redeemed                                  (11,361)                    (2,818)                      (151)
                                   --------------------       --------------------       --------------------

Units, end of period                             97,174                     72,664                     34,648
                                   ====================       ====================       ====================

Unit value                         $          23.258313       $          19.383563       $          17.253759
                                          TO $23.598886              to $19.535703              to $17.328288

Net assets, end of period          $          2,275,951       $          1,412,893       $            598,704

Investment income ratio*                           0.00%                      0.56%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           13.19%                     12.34%                     26.73%
highest***                                     TO 20.80%                  to 12.74%                  to 27.17%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER GOVERNMENT SECURITIES CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      281,888                    198,686                          0
Units issued                                     24,744                    155,613                    212,038
Units redeemed                                  (27,168)                   (72,411)                   (13,352)
                                   --------------------       --------------------       --------------------

Units, end of period                            279,464                    281,888                    198,686
                                   ====================       ====================       ====================

Unit value                         $          12.830117       $          12.811320       $          12.614422
                                          TO $13.018135              to $12.911981              to $12.668989

Net assets, end of period          $          3,610,161       $          3,620,271       $          2,510,169

Investment income ratio*                           3.64%                      2.43%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            0.29%                      1.56%                      0.06%
highest***                                      TO 0.82%                   to 1.92%                   to 0.41%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER GROWTH CLASS B (17), (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       80,323                     23,637                          0
Units issued                                      4,170                     59,167                     29,885
Units redeemed                                  (84,493)                    (2,481)                    (6,248)
                                   --------------------       --------------------       --------------------

Units, end of period                                  0                     80,323                     23,637
                                   ====================       ====================       ====================

Unit value                         $          16.517457       $          17.168653       $          16.676269
                                          TO $16.666139              to $17.303433              to $16.748311

Net assets, end of period          $                  0       $          1,384,772       $            394,873

Investment income ratio*                           0.45%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.75%                   to 1.75%                   to 1.75%

Total return, lowest to                           (3.79%)                     2.95%                     22.04%
highest***                                     TO (3.68%)                  to 3.31%                  to 22.47%

----------
(17) On April 29, 2005 Scudder Growth Class B sub-account ceased operations through a vote of the Board of Directors.

(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER HIGH INCOME CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      237,054                    118,662                          0
Units issued                                     16,781                    128,525                    129,702
Units redeemed                                  (49,191)                   (10,133)                   (11,040)
                                   --------------------       --------------------       --------------------

Units, end of period                            204,644                    237,054                    118,662
                                   ====================       ====================       ====================

Unit value                         $          18.066554       $          17.835344       $          16.194935
                                          TO $18.331196              to $17.975333              to $16.264897

Net assets, end of period          $          3,725,968       $          4,239,624       $          1,924,212

Investment income ratio*                           9.85%                      5.48%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            0.07%                     10.13%                     21.99%
highest***                                      TO 1.98%                  to 10.52%                  to 22.42%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                SCUDDER INTERNATIONAL SELECT EQUITY CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      123,269                     42,573                          0
Units issued                                     82,943                     89,039                     58,068
Units redeemed                                  (54,564)                    (8,343)                   (15,495)
                                   --------------------       --------------------       --------------------

Units, end of period                            151,648                    123,269                     42,573
                                   ====================       ====================       ====================

Unit value                         $          22.265628       $          19.940046       $          17.220976
                                          TO $22.591678              to $20.096540              to $17.295376

Net assets, end of period          $          3,400,470       $          2,464,053       $            734,032

Investment income ratio*                           2.22%                      0.53%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            9.59%                     15.79%                     27.18%
highest***                                     TO 12.42%                  to 16.20%                  to 27.63%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER FIXED INCOME CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      573,304                    227,557                          0
Units issued                                     64,429                    424,506                    236,035
Units redeemed                                  (71,179)                   (78,759)                    (8,478)
                                   --------------------       --------------------       --------------------

Units, end of period                            566,554                    573,304                    227,557
                                   ====================       ====================       ====================

Unit value                         $          13.289591       $          13.320708       $          13.022287
                                          TO $13.484372              to $13.425361              to $13.078606

Net assets, end of period          $          7,593,395       $          7,664,090       $          2,966,876

Investment income ratio*                           2.96%                      2.24%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           (0.52%)                     2.29%                      2.94%
highest***                                      TO 0.44%                   to 2.65%                   to 3.30%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER MONEY MARKET CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      192,704                    326,100                          0
Units issued                                    838,633                    693,804                    641,359
Units redeemed                                 (726,392)                  (827,200)                  (315,259)
                                   --------------------       --------------------       --------------------

Units, end of period                            304,945                    192,704                    326,100
                                   ====================       ====================       ====================

Unit value                         $          12.208303       $          12.167892       $          12.318541
                                          TO $12.387191              to $12.263477              to $12.371821

Net assets, end of period          $          3,737,984       $          2,350,540       $          4,022,938

Investment income ratio*                           2.49%                      0.50%                      0.18%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            0.48%                     (1.22%)                    (1.32%)
highest***                                      TO 1.01%                  to (0.88%)                 to (0.98%)

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SCUDDER SMALL CAP GROWTH CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      143,776                     77,667                          0
Units issued                                     56,619                     77,997                     77,712
Units redeemed                                  (29,937)                   (11,888)                       (45)
                                   --------------------       --------------------       --------------------

Units, end of period                            170,458                    143,776                     77,667
                                   ====================       ====================       ====================

Unit value                         $          21.052554       $          20.136865       $          18.539241
                                          TO $21.360822              to $20.294917              to $18.619291

Net assets, end of period          $          3,614,806       $          2,902,789       $          1,441,627

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           (0.25%)                     8.62%                     30.22%
highest***                                      TO 5.25%                   to 9.00%                  to 30.67%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SCUDDER TECHNOLOGY GROWTH CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       68,350                     41,640                          0
Units issued                                     17,928                     40,484                     56,422
Units redeemed                                  (11,054)                   (13,774)                   (14,782)
                                   --------------------       --------------------       --------------------

Units, end of period                             75,224                     68,350                     41,640
                                   ====================       ====================       ====================

Unit value                         $          22.764327       $          22.504751       $          22.569782
                                          TO $23.097629              to $22.681308              to $22.667138

Net assets, end of period          $          1,724,406       $          1,542,392       $            941,199

Investment income ratio*                           0.12%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            1.48%                     (0.29%)                    43.65%
highest***                                      TO 3.26%                   to 0.06%                  to 44.15%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER TOTAL RETURN CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      206,418                    160,427                          0
Units issued                                     15,799                    120,727                    176,989
Units redeemed                                  (50,394)                   (74,736)                   (16,562)
                                   --------------------       --------------------       --------------------

Units, end of period                            171,823                    206,418                    160,427
                                   ====================       ====================       ====================

Unit value                         $          16.191319       $          15.909138       $          15.221981
                                          TO $16.428509              to $16.034061              to $15.287760

Net assets, end of period          $          2,805,392       $          3,298,369       $          2,445,965

Investment income ratio*                           2.30%                      1.09%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            0.19%                      4.51%                     15.52%
highest***                                      TO 2.46%                   to 4.88%                  to 15.92%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER DAVIS VENTURE VALUE CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      333,069                    137,420                          0
Units issued                                     55,954                    226,635                    138,669
Units redeemed                                  (22,087)                   (30,986)                    (1,249)
                                   --------------------       --------------------       --------------------

Units, end of period                            366,936                    333,069                    137,420
                                   ====================       ====================       ====================

Unit value                         $          20.991640       $          19.619668       $          17.920836
                                          TO $21.299051              to $19.773687              to $17.998252

Net assets, end of period          $          7,753,714       $          6,548,863       $          2,465,042

Investment income ratio*                           0.37%                      0.03%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            4.59%                      9.48%                     27.18%
highest***                                      TO 7.71%                   to 9.86%                  to 27.62%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER DREMAN FINANCIAL SERVICES CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       83,662                     41,361                          0
Units issued                                     15,759                     66,801                     52,343
Units redeemed                                  (12,325)                   (24,500)                   (10,982)
                                   --------------------       --------------------       --------------------

Units, end of period                             87,096                     83,662                     41,361
                                   ====================       ====================       ====================

Unit value                         $          19.573778       $          20.074692       $          18.323217
                                          TO $19.860443              to $20.232247              to $18.402350

Net assets, end of period          $          1,716,489       $          1,684,468       $            758,708

Investment income ratio*                           1.53%                      1.04%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           (2.18%)                     9.56%                     25.51%
highest***                                      TO 2.30%                   to 9.94%                  to 25.95%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 SCUDDER DREMAN HIGH RETURN EQUITY CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      323,623                    161,686                          0
Units issued                                     66,875                    198,182                    162,277
Units redeemed                                  (21,069)                   (36,245)                      (591)
                                   --------------------       --------------------       --------------------

Units, end of period                            369,429                    323,623                    161,686
                                   ====================       ====================       ====================

Unit value                         $          22.124863       $          21.008499       $          18.816193
                                          TO $22.448813              to $21.173358              to $18.897440

Net assets, end of period          $          8,238,139       $          6,820,754       $          3,046,818

Investment income ratio*                           1.34%                      1.06%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            1.89%                     11.65%                     29.21%
highest***                                      TO 6.02%                  to 12.04%                  to 29.66%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)


6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER DREMAN SMALL CAP VALUE CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      215,733                     90,420                          0
Units issued                                     33,836                    142,630                     92,177
Units redeemed                                  (16,854)                   (17,317)                    (1,757)
                                   --------------------       --------------------       --------------------

Units, end of period                            232,715                    215,733                     90,420
                                   ====================       ====================       ====================

Unit value                         $          25.188897       $          23.423980       $          18.991183
                                          TO $25.557673              to $23.607763              to $19.073169

Net assets, end of period          $          5,911,775       $          5,070,920       $          1,719,589

Investment income ratio*                           0.36%                      0.36%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           (0.23%)                    23.34%                     39.19%
highest***                                      TO 8.26%                  to 23.77%                  to 39.68%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                       SCUDDER EAGLE FOCUSED LARGE CAP GROWTH CLASS B (18),(16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      175,414                     71,797                          0
Units issued                                      7,150                    122,918                     72,219
Units redeemed                                 (182,564)                   (19,301)                      (422)
                                   --------------------       --------------------       --------------------

Units, end of period                                  0                    175,414                     71,797
                                   ====================       ====================       ====================

Unit value                         $          15.443188       $          16.906505       $          16.949303
                                          TO $15.582211              to $17.039235              to $17.022514

Net assets, end of period          $                  0       $          2,975,891       $          1,218,562

Investment income ratio*                           0.12%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.75%                   to 1.75%                   to 1.75%

Total return, lowest to                           (8.66%)                    (0.25%)                    23.95%
highest***                                     TO (8.55%)                  to 0.10%                  to 24.39%

----------
(18) On April 29, 2005 Scudder Eagle Focused Large Cap Growth Class B sub-account ceased operations through a vote of the Board of Directors.

(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 SCUDDER FOCUS VALUE & GROWTH CLASS B (19),(16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       42,785                     13,193                          0
Units issued                                      2,461                     37,358                     13,458
Units redeemed                                  (45,246)                    (7,766)                      (265)
                                   --------------------       --------------------       --------------------

Units, end of period                                  0                     42,785                     13,193
                                   ====================       ====================       ====================

Unit value                         $          18.718873       $          20.028328       $          18.377401
                                          TO $18.887335              to $20.185513              to $18.456762

Net assets, end of period          $                  0       $            860,132       $            242,804

Investment income ratio*                           0.98%                      0.33%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.75%                   to 1.75%                   to 1.75%

Total return, lowest to                           (6.54%)                     8.98%                     29.99%
highest***                                     TO (6.43%)                  to 9.37%                  to 30.45%

----------
(19) On April 29, 2005 Scudder Focus Value & Growth Class B sub-account ceased operations through a vote of the Board of Directors.

(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER INDEX 500 CLASS B (20),(16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      503,021                    162,214                          0
Units issued                                     47,788                    361,707                    163,034
Units redeemed                                 (550,809)                   (20,900)                      (820)
                                   --------------------       --------------------       --------------------

Units, end of period                                  0                    503,021                    162,214
                                   ====================       ====================       ====================

Unit value                         $          19.244313       $          18.967106       $          17.550772
                                          TO $19.500879              to $19.115976              to $17.626575

Net assets, end of period          $                  0       $          9,577,330       $          2,852,710

Investment income ratio*                           2.20%                      0.50%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            0.32%                      8.07%                     25.36%
highest***                                      TO 2.01%                   to 8.45%                  to 25.80%

----------
(20) On September 16, 2005 Scudder Index 500 Portfolio Class B sub-account ceased operations through a vote of the Board of Directors.

(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                             SCUDDER SALOMON AGGRESSIVE GROWTH CLASS B (16), (21)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       47,399                     13,209                          0
Units issued                                     12,681                     66,691                     13,291
Units redeemed                                  (30,164)                   (32,501)                       (82)
                                   --------------------       --------------------       --------------------

Units, end of period                             29,916                     47,399                     13,209
                                   ====================       ====================       ====================

Unit value                         $          23.235771       $          20.950593       $          19.131066
                                          TO $23.576019              to $21.115038              to $19.213671

Net assets, end of period          $            699,584       $            995,343       $            253,013

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            4.47%                      9.51%                     32.91%
highest***                                     TO 11.66%                   to 9.90%                  to 33.38%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

(21) On August 1, 2005 Scudder Invesco Dynamic Growth- B was renamed Scudder Salomon Aggressive Growth-B through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER JANUS GROWTH & INCOME CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      113,656                     57,101                          0
Units issued                                     20,281                     63,419                     57,379
Units redeemed                                   (8,350)                    (6,864)                      (278)
                                   --------------------       --------------------       --------------------

Units, end of period                            125,587                    113,656                     57,101
                                   ====================       ====================       ====================

Unit value                         $          19.764224       $          18.061889       $          16.547138
                                          TO $20.053695              to $18.203682              to $16.618620

Net assets, end of period          $          2,502,643       $          2,060,243       $            946,372

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            5.78%                      9.15%                     21.79%
highest***                                     TO 10.16%                   to 9.54%                  to 22.22%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCUDDER JANUS GROWTH OPPORTUNITIES CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       23,491                     16,010                          0
Units issued                                    135,757                      7,876                     16,110
Units redeemed                                  (97,645)                      (395)                      (100)
                                   --------------------       --------------------       --------------------

Units, end of period                             61,603                     23,491                     16,010
                                   ====================       ====================       ====================

Unit value                         $          19.873037       $          18.938880       $          17.176830
                                          TO $20.164035              to $19.087533              to $17.251027

Net assets, end of period          $          1,232,684       $            446,253       $            275,431

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            2.70%                     10.26%                     24.05%
highest***                                      TO 5.64%                  to 10.65%                  to 24.49%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER MFS STRATEGIC VALUE CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      196,448                     64,881                          0
Units issued                                     19,199                    148,563                     65,552
Units redeemed                                  (36,134)                   (16,996)                      (671)
                                   --------------------       --------------------       --------------------

Units, end of period                            179,513                    196,448                     64,881
                                   ====================       ====================       ====================

Unit value                         $          20.200866       $          20.746697       $          17.984781
                                          TO $20.496695              to $20.909517              to $18.062460

Net assets, end of period          $          3,654,700       $          4,087,789       $          1,167,980

Investment income ratio*                           0.67%                      0.06%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           (2.84%)                    15.36%                     24.16%
highest***                                     TO (1.97%)                 to 15.76%                  to 24.59%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER OAK STRATEGIC EQUITY CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       82,385                     34,303                          0
Units issued                                     11,667                     55,711                     34,359
Units redeemed                                  (26,639)                    (7,629)                       (56)
                                   --------------------       --------------------       --------------------

Units, end of period                             67,413                     82,385                     34,303
                                   ====================       ====================       ====================

Unit value                         $          20.827632       $          22.264609       $          22.461508
                                          TO $21.132598              to $22.439299              to $22.558419

Net assets, end of period          $          1,415,760       $          1,841,505       $            771,384

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           (6.15%)                    (0.88%)                    46.55%
highest***                                     TO (1.38%)                 to (0.53%)                 to 47.06%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER TURNER MID CAP GROWTH CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       85,375                     39,810                          0
Units issued                                    143,344                     65,477                     54,611
Units redeemed                                 (116,356)                   (19,912)                   (14,801)
                                   --------------------       --------------------       --------------------

Units, end of period                            112,363                     85,375                     39,810
                                   ====================       ====================       ====================

Unit value                         $          24.081066       $          22.098540       $          20.328105
                                          TO $24.433650              to $22.271942              to $20.415849

Net assets, end of period          $          2,725,202       $          1,891,689       $            810,157

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            4.00%                      8.71%                     45.51%
highest***                                      TO 9.71%                   to 9.09%                  to 46.02%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER REAL ESTATE CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      212,491                    108,356                          0
Units issued                                     24,904                    139,501                    108,965
Units redeemed                                  (33,764)                   (35,366)                      (609)
                                   --------------------       --------------------       --------------------

Units, end of period                            203,631                    212,491                    108,356
                                   ====================       ====================       ====================

Unit value                         $          21.375304       $          19.593030       $          15.252679
                                          TO $21.632301              to $19.707109              to $15.287771

Net assets, end of period          $          4,382,802       $          4,174,495       $          1,654,071

Investment income ratio*                           2.23%                      0.60%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           (3.31%)                    28.46%                     22.02%
highest***                                      TO 9.77%                  to 28.91%                  to 22.30%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER STRATEGIC INCOME CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      156,206                     70,909                          0
Units issued                                     35,260                    106,876                     77,482
Units redeemed                                  (18,056)                   (21,579)                    (6,573)
                                   --------------------       --------------------       --------------------

Units, end of period                            173,410                    156,206                     70,909
                                   ====================       ====================       ====================

Unit value                         $          13.487078                  13.501416       $          12.690945
                                          TO $13.649352              to $13.580089              to $12.720176

Net assets, end of period          $          2,353,863       $          2,114,027       $            900,592

Investment income ratio*                           7.67%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           (0.34%)                     6.39%                      1.53%
highest***                                      TO 0.51%                   to 6.76%                   to 1.76%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                      SCUDDER CONSERVATIVE INCOME STRATEGY (22)
                                   -----------------------------------------------
                                                   2005                       2004
                                   --------------------       --------------------
Units, beginning of period                       12,261                          0
Units issued                                    110,247                     12,261
Units redeemed                                  (27,516)                         0
                                   --------------------       --------------------

Units, end of period                             94,992                     12,261
                                   ====================       ====================

Unit value                         $          13.235200       $          13.026675
                                          TO $13.317179              to $13.043798

Net assets, end of period          $          1,260,891       $            159,805

Investment income ratio*                           0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%

Total return, lowest to                            0.43%                      4.21%
highest***                                      TO 2.10%                   to 4.35%

----------
(22) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                        SCUDDER GROWTH & INCOME STRATEGY (22)
                                   -----------------------------------------------
                                                   2005                       2004
                                   --------------------       --------------------
Units, beginning of period                      652,277                          0
Units issued                                  1,111,627                    673,476
Units redeemed                                 (133,889)                   (21,199)
                                   --------------------       --------------------

Units, end of period                          1,630,015                    652,277
                                   ====================       ====================

Unit value                         $          13.878311       $          13.461339
                                          TO $13.964281              to $13.479028

Net assets, end of period          $         22,689,775       $          8,787,589

Investment income ratio*                           0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%

Total return, lowest to                            1.18%                      7.69%
highest***                                      TO 3.60%                   to 7.83%

----------
(22) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                         SCUDDER INCOME & GROWTH STRATEGY (22)
                                   -----------------------------------------------
                                                   2005                       2004
                                   --------------------       --------------------
Units, beginning of period                      148,397                          0
Units issued                                    348,192                    158,232
Units redeemed                                  (21,397)                    (9,835)
                                   --------------------       --------------------

Units, end of period                            475,192                    148,397
                                   ====================       ====================

Unit value                         $          13.559333       $          13.237796
                                          TO $13.643344              to $13.255194

Net assets, end of period          $          6,458,338       $          1,965,221

Investment income ratio*                           0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%

Total return, lowest to                            0.77%                      5.90%
highest***                                      TO 2.93%                   to 6.04%

----------
(22) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER GROWTH STRATEGY (22)
                                   -----------------------------------------------
                                                   2005                       2004
                                   --------------------       --------------------
Units, beginning of period                      501,807                          0
Units issued                                  1,800,177                    502,334
Units redeemed                                 (131,665)                      (527)
                                   --------------------       --------------------

Units, end of period                          2,170,319                    501,807
                                   ====================       ====================

Unit value                         $          14.250751       $          13.697294
                                          TO $14.339023              to $13.715293

Net assets, end of period          $         31,024,783       $          6,878,261

Investment income ratio*                           0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%

Total return, lowest to                            1.75%                      9.58%
highest***                                      TO 4.55%                   to 9.72%

----------
(22) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER TEMPLETON FOREIGN VALUE (23)
                                   -----------------------------------------------
                                                   2005                       2004
                                   --------------------       --------------------
Units, beginning of period                        4,098                          0
Units issued                                      5,062                      4,226
Units redeemed                                     (178)                      (128)
                                   --------------------       --------------------

Units, end of period                              8,982                      4,098
                                   ====================       ====================

Unit value                         $          14.142673       $          13.170988
                                          TO $14.214314              to $13.176792

Net assets, end of period          $            127,267       $             53,965

Investment income ratio*                           1.01%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%

Total return, lowest to                            7.02%                      5.37%
highest***                                      TO 7.87%                   to 5.41%

----------
(23) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER MERCURY LARGE CAP CORE (23)
                                   -----------------------------------------------
                                                   2005                       2004
                                   --------------------       --------------------
Units, beginning of period                          238                          0
Units issued                                      5,590                        238
Units redeemed                                       (2)                         0
                                   --------------------       --------------------

Units, end of period                              5,826                        238
                                   ====================       ====================

Unit value                         $          14.364779       $          12.958919
                                          TO $14.437528              to $12.964633

Net assets, end of period          $             83,841       $              3,087

Investment income ratio*                           0.03%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%

Total return, lowest to                            3.81%                      3.67%
highest***                                     TO 11.36%                   to 3.72%

----------
(23) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

                                    SCUDDER BOND CLASS         SCUDDER EQUITY 500
                                            B (9)              INDEX CLASS B (24)
                                   --------------------       --------------------
                                                   2005                       2005
                                   --------------------       --------------------
Units, beginning of period                            0                          0
Units issued                                     12.405                    533,405
Units redeemed                                     (109)                   (57,784)
                                   --------------------       --------------------

Units, end of period                             12,296                    475,621
                                   ====================       ====================

Unit value                         $          12.509144       $          19.364052
                                          TO $12.546516              TO $19.647632

Net assets, end of period          $            154,003       $          9,288,027

Investment income ratio*                           0.00%                      0.00%

                                                   1.40%                      1.40%
Expense ratio, lowest to highest**              TO 1.85%                   TO 1.85%

                                                  (0.35%)                     0.00%
Total return, lowest to highest***              TO 0.37%                   TO 0.00%

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

(24) Commencement of Operations, September 16, 2005, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     ALGER AMERICAN BALANCED CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      291,642                    134,731                          0
Units issued                                     21,646                    187,997                    135,165
Units redeemed                                  (74,521)                   (31,086)                      (434)
                                   --------------------       --------------------       --------------------

Units, end of period                            238,767                    291,642                    134,731
                                   ====================       ====================       ====================

Unit value                         $          16.203000       $          15.294784       $          14.928041
                                          TO $16.440363              to $15.414901              to $14.992568

Net assets, end of period          $          3,902,557       $          4,476,163       $          2,014,271

Investment income ratio*                           1.51%                      1.41%                      0.03%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            2.81%                      2.46%                     16.67%
highest***                                      TO 6.65%                   to 2.82%                  to 17.08%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 ALGER AMERICAN LEVERAGED ALL CAP CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       62,843                     32,854                          0
Units issued                                      3,643                     31,628                     33,162
Units redeemed                                   (7,239)                    (1,639)                      (308)
                                   --------------------       --------------------       --------------------

Units, end of period                             59,247                     62,843                     32,854
                                   ====================       ====================       ====================

Unit value                         $          19.743114       $          17.656523       $          16.652790
                                          TO $20.032247              to $17.795122              to $16.724725

Net assets, end of period          $          1,179,158       $          1,113,064       $            547,832

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            7.26%                      6.03%                     31.90%
highest***                                     TO 12.57%                   to 6.40%                  to 32.37%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  CREDIT SUISSE EMERGING MARKETS CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       58,338                     27,400                          0
Units issued                                     24,065                     36,779                     28,752
Units redeemed                                   (8,676)                    (5,841)                    (1,352)
                                   --------------------       --------------------       --------------------

Units, end of period                             73,727                     58,338                     27,400
                                   ====================       ====================       ====================

Unit value                         $          28.802050       $          22.983543       $          18.722477
                                          TO $29.223626              to $23.163871              to $18.803321

Net assets, end of period          $          2,137,652       $          1,343,843       $            513,741

Investment income ratio*                           0.79%                      0.34%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           16.23%                     22.76%                     40.40%
highest***                                     TO 26.16%                  to 23.19%                  to 40.89%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               CREDIT SUISSE GLOBAL POST VENTURE CAPITAL CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       15,640                      8,663                          0
Units issued                                      2,861                     10,103                      8,663
Units redeemed                                   (1,102)                    (3,126)                         0
                                   --------------------       --------------------       --------------------

Units, end of period                             17,399                     15,640                      8,663
                                   ====================       ====================       ====================

Unit value                         $          25.933056       $          22.794792       $          19.661271
                                          TO $26.312726              to $22.973662              to $19.746145

Net assets, end of period          $            454,718       $            357,720       $            170,572

Investment income ratio*                           0.00%                      0.00%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            4.89%                     15.94%                     45.10%
highest***                                     TO 14.53%                  to 16.35%                  to 45.61%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       27,258                      9,317                          0
Units issued                                      1,688                     18,176                     10,421
Units redeemed                                   (9,583)                      (235)                    (1,104)
                                   --------------------       --------------------       --------------------

Units, end of period                             19,363                     27,258                      9,317
                                   ====================       ====================       ====================

Unit value                         $          17.916857       $          17.698021       $          17.001547
                                          TO $18.179290              to $17.836947              to $17.074978

Net assets, end of period          $            349,559       $            483,627       $            158,559

Investment income ratio*                           0.00%                      0.21%                      0.00%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                           (0.16%)                     4.10%                     23.57%
highest***                                      TO 1.92%                   to 4.46%                  to 24.01%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     DREYFUS VIF MIDCAP STOCK CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                      251,963                    128,782                          0
Units issued                                     21,837                    130,769                    132,799
Units redeemed                                  (15,530)                    (7,588)                    (4,017)
                                   --------------------       --------------------       --------------------

Units, end of period                            258,270                    251,963                    128,782
                                   ====================       ====================       ====================

Unit value                         $          21.409066       $          20.063641       $          17.875144
                                          TO $21.722583              to $20.221116              to $17.952346

Net assets, end of period          $          5,572,545       $          5,071,187       $          2,305,327

Investment income ratio*                           0.00%                      0.22%                      0.51%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            0.54%                     12.24%                     29.20%
highest***                                      TO 7.43%                  to 12.64%                  to 29.65%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

                 John Hancock Life Insurance Company of New York
      Separate Account A (formerly The Manufacturers Life Insurance Company of New York Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          AIM VI UTILITIES CLASS B (16)
                                   --------------------------------------------------------------------------
                                                   2005                       2004                       2003
                                   --------------------       --------------------       --------------------
Units, beginning of period                       53,000                     30,167                          0
Units issued                                     19,334                     29,167                     30,849
Units redeemed                                   (8,227)                    (6,334)                      (682)
                                   --------------------       --------------------       --------------------

Units, end of period                             64,107                     53,000                     30,167
                                   ====================       ====================       ====================

Unit value                         $          22.047642       $          19.265019       $          15.867908
                                          TO $22.370486              to $19.416214              to $15.936457

Net assets, end of period          $          1,421,990       $          1,023,096       $            479,215

Investment income ratio*                           2.49%                      1.93%                      3.57%

Expense ratio, lowest to                           1.40%                      1.40%                      1.40%
highest**                                       TO 1.85%                   to 1.75%                   to 1.75%

Total return, lowest to                            1.21%                     21.41%                     15.43%
highest***                                     TO 15.22%                  to 21.84%                  to 15.84%

----------
(16) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

               The John Hancock Life Insurance Company of New York
     Separate Account A (formerly the Manufacturers Life Insurance Company of
                          New York Separate Account A)

                    Notes to Financial Statements (continued)


7. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

8. DIVERSIFICATION REQUIREMENTS

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

9. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of John Hancock New York, which is taxed as a life insurance company under the Internal Revenue Code. John Hancock New York has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, John Hancock New York does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                          NEW NAME
------------------   -----------------------------------------------   -------------------------------------------------------------
October 1, 1997      FNAL Variable Account                             The Manufacturers Life Insurance Company of New York Separate
                                                                       Account A

October 1, 1997      First North American Life Assurance Company       The Manufacturers Life Insurance Company of New York

November 1, 1997     NAWL Holding Co., Inc.                            Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                       Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company of New   John Hancock Life Insurance Company of New York
                     York Separate Account A                           Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company of New   John Hancock Life Insurance Company of New York
                     York                                              Separate Account A.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets.

On January 1, 2005 Manufacturers Securities Services LLC changed its name to John Hancock Investment Management Services LLC.

                                    * * * * *
Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). [FILED HEREWITH]

            (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). [FILED HEREWITH].

      (b)   Exhibits

            (1)   (a)   Resolution of the Board of Directors of First North
                        American Life Assurance Company establishing the FNAL
                        Variable Account - incorporated by reference to Exhibit
                        (b)(1)(a) to Form N-4, File No. 33-46217 filed February
                        25, 1998.

                  (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit
                        (b)(1)(b) to Form N-4, File No. 33-46217 filed
                        February 25, 1998.

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (a)   Underwriting and Distribution Agreement between The
                        Manufacturers Life Insurance Company of New York
                        (Depositor) and Manufacturers Financial Securities LLC
                        (Underwriter)-incorporated by reference to Exhibit
                        (b)(3)(a) to the Registrant's Initial Registration
                        Statement on Form N-4 File, No.333-83558, filed
                        February 28, 2002.

                  (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Financial Securities LLC (Underwriter) and General
                        Agents-incorporated by reference to Exhibit (b)(3)(b) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

            (4)   (a)   (i) Form of Specimen Flexible Purchase Payment
                        Individual Deferred Combination Fixed and Variable
                        Annuity Contract, Non-Participating (v24) - incorporated by reference to Exhibit (b)(4)(a)(i) to the Registrant's
                        Initial Registration Statement on Form N-4 File,
                        No.333-83558, filed February 28, 2002.

      (5)   (a)   (i)   Form of Specimen Application for Flexible Purchase
                        Payment Individual Deferred Combination Fixed and
                        Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's
                        Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

      (6)   (a)   (i)   Declaration of Intention and Charter of First North
                        American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit
                        (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (iii) Certificate of Amendment of the Declaration of Intention
                        and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit
                        (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

            (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

      (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

      (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

            (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - incorporated by reference to Exhibit
                  (b)(3)(a) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

            (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

      (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered- Incorporated by reference to Exhibit
            (A)(9) to pre-effective amendment no. 1 to this registration statement filed on September 6, 2002.

      (10) Written consent of Ernst & Young LLP, independent auditors - [FILED HEREWITH]

      (11)  All financial statements omitted from Item 23, Financial Statements
            - Not Applicable.

      (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners
            - Not Applicable.

      (13)  Schedules of computations - Incorporated by reference to Exhibit
            (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

      (14)  (a)   Power of Attorney - The Manufacturers Life Insurance Company
                  of New York Directors is incorporated by reference to exhibit
                  7 to pre-effective amendment no. 1 to The Manufacturers Life
                  Insurance Company of New York Separate Account B Registration
                  Statement on Form S-6, filed March 16, 1998.

            (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

            (c) Power of Attorney, James D. Gallagher and James R. Boyle - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

            (d)   Power of Attorney, Robert Cook - previously filed as Exhibit
                  (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

            (e) Power of Attorney, Bradford J. Race, Jr. - incorporated by reference to Exhibit (b)(14)(e) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

            (f) Power of Attorney, Joseph M. Scott - Incorporated by reference to Exhibit (b) (14) (f) to the registration statement on Form N-4, File No. 333-79112, filed April, 2003.

            (g) Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca - Incorporated by reference to Exhibit (b) (14) (g) to the registration statement on Form N-4, File No. 333-79112, filed February 26, 2004.

            (h) Power of Attorney, Richard Harris - Incorporated by reference to Exhibit (14)(h) to the registration statement on Form N-4, File No. 333-83558, filed February 28, 2005.

            (i) Power of Attorney, James Brockelman - incorporated by reference to Exhibit (14)(i) to Post- Effective Amendment No. 21 to the registration statement on Form N-4, File No. 033-79112, filed December 12, 2005.

            (j) Power of Attorney, Alison Alden, James R. Boyle, James Brockelman, Robert Cook, Marc Costantini, James D. Gallagher and Bruce Speca [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY NEW YORK

NAME AND PRINCIPAL BUSINESS ADDRESS          POSITION WITH DEPOSITOR
James D. Gallagher*                          Chairman, President
Alison Alden*                                Director
Thomas Borshoff                              Director
James R. Boyle*                              Director, Executive Vice President, Annuities
James Brockelman*                            Director
Robert Cook*                                 Director, Executive Vice President, Insurance
Marc Costantini*                             Director
Ruth Ann Fleming                             Director
Neil M. Merkel                               Director
Bradford J. Race, Jr.                        Director
Joseph M. Scott*                             Director
Bruce R. Speca*                              Director

Katherine MacMillan**                        Executive Vice President, Retirement Plan Services
Peter Copestake**                            Senior Vice President & Treasurer
Susan Bellingham**                           Vice President, Group Pensions
Philip Clarkson**                            Vice President, US Taxation
Brian Collins**                              Vice President, US Taxation
Robert K. Leach*                             Vice President, Annuity Product Management
Elaine Leighton*                             Vice President, Compliance & Market Conduct
Gregory Mack*                                Vice President, Distribution
Thomas Samoluk*                              Vice President, Government Relations
Yiji Starr*                                  Vice President & CFO
Patrick Gill**                               Controller
Andrew Corselli*                             Secretary & Chief Legal Counsel

---------
*Principal business office is 601 Congress Street, Boston, MA 02210 **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                             AS OF DECEMBER 31, 2005

                                                                                    % OF     JURISDICTION OF
AFFILIATE                                                               LEGAL ID   EQUITY     INCORPORATION
---------                                                               --------   ------   ----------------
MANULIFE FINANCIAL CORPORATION                                               2        100   CANADA
   John Hancock Holdings (Delaware) LLC                                   0275        100   Delaware
      John Hancock Financial Services, Inc.                                  3        100   Delaware
   The Manufacturers Life Insurance Company                                  1        100   Canada
      Manulife Bank of Canada                                               58        100   Canada
      Manulife Financial Services Inc.                                     199        100   Canada
      Manulife Securities International Ltd.                                79        100   Canada
      Manulife Canada Ltd.                                                 157        100   Canada
      First North American Insurance Company                               111        100   Canada
      Equinox Financial Group, Inc.                                        239        100   Canada
      EIS Insurance Services, Inc.(1)                                                  50   Canada
      Cantay Holdings Inc.                                                  51        100   Ontario
      Regional Power, Inc.                                                 136       83.5   Canada
      Manulife Data Services, Inc.                                          81        100   Barbados
      Manulife Capital Inc.                                                278        100   Canada
      MSIL Holdings (Canada) Limited                                       289        100   Canada
      880 Belgrave Way Holdings Ltd.                                                  100   British Columbia
      6212344 Canada Limited                                               272        100   Canada
      Manulife Enterprise (Alberta) Limited                                276        100   Alberta
      Manulife Enterprise (Bermuda) Limited                                277        100   Bermuda
      1293319 Ontario Inc.                                                 170        100   Ontario
      3426505 Canada Inc.                                                  161        100   Canada
      FNA Financial Inc.                                                   115        100   Canada
         Elliot & Page Limited                                             116        100   Ontario
      NAL Resources Limited                                                117        100   Alberta
      NAL Resources Management Limited                                     120        100   Canada
      2015500 Ontario Inc.                                                 154        100   Ontario
      NALC Holdings Inc.(2)                                                103         50   Ontario
      2015401 Ontario Inc.                                                 140        100   Ontario
      2024385 Ontario Inc.                                                 153        100   Ontario
      Cavalier Cable, Inc.(3)                                                          78   Delaware
      MFC Global Investment Management (U.S.A.) Limited                    156        100   Canada
      MFC Global Fund Management (Europe) Limited                                     100   England
            MFC Global Investment Management (Europe) Limited               64        100   England
      Manulife Holdings (Alberta) Limited                                  201        100   Alberta
         Manulife Holdings (Delaware) LLC                                  205        100   Delaware
            The Manufacturers Investment Corporation                        87        100   Michigan
               Manulife Reinsurance Limited                                 67        100   Bermuda
                  Manulife Reinsurance (Bermuda) Limited                   203        100   Bermuda
               John Hancock Life Insurance Company (U.S.A.)                 19        100   Michigan
                  Manulife Service Corporation                               7        100   Colorado
                  John Hancock Distributors LLC                              5        100   Delaware

                  John Hancock Investment Management Services, LLC(4)       97         57   Delaware
                  John Hancock Life Insurance Company of New York           94        100   New York
                  Ennal, Inc.                                              124        100   Delaware
                  Avon Long Term Care Leaders LLC                          158        100   Delaware
                  Ironside Venture Partners I LLC                          196        100   Delaware
                  Ironside Venture Partners II LLC                         197        100   Delaware
                  Manulife Leasing Co. LLC                                             80   Delaware
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                 138        100   Germany
      Manulife Holdings (Bermuda) Limited                                  147        100   Bermuda
         Manulife Management Services Ltd.                                 191        100   Barbados
         Manufacturers P&C Limited                                          36        100   Barbados
         Manufacturers Life Reinsurance Limited                             49        100   Barbados
      Manulife (Vietnam) Limited                                           188        100   Vietnam
         Manulife Vietnam Fund Management Company                                     100   Vietnam
      Manulife (Singapore) Pte. Ltd.                                        14        100   Singapore
         John Hancock Ltd.                                                            100   Singapore
      The Manufacturers Life Insurance Co. (Phils.), Inc.                  164        100   Philippines
         FCM Plans, Inc.                                                   155        100   Philippines
         Manulife Financial Plans, Inc.                                    187        100   Philippines
   FCM Holdings Inc.                                                       104        100   Philippines
      Manulife International Holdings Limited                              152        100   Bermuda
         Manulife Provident Funds Trust Company Limited                    163        100   Hong Kong
         Manulife Asset Management (Asia) Limited                           78        100   Barbados
            Manulife Asset Management (Hong Kong) Limited                             100   Hong Kong
            P.T. Manulife Aset Manajemen Indonesia                         141         85   Indonesia
         Manulife (International) Limited                                   28        100   Bermuda
            Manulife-Sinochem Life Insurance Co. Ltd.                       43         51   China
      P.T. Asuransi Jiwa Manulife Indonesia                                 42         71   Indonesia
         P.T. Bunadaya Sarana Informatika                                              98   Indonesia

         P.T. Asuransi Jiwa Arta Mandiri Prima                              75      99.75   Indonesia
         P.T. Indras Insan Jaya Utama                                               99.98   Indonesia

            P.T. Asuransi Jiwa John Hancock Indonesia                                3.76   Indonesia
   6306471 Canada Inc.                                                     282        100   Canada
      CDF (Thailand) Limited                                               287       90.2   Thailand
         OOC (Thailand) Limited(4)                                         288         51   Thailand
            Manulife Insurance (Thailand) Public Company Limited(5)        286      72.54   Thailand
   Manulife Technology & Services Sdn Bhd.                                 285        100   Malaysia
   6306489 Canada Inc.                                                     283        100   Canada
   Manulife Alberta Limited                                                279        100   Alberta
         Manulife European Holdings (Bermuda) Limited                      270        100   Bermuda
            Manulife European Investments (Luxembourg) S.a.r.l.            271        100   Luxembourg
               Manulife Hungary Holdings Limited(6)                        149         99   Hungary
   MLI Resources Inc.                                                      193        100   Alberta
         Manulife Life Insurance Company(7)                                180         35   Japan
            MFC Global Investment Management (Japan) Limited               208        100   Japan
         Manulife Century Investments (Bermuda) Limited                    172        100   Bermuda
            Manulife Century Investments (Luxembourg) S.A.                 173        100   Luxembourg
               Manulife Century Investments (Netherlands) B.V.             174        100   Netherlands
                  Manulife Premium Collection Co. Ltd.                     178
                  Y.K. Manulife Properties Japan                           142        100   Japan
                  Manulife Century Holdings (Netherlands) B.V.             195        100   Netherlands

----------
(1)  50% of EIS Insurance Services, Inc. is owned by Equinox Financial Group,
     Inc.

(2)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.

(4)  49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.

(5) 24.97% OF Manulife insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company

(6)  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(7) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

Item 27.  Number of Contract Owners.

As of MARCH 31, 2006 there were 6,082 qualified and 4,626 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper. The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
------------------------------------------------------------------   ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M        Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A     Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B     Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H         Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U         Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V         Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV           Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF       Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V        Principal Underwriter

(b)   Set forth below is Board of Managers of John Hancock Distributors
      LLC:

NAME                      TITLE
---------------------     ----------------------------------------------------------
Marc Costantini*          Chairman
Steven Finch*             President and CEO
Kevin Hill*               Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan**     Senior Vice President, Retirement Plan Services
Christopher Walker**      Vice President and CCO

*Principal business office is 601 Congress Street, Boston, MA 02210 **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

(c)   None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 1st day of May, 2006.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By:  JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
     (Depositor)

By:  /s/ James D. Gallagher
     ----------------------------
     James D. Gallagher
     President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By:  /s/ James D. Gallagher
     ----------------------------
     James D. Gallagher
     President

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 1st day of May, 2006.

Signature                            Title
---------------------------------    -----------------------------
/s/ James D. Gallagher               Chairman and President
---------------------------------    (Principal Executive Officer)
James D. Gallagher

/s/ Peter Copestake                  Senior Vice President and Treasurer
---------------------------------    (Principal Financial Officer)
Peter Copestake

/s/ Patrick Gill                     Controller
---------------------------------    (Principal Accounting Officer)
Patrick Gill

*                                    Director
---------------------------------
Alison Alden

*                                    Director
---------------------------------
Thomas Borshoff

*                                    Director
---------------------------------
James R. Boyle

*                                    Director
---------------------------------
James Brockelman

*                                    Director
---------------------------------
Robert Cook

*                                    Director
---------------------------------
Marc Costantini

*                                    Director
---------------------------------
Ruth Ann Fleming

*                                    Director
---------------------------------
Neil M. Merkl

*                                    Director
---------------------------------
Bradford J. Race, Jr.

*                                    Director
---------------------------------
Joseph M. Scott

*                                    Director
---------------------------------
Bruce R. Speca

 /s/ Arnold Bergman                  Chief Counsel - Annuities
---------------------------------
Arnold Bergman
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.                                DESCRIPTION
----------     ----------------------------------------------------------------
24.(b)10        Consent of Independent Registered Public Accounting Firm

24(B)14(j)     Power of Attorney, Alison Alden, James R. Boyle, James
               Brockelman, Robert Cook, Marc Costantini, James D. Gallagher and
               Bruce Speca